UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 – 12-14 Regulation S-X are as follows:

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks — 78.9%
	Consumer Discretionary — 2.9%

3,607	Eutelsat Communications S.A.	$120,310
11,189	SES S.A. (FDR)	414,003
		534,313
	Energy — 19.8%
2,667	Cheniere Energy, Inc.*	214,054
720	Enbridge Energy Management LLC	25,790
13,433	Enbridge, Inc.	669,982
527	EnLink Midstream LLC	21,660
1,348	Keyera Corp.	118,596
1,378	Kinder Morgan Management LLC*	134,658
8,142	Kinder Morgan, Inc.	327,797
1,070	Koninklijke Vopak N.V.	54,859
2,533	ONEOK, Inc.	177,817
5,197	Pembina Pipeline Corp.	238,843
519	SemGroup Corp., Class A	45,532
8,173	Spectra Energy Corp.	340,487
349	Targa Resources Corp.	48,703
11,389	TransCanada Corp.	612,029
3,536	Veresen, Inc.	60,554
9,000	Williams Cos., Inc. (The)	534,960
		3,626,321
	Financials — 6.8%

7,441	American Tower Corp. (REIT)	733,682
6,276	Crown Castle International Corp. (REIT)	499,005
		1,232,687
	Industrials — 12.1%

9,590	Abertis Infraestructuras S.A.	201,739
934	Aeroports de Paris	124,134
9,218	Atlantia SpA	234,004
22,619	Auckland International Airport Ltd.	69,435
36,558	Beijing Capital International Airport Co. Ltd., Class H	28,586
28,859	China Merchants Holdings International Co. Ltd.	95,700
10,754	Ferrovial S.A.	218,877
95	Flughafen Zuerich AG	62,088
893	Fraport AG Frankfurt Airport Services Worldwide	60,545
13,655	Groupe Eurotunnel S.A.	175,688
975	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	67,967
502	Grupo Aeroportuario del Sureste SAB de CV (ADR)	64,497
591	Hamburger Hafen und Logistik AG	14,292
134,087	Hutchison Port Holdings Trust, Class U	96,543
1,804	Japan Airport Terminal Co. Ltd.	64,586
30,338	Jiangsu Expressway Co. Ltd., Class H	34,566
9,435	Macquarie Atlas Roads Group	28,903
50	Obrascon Huarte Lain S.A.	1,830
1,525	Societa Iniziative Autostradali e Servizi SpA	17,182
26,694	Sydney Airport	110,444
47,081	Transurban Group	354,409
1,585	Westshore Terminals Investment Corp.	52,726
35,593	Zhejiang Expressway Co. Ltd., Class H	35,409
		2,214,150
	Telecommunication Services — 1.5%

2,422	SBA Communications Corp., Class A*	267,122

	Utilities — 35.8%

1,453	AGL Resources, Inc.	77,459
729	American States Water Co.	23,547
3,366	American Water Works Co., Inc.	170,353
13,448	APA Group	97,338
3,329	Aqua America, Inc.	83,258
1,221	Atmos Energy Corp.	61,734
39,898	AusNet Services*	52,727
899	California Water Service Group	21,900
8,080	CenterPoint Energy, Inc.	200,707
40,191	China Gas Holdings Ltd.	71,566
12,883	China Resources Gas Group Ltd.	37,485
8,485	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	80,098
5,507	Consolidated Edison, Inc.	318,800
29,897	DUET Group	68,130
689	Elia System Operator S.A./N.V.	33,614
3,265	Enagas S.A.	108,839
12,197	ENN Energy Holdings Ltd.	86,165
5,326	Fortis, Inc.	164,193
104,907	Hong Kong & China Gas Co. Ltd.	237,968
2,964	ITC Holdings Corp.	110,705
509	Laclede Group, Inc. (The)	25,170
95,691	National Grid PLC	1,428,164
513	New Jersey Resources Corp.	26,794
3,837	NiSource, Inc.	152,214
5,941	Northeast Utilities	272,633
331	Northwest Natural Gas Co.	15,047
736	NorthWestern Corp.	35,534
633	ONE Gas, Inc.	23,693
9,232	Pennon Group PLC	124,681
4,720	Pepco Holdings, Inc.	130,083
8,739	PG&E Corp.	406,189
952	Piedmont Natural Gas Co., Inc.	35,605
2,687	Red Electrica Corp. S.A.	226,275
2,778	Sempra Energy	294,385
5,916	Severn Trent PLC	191,027
33,192	Snam SpA	193,030
567	Southwest Gas Corp.	29,603
31,961	Spark Infrastructure Group	58,805
34,773	Terna Rete Elettrica Nazionale SpA	179,105
8,258	Toho Gas Co. Ltd.	47,542
38,079	Tokyo Gas Co. Ltd.	216,261
13,462	Towngas China Co. Ltd.	14,348
1,063	UIL Holdings Corp.	39,597
16,929	United Utilities Group PLC	246,478
633	WGL Holdings, Inc.	27,529
		6,546,378
	Total Common Stocks (Cost $12,035,932)	14,420,971

	Investment Companies — 0.7%
	Financials — 0.7%

21,881	3i Infrastructure PLC	50,747
30,962	HICL Infrastructure Co. Ltd.	75,252
		125,999
	Total Investment Companies (Cost $122,868)	125,999

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Master Limited Partnerships — 19.2%
	Energy — 18.6%

924	Access Midstream Partners LP	$59,459
855	Atlas Pipeline Partners LP	31,575
1,363	Boardwalk Pipeline Partners LP	27,192
1,413	Buckeye Partners LP	111,627
518	Cheniere Energy Partners LP	17,146
973	DCP Midstream Partners LP	55,052
1,407	El Paso Pipeline Partners LP	58,475
2,447	Enbridge Energy Partners LP	88,875
5,131	Energy Transfer Equity LP	311,195
3,383	Energy Transfer Partners LP	194,353
895	EnLink Midstream Partners LP	27,736
14,160	Enterprise Products Partners LP	575,321
447	EQT Midstream Partners LP	43,578
3,559	Kinder Morgan Energy Partners LP	343,016
2,767	Magellan Midstream Partners LP	232,234
1,870	MarkWest Energy Partners LP	149,095
239	MPLX LP	14,579
788	NuStar Energy LP	52,079
416	NuStar GP Holdings LLC	17,909
344	Oiltanking Partners LP	16,887
1,726	ONEOK Partners LP	102,576
202	Phillips 66 Partners LP	14,948
4,434	Plains All American Pipeline LP	265,730
1,551	Plains GP Holdings LP, Class A	47,864
3,346	Regency Energy Partners LP	110,351
591	Spectra Energy Partners LP	33,681
285	Summit Midstream Partners LP	15,755
1,720	Sunoco Logistics Partners LP	85,106
1,212	Targa Resources Partners LP	90,173
516	TC PipeLines LP	30,248
153	TransMontaigne Partners LP	6,732
182	Valero Energy Partners LP	9,703
187	Western Gas Equity Partners LP	11,211
776	Western Gas Partners LP	60,132
1,710	Williams Partners LP	90,647
		3,402,240
	Utilities — 0.6%

2,433	Brookfield Infrastructure Partners LP	103,281

	Total Master Limited Partnerships (Cost $3,249,937)	3,505,521

Principal Amount
	U.S. Government & Agency Security — 0.5%
	Federal Home Loan Bank
$96,612	0.00%, due 09/02/14	96,612
	Total U.S. Government & Agency Security (Cost $96,612)	96,612

	Repurchase Agreements (a) — 0.2%
34,178	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $34,178	34,178
	Total Repurchase Agreements (Cost $34,178)	34,178

	Total Investment Securities (Cost $15,539,527) — 99.5%	18,183,281
	Other assets less liabilities — 0.5%	91,796
	Net Assets — 100.0%	$18,275,077

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,718,929
Aggregate gross unrealized depreciation	(75,175)
Net unrealized appreciation	$2,643,754
Federal income tax cost of investments	$15,539,527

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2014:

United States	51.2%
United Kingdom	11.6%
Canada	10.5%
Australia	4.2%
Spain	4.2%
Italy	3.4%
France	2.3%
Luxembourg	2.3%
Hong Kong	1.8%
Japan	1.8%
Bermuda	1.2%
Mexico	0.7%
Cayman Islands	0.6%
China	0.5%
Singapore	0.5%
Brazil	0.4%
Germany	0.4%
New Zealand	0.4%
Liechtenstein	0.3%
Netherlands	0.3%
Venezuela	0.2%
Other (1)	1.2%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks — 95.3%
	Financials — 95.3%

162,852	3i Group PLC	$1,063,051
6,736	Altamir	102,226
55,088	American Capital Ltd.*	853,313
56,239	Apollo Investment Corp.	493,216
61,844	Ares Capital Corp.	1,060,625
17,063	BlackRock Kelso Capital Corp.	159,539
67,072	Brait SE*	498,092
2,323	Deutsche Beteiligungs AG	66,235
8,734	Electra Private Equity PLC*	391,348
6,207	Eurazeo S.A.	471,643
34,146	Fifth Street Finance Corp.	335,655
4,690	Gimv N.V.	229,211
11,452	Golub Capital BDC, Inc.	202,586
1,718	HBM Healthcare Investments AG, Class A*	160,469
14,988	Hercules Technology Growth Capital, Inc.	229,167
75,109	Intermediate Capital Group PLC	508,744
10,368	Main Street Capital Corp.	337,582
99,059	Marfin Investment Group Holdings S.A.*	51,933
14,454	MCG Capital Corp.	57,238
5,008	MVC Capital, Inc.	62,901
17,719	Onex Corp.	1,031,721
16,447	PennantPark Investment Corp.	195,719
46,231	Prospect Capital Corp.	476,642
47,821	Ratos AB, Class B	387,604
5,147	Safeguard Scientifics, Inc.*	100,881
10,073	Solar Capital Ltd.	201,460
6,782	Triangle Capital Corp.	186,369
3,576	Wendel S.A.	431,668
		10,346,838
	Total Common Stocks (Cost $10,195,696)	10,346,838

	Investment Company — 1.5%
	Financials — 1.5%

9,129	HgCapital Trust PLC	157,920
	Total Investment Company (Cost $157,359)	157,920

	Master Limited Partnership — 1.7%
	Financials — 1.7%

9,769	Compass Diversified Holdings	179,457
	Total Master Limited Partnership (Cost $182,344)	179,457

Principal Amount
	U.S. Government & Agency Security — 0.7%
	Federal Home Loan Bank
$73,190	0.00%, due 09/02/14	73,190
	Total U.S. Government & Agency Security (Cost $73,190)	73,190

	Repurchase Agreements (a) — 0.2%
25,891	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $25,891	25,891
	Total Repurchase Agreements (Cost $25,891)	25,891

	Total Investment Securities (Cost $10,634,480) — 99.4%	10,783,296
	Other assets less liabilities — 0.6%	69,436
	Net Assets — 100.0%	$10,852,732

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,362
Aggregate gross unrealized depreciation	(259,415)
Net unrealized appreciation	$144,947
Federal income tax cost of investments	$10,638,349

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2014:

United States	47.3%
United Kingdom	19.6%
Canada	9.5%
France	9.2%
Malta	4.6%
Sweden	3.6%
Belgium	2.1%
Switzerland	1.5%
Germany	0.6%
Greece	0.5%
Other (1)	1.5%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 95.7%
	Consumer Discretionary — 11.9%

5,935	Amazon.com, Inc.*	$2,012,202
18,465	AutoNation, Inc.*	1,001,726
1,828	AutoZone, Inc.*	985,000
34,134	Best Buy Co., Inc.	1,088,533
60,824	Cablevision Systems Corp., Class A	1,125,852
35,846	Carnival Corp.	1,357,847
14,302	Coach, Inc.	526,743
28,221	Comcast Corp., Class A	1,544,535
7,573	Darden Restaurants, Inc.	358,354
1,799	DIRECTV*	155,524
16,059	Discovery Communications, Inc., Class A*	702,100
4,120	Dollar General Corp.*	263,639
18,167	Dollar Tree, Inc.*	974,205
1,845	Expedia, Inc.	158,486
80,955	Ford Motor Co.	1,409,427
7,931	Fossil Group, Inc.*	803,331
14,687	GameStop Corp., Class A	619,791
9,887	Gap, Inc. (The)	456,285
48,319	General Motors Co.	1,681,501
12,745	Genuine Parts Co.	1,118,246
14,388	Goodyear Tire & Rubber Co. (The)	373,656
36,856	H&R Block, Inc.	1,235,782
18,856	Harley-Davidson, Inc.	1,198,487
10,451	Harman International Industries, Inc.	1,202,701
8,043	Home Depot, Inc. (The)	752,021
60,632	Interpublic Group of Cos., Inc. (The)	1,184,143
11,453	Kohl’s Corp.	673,322
21,068	L Brands, Inc.	1,345,192
32,686	Leggett & Platt, Inc.	1,146,952
14,033	Macy’s, Inc.	874,116
19,723	Marriott International, Inc., Class A	1,368,776
3,994	McDonald’s Corp.	374,318
13,737	Michael Kors Holdings Ltd.*	1,100,608
2,920	Mohawk Industries, Inc.*	426,378
913	Netflix, Inc.*	436,085
22,273	News Corp., Class A*	392,562
2,224	PetSmart, Inc.	159,172
56,231	PulteGroup, Inc.	1,080,760
5,814	Ralph Lauren Corp.	983,729
11,474	Ross Stores, Inc.	865,369
1,709	Scripps Networks Interactive, Inc., Class A	136,224
37,249	Staples, Inc.	435,068
4,620	Starwood Hotels & Resorts Worldwide, Inc.	390,575
10,278	Time Warner, Inc.	791,714
19,316	Tractor Supply Co.	1,293,206
45,392	Twenty-First Century Fox, Inc., Class A	1,607,785
1,743	Viacom, Inc., Class B	141,444
12,827	Walt Disney Co. (The)	1,152,891
7,850	Whirlpool Corp.	1,201,207
15,363	Wyndham Worldwide Corp.	1,243,481
3,138	Wynn Resorts Ltd.	605,257
		44,516,308
	Consumer Staples — 7.3%

5,329	Altria Group, Inc.	229,573
31,768	Archer-Daniels-Midland Co.	1,583,952
3,151	Clorox Co. (The)	279,179
32,233	Coca-Cola Co. (The)	1,344,761
21,809	Coca-Cola Enterprises, Inc.	1,042,034
35,281	ConAgra Foods, Inc.	1,136,048
15,161	Constellation Brands, Inc., Class A*	1,320,372
2,892	Costco Wholesale Corp.	350,163
13,997	CVS Caremark Corp.	1,112,062
20,540	Dr. Pepper Snapple Group, Inc.	1,292,377
18,089	Estee Lauder Cos., Inc. (The), Class A	1,389,778
3,932	Hershey Co. (The)	359,463
23,181	Hormel Foods Corp.	1,174,813
2,274	Kellogg Co.	147,742
5,332	Keurig Green Mountain, Inc.	710,862
12,757	Kimberly-Clark Corp.	1,377,756
29,277	Kroger Co. (The)	1,492,541
10,719	Lorillard, Inc.	639,924
17,276	Molson Coors Brewing Co., Class B	1,277,560
33,723	PepsiCo, Inc.	3,119,040
15,434	Philip Morris International, Inc.	1,320,842
28,797	Procter & Gamble Co. (The)	2,393,319
4,967	Sysco Corp.	187,902
31,815	Tyson Foods, Inc., Class A	1,210,879
12,115	Wal-Mart Stores, Inc.	914,683
		27,407,625
	Energy — 9.5%

18,155	Baker Hughes, Inc.	1,255,237
36,452	Cabot Oil & Gas Corp.	1,222,600
48,049	Chesapeake Energy Corp.	1,306,933
21,021	Chevron Corp.	2,721,168
31,252	ConocoPhillips	2,538,287
29,945	CONSOL Energy, Inc.	1,206,185
20,087	Devon Energy Corp.	1,514,962
23,186	Diamond Offshore Drilling, Inc.	1,018,793
25,330	Ensco PLC, Class A	1,278,658
10,174	EOG Resources, Inc.	1,117,919
12,451	EQT Corp.	1,233,396
55,678	Exxon Mobil Corp.	5,537,734
38,157	Kinder Morgan, Inc.	1,536,201
19,782	Marathon Oil Corp.	824,712
13,452	Murphy Oil Corp.	840,346
21,158	Nabors Industries Ltd.	575,709
5,842	Newfield Exploration Co.*	261,838
43,777	Noble Corp. PLC	1,245,893
1,535	Occidental Petroleum Corp.	159,226
18,914	ONEOK, Inc.	1,327,763
1	Paragon Offshore PLC*	12
1,679	Phillips 66	146,107
20,523	QEP Resources, Inc.	730,003
1,756	Range Resources Corp.	138,004
34,249	Rowan Cos. PLC, Class A	1,038,430
10,744	Schlumberger Ltd.	1,177,972
29,764	Southwestern Energy Co.*	1,225,682
13,787	Tesoro Corp.	892,570
28,795	Valero Energy Corp.	1,558,961
		35,631,301
	Financials — 17.9%

12,590	ACE Ltd.	1,338,695
24,865	Aflac, Inc.	1,522,733
24,387	Allstate Corp. (The)	1,499,557
2,605	American Express Co.	233,278
3,072	American International Group, Inc.	172,216
11,285	Ameriprise Financial, Inc.	1,419,202
12,089	Aon PLC	1,053,677
33,821	Apartment Investment & Management Co., Class A (REIT)	1,159,046
17,626	Assurant, Inc.	1,176,535
93,087	Bank of America Corp.	1,497,770
19,646	Berkshire Hathaway, Inc., Class B*	2,696,413

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,954	BlackRock, Inc.	$1,637,446
10,903	Boston Properties, Inc. (REIT)	1,323,842
37,222	CBRE Group, Inc., Class A*	1,182,915
24,917	Cincinnati Financial Corp.	1,198,259
25,030	Citigroup, Inc.	1,292,800
12,592	CME Group, Inc.	963,918
19,026	Crown Castle International Corp. (REIT)	1,512,757
23,520	E*TRADE Financial Corp.*	523,555
66,674	Fifth Third Bancorp	1,360,483
22,976	Franklin Resources, Inc.	1,298,604
69,953	Genworth Financial, Inc., Class A*	992,633
775	Goldman Sachs Group, Inc. (The)	138,810
32,276	HCP, Inc. (REIT)	1,398,519
21,156	Health Care REIT, Inc. (REIT)	1,429,722
58,437	Host Hotels & Resorts, Inc. (REIT)	1,333,532
7,260	Intercontinental Exchange, Inc.	1,372,140
15,960	Invesco Ltd.	651,806
39,713	JPMorgan Chase & Co.	2,360,938
87,160	KeyCorp	1,186,248
53,738	Kimco Realty Corp. (REIT)	1,262,306
47,726	Leucadia National Corp.	1,189,809
6,752	M&T Bank Corp.	834,750
29,163	Marsh & McLennan Cos., Inc.	1,548,555
1,684	McGraw Hill Financial, Inc.	136,623
15,712	MetLife, Inc.	860,075
55,001	Morgan Stanley	1,887,084
27,073	NASDAQ OMX Group, Inc. (The)	1,176,863
55,889	Navient Corp.	1,002,649
77,305	People’s United Financial, Inc.	1,155,710
19,003	Plum Creek Timber Co., Inc. (REIT)	772,092
19,951	PNC Financial Services Group, Inc. (The)	1,690,847
19,862	Principal Financial Group, Inc.	1,078,308
43,008	Progressive Corp. (The)	1,076,060
8,077	Public Storage (REIT)	1,414,929
113,914	Regions Financial Corp.	1,156,227
5,194	Simon Property Group, Inc. (REIT)	883,136
16,702	T. Rowe Price Group, Inc.	1,352,778
12,725	Torchmark Corp.	694,149
16,627	Travelers Cos., Inc. (The)	1,574,743
3,206	U.S. Bancorp/MN	135,550
34,604	Unum Group	1,255,087
21,326	Ventas, Inc. (REIT)	1,402,824
52,978	Wells Fargo & Co.	2,725,188
17,643	Weyerhaeuser Co. (REIT)	598,980
32,797	XL Group PLC	1,121,001
		66,914,372
	Health Care — 9.9%

8,782	Abbott Laboratories	370,952
18,215	AbbVie, Inc.	1,006,925
18,660	Aetna, Inc.	1,532,546
4,187	Alexion Pharmaceuticals, Inc.*	708,817
5,723	Allergan, Inc.	936,741
17,345	AmerisourceBergen Corp.	1,342,330
6,003	Amgen, Inc.	836,698
22,426	Baxter International, Inc.	1,681,502
11,313	Becton, Dickinson and Co.	1,325,544
3,192	Biogen Idec, Inc.*	1,094,984
25,512	Bristol-Myers Squibb Co.	1,292,183
7,958	C.R. Bard, Inc.	1,181,286
19,529	Cardinal Health, Inc.	1,439,287
11,696	Celgene Corp.*	1,111,354
8,373	DaVita HealthCare Partners, Inc.*	625,296
18,969	DENTSPLY International, Inc.	904,916
4,442	Edwards Lifesciences Corp.*	440,913
14,695	Eli Lilly & Co.	934,014
35,068	Gilead Sciences, Inc.*	3,772,615
8,833	Humana, Inc.	1,137,160
36,356	Johnson & Johnson	3,771,208
5,340	McKesson Corp.	1,041,460
26,695	Merck & Co., Inc.	1,604,636
25,278	PerkinElmer, Inc.	1,133,718
79,206	Pfizer, Inc.	2,327,864
431	Regeneron Pharmaceuticals, Inc.*	151,074
20,277	Tenet Healthcare Corp.*	1,240,547
2,206	UnitedHealth Group, Inc.	191,216
4,450	Varian Medical Systems, Inc.*	378,339
1,516	Vertex Pharmaceuticals, Inc.*	141,852
11,537	WellPoint, Inc.	1,344,176
		37,002,153
	Industrials — 11.0%

2,358	3M Co.	339,552
24,510	AMETEK, Inc.	1,297,559
3,406	Boeing Co. (The)	431,881
16,332	C.H. Robinson Worldwide, Inc.	1,114,822
6,155	Caterpillar, Inc.	671,326
18,047	Cintas Corp.	1,193,629
28,963	CSX Corp.	895,246
4,344	Deere & Co.	365,287
28,311	Delta Air Lines, Inc.	1,120,549
11,347	Dover Corp.	997,061
8,817	Dun & Bradstreet Corp. (The)	1,034,940
10,202	Emerson Electric Co.	653,132
10,989	Equifax, Inc.	865,494
14,201	Fluor Corp.	1,049,312
114,137	General Electric Co.	2,965,279
1,456	Honeywell International, Inc.	138,655
4,747	Jacobs Engineering Group, Inc.*	255,911
3,259	L-3 Communications Holdings, Inc.	358,327
10,578	Lockheed Martin Corp.	1,840,572
48,047	Masco Corp.	1,127,663
14,920	Norfolk Southern Corp.	1,596,440
12,017	Northrop Grumman Corp.	1,528,803
14,657	PACCAR, Inc.	920,606
11,376	Pitney Bowes, Inc.	307,835
17,854	Quanta Services, Inc.*	648,814
16,445	Raytheon Co.	1,584,311
31,804	Republic Services, Inc.	1,250,851
23,916	Robert Half International, Inc.	1,200,822
4,771	Rockwell Automation, Inc.	556,346
8,890	Roper Industries, Inc.	1,338,478
13,178	Ryder System, Inc.	1,190,501
9,756	Snap-on, Inc.	1,219,012
48,155	Southwest Airlines Co.	1,541,442
14,569	Stanley Black & Decker, Inc.	1,333,064
2,481	Stericycle, Inc.*	294,867
33,449	Textron, Inc.	1,271,062
27,112	Tyco International Ltd.	1,209,737
24,075	Union Pacific Corp.	2,534,375
1,447	United Parcel Service, Inc., Class B	140,837
4,091	United Technologies Corp.	441,746
4,360	Xylem, Inc.	162,454
		40,988,600
	Information Technology — 17.3%

10,163	Accenture PLC, Class A	823,813
7,046	Akamai Technologies, Inc.*	425,719
23,203	Analog Devices, Inc.	1,186,137
82,027	Apple, Inc.	8,407,768

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15,803	Applied Materials, Inc.	$365,128
13,659	Broadcom Corp., Class A	537,891
39,458	CA, Inc.	1,114,294
73,030	Cisco Systems, Inc.	1,825,020
15,760	Citrix Systems, Inc.*	1,107,298
30,571	Cognizant Technology Solutions Corp., Class A*	1,398,012
19,203	Computer Sciences Corp.	1,148,147
21,507	Corning, Inc.	448,636
27,122	eBay, Inc.*	1,505,271
19,224	Electronic Arts, Inc.*	727,436
1,261	F5 Networks, Inc.*	156,604
41,093	Facebook, Inc., Class A*	3,074,578
2,988	Google, Inc., Class A*	1,740,092
2,516	Google, Inc., Class C*	1,438,146
16,234	Harris Corp.	1,158,945
50,539	Hewlett-Packard Co.	1,920,482
61,115	Intel Corp.	2,134,136
9,027	International Business Machines Corp.	1,735,892
8,098	Intuit, Inc.	673,592
55,406	Jabil Circuit, Inc.	1,195,661
37,275	Juniper Networks, Inc.	864,407
16,849	KLA-Tencor Corp.	1,287,601
1	Knowles Corp.*	16
17,460	Lam Research Corp.	1,255,549
3,666	MasterCard, Inc., Class A	277,919
24,648	Microchip Technology, Inc.	1,203,562
50,862	Micron Technology, Inc.*	1,658,101
101,260	Microsoft Corp.	4,600,242
31,052	NetApp, Inc.	1,309,152
24,731	NVIDIA Corp.	481,018
27,835	Oracle Corp.	1,155,988
30,907	Paychex, Inc.	1,287,277
32,074	QUALCOMM, Inc.	2,440,831
9,976	Red Hat, Inc.*	607,738
2,115	SanDisk Corp.	207,185
18,286	Seagate Technology PLC	1,144,338
55,084	Symantec Corp.	1,337,440
2,952	TE Connectivity Ltd.	185,031
3,310	Teradata Corp.*	151,168
21,131	VeriSign, Inc.*	1,206,052
12,622	Visa, Inc., Class A	2,682,427
55,148	Western Union Co. (The)	963,436
97,982	Xerox Corp.	1,353,131
18,681	Xilinx, Inc.	789,272
		64,697,579
	Materials — 4.1%

10,734	Airgas, Inc.	1,184,819
24,263	Alcoa, Inc.	403,008
28,680	Allegheny Technologies, Inc.	1,209,436
20,960	Avery Dennison Corp.	1,008,805
9,189	Bemis Co., Inc.	374,360
2,676	CF Industries Holdings, Inc.	689,525
39,057	Dow Chemical Co. (The)	2,091,502
10,478	Eastman Chemical Co.	864,121
43,323	Freeport-McMoRan, Inc.	1,575,657
26,274	International Paper Co.	1,272,975
16,102	LyondellBasell Industries N.V., Class A	1,841,264
25,729	Nucor Corp.	1,397,599
7,951	Praxair, Inc.	1,045,954
8,529	Vulcan Materials Co.	540,568
		15,499,593

	Telecommunication Services — 1.3%

73,719	AT&T, Inc.	2,577,216
42,511	Verizon Communications, Inc.	2,117,898
		4,695,114
	Utilities — 5.5%

23,315	AGL Resources, Inc.	1,242,923
28,531	Ameren Corp.	1,140,955
28,919	American Electric Power Co., Inc.	1,552,950
40,700	CenterPoint Energy, Inc.	1,010,988
37,697	CMS Energy Corp.	1,151,266
23,475	Consolidated Edison, Inc.	1,358,968
16,843	DTE Energy Co.	1,317,965
22,646	Edison International	1,339,284
17,647	Entergy Corp.	1,366,054
5,227	Exelon Corp.	174,686
13,340	FirstEnergy Corp.	456,762
16,687	Integrys Energy Group, Inc.	1,132,880
42,355	Pepco Holdings, Inc.	1,167,304
20,648	Pinnacle West Capital Corp.	1,175,904
35,483	Public Service Enterprise Group, Inc.	1,326,709
22,366	SCANA Corp.	1,161,690
59,455	TECO Energy, Inc.	1,076,136
39,751	Xcel Energy, Inc.	1,274,020
		20,427,444
	Total Common Stocks (Cost $306,765,489)	357,780,089

Principal Amount
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$869,287	0.00%, due 09/02/14	869,287
	Total U.S. Government & Agency Security (Cost $869,287)	869,287

	Repurchase Agreements (a)(b) — 0.1%
357,566	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $357,568	357,566
	Total Repurchase Agreements (Cost $357,566)	357,566

	Total Investment Securities (Cost $307,992,342) — 96.0%	359,006,942
	Other assets less liabilities — 4.0%	14,956,489
	Net Assets — 100.0%	$373,963,431

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $4,561,792.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,229,273
Aggregate gross unrealized depreciation	(1,483,662)
Net unrealized appreciation	$50,745,611
Federal income tax cost of investments	$308,261,331

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(105,052,442)	11/06/15	Deutsche Bank AG	0.28%	Credit Suisse 130/30 Large Cap Index (short portion)	$(341,104)
44,129,201	11/06/15	Deutsche Bank AG	0.22%	Credit Suisse 130/30 Large Cap Index (long portion)	3,314,868
(6,760,046)	01/06/16	Societe Generale	0.04%	Credit Suisse 130/30 Large Cap Index (short portion)	1,551,516
83,646,688	11/06/15	Societe Generale	0.36%	Credit Suisse 130/30 Large Cap Index (long portion)	9,869,725
$15,963,401					$14,395,005

(1)         Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

S&P 500 Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 13.5%

71,135	Family Dollar Stores, Inc.	$5,678,707
50,746	Genuine Parts Co.	4,452,454
131,578	Leggett & Platt, Inc.	4,617,072
93,191	Lowe’s Cos., Inc.	4,893,459
44,048	McDonald’s Corp.	4,128,179
73,683	Target Corp.	4,426,138
71,077	VF Corp.	4,557,457
		32,753,466
	Consumer Staples — 23.3%

92,394	Archer-Daniels-Midland Co.	4,606,765
47,107	Brown-Forman Corp., Class B	4,364,935
47,655	Clorox Co. (The)	4,222,233
105,337	Coca-Cola Co. (The)	4,394,660
63,594	Colgate-Palmolive Co.	4,116,440
90,669	Hormel Foods Corp.	4,595,105
39,259	Kimberly-Clark Corp.	4,239,972
62,665	McCormick & Co., Inc. (Non-Voting)	4,367,124
49,204	PepsiCo, Inc.	4,550,878
54,473	Procter & Gamble Co. (The)	4,527,251
119,585	Sysco Corp.	4,523,900
61,695	Walgreen Co.	3,733,781
57,551	Wal-Mart Stores, Inc.	4,345,100
		56,588,144
	Energy — 3.6%

34,414	Chevron Corp.	4,454,892
43,454	Exxon Mobil Corp.	4,321,935
		8,776,827
	Financials — 12.8%

70,556	Aflac, Inc.	4,320,850
47,319	Chubb Corp. (The)	4,350,982
92,800	Cincinnati Financial Corp.	4,462,752
77,439	Franklin Resources, Inc.	4,376,852
107,306	HCP, Inc. (REIT)	4,649,569
53,909	McGraw Hill Financial, Inc.	4,373,637
54,192	T. Rowe Price Group, Inc.	4,389,281
		30,923,923
	Health Care — 12.9%

107,047	Abbott Laboratories	4,521,665
80,440	AbbVie, Inc.	4,446,723
37,039	Becton, Dickinson and Co.	4,339,860
30,338	C.R. Bard, Inc.	4,503,373
62,728	Cardinal Health, Inc.	4,623,053
42,064	Johnson & Johnson	4,363,299
69,306	Medtronic, Inc.	4,425,188
		31,223,161
	Industrials — 14.7%

30,635	3M Co.	4,411,440
70,668	Cintas Corp.	4,673,982
49,820	Dover Corp.	4,377,683
65,887	Emerson Electric Co.	4,218,086
51,467	Illinois Tool Works, Inc.	4,539,904
62,410	Pentair PLC	4,248,249
51,473	Stanley Black & Decker, Inc.	4,709,779
18,060	W.W. Grainger, Inc.	4,446,372
		35,625,495
	Information Technology — 1.9%

55,174	Automatic Data Processing, Inc.	4,605,925

	Materials — 13.3%

34,160	Air Products & Chemicals, Inc.	4,550,454
109,269	Bemis Co., Inc.	4,451,619
40,342	Ecolab, Inc.	4,632,068
89,458	Nucor Corp.	4,859,359
21,252	PPG Industries, Inc.	4,374,937
21,804	Sherwin-Williams Co. (The)	4,755,670
43,467	Sigma-Aldrich Corp.	4,520,568
		32,144,675
	Telecommunication Services — 1.8%

123,631	AT&T, Inc.	4,322,140

	Utilities — 1.9%

78,709	Consolidated Edison, Inc.	4,556,464
	Total Common Stocks (Cost $229,706,855)	241,520,220

Principal Amount
	U.S. Government & Agency Security — 0.1%
	Federal Home Loan Bank
$239,980	0.00%, due 09/02/14	239,980
	Total U.S. Government & Agency Security (Cost $239,980)	239,980

	Repurchase Agreements (a) — 0.0%‡
84,895	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $84,895	84,895
	Total Repurchase Agreements (Cost $84,895)	84,895

	Total Investment Securities (Cost $230,031,730) — 99.8%	241,845,095
	Other assets less liabilities — 0.2%	410,029
	Net Assets — 100.0%	$242,255,124

‡	Amount represents less than 0.05%.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,317,709
Aggregate gross unrealized depreciation	(1,540,606)
Net unrealized appreciation	$11,777,103
Federal income tax cost of investments	$230,067,992

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks — 99.2%
	Aerospace & Defense — 1.9%

15,223	Cobham PLC	$75,112

	Beverages — 3.7%

8,899	Coca-Cola Amatil Ltd.	74,909
2,553	Diageo PLC	75,279
		150,188
	Chemicals — 5.6%

2,062	Croda International PLC	74,722
1,823	Fuchs Petrolub SE (Preference)	75,051
1,603	Novozymes A/S, Class B	74,596
		224,369
	Commercial Services & Supplies — 3.7%

2,638	Aggreko PLC	74,566
4,064	Babcock International Group PLC	75,659
		150,225
	Diversified Financial Services — 3.8%

762	Groupe Bruxelles Lambert S.A.	75,097
13,926	Mitsubishi UFJ Lease & Finance Co. Ltd.	74,399
		149,496
	Electric Utilities — 5.6%

10,320	Cheung Kong Infrastructure Holdings Ltd.	74,502
889	Red Electrica Corp. S.A.	75,049
3,002	SSE PLC	75,681
		225,232
	Energy Equipment & Services — 1.9%

3,978	AMEC PLC	74,323

	Food & Staples Retailing — 3.7%

1,571	Colruyt S.A.	75,116
2,172	Woolworths Ltd.	73,458
		148,574
	Food Products — 9.0%

1,580	Associated British Foods PLC	75,125
1,006	Kerry Group PLC, Class A	75,862
14	Lindt & Spruengli AG	131,129
973	Nestle S.A.	75,696
		357,812
	Gas Utilities — 1.9%

2,291	Enagas S.A.	76,559

	Health Care Equipment & Supplies — 5.8%

1,164	Cochlear Ltd.	78,985
898	Coloplast A/S, Class B	74,718
2,885	Getinge AB, Class B	75,609
		229,312
	Health Care Providers & Services — 5.6%

1,068	Fresenius Medical Care AG & Co. KGaA	75,501
1,598	Miraca Holdings, Inc.	74,451
1,585	Ramsay Health Care Ltd.	77,028
		226,980
	Hotels, Restaurants & Leisure — 3.7%

4,608	Compass Group PLC	74,958
12,157	TUI Travel PLC	75,207
		150,165
	Household Products — 1.9%

871	Reckitt Benckiser Group PLC	75,942

	Machinery — 1.9%

1,710	Weir Group PLC (The)	75,115

	Media — 7.6%

5,198	British Sky Broadcasting Group PLC	75,406
4,075	Pearson PLC	75,188
2,038	SES S.A. (FDR)	75,594
3,579	WPP PLC	75,070
		301,258

	Metals & Mining — 1.9%

2,394	BHP Billiton PLC	75,839

	Multiline Retail — 1.8%

634	Next PLC	74,704

	Multi-Utilities — 1.9%

14,188	Centrica PLC	75,260

	Oil, Gas & Consumable Fuels — 3.7%

3,789	BG Group PLC	75,605
2,630	Statoil ASA	74,082
		149,687
	Pharmaceuticals — 9.3%

837	Novartis AG	75,260
1,645	Novo Nordisk A/S, Class B	75,329
255	Roche Holding AG	74,536
892	Shire PLC	72,929
1,437	Teva Pharmaceutical Industries Ltd.	74,983
		373,037
	Professional Services — 3.8%

3,720	Capita PLC	75,804
1,616	Intertek Group PLC	75,172
		150,976
	Semiconductors & Semiconductor Equipment — 1.9%

4,694	ARM Holdings PLC	75,695

	Specialty Retail — 1.9%

832	Shimamura Co. Ltd.	75,123

	Tobacco — 3.8%
1,283	British American Tobacco PLC	75,716
2,254	Swedish Match AB	75,465
		151,181

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Trading Companies & Distributors — 1.9%

2,759	Bunzl PLC	$75,420
	Total Common Stocks (Cost $3,982,069)	3,967,584

Principal Amount
	U.S. Government & Agency Security — 6.4%
	Federal Home Loan Bank
$255,920	0.00%, due 09/02/14	255,920
	Total U.S. Government & Agency Security (Cost $255,920)	255,920

	Repurchase Agreements (a) — 2.3%
90,534	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $90,534	90,534
	Total Repurchase Agreements (Cost $90,534)	90,534

	Total Investment Securities (Cost $4,328,523) — 107.9%	4,314,038
	Liabilities in excess of other assets — (7.9%)	(314,940)
	Net Assets — 100.0%	$3,999,098

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR	Finnish Depositary Receipt

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,452
Aggregate gross unrealized depreciation	(42,937)
Net unrealized depreciation	$(14,485)
Federal income tax cost of investments	$4,328,523

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2014:

United Kingdom	41.4%
Australia	11.4%
Switzerland	8.9%
Denmark	5.6%
Japan	5.6%
Belgium	3.8%
Germany	3.8%
Spain	3.8%
Sweden	3.8%
Ireland	3.7%
Israel	1.9%
Luxembourg	1.9%
Hong Kong	1.8%
Norway	1.8%
Other (1)	0.8%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

High Yield—Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 93.5%
	Aerospace & Defense — 3.1%

	B/E Aerospace, Inc.
$1,447,000	5.25%, due 04/01/22	$1,566,377
	Bombardier, Inc.
471,000	6.00%, due 10/15/22(a)	479,243
1,202,000	6.13%, due 01/15/23(a)	1,232,050
	TransDigm, Inc.
888,000	6.00%, due 07/15/22(a)	903,540
959,000	6.50%, due 07/15/24(a)	982,975
		5,164,185
	Auto Components — 0.3%

	Goodyear Tire & Rubber Co. (The)
515,000	8.25%, due 08/15/20	560,063

	Automobiles — 2.1%

	Chrysler Group LLC/CG Co.-Issuer, Inc.
2,192,000	8.00%, due 06/15/19	2,357,825
997,000	8.25%, due 06/15/21	1,114,147
		3,471,972
	Banks — 1.9%

	CIT Group, Inc.
1,263,000	4.25%, due 08/15/17	1,310,363
1,720,000	5.50%, due 02/15/19(a)	1,855,450
		3,165,813
	Beverages — 0.6%

	Constellation Brands, Inc.
997,000	4.25%, due 05/01/23	1,006,970

	Building Products — 0.5%

	Building Materials Corp. of America
832,000	6.75%, due 05/01/21(a)	892,320

	Chemicals — 3.8%

	Ashland, Inc.
1,518,000	4.75%, due 08/15/22	1,519,897
	Gates Global LLC/Gates Global Co.
822,000	6.00%, due 07/15/22(a)	813,780
	Hexion US Finance Corp.
1,240,000	6.63%, due 04/15/20	1,305,100
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
742,000	8.88%, due 02/01/18	769,825
	Rockwood Specialties Group, Inc.
1,774,000	4.63%, due 10/15/20	1,844,960
		6,253,562
	Commercial Services & Supplies — 2.7%

	ADT Corp. (The)
861,000	3.50%, due 07/15/22	768,442
	Aramark Services, Inc.
570,000	5.75%, due 03/15/20	597,075
	Iron Mountain, Inc.
1,154,000	5.75%, due 08/15/24	1,185,735
	Laureate Education, Inc.
1,053,000	9.25%, due 09/01/19(a)	1,079,325
	West Corp.
900,000	5.38%, due 07/15/22(a)	875,250
		4,505,827
	Communications Equipment — 1.4%

	Alcatel-Lucent USA, Inc.
677,000	6.75%, due 11/15/20(a)	715,927
	Avaya, Inc.
436,000	7.00%, due 04/01/19(a)	433,820
1,354,000	10.50%, due 03/01/21(a)	1,242,295
		2,392,042
	Consumer Finance — 2.9%

	Ally Financial, Inc.
1,369,000	8.00%, due 03/15/20	1,663,335
712,000	8.00%, due 11/01/31	921,150
	Navient LLC
1,713,000	6.25%, due 01/25/16	1,815,780
350,000	8.00%, due 03/25/20	404,250
		4,804,515
	Containers & Packaging — 1.2%

	Ball Corp.
1,373,000	4.00%, due 11/15/23	1,314,647
	Crown Americas LLC/Crown Americas Capital Corp. IV
698,000	4.50%, due 01/15/23	684,913
		1,999,560
	Distributors — 0.5%

	AmeriGas Finance LLC/AmeriGas Finance Corp.
708,000	7.00%, due 05/20/22	768,180

	Diversified Financial Services — 0.6%

	Denali Borrower LLC/Denali Finance Corp.
997,000	5.63%, due 10/15/20(a)	1,051,835

	Diversified Telecommunication Services — 5.0%

	CCO Holdings LLC/CCO Holdings Capital Corp.
1,656,000	7.00%, due 01/15/19	1,736,647
550,000	6.50%, due 04/30/21	584,375
	CenturyLink, Inc.
1,617,000	6.45%, due 06/15/21	1,770,615
500,000	5.80%, due 03/15/22	527,500
	Frontier Communications Corp.
1,133,000	8.50%, due 04/15/20	1,317,112
	Level 3 Financing, Inc.
653,000	8.13%, due 07/01/19	706,872
	UPCB Finance III Ltd.
325,000	6.63%, due 07/01/20(a)	343,688
	Virgin Media Secured Finance PLC
400,000	5.38%, due 04/15/21(a)	416,000
	Windstream Corp.
795,000	7.88%, due 11/01/17	904,313
		8,307,122
	Electronic Equipment, Instruments & Components — 0.4%

	CDW LLC/CDW Finance Corp.
586,000	8.50%, due 04/01/19	629,950

	Food & Staples Retailing — 0.7%
	US Foods, Inc.
1,130,000	8.50%, due 06/30/19	1,204,580

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Food Products — 2.1%

	HJ Heinz Co.
$1,855,000	4.25%, due 10/15/20	$1,880,506
	Post Holdings, Inc.
828,000	7.38%, due 02/15/22	869,400
	Smithfield Foods, Inc.
622,000	6.63%, due 08/15/22	684,200
		3,434,106
	Health Care Equipment & Supplies — 2.6%

	Biomet, Inc.
2,103,000	6.50%, due 08/01/20	2,263,354
	Crimson Merger Sub, Inc.
728,000	6.63%, due 05/15/22(a)	695,240
	Hologic, Inc.
1,318,000	6.25%, due 08/01/20	1,390,490
		4,349,084
	Health Care Providers & Services — 8.8%

	CHS/Community Health Systems, Inc.
1,917,000	8.00%, due 11/15/19	2,084,737
836,000	6.88%, due 02/01/22(a)	888,250
	DaVita HealthCare Partners, Inc.
1,467,000	5.75%, due 08/15/22	1,564,189
750,000	5.13%, due 07/15/24	760,781
	HCA, Inc.
945,000	6.50%, due 02/15/20	1,057,219
1,740,000	5.00%, due 03/15/24	1,772,625
	Kinetic Concepts, Inc./KCI USA Inc.
1,091,000	10.50%, due 11/01/18	1,217,829
	LifePoint Hospitals, Inc.
778,000	5.50%, due 12/01/21(a)	813,010
	MPH Acquisition Holdings LLC
1,200,000	6.63%, due 04/01/22(a)	1,255,500
	Tenet Healthcare Corp.
1,408,000	6.00%, due 10/01/20	1,527,680
1,399,000	8.13%, due 04/01/22	1,610,599
		14,552,419
	Hotels, Restaurants & Leisure — 3.3%

	Caesars Entertainment Operating Co., Inc.
935,000	11.25%, due 06/01/17	769,038
2,387,000	10.00%, due 12/15/18	606,298
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
1,416,000	5.63%, due 10/15/21(a)	1,500,960
	MGM Resorts International
946,000	6.63%, due 12/15/21	1,052,425
586,000	7.75%, due 03/15/22	685,620
	Pinnacle Entertainment, Inc.
713,000	7.50%, due 04/15/21	764,692
		5,379,033
	Household Products — 1.7%

	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
1,119,000	9.88%, due 08/15/19	1,240,691
1,424,000	5.75%, due 10/15/20	1,488,080
		2,728,771
	Independent Power and Renewable Electricity Producers — 2.0%

	Calpine Corp.
1,715,000	5.75%, due 01/15/25	1,732,150
	NRG Energy, Inc.
903,000	7.63%, due 01/15/18	1,016,778
488,000	7.88%, due 05/15/21	535,580
		3,284,508
	Internet Software & Services — 0.2%

	Equinix, Inc.
330,000	5.38%, due 04/01/23	336,600

	IT Services — 2.2%

	First Data Corp.
1,651,000	12.63%, due 01/15/21	2,018,348
870,000	11.75%, due 08/15/21	1,028,775
	SunGard Data Systems, Inc.
628,000	6.63%, due 11/01/19	657,830
		3,704,953
	Machinery — 0.7%

	Navistar International Corp.
1,144,000	8.25%, due 11/01/21	1,186,900

	Media — 6.3%

	Cequel Communications Holdings I LLC/Cequel Capital Corp.
724,000	6.38%, due 09/15/20(a)	760,200
	Clear Channel Worldwide Holdings, Inc.
996,000	7.63%, due 03/15/20	1,065,720
1,357,000	6.50%, due 11/15/22	1,451,990
	CSC Holdings LLC
740,000	6.75%, due 11/15/21	814,000
	DISH DBS Corp.
1,380,000	6.75%, due 06/01/21	1,543,806
1,098,000	5.88%, due 07/15/22	1,165,198
	Hughes Satellite Systems Corp.
670,000	6.50%, due 06/15/19	737,000
	Sirius XM Radio, Inc.
808,000	6.00%, due 07/15/24(a)	840,320
	Univision Communications, Inc.
948,000	6.88%, due 05/15/19(a)	1,004,880
878,000	6.75%, due 09/15/22(a)	963,605
		10,346,719
	Metals & Mining — 2.6%

	First Quantum Minerals Ltd.
724,000	6.75%, due 02/15/20(a)	751,150
705,000	7.00%, due 02/15/21(a)	740,250
	FQM Akubra, Inc.
655,000	8.75%, due 06/01/20(a)	736,875
	Novelis, Inc.
824,000	8.38%, due 12/15/17	871,380
1,035,000	8.75%, due 12/15/20	1,144,969
		4,244,624
	Oil, Gas & Consumable Fuels — 18.5%

	Access Midstream Partners LP/ACMP Finance Corp.
1,005,000	4.88%, due 05/15/23	1,057,762
	Antero Resources Finance Corp.
741,000	5.38%, due 11/01/21	763,230
	Arch Coal, Inc.
1,092,000	7.00%, due 06/15/19	778,050
870,000	7.25%, due 06/15/21	576,375

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Chesapeake Energy Corp.
$927,000	6.63%, due 08/15/20	$1,068,367
843,000	4.88%, due 04/15/22	881,947
	Concho Resources, Inc.
1,243,000	5.50%, due 04/01/23	1,326,902
	CONSOL Energy, Inc.
1,011,000	5.88%, due 04/15/22(a)	1,056,495
	Denbury Resources, Inc.
2,225,000	4.63%, due 07/15/23	2,147,125
	Energy Transfer Equity LP
780,000	7.50%, due 10/15/20	902,850
	EP Energy LLC/Everest Acquisition Finance, Inc.
1,340,000	9.38%, due 05/01/20	1,510,850
	Halcon Resources Corp.
1,719,000	8.88%, due 05/15/21	1,809,247
	Linn Energy LLC/Linn Energy Finance Corp.
290,000	6.25%, due 11/01/19	299,425
1,773,000	8.63%, due 04/15/20	1,892,677
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
911,000	4.50%, due 07/15/23	925,804
	MEG Energy Corp.
1,059,000	7.00%, due 03/31/24(a)	1,151,663
	Oasis Petroleum, Inc.
631,000	6.88%, due 03/15/22	689,368
	Offshore Group Investment Ltd.
837,000	7.50%, due 11/01/19	855,833
	Pacific Rubiales Energy Corp.
1,407,000	5.38%, due 01/26/19(a)	1,463,280
	Peabody Energy Corp.
1,095,000	6.00%, due 11/15/18	1,127,850
584,000	6.25%, due 11/15/21	581,810
	Sabine Pass Liquefaction LLC
1,699,000	5.63%, due 02/01/21	1,792,445
1,530,000	5.75%, due 05/15/24(a)	1,591,200
	SandRidge Energy, Inc.
652,000	7.50%, due 03/15/21	684,600
	Whiting Petroleum Corp.
1,547,000	5.00%, due 03/15/19	1,632,085
1,100,000	5.75%, due 03/15/21	1,207,250
	WPX Energy, Inc.
790,000	6.00%, due 01/15/22	847,275
		30,621,765
	Pharmaceuticals — 1.6%

	Valeant Pharmaceuticals International, Inc.
608,000	6.38%, due 10/15/20(a)	636,120
1,913,000	7.50%, due 07/15/21(a)	2,085,170
		2,721,290
	Real Estate Investment Trusts (REITs) — 0.6%

	Crown Castle International Corp.
969,000	5.25%, due 01/15/23	1,000,793

	Road & Rail — 0.7%

	Hertz Corp. (The)
1,131,000	6.75%, due 04/15/19	1,186,136

	Semiconductors & Semiconductor Equipment — 0.8%

	Micron Technology, Inc.
1,350,000	5.50%, due 02/01/25(a)	1,366,875

	Software — 2.7%

	Activision Blizzard, Inc.
1,402,000	5.63%, due 09/15/21(a)	1,515,912
	Audatex North America, Inc.
880,000	6.00%, due 06/15/21(a)	932,800
	BMC Software Finance, Inc.
1,224,000	8.13%, due 07/15/21(a)	1,236,240
	Nuance Communications, Inc.
700,000	5.38%, due 08/15/20(a)	703,500
		4,388,452
	Specialty Retail — 1.2%

	L Brands, Inc.
840,000	6.63%, due 04/01/21	946,050
915,000	5.63%, due 02/15/22	983,625
		1,929,675
	Textiles, Apparel & Luxury Goods — 0.8%

	Hanesbrands, Inc.
1,155,000	6.38%, due 12/15/20	1,240,181

	Trading Companies & Distributors — 3.0%

	HD Supply, Inc.
650,000	8.13%, due 04/15/19	708,500
1,151,000	7.50%, due 07/15/20	1,237,325
	International Lease Finance Corp.
1,350,000	8.75%, due 03/15/17	1,545,750
670,000	6.25%, due 05/15/19	742,829
	United Rentals North America, Inc.
711,000	7.63%, due 04/15/22	798,098
		5,032,502
	Wireless Telecommunication Services — 3.4%

	Sprint Communications, Inc.
737,000	9.00%, due 11/15/18(a)	876,109
	Sprint Corp.
1,698,000	7.88%, due 09/15/23(a)	1,821,105
	T-Mobile USA, Inc.
1,782,000	6.25%, due 04/01/21	1,848,825
1,042,000	6.63%, due 04/01/23	1,096,705
		5,642,744
	Total Corporate Bonds (Cost $154,176,659)	154,856,626

	U.S. Government & Agency Security — 1.6%
	Federal Home Loan Bank
2,607,175	0.00%, due 09/02/14	2,607,175
	Total U.S. Government & Agency Security (Cost $2,607,175)	2,607,175

	Repurchase Agreements (b) — 0.5%
922,311	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $922,316	922,311
	Total Repurchase Agreements (Cost $922,311)	922,311

	Total Investment Securities (Cost $157,706,145) — 95.6%	158,386,112
	Other assets less liabilities — 4.4%	7,297,624
	Net Assets — 100.0%	$165,683,736

See accompanying notes to schedules of portfolio investments.

(a)

Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,029,347
Aggregate gross unrealized depreciation	(1,449,121)
Net unrealized appreciation	$580,226
Federal income tax cost of investments	$157,805,886

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	486	12/19/14	$61,129,688	$(63,525)
U.S. 2 Year Treasury Note Futures Contracts	197	12/31/14	43,152,234	(28,002)
U.S. 5 Year Treasury Note Futures Contracts	475	12/31/14	56,447,070	(74,744)
				$(166,271)

Cash collateral in the amount of $1,224,823 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Investment Grade—Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 96.2%
	Aerospace & Defense — 1.6%

	Lockheed Martin Corp.
$437,000	4.07%, due 12/15/42	$433,488
	United Technologies Corp.
851,000	6.13%, due 07/15/38	1,108,392
240,000	5.70%, due 04/15/40	299,288
		1,841,168
	Air Freight & Logistics — 0.6%

	United Parcel Service, Inc.
480,000	3.13%, due 01/15/21	502,590
150,000	6.20%, due 01/15/38	198,926
		701,516
	Automobiles — 0.9%

	Daimler Finance North America LLC
154,000	8.50%, due 01/18/31	237,189
	Ford Motor Co.
620,000	7.45%, due 07/16/31	844,533
		1,081,722
	Banks — 17.6%

	Bank of America Corp.
455,000	5.88%, due 01/05/21	530,527
800,000	5.00%, due 05/13/21	894,526
1,015,000	3.30%, due 01/11/23	1,006,561
340,000	7.75%, due 05/14/38	476,242
357,000	4.88%, due 04/01/44	381,925
	Barclays Bank PLC
661,000	5.14%, due 10/14/20	721,550
	BNP Paribas S.A.
479,000	5.00%, due 01/15/21	540,472
333,000	3.25%, due 03/03/23	335,603
	Citigroup, Inc.
495,000	5.38%, due 08/09/20	565,844
791,000	4.50%, due 01/14/22	863,096
1,833,000	3.88%, due 10/25/23	1,900,152
287,000	5.88%, due 01/30/42	353,055
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1,600,000	3.88%, due 02/08/22	1,711,846
	Fifth Third Bancorp
100,000	8.25%, due 03/01/38	150,206
	HSBC Holdings PLC
759,000	5.10%, due 04/05/21	869,953
262,000	4.25%, due 03/14/24	271,989
678,000	6.80%, due 06/01/38	888,738
	JPMorgan Chase & Co.
1,093,000	4.95%, due 03/25/20	1,222,522
1,342,000	4.50%, due 01/24/22	1,470,303
787,000	3.25%, due 09/23/22	790,885
	KeyCorp
563,000	5.10%, due 03/24/21	639,600
	Lloyds Bank PLC
360,000	6.38%, due 01/21/21	436,705
	Royal Bank of Scotland PLC (The)
640,000	5.63%, due 08/24/20	731,107
	Wells Fargo & Co.
360,000	4.60%, due 04/01/21	401,986
240,000	3.50%, due 03/08/22	249,988
460,000	4.13%, due 08/15/23	483,364
	Wells Fargo Bank N.A.
1,218,000	6.60%, due 01/15/38	1,684,721
		20,573,466
	Beverages — 2.1%

	Anheuser-Busch InBev Worldwide, Inc.
400,000	2.50%, due 07/15/22	391,996
640,000	3.75%, due 07/15/42	611,371
	Coca-Cola Co. (The)
600,000	2.45%, due 11/01/20	606,744
	PepsiCo, Inc.
845,000	2.75%, due 03/05/22	846,718
		2,456,829
	Capital Markets — 6.8%

	BlackRock, Inc.
190,000	3.50%, due 03/18/24	194,655
	Goldman Sachs Group, Inc. (The)
866,000	3.63%, due 01/22/23	878,514
1,569,000	6.13%, due 02/15/33	1,931,516
100,000	6.45%, due 05/01/36	119,143
360,000	6.75%, due 10/01/37	444,070
	Morgan Stanley
1,330,000	5.50%, due 07/24/20	1,511,814
1,377,000	5.00%, due 11/24/25	1,478,534
	Nomura Holdings, Inc.
228,000	6.70%, due 03/04/20	274,104
	UBS AG/CT
970,000	7.63%, due 08/17/22	1,150,717
		7,983,067
	Chemicals — 0.5%

	Dow Chemical Co. (The)
292,000	7.38%, due 11/01/29	396,952
	EI du Pont de Nemours & Co.
180,000	2.80%, due 02/15/23	177,530
		574,482
	Communications Equipment — 1.0%

	Cisco Systems, Inc.
420,000	3.63%, due 03/04/24	438,206
269,000	5.90%, due 02/15/39	335,928
	Telefonaktiebolaget LM Ericsson
400,000	4.13%, due 05/15/22	419,898
		1,194,032
	Consumer Finance — 3.1%

	American Express Co.
922,000	4.05%, due 12/03/42	906,990
	Capital One Financial Corp.
551,000	4.75%, due 07/15/21	611,664
	Ford Motor Credit Co. LLC
635,000	5.75%, due 02/01/21	736,307
	HSBC Finance Corp.
990,000	6.68%, due 01/15/21	1,188,257
	Toyota Motor Credit Corp.
116,000	3.40%, due 09/15/21	121,662
		3,564,880
	Diversified Financial Services — 3.7%
	General Electric Capital Corp.
499,000	5.30%, due 02/11/21	572,476
270,000	3.15%, due 09/07/22	273,733
1,301,000	6.88%, due 01/10/39	1,801,515
	Shell International Finance B.V.
640,000	2.38%, due 08/21/22	621,824
367,000	6.38%, due 12/15/38	496,465
298,000	5.50%, due 03/25/40	367,591
180,000	4.55%, due 08/12/43	198,256
		4,331,860

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Diversified Telecommunication Services — 6.1%

	AT&T, Inc.
$785,000	4.45%, due 05/15/21	$869,898
121,000	3.00%, due 02/15/22	121,523
401,000	6.50%, due 09/01/37	509,547
180,000	5.35%, due 09/01/40	201,286
679,000	5.55%, due 08/15/41	777,111
	Embarq Corp.
570,000	8.00%, due 06/01/36	641,187
	Orange S.A.
100,000	4.13%, due 09/14/21	107,575
	Telefonica Emisiones SAU
457,000	5.46%, due 02/16/21	518,948
400,000	7.05%, due 06/20/36	525,185
	Verizon Communications, Inc.
904,000	4.60%, due 04/01/21	1,000,804
831,000	5.85%, due 09/15/35	986,116
584,000	6.00%, due 04/01/41	700,711
100,000	6.55%, due 09/15/43	128,798
		7,088,689
	Electric Utilities — 0.5%

	FirstEnergy Corp.
150,000	7.38%, due 11/15/31	182,175
	Pacific Gas & Electric Co.
330,000	6.05%, due 03/01/34	413,592
		595,767
	Energy Equipment & Services — 1.5%

	Baker Hughes, Inc.
558,000	5.13%, due 09/15/40	644,275
	Halliburton Co.
384,000	7.45%, due 09/15/39	565,888
	Transocean, Inc.
477,000	6.80%, due 03/15/38	518,534
		1,728,697
	Food & Staples Retailing — 3.2%

	CVS Caremark Corp.
480,000	6.13%, due 09/15/39	614,232
	Wal-Mart Stores, Inc.
463,000	3.25%, due 10/25/20	487,148
852,000	6.50%, due 08/15/37	1,160,733
180,000	5.63%, due 04/01/40	224,289
1,039,000	5.63%, due 04/15/41	1,297,499
		3,783,901
	Food Products — 1.7%

	Kellogg Co.
429,000	7.45%, due 04/01/31	568,024
	Kraft Foods Group, Inc.
450,000	3.50%, due 06/06/22	462,941
	Mondelez International, Inc.
412,000	6.50%, due 02/09/40	540,711
	Unilever Capital Corp.
288,000	5.90%, due 11/15/32	382,842
		1,954,518
	Health Care Providers & Services — 1.1%

	Express Scripts Holding Co.
393,000	4.75%, due 11/15/21	437,076
	Howard Hughes Medical Institute
100,000	3.50%, due 09/01/23	104,116
	UnitedHealth Group, Inc.
221,000	6.88%, due 02/15/38	308,301
	WellPoint, Inc.
467,000	3.30%, due 01/15/23	468,181
		1,317,674
	Household Products — 0.9%

	Procter & Gamble Co. (The)
1,023,000	2.30%, due 02/06/22	1,010,931

	Industrial Conglomerates — 0.8%

	General Electric Co.
500,000	2.70%, due 10/09/22	493,717
100,000	4.13%, due 10/09/42	102,469
	Koninklijke Philips N.V.
322,000	3.75%, due 03/15/22	340,510
		936,696
	Insurance — 1.2%
	American International Group, Inc.
450,000	4.88%, due 06/01/22	505,080
123,000	4.13%, due 02/15/24	130,716
	AXA S.A.
209,000	8.60%, due 12/15/30	282,543
	MetLife, Inc.
380,000	5.70%, due 06/15/35	462,771
		1,381,110
	Internet Software & Services — 0.3%

	Google, Inc.
286,000	3.38%, due 02/25/24	296,345

	IT Services — 0.8%

	International Business Machines Corp.
487,000	3.63%, due 02/12/24	505,155
316,000	4.00%, due 06/20/42	310,871
	Xerox Corp.
100,000	4.50%, due 05/15/21	108,501
		924,527
	Life Sciences Tools & Services — 0.5%

	Thermo Fisher Scientific, Inc.
550,000	4.50%, due 03/01/21	605,325

	Machinery — 0.5%

	Caterpillar, Inc.
638,000	3.80%, due 08/15/42	614,036

	Media — 9.1%

	21st Century Fox America, Inc.
828,000	4.50%, due 02/15/21	910,758
180,000	6.65%, due 11/15/37	230,407
	Comcast Cable Communications Holdings, Inc.
180,000	9.46%, due 11/15/22	261,823
	Comcast Corp.
570,000	3.13%, due 07/15/22	583,596
691,000	3.60%, due 03/01/24	717,210
331,000	4.25%, due 01/15/33	343,953
620,000	6.50%, due 11/15/35	815,528
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
450,000	3.80%, due 03/15/22	469,014
540,000	6.38%, due 03/01/41	670,705
	Discovery Communications LLC
123,000	5.05%, due 06/01/20	137,418

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Historic TW, Inc.
$200,000	6.63%, due 05/15/29	$254,173
	NBCUniversal Media LLC
180,000	5.15%, due 04/30/20	206,044
450,000	2.88%, due 01/15/23	449,332
	Omnicom Group, Inc.
460,000	3.63%, due 05/01/22	473,018
	Time Warner Cable, Inc.
100,000	6.55%, due 05/01/37	128,121
390,000	7.30%, due 07/01/38	541,550
250,000	6.75%, due 06/15/39	327,713
	Time Warner Entertainment Co. LP
245,000	8.38%, due 03/15/23	332,536
	Time Warner, Inc.
599,000	4.70%, due 01/15/21	661,788
384,000	7.70%, due 05/01/32	542,084
780,000	6.10%, due 07/15/40	938,693
	Viacom, Inc.
430,000	4.38%, due 03/15/43	402,515
	Walt Disney Co. (The)
301,000	2.35%, due 12/01/22	292,933
		10,690,912
	Metals & Mining — 4.3%

	Barrick Gold Corp.
150,000	3.85%, due 04/01/22	152,216
180,000	4.10%, due 05/01/23	182,552
	Barrick North America Finance LLC
150,000	4.40%, due 05/30/21	157,806
	BHP Billiton Finance USA Ltd.
578,000	3.85%, due 09/30/23	615,583
390,000	4.13%, due 02/24/42	392,360
452,000	5.00%, due 09/30/43	516,678
	Newmont Mining Corp.
100,000	6.25%, due 10/01/39	107,593
	Rio Tinto Finance USA Ltd.
686,000	4.13%, due 05/20/21	746,288
	Southern Copper Corp.
708,000	5.25%, due 11/08/42	689,486
	Vale Overseas Ltd.
695,000	6.88%, due 11/10/39	830,727
	Vale S.A.
593,000	5.63%, due 09/11/42	613,263
		5,004,552
	Multiline Retail — 0.7%

	Target Corp.
390,000	3.88%, due 07/15/20	420,989
438,000	4.00%, due 07/01/42	424,518
		845,507
	Multi-Utilities — 0.4%

	Berkshire Hathaway Energy Co.
341,000	6.50%, due 09/15/37	449,888

	Oil, Gas & Consumable Fuels — 9.7%

	Anadarko Petroleum Corp.
122,000	6.45%, due 09/15/36	156,479
	BP Capital Markets PLC
540,000	4.74%, due 03/11/21	605,285
615,000	3.81%, due 02/10/24	645,280
	ConocoPhillips
862,000	6.50%, due 02/01/39	1,169,656
	Devon Energy Corp.
280,000	7.95%, due 04/15/32	404,517
	Devon Financing Corp. LLC
100,000	7.88%, due 09/30/31	142,951
	Hess Corp.
100,000	5.60%, due 02/15/41	118,502
	Newfield Exploration Co.
409,000	5.63%, due 07/01/24	450,391
	Nexen Energy ULC
433,000	6.40%, due 05/15/37	540,840
	Petrobras Global Finance B.V.
1,600,000	4.38%, due 05/20/23	1,578,688
547,000	5.63%, due 05/20/43	530,535
	Petrobras International Finance Co.
800,000	6.75%, due 01/27/41	892,910
	Phillips 66
718,000	4.30%, due 04/01/22	778,036
	Statoil ASA
356,000	3.70%, due 03/01/24	376,606
	Suncor Energy, Inc.
100,000	6.50%, due 06/15/38	129,918
	Total Capital International S.A.
427,000	2.88%, due 02/17/22	431,588
300,000	2.70%, due 01/25/23	294,134
103,000	3.70%, due 01/15/24	108,545
	TransCanada PipeLines Ltd.
473,000	2.50%, due 08/01/22	457,920
482,000	6.20%, due 10/15/37	621,306
	Valero Energy Corp.
368,000	6.63%, due 06/15/37	462,890
	Williams Partners LP
326,000	5.25%, due 03/15/20	364,738
102,000	6.30%, due 04/15/40	122,589
		11,384,304
	Pharmaceuticals — 5.2%

	AbbVie, Inc.
880,000	4.40%, due 11/06/42	885,195
	AstraZeneca PLC
624,000	6.45%, due 09/15/37	826,804
	GlaxoSmithKline Capital PLC
517,000	2.85%, due 05/08/22	513,992
	GlaxoSmithKline Capital, Inc.
330,000	6.38%, due 05/15/38	435,370
	Merck & Co., Inc.
416,000	4.15%, due 05/18/43	424,564
	Novartis Capital Corp.
180,000	2.40%, due 09/21/22	175,289
853,000	4.40%, due 05/06/44	919,994
	Pfizer, Inc.
489,000	3.00%, due 06/15/23	494,465
339,000	7.20%, due 03/15/39	488,559
	Sanofi
574,000	4.00%, due 03/29/21	626,407
	Teva Pharmaceutical Finance Co. B.V.
356,000	2.95%, due 12/18/22	344,882
		6,135,521
	Real Estate Investment Trusts (REITs) — 0.4%

	American Tower Corp.
178,000	5.00%, due 02/15/24	192,397
	Weyerhaeuser Co.
235,000	7.38%, due 03/15/32	324,115
		516,512
	Semiconductors & Semiconductor Equipment — 0.5%

	Intel Corp.
533,000	3.30%, due 10/01/21	556,792

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Software — 1.8%
	Microsoft Corp.
$434,000	5.30%, due 02/08/41	$517,705
	Oracle Corp.
924,000	6.13%, due 07/08/39	1,185,158
365,000	5.38%, due 07/15/40	428,524
		2,131,387
	Specialty Retail — 0.4%

	Home Depot, Inc. (The)
385,000	5.88%, due 12/16/36	488,250

	Technology Hardware, Storage & Peripherals — 2.9%

	Apple, Inc.
1,006,000	2.40%, due 05/03/23	965,082
516,000	3.45%, due 05/06/24	530,549
633,000	3.85%, due 05/04/43	605,603
	EMC Corp.
330,000	2.65%, due 06/01/20	333,628
	Hewlett-Packard Co.
573,000	4.38%, due 09/15/21	620,152
330,000	4.65%, due 12/09/21	363,819
		3,418,833
	Thrifts & Mortgage Finance — 0.4%

	BPCE S.A.
500,000	4.00%, due 04/15/24	517,330

	Tobacco — 1.7%

	Altria Group, Inc.
683,000	4.75%, due 05/05/21	760,858
330,000	2.85%, due 08/09/22	322,759
	Philip Morris International, Inc.
380,000	4.50%, due 03/26/20	421,135
	Reynolds American, Inc.
518,000	4.75%, due 11/01/42	505,544
		2,010,296
	Wireless Telecommunication Services — 1.7%

	America Movil SAB de CV
685,000	5.00%, due 03/30/20	758,035
250,000	4.38%, due 07/16/42	243,797
	Vodafone Group PLC
594,000	2.95%, due 02/19/23	575,133
400,000	4.38%, due 02/19/43	389,628
		1,966,593
	Total Corporate Bonds (Cost $108,409,485)	112,657,915

	U.S. Government & Agency Security — 0.7%
	Federal Home Loan Bank
735,094	0.00%, due 09/02/14	735,094
	Total U.S. Government & Agency Security (Cost $735,094)	735,094

	Repurchase Agreements (a) — 0.2%
260,046	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $260,047	260,046
	Total Repurchase Agreements (Cost $260,046)	260,046

	Total Investment Securities (Cost $109,404,625) — 97.1%	113,653,055
	Other assets less liabilities — 2.9%	3,418,228
	Net Assets — 100.0%	$117,071,283

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,262,841
Aggregate gross unrealized depreciation	(15,619)
Net unrealized appreciation	$4,247,222
Federal income tax cost of investments	$109,405,833

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	432	12/19/14	$54,337,500	$(56,466)
U.S. Long Bond Futures Contracts	261	12/19/14	36,564,469	(90,116)
Ultra Long Term U.S. Treasury Bond Futures Contracts	150	12/19/14	23,325,000	(112,728)
				$(259,310)

Cash collateral in the amount of $1,699,170 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

USD Covered Bond

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 98.8%
	Banks — 91.2%

	Australia & New Zealand Banking Group Ltd.
$250,000	2.40%, due 11/23/16(a)	$257,990
	Bank of Montreal
250,000	1.95%, due 01/30/17(a)	255,574
	Bank of Nova Scotia (The)
265,000	1.95%, due 01/30/17(a)	270,915
	Barclays Bank PLC
295,000	2.25%, due 05/10/17(a)	303,163
	Canadian Imperial Bank of Commerce
300,000	2.75%, due 01/27/16(a)	309,336
	Commonwealth Bank of Australia
300,000	1.88%, due 12/11/18(a)	300,512
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17(a)	200,566
	Credit Suisse AG/Guernsey
290,000	2.60%, due 05/27/16(a)	299,519
	DNB Boligkreditt AS
310,000	1.45%, due 03/21/18(a)	308,156
	National Australia Bank Ltd.
275,000	2.00%, due 06/20/17(a)	280,598
	National Bank of Canada
282,000	2.20%, due 10/19/16(a)	289,921
	Norddeutsche Landesbank Girozentrale
200,000	2.00%, due 02/05/19(a)	200,540
	Nordea Eiendomskreditt AS
300,000	2.13%, due 09/22/16(a)	307,318
	Royal Bank of Canada
200,000	1.20%, due 09/19/17	199,353
295,000	2.00%, due 10/01/18	299,093
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18(a)	198,280
	SpareBank 1 Boligkreditt AS
240,000	1.75%, due 11/15/19(a)	234,950
	Stadshypotek AB
250,000	1.25%, due 05/23/18(a)	246,558
	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16(a)	207,186
	Toronto-Dominion Bank (The)
430,000	1.50%, due 03/13/17(a)	434,634
	Westpac Banking Corp.
200,000	2.45%, due 11/28/16(a)	206,652
200,000	1.38%, due 05/30/18(a)	197,990
200,000	2.00%, due 05/21/19(a)	200,148
		6,008,952
	Capital Markets — 3.1%

	UBS AG
200,000	2.25%, due 03/30/17(a)	206,020

	Diversified Financial Services — 4.5%

	Caisse Centrale Desjardins
288,000	2.55%, due 03/24/16(a)	296,661
	Total Corporate Bonds (Cost $6,504,032)	6,511,633

	U.S. Government & Agency Security — 0.6%
	Federal Home Loan Bank
38,424	0.00%, due 09/02/14	38,424
	Total U.S. Government & Agency Security (Cost $38,424)	38,424

	Repurchase Agreements (b) — 0.2%
13,593	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $13,593	13,593
	Total Repurchase Agreements (Cost $13,593)	13,593

	Total Investment Securities (Cost $6,556,049) — 99.6%	6,563,650
	Other assets less liabilities — 0.4%	26,532
	Net Assets — 100.0%	$6,590,182

(a)

Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,234
Aggregate gross unrealized depreciation	(9,842)
Net unrealized appreciation	$7,392
Federal income tax cost of investments	$6,556,258

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of August 31, 2014:

Canada	35.8%
Australia	22.0%
Norway	13.0%
Sweden	9.8%
Switzerland	7.6%
United Kingdom	4.6%
France	3.0%
Germany	3.0%
Other (1)	1.2%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Sovereign Governments & Agencies — 87.7%
	Germany — 87.7%
	Bund Laender Anleihe
EUR 180,000	1.50%, due 07/15/20	$250,293
	Bundesrepublik Deutschland
207,000	3.50%, due 01/04/16	285,476
215,000	4.00%, due 07/04/16	304,002
189,000	3.75%, due 01/04/19	288,370
194,000	3.50%, due 07/04/19	296,657
213,000	1.75%, due 07/04/22	305,454
	Free State of Bavaria
68,000	3.50%, due 01/27/16	93,867
74,000	4.13%, due 01/16/17	106,731
	Gemeinsame Deutsche Bundeslaender
89,000	1.38%, due 10/11/19	122,634
104,000	1.75%, due 06/13/22	146,177
	KFW
219,000	1.13%, due 10/16/18	299,400
380,000	3.88%, due 01/21/19	580,041
221,000	1.63%, due 01/15/21	311,616
195,000	3.38%, due 01/18/21	302,917
	State of Baden-Wurttemberg
89,000	4.25%, due 01/04/18	132,930
98,000	2.00%, due 11/13/23	140,467
	State of Berlin
89,000	4.13%, due 05/24/16	125,236
90,000	1.88%, due 06/12/23	127,179
	State of Brandenburg
63,000	1.50%, due 02/12/20	87,294
60,000	3.50%, due 06/15/21	93,360
	State of Hesse
93,000	1.75%, due 01/20/23	130,806
78,000	1.38%, due 06/10/24	105,469
	State of Lower Saxony
92,000	3.50%, due 02/22/16	127,203
93,000	2.13%, due 01/16/24	134,039
	State of North Rhine-Westphalia
98,000	0.88%, due 12/04/17	131,707
122,000	1.88%, due 09/15/22	172,441
	State of Rhineland-Palatinate
63,000	2.88%, due 03/03/17	88,475
69,000	1.25%, due 01/16/20	94,436
	State of Saxony-Anhalt
63,000	1.63%, due 04/25/23	87,579
60,000	1.88%, due 04/10/24	84,567
		5,556,823
	Total Sovereign Governments & Agencies (Cost $5,601,292)	5,556,823

	Corporate Bonds — 10.5%
	Banks — 10.5%

	Landeskreditbank Baden-Wuerttemberg Foerderbank
89,000	3.50%, due 07/04/16	124,468
60,000	1.00%, due 11/19/18	81,141
	Landwirtschaftliche Rentenbank
74,000	2.88%, due 08/30/21	112,365
78,000	1.25%, due 05/20/22	106,649
	NRW Bank
183,000	1.00%, due 11/10/15	243,634
		668,257
	Total Corporate Bonds (Cost $670,400)	668,257

	U.S. Government & Agency Security — 0.5%
	Federal Home Loan Bank
$33,587	0.00%, due 09/02/14	33,587
	Total U.S. Government & Agency Security (Cost $33,587)	33,587

	Repurchase Agreements (a) — 0.2%
11,882	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $11,882	11,882
	Total Repurchase Agreements (Cost $11,882)	11,882

	Total Investment Securities (Cost $6,317,161) — 98.9%	6,270,549
	Other assets less liabilities — 1.1%	68,039
	Net Assets — 100.0%	$6,338,588

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR	Euro

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,124
Aggregate gross unrealized depreciation	(94,736)
Net unrealized depreciation	$(46,612)
Federal income tax cost of investments	$6,317,161

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Sovereign Governments & Agencies — 54.1%
	Brazil — 4.2%
	Banco Nacional de Desenvolvimento Economico e Social
$100,000	6.37%, due 06/16/18	$111,470
100,000	6.50%, due 06/10/19	112,625
	Brazilian Government International Bond
102,000	6.00%, due 01/17/17	112,710
		336,805
	Colombia — 6.9%
	Colombia Government International Bond
129,000	8.25%, due 12/22/14	131,887
375,000	7.38%, due 01/27/17	428,438
		560,325
	Hungary — 4.2%
	Hungary Government International Bond
100,000	4.75%, due 02/03/15	101,500
230,000	4.13%, due 02/19/18	238,625
		340,125
	Indonesia — 6.4%
	Indonesia Government International Bond
162,000	6.88%, due 01/17/18	184,680
	Perusahaan Penerbit SBSN Indonesia
300,000	6.13%, due 03/15/19	334,500
		519,180
	Latvia — 2.7%
	Republic of Latvia
201,000	5.25%, due 02/22/17	218,788

	Lithuania — 1.4%
	Lithuania Government International Bond
105,000	5.13%, due 09/14/17	115,237

	Mexico — 1.9%
	Mexico Government International Bond
140,000	5.63%, due 01/15/17	154,700

	Philippines — 2.4%
	Philippine Government International Bond
150,000	8.38%, due 06/17/19	190,312

	Poland — 2.2%
	Poland Government International Bond
60,000	3.88%, due 07/16/15	61,620
100,000	6.38%, due 07/15/19	118,798
		180,418
	Qatar — 4.5%
	Qatar Government International Bond
130,000	6.55%, due 04/09/19	156,488
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	205,663
		362,151
	Russia — 2.4%
	Russian Foreign Bond - Eurobond
200,000	3.50%, due 01/16/19	195,540

	Sri Lanka — 2.6%
	Sri Lanka Government International Bond
200,000	5.13%, due 04/11/19	205,500

	Turkey — 4.1%
	Export Credit Bank of Turkey
201,000	5.38%, due 11/04/16	211,412
	Turkey Government International Bond
102,000	6.75%, due 04/03/18	115,005
		326,417
	Ukraine — 5.9%
	Ukraine Government International Bond
200,000	6.88%, due 09/23/15	181,000
200,000	6.25%, due 06/17/16	177,040
130,000	6.75%, due 11/14/17	114,426
		472,466
	Venezuela — 2.3%
	Venezuela Government International Bond
65,000	8.50%, due 10/08/14	64,696
150,000	7.00%, due 12/01/18	119,550
		184,246
	Total Sovereign Governments & Agencies (Cost $4,347,187)	4,362,210

	Corporate Bonds — 43.1%
	Banks — 12.1%

	Bank of Ceylon
201,000	6.88%, due 05/03/17	212,256
	Oschadbank Via SSB #1 PLC
200,000	8.88%, due 03/20/18	156,000
	QNB Finance Ltd.
200,000	3.38%, due 02/22/17	208,208
	Sberbank of Russia Via SB Capital S.A.
195,000	4.95%, due 02/07/17	194,236
	Turkiye Halk Bankasi AS
200,000	4.88%, due 07/19/17	206,500
		977,200
	Diversified Financial Services — 4.3%

	Gazprom OAO Via Gaz Capital S.A.
336,000	6.21%, due 11/22/16	350,280

	Electric Utilities — 6.2%

	Hrvatska Elektroprivreda
250,000	6.00%, due 11/09/17	262,188
	Majapahit Holding B.V.
105,000	7.25%, due 06/28/17	118,256
100,000	8.00%, due 08/07/19	118,250
		498,694
	Electrical Equipment — 2.8%

	Power Sector Assets & Liabilities Management Corp.
202,000	6.88%, due 11/02/16	224,220

	Multi-Utilities — 1.5%

	Empresas Publicas de Medellin ESP
100,000	7.63%, due 07/29/19	119,750

	Oil, Gas & Consumable Fuels — 13.6%
	National JSC Naftogaz of Ukraine
102,000	9.50%, due 09/30/14	98,195
	Petrobras Global Finance B.V.
72,000	2.00%, due 05/20/16	72,155
	Petrobras International Finance Co.
93,000	3.50%, due 02/06/17	95,241
84,000	5.88%, due 03/01/18	91,808
	Petroleos de Venezuela S.A.
189,000	4.90%, due 10/28/14	188,461
90,000	5.00%, due 10/28/15	83,700
302,000	5.25%, due 04/12/17	240,694

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Petroleos Mexicanos
$204,000	5.75%, due 03/01/18	$228,888
		1,099,142
	Road & Rail — 2.6%

	Transnet SOC Ltd.
201,000	4.50%, due 02/10/16	209,339
	Total Corporate Bonds (Cost $3,453,540)	3,478,625

	U.S. Government & Agency Security — 0.7%
	Federal Home Loan Bank
57,108	0.00%, due 09/02/14	57,108
	Total U.S. Government & Agency Security (Cost $57,108)	57,108

	Repurchase Agreements (a) — 0.3%
20,202	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $20,202	20,202
	Total Repurchase Agreements (Cost $20,202)	20,202

	Total Investment Securities (Cost $7,878,037) — 98.2%	7,918,145
	Other assets less liabilities — 1.8%	147,944
	Net Assets — 100.0%	$8,066,089

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,559
Aggregate gross unrealized depreciation	(39,451)
Net unrealized appreciation	$40,108
Federal income tax cost of investments	$7,878,037

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of August 31, 2014:

Venezuela	8.7%
Colombia	8.4%
Ukraine	7.1%
Luxembourg	6.7%
Turkey	6.7%
Indonesia	6.4%
Philippines	5.2%
Sri Lanka	5.2%
Cayman Islands	4.9%
Mexico	4.7%
Qatar	4.5%
Brazil	4.2%
Hungary	4.2%
Netherlands	3.8%
Croatia	3.3%
Latvia	2.7%
South Africa	2.6%
Russia	2.4%
Poland	2.2%
United Kingdom	1.9%
Lithuania	1.4%
Other (1)	2.8%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks — 11.2%
	Consumer Discretionary — 1.3%

80	Amazon.com, Inc.*	$27,123
14	AutoNation, Inc.*	759
7	AutoZone, Inc.*	3,772
44	Bed Bath & Beyond, Inc.*	2,827
59	Best Buy Co., Inc.	1,882
49	BorgWarner, Inc.	3,047
46	Cablevision Systems Corp., Class A	851
47	CarMax, Inc.*	2,463
94	Carnival Corp.	3,561
104	CBS Corp. (Non-Voting), Class B	6,166
7	Chipotle Mexican Grill, Inc.*	4,751
59	Coach, Inc.	2,173
557	Comcast Corp., Class A	30,485
69	D.R. Horton, Inc.	1,496
28	Darden Restaurants, Inc.	1,325
59	Delphi Automotive PLC	4,105
100	DIRECTV*	8,645
47	Discovery Communications, Inc., Class A*	2,055
47	Discovery Communications, Inc., Class C*	2,020
65	Dollar General Corp.*	4,159
44	Dollar Tree, Inc.*	2,359
22	Expedia, Inc.	1,890
20	Family Dollar Stores, Inc.	1,597
847	Ford Motor Co.	14,746
10	Fossil Group, Inc.*	1,013
25	GameStop Corp., Class A	1,055
49	Gannett Co., Inc.	1,654
56	Gap, Inc. (The)	2,584
26	Garmin Ltd.	1,413
282	General Motors Co.	9,814
33	Genuine Parts Co.	2,895
59	Goodyear Tire & Rubber Co. (The)	1,532
1	Graham Holdings Co., Class B	719
59	H&R Block, Inc.	1,978
47	Harley-Davidson, Inc.	2,987
15	Harman International Industries, Inc.	1,726
25	Hasbro, Inc.	1,316
293	Home Depot, Inc. (The)	27,395
91	Interpublic Group of Cos., Inc. (The)	1,777
142	Johnson Controls, Inc.	6,931
42	Kohl’s Corp.	2,469
53	L Brands, Inc.	3,384
30	Leggett & Platt, Inc.	1,053
38	Lennar Corp., Class A	1,489
214	Lowe’s Cos., Inc.	11,237
77	Macy’s, Inc.	4,796
47	Marriott International, Inc., Class A	3,262
73	Mattel, Inc.	2,518
212	McDonald’s Corp.	19,869
39	Michael Kors Holdings Ltd.*	3,125
13	Mohawk Industries, Inc.*	1,898
13	Netflix, Inc.*	6,209
59	Newell Rubbermaid, Inc.	1,978
107	News Corp., Class A*	1,886
158	NIKE, Inc., Class B	12,411
30	Nordstrom, Inc.	2,077
55	Omnicom Group, Inc.	3,961
23	O’Reilly Automotive, Inc.*	3,588
21	PetSmart, Inc.	1,503
11	Priceline Group, Inc. (The)*	13,687
73	PulteGroup, Inc.	1,403
18	PVH Corp.	2,101
13	Ralph Lauren Corp.	2,200
46	Ross Stores, Inc.	3,469
23	Scripps Networks Interactive, Inc., Class A	1,833
139	Staples, Inc.	1,624
161	Starbucks Corp.	12,527
41	Starwood Hotels & Resorts Worldwide, Inc.	3,466
136	Target Corp.	8,170
24	Tiffany & Co.	2,423
60	Time Warner Cable, Inc.	8,876
189	Time Warner, Inc.	14,559
150	TJX Cos., Inc. (The)	8,942
30	Tractor Supply Co.	2,009
24	TripAdvisor, Inc.*	2,378
410	Twenty-First Century Fox, Inc., Class A	14,522
35	Under Armour, Inc., Class A*	2,393
22	Urban Outfitters, Inc.*	875
74	VF Corp.	4,745
84	Viacom, Inc., Class B	6,817
345	Walt Disney Co. (The)	31,009
17	Whirlpool Corp.	2,601
27	Wyndham Worldwide Corp.	2,185
17	Wynn Resorts Ltd.	3,279
95	Yum! Brands, Inc.	6,881
		454,733
	Consumer Staples — 1.1%

426	Altria Group, Inc.	18,352
140	Archer-Daniels-Midland Co.	6,980
93	Avon Products, Inc.	1,306
35	Brown-Forman Corp., Class B	3,243
38	Campbell Soup Co.	1,703
28	Clorox Co. (The)	2,481
810	Coca-Cola Co. (The)	33,793
50	Coca-Cola Enterprises, Inc.	2,389
186	Colgate-Palmolive Co.	12,040
90	ConAgra Foods, Inc.	2,898
36	Constellation Brands, Inc., Class A*	3,135
94	Costco Wholesale Corp.	11,382
251	CVS Caremark Corp.	19,942
42	Dr. Pepper Snapple Group, Inc.	2,643
54	Estee Lauder Cos., Inc. (The), Class A	4,149
132	General Mills, Inc.	7,046
32	Hershey Co. (The)	2,925
29	Hormel Foods Corp.	1,470
22	J.M. Smucker Co. (The)	2,257
55	Kellogg Co.	3,573
27	Keurig Green Mountain, Inc.	3,600
81	Kimberly-Clark Corp.	8,748
128	Kraft Foods Group, Inc.	7,539
109	Kroger Co. (The)	5,557
78	Lorillard, Inc.	4,657
28	McCormick & Co., Inc. (Non-Voting)	1,951
43	Mead Johnson Nutrition Co.	4,111
34	Molson Coors Brewing Co., Class B	2,514
362	Mondelez International, Inc., Class A	13,101
29	Monster Beverage Corp.*	2,564
325	PepsiCo, Inc.	30,059
337	Philip Morris International, Inc.	28,840

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (continued)
580		Procter & Gamble Co. (The)	$48,204
67		Reynolds American, Inc.	3,917
49		Safeway, Inc.	1,704
125		Sysco Corp.	4,729
63		Tyson Foods, Inc., Class A	2,398
188		Walgreen Co.	11,378
345		Wal-Mart Stores, Inc.	26,048
79		Whole Foods Market, Inc.	3,092
			358,418
		Energy — 1.2%

108		Anadarko Petroleum Corp.	12,170
83		Apache Corp.	8,452
93		Baker Hughes, Inc.	6,430
89		Cabot Oil & Gas Corp.	2,985
44		Cameron International Corp.*	3,270
108		Chesapeake Energy Corp.	2,938
408		Chevron Corp.	52,816
19		Cimarex Energy Co.	2,758
263		ConocoPhillips	21,361
49		CONSOL Energy, Inc.	1,974
75		Denbury Resources, Inc.	1,291
82		Devon Energy Corp.	6,184
15		Diamond Offshore Drilling, Inc.	659
50		Ensco PLC, Class A	2,524
117		EOG Resources, Inc.	12,856
33		EQT Corp.	3,269
920		Exxon Mobil Corp.	91,503
50		FMC Technologies, Inc.*	3,092
181		Halliburton Co.	12,237
23		Helmerich & Payne, Inc.	2,416
57		Hess Corp.	5,763
143		Kinder Morgan, Inc.	5,757
145		Marathon Oil Corp.	6,045
62		Marathon Petroleum Corp.	5,643
36		Murphy Oil Corp.	2,249
56		Nabors Industries Ltd.	1,524
92		National Oilwell Varco, Inc.	7,952
29		Newfield Exploration Co.*	1,300
54		Noble Corp. PLC	1,537
77		Noble Energy, Inc.	5,555
168		Occidental Petroleum Corp.	17,427
45		ONEOK, Inc.	3,159
—	#	Paragon Offshore PLC*	3
58		Peabody Energy Corp.	921
121		Phillips 66	10,529
31		Pioneer Natural Resources Co.	6,468
39		QEP Resources, Inc.	1,387
36		Range Resources Corp.	2,829
279		Schlumberger Ltd.	30,590
76		Southwestern Energy Co.*	3,130
144		Spectra Energy Corp.	5,999
28		Tesoro Corp.	1,813
73		Transocean Ltd.	2,821
114		Valero Energy Corp.	6,172
158		Williams Cos., Inc. (The)	9,391
			397,149
		Financials — 1.8%

72		ACE Ltd.	7,656
12		Affiliated Managers Group, Inc.*	2,534
97		Aflac, Inc.	5,940
93		Allstate Corp. (The)	5,719
195		American Express Co.	17,462
310		American International Group, Inc.	17,379
85		American Tower Corp. (REIT)	8,381
41		Ameriprise Financial, Inc.	5,156
64		Aon PLC	5,578
31		Apartment Investment & Management Co., Class A (REIT)	1,062
15		Assurant, Inc.	1,001
26		AvalonBay Communities, Inc. (REIT)	4,007
2,253		Bank of America Corp.	36,251
244		Bank of New York Mellon Corp. (The)	9,560
154		BB&T Corp.	5,749
386		Berkshire Hathaway, Inc., Class B*	52,978
27		BlackRock, Inc.	8,924
33		Boston Properties, Inc. (REIT)	4,007
122		Capital One Financial Corp.	10,011
60		CBRE Group, Inc., Class A*	1,907
251		Charles Schwab Corp. (The)	7,156
52		Chubb Corp. (The)	4,781
32		Cincinnati Financial Corp.	1,539
651		Citigroup, Inc.	33,624
68		CME Group, Inc.	5,205
39		Comerica, Inc.	1,963
72		Crown Castle International Corp. (REIT)	5,725
100		Discover Financial Services	6,237
62		E*TRADE Financial Corp.*	1,380
72		Equity Residential (REIT)	4,786
13		Essex Property Trust, Inc. (REIT)	2,515
182		Fifth Third Bancorp	3,714
86		Franklin Resources, Inc.	4,861
112		General Growth Properties, Inc. (REIT)	2,752
106		Genworth Financial, Inc., Class A*	1,504
89		Goldman Sachs Group, Inc. (The)	15,941
96		Hartford Financial Services Group, Inc. (The)	3,557
98		HCP, Inc. (REIT)	4,246
65		Health Care REIT, Inc. (REIT)	4,393
162		Host Hotels & Resorts, Inc. (REIT)	3,697
102		Hudson City Bancorp, Inc.	1,007
177		Huntington Bancshares, Inc./OH	1,743
25		IntercontinentalExchange Group, Inc.	4,725
93		Invesco Ltd.	3,798
811		JPMorgan Chase & Co.	48,214
189		KeyCorp	2,572
88		Kimco Realty Corp. (REIT)	2,067
22		Legg Mason, Inc.	1,085
68		Leucadia National Corp.	1,695
57		Lincoln National Corp.	3,137
65		Loews Corp.	2,843
28		M&T Bank Corp.	3,462
30		Macerich Co. (The) (REIT)	1,959
118		Marsh & McLennan Cos., Inc.	6,266
58		McGraw Hill Financial, Inc.	4,705
241		MetLife, Inc.	13,192
40		Moody’s Corp.	3,743
300		Morgan Stanley	10,293
25		NASDAQ OMX Group, Inc. (The)	1,087
91		Navient Corp.	1,633
48		Northern Trust Corp.	3,329
66		People’s United Financial, Inc.	987
38		Plum Creek Timber Co., Inc. (REIT)	1,544
114		PNC Financial Services Group, Inc. (The)	9,661

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
59	Principal Financial Group, Inc.	$3,203
117	Progressive Corp. (The)	2,927
107	Prologis, Inc. (REIT)	4,381
99	Prudential Financial, Inc.	8,880
31	Public Storage (REIT)	5,431
295	Regions Financial Corp.	2,994
67	Simon Property Group, Inc. (REIT)	11,392
92	State Street Corp.	6,627
114	SunTrust Banks, Inc.	4,341
56	T. Rowe Price Group, Inc.	4,536
28	Torchmark Corp.	1,527
74	Travelers Cos., Inc. (The)	7,009
389	U.S. Bancorp/MN	16,447
55	Unum Group	1,995
63	Ventas, Inc. (REIT)	4,144
37	Vornado Realty Trust (REIT)	3,917
1,027	Wells Fargo & Co.	52,829
113	Weyerhaeuser Co. (REIT)	3,836
58	XL Group PLC	1,982
43	Zions Bancorp.	1,253
		615,236
	Health Care — 1.5%

322	Abbott Laboratories	13,601
341	AbbVie, Inc.	18,850
57	Actavis PLC*	12,938
77	Aetna, Inc.	6,324
71	Agilent Technologies, Inc.	4,058
42	Alexion Pharmaceuticals, Inc.*	7,110
64	Allergan, Inc.	10,476
48	AmerisourceBergen Corp.	3,715
162	Amgen, Inc.	22,580
116	Baxter International, Inc.	8,698
41	Becton, Dickinson and Co.	4,804
51	Biogen Idec, Inc.*	17,495
283	Boston Scientific Corp.*	3,588
355	Bristol-Myers Squibb Co.	17,981
16	C.R. Bard, Inc.	2,375
73	Cardinal Health, Inc.	5,380
44	CareFusion Corp.*	2,020
172	Celgene Corp.*	16,343
63	Cerner Corp.*	3,633
58	Cigna Corp.	5,487
97	Covidien PLC	8,422
38	DaVita HealthCare Partners, Inc.*	2,838
30	DENTSPLY International, Inc.	1,431
23	Edwards Lifesciences Corp.*	2,283
211	Eli Lilly & Co.	13,411
166	Express Scripts Holding Co.*	12,272
329	Gilead Sciences, Inc.*	35,394
36	Hospira, Inc.*	1,935
33	Humana, Inc.	4,248
8	Intuitive Surgical, Inc.*	3,760
606	Johnson & Johnson	62,860
18	Laboratory Corp. of America Holdings*	1,930
24	Mallinckrodt PLC*	1,956
49	McKesson Corp.	9,556
214	Medtronic, Inc.	13,664
626	Merck & Co., Inc.	37,629
80	Mylan, Inc.*	3,888
18	Patterson Cos., Inc.	725
24	PerkinElmer, Inc.	1,076
29	Perrigo Co. PLC	4,313
1,367	Pfizer, Inc.	40,176
31	Quest Diagnostics, Inc.	1,960
17	Regeneron Pharmaceuticals, Inc.*	5,959
61	St. Jude Medical, Inc.	4,001
63	Stryker Corp.	5,249
21	Tenet Healthcare Corp.*	1,285
85	Thermo Fisher Scientific, Inc.	10,218
210	UnitedHealth Group, Inc.	18,203
22	Varian Medical Systems, Inc.*	1,870
51	Vertex Pharmaceuticals, Inc.*	4,772
18	Waters Corp.*	1,862
60	WellPoint, Inc.	6,991
36	Zimmer Holdings, Inc.	3,575
107	Zoetis, Inc.	3,792
		520,960
	Industrials — 1.1%

133	3M Co.	19,152
37	ADT Corp. (The)	1,364
19	Allegion PLC	977
53	AMETEK, Inc.	2,806
144	Boeing Co. (The)	18,259
32	C.H. Robinson Worldwide, Inc.	2,184
134	Caterpillar, Inc.	14,615
22	Cintas Corp.	1,455
215	CSX Corp.	6,646
37	Cummins, Inc.	5,369
129	Danaher Corp.	9,883
78	Deere & Co.	6,559
182	Delta Air Lines, Inc.	7,204
36	Dover Corp.	3,163
8	Dun & Bradstreet Corp. (The)	939
102	Eaton Corp. PLC	7,121
150	Emerson Electric Co.	9,603
26	Equifax, Inc.	2,048
42	Expeditors International of Washington, Inc.	1,735
59	Fastenal Co.	2,672
60	FedEx Corp.	8,873
29	Flowserve Corp.	2,201
34	Fluor Corp.	2,512
70	General Dynamics Corp.	8,627
2,149	General Electric Co.	55,831
168	Honeywell International, Inc.	15,999
81	Illinois Tool Works, Inc.	7,145
54	Ingersoll-Rand PLC	3,251
37	Iron Mountain, Inc. (REIT)	1,331
28	Jacobs Engineering Group, Inc.*	1,509
21	Joy Global, Inc.	1,326
24	Kansas City Southern	2,769
18	L-3 Communications Holdings, Inc.	1,979
57	Lockheed Martin Corp.	9,918
76	Masco Corp.	1,784
65	Nielsen N.V.	3,054
66	Norfolk Southern Corp.	7,062
46	Northrop Grumman Corp.	5,852
76	PACCAR, Inc.	4,774
24	Pall Corp.	2,025
32	Parker-Hannifin Corp.	3,696
42	Pentair PLC	2,859
43	Pitney Bowes, Inc.	1,164
31	Precision Castparts Corp.	7,566
47	Quanta Services, Inc.*	1,708
67	Raytheon Co.	6,455
57	Republic Services, Inc.	2,242
29	Robert Half International, Inc.	1,456
30	Rockwell Automation, Inc.	3,498
29	Rockwell Collins, Inc.	2,232

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
21	Roper Industries, Inc.	$3,162
11	Ryder System, Inc.	994
12	Snap-on, Inc.	1,499
148	Southwest Airlines Co.	4,737
33	Stanley Black & Decker, Inc.	3,020
18	Stericycle, Inc.*	2,139
60	Textron, Inc.	2,280
99	Tyco International Ltd.	4,417
194	Union Pacific Corp.	20,422
151	United Parcel Service, Inc., Class B	14,697
181	United Technologies Corp.	19,544
13	W.W. Grainger, Inc.	3,201
93	Waste Management, Inc.	4,368
39	Xylem, Inc.	1,453
		390,385
	Information Technology — 2.2%

136	Accenture PLC, Class A	11,024
99	Adobe Systems, Inc.*	7,118
38	Akamai Technologies, Inc.*	2,296
12	Alliance Data Systems Corp.*	3,176
67	Altera Corp.	2,368
34	Amphenol Corp., Class A	3,502
67	Analog Devices, Inc.	3,425
1,292	Apple, Inc.	132,430
261	Applied Materials, Inc.	6,030
49	Autodesk, Inc.*	2,628
103	Automatic Data Processing, Inc.	8,598
54	Avago Technologies Ltd.	4,433
119	Broadcom Corp., Class A	4,686
68	CA, Inc.	1,920
1,098	Cisco Systems, Inc.	27,439
35	Citrix Systems, Inc.*	2,459
130	Cognizant Technology Solutions Corp., Class A*	5,945
31	Computer Sciences Corp.	1,853
280	Corning, Inc.	5,841
244	eBay, Inc.*	13,542
67	Electronic Arts, Inc.*	2,535
439	EMC Corp.	12,964
16	F5 Networks, Inc.*	1,987
368	Facebook, Inc., Class A*	27,534
62	Fidelity National Information Services, Inc.	3,518
15	First Solar, Inc.*	1,045
53	Fiserv, Inc.*	3,417
30	FLIR Systems, Inc.	1,014
61	Google, Inc., Class A*	35,524
61	Google, Inc., Class C*	34,868
23	Harris Corp.	1,642
401	Hewlett-Packard Co.	15,238
1,067	Intel Corp.	37,260
204	International Business Machines Corp.	39,229
61	Intuit, Inc.	5,074
40	Jabil Circuit, Inc.	863
102	Juniper Networks, Inc.	2,365
36	KLA-Tencor Corp.	2,751
35	Lam Research Corp.	2,517
51	Linear Technology Corp.	2,301
215	MasterCard, Inc., Class A	16,299
43	Microchip Technology, Inc.	2,100
229	Micron Technology, Inc.*	7,465
1,611	Microsoft Corp.	73,188
48	Motorola Solutions, Inc.	2,851
71	NetApp, Inc.	2,993
120	NVIDIA Corp.	2,334
736	Oracle Corp.	30,566
69	Paychex, Inc.	2,874
362	QUALCOMM, Inc.	27,548
41	Red Hat, Inc.*	2,498
121	salesforce.com, inc.*	7,150
48	SanDisk Corp.	4,702
70	Seagate Technology PLC	4,381
148	Symantec Corp.	3,593
88	TE Connectivity Ltd.	5,516
34	Teradata Corp.*	1,553
231	Texas Instruments, Inc.	11,130
36	Total System Services, Inc.	1,133
26	VeriSign, Inc.*	1,484
108	Visa, Inc., Class A	22,952
45	Western Digital Corp.	4,635
115	Western Union Co. (The)	2,009
234	Xerox Corp.	3,232
58	Xilinx, Inc.	2,451
201	Yahoo!, Inc.*	7,741
		738,737
	Materials — 0.4%

45	Air Products & Chemicals, Inc.	5,994
14	Airgas, Inc.	1,545
251	Alcoa, Inc.	4,169
23	Allegheny Technologies, Inc.	970
20	Avery Dennison Corp.	963
30	Ball Corp.	1,923
22	Bemis Co., Inc.	896
11	CF Industries Holdings, Inc.	2,834
258	Dow Chemical Co. (The)	13,816
197	E.I. du Pont de Nemours & Co.	13,024
32	Eastman Chemical Co.	2,639
58	Ecolab, Inc.	6,660
29	FMC Corp.	1,918
223	Freeport-McMoRan, Inc.	8,110
17	International Flavors & Fragrances, Inc.	1,727
93	International Paper Co.	4,506
89	LyondellBasell Industries N.V., Class A	10,177
13	Martin Marietta Materials, Inc.	1,702
36	MeadWestvaco Corp.	1,548
112	Monsanto Co.	12,953
69	Mosaic Co. (The)	3,295
107	Newmont Mining Corp.	2,899
68	Nucor Corp.	3,694
35	Owens-Illinois, Inc.*	1,078
30	PPG Industries, Inc.	6,176
63	Praxair, Inc.	8,288
42	Sealed Air Corp.	1,516
18	Sherwin-Williams Co. (The)	3,926
25	Sigma-Aldrich Corp.	2,600
28	Vulcan Materials Co.	1,775
		133,321
	Telecommunication Services — 0.3%

1,112	AT&T, Inc.	38,875
123	CenturyLink, Inc.	5,042
215	Frontier Communications Corp.	1,462
887	Verizon Communications, Inc.	44,190
129	Windstream Holdings, Inc.	1,458
		91,027

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Utilities — 0.3%

141	AES Corp. (The)	$2,140
26	AGL Resources, Inc.	1,386
52	Ameren Corp.	2,079
105	American Electric Power Co., Inc.	5,639
92	CenterPoint Energy, Inc.	2,285
58	CMS Energy Corp.	1,771
63	Consolidated Edison, Inc.	3,647
125	Dominion Resources, Inc.	8,778
38	DTE Energy Co.	2,974
152	Duke Energy Corp.	11,246
70	Edison International	4,140
38	Entergy Corp.	2,942
184	Exelon Corp.	6,149
90	FirstEnergy Corp.	3,082
17	Integrys Energy Group, Inc.	1,154
93	NextEra Energy, Inc.	9,156
67	NiSource, Inc.	2,658
68	Northeast Utilities	3,121
72	NRG Energy, Inc.	2,216
54	Pepco Holdings, Inc.	1,488
100	PG&E Corp.	4,648
24	Pinnacle West Capital Corp.	1,367
142	PPL Corp.	4,917
108	Public Service Enterprise Group, Inc.	4,038
30	SCANA Corp.	1,558
49	Sempra Energy	5,193
191	Southern Co. (The)	8,480
50	TECO Energy, Inc.	905
48	Wisconsin Energy Corp.	2,176
108	Xcel Energy, Inc.	3,461
		114,794
	Total Common Stocks (Cost $3,248,815)	3,814,760

Principal Amount
	U.S. Government & Agency Securities — 81.3%
	Federal Home Loan Bank
$4,292,032	0.00%, due 09/02/14	4,292,032
	U.S. Treasury Bill
23,346,000	0.00%, due 10/30/14	23,345,183
	Total U.S. Government & Agency Securities (Cost $27,637,363)	27,637,215

	Repurchase Agreements (a) — 4.5%
1,518,344	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,518,353	1,518,344
	Total Repurchase Agreements (Cost $1,518,344)	1,518,344

	Total Investment Securities (Cost $32,404,522) — 97.0%	32,970,319
	Other assets less liabilities — 3.0%	1,036,382
	Net Assets — 100.0%	$34,006,701

*	Non-income producing security.
#	Amount represents less than one share.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569,377
Aggregate gross unrealized depreciation	(9,109)
Net unrealized appreciation	$560,268
Federal income tax cost of investments	$32,410,051

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
EURO FX Currency Futures Contracts	24	09/15/14	$1,971,300	$53,915

Cash collateral in the amount of $23,100 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$108,691	11/06/15	Credit Suisse International	0.46%	S&P 500® Total Return Index	$116,338
128,932	01/06/16	Credit Suisse International	(0.14)%	iShares® MSCI EAFE ETF	44,655
172,400	01/06/16	Credit Suisse International	(0.09)%	iShares® MSCI Emerging Markets ETF	11,844
279,772	11/06/15	Credit Suisse International	(0.09)%	Russell 2000® Total Return Index	186,476
1,436,570	11/06/15	Deutsche Bank AG	(0.43)%	iShares® MSCI Emerging Markets ETF	140,637
3,273,017	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Total Return Index	161,299
3,655,502	01/06/16	Deutsche Bank AG	0.32%	iShares® MSCI EAFE ETF	98,445
$9,054,884					$759,694

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 93.4%
	Consumer Discretionary — 19.3%

1,329	Bally Technologies, Inc.*	$105,376
1,246	DIRECTV*	107,717
1,296	Family Dollar Stores, Inc.	103,460
6,725	Indesit Co. S.p.A.*	95,874
5,677	International Game Technology	95,714
1,201	Tim Hortons, Inc.	96,540
738	Time Warner Cable, Inc.	109,172
		713,853
	Consumer Staples — 5.4%

7,566	Chiquita Brands International, Inc.*	105,167
1,605	Lorillard, Inc.	95,819
		200,986
	Energy — 5.0%

3,227	Bourbon S.A.	92,011
960	Kinder Morgan Management LLC	93,811
		185,822
	Financials — 11.3%

9,634	American Realty Capital Healthcare Trust, Inc. (REIT)	105,685
4,896	Chatham Lodging Trust (REIT)	113,195
1,806	Corio NV (REIT)	97,020
1,464	Protective Life Corp.	101,602
		417,502
	Health Care — 7.9%

1,074	Covidien PLC	93,255
1,372	InterMune, Inc.*	100,773
1,182	Shire PLC	96,604
		290,632
	Industrials — 2.8%

1,698	URS Corp.	102,865

	Information Technology — 22.1%

15,165	Bull*	97,638
2,472	International Rectifier Corp.*	97,397
1,200	Measurement Specialties, Inc.*	102,984
1,380	MICROS Systems, Inc.*	93,798
2,212	Tokyo Electron Ltd.	151,605
8,636	TriQuint Semiconductor, Inc.*	178,463
1,509	Trulia, Inc.*	93,000
		814,885
	Materials — 2.5%

1,162	Rockwood Holdings, Inc.	94,099

	Telecommunication Services — 8.3%

3,357	Bell Aliant, Inc.	95,248
2,390	tw telecom, inc.*	98,074
2,364	Ziggo N.V.	112,443
		305,765
	Utilities — 8.8%

103,545	Envestra Ltd.	128,135
1,372	Integrys Energy Group, Inc.	93,145
3,712	Pepco Holdings, Inc.	102,303
		323,583
	Total Common Stocks
	(Cost $3,345,143)	3,449,992

	Master Limited Partnerships(a) — 10.3%
	Consumer Discretionary — 2.5%

3,910	LIN Media LLC, Class A*	91,181

	Energy — 7.8%

2,258	El Paso Pipeline Partners LP	93,843
973	Kinder Morgan Energy Partners LP	93,778
4,643	QR Energy LP	100,428
		288,049
	Total Master Limited Partnerships
	(Cost $382,007)	379,230

Principal Amount
	Repurchase Agreements (a)(b) — 0.5%
$18,841	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $18,841	18,841
	Total Repurchase Agreements (Cost $18,841)	18,841

	Total Investment Securities
	(Cost $3,745,991) — 104.2%	3,848,063
	Liabilities in excess of other assets — (4.2%)	(155,383)
	Net Assets — 100.0%	$3,692,680

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $18,841.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,036
Aggregate gross unrealized depreciation	(56,203)
Net unrealized appreciation	$103,833
Federal income tax cost of investments	$3,744,230

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2014:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	11/07/14	289,000	$(267,421)	$268,659	$1,238
U.S. Dollar vs. Euro	Goldman Sachs & Co.	11/07/14	104,000	(139,056)	136,709	(2,347)
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	11/07/14	66,000	(109,801)	109,511	(290)
U.S. Dollar vs. Swedish Krona	Goldman Sachs & Co.	11/07/14	964,000	(140,760)	137,905	(2,855)
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	11/07/14	142,000	(113,791)	113,684	(107)
						$(4,361)

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	11/07/14	(21,000)	$19,574	$19,522	$52
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	11/07/14	(136,000)	125,831	126,428	(597)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	11/07/14	(118,000)	108,498	108,358	140
U.S. Dollar vs. Euro	Goldman Sachs & Co.	11/07/14	(403,000)	540,702	529,747	10,955
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	11/07/14	(130,000)	220,030	215,702	4,328
U.S. Dollar vs. Japanese Yen	Goldman Sachs & Co.	11/07/14	(14,900,000)	146,059	143,278	2,781
U.S. Dollar vs. Swedish Krona	Goldman Sachs & Co.	11/07/14	(964,000)	139,773	137,904	1,869
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	11/07/14	(142,000)	114,286	113,684	602
						$20,130

Swap Agreements

Merger ETF had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(1,979,055)	11/06/15	Societe Generale	0.54%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(339,369)
317,896	11/06/15	Societe Generale	0.61%	S&P Merger Arbitrage Index (long exposure to Targets)	17,310
$(1,661,159)					$(322,059)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2014:

United States	72.4%
Netherlands	5.7%
Canada	5.2%
France	5.1%
Japan	4.1%
Australia	3.5%
Italy	2.6%
United Kingdom	2.6%
Ireland	2.5%
Other (1)	(3.7)%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 96.5%
	Consumer Discretionary — 10.8%

10,406	American Eagle Outfitters, Inc.	$146,516
11,239	Best Buy Co., Inc.	358,412
4,933	Big Lots, Inc.	228,645
8,232	Cablevision Systems Corp., Class A	152,374
5,583	Caesars Entertainment Corp.*	75,036
3,305	Carnival Corp.	125,193
3,385	Core-Mark Holding Co., Inc.	163,022
5,866	CST Brands, Inc.	204,371
2,563	Darden Restaurants, Inc.	121,281
1,329	Dillard’s, Inc., Class A	151,931
23,002	Ford Motor Co.	400,465
11,857	General Motors Co.	412,624
7,047	Goodyear Tire & Rubber Co. (The)	183,011
36,363	J.C. Penney Co., Inc.*	392,720
2,484	Johnson Controls, Inc.	121,244
3,460	Kohl’s Corp.	203,413
3,034	L Brands, Inc.	193,721
1,203	Lands’ End, Inc.*	41,479
1,552	Lear Corp.	156,954
5,498	Liberty Interactive Corp., Class A*	162,301
3,215	Lowe’s Cos., Inc.	168,820
2,993	Macy’s, Inc.	186,434
7,882	Murphy USA, Inc.*	429,333
7,831	News Corp., Class A*	138,021
25,769	Office Depot, Inc.*	131,937
11,644	Penn National Gaming, Inc.*	131,461
6,025	Rent-A-Center, Inc.	167,856
3,998	Sears Holdings Corp.*	139,130
18,484	Staples, Inc.	215,893
6,398	Target Corp.	384,328
2,584	Time Warner, Inc.	199,046
323	Time, Inc.*	7,584
1,987	TRW Automotive Holdings Corp.*	191,328
1,138	Whirlpool Corp.	174,137
		6,660,021
	Consumer Staples — 8.5%

7,039	Altria Group, Inc.	303,240
9,674	Archer-Daniels-Midland Co.	482,346
13,440	Avon Products, Inc.	188,698
4,150	Bunge Ltd.	351,297
6,540	ConAgra Foods, Inc.	210,588
1,445	Costco Wholesale Corp.	174,961
3,665	CVS Caremark Corp.	291,184
14,770	Dean Foods Co.	238,979
10,303	Kroger Co. (The)	525,247
9,809	Pantry, Inc. (The)*	207,657
2,276	Procter & Gamble Co. (The)	189,158
3,255	Reynolds American, Inc.	190,320
31,683	Rite Aid Corp.*	197,068
9,269	Safeway, Inc.	322,376
44,136	SUPERVALU, Inc.*	421,499
7,445	Sysco Corp.	281,644
4,582	Tyson Foods, Inc., Class A	174,391
7,163	Wal-Mart Stores, Inc.	540,806
		5,291,459
	Energy — 12.2%

53,736	Alpha Natural Resources, Inc.*	212,257
53,484	Arch Coal, Inc.	163,126
7,775	Chesapeake Energy Corp.	211,480
8,557	Chevron Corp.	1,107,704
9,552	ConocoPhillips	775,813
5,049	Diamond Offshore Drilling, Inc.	221,853
7,318	Exxon Mobil Corp.	727,848
3,674	Hess Corp.	371,441
13,478	Marathon Oil Corp.	561,898
3,256	Marathon Petroleum Corp.	296,329
19,039	McDermott International, Inc.*	137,081
5,863	Murphy Oil Corp.	366,262
13,768	Peabody Energy Corp.	218,636
6,394	Phillips 66	556,406
555	Seventy Seven Energy, Inc.*	13,026
5,168	Tesoro Corp.	334,576
2,975	Tidewater, Inc.	151,338
10,847	Valero Energy Corp.	587,257
4,025	World Fuel Services Corp.	178,630
13,854	WPX Energy, Inc.*	368,793
		7,561,754
	Financials — 19.4%

5,263	Allstate Corp. (The)	323,622
5,667	American International Group, Inc.	317,692
560	American National Insurance Co.	63,750
34,600	Annaly Capital Management, Inc. (REIT)	411,740
2,814	Assurant, Inc.	187,834
56,009	Bank of America Corp.	901,185
6,931	Bank of New York Mellon Corp. (The)	271,557
5,556	BB&T Corp.	207,405
10,757	Brandywine Realty Trust (REIT)	172,327
3,613	Capital One Financial Corp.	296,483
12,652	Capitol Federal Financial, Inc.	156,252
2,213	Chubb Corp. (The)	203,485
13,436	Citigroup, Inc.	693,969
5,521	Corporate Office Properties Trust (REIT)	156,686
17,714	CYS Investments, Inc. (REIT)	167,043
12,072	Fulton Financial Corp.	139,250
15,868	Genworth Financial, Inc., Class A*	225,167
1,985	Goldman Sachs Group, Inc. (The)	355,533
9,745	Hartford Financial Services Group, Inc. (The)	361,052
8,751	Hatteras Financial Corp. (REIT)	174,145
18,596	Hudson City Bancorp, Inc.	183,542
9,627	Invesco Mortgage Capital, Inc. (REIT)	169,628
12,693	JPMorgan Chase & Co.	754,599
4,155	Kemper Corp.	151,034
12,219	KeyCorp	166,301
2,999	Lincoln National Corp.	165,065
5,071	Loews Corp.	221,806
8,176	Mack-Cali Realty Corp. (REIT)	172,841
6,757	MetLife, Inc.	369,878
8,363	Morgan Stanley	286,935
11,827	New York Community Bancorp, Inc.	188,641
10,450	People’s United Financial, Inc.	156,227
6,909	PHH Corp.*	165,540
2,043	PNC Financial Services Group, Inc. (The)	173,144
6,881	Progressive Corp. (The)	172,163
3,919	Prudential Financial, Inc.	351,534
18,978	Regions Financial Corp.	192,627
2,269	Reinsurance Group of America, Inc.	188,282
6,310	SunTrust Banks, Inc.	240,285
13,845	Susquehanna Bancshares, Inc.	142,880
7,924	Symetra Financial Corp.	192,870
4,943	Travelers Cos., Inc. (The)	468,152
5,292	Unum Group	191,941

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16,315	Valley National Bancorp	$163,150
12,602	Weyerhaeuser Co. (REIT)	427,838
5,915	XL Group PLC	202,175
		12,045,255
	Health Care — 10.6%

3,081	Aetna, Inc.	253,043
4,623	AmerisourceBergen Corp.	357,774
2,439	Bristol-Myers Squibb Co.	123,535
5,307	Cardinal Health, Inc.	391,126
1,695	Cigna Corp.	160,347
3,995	Community Health Systems, Inc.*	216,849
5,671	Eli Lilly & Co.	360,449
2,192	Express Scripts Holding Co.*	162,055
7,664	HCA Holdings, Inc.*	535,101
5,402	Health Net, Inc.*	254,974
2,264	Humana, Inc.	291,467
3,299	Johnson & Johnson	342,205
6,834	Kindred Healthcare, Inc.	141,122
1,945	McKesson Corp.	379,333
2,977	Medtronic, Inc.	190,082
6,664	Merck & Co., Inc.	400,573
4,665	Owens & Minor, Inc.	160,476
19,824	Pfizer, Inc.	582,627
2,685	Quest Diagnostics, Inc.	169,719
3,149	Tenet Healthcare Corp.*	192,656
4,799	UnitedHealth Group, Inc.	415,977
4,416	WellPoint, Inc.	514,508
		6,595,998
	Industrials — 9.9%

4,615	AECOM Technology Corp.*	174,632
2,884	AGCO Corp.	140,855
1,743	Armstrong World Industries, Inc.*	100,536
4,745	Avis Budget Group, Inc.*	320,335
2,490	Caterpillar, Inc.	271,584
3,772	Con-way, Inc.	193,315
7,505	Covanta Holding Corp.	157,530
1,952	Deere & Co.	164,144
1,709	Fluor Corp.	126,278
5,321	General Cable Corp.	114,242
1,743	General Dynamics Corp.	214,825
26,927	General Electric Co.	699,563
5,896	Harsco Corp.	142,683
6,291	Hertz Global Holdings, Inc.*	185,899
1,742	Honeywell International, Inc.	165,891
3,068	ITT Corp.	146,834
2,194	Jacobs Engineering Group, Inc.*	118,279
18,335	JetBlue Airways Corp.*	224,237
4,151	KBR, Inc.	91,405
1,676	L-3 Communications Holdings, Inc.	184,276
2,244	Manpowergroup, Inc.	174,089
4,255	Navistar International Corp.*	160,456
2,012	Northrop Grumman Corp.	255,967
6,042	Pitney Bowes, Inc.	163,496
10,783	R.R. Donnelley & Sons Co.	190,536
1,482	Raytheon Co.	142,776
4,620	Republic Services, Inc.	181,705
1,933	Ryder System, Inc.	174,627
10,799	SkyWest, Inc.	96,867
4,498	Tyco International Ltd.	200,701
3,549	URS Corp.	214,998
57	Veritiv Corp.*	2,538
5,257	Waste Management, Inc.	246,921
		6,143,020
	Information Technology — 11.3%

5,950	Activision Blizzard, Inc.	140,063
31,200	Advanced Micro Devices, Inc.*	130,104
2,980	AOL, Inc.*	128,796
6,978	Applied Materials, Inc.	161,227
4,153	Arrow Electronics, Inc.*	258,524
4,826	Avnet, Inc.	214,805
1,520	Blackhawk Network Holdings, Inc., Class B*	41,754
8,064	Booz Allen Hamilton Holding Corp.	178,860
1,443	CACI International, Inc., Class A*	104,069
2,781	Computer Sciences Corp.	166,276
2,836	Diebold, Inc.	107,683
7,923	EMC Corp.	233,966
25,792	Flextronics International Ltd.*	284,744
17,481	Hewlett-Packard Co.	664,278
11,196	Ingram Micro, Inc., Class A*	322,781
4,675	Insight Enterprises, Inc.*	122,672
21,754	Intel Corp.	759,650
2,290	International Business Machines Corp.	440,367
8,126	Jabil Circuit, Inc.	175,359
3,359	Leidos Holdings, Inc.	126,466
3,355	Maxim Integrated Products, Inc.	103,636
10,308	Microsoft Corp.	468,292
2,549	Paychex, Inc.	106,166
7,359	Sanmina Corp.*	172,789
6,655	Symantec Corp.	161,583
2,085	SYNNEX Corp.*	145,408
3,820	Tech Data Corp.*	257,850
3,245	Texas Instruments, Inc.	156,344
3,449	Unisys Corp.*	80,741
7,719	Vishay Intertechnology, Inc.	123,504
1,557	Western Digital Corp.	160,387
21,757	Xerox Corp.	300,464
		6,999,608
	Materials — 4.0%

15,568	AK Steel Holding Corp.*	170,003
19,691	Alcoa, Inc.	327,067
6,589	Cliffs Natural Resources, Inc.	99,296
6,747	Commercial Metals Co.	116,588
3,398	Dow Chemical Co. (The)	181,963
7,213	Freeport-McMoRan, Inc.	262,337
3,022	International Paper Co.	146,416
1,308	LyondellBasell Industries N.V., Class A	149,570
2,440	Mosaic Co. (The)	116,534
9,720	Newmont Mining Corp.	263,315
3,285	Nucor Corp.	178,441
3,975	Olin Corp.	108,478
5,642	Steel Dynamics, Inc.	131,120
6,259	United States Steel Corp.	241,910
		2,493,038
	Telecommunication Services — 4.7%

29,501	AT&T, Inc.	1,031,355
11,696	CenturyLink, Inc.	479,419
59,121	Frontier Communications Corp.	402,023
85,071	NII Holdings, Inc.*	11,697
11,926	Verizon Communications, Inc.	594,153
32,924	Windstream Holdings, Inc.	372,041
		2,890,688

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Utilities — 5.1%

11,825	AES Corp. (The)	$179,503
5,161	Ameren Corp.	206,388
5,412	Avista Corp.	175,674
4,153	Consolidated Edison, Inc.	240,417
4,822	Entergy Corp.	373,271
14,709	Exelon Corp.	491,575
12,122	FirstEnergy Corp.	415,057
9,437	Pepco Holdings, Inc.	260,084
4,534	PG&E Corp.	210,740
6,776	PNM Resources, Inc.	177,599
5,771	Public Service Enterprise Group, Inc.	215,778
4,989	WGL Holdings, Inc.	216,972
		3,163,058
	Total Common Stocks
	(Cost $53,979,415)	59,843,899

Principal Amount
	U.S. Government & Agency Security (a) — 8.4%
	Federal Home Loan Bank
$5,227,040	0.00%, due 09/02/14	5,227,040
	Total U.S. Government & Agency Security (Cost $5,227,040)	5,227,040

	Repurchase Agreements (a)(b) — 3.1%
1,932,071	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,932,081	1,932,071
	Total Repurchase Agreements (Cost $1,932,071)	1,932,071

	Total Investment Securities
	(Cost $61,138,526) — 108.0%	67,003,010
	Liabilities in excess of other assets — (8.0%)	(4,937,887)
	Net Assets — 100.0%	$62,065,123

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $16,513,406.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,706,806
Aggregate gross unrealized depreciation	(1,114,873)
Net unrealized appreciation	$5,591,933
Federal income tax cost of investments	$61,411,077

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(59,117,973)	11/06/15	Deutsche Bank AG	(0.07)%	RAFI® US Equity Long/Short Index (short portion)	$(2,965,943)
(4,281,519)	11/06/15	Societe Generale	0.24%	RAFI® US Equity Long/Short Index (short portion)	(4,694,012)
3,815,147	11/06/15	Societe Generale	0.26%	RAFI® US Equity Long/Short Index (long portion)	269,288
$(59,584,345)					$(7,390,667)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 89.4%

	U.S. Treasury Inflation Index Bonds
$4,102,711	1.38%, due 02/15/44	$4,687,943
	Total Long-Term U.S. Treasury Obligation
	(Cost $4,249,382)	4,687,943

	U.S. Government & Agency Security (a) — 11.7%
	Federal Home Loan Bank
612,995	0.00%, due 09/02/14	612,995
	Total U.S. Government & Agency Security (Cost $612,995)	612,995

	Repurchase Agreements (a)(b) — 11.4%
600,512	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $600,514	600,512
	Total Repurchase Agreements (Cost $600,512)	600,512

	Total Investment Securities
	(Cost $5,462,889) — 112.5%	5,901,450
	Liabilities in excess of other assets — (12.5%)	(656,645)
	Net Assets — 100.0%	$5,244,805

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $383,660.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$438,561
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$438,561
Federal income tax cost of investments	$5,462,889

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(4,236,457)	05/06/15	Citibank, N.A.	0.19%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	$(628,427)
192,025	05/06/15	Citibank, N.A.	(0.10)%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	87,514
(2,656,744)	12/07/14	Societe Generale	0.34%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	(195,834)
358,369	11/06/14	Societe Generale	0.21%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	57,752
$(6,342,807)					$(678,995)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short 30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 78.6%

	U.S. Treasury Bond
$2,753,000	3.63%, due 02/15/44	$3,048,087
	Total Long-Term U.S. Treasury Obligation
	(Cost $2,781,593)	3,048,087

	U.S. Government & Agency Security (a) — 14.4%
	Federal Home Loan Bank
556,958	0.00%, due 09/02/14	556,958
	Total U.S. Government & Agency Security (Cost $556,958)	556,958

	Repurchase Agreements (a)(b) — 7.2%
279,012	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $279,013	279,012
	Total Repurchase Agreements (Cost $279,012)	279,012

	Total Investment Securities
	(Cost $3,617,563) — 100.2%	3,884,057
	Liabilities in excess of other assets — (0.2%)	(9,016)
	Net Assets — 100.0%	$3,875,041

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $81,983.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,494
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$266,494
Federal income tax cost of investments	$3,617,563

Swap Agreements

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(3,214,311)	05/06/15	Citibank, N.A.	0.29%	Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	$(296,938)
127,146	05/06/15	Citibank, N.A.	(0.09)%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury bond)	17,213
(625,252)	12/07/14	Societe Generale	0.34%	Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	(79,986)
1,929,285	11/06/14	Societe Generale	0.11%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury bond)	337,500
$(1,783,132)					$(22,211)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 80.6%

	U.S. Treasury Inflation Index Note
$1,373,171	0.13%, due 07/15/24	$1,360,888
	Total Long-Term U.S. Treasury Obligation
	(Cost $1,353,633)	1,360,888

	U.S. Government & Agency Security (a) — 10.8%
	Federal Home Loan Bank
182,545	0.00%, due 09/02/14	182,545
	Total U.S. Government & Agency Security (Cost $182,545)	182,545

	Repurchase Agreements (a)(b) — 14.5%
245,479	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $245,479	245,479
	Total Repurchase Agreements (Cost $245,479)	245,479

	Total Investment Securities
	(Cost $1,781,657) — 105.9%	1,788,912
	Liabilities in excess of other assets — (5.9%)	(98,870)
	Net Assets — 100.0%	$1,690,042

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $180,903.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,255
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$7,255
Federal income tax cost of investments	$1,781,657

Swap Agreements

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(4,665,021)	05/06/15	Citibank, N.A.	0.19%	Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury notes)	$(245,148)
898,007	05/06/15	Citibank, N.A.	(0.10)%	Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS)	61,740
(1,144,467)	12/07/14	Societe Generale	0.34%	Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury notes)	(54,642)
2,797,610	11/06/14	Societe Generale	0.21%	Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS)	142,587
$(2,113,871)					$(95,463)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 86.3%

	U.S. Treasury Note
$1,755,000	2.50%, due 05/15/24	$1,780,091
	Total Long-Term U.S. Treasury Obligation
	(Cost $1,747,843)	1,780,091

	U.S. Government & Agency Security (a) — 7.0%
	Federal Home Loan Bank
144,832	0.00%, due 09/02/14	144,832
	Total U.S. Government & Agency Security (Cost $144,832)	144,832

	Repurchase Agreements (a)(b) — 11.4%
235,576	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $235,576	235,576
	Total Repurchase Agreements (Cost $235,576)	235,576

	Total Investment Securities
	(Cost $2,128,251) — 104.7%	2,160,499
	Liabilities in excess of other assets — (4.7%)	(97,070)
	Net Assets — 100.0%	$2,063,429

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $184,340.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,248
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$32,248
Federal income tax cost of investments	$2,128,251

Swap Agreements

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(1,064,589)	05/06/15	Citibank, N.A.	0.29%	Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	$(66,376)
3,041,473	05/06/15	Citibank, N.A.	(0.09)%	Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury notes)	166,021
(5,132,654)	12/07/14	Societe Generale	0.34%	Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	(268,659)
2,287,139	11/06/14	Societe Generale	0.11%	Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury notes)	105,406
$(868,631)					$(63,608)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

CDS North American HY Credit ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security — 68.4%
	Federal Home Loan Bank
$4,169,106	0.00%, due 09/02/14	$4,169,106
	Total U.S. Government & Agency Security (Cost $4,169,106)	4,169,106

	Repurchase Agreements (a) — 24.2%
1,474,858	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,474,866	1,474,858
	Total Repurchase Agreements (Cost $1,474,858)	1,474,858

	Total Investment Securities (Cost $5,643,964)† — 92.6%	5,643,964
	Other assets less liabilities — 7.4%	450,335
	Net Assets — 100.0%	$6,094,299

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Credit Default Swap Agreements - Sell protection(a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at August 31, 2014(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Gain
CDX North American High Yield Index; Version 2, Series 21	5.00%	12/20/2018	2.80%	$821,700	$70,789	$18,794	$51,995
CDX North American High Yield Index; Version 2, Series 22	5.00%	06/20/2019	3.11%	4,603,500	369,454	120,758	248,696
					$440,243	$139,552	$300,691

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security — 69.7%
	Federal Home Loan Bank
$6,852,539	0.00%, due 09/02/14	$6,852,539
	Total U.S. Government & Agency Security (Cost $6,852,539)	6,852,539

	Repurchase Agreements (a) — 24.6%
2,424,145	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,424,158	2,424,145
	Total Repurchase Agreements (Cost $2,424,145)	2,424,145

	Total Investment Securities (Cost $9,276,684) † — 94.3%	9,276,684
	Other assets less liabilities — 5.7%	558,594
	Net Assets — 100.0%	$9,835,278

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Credit Default Swap Agreements - Buy protection(a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at August 31, 2014(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Loss
CDX North American High Yield Index; Version 2, Series 21	5.00%	12/20/2018	2.80%	$1,079,100	$(92,964)	$(38,347)	$(54,617)
CDX North American High Yield Index; Version 2, Series 22	5.00%	06/20/2019	3.11%	7,702,200	(618,140)	(243,407)	(374,733)
					$(711,104)	$(281,754)	$(429,350)

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

Cash collateral in the amount of $1,045,404 was pledged to cover margin requirements for credit default swap contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 92.0%
	Federal Home Loan Bank
$545,153,272	0.00%, due 09/02/14	$545,153,272
	U.S. Treasury Bills
91,000,000	0.00%, due 09/04/14	90,999,845
15,000,000	0.00%, due 11/06/14	14,999,460
50,000,000	0.00%, due 11/20/14	49,999,050
42,000,000	0.00%, due 11/28/14	41,997,732
140,000,000	0.00%, due 12/04/14	139,996,360
190,000,000	0.00%, due 12/11/14	189,991,450
193,000,000	0.00%, due 12/18/14	192,992,859
100,000,000	0.00%, due 01/08/15	99,994,700
90,000,000	0.00%, due 01/15/15	89,993,250
	Total U.S. Government & Agency Securities (Cost $1,456,068,258)	1,456,117,978

	Repurchase Agreements (a)(b) — 21.9%
346,690,507	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $346,692,276	346,690,507
	Total Repurchase Agreements (Cost $346,690,507)	346,690,507

	Total Investment Securities (Cost $1,802,758,765) — 113.9%	1,802,808,485
	Liabilities in excess of other assets — (13.9%)	(219,429,319)
	Net Assets — 100.0%	$1,583,379,166

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $301,702,536.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,729
Aggregate gross unrealized depreciation	(9)
Net unrealized appreciation	$49,720
Federal income tax cost of investments	$1,802,758,765

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,217	09/19/14	$121,776,063	$(2,248,357)

Cash collateral in the amount of $6,158,020 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(74,014,242)	11/06/15	Bank of America, N.A.	(0.36)%	S&P 500® Index	$(10,761,532)
(115,076,456)	01/06/15	Citibank, N.A.	(0.32)%	S&P 500® Index	(28,199,943)
(317,245,840)	11/06/15	Credit Suisse International	(0.31)%	S&P 500® Index	(25,907,637)
(83,322,753)	11/06/15	Deutsche Bank AG	(0.22)%	S&P 500® Index	(7,162,833)
(2,069,091)	11/06/15	Deutsche Bank AG	(0.10)%	SPDR® S&P 500® ETF Trust	(334,167)
(285,118,242)	11/06/14	Goldman Sachs International	(0.27)%	S&P 500® Index	(47,703,849)
(150,305,755)	11/06/15	Morgan Stanley & Co. International PLC	(0.21)%	S&P 500® Index	(17,135,829)
(339,304,480)	11/06/15	Societe Generale	(0.39)%	S&P 500® Index	(52,937,455)
(95,223,876)	01/06/15	UBS AG	(0.31)%	S&P 500® Index	(12,454,468)
$(1,461,680,735)					$(202,597,713)

(1)         Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 73.4%
	Federal Home Loan Bank
$107,537,816	0.00%, due 09/02/14	$107,537,816
	U.S. Treasury Bills
10,000,000	0.00%, due 09/18/14	9,999,811
35,000,000	0.00%, due 01/15/15	34,997,375
	Total U.S. Government & Agency Securities (Cost $152,532,867)	152,535,002

	Repurchase Agreements (a)(b) — 33.1%
68,694,216	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $68,694,567	68,694,216
	Total Repurchase Agreements (Cost $68,694,216)	68,694,216

	Total Investment Securities (Cost $221,227,083) — 106.5%	221,229,218
	Liabilities in excess of other assets — (6.5%)	(13,459,041)
	Net Assets — 100.0%	$207,770,177

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $33,381,574.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,135
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,135
Federal income tax cost of investments	$221,227,083

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	15	09/19/14	$1,224,900	$(19,018)

Cash collateral in the amount of $54,450 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,141,982)	11/06/15	Bank of America, N.A.	(0.36)%	NASDAQ-100 Index®	$(351,923)
(919,090)	02/06/15	Citibank, N.A.	(0.27)%	NASDAQ-100 Index®	(87,642)
(13,405,772)	11/06/15	Credit Suisse International	(0.26)%	NASDAQ-100 Index®	(4,176,546)
(9,958,185)	11/06/15	Deutsche Bank AG	(0.27)%	NASDAQ-100 Index®	(2,675,711)
(62,441,775)	11/06/14	Goldman Sachs International	(0.32)%	NASDAQ-100 Index®	(9,131,571)
(3,108,118)	11/06/15	Morgan Stanley & Co. International PLC	(0.16)%	NASDAQ-100 Index®	(1,051,849)
(1,542,773)	11/06/15	Morgan Stanley & Co. International PLC	0.04%	PowerShares QQQ TrustSM, Series 1	(324,457)
(93,105,945)	11/06/15	Societe Generale	(0.36)%	NASDAQ-100 Index®	(18,263,369)
(20,922,071)	01/06/15	UBS AG	(0.26)%	NASDAQ-100 Index®	(3,000,621)
$(206,545,711)					$(39,063,689)

(1)         Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 87.0%
	Federal Home Loan Bank
$95,631,252	0.00%, due 09/02/14	$95,631,252
	U.S. Treasury Bills
50,000,000	0.00%, due 09/04/14	49,999,915
45,000,000	0.00%, due 10/23/14	44,998,765
25,000,000	0.00%, due 11/20/14	24,999,525
22,000,000	0.00%, due 12/18/14	21,999,186
5,000,000	0.00%, due 01/08/15	4,999,735
	Total U.S. Government & Agency Securities (Cost $242,624,596)	242,628,378

	Repurchase Agreements (a)(b) — 20.1%
56,182,022	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $56,182,311	56,182,022
	Total Repurchase Agreements (Cost $56,182,022)	56,182,022

	Total Investment Securities (Cost $298,806,618) — 107.1%	298,810,400
	Liabilities in excess of other assets — (7.1%)	(19,777,849)
	Net Assets — 100.0%	$279,032,551

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $52,255,032.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,782
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,782
Federal income tax cost of investments	$298,806,618

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	126	09/19/14	$10,766,070	$(80,162)

Cash collateral in the amount of $540,540 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(658,889)	11/06/15	Bank of America, N.A.	(0.36)%	Dow Jones Industrial AverageSM	$(872,857)
(13,086,076)	02/06/15	Citibank, N.A.	(0.27)%	Dow Jones Industrial AverageSM	(913,458)
(79,074,466)	11/06/15	Credit Suisse International	(0.26)%	Dow Jones Industrial AverageSM	(8,252,304)
(881,267)	11/06/15	Deutsche Bank AG	0.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(327,657)
(288,605)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones Industrial AverageSM	(391,103)
(55,321,864)	11/06/14	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM	(3,832,202)
(78,964,028)	11/06/15	Societe Generale	(0.39)%	Dow Jones Industrial AverageSM	(7,017,021)
(40,022,068)	01/06/15	UBS AG	(0.26)%	Dow Jones Industrial AverageSM	(3,417,171)
$(268,297,263)					$(25,023,773)

(1)         Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 87.6%
	Federal Home Loan Bank
$55,199,154	0.00%, due 09/02/14	$55,199,154
	U.S. Treasury Bills
15,000,000	0.00%, due 10/09/14	14,999,509
25,000,000	0.00%, due 10/23/14	24,999,188
15,000,000	0.00%, due 12/11/14	14,999,325
7,000,000	0.00%, due 12/18/14	6,999,741
	Total U.S. Government & Agency Securities (Cost $117,195,958)	117,196,917

	Repurchase Agreements (a)(b) — 17.1%
22,861,380	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $22,861,503	22,861,380
	Total Repurchase Agreements (Cost $22,861,380)	22,861,380

	Total Investment Securities (Cost $140,057,338) — 104.7%	140,058,297
	Liabilities in excess of other assets — (4.7%)	(6,302,470)
	Net Assets — 100.0%	$133,755,827

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $20,901,491.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$959
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$959
Federal income tax cost of investments	$140,057,338

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	87	09/19/14	$12,493,200	$(241,124)

Cash collateral in the amount of $641,190 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,045,403)	11/06/15	Bank of America, N.A.	(0.06)%	S&P MidCap 400® Index	$(736,406)
(94,711,301)	11/06/15	Credit Suisse International	(0.16)%	S&P MidCap 400® Index	(6,312,881)
(9,095,805)	11/06/15	Deutsche Bank AG	0.28%	S&P MidCap 400® Index	(810,588)
(7,228,369)	11/06/15	Morgan Stanley & Co. International PLC	0.24%	S&P MidCap 400® Index	(714,348)
(9,126,575)	11/06/15	Societe Generale	(0.09)%	S&P MidCap 400® Index	(823,119)
$(121,207,453)					$(9,397,342)

(1)         Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 88.1%
	Federal Home Loan Bank
$276,082,359	0.00%, due 09/02/14	$276,082,359
	U.S. Treasury Bills
80,000,000	0.00%, due 09/04/14	79,999,863
50,000,000	0.00%, due 09/11/14	49,999,701
60,000,000	0.00%, due 09/18/14	59,998,867
50,000,000	0.00%, due 10/23/14	49,998,375
45,000,000	0.00%, due 11/06/14	44,998,380
50,000,000	0.00%, due 11/13/14	49,998,650
5,000,000	0.00%, due 12/11/14	4,999,775
5,000,000	0.00%, due 01/08/15	4,999,735
60,000,000	0.00%, due 01/15/15	59,995,500
55,000,000	0.00%, due 01/22/15	54,995,105
	Total U.S. Government & Agency Securities (Cost $736,048,117)	736,066,310

	Repurchase Agreements (a)(b) — 16.5%
137,977,724	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $137,978,445	137,977,724
	Total Repurchase Agreements (Cost $137,977,724)	137,977,724
	Total Investment Securities (Cost $874,025,841) — 104.6%	874,044,034
	Liabilities in excess of other assets — (4.6%)	(38,349,556)
	Net Assets — 100.0%	$835,694,478

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $63,787,147.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,193
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$18,193
Federal income tax cost of investments	$874,025,841

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures contracts	306	09/19/14	$35,854,020	$134,887

Cash collateral in the amount of $1,716,660 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Russell2000 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(412,785,423)	11/06/15	Bank of America, N.A.	0.34%	Russell 2000® Index	$(23,922,238)
(673,692)	02/06/15	Citibank, N.A.	0.58%	Russell 2000® Index	(350,642)
(8,555,945)	11/06/15	Credit Suisse International	0.39%	Russell 2000® Index	(7,501,556)
(3,186,313)	11/06/15	Deutsche Bank AG	0.88%	Russell 2000® Index	(280,885)
(550,944)	11/06/15	Deutsche Bank AG	0.88%	iShares® Russell 2000 ETF	(26,450)
(271,442,372)	11/06/14	Goldman Sachs International	0.78%	Russell 2000® Index	(14,034,666)
(86,308,561)	11/06/15	Morgan Stanley & Co. International PLC	0.49%	Russell 2000® Index	(4,060,451)
(868,059)	11/06/15	Morgan Stanley & Co. International PLC	0.74%	iShares® Russell 2000 ETF	(579,294)
(2,550,509)	11/06/15	Societe Generale	0.74%	Russell 2000® Index	(1,769,354)
(13,059,740)	01/06/15	UBS AG	0.44%	Russell 2000® Index	(633,944)
$(799,981,558)					$(53,159,480)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 73.9%
	Federal Home Loan Bank
$6,466,100	0.00%, due 09/02/14	$6,466,100
	U.S. Treasury Bill
440,000	0.00%, due 10/09/14	439,984
	Total U.S. Government & Agency Securities (Cost $6,906,084)	6,906,084

	Repurchase Agreements (a)(b) — 30.1%
2,809,248	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,809,262	2,809,248
	Total Repurchase Agreements (Cost $2,809,248)	2,809,248

	Total Investment Securities (Cost $9,715,332) † — 104.0%	9,715,332
	Liabilities in excess of other assets — (4.0%)	(370,031)
	Net Assets — 100.0%	$9,345,301

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $954,797.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(627,234)	11/06/15	Bank of America, N.A.	(0.06)%	S&P SmallCap 600® Index	$(107,812)
(2,498,786)	01/06/15	Citibank, N.A.	0.08%	S&P SmallCap 600® Index	(119,359)
(2,288,833)	11/06/15	Credit Suisse International	0.29%	S&P SmallCap 600® Index	(169,949)
(1,232,382)	11/06/15	Deutsche Bank AG	0.68%	S&P SmallCap 600® Index	(52,831)
(1,286,963)	11/06/15	Morgan Stanley & Co. International PLC	0.39%	S&P SmallCap 600® Index	(104,803)
(1,407,445)	11/06/15	Societe Generale	0.44%	S&P SmallCap 600® Index	(104,900)
$(9,341,643)					$(659,654)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 76.9%
	Federal Home Loan Bank
$456,018	0.00%, due 09/02/14	$456,018
	Total U.S. Government & Agency Security (Cost $456,018)	456,018

	Repurchase Agreements (a)(b) — 52.3%
310,535	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $310,536	310,535
	Total Repurchase Agreements (Cost $310,535)	310,535

	Total Investment Securities (Cost $766,553) † — 129.2%	766,553
	Liabilities in excess of other assets — (29.2%)	(173,405)
	Net Assets — 100.0%	$593,148

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $149,215.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(20,177)	11/06/15	Credit Suisse International	(0.16)%	Russell 3000® Index	$(2,243)
(115,164)	11/06/15	Deutsche Bank AG	0.28%	Russell 3000® Index	(41,479)
(321,921)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Russell 3000® Index	(50,693)
(31,314)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	iShares® Russell 3000 ETF	(4,022)
(658,445)	11/06/15	Societe Generale	(0.26)%	Russell 3000® Index	(86,711)
(39,504)	01/06/15	UBS AG	(0.06)%	Russell 3000® Index	(4,295)
$(1,186,525)					$(189,443)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 93.0%
	Federal Home Loan Bank
$491,415,036	0.00%, due 09/02/14	$491,415,036
	U.S. Treasury Bills
30,000,000	0.00%, due 09/04/14	29,999,949
120,000,000	0.00%, due 10/23/14	119,995,959
150,000,000	0.00%, due 11/06/14	149,994,600
300,000,000	0.00%, due 11/13/14	299,991,900
90,000,000	0.00%, due 11/20/14	89,998,290
30,000,000	0.00%, due 11/28/14	29,998,380
100,000,000	0.00%, due 12/04/14	99,997,400
90,000,000	0.00%, due 12/11/14	89,995,950
35,000,000	0.00%, due 01/15/15	34,997,375
	Total U.S. Government & Agency Securities (Cost $1,436,339,035)	1,436,384,839

	Repurchase Agreements (a)(b) — 24.8%
382,091,189	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $382,093,106	382,091,189
	Total Repurchase Agreements (Cost $382,091,189)	382,091,189

	Total Investment Securities (Cost $1,818,430,224) — 117.8%	1,818,476,028
	Liabilities in excess of other assets — (17.8%)	(275,256,152)
	Net Assets — 100.0%	$1,543,219,876

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $546,744,721.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,804
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$45,804
Federal income tax cost of investments	$1,818,430,224

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,508	09/19/14	$150,894,250	$(2,501,314)

Cash collateral in the amount of $7,630,480 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(164,765,421)	11/06/15	Bank of America, N.A.	(0.36)%	S&P 500® Index	$(15,708,145)
(371,158,562)	01/06/15	Citibank, N.A.	(0.32)%	S&P 500® Index	(39,071,756)
(150,353,660)	11/06/15	Credit Suisse International	(0.31)%	S&P 500® Index	(16,670,081)
(146,735,365)	11/06/15	Deutsche Bank AG	(0.22)%	S&P 500® Index	(12,782,124)
(6,105,228)	01/06/16	Deutsche Bank AG	(0.10)%	SPDR® S&P 500® ETF Trust	(551,414)
(1,284,152,293)	11/06/14	Goldman Sachs International	(0.27)%	S&P 500® Index	(131,241,707)
(583,063)	01/06/15	Goldman Sachs International	(0.18)%	SPDR® S&P 500® ETF Trust	(112,255)
(141,768,917)	11/06/15	Morgan Stanley & Co. International PLC	(0.21)%	S&P 500® Index	(19,805,355)
(613,101,953)	11/06/15	Societe Generale	(0.39)%	S&P 500® Index	(70,289,080)
(56,982,917)	01/06/15	UBS AG	(0.31)%	S&P 500® Index	(15,040,948)
$(2,935,707,379)					$(321,272,865)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 101.9%
	Federal Home Loan Bank
$114,886,925	0.00%, due 09/02/14	$114,886,925
	U.S. Treasury Bills
55,000,000	0.00%, due 09/04/14	54,999,698
10,000,000	0.00%, due 10/09/14	9,999,673
70,000,000	0.00%, due 11/20/14	69,998,670
5,000,000	0.00%, due 12/04/14	4,999,870
10,000,000	0.00%, due 12/11/14	9,999,549
98,000,000	0.00%, due 12/18/14	97,996,374
10,000,000	0.00%, due 01/08/15	9,999,470
	Total U.S. Government & Agency Securities (Cost $372,871,228)	372,880,229

	Repurchase Agreements (a)(b) — 24.1%
88,223,643	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $88,224,088	88,223,643
	Total Repurchase Agreements (Cost $88,223,643)	88,223,643

	Total Investment Securities (Cost $461,094,871) — 126.0%	461,103,872
	Liabilities in excess of other assets — (26.0%)	(95,012,903)
	Net Assets — 100.0%	$366,090,969

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $171,747,781.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,001
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$9,001
Federal income tax cost of investments	$461,094,871

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	11	09/19/14	$898,260	$(3,466)

Cash collateral in the amount of $39,930 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(46,690,079)	11/06/15	Bank of America, N.A.	(0.36)%	NASDAQ-100 Index®	$(12,475,393)
(9,376,926)	02/06/15	Citibank, N.A.	(0.27)%	NASDAQ-100 Index®	1,536,178
(21,583,874)	11/06/15	Credit Suisse International	(0.26)%	NASDAQ-100 Index®	(8,295,396)
(12,932,436)	11/06/15	Deutsche Bank AG	(0.27)%	NASDAQ-100 Index®	(2,105,711)
(2,774,116)	11/06/15	Deutsche Bank AG	(0.07)%	PowerShares QQQ TrustSM,Series 1	(303,129)
(457,253,856)	11/06/14	Goldman Sachs International	(0.32)%	NASDAQ-100 Index®	(53,632,920)
(287,298)	01/06/15	Goldman Sachs International	(0.12)%	PowerShares QQQ TrustSM,Series 1	6,008
(4,037,942)	11/06/15	Morgan Stanley & Co. International PLC	(0.16)%	NASDAQ-100 Index®	(952,197)
(346,927)	11/06/15	Morgan Stanley & Co. International PLC	0.04%	PowerShares QQQ TrustSM,Series 1	(222,396)
(172,559,825)	11/06/15	Societe Generale	(0.36)%	NASDAQ-100 Index®	(24,513,161)
(3,447,293)	01/06/15	UBS AG	(0.26)%	NASDAQ-100 Index®	(606,914)
$(731,290,572)					$(101,565,031)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 89.8%
	Federal Home Loan Bank
$69,971,115	0.00%, due 09/02/14	$69,971,115
	U.S. Treasury Bills
45,000,000	0.00%, due 09/04/14	44,999,756
15,000,000	0.00%, due 11/20/14	14,999,715
17,000,000	0.00%, due 11/28/14	16,999,082
5,000,000	0.00%, due 12/18/14	4,999,815
47,000,000	0.00%, due 01/22/15	46,995,817
	Total U.S. Government & Agency Securities (Cost $198,958,371)	198,965,300

	Repurchase Agreements (a)(b) — 25.6%
56,680,631	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $56,680,914	56,680,631
	Total Repurchase Agreements (Cost $56,680,631)	56,680,631

	Total Investment Securities (Cost $255,639,002) — 115.4%	255,645,931
	Liabilities in excess of other assets — (15.4%)	(34,108,994)
	Net Assets — 100.0%	$221,536,937

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $72,543,460.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,929
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6,929
Federal income tax cost of investments	$255,639,002

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	263	09/19/14	$22,472,035	$(162,832)

Cash collateral in the amount of $1,128,270 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(113,896,794)	11/06/15	Bank of America, N.A.	(0.36)%	Dow Jones Industrial AverageSM Index	$(9,505,079)
(2,887,108)	02/06/15	Citibank, N.A.	(0.27)%	Dow Jones Industrial AverageSM Index	(1,255,356)
(23,815,815)	11/06/15	Credit Suisse International	(0.26)%	Dow Jones Industrial AverageSM Index	(4,743,701)
(35,530,100)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones Industrial AverageSM Index	(6,508,448)
(870,596)	11/06/15	Deutsche Bank AG	0.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(92,219)
(161,672,240)	11/06/14	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM Index	(9,197,521)
(1,178,715)	11/06/14	Goldman Sachs International	(0.24)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(374,615)
(67,428,541)	11/06/15	Societe Generale	(0.39)%	Dow Jones Industrial AverageSM Index	(6,385,103)
(13,370,201)	01/06/15	UBS AG	(0.26)%	Dow Jones Industrial AverageSM Index	(1,134,024)
$(420,650,110)					$(39,196,066)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 81.8%
	Federal Home Loan Bank
$5,985,584	0.00%, due 09/02/14	$5,985,584
	U.S. Treasury Bill
5,000,000	0.00%, due 12/18/14	4,999,815
	Total U.S. Government & Agency Securities (Cost $10,985,104)	10,985,399

	Repurchase Agreements (a)(b) — 24.3%
3,268,124	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $3,268,141	3,268,124
	Total Repurchase Agreements (Cost $3,268,124)	3,268,124

	Total Investment Securities (Cost $14,253,228) — 106.1%	14,253,523
	Liabilities in excess of other assets — (6.1%)	(815,783)
	Net Assets — 100.0%	$13,437,740

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,150,672.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$295
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$295
Federal income tax cost of investments	$14,253,228

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	10	09/19/14	$1,436,000	$(19,986)

Cash collateral in the amount of $73,700 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(3,113,476)	11/06/15	Bank of America, N.A.	(0.06)%	S&P MidCap 400® Index	$(272,974)
(6,961,796)	01/06/15	Citibank, N.A.	(0.12)%	S&P MidCap 400® Index	(386,082)
(4,142,259)	11/06/15	Credit Suisse International	(0.16)%	S&P MidCap 400® Index	(584,989)
(1,267,193)	11/06/15	Deutsche Bank AG	0.28%	S&P MidCap 400® Index	(113,745)
(43,084)	01/06/16	Deutsche Bank AG	0.38%	SPDR® S&P MidCap 400® ETF Trust	(12,165)
(2,108,477)	11/06/15	Morgan Stanley & Co. International PLC	0.24%	S&P MidCap 400® Index	(245,383)
(7,802,475)	11/06/15	Societe Generale	(0.09)%	S&P MidCap 400® Index	(623,496)
$(25,438,760)					$(2,238,834)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 89.8%
	Federal Home Loan Bank
$97,694,370	0.00%, due 09/02/14	$97,694,370
	U.S. Treasury Bills
10,000,000	0.00%, due 09/18/14	9,999,811
28,000,000	0.00%, due 11/06/14	27,998,992
70,000,000	0.00%, due 11/13/14	69,998,110
20,000,000	0.00%, due 12/18/14	19,999,260
8,000,000	0.00%, due 01/08/15	7,999,576
13,000,000	0.00%, due 01/15/15	12,999,025
	Total U.S. Government & Agency Securities (Cost $246,681,577)	246,689,144

	Repurchase Agreements (a)(b) — 25.8%
70,761,289	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $70,761,644	70,761,289
	Total Repurchase Agreements (Cost $70,761,289)	70,761,289

	Total Investment Securities (Cost $317,442,866) — 115.6%	317,450,433
	Liabilities in excess of other assets — (15.6%)	(42,809,996)
	Net Assets — 100.0%	$274,640,437

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $36,993,017.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,567
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$7,567
Federal income tax cost of investments	$317,442,866

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures contracts	142	09/19/14	$16,638,140	$86,686

Cash collateral in the amount of $796,620 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(352,247,176)	11/06/15	Bank of America, N.A.	0.34%	Russell 2000® Index	$(15,583,912)
(280,057)	02/06/15	Citibank, N.A.	0.58%	Russell 2000® Index	(280,440)
(1,080,804)	11/06/15	Credit Suisse International	0.39%	Russell 2000® Index	1,203
(1,318,616)	11/06/15	Deutsche Bank AG	0.88%	Russell 2000® Index	(134,387)
(817,773)	11/06/15	Deutsche Bank AG	0.88%	iShares® Russell 2000 ETF	(66,118)
(1,173,104)	11/06/14	Goldman Sachs International	0.78%	Russell 2000® Index	(677,431)
(167,332,044)	11/06/15	Morgan Stanley & Co. International PLC	0.49%	Russell 2000® Index	(6,813,437)
(1,002,836)	11/06/15	Morgan Stanley & Co. International PLC	0.74%	iShares® Russell 2000 ETF	(928,421)
(2,340,834)	11/06/15	Societe Generale	0.74%	Russell 2000® Index	(7,835,491)
(5,218,238)	01/06/15	UBS AG	0.44%	Russell 2000® Index	(256,208)
$(532,811,482)					$(32,574,642)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 73.9%
	Federal Home Loan Bank
$3,360,767	0.00%, due 09/02/14	$3,360,767
	U.S. Treasury Bills
250,000	0.00%, due 10/09/14	249,991
2,000,000	0.00%, due 12/11/14	1,999,910
	Total U.S. Government & Agency Securities (Cost $5,610,533)	5,610,668

	Repurchase Agreements (a)(b) — 33.9%
2,576,379	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,576,391	2,576,379
	Total Repurchase Agreements (Cost $2,576,379)	2,576,379

	Total Investment Securities (Cost $8,186,912) — 107.8%	8,187,047
	Liabilities in excess of other assets — (7.8%)	(594,575)
	Net Assets — 100.0%	$7,592,472

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,890,458.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$135
Federal income tax cost of investments	$8,186,912

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(4,674,088)	11/06/15	Bank of America, N.A.	(0.06)%	S&P SmallCap 600® Index	$(182,697)
(3,059,616)	11/06/15	Credit Suisse International	0.29%	S&P SmallCap 600® Index	(164,862)
(1,797,498)	11/06/15	Deutsche Bank AG	0.68%	S&P SmallCap 600® Index	(63,247)
(109,918)	11/06/15	Deutsche Bank AG	0.68%	iShares® Core S&P Small-Cap ETF	17,318
(4,298,948)	11/06/15	Morgan Stanley & Co. International PLC	0.39%	S&P SmallCap 600® Index	(292,480)
(1,251,112)	11/06/15	Societe Generale	0.44%	S&P SmallCap 600® Index	(89,101)
$(15,191,180)					$(775,069)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 90.0%
	Federal Home Loan Bank
$133,468,495	0.00%, due 09/02/14	$133,468,495
	U.S. Treasury Bills
65,000,000	0.00%, due 09/18/14	64,999,214
35,000,000	0.00%, due 10/09/14	34,998,707
20,000,000	0.00%, due 11/13/14	19,999,460
50,000,000	0.00%, due 11/20/14	49,999,050
75,000,000	0.00%, due 11/28/14	74,995,950
5,000,000	0.00%, due 12/11/14	4,999,775
55,000,000	0.00%, due 12/18/14	54,997,965
10,000,000	0.00%, due 01/15/15	9,999,250
	Total U.S. Government & Agency Securities (Cost $448,448,713)	448,457,866

	Repurchase Agreements (a)(b) — 37.2%
185,414,846	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $185,415,745	185,414,846
	Total Repurchase Agreements (Cost $185,414,846)	185,414,846

	Total Investment Securities (Cost $633,863,559) — 127.2%	633,872,712
	Liabilities in excess of other assets — (27.2%)	(135,615,200)
	Net Assets — 100.0%	$498,257,512

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $285,103,630.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,153
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$9,153
Federal income tax cost of investments	$633,863,559

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	687	09/19/14	$68,742,938	$(1,032,051)

Cash collateral in the amount of $3,476,220 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(96,368,472)	11/06/15	Bank of America, N.A.	(0.36)%	S&P 500® Index	$(12,986,427)
(130,679,583)	01/06/15	Citibank, N.A.	(0.32)%	S&P 500® Index	(14,253,185)
(114,236,298)	11/06/15	Credit Suisse International	(0.31)%	S&P 500® Index	(11,289,861)
(50,070,625)	11/06/15	Deutsche Bank AG	(0.22)%	S&P 500® Index	(8,924,060)
(247,211)	01/06/16	Deutsche Bank AG	(0.10)%	SPDR® S&P 500® ETF Trust	(21,106)
(516,975,494)	11/06/14	Goldman Sachs International	(0.27)%	S&P 500® Index	(52,071,592)
(651,201)	01/06/15	Goldman Sachs International	(0.18)%	SPDR® S&P 500® ETF Trust	(193,448)
(119,815,828)	01/06/16	Morgan Stanley & Co. International PLC	(0.21)%	S&P 500® Index	(7,368,347)
(300,338,477)	11/06/15	Societe Generale	(0.39)%	S&P 500® Index	(29,181,553)
(96,708,430)	01/06/15	UBS AG	(0.31)%	S&P 500® Index	(13,524,622)
$(1,426,091,619)					$(149,814,201)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 88.1%
	Federal Home Loan Bank
$108,141,063	0.00%, due 09/02/14	$108,141,063
	U.S. Treasury Bills
38,000,000	0.00%, due 09/04/14	37,999,833
45,000,000	0.00%, due 09/18/14	44,999,426
22,000,000	0.00%, due 10/09/14	21,999,229
25,000,000	0.00%, due 11/20/14	24,999,525
40,000,000	0.00%, due 11/28/14	39,997,840
7,000,000	0.00%, due 12/11/14	6,999,686
13,000,000	0.00%, due 01/15/15	12,999,025
	Total U.S. Government & Agency Securities (Cost $298,131,571)	298,135,627

	Repurchase Agreements (a)(b) — 48.0%
162,421,412	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $162,422,197	162,421,412
	Total Repurchase Agreements (Cost $162,421,412)	162,421,412

	Total Investment Securities (Cost $460,552,983) — 136.1%	460,557,039
	Liabilities in excess of other assets — (36.1%)	(122,278,251)
	Net Assets — 100.0%	$338,278,788

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $213,666,408.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,056
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4,056
Federal income tax cost of investments	$460,552,983

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	13	09/19/14	$1,061,580	$(4,096)

Cash collateral in the amount of $47,190 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(320,822,185)	11/06/15	Bank of America, N.A.	(0.36)%	NASDAQ-100 Index®	$(35,616,361)
(34,823,265)	02/06/15	Citibank, N.A.	(0.27)%	NASDAQ-100 Index®	(16,122,140)
(7,340,610)	11/06/15	Credit Suisse International	(0.26)%	NASDAQ-100 Index®	(1,195,854)
(29,330,054)	11/06/15	Deutsche Bank AG	(0.27)%	NASDAQ-100 Index®	(4,771,738)
(3,700,507)	11/06/15	Deutsche Bank AG	(0.07)%	PowerShares QQQ TrustSM, Series 1	(554,168)
(349,319,552)	11/06/14	Goldman Sachs International	(0.32)%	NASDAQ-100 Index®	(42,158,730)
(143,970)	11/06/14	Goldman Sachs International	(0.12)%	PowerShares QQQ TrustSM, Series 1	(89,934)
(3,514,100)	11/06/15	Morgan Stanley & Co. International PLC	(0.16)%	NASDAQ-100 Index®	(726,845)
(1,037,642)	11/06/15	Morgan Stanley & Co. International PLC	0.04%	PowerShares QQQ TrustSM, Series 1	(670,080)
(246,442,183)	11/06/15	Societe Generale	(0.36)%	NASDAQ-100 Index®	(28,108,559)
(17,372,885)	01/06/15	UBS AG	(0.26)%	NASDAQ-100 Index®	(985,546)
$(1,013,846,953)					$(130,999,955)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.8%
	Federal Home Loan Bank
$46,981,832	0.00%, due 09/02/14	$46,981,832
	U.S. Treasury Bills
5,000,000	0.00%, due 09/04/14	4,999,989
10,000,000	0.00%, due 10/09/14	9,999,673
22,000,000	0.00%, due 12/04/14	21,999,428
10,000,000	0.00%, due 12/18/14	9,999,630
	Total U.S. Government & Agency Securities (Cost $93,979,580)	93,980,552

	Repurchase Agreements (a)(b) — 40.2%
47,987,417	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $47,987,653	47,987,417
	Total Repurchase Agreements (Cost $47,987,417)	47,987,417

	Total Investment Securities (Cost $141,966,997) — 119.0%	141,967,969
	Liabilities in excess of other assets — (19.0%)	(22,687,929)
	Net Assets — 100.0%	$119,280,040

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $33,071,134.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$972
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$972
Federal income tax cost of investments	$141,966,997

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	157	09/19/14	$13,414,865	$(53,361)

Cash collateral in the amount of $673,530 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(44,605,171)	11/06/15	Bank of America, N.A.	(0.36)%	Dow Jones Industrial AverageSM Index	$(3,679,622)
(13,871,938)	02/06/15	Citibank, N.A.	(0.27)%	Dow Jones Industrial AverageSM Index	(1,251,494)
(1,740,109)	11/06/15	Credit Suisse International	(0.26)%	Dow Jones Industrial AverageSM Index	(135,069)
(2,758,758)	11/06/15	Deutsche Bank AG	0.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(221,990)
(686,742)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones Industrial AverageSM Index	(149,173)
(4,111,482)	11/06/14	Goldman Sachs International	(0.24)%	SPDR® Dow Jones Industrial Average SM ETF Trust	(297,687)
(2,151,293)	11/06/14	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM Index	(323,566)
(68,357,500)	11/06/15	Morgan Stanley & Co. International PLC	(0.16)%	Dow Jones Industrial AverageSM Index	(4,809,179)
(200,413,600)	11/06/15	Societe Generale	(0.39)%	Dow Jones Industrial Average SM Index	(18,684,336)
(5,753,116)	01/06/15	UBS AG	(0.26)%	Dow Jones Industrial AverageSM Index	(446,560)
$(344,449,709)					$(29,998,676)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.6%
	Federal Home Loan Bank
$3,976,012	0.00%, due 09/02/14	$3,976,012
	U.S. Treasury Bill
3,000,000	0.00%, due 09/04/14	2,999,994
	Total U.S. Government & Agency Securities (Cost $6,976,006)	6,976,006

	Repurchase Agreements (a)(b) — 45.3%
4,027,691	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $4,027,711	4,027,691
	Total Repurchase Agreements (Cost $4,027,691)	4,027,691

	Total Investment Securities (Cost $11,003,697) † — 123.9%	11,003,697
	Liabilities in excess of other assets — (23.9%)	(2,125,756)
	Net Assets — 100.0%	$8,877,941

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $2,621,143.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	3	09/19/14	$430,800	$(2,087)

Cash collateral in the amount of $22,110 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(4,585,298)	11/06/15	Bank of America, N.A.	(0.06)%	S&P MidCap 400® Index	$(317,736)
(753,608)	01/06/15	Citibank, N.A.	(0.12)%	S&P MidCap 400® Index	(83,004)
(707,602)	11/06/15	Credit Suisse International	(0.16)%	S&P MidCap 400® Index	(36,281)
(173,585)	11/06/15	Deutsche Bank AG	0.28%	S&P MidCap 400® Index	(12,410)
(128,083)	11/06/14	Goldman Sachs International	0.18%	SPDR® S&P MidCap 400® ETF Trust	(12,478)
(15,712,408)	11/06/15	Morgan Stanley & Co. International PLC	0.24%	S&P MidCap 400® Index	(1,983,621)
(4,141,127)	11/06/15	Societe Generale	(0.09)%	S&P MidCap 400® Index	(347,044)
$(26,201,711)					$(2,792,574)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 76.4%
	Federal Home Loan Bank
$31,299,333	0.00%, due 09/02/14	$31,299,333
	U.S. Treasury Bills
5,000,000	0.00%, due 11/20/14	4,999,905
7,000,000	0.00%, due 11/28/14	6,999,622
17,000,000	0.00%, due 12/18/14	16,999,371
5,000,000	0.00%, due 01/08/15	4,999,735
	Total U.S. Government & Agency Securities (Cost $65,296,453)	65,297,966

	Repurchase Agreements (a)(b) — 32.4%
27,725,684	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $27,725,822	27,725,684
	Total Repurchase Agreements (Cost $27,725,684)	27,725,684

	Total Investment Securities (Cost $93,022,137) — 108.8%	93,023,650
	Liabilities in excess of other assets — (8.8%)	(7,499,857)
	Net Assets — 100.0%	$85,523,793

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $17,060,260.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,513
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,513
Federal income tax cost of investments	$93,022,137

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures contracts	147	09/19/14	$17,223,990	$(71,623)

Cash collateral in the amount of $824,670 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(72,456,985)	11/06/15	Bank of America, N.A.	0.34%	Russell 2000® Index	$(4,413,721)
(1,014,202)	02/06/15	Citibank, N.A.	0.58%	Russell 2000® Index	83,860
(557,653)	11/06/15	Credit Suisse International	0.39%	Russell 2000® Index	(42,942)
(1,351,330)	11/06/15	Deutsche Bank AG	0.88%	Russell 2000® Index	67,913
(1,015,451)	11/06/15	Deutsche Bank AG	0.88%	iShares® Russell 2000 ETF	(148,872)
(634,451)	11/06/14	Goldman Sachs International	0.78%	Russell 2000® Index	(47,316)
(122,985,792)	01/06/16	Morgan Stanley & Co. International PLC	0.49%	Russell 2000® Index	(5,349,185)
(401,277)	11/06/15	Morgan Stanley & Co. International PLC	0.74%	iShares® Russell 2000 ETF	(1,052,702)
(6,138,636)	11/06/15	Societe Generale	0.74%	Russell 2000® Index	(2,877,540)
(32,815,747)	01/06/15	UBS AG	0.44%	Russell 2000® Index	(1,415,789)
$(239,371,524)					$(15,196,294)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 70.7%
	Federal Home Loan Bank
$438,420	0.00%, due 09/02/14	$438,420
	Total U.S. Government & Agency Security (Cost $438,420)	438,420

	Repurchase Agreements (a)(b) — 60.2%
373,267	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $373,268	373,267
	Total Repurchase Agreements (Cost $373,267)	373,267

	Total Investment Securities (Cost $811,687) † — 130.9%	811,687
	Liabilities in excess of other assets — (30.9%)	(191,688)
	Net Assets — 100.0%	$619,999

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $218,172.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(30,054)	11/06/15	Credit Suisse International	(0.01)%	Russell 1000® Value Index	$(4,014)
(184,505)	11/06/15	Deutsche Bank AG	0.18%	Russell 1000® Value Index	(41,279)
(54,094)	11/06/15	Deutsche Bank AG	0.08%	iShares® Russell 1000 Value ETF	(6,171)
(593,391)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Russell 1000® Value Index	(111,291)
(82,651)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	iShares® Russell 1000 Value ETF	(11,007)
(176,954)	11/06/15	Societe Generale	(0.06)%	Russell 1000® Value Index	(22,390)
(118,875)	01/06/15	UBS AG	(0.11)%	Russell 1000® Value Index	(12,925)
$(1,240,524)					$(209,077)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 74.3%
	Federal Home Loan Bank
$1,894,485	0.00%, due 09/02/14	$1,894,485
	Total U.S. Government & Agency Security (Cost $1,894,485)	1,894,485

	Repurchase Agreements (a)(b) — 56.7%
1,444,918	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,444,925	1,444,918
	Total Repurchase Agreements (Cost $1,444,918)	1,444,918

	Total Investment Securities (Cost $3,339,403) † — 131.0%	3,339,403
	Liabilities in excess of other assets — (31.0%)	(790,340)
	Net Assets — 100.0%	$2,549,063

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $774,728.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(93,772)	11/06/15	Credit Suisse International	0.04%	Russell 1000® Growth Index	$(13,447)
(19,007)	11/06/15	Deutsche Bank AG	0.18%	Russell 1000® Growth Index	(94,584)
(9,738)	11/06/15	Deutsche Bank AG	0.08%	iShares® Russell 1000 Growth ETF	(1,084)
(31,894)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Russell 1000® Growth Index	(52,944)
(30,162)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	iShares® Russell 1000 Growth ETF	(5,983)
(4,895,131)	11/06/15	Societe Generale	(0.06)%	Russell 1000® Growth Index	(718,404)
(18,586)	01/06/15	UBS AG	(0.11)%	Russell 1000® Growth Index	(2,081)
$(5,098,290)					$(888,527)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 38.2%
	Federal Home Loan Bank
$185,696	0.00%, due 09/02/14	$185,696
	Total U.S. Government & Agency Security (Cost $185,696)	185,696

	Repurchase Agreements (a)(b) — 97.9%
475,304	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $475,305	475,304
	Total Repurchase Agreements (Cost $475,304)	475,304

	Total Investment Securities (Cost $661,000) † — 136.1%	661,000
	Liabilities in excess of other assets — (36.1%)	(175,293)
	Net Assets — 100.0%	$485,707

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $409,613.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(64,492)	11/06/15	Credit Suisse International	0.14%	Russell Midcap® Value Index	$(6,279)
(206,710)	11/06/15	Deutsche Bank AG	0.28%	Russell Midcap® Value Index	(36,914)
(24,616)	11/06/15	Deutsche Bank AG	0.38%	iShares® Russell Mid-Cap Value ETF	(3,269)
(410,635)	11/06/15	Morgan Stanley & Co. International PLC	0.19%	Russell Midcap® Value Index	(100,697)
(37,697)	11/06/15	Morgan Stanley & Co. International PLC	0.44%	iShares® Russell Mid-Cap Value ETF	(5,277)
(187,588)	11/06/15	Societe Generale	0.09%	Russell Midcap® Value Index	(27,355)
(39,480)	01/06/15	UBS AG	(0.01)%	Russell Midcap® Value Index	(7,708)
$(971,218)					$(187,499)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 44.6%
	Federal Home Loan Bank
$330,978	0.00%, due 09/02/14	$330,978
	Total U.S. Government & Agency Security (Cost $330,978)	330,978

	Repurchase Agreements (a)(b) — 92.2%
685,115	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $685,119	685,115
	Total Repurchase Agreements (Cost $685,115)	685,115

	Total Investment Securities (Cost $1,016,093) † — 136.8%	1,016,093
	Liabilities in excess of other assets — (36.8%)	(273,446)
	Net Assets — 100.0%	$742,647

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $568,029.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(68,593)	11/06/15	Credit Suisse International	0.14%	Russell Midcap® Growth Index	$(8,790)
(78,965)	11/06/15	Deutsche Bank AG	0.28%	Russell Midcap® Growth Index	(100,266)
(50,716)	11/06/15	Deutsche Bank AG	0.38%	iShares® Russell Mid-Cap Growth ETF	(7,424)
(930,567)	11/06/15	Morgan Stanley & Co. International PLC	0.19%	Russell Midcap® Growth Index	(132,389)
(43,686)	11/06/15	Morgan Stanley & Co. International PLC	0.44%	iShares® Russell Mid-Cap Growth ETF	(7,630)
(214,393)	11/06/15	Societe Generale	0.09%	Russell Midcap® Growth Index	(29,605)
(98,310)	01/06/15	UBS AG	(0.01)%	Russell Midcap® Growth Index	(10,806)
$(1,485,230)					$(296,910)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 66.0%
	Federal Home Loan Bank
$1,135,747	0.00%, due 09/02/14	$1,135,747
	Total U.S. Government & Agency Security (Cost $1,135,747)	1,135,747

	Repurchase Agreements (a)(b) — 51.4%
885,336	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $885,340	885,336
	Total Repurchase Agreements (Cost $885,336)	885,336

	Total Investment Securities (Cost $2,021,083) † — 117.4%	2,021,083
	Liabilities in excess of other assets — (17.4%)	(298,937)
	Net Assets — 100.0%	$1,722,146

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $483,556.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(133,674)	11/06/15	Credit Suisse International	0.69%	Russell 2000® Value Index	$(11,373)
(465,358)	11/06/15	Deutsche Bank AG	1.28%	Russell 2000® Value Index	(81,668)
(12,846)	11/06/15	Deutsche Bank AG	0.78%	iShares® Russell 2000 Value ETF	(667)
(1,864,329)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	Russell 2000® Value Index	(205,698)
(30,900)	11/06/15	Morgan Stanley & Co. International PLC	0.74%	iShares® Russell 2000 Value ETF	(2,408)
(816,608)	11/06/15	Societe Generale	0.44%	Russell 2000® Value Index	(46,777)
(120,493)	01/06/15	UBS AG	0.44%	Russell 2000® Value Index	(6,239)
$(3,444,208)					$(354,830)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 68.5%
	Federal Home Loan Bank
$3,694,167	0.00%, due 09/02/14	$3,694,167
	Total U.S. Government & Agency Security (Cost $3,694,167)	3,694,167

	Repurchase Agreements (a)(b) — 55.3%
2,984,312	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,984,326	2,984,312
	Total Repurchase Agreements (Cost $2,984,312)	2,984,312

	Total Investment Securities (Cost $6,678,479) † — 123.8%	6,678,479
	Liabilities in excess of other assets — (23.8%)	(1,282,633)
	Net Assets — 100.0%	$5,395,846

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,677,468.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(7,775,927)	11/06/15	Bank of America, N.A.	0.34%	Russell 2000® Growth Index	$(775,989)
(78,520)	11/06/15	Credit Suisse International	0.69%	Russell 2000® Growth Index	(6,281)
(899,399)	11/06/15	Deutsche Bank AG	1.48%	Russell 2000® Growth Index	(285,886)
(25,949)	11/06/15	Deutsche Bank AG	1.28%	iShares® Russell 2000 Growth ETF	(1,330)
(989,096)	11/06/15	Morgan Stanley & Co. International PLC	0.84%	Russell 2000® Growth Index	(321,854)
(66,805)	11/06/15	Morgan Stanley & Co. International PLC	1.09%	iShares® Russell 2000 Growth ETF	(13,900)
(835,715)	11/06/15	Societe Generale	0.44%	Russell 2000® Growth Index	(76,429)
(121,381)	01/06/15	UBS AG	0.44%	Russell 2000® Growth Index	(5,659)
$(10,792,792)					$(1,487,328)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 92.3%
	Federal Home Loan Bank
$724,086	0.00%, due 09/02/14	$724,086
	U.S. Treasury Bill
400,000	0.00%, due 10/09/14	399,985
	Total U.S. Government & Agency Securities (Cost $1,124,071)	1,124,071

	Repurchase Agreements (a)(b) — 41.7%
508,395	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $508,396	508,395
	Total Repurchase Agreements (Cost $508,395)	508,395

	Total Investment Securities (Cost $1,632,466) † — 134.0%	1,632,466
	Liabilities in excess of other assets — (34.0%)	(414,227)
	Net Assets — 100.0%	$1,218,239

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $642,234.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(108,896)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. Basic MaterialsSM Index	$(21,251)
(300,997)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Basic MaterialsSM Index	(264,770)
(76,969)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. Basic MaterialsSM Index	(25,863)
(401,676)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. Basic MaterialsSM Index	(69,907)
(258,343)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Basic MaterialsSM Index	(50,775)
(70,252)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. Basic MaterialsSM Index	(12,284)
$(1,217,133)					$(444,850)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 74.8%
	Federal Home Loan Bank
$8,955,292	0.00%, due 09/02/14	$8,955,292
	U.S. Treasury Bill
7,000,000	0.00%, due 01/15/15	6,999,475
	Total U.S. Government & Agency Securities (Cost $15,954,657)	15,954,767

	Repurchase Agreements (a)(b) — 20.9%
4,460,627	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $4,460,651	4,460,627
	Total Repurchase Agreements (Cost $4,460,627)	4,460,627

	Total Investment Securities (Cost $20,415,284) — 95.7%	20,415,394
	Other assets less liabilities — 4.3%	922,022
	Net Assets — 100.0%	$21,337,416

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,642,582.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$110
Federal income tax cost of investments	$20,415,284

Swap Agreements

Short Financials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(250,477)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. FinancialsSM Index	$(257,459)
(12,696,598)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. FinancialsSM Index	(5,062,081)
(349,336)	11/06/15	Deutsche Bank AG	0.43%	Dow Jones U.S. FinancialsSM Index	(45,813)
(1,510,722)	11/06/14	Goldman Sachs International	(0.37)%	Dow Jones U.S. FinancialsSM Index	(66,462)
(1,394,239)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. FinancialsSM Index	(200,265)
(5,002,673)	11/06/15	Societe Generale	(0.01)%	Dow Jones U.S. FinancialsSM Index	(905,597)
(114,061)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. FinancialsSM Index	(39,721)
$(21,318,106)					$(6,577,398)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.2%
	Federal Home Loan Bank
$451,210	0.00%, due 09/02/14	$451,210
	U.S. Treasury Bills
800,000	0.00%, due 09/04/14	799,998
80,000	0.00%, due 10/09/14	79,997
	Total U.S. Government & Agency Securities (Cost $1,331,205)	1,331,205

	Repurchase Agreements (a)(b) — 38.4%
621,146	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $621,148	621,146
	Total Repurchase Agreements (Cost $621,146)	621,146

	Total Investment Securities (Cost $1,952,351) † — 120.6%	1,952,351
	Liabilities in excess of other assets — (20.6%)	(333,114)
	Net Assets — 100.0%	$1,619,237

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $836,525.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(54,156)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. Oil & GasSM Index	$(17,998)
(750,254)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Oil & GasSM Index	(183,725)
(77,970)	11/06/15	Deutsche Bank AG	(0.02)%	Dow Jones U.S. Oil & GasSM Index	(23,383)
(142,447)	11/06/14	Goldman Sachs International	(0.27)%	Dow Jones U.S. Oil & GasSM Index	(19,283)
(334,945)	11/06/15	Morgan Stanley & Co. International PLC	(0.06)%	Dow Jones U.S. Oil & GasSM Index	(38,990)
(227,142)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Oil & GasSM Index	(73,551)
(30,813)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. Oil & GasSM Index	(794)
$(1,617,727)					$(357,724)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 89.2%
	Federal Home Loan Bank
$14,240,766	0.00%, due 09/02/14	$14,240,766
	U.S. Treasury Bills
10,000,000	0.00%, due 11/28/14	9,999,460
4,000,000	0.00%, due 01/15/15	3,999,700
	Total U.S. Government & Agency Securities (Cost $28,239,353)	28,239,926

	Repurchase Agreements (a)(b) — 28.7%
9,088,186	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $9,088,232	9,088,186
	Total Repurchase Agreements (Cost $9,088,186)	9,088,186

	Total Investment Securities (Cost $37,327,539) — 117.9%	37,328,112
	Liabilities in excess of other assets — (17.9%)	(5,667,476)
	Net Assets — 100.0%	$31,660,636

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $8,240,005.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$573
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$573
Federal income tax cost of investments	$37,327,539

Swap Agreements

Short Real Estate had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(3,836,377)	11/06/15	Bank of America, N.A.	(0.21)%	Dow Jones U.S. Real EstateSM Index	$(1,170,125)
(12,108,354)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Real EstateSM Index	(2,084,965)
(977,156)	11/06/15	Deutsche Bank AG	0.48%	Dow Jones U.S. Real EstateSM Index	(293,157)
(718,013)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. Real EstateSM Index	(104,294)
(10,969,377)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Real EstateSM Index	(2,084,143)
(3,027,761)	01/06/15	UBS AG	0.09%	Dow Jones U.S. Real EstateSM Index	(658,836)
$(31,637,038)					$(6,395,520)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.7%
	Federal Home Loan Bank
$520,998	0.00%, due 09/02/14	$520,998
	Total U.S. Government & Agency Security (Cost $520,998)	520,998

	Repurchase Agreements (a)(b) — 51.7%
755,329	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $755,333	755,329
	Total Repurchase Agreements (Cost $755,329)	755,329

	Total Investment Securities (Cost $1,276,327) † — 87.4%	1,276,327
	Other assets less liabilities — 12.6%	184,820
	Net Assets — 100.0%	$1,461,147

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $571,022.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(14,129)	11/06/15	Bank of America, N.A.	0.19%	KBW Regional Banking IndexSM	$153,483
(349,118)	11/06/15	Deutsche Bank AG	0.58%	KBW Regional Banking IndexSM	(15,419)
(94,567)	11/06/15	Morgan Stanley & Co. International PLC	0.49%	KBW Regional Banking IndexSM	(326)
(906,523)	11/06/15	Societe Generale	0.09%	KBW Regional Banking IndexSM	8,302
(96,076)	01/06/15	UBS AG	(0.01)%	KBW Regional Banking IndexSM	7,341
$(1,460,413)					$153,381

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 64.7%
	Federal Home Loan Bank
$4,649,740	0.00%, due 09/02/14	$4,649,740
	U.S. Treasury Bill
4,000,000	0.00%, due 01/15/15	3,999,700
	Total U.S. Government & Agency Securities (Cost $8,649,377)	8,649,440

	Repurchase Agreements (a)(b) — 60.1%
8,038,024	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $8,038,062	8,038,024
	Total Repurchase Agreements (Cost $8,038,024)	8,038,024

	Total Investment Securities (Cost $16,687,401) — 124.8%	16,687,464
	Liabilities in excess of other assets — (24.8%)	(3,321,059)
	Net Assets — 100.0%	$13,366,405

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $6,393,139.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$63
Federal income tax cost of investments	$16,687,401

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(3,343,170)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. Basic MaterialsSM Index	$(1,611,777)
(3,306,476)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Basic MaterialsSM Index	(562,916)
(8,025,547)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. Basic MaterialsSM Index	(847,325)
(5,512,600)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. Basic MaterialsSM Index	(734,457)
(1,294,981)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Basic MaterialsSM Index	(195,721)
(5,251,524)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. Basic MaterialsSM Index	(768,248)
$(26,734,298)					$(4,720,444)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.0%
	Federal Home Loan Bank
$30,363,756	0.00%, due 09/02/14	$30,363,756
	U.S. Treasury Bills
20,000,000	0.00%, due 11/06/14	19,999,280
5,000,000	0.00%, due 11/28/14	4,999,730
	Total U.S. Government & Agency Securities (Cost $55,362,106)	55,362,766

	Repurchase Agreements (a)(b) — 51.6%
37,070,205	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $37,070,386	37,070,205
	Total Repurchase Agreements (Cost $37,070,205)	37,070,205

	Total Investment Securities (Cost $92,432,311) — 128.6%	92,432,971
	Liabilities in excess of other assets — (28.6%)	(20,580,758)
	Net Assets — 100.0%	$71,852,213

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $26,898,722.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$660
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$660
Federal income tax cost of investments	$92,432,311

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(77,298,797)	11/06/15	Bank of America, N.A.	0.14%	NASDAQ Biotechnology Index®	$(8,180,107)
(13,130)	11/06/15	Bank of America, N.A.	0.62%	iShares® Nasdaq Biotechnology ETF	(2,654)
(27,446)	03/06/15	Citibank, N.A.	0.88%	NASDAQ Biotechnology Index®	(5,430)
(4,049,953)	01/06/15	Credit Suisse International	0.54%	NASDAQ Biotechnology Index®	(262,706)
(7,389,946)	11/06/15	Deutsche Bank AG	0.68%	NASDAQ Biotechnology Index®	(4,157,341)
(115,601)	11/06/15	Morgan Stanley & Co. International PLC	0.44%	NASDAQ Biotechnology Index®	(23,360)
(51,884)	11/06/15	Morgan Stanley & Co. International PLC	0.94%	iShares® Nasdaq Biotechnology ETF	(9,836)
(50,497,677)	11/06/15	Societe Generale	0.59%	NASDAQ Biotechnology Index®	(12,101,096)
(4,270,731)	01/06/15	UBS AG	0.34%	NASDAQ Biotechnology Index®	(393,162)
$(143,715,165)					$(25,135,692)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 62.0%
	Federal Home Loan Bank
$2,088,611	0.00%, due 09/02/14	$2,088,611
	Total U.S. Government & Agency Security (Cost $2,088,611)	2,088,611

	Repurchase Agreements (a)(b) — 65.0%
2,189,656	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,189,666	2,189,656
	Total Repurchase Agreements (Cost $2,189,656)	2,189,656

	Total Investment Securities (Cost $4,278,267) † — 127.0%	4,278,267
	Liabilities in excess of other assets — (27.0%)	(910,626)
	Net Assets — 100.0%	$3,367,641

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,450,793.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(4,216,361)	11/06/15	Bank of America, N.A.	(0.11)%	Dow Jones U.S. Consumer GoodsSM Index	$(723,972)
(11,729)	11/06/15	Bank of America, N.A.	0.35%	iShares® U.S. Consumer Goods ETF	(782)
(180,993)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Consumer GoodsSM Index	(36,005)
(85,444)	11/06/15	Deutsche Bank AG	0.28%	Dow Jones U.S. Consumer GoodsSM Index	(72,190)
(909,720)	11/06/15	Morgan Stanley & Co. International PLC	0.19%	Dow Jones U.S. Consumer GoodsSM Index	(66,412)
(13,855)	11/06/15	Morgan Stanley & Co. International PLC	0.69%	iShares® U.S. Consumer Goods ETF	(957)
(435,134)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Consumer GoodsSM Index	(135,522)
(879,519)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. Consumer GoodsSM Index	(1,849)
$(6,732,755)					$(1,037,689)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 74.0%
	Federal Home Loan Bank
$5,111,188	0.00%, due 09/02/14	$5,111,188
	U.S. Treasury Bill
150,000	0.00%, due 10/09/14	149,994
	Total U.S. Government & Agency Securities (Cost $5,261,182)	5,261,182

	Repurchase Agreements (a)(b) — 45.0%
3,198,159	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $3,198,176	3,198,159
	Total Repurchase Agreements (Cost $3,198,159)	3,198,159

	Total Investment Securities (Cost $8,459,341) † — 119.0%	8,459,341
	Liabilities in excess of other assets — (19.0%)	(1,350,133)
	Net Assets — 100.0%	$7,109,208

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,530,028.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(3,438,702)	11/06/15	Bank of America, N.A.	(0.11)%	Dow Jones U.S. Consumer ServicesSM Index	$(414,942)
(14,957)	11/06/15	Bank of America, N.A.	0.35%	iShares® U.S. Consumer Services ETF	(1,171)
(163,322)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Consumer ServicesSM Index	(132,958)
(3,608,025)	11/06/15	Deutsche Bank AG	0.28%	Dow Jones U.S. Consumer ServicesSM Index	(331,120)
(2,059,415)	11/06/15	Morgan Stanley & Co. International PLC	0.34%	Dow Jones U.S. Consumer ServicesSM Index	(263,217)
(7,317)	11/06/15	Morgan Stanley & Co. International PLC	0.84%	iShares® U.S. Consumer Services ETF	(597)
(3,675,477)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Consumer ServicesSM Index	(335,438)
(1,251,859)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. Consumer ServicesSM Index	(127,386)
$(14,219,074)					$(1,606,829)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.8%
	Federal Home Loan Bank
$20,805,484	0.00%, due 09/02/14	$20,805,484
	U.S. Treasury Bills
5,000,000	0.00%, due 11/20/14	4,999,905
13,000,000	0.00%, due 12/04/14	12,999,662
5,000,000	0.00%, due 12/11/14	4,999,775
15,000,000	0.00%, due 01/08/15	14,999,205
	Total U.S. Government & Agency Securities (Cost $58,801,471)	58,804,031

	Repurchase Agreements (a)(b) — 38.5%
27,057,334	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $27,057,466	27,057,334
	Total Repurchase Agreements (Cost $27,057,334)	27,057,334

	Total Investment Securities (Cost $85,858,805) — 122.3%	85,861,365
	Liabilities in excess of other assets — (22.3%)	(15,653,187)
	Net Assets — 100.0%	$70,208,178

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $37,786,155.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,560
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,560
Federal income tax cost of investments	$85,858,805

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(14,007,924)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. FinancialsSM Index	$(5,472,492)
(1,850,432)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. FinancialsSM Index	(521,393)
(1,553,684)	11/06/15	Deutsche Bank AG	0.43%	Dow Jones U.S. FinancialsSM Index	(404,900)
(58,846,313)	11/06/14	Goldman Sachs International	(0.37)%	Dow Jones U.S. FinancialsSM Index	(5,030,693)
(33,284,652)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. FinancialsSM Index	(3,080,712)
(29,675,763)	11/06/15	Societe Generale	(0.01)%	Dow Jones U.S. FinancialsSM Index	(3,218,797)
(1,204,364)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. FinancialsSM Index	(372,595)
$(140,423,132)					$(18,101,582)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 74.3%
	Federal Home Loan Bank
$1,272,516	0.00%, due 09/02/14	$1,272,516
	Total U.S. Government & Agency Security (Cost $1,272,516)	1,272,516

	Repurchase Agreements (a)(b) — 91.6%
1,567,254	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,567,261	1,567,254
	Total Repurchase Agreements (Cost $1,567,254)	1,567,254

	Total Investment Securities (Cost $2,839,770) † — 165.9%	2,839,770
	Liabilities in excess of other assets — (65.9%)	(1,128,138)
	Net Assets — 100.0%	$1,711,632

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,117,090.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(646,422)	11/06/15	Bank of America, N.A.	(0.11)%	Dow Jones U.S. Health CareSM Index	$(176,337)
(6,938)	11/06/15	Bank of America, N.A.	0.35%	iShares® U.S. Healthcare ETF	(1,028)
(58,374)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Health CareSM Index	(42,426)
(1,866,676)	11/06/15	Deutsche Bank AG	(0.02)%	Dow Jones U.S. Health CareSM Index	(390,861)
(504,721)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. Health CareSM Index	(487,810)
(8,746)	11/06/15	Morgan Stanley & Co. International PLC	0.64%	iShares® U.S. Healthcare ETF	(1,312)
(181,409)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Health CareSM Index	(94,519)
(153,538)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. Health CareSM Index	(17,278)
$(3,426,824)					$(1,211,571)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 69.7%
	Federal Home Loan Bank
$4,469,488	0.00%, due 09/02/14	$4,469,488
	Total U.S. Government & Agency Security (Cost $4,469,488)	4,469,488

	Repurchase Agreements (a)(b) — 45.3%
2,905,361	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,905,376	2,905,361
	Total Repurchase Agreements (Cost $2,905,361)	2,905,361

	Total Investment Securities (Cost $7,374,849) † — 115.0%	7,374,849
	Liabilities in excess of other assets — (15.0%)	(961,605)
	Net Assets — 100.0%	$6,413,244

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,324,241.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(724,062)	11/06/15	Bank of America, N.A.	(0.11)%	Dow Jones U.S. IndustrialsSM Index	$(61,703)
(15,249)	11/06/15	Bank of America, N.A.	0.35%	iShares® U.S. Industrials ETF	(1,082)
(74,392)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. IndustrialsSM Index	(26,437)
(5,098,792)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. IndustrialsSM Index	(394,607)
(49,496)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. IndustrialsSM Index	(14,145)
(14,909)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	iShares® U.S. Industrials ETF	(1,031)
(6,815,530)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. IndustrialsSM Index	(685,286)
(33,088)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. IndustrialsSM Index	(2,760)
$(12,825,518)					$(1,187,051)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.5%
	Federal Home Loan Bank
$12,585,011	0.00%, due 09/02/14	$12,585,011
	U.S. Treasury Bill
20,000,000	0.00%, due 11/06/14	19,999,280
	Total U.S. Government & Agency Securities (Cost $32,583,764)	32,584,291

	Repurchase Agreements (a)(b) — 49.0%
19,123,604	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $19,123,697	19,123,604
	Total Repurchase Agreements (Cost $19,123,604)	19,123,604

	Total Investment Securities (Cost $51,707,368) — 132.5%	51,707,895
	Liabilities in excess of other assets — (32.5%)	(12,690,728)
	Net Assets — 100.0%	$39,017,167

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $14,682,547.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$527
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$527
Federal income tax cost of investments	$51,707,368

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(1,517,901)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. Oil & GasSM Index	$(1,551,618)
(7,890)	11/06/15	Bank of America, N.A.	0.40%	iShares® U.S. Energy ETF	(1,066)
(447,814)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Oil & GasSM Index	78,873
(10,889,688)	11/06/15	Deutsche Bank AG	(0.02)%	Dow Jones U.S. Oil & GasSM Index	(1,611,785)
(5,622,017)	11/06/14	Goldman Sachs International	(0.27)%	Dow Jones U.S. Oil & GasSM Index	(874,760)
(52,014,098)	11/06/15	Morgan Stanley & Co. International PLC	(0.06)%	Dow Jones U.S. Oil & GasSM Index	(8,946,080)
(19,625)	11/06/14	Morgan Stanley & Co. International PLC	0.09%	iShares® U.S. Energy ETF	287,963
(1,839,960)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Oil & GasSM Index	(1,344,995)
(5,679,496)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. Oil & GasSM Index	(1,594,368)
$(78,038,489)					$(15,557,836)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.2%
	Federal Home Loan Bank
$17,221,281	0.00%, due 09/02/14	$17,221,281
	U.S. Treasury Bill
19,000,000	0.00%, due 11/06/14	18,999,316
	Total U.S. Government & Agency Securities (Cost $36,220,097)	36,220,597

	Repurchase Agreements (a)(b) — 54.5%
23,700,025	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $23,700,141	23,700,025
	Total Repurchase Agreements (Cost $23,700,025)	23,700,025

	Total Investment Securities (Cost $59,920,122) — 137.7%	59,920,622
	Liabilities in excess of other assets — (37.7%)	(16,407,648)
	Net Assets — 100.0%	$43,512,974

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $17,888,834.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$500
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$500
Federal income tax cost of investments	$59,920,122

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(10,690,789)	11/06/15	Bank of America, N.A.	(0.21)%	Dow Jones U.S. Real EstateSM Index	$(3,418,929)
(70,387)	11/06/15	Bank of America, N.A.	0.25%	iShares® U.S. Real Estate ETF	(12,084)
(466,799)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Real EstateSM Index	(308,201)
(1,106,263)	11/06/15	Deutsche Bank AG	0.48%	Dow Jones U.S. Real EstateSM Index	(682,992)
(3,884,946)	11/06/14	Goldman Sachs International	(0.27)%	Dow Jones U.S. Real EstateSM Index	(758,571)
(42,612,857)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. Real EstateSM Index	(7,432,040)
(61,078)	11/06/15	Morgan Stanley & Co. International PLC	0.94%	iShares® U.S. Real Estate ETF	(10,746)
(24,822,356)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Real EstateSM Index	(5,672,225)
(3,319,576)	01/06/15	UBS AG	0.09%	Dow Jones U.S. Real EstateSM Index	(884,891)
$(87,035,051)					$(19,180,679)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 66.1%
	Federal Home Loan Bank
$2,552,746	0.00%, due 09/02/14	$2,552,746
	Total U.S. Government & Agency Security (Cost $2,552,746)	2,552,746

	Repurchase Agreements (a)(b) — 100.0%
3,866,226	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $3,866,245	3,866,226
	Total Repurchase Agreements (Cost $3,866,226)	3,866,226

	Total Investment Securities (Cost $6,418,972) † — 166.1%	6,418,972
	Liabilities in excess of other assets — (66.1%)	(2,555,295)
	Net Assets — 100.0%	$3,863,677

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $2,963,170.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(4,433,208)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. SemiconductorsSM Index	$(1,319,803)
(21,499)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. SemiconductorsSM Index	(15,421)
(389,393)	11/06/15	Deutsche Bank AG	0.08%	Dow Jones U.S. SemiconductorsSM Index	(352,541)
(981,276)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. SemiconductorsSM Index	(471,717)
(1,876,313)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. SemiconductorsSM Index	(582,159)
(29,378)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. SemiconductorsSM Index	(8,334)
$(7,731,067)					$(2,749,975)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 75.2%
	Federal Home Loan Bank
$2,919,409	0.00%, due 09/02/14	$2,919,409
	U.S. Treasury Bill
90,000	0.00%, due 10/09/14	89,997
	Total U.S. Government & Agency Securities (Cost $3,009,406)	3,009,406

	Repurchase Agreements (a)(b) — 71.5%
2,861,152	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,861,166	2,861,152
	Total Repurchase Agreements (Cost $2,861,152)	2,861,152

	Total Investment Securities (Cost $5,870,558) † — 146.7%	5,870,558
	Liabilities in excess of other assets — (46.7%)	(1,869,530)
	Net Assets — 100.0%	$4,001,028

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,908,384.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(225,926)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. TechnologySM Index	$(160,537)
(12,973)	11/06/15	Bank of America, N.A.	0.30%	iShares® U.S. Technology ETF	(2,176)
(345,741)	01/06/15	Credit Suisse International	(0.26)%	Dow Jones U.S. TechnologySM Index	(92,932)
(205,269)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. TechnologySM Index	(136,427)
(53,077)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. TechnologySM Index	(9,017)
(9,168)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	iShares® U.S. Technology ETF	(1,526)
(7,000,905)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. TechnologySM Index	(1,614,538)
(154,033)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. TechnologySM Index	(24,793)
$(8,007,092)					$(2,041,946)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 45.9%
	Federal Home Loan Bank
$396,008	0.00%, due 09/02/14	$396,008
	Total U.S. Government & Agency Security (Cost $396,008)	396,008

	Repurchase Agreements (a)(b) — 77.6%
670,110	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $670,113	670,110
	Total Repurchase Agreements (Cost $670,110)	670,110

	Total Investment Securities (Cost $1,066,118) † — 123.5%	1,066,118
	Liabilities in excess of other assets — (23.5%)	(203,172)
	Net Assets — 100.0%	$862,946

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $530,018.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(65,189)	11/06/15	Bank of America, N.A.	0.19%	Dow Jones U.S. Select TelecommunicationsSM Index	$(52,168)
(6,491)	11/06/15	Bank of America, N.A.	0.65%	iShares® U.S. Telecommunications ETF	(891)
(32,801)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. Select TelecommunicationsSM Index	(21,825)
(111,597)	11/06/15	Deutsche Bank AG	0.18%	Dow Jones U.S. Select TelecommunicationsSM Index	(6,540)
(716,118)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. Select TelecommunicationsSM Index	(44,798)
(10,276)	11/06/15	Morgan Stanley & Co. International PLC	0.64%	iShares® U.S. Telecommunications ETF	(985)
(594,536)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. Select TelecommunicationsSM Index	(83,178)
(190,777)	01/06/15	UBS AG	0.24%	Dow Jones U.S. Select TelecommunicationsSM Index	(17,827)
$(1,727,785)					$(228,212)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 80.4%
	Federal Home Loan Bank
$2,920,136	0.00%, due 09/02/14	$2,920,136
	U.S. Treasury Bill
1,000,000	0.00%, due 09/04/14	999,998
	Total U.S. Government & Agency Securities (Cost $3,920,134)	3,920,134

	Repurchase Agreements (a)(b) — 47.3%
2,302,756	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,302,767	2,302,756
	Total Repurchase Agreements (Cost $2,302,756)	2,302,756

	Total Investment Securities (Cost $6,222,890) † — 127.7%	6,222,890
	Liabilities in excess of other assets — (27.7%)	(1,350,814)
	Net Assets — 100.0%	$4,872,076

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $2,059,733.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(830,819)	11/06/15	Bank of America, N.A.	(0.06)%	Dow Jones U.S. UtilitiesSM Index	$(829,010)
(7,682,307)	11/06/14	Credit Suisse International	(0.26)%	Dow Jones U.S. UtilitiesSM Index	(282,793)
(131,317)	11/06/15	Deutsche Bank AG	0.28%	Dow Jones U.S. UtilitiesSM Index	(43,864)
(205,031)	11/06/15	Morgan Stanley & Co. International PLC	0.14%	Dow Jones U.S. UtilitiesSM Index	(29,034)
(677,336)	11/06/15	Societe Generale	0.09%	Dow Jones U.S. UtilitiesSM Index	(253,243)
(218,628)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. UtilitiesSM Index	(71,103)
$(9,745,438)					$(1,509,047)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 70.5%
	Federal Home Loan Bank
$2,782,582	0.00%, due 09/02/14	$2,782,582
	Total U.S. Government & Agency Security (Cost $2,782,582)	2,782,582

	Repurchase Agreements (a)(b) — 65.1%
2,569,608	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,569,620	2,569,608
	Total Repurchase Agreements (Cost $2,569,608)	2,569,608

	Total Investment Securities (Cost $5,352,190) † — 135.6%	5,352,190
	Liabilities in excess of other assets — (35.6%)	(1,404,812)
	Net Assets — 100.0%	$3,947,378

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,585,245.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraPro Short Financials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(2,579,878)	11/06/15	Bank of America, N.A.	(0.16)%	Dow Jones U.S. FinancialsSM Index	$(497,266)
(7,477)	11/06/15	Bank of America, N.A.	0.30%	iShares® U.S. Financials ETF	(683)
(225,668)	11/06/15	Deutsche Bank AG	0.43%	Dow Jones U.S. FinancialsSM Index	(13,068)
(28,027)	01/06/15	Deutsche Bank AG	0.48%	iShares® U.S. Financials ETF	(2,065)
(5,564,914)	11/06/15	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. FinancialsSM Index	(784,707)
(17,085)	11/06/14	Morgan Stanley & Co. International PLC	0.09%	iShares® U.S. Financials ETF	(7,251)
(1,302,015)	11/06/15	Societe Generale	(0.01)%	Dow Jones U.S. FinancialsSM Index	(98,444)
(2,119,181)	01/06/15	UBS AG	(0.06)%	Dow Jones U.S. FinancialsSM Index	(164,184)
$(11,844,245)					$(1,567,668)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.2%
	Federal Home Loan Bank
$85,906,750	0.00%, due 09/02/14	$85,906,750
	U.S. Treasury Bills
20,000,000	0.00%, due 11/06/14	19,999,280
16,000,000	0.00%, due 11/28/14	15,999,136
5,000,000	0.00%, due 12/04/14	4,999,870
5,000,000	0.00%, due 01/08/15	4,999,735
55,000,000	0.00%, due 01/15/15	54,995,875
	Total U.S. Government & Agency Securities (Cost $186,895,888)	186,900,646

	Repurchase Agreements (a)(b) — 17.1%
36,959,477	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $36,959,674	36,959,477
	Total Repurchase Agreements (Cost $36,959,477)	36,959,477

	Total Investment Securities (Cost $223,855,365) — 103.3%	223,860,123
	Liabilities in excess of other assets — (3.3%)	(7,175,742)
	Net Assets — 100.0%	$216,684,381

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $38,067,186.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,758
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4,758
Federal income tax cost of investments	$223,855,365

Swap Agreements(2)

Short MSCI EAFE had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(74,955,157)	11/06/15	Credit Suisse International	0.14%	iShares® MSCI EAFE ETF	$(1,929,112)
(24,037,000)	11/06/14	Deutsche Bank AG	0.38%	iShares® MSCI EAFE ETF	(3,903,050)
(107,920,711)	11/06/15	Goldman Sachs International	(0.12)%	iShares® MSCI EAFE ETF	(4,498,962)
(3,190,197)	11/06/14	Societe Generale	0.44%	iShares® MSCI EAFE ETF	(197,397)
(6,492,762)	11/06/15	UBS AG	0.24%	iShares® MSCI EAFE ETF	(516,946)
$(216,595,827)					$(11,045,467)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 92.2%
	Federal Home Loan Bank
$56,929,524	0.00%, due 09/02/14	$56,929,524
	U.S. Treasury Bills
48,000,000	0.00%, due 12/04/14	47,998,752
60,000,000	0.00%, due 01/08/15	59,996,820
	Total U.S. Government & Agency Securities (Cost $164,917,039)	164,925,096

	Repurchase Agreements (a)(b) — 20.7%
37,119,178	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $37,119,366	37,119,178
	Total Repurchase Agreements (Cost $37,119,178)	37,119,178

	Total Investment Securities (Cost $202,036,217) — 112.9%	202,044,274
	Liabilities in excess of other assets — (12.9%)	(23,051,607)
	Net Assets — 100.0%	$178,992,667

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $47,254,711.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,057
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,057
Federal income tax cost of investments	$202,036,217

Swap Agreements(2)

Short MSCI Emerging Markets had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(3,024,331)	11/06/15	Bank of America, N.A.	0.84%	iShares® MSCI Emerging Markets ETF	$(815,693)
(6,314,020)	11/06/15	Credit Suisse International	0.44%	iShares® MSCI Emerging Markets ETF	(3,948,169)
(12,396,848)	11/06/15	Deutsche Bank AG	0.98%	iShares® MSCI Emerging Markets ETF	(868,046)
(62,135,695)	11/06/15	Goldman Sachs International	0.18%	iShares® MSCI Emerging Markets ETF	(12,923,401)
(4,101,042)	11/06/15	Morgan Stanley & Co. International PLC	0.84%	iShares® MSCI Emerging Markets ETF	(262,996)
(86,121,142)	11/06/14	Societe Generale	0.59%	iShares® MSCI Emerging Markets ETF	(10,624,710)
(4,260,965)	11/06/15	UBS AG	1.09%	iShares® MSCI Emerging Markets ETF	(1,816,924)
$(178,354,043)					$(31,259,939)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 74.9%
	Federal Home Loan Bank
$1,837,268	0.00%, due 09/02/14	$1,837,268
	U.S. Treasury Bill
1,551,000	0.00%, due 09/25/14	1,550,972
	Total U.S. Government & Agency Securities (Cost $3,388,240)	3,388,240

	Repurchase Agreements (a)(b) — 56.5%
2,552,868	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,552,880	2,552,868
	Total Repurchase Agreements (Cost $2,552,868)	2,552,868

	Total Investment Securities
	(Cost $5,941,108) † — 131.4%	5,941,108
	Liabilities in excess of other assets — (31.4%)	(1,418,067)
	Net Assets — 100.0%	$4,523,041

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,902,918.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

Short FTSE China 50 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(245,421)	11/06/15	Bank of America, N.A.	0.84%	iShares® China Large-Cap ETF	$(8,043)
(2,679,058)	11/06/14	Deutsche Bank AG	2.13%	iShares® China Large-Cap ETF	(1,687,315)
(810,369)	01/06/16	Goldman Sachs International	0.08%	iShares® China Large-Cap ETF	(8,930)
(215,192)	11/06/15	Societe Generale	0.84%	iShares® China Large-Cap ETF	(33,547)
(561,866)	11/06/14	UBS AG	1.59%	iShares® China Large-Cap ETF	(32,970)
$(4,511,906)					$(1,770,805)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.4%
	Federal Home Loan Bank
$2,355,730	0.00%, due 09/02/14	$2,355,730
	U.S. Treasury Bill
500,000	0.00%, due 11/06/14	499,982
	Total U.S. Government & Agency Securities (Cost $2,855,698)	2,855,712

	Repurchase Agreements (a)(b) — 43.0%
1,873,644	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,873,653	1,873,644
	Total Repurchase Agreements (Cost $1,873,644)	1,873,644

	Total Investment Securities (Cost $4,729,342) — 108.4%	4,729,356
	Liabilities in excess of other assets — (8.4%)	(368,149)
	Net Assets — 100.0%	$4,361,207

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,360,269.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$14
Federal income tax cost of investments	$4,729,342

Swap Agreements(2)

UltraShort MSCI EAFE had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,176,348)	11/06/15	Credit Suisse International	0.14%	iShares® MSCI EAFE ETF	$(127,364)
(2,869,900)	11/06/15	Deutsche Bank AG	0.38%	iShares® MSCI EAFE ETF	(84,023)
(1,581,124)	11/06/15	Societe Generale	0.44%	iShares® MSCI EAFE ETF	(89,910)
(3,123,638)	11/06/15	UBS AG	0.24%	iShares® MSCI EAFE ETF	(192,684)
$(8,751,010)					$(493,981)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 95.8%
	Federal Home Loan Bank
$12,151,096	0.00%, due 09/02/14	$12,151,096
	U.S. Treasury Bills
5,000,000	0.00%, due 10/09/14	4,999,836
8,000,000	0.00%, due 12/04/14	7,999,792
9,000,000	0.00%, due 01/15/15	8,999,325
	Total U.S. Government & Agency Securities (Cost $34,148,925)	34,150,049

	Repurchase Agreements (a)(b) — 34.8%
12,387,480	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $12,387,542	12,387,480
	Total Repurchase Agreements (Cost $12,387,480)	12,387,480

	Total Investment Securities (Cost $46,536,405) — 130.6%	46,537,529
	Liabilities in excess of other assets — (30.6%)	(10,899,335)
	Net Assets — 100.0%	$35,638,194

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $19,352,387.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,124
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,124
Federal income tax cost of investments	$46,536,405

Swap Agreements(2)

UltraShort MSCI Emerging Markets had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(10,895,280)	11/06/15	Credit Suisse International	0.44%	iShares® MSCI Emerging Markets ETF	$(1,942,305)
(13,041,323)	11/06/15	Deutsche Bank AG	0.98%	iShares® MSCI Emerging Markets ETF	(1,217,953)
(17,419,507)	11/06/15	Goldman Sachs International	0.18%	iShares® MSCI Emerging Markets ETF	(3,975,047)
(22,511,486)	11/06/14	Societe Generale	0.59%	iShares® MSCI Emerging Markets ETF	(3,365,771)
(7,441,846)	11/06/15	UBS AG	1.09%	iShares® MSCI Emerging Markets ETF	(1,152,640)
$(71,309,442)					$(11,653,716)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 72.1%
	Federal Home Loan Bank
$13,991,669	0.00%, due 09/02/14	$13,991,669
	U.S. Treasury Bills
5,000,000	0.00%, due 09/04/14	4,999,991
8,000,000	0.00%, due 12/04/14	7,999,792
1,500,000	0.00%, due 12/11/14	1,499,933
	Total U.S. Government & Agency Securities (Cost $28,490,901)	28,491,385

	Repurchase Agreements (a)(b) — 64.8%
25,595,291	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $25,595,415	25,595,291
	Total Repurchase Agreements (Cost $25,595,291)	25,595,291

	Total Investment Securities (Cost $54,086,192) — 136.9%	54,086,676
	Liabilities in excess of other assets — (36.9%)	(14,576,131)
	Net Assets — 100.0%	$39,510,545

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $25,579,405.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$484
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$484
Federal income tax cost of investments	$54,086,192

Swap Agreements(2)

UltraShort FTSE Europe had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(14,080,945)	11/06/15	Credit Suisse International	2.34%	Vanguard® FTSE Europe ETF Shares	$(1,627,751)
(27,676,099)	11/06/15	Deutsche Bank AG	2.73%	Vanguard® FTSE Europe ETF Shares	(1,810,285)
(5,000,032)	11/06/15	Goldman Sachs International	0.68%	Vanguard® FTSE Europe ETF Shares	(531,196)
(7,861,684)	11/06/14	Morgan Stanley & Co. International PLC	2.59%	Vanguard® FTSE Europe ETF Shares	(3,010,850)
(7,308,805)	11/06/14	Societe Generale	0.84%	Vanguard® FTSE Europe ETF Shares	(5,585,811)
(17,250,153)	11/06/14	UBS AG	0.34%	Vanguard® FTSE Europe ETF Shares	(6,302,027)
$(79,177,718)					$(18,867,920)

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.0%
	Federal Home Loan Bank
$1,200,762	0.00%, due 09/02/14	$1,200,762
	U.S. Treasury Bill
290,000	0.00%, due 10/09/14	289,989
	Total U.S. Government & Agency Securities (Cost $1,490,751)	1,490,751

	Repurchase Agreements (a)(b) — 48.5%
940,489	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $940,493	940,489
	Total Repurchase Agreements (Cost $940,489)	940,489

	Total Investment Securities
	(Cost $2,431,240) † — 125.5%	2,431,240
	Liabilities in excess of other assets — (25.5%)	(494,283)
	Net Assets — 100.0%	$1,936,957

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $795,702.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,815,614)	11/06/15	Credit Suisse International	0.59%	iShares® MSCI Pacific ex Japan ETF	$(145,164)
(768,804)	11/06/14	Deutsche Bank AG	0.63%	iShares® MSCI Pacific ex Japan ETF	(204,998)
(592,269)	11/06/15	Morgan Stanley & Co. International PLC	0.24%	iShares® MSCI Pacific ex Japan ETF	(76,977)
(252,421)	11/06/15	Societe Generale	0.44%	iShares® MSCI Pacific ex Japan ETF	(26,445)
(450,217)	11/06/14	UBS AG	0.59%	iShares® MSCI Pacific ex Japan ETF	(100,637)
$(3,879,325)					$(554,221)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 84.6%
	Federal Home Loan Bank
$4,015,818	0.00%, due 09/02/14	$4,015,818
	U.S. Treasury Bill
7,000,000	0.00%, due 12/11/14	6,999,685
	Total U.S. Government & Agency Securities (Cost $11,015,181)	11,015,503

	Repurchase Agreements (a)(b) — 97.0%
12,635,380	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $12,635,441	12,635,380
	Total Repurchase Agreements (Cost $12,635,380)	12,635,380

	Total Investment Securities
	(Cost $23,650,561) — 181.6%	23,650,883
	Liabilities in excess of other assets — (81.6%)	(10,629,325)
	Net Assets — 100.0%	$13,021,558

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $13,715,611.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$322
Federal income tax cost of investments	$23,650,561

Swap Agreements(2)

UltraShort MSCI Brazil Capped had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(4,275,364)	11/06/15	Bank of America, N.A.	0.29%	iShares® MSCI Brazil Capped ETF	$(614,188)
(4,850,893)	11/06/15	Credit Suisse International	0.24%	iShares® MSCI Brazil Capped ETF	(2,846,182)
(6,543,155)	11/06/14	Deutsche Bank AG	0.33%	iShares® MSCI Brazil Capped ETF	(5,014,436)
(4,621,372)	12/07/15	Morgan Stanley & Co. International PLC	0.29%	iShares® MSCI Brazil Capped ETF	(1,420,478)
(2,448,840)	11/06/15	Societe Generale	0.84%	iShares® MSCI Brazil Capped ETF	(223,504)
(3,333,078)	11/06/15	UBS AG	0.34%	iShares® MSCI Brazil Capped ETF	(1,980,178)
$(26,072,702)					$(12,098,966)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.5%
	Federal Home Loan Bank
$17,981,233	0.00%, due 09/02/14	$17,981,233
	U.S. Treasury Bills
9,000,000	0.00%, due 09/18/14	8,999,830
23,000,000	0.00%, due 11/06/14	22,999,172
21,000,000	0.00%, due 01/08/15	20,998,887
	Total U.S. Government & Agency Securities (Cost $70,976,156)	70,979,122

	Repurchase Agreements (a)(b) — 50.7%
39,378,827	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $39,379,015	39,378,827
	Total Repurchase Agreements (Cost $39,378,827)	39,378,827

	Total Investment Securities (Cost $110,354,983) — 142.2%	110,357,949
	Liabilities in excess of other assets — (42.2%)	(32,723,150)
	Net Assets — 100.0%	$77,634,799

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $51,756,861.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,966
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,966
Federal income tax cost of investments	$110,354,983

Swap Agreements(2)

UltraShort FTSE China 50 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(19,197,489)	11/06/15	Bank of America, N.A.	0.84%	iShares® China Large-Cap ETF	$(919,494)
(610,409)	11/06/15	Credit Suisse International	2.84%	iShares® China Large-Cap ETF	710,004
(24,378,622)	11/06/14	Deutsche Bank AG	2.13%	iShares® China Large-Cap ETF	(8,004,874)
(49,249,402)	11/06/15	Goldman Sachs International	0.08%	iShares® China Large-Cap ETF	(13,048,122)
(21,453,508)	11/06/14	Morgan Stanley & Co. International PLC	0.84%	iShares® China Large-Cap ETF	(4,832,397)
(33,258,077)	11/06/15	Societe Generale	0.84%	iShares® China Large-Cap ETF	(6,369,214)
(6,668,830)	11/06/15	UBS AG	1.59%	iShares® China Large-Cap ETF	(1,993,740)
$(154,816,337)					$(34,457,837)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 69.9%
	Federal Home Loan Bank
$6,802,827	0.00%, due 09/02/14	$6,802,827
	U.S. Treasury Bill
3,000,000	0.00%, due 09/04/14	2,999,994
	Total U.S. Government & Agency Securities (Cost $9,802,821)	9,802,821

	Repurchase Agreements (a)(b) — 30.7%
4,297,410	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $4,297,432	4,297,410
	Total Repurchase Agreements (Cost $4,297,410)	4,297,410

	Total Investment Securities (Cost $14,100,231) † — 100.6%	14,100,231
	Liabilities in excess of other assets — (0.6%)	(83,058)
	Net Assets — 100.0%	$14,017,173

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $2,820,850.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Japan had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,523,685)	11/06/15	Bank of America, N.A.	2.09%	iShares® MSCI Japan ETF	$(27,503)
(4,626,630)	11/06/15	Credit Suisse International	0.59%	iShares® MSCI Japan ETF	(68,933)
(12,862,025)	11/06/15	Deutsche Bank AG	0.18%	iShares® MSCI Japan ETF	(106,870)
(1,361,495)	11/06/15	Morgan Stanley & Co. International PLC	1.84%	iShares® MSCI Japan ETF	(20,160)
(4,605,959)	11/06/15	Societe Generale	0.44%	iShares® MSCI Japan ETF	(87,519)
(3,077,556)	11/06/15	UBS AG	1.34%	iShares® MSCI Japan ETF	(116,149)
$(28,057,350)					$(427,134)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 96.3%
	Federal Home Loan Bank
$852,229	0.00%, due 09/02/14	$852,229
	Total U.S. Government & Agency Security (Cost $852,229)	852,229

	Repurchase Agreements (a)(b) — 45.8%
405,310	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $405,311	405,310
	Total Repurchase Agreements (Cost $405,310)	405,310

	Total Investment Securities (Cost $1,257,539) † — 142.1%	1,257,539
	Liabilities in excess of other assets — (42.1%)	(372,313)
	Net Assets — 100.0%	$885,226

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $103,827.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(103,674)	11/06/15	Credit Suisse International	1.34%	iShares® MSCI Mexico Capped ETF	$(14,073)
(295,224)	04/06/15	Deutsche Bank AG	1.18%	iShares® MSCI Mexico Capped ETF	(164,684)
(1,378,667)	11/06/15	Societe Generale	0.84%	iShares® MSCI Mexico Capped ETF	(225,625)
$(1,777,565)					$(404,382)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 80.9%
	Federal Home Loan Bank
$31,563,130	0.00%, due 09/02/14	$31,563,130
	U.S. Treasury Bills
17,000,000	0.00%, due 12/04/14	16,999,609
9,000,000	0.00%, due 12/18/14	8,999,667
	Total U.S. Government & Agency Securities (Cost $57,561,729)	57,562,406

	Repurchase Agreements (a)(b) — 20.3%
14,420,437	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $14,420,513	14,420,437
	Total Repurchase Agreements (Cost $14,420,437)	14,420,437

	Total Investment Securities (Cost $71,982,166) — 101.2%	71,982,843
	Liabilities in excess of other assets — (1.2%)	(844,765)
	Net Assets — 100.0%	$71,138,078

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $3,254,706.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$677
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$677
Federal income tax cost of investments	$71,982,166

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	11	12/19/14	$1,383,594	$(1,108)

Cash collateral in the amount of $15,730 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(15,964,147)	12/06/14	Bank of America, N.A.	0.40%	Barclays U.S. 7-10 Year Treasury Bond Index	$(920,704)
(54,172,294)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 7-10 Year Treasury Bond Index	(1,381,238)
$(70,136,441)					$(2,301,942)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 85.3%
	Federal Home Loan Bank
$536,251,885	0.00%, due 09/02/14	$536,251,885
	U.S. Treasury Bills
100,000,000	0.00%, due 09/11/14	99,999,403
100,000,000	0.00%, due 09/25/14	99,998,167
100,000,000	0.00%, due 10/09/14	99,996,306
80,000,000	0.00%, due 11/06/14	79,997,680
50,000,000	0.00%, due 11/13/14	49,998,649
50,000,000	0.00%, due 11/20/14	49,999,050
60,000,000	0.00%, due 11/28/14	59,996,940
50,000,000	0.00%, due 12/04/14	49,998,850
20,000,000	0.00%, due 01/08/15	19,998,840
130,000,000	0.00%, due 01/22/15	129,987,780
	Total U.S. Government & Agency Securities (Cost $1,276,195,948)	1,276,223,550

	Repurchase Agreements (a)(b) — 26.7%
398,967,077	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $398,969,086	398,967,077
	Total Repurchase Agreements (Cost $398,967,077)	398,967,077

	Total Investment Securities (Cost $1,675,163,025) — 112.0%	1,675,190,627
	Liabilities in excess of other assets — (12.0%)	(178,889,123)
	Net Assets — 100.0%	$1,496,301,504

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $209,263,314.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,602
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$27,602
Federal income tax cost of investments	$1,675,163,025

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	275	12/19/14	$38,525,781	$(69,810)

Cash collateral in the amount of $635,250 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(256,004,062)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	$(21,881,924)
(361,897,545)	11/06/14	Deutsche Bank AG	0.54%	Barclays U.S. 20+ Year Treasury Bond Index	(51,660,516)
(381,137,867)	11/06/14	Morgan Stanley & Co. International PLC	0.43%	Barclays U.S. 20+ Year Treasury Bond Index	(53,988,910)
(473,562,512)	11/06/14	Societe Generale	0.34%	Barclays U.S. 20+ Year Treasury Bond Index	(75,569,663)
$(1,472,601,986)					$(203,101,013)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.4%
	Federal Home Loan Bank
$41,366,549	0.00%, due 09/02/14	$41,366,549
	U.S. Treasury Bills
13,000,000	0.00%, due 11/06/14	12,999,532
5,000,000	0.00%, due 01/08/15	4,999,735
	Total U.S. Government & Agency Securities (Cost $59,364,760)	59,365,816

	Repurchase Agreements (a)(b) — 21.5%
16,313,196	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $16,313,284	16,313,196
	Total Repurchase Agreements (Cost $16,313,196)	16,313,196

	Total Investment Securities (Cost $75,677,956) — 99.9%	75,679,012
	Other assets less liabilities — 0.1%	48,458
	Net Assets — 100.0%	$75,727,470

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $6,929,149.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,056
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,056
Federal income tax cost of investments	$75,677,956

Swap Agreements(2)

Short High Yield had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(40,209,651)	02/06/15	Citibank, N.A.	1.49%	iShares® iBoxx $High Yield Corporate Bond ETF	$(1,386,713)
(35,576,368)	12/07/15	Credit Suisse International	1.49%	iShares® iBoxx $High Yield Corporate Bond ETF	(1,784,875)
$(75,786,019)					$(3,171,588)

(1)              Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.3%
	Federal Home Loan Bank
$1,859,174	0.00%, due 09/02/14	$1,859,174
	U.S. Treasury Bill
530,000	0.00%, due 09/25/14	529,990
	Total U.S. Government & Agency Securities (Cost $2,389,164)	2,389,164

	Repurchase Agreements (a)(b) — 24.0%
695,510	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $695,513	695,510
	Total Repurchase Agreements (Cost $695,510)	695,510

	Total Investment Securities
	(Cost $3,084,674) † — 106.3%	3,084,674
	Liabilities in excess of other assets — (6.3%)	(181,680)
	Net Assets — 100.0%	$2,902,994

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $261,807.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

Short Investment Grade Corporate had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,281,546)	12/08/14	Citibank, N.A.	1.09%	iShares® iBoxx $Investment Grade Corporate Bond ETF	$(126,334)
(444,363)	12/07/15	Credit Suisse International	1.34%	iShares® iBoxx $Investment Grade Corporate Bond ETF	(113,516)
(1,182,853)	11/07/16	Goldman Sachs International	1.38%	iShares® iBoxx $Investment Grade Corporate Bond ETF	(18,492)
$(2,908,762)					$(258,342)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 68.1%
	Federal Home Loan Bank
$2,605,703	0.00%, due 09/02/14	$2,605,703
	Total U.S. Government & Agency Security (Cost $2,605,703)	2,605,703

	Repurchase Agreements (a)(b) — 31.5%
1,202,965	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,202,971	1,202,965
	Total Repurchase Agreements (Cost $1,202,965)	1,202,965

	Total Investment Securities
	(Cost $3,808,668)† — 99.6%	3,808,668
	Other assets less liabilities — 0.4%	16,079
	Net Assets — 100.0%	$3,824,747

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $281,175.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(2,164,836)	12/06/14	Bank of America, N.A.	0.40%	Barclays U.S. 3-7 Year Treasury Bond Index	$(41,036)
(4,011,969)	05/06/15	Citibank, N.A.	0.56%	Barclays U.S. 3-7 Year Treasury Bond Index	(36,835)
(1,454,323)	02/06/15	Deutsche Bank AG	0.24%	Barclays U.S. 3-7 Year Treasury Bond Index	(19,528)
$(7,631,128)					$(97,399)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 89.4%
	Federal Home Loan Bank
$110,628,424	0.00%, due 09/02/14	$110,628,424
	U.S. Treasury Bills
50,000,000	0.00%, due 11/20/14	49,999,050
70,000,000	0.00%, due 12/04/14	69,998,390
40,000,000	0.00%, due 01/08/15	39,997,680
	Total U.S. Government & Agency Securities (Cost $270,614,802)	270,623,544

	Repurchase Agreements (a)(b) — 17.8%
53,988,866	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $53,989,149	53,988,866
	Total Repurchase Agreements (Cost $53,988,866)	53,988,866

	Total Investment Securities
	(Cost $324,603,668) — 107.2%	324,612,410
	Liabilities in excess of other assets — (7.2%)	(21,849,787)
	Net Assets — 100.0%	$302,762,623

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $35,822,046.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,742
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,742
Federal income tax cost of investments	$324,603,668

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	80	12/19/14	$10,062,500	$(7,981)

Cash collateral in the amount of $114,400 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(180,679,783)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 7-10 Year Treasury Bond Index	$(4,751,677)
(55,427,920)	02/06/15	Deutsche Bank AG	0.49%	Barclays U.S. 7-10 Year Treasury Bond Index	(2,431,362)
(252,710,045)	11/06/14	Goldman Sachs International	0.49%	Barclays U.S. 7-10 Year Treasury Bond Index	(14,752,201)
(109,262,661)	11/06/14	Morgan Stanley & Co. International PLC	0.49%	Barclays U.S. 7-10 Year Treasury Bond Index	(5,138,023)
$(598,080,409)					$(27,073,263)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 88.0%
	Federal Home Loan Bank
$1,010,377,419	0.00%, due 09/02/14	$1,010,377,419
	U.S. Treasury Bills
100,000,000	0.00%, due 09/11/14	99,999,028
100,000,000	0.00%, due 09/18/14	99,998,938
130,000,000	0.00%, due 09/25/14	129,998,157
75,000,000	0.00%, due 10/09/14	74,998,813
175,000,000	0.00%, due 10/23/14	174,993,319
265,000,000	0.00%, due 11/06/14	264,992,315
285,000,000	0.00%, due 11/13/14	284,992,304
195,000,000	0.00%, due 11/20/14	194,996,295
190,000,000	0.00%, due 11/28/14	189,990,310
125,000,000	0.00%, due 12/04/14	124,997,125
150,000,000	0.00%, due 12/11/14	149,993,250
65,000,000	0.00%, due 12/18/14	64,997,595
725,000,000	0.00%, due 01/08/15	724,957,950
109,000,000	0.00%, due 01/15/15	108,991,280
	Total U.S. Government & Agency Securities (Cost $3,699,147,871)	3,699,274,098

	Repurchase Agreements (a)(b) — 40.6%
1,707,603,190	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,707,611,400	1,707,603,190
	Total Repurchase Agreements (Cost $1,707,603,190)	1,707,603,190

	Total Investment Securities
	(Cost $5,406,751,061) — 128.6%	5,406,877,288
	Liabilities in excess of other assets — (28.6%)	(1,203,893,981)
	Net Assets — 100.0%	$4,202,983,307

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,369,966,267.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,227
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$126,227
Federal income tax cost of investments	$5,406,751,061

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	1,013	12/19/14	$141,914,969	$(95,925)

Cash collateral in the amount of $2,340,030 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(2,671,458,136)	12/06/14	Bank of America, N.A.	0.40%	Barclays U.S. 20+ Year Treasury Bond Index	$(357,651,081)
(253,973,008)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	(34,376,627)
(1,252,235,500)	11/06/14	Deutsche Bank AG	0.54%	Barclays U.S. 20+ Year Treasury Bond Index	(205,106,349)
(105,421,864)	11/06/14	Goldman Sachs International	0.49%	Barclays U.S. 20+ Year Treasury Bond Index	(16,799,347)
(1,773,931,598)	11/06/14	Morgan Stanley & Co. International PLC	0.43%	Barclays U.S. 20+ Year Treasury Bond Index	(269,203,303)
(2,260,524,506)	11/06/14	Societe Generale	0.34%	Barclays U.S. 20+ Year Treasury Bond Index	(429,617,761)
$(8,317,544,612)					$(1,312,754,468)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 87.2%
	Federal Home Loan Bank
$5,934,071	0.00%, due 09/02/14	$5,934,071
	U.S. Treasury Bills
4,000,000	0.00%, due 09/04/14	3,999,991
430,000	0.00%, due 10/09/14	429,984
	Total U.S. Government & Agency Securities (Cost $10,364,046)	10,364,046

	Repurchase Agreements (a)(b) — 18.7%
2,226,877	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,226,888	2,226,877
	Total Repurchase Agreements (Cost $2,226,877)	2,226,877

	Total Investment Securities
	(Cost $12,590,923)† — 105.9%	12,590,923
	Liabilities in excess of other assets — (5.9%)	(702,744)
	Net Assets — 100.0%	$11,888,179

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,155,636.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(7,287,119)	01/06/15	Citibank, N.A.	(0.06)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(231,311)
(16,471,444)	11/06/14	Goldman Sachs International	(0.11)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(721,816)
$(23,758,563)					$(953,127)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 68.5%
	Federal Home Loan Bank
$77,989,951	0.00%, due 09/02/14	$77,989,951
	Total U.S. Government & Agency Security (Cost $77,989,951)	77,989,951

	Repurchase Agreements (a)(b) — 60.5%
68,829,990	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $68,830,333	68,829,990
	Total Repurchase Agreements (Cost $68,829,990)	68,829,990

	Total Investment Securities
	(Cost $146,819,941)† — 129.0%	146,819,941
	Liabilities in excess of other assets — (29.0%)	(32,983,507)
	Net Assets — 100.0%	$113,836,434

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $41,240,367.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	46	12/19/14	$6,444,313	$(3,331)

Cash collateral in the amount of $106,260 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(125,725,117)	02/06/15	Bank of America, N.A.	0.40%	Barclays U.S. 20+ Year Treasury Bond Index	$(10,693,576)
(91,416,492)	11/06/15	Citibank, N.A.	0.44%	Barclays U.S. 20+ Year Treasury Bond Index	(9,385,860)
(47,348,808)	01/06/15	Morgan Stanley & Co. International PLC	0.43%	Barclays U.S. 20+ Year Treasury Bond Index	(3,065,276)
(73,153,999)	05/06/15	Societe Generale	0.34%	Barclays U.S. 20+ Year Treasury Bond Index	(14,541,985)
$(337,644,416)					$(37,686,697)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 64.2%
	Consumer Discretionary — 8.0%

3	1-800-Flowers.com, Inc., Class A*	$15
1	2U, Inc.*	19
3	A.H. Belo Corp., Class A	35
9	Aaron’s, Inc.	231
10	Abercrombie & Fitch Co., Class A	418
10	Advance Auto Parts, Inc.	1,364
11	Aeropostale, Inc.*	46
52	Amazon.com, Inc.*	17,630
3	AMC Entertainment Holdings, Inc., Class A	71
8	AMC Networks, Inc., Class A*	501
9	American Axle & Manufacturing Holdings, Inc.*	163
27	American Eagle Outfitters, Inc.	380
2	American Public Education, Inc.*	61
1	America’s Car-Mart, Inc.*	42
7	Ann, Inc.*	290
14	Apollo Education Group, Inc.*	389
6	Aramark	155
2	Arctic Cat, Inc.	74
4	Asbury Automotive Group, Inc.*	279
18	Ascena Retail Group, Inc.*	313
2	Ascent Capital Group, Inc., Class A*	125
10	AutoNation, Inc.*	543
5	AutoZone, Inc.*	2,694
5	Bally Technologies, Inc.*	396
6	Barnes & Noble, Inc.*	143
4	Beazer Homes USA, Inc.*	75
4	bebe stores, inc.	13
28	Bed Bath & Beyond, Inc.*	1,799
13	Belmond Ltd., Class A*	166
40	Best Buy Co., Inc.	1,276
3	Big 5 Sporting Goods Corp.	31
8	Big Lots, Inc.	371
3	BJ’s Restaurants, Inc.*	112
3	Black Diamond, Inc.*	25
11	Bloomin’ Brands, Inc.*	183
2	Blue Nile, Inc.*	57
3	Bob Evans Farms, Inc.	130
2	Bon-Ton Stores, Inc. (The)	21
32	BorgWarner, Inc.	1,990
11	Boyd Gaming Corp.*	117
3	Bravo Brio Restaurant Group, Inc.*	43
2	Bridgepoint Education, Inc.*	25
4	Bright Horizons Family Solutions, Inc.*	163
9	Brinker International, Inc.	440
6	Brown Shoe Co., Inc.	179
13	Brunswick Corp.	559
4	Buckle, Inc. (The)	197
3	Buffalo Wild Wings, Inc.*	443
2	Build-A-Bear Workshop, Inc.*	26
15	Burger King Worldwide, Inc.	481
4	Burlington Stores, Inc.*	143
7	Cabela’s, Inc.*	427
27	Cablevision Systems Corp., Class A	500
6	Caesars Acquisition Co., Class A*	65
7	Caesars Entertainment Corp.*	94
11	Callaway Golf Co.	84
2	Capella Education Co.	130
9	Career Education Corp.*	49
31	CarMax, Inc.*	1,624
3	Carmike Cinemas, Inc.*	102
59	Carnival Corp.	2,235
2	Carriage Services, Inc.	37
5	Carrols Restaurant Group, Inc.*	36
7	Carter’s, Inc.	579
4	Cato Corp. (The), Class A	139
1	Cavco Industries, Inc.*	71
73	CBS Corp. (Non-Voting), Class B	4,328
17	CBS Outdoor Americas, Inc. (REIT)	584
10	Central European Media Enterprises Ltd., Class A*	25
11	Charter Communications, Inc., Class A*	1,726
7	Cheesecake Factory, Inc. (The)	315
10	Chegg, Inc.*	69
21	Chico’s FAS, Inc.	332
3	Children’s Place, Inc. (The)	161
4	Chipotle Mexican Grill, Inc.*	2,715
5	Choice Hotels International, Inc.	271
5	Christopher & Banks Corp.*	48
2	Churchill Downs, Inc.	188
2	Chuy’s Holdings, Inc.*	53
11	Cinedigm Corp., Class A*	21
16	Cinemark Holdings, Inc.	565
2	Citi Trends, Inc.*	47
6	Clear Channel Outdoor Holdings, Inc., Class A	42
3	ClubCorp Holdings, Inc.	56
38	Coach, Inc.	1,400
1	Collectors Universe, Inc.	20
2	Columbia Sportswear Co.	152
362	Comcast Corp., Class A	19,812
4	Conn’s, Inc.*	179
2	Container Store Group, Inc. (The)*	42
9	Cooper Tire & Rubber Co.	277
2	Cooper-Standard Holding, Inc.*	131
3	Core-Mark Holding Co., Inc.	145
2	Coupons.com, Inc.*	31
3	Cracker Barrel Old Country Store, Inc.	301
12	Crocs, Inc.*	185
5	Crown Media Holdings, Inc., Class A*	17
1	CSS Industries, Inc.	25
11	CST Brands, Inc.	383
1	Culp, Inc.	18
20	Cumulus Media, Inc., Class A*	92
45	D.R. Horton, Inc.	976
22	Dana Holding Corp.	511
18	Darden Restaurants, Inc.	852
5	Deckers Outdoor Corp.*	461
3	Del Frisco’s Restaurant Group, Inc.*	66
12	Denny’s Corp.*	82
2	Destination Maternity Corp.	39
5	Destination XL Group, Inc.*	25
9	DeVry Education Group, Inc.	386
2	Dex Media, Inc.*	23
5	Diamond Resorts International, Inc.*	125
13	Dick’s Sporting Goods, Inc.	586
4	Dillard’s, Inc., Class A	457
2	DineEquity, Inc.	166
65	DIRECTV*	5,619
32	Discovery Communications, Inc., Class A*	1,399
32	Discovery Communications, Inc., Class C*	1,375
30	DISH Network Corp., Class A*	1,944
2	Dixie Group, Inc. (The)*	19
43	Dollar General Corp.*	2,752
29	Dollar Tree, Inc.*	1,555
8	Domino’s Pizza, Inc.	604
4	Dorman Products, Inc.*	179

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10	DreamWorks Animation SKG, Inc., Class A*	$218
3	Drew Industries, Inc.	133
10	DSW, Inc., Class A	309
15	Dunkin’ Brands Group, Inc.	653
4	E.W. Scripps Co. (The), Class A*	76
3	Education Management Corp.*	4
2	Einstein Noah Restaurant Group, Inc.	28
2	Empire Resorts, Inc.*	9
3	Entercom Communications Corp., Class A*	27
8	Entravision Communications Corp., Class A	37
3	Eros International PLC*	49
1	Escalade, Inc.	14
4	Ethan Allen Interiors, Inc.	101
14	Expedia, Inc.	1,203
12	Express, Inc.*	208
13	Family Dollar Stores, Inc.	1,038
1	Famous Dave’s of America, Inc.*	27
4	Federal-Mogul Holdings Corp.*	68
4	Fiesta Restaurant Group, Inc.*	196
7	Finish Line, Inc. (The), Class A	207
8	Five Below, Inc.*	325
1	Flexsteel Industries, Inc.	35
20	Foot Locker, Inc.	1,122
542	Ford Motor Co.	9,436
7	Fossil Group, Inc.*	709
2	Fox Factory Holding Corp.*	30
6	Francesca’s Holdings Corp.*	84
5	Fred’s, Inc., Class A	71
3	FTD Cos., Inc.*	99
2	Fuel Systems Solutions, Inc.*	20
3	G-III Apparel Group Ltd.*	248
2	Gaiam, Inc., Class A*	15
16	GameStop Corp., Class A	675
32	Gannett Co., Inc.	1,080
37	Gap, Inc. (The)	1,708
17	Garmin Ltd.	924
224	General Motors Co.	7,795
3	Genesco, Inc.*	238
20	Gentex Corp.	591
5	Gentherm, Inc.*	244
21	Genuine Parts Co.	1,843
2	Global Sources Ltd.*	14
13	GNC Holdings, Inc., Class A	493
38	Goodyear Tire & Rubber Co. (The)	987
7	Grand Canyon Education, Inc.*	303
7	Gray Television, Inc.*	70
3	Group 1 Automotive, Inc.	240
67	Groupon, Inc.*	456
9	Guess?, Inc.	211
38	H&R Block, Inc.	1,274
14	Hanesbrands, Inc.	1,438
30	Harley-Davidson, Inc.	1,907
10	Harman International Industries, Inc.	1,151
7	Harte-Hanks, Inc.	49
16	Hasbro, Inc.	842
3	Haverty Furniture Cos., Inc.	70
4	Helen of Troy Ltd.*	233
1	Hemisphere Media Group, Inc.*	12
2	hhgregg, Inc.*	14
4	Hibbett Sports, Inc.*	182
19	Hilton Worldwide Holdings, Inc.*	481
191	Home Depot, Inc. (The)	17,859
13	HomeAway, Inc.*	432
15	Houghton Mifflin Harcourt Co.*	288
16	Hovnanian Enterprises, Inc., Class A*	67
5	HSN, Inc.	303
6	Hyatt Hotels Corp., Class A*	367
6	Iconix Brand Group, Inc.*	250
1	Ignite Restaurant Group, Inc.*	7
1	Installed Building Products, Inc.*	13
34	International Game Technology	573
4	International Speedway Corp., Class A	134
59	Interpublic Group of Cos., Inc. (The)	1,152
6	Interval Leisure Group, Inc.	130
2	Intrawest Resorts Holdings, Inc.*	23
4	iRobot Corp.*	130
3	Isle of Capri Casinos, Inc.*	25
3	ITT Educational Services, Inc.*	25
43	J.C. Penney Co., Inc.*	464
6	Jack in the Box, Inc.	357
3	JAKKS Pacific, Inc.*	20
2	Jamba, Inc.*	29
18	Jarden Corp.*	1,076
6	John Wiley & Sons, Inc., Class A	360
93	Johnson Controls, Inc.	4,539
1	Johnson Outdoors, Inc., Class A	26
6	Journal Communications, Inc., Class A*	60
5	K12, Inc.*	94
18	Kate Spade & Co.*	582
12	KB Home	213
2	Kirkland’s, Inc.*	36
29	Kohl’s Corp.	1,705
9	Krispy Kreme Doughnuts, Inc.*	153
34	L Brands, Inc.	2,171
6	La Quinta Holdings, Inc.*	119
11	Lamar Advertising Co., Class A	577
2	Lands’ End, Inc.*	69
53	Las Vegas Sands Corp.	3,525
7	La-Z-Boy, Inc.	149
9	LeapFrog Enterprises, Inc.*	58
11	Lear Corp.	1,112
7	Lee Enterprises, Inc.*	28
19	Leggett & Platt, Inc.	667
25	Lennar Corp., Class A	980
2	LGI Homes, Inc.*	38
3	Libbey, Inc.*	83
69	Liberty Interactive Corp., Class A*	2,037
13	Liberty Media Corp.*	640
26	Liberty Media Corp., Class C*	1,260
1	Liberty Tax, Inc.*	34
10	Liberty TripAdvisor Holdings, Inc., Class A*	358
10	Liberty Ventures*	381
6	Life Time Fitness, Inc.*	277
11	LifeLock, Inc.*	163
1	Lifetime Brands, Inc.	17
11	Lions Gate Entertainment Corp.	357
3	Lithia Motors, Inc., Class A	262
20	Live Nation Entertainment, Inc.*	439
42	LKQ Corp.*	1,193
2	Loral Space & Communications, Inc.*	150
142	Lowe’s Cos., Inc.	7,456
4	Lumber Liquidators Holdings, Inc.*	229
3	M/I Homes, Inc.*	68
51	Macy’s, Inc.	3,177
9	Madison Square Garden Co. (The), Class A*	602
1	Malibu Boats, Inc., Class A*	21
3	Marcus Corp. (The)	55

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Marine Products Corp.	$8
3	MarineMax, Inc.*	52
31	Marriott International, Inc., Class A	2,151
4	Marriott Vacations Worldwide Corp.*	238
4	Martha Stewart Living Omnimedia, Inc., Class A*	17
47	Mattel, Inc.	1,621
4	Matthews International Corp., Class A	185
2	Mattress Firm Holding Corp.*	115
9	McClatchy Co. (The), Class A*	41
138	McDonald’s Corp.	12,933
5	MDC Holdings, Inc.	145
6	MDC Partners, Inc., Class A	131
8	Media General, Inc.*	123
7	Men’s Wearhouse, Inc. (The)	378
5	Meredith Corp.	233
5	Meritage Homes Corp.*	206
52	MGM Resorts International*	1,272
29	Michael Kors Holdings Ltd.*	2,324
7	Modine Manufacturing Co.*	100
9	Mohawk Industries, Inc.*	1,314
1	Monarch Casino & Resort, Inc.*	13
4	Monro Muffler Brake, Inc.	207
4	Morgans Hotel Group Co.*	30
3	Morningstar, Inc.	206
2	Motorcar Parts of America, Inc.*	61
3	Movado Group, Inc.	111
4	Multimedia Games Holding Co., Inc.*	111
7	Murphy USA, Inc.*	381
1	NACCO Industries, Inc., Class A	52
8	National CineMedia, Inc.	117
4	Nautilus, Inc.*	47
8	Netflix, Inc.*	3,821
1	New Home Co., Inc. (The)*	14
4	New Media Investment Group, Inc.	70
4	New York & Co., Inc.*	14
19	New York Times Co. (The), Class A	235
39	Newell Rubbermaid, Inc.	1,307
69	News Corp., Class A*	1,216
4	Nexstar Broadcasting Group, Inc., Class A	183
98	NIKE, Inc., Class B	7,698
2	Noodles & Co.*	39
19	Nordstrom, Inc.	1,316
13	Norwegian Cruise Line Holdings Ltd.*	433
4	Nutrisystem, Inc.	65
1	NVR, Inc.*	1,173
75	Office Depot, Inc.*	384
36	Omnicom Group, Inc.	2,592
7	Orbitz Worldwide, Inc.*	57
15	O’Reilly Automotive, Inc.*	2,340
3	Outerwall, Inc.*	177
2	Overstock.com, Inc.*	35
2	Oxford Industries, Inc.	123
7	Pacific Sunwear of California, Inc.*	15
3	Panera Bread Co., Class A*	450
4	Papa John’s International, Inc.	158
1	Papa Murphy’s Holdings, Inc.*	9
11	Penn National Gaming, Inc.*	124
6	Penske Automotive Group, Inc.	288
7	Pep Boys-Manny Moe & Jack (The)*	78
2	Perry Ellis International, Inc.*	40
3	PetMed Express, Inc.	42
14	PetSmart, Inc.	1,002
13	Pier 1 Imports, Inc.	205
8	Pinnacle Entertainment, Inc.*	200
9	Polaris Industries, Inc.	1,308
6	Pool Corp.	340
3	Popeyes Louisiana Kitchen, Inc.*	120
2	Potbelly Corp.*	24
7	Priceline Group, Inc. (The)*	8,710
53	PulteGroup, Inc.	1,019
11	PVH Corp.	1,284
19	Quiksilver, Inc.*	55
1	R.G. Barry Corp.	19
3	Radio One, Inc., Class D*	9
8	Ralph Lauren Corp.	1,354
2	ReachLocal, Inc.*	11
2	Reading International, Inc., Class A*	17
2	Red Robin Gourmet Burgers, Inc.*	106
12	Regal Entertainment Group, Class A	253
6	Regis Corp.	91
2	Remy International, Inc.	44
7	Rent-A-Center, Inc.	195
1	Rentrak Corp.*	51
4	Restoration Hardware Holdings, Inc.*	335
4	RetailMeNot, Inc.*	75
30	Ross Stores, Inc.	2,263
23	Royal Caribbean Cruises Ltd.	1,467
9	Ruby Tuesday, Inc.*	56
5	Ruth’s Hospitality Group, Inc.	56
7	Ryland Group, Inc. (The)	260
1	Saga Communications, Inc., Class A	38
2	Salem Communications Corp., Class A	17
23	Sally Beauty Holdings, Inc.*	641
4	Scholastic Corp.	140
7	Scientific Games Corp., Class A*	71
15	Scripps Networks Interactive, Inc., Class A	1,196
4	Sears Holdings Corp.*	139
2	Sears Hometown and Outlet Stores, Inc.*	38
10	SeaWorld Entertainment, Inc.	208
8	Select Comfort Corp.*	179
2	Sequential Brands Group, Inc.*	27
30	Service Corp. International	665
6	SFX Entertainment, Inc.*	42
1	Shiloh Industries, Inc.*	17
2	Shoe Carnival, Inc.	43
5	Shutterfly, Inc.*	255
11	Signet Jewelers Ltd.	1,297
10	Sinclair Broadcast Group, Inc., Class A	291
362	Sirius XM Holdings, Inc.*	1,314
10	Six Flags Entertainment Corp.	365
3	Sizmek, Inc.*	26
5	Skechers U.S.A., Inc., Class A*	292
3	Skullcandy, Inc.*	25
8	Smith & Wesson Holding Corp.*	89
6	Sonic Automotive, Inc., Class A	148
8	Sonic Corp.*	169
9	Sotheby’s	367
5	Spartan Motors, Inc.	26
2	Speedway Motorsports, Inc.	37
1	Sportsman’s Warehouse Holdings, Inc.*	6
4	Stage Stores, Inc.	70
3	Standard Motor Products, Inc.	113
20	Standard Pacific Corp.*	167
90	Staples, Inc.	1,051
105	Starbucks Corp.	8,170
27	Starwood Hotels & Resorts Worldwide, Inc.	2,283
13	Starz, Class A*	407

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Stein Mart, Inc.	$50
2	Steiner Leisure Ltd.*	85
8	Steven Madden Ltd.*	272
4	Stoneridge, Inc.*	50
2	Strayer Education, Inc.*	121
3	Sturm Ruger & Co., Inc.	151
3	Superior Industries International, Inc.	58
2	Systemax, Inc.*	29
88	Target Corp.	5,286
5	Taylor Morrison Home Corp., Class A*	99
8	Tempur Sealy International, Inc.*	468
9	Tenneco, Inc.*	577
13	Tesla Motors, Inc.*	3,506
10	Texas Roadhouse, Inc.	266
50	Thomson Reuters Corp.	1,895
6	Thor Industries, Inc.	322
16	Tiffany & Co.	1,615
4	Tile Shop Holdings, Inc.*	46
1	Tilly’s, Inc., Class A*	8
39	Time Warner Cable, Inc.	5,769
123	Time Warner, Inc.	9,475
15	Time, Inc.*	352
98	TJX Cos., Inc. (The)	5,842
25	Toll Brothers, Inc.*	890
3	Tower International, Inc.*	101
19	Tractor Supply Co.	1,272
20	TRI Pointe Homes, Inc.*	296
16	TripAdvisor, Inc.*	1,585
15	TRW Automotive Holdings Corp.*	1,444
6	Tuesday Morning Corp.*	105
7	Tumi Holdings, Inc.*	157
7	Tupperware Brands Corp.	513
1	Turtle Beach Corp.*	7
266	Twenty-First Century Fox, Inc., Class A	9,422
1	UCP, Inc., Class A*	13
9	Ulta Salon Cosmetics & Fragrance, Inc.*	876
24	Under Armour, Inc., Class A*	1,641
2	Unifi, Inc.*	57
2	Universal Electronics, Inc.*	109
3	Universal Technical Institute, Inc.	34
15	Urban Outfitters, Inc.*	597
5	Vail Resorts, Inc.	397
6	ValueVision Media, Inc., Class A*	28
3	Vera Bradley, Inc.*	62
48	VF Corp.	3,078
60	Viacom, Inc., Class B	4,869
2	Vince Holding Corp.*	73
6	Visteon Corp.*	607
4	Vitamin Shoppe, Inc.*	157
3	VOXX International Corp.*	30
242	Walt Disney Co. (The)	21,751
2	WCI Communities, Inc.*	40
4	Weight Watchers International, Inc.	99
38	Wendy’s Co. (The)	310
2	West Marine, Inc.*	22
1	Weyco Group, Inc.	27
11	Whirlpool Corp.	1,683
2	William Lyon Homes, Class A*	51
13	Williams-Sonoma, Inc.	855
4	Winnebago Industries, Inc.*	99
14	Wolverine World Wide, Inc.	372
4	World Wrestling Entertainment, Inc., Class A	58
18	Wyndham Worldwide Corp.	1,457
11	Wynn Resorts Ltd.	2,122
62	Yum! Brands, Inc.	4,491
1	Zoe’s Kitchen, Inc.*	29
2	zulily, Inc., Class A*	66
3	Zumiez, Inc.*	97
		388,307
	Consumer Staples — 5.2%

6	22nd Century Group, Inc.*	18
12	Alliance One International, Inc.*	27
277	Altria Group, Inc.	11,933
4	Andersons, Inc. (The)	275
2	Annie’s, Inc.*	64
91	Archer-Daniels-Midland Co.	4,537
61	Avon Products, Inc.	856
7	B&G Foods, Inc.	211
1	Boston Beer Co., Inc. (The), Class A*	221
9	Boulder Brands, Inc.*	121
21	Brown-Forman Corp., Class B	1,946
21	Bunge Ltd.	1,778
2	Calavo Growers, Inc.	78
2	Cal-Maine Foods, Inc.	158
24	Campbell Soup Co.	1,076
5	Casey’s General Stores, Inc.	358
6	Central Garden and Pet Co., Class A*	54
3	Chefs’ Warehouse, Inc. (The)*	57
7	Chiquita Brands International, Inc.*	97
19	Church & Dwight Co., Inc.	1,297
18	Clorox Co. (The)	1,595
1	Coca-Cola Bottling Co. Consolidated	74
554	Coca-Cola Co. (The)	23,113
35	Coca-Cola Enterprises, Inc.	1,672
128	Colgate-Palmolive Co.	8,285
59	ConAgra Foods, Inc.	1,900
22	Constellation Brands, Inc., Class A*	1,916
61	Costco Wholesale Corp.	7,386
10	Coty, Inc., Class A	172
2	Craft Brew Alliance, Inc.*	26
1	Crimson Wine Group Ltd.*	9
163	CVS Caremark Corp.	12,950
23	Darling Ingredients, Inc.*	443
13	Dean Foods Co.	210
3	Diamond Foods, Inc.*	83
27	Dr. Pepper Snapple Group, Inc.	1,699
4	Elizabeth Arden, Inc.*	68
9	Energizer Holdings, Inc.	1,094
32	Estee Lauder Cos., Inc. (The), Class A	2,459
3	Fairway Group Holdings Corp.*	13
1	Farmer Bros Co.*	23
3	Female Health Co. (The)	12
24	Flowers Foods, Inc.	470
5	Fresh Del Monte Produce, Inc.	160
6	Fresh Market, Inc. (The)*	200
86	General Mills, Inc.	4,591
7	Hain Celestial Group, Inc. (The)*	689
12	Harbinger Group, Inc.*	155
11	Herbalife Ltd.	561
21	Hershey Co. (The)	1,920
19	Hormel Foods Corp.	963
4	IGI Laboratories, Inc.*	28
2	Ingles Markets, Inc., Class A	51
10	Ingredion, Inc.	798
2	Inter Parfums, Inc.	61
2	Inventure Foods, Inc.*	24
2	J&J Snack Foods Corp.	189
14	J.M. Smucker Co. (The)	1,436
1	John B. Sanfilippo & Son, Inc.	31

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
36	Kellogg Co.	$2,339
20	Keurig Green Mountain, Inc.	2,666
53	Kimberly-Clark Corp.	5,724
83	Kraft Foods Group, Inc.	4,889
71	Kroger Co. (The)	3,620
3	Lancaster Colony Corp.	265
4	Liberator Medical Holdings, Inc.	12
1	Lifeway Foods, Inc.*	14
2	Limoneira Co.	48
51	Lorillard, Inc.	3,045
18	McCormick & Co., Inc. (Non-Voting)	1,254
28	Mead Johnson Nutrition Co.	2,677
2	Medifast, Inc.*	67
19	Molson Coors Brewing Co., Class B	1,405
236	Mondelez International, Inc., Class A	8,541
20	Monster Beverage Corp.*	1,768
2	National Beverage Corp.*	37
1	Natural Grocers by Vitamin Cottage, Inc.*	18
2	Nature’s Sunshine Products, Inc.	33
8	Nu Skin Enterprises, Inc., Class A	358
1	Nutraceutical International Corp.*	24
1	Oil-Dri Corp. of America	30
3	Omega Protein Corp.*	45
1	Orchids Paper Products Co.	28
3	Pantry, Inc. (The)*	64
212	PepsiCo, Inc.	19,608
220	Philip Morris International, Inc.	18,828
9	Pilgrim’s Pride Corp.*	269
8	Pinnacle Foods, Inc.	259
6	Post Holdings, Inc.*	222
3	PriceSmart, Inc.	269
378	Procter & Gamble Co. (The)	31,416
2	Revlon, Inc., Class A*	68
43	Reynolds American, Inc.	2,514
136	Rite Aid Corp.*	846
5	Roundy’s, Inc.	19
32	Safeway, Inc.	1,113
3	Sanderson Farms, Inc.	280
1	Seneca Foods Corp., Class A*	30
7	Snyder’s-Lance, Inc.	191
5	SpartanNash Co.	107
3	Spectrum Brands Holdings, Inc.	260
14	Sprouts Farmers Market, Inc.*	433
28	SUPERVALU, Inc.*	267
2	Synutra International, Inc.*	11
82	Sysco Corp.	3,102
3	Tootsie Roll Industries, Inc.	85
6	TreeHouse Foods, Inc.*	495
40	Tyson Foods, Inc., Class A	1,522
7	United Natural Foods, Inc.*	450
3	Universal Corp.	158
1	USANA Health Sciences, Inc.*	73
9	Vector Group Ltd.	215
1	Village Super Market, Inc., Class A	23
133	Walgreen Co.	8,049
222	Wal-Mart Stores, Inc.	16,761
2	WD-40 Co.	137
2	Weis Markets, Inc.	86
24	WhiteWave Foods Co. (The)*	841
51	Whole Foods Market, Inc.	1,996
		252,665
	Energy — 6.1%

13	Abraxas Petroleum Corp.*	77
4	Alon USA Energy, Inc.	67
31	Alpha Natural Resources, Inc.*	122
4	American Eagle Energy Corp.*	21
4	Amyris, Inc.*	17
71	Anadarko Petroleum Corp.	8,001
7	Antero Resources Corp.*	405
54	Apache Corp.	5,499
1	Apco Oil and Gas International, Inc.*	14
5	Approach Resources, Inc.*	89
30	Arch Coal, Inc.	92
3	Ardmore Shipping Corp.	39
7	Athlon Energy, Inc.*	326
9	Atwood Oceanics, Inc.*	445
61	Baker Hughes, Inc.	4,218
4	Basic Energy Services, Inc.*	97
7	Bill Barrett Corp.*	159
5	Bonanza Creek Energy, Inc.*	307
17	BPZ Resources, Inc.*	42
5	Bristow Group, Inc.	365
6	C&J Energy Services, Inc.*	172
58	Cabot Oil & Gas Corp.	1,945
6	Callon Petroleum Co.*	64
29	Cameron International Corp.*	2,156
3	CARBO Ceramics, Inc.	323
6	Carrizo Oil & Gas, Inc.*	376
5	CHC Group Ltd.*	35
33	Cheniere Energy, Inc.*	2,649
74	Chesapeake Energy Corp.	2,013
266	Chevron Corp.	34,434
12	Cimarex Energy Co.	1,742
1	Clayton Williams Energy, Inc.*	118
10	Clean Energy Fuels Corp.*	100
9	Cloud Peak Energy, Inc.*	141
49	Cobalt International Energy, Inc.*	752
7	Comstock Resources, Inc.	171
16	Concho Resources, Inc.*	2,273
171	ConocoPhillips	13,889
32	CONSOL Energy, Inc.	1,289
2	Contango Oil & Gas Co.*	79
6	Continental Resources, Inc.*	968
2	CVR Energy, Inc.	99
1	Dawson Geophysical Co.	23
8	Delek U.S. Holdings, Inc.	280
49	Denbury Resources, Inc.	844
57	Devon Energy Corp.	4,299
10	DHT Holdings, Inc.	70
9	Diamond Offshore Drilling, Inc.	395
6	Diamondback Energy, Inc.*	518
1	Dorian LPG Ltd.*	20
11	Dresser-Rand Group, Inc.*	762
6	Dril-Quip, Inc.*	609
8	Emerald Oil, Inc.*	68
10	Energen Corp.	805
13	Energy XXI Bermuda Ltd.	214
76	EOG Resources, Inc.	8,351
5	EP Energy Corp., Class A*	97
21	EQT Corp.	2,080
3	Era Group, Inc.*	77
3	Evolution Petroleum Corp.	30
21	EXCO Resources, Inc.	101
8	Exterran Holdings, Inc.	373
600	Exxon Mobil Corp.	59,676
33	FMC Technologies, Inc.*	2,041
17	Forest Oil Corp.*	28
8	Forum Energy Technologies, Inc.*	272
5	Frank’s International N.V.	101
9	Frontline Ltd.*	18

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	FX Energy, Inc.*	$27
6	GasLog Ltd.	152
8	Gastar Exploration, Inc.*	63
2	Geospace Technologies Corp.*	82
2	Glori Energy, Inc.*	13
7	Golar LNG Ltd.	441
5	Goodrich Petroleum Corp.*	111
5	Green Plains, Inc.	223
2	Gulf Island Fabrication, Inc.	42
4	GulfMark Offshore, Inc., Class A	161
12	Gulfport Energy Corp.*	702
36	Halcon Resources Corp.*	198
1	Hallador Energy Co.	13
118	Halliburton Co.	7,978
6	Harvest Natural Resources, Inc.*	30
15	Helix Energy Solutions Group, Inc.*	410
13	Helmerich & Payne, Inc.	1,366
22	Hercules Offshore, Inc.*	74
39	Hess Corp.	3,943
28	HollyFrontier Corp.	1,401
5	Hornbeck Offshore Services, Inc.*	218
18	ION Geophysical Corp.*	62
2	Jones Energy, Inc., Class A*	38
18	Key Energy Services, Inc.*	113
92	Kinder Morgan, Inc.	3,704
37	Kodiak Oil & Gas Corp.*	602
15	Kosmos Energy Ltd.*	150
11	Laredo Petroleum, Inc.*	260
28	Magnum Hunter Resources Corp.*	193
94	Marathon Oil Corp.	3,919
35	Marathon Petroleum Corp.	3,185
10	Matador Resources Co.*	274
4	Matrix Service Co.*	113
33	McDermott International, Inc.*	238
5	Midstates Petroleum Co., Inc.*	35
4	Miller Energy Resources, Inc.*	21
2	Mitcham Industries, Inc.*	26
25	Murphy Oil Corp.	1,562
42	Nabors Industries Ltd.	1,143
60	National Oilwell Varco, Inc.	5,186
2	Natural Gas Services Group, Inc.*	59
11	Navios Maritime Acquisition Corp.	38
19	Newfield Exploration Co.*	852
12	Newpark Resources, Inc.*	148
50	Noble Energy, Inc.	3,607
12	Nordic American Tankers Ltd.	109
10	North Atlantic Drilling Ltd.	110
9	Northern Oil and Gas, Inc.*	152
2	Nuverra Environmental Solutions, Inc.*	27
14	Oasis Petroleum, Inc.*	689
110	Occidental Petroleum Corp.	11,410
15	Oceaneering International, Inc.	1,043
7	Oil States International, Inc.*	452
29	ONEOK, Inc.	2,036
3	Pacific Ethanol, Inc.*	69
1	Panhandle Oil and Gas, Inc., Class A	61
17	Parker Drilling Co.*	107
7	Parsley Energy, Inc., Class A*	153
20	Patterson-UTI Energy, Inc.	691
10	PBF Energy, Inc., Class A	284
5	PDC Energy, Inc.*	300
38	Peabody Energy Corp.	603
9	Penn Virginia Corp.*	135
8	PetroQuest Energy, Inc.*	53
2	PHI, Inc. (Non-Voting)*	86
79	Phillips 66	6,875
9	Pioneer Energy Services Corp.*	138
20	Pioneer Natural Resources Co.	4,173
2	Profire Energy, Inc.*	9
25	QEP Resources, Inc.	889
18	Quicksilver Resources, Inc.*	24
23	Range Resources Corp.	1,808
5	Renewable Energy Group, Inc.*	61
11	Resolute Energy Corp.*	88
1	REX American Resources Corp.*	107
7	Rex Energy Corp.*	107
7	Rice Energy, Inc.*	205
2	RigNet, Inc.*	93
3	Ring Energy, Inc.*	52
9	Rosetta Resources, Inc.*	450
17	Rowan Cos. PLC, Class A	515
9	RPC, Inc.	205
3	RSP Permian, Inc.*	86
7	Sanchez Energy Corp.*	232
69	SandRidge Energy, Inc.*	362
182	Schlumberger Ltd.	19,954
24	Scorpio Tankers, Inc.	229
3	SEACOR Holdings, Inc.*	245
49	Seadrill Ltd.	1,825
6	SemGroup Corp., Class A	526
5	Seventy Seven Energy, Inc.*	117
8	Ship Finance International Ltd.	158
9	SM Energy Co.	801
11	Solazyme, Inc.*	103
49	Southwestern Energy Co.*	2,018
94	Spectra Energy Corp.	3,916
8	Stone Energy Corp.*	282
22	Superior Energy Services, Inc.	788
6	Swift Energy Co.*	68
9	Synergy Resources Corp.*	121
5	Targa Resources Corp.	698
6	Teekay Corp.	368
9	Teekay Tankers Ltd., Class A	38
5	Tesco Corp.	106
18	Tesoro Corp.	1,165
11	TETRA Technologies, Inc.*	130
7	Tidewater, Inc.	356
3	TransAtlantic Petroleum Ltd.*	33
11	Triangle Petroleum Corp.*	132
21	Ultra Petroleum Corp.*	557
7	Unit Corp.*	461
7	VAALCO Energy, Inc.*	64
75	Valero Energy Corp.	4,061
29	Vantage Drilling Co.*	52
2	Vertex Energy, Inc.*	19
5	W&T Offshore, Inc.	75
10	Warren Resources, Inc.*	65
7	Western Refining, Inc.	326
2	Westmoreland Coal Co.*	84
17	Whiting Petroleum Corp.*	1,575
6	Willbros Group, Inc.*	66
104	Williams Cos., Inc. (The)	6,182
10	World Fuel Services Corp.	444
28	WPX Energy, Inc.*	745
		295,520
	Financials — 11.1%

2	1st Source Corp.	60
4	1st United Bancorp, Inc./FL	35
8	Acadia Realty Trust (REIT)	231
47	ACE Ltd.	4,998
8	Affiliated Managers Group, Inc.*	1,689

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
63	Aflac, Inc.	$3,858
4	AG Mortgage Investment Trust, Inc. (REIT)	80
2	Agree Realty Corp. (REIT)	59
7	Alexander & Baldwin, Inc.	286
10	Alexandria Real Estate Equities, Inc. (REIT)	791
2	Alleghany Corp.*	862
14	Allied World Assurance Co. Holdings AG	518
61	Allstate Corp. (The)	3,751
38	Ally Financial, Inc.*	935
2	Altisource Portfolio Solutions S.A.*	200
8	Altisource Residential Corp. (REIT)	196
6	Ambac Financial Group, Inc.*	145
5	American Assets Trust, Inc. (REIT)	175
15	American Campus Communities, Inc. (REIT)	593
49	American Capital Agency Corp. (REIT)	1,159
7	American Capital Mortgage Investment Corp. (REIT)	144
10	American Equity Investment Life Holding Co.	247
127	American Express Co.	11,373
10	American Financial Group, Inc./OH	600
21	American Homes 4 Rent, Class A (REIT)	375
202	American International Group, Inc.	11,324
1	American National Bankshares, Inc.	22
1	American National Insurance Co.	114
24	American Realty Capital Healthcare Trust, Inc. (REIT)	263
127	American Realty Capital Properties, Inc. (REIT)	1,671
4	American Residential Properties, Inc. (REIT)*	76
55	American Tower Corp. (REIT)	5,423
27	Ameriprise Financial, Inc.	3,396
4	Ameris Bancorp	92
3	AMERISAFE, Inc.	113
1	Ames National Corp.	23
3	AmREIT, Inc. (REIT)	70
4	AmTrust Financial Services, Inc.	176
132	Annaly Capital Management, Inc. (REIT)	1,571
18	Anworth Mortgage Asset Corp. (REIT)	93
41	Aon PLC	3,574
20	Apartment Investment & Management Co., Class A (REIT)	685
6	Apollo Commercial Real Estate Finance, Inc. (REIT)	101
4	Apollo Residential Mortgage, Inc. (REIT)	67
19	Arch Capital Group Ltd.*	1,056
4	Ares Commercial Real Estate Corp. (REIT)	50
4	Argo Group International Holdings Ltd.	211
3	Arlington Asset Investment Corp., Class A	85
3	Armada Hoffler Properties, Inc. (REIT)	29
50	ARMOUR Residential REIT, Inc. (REIT)	211
1	Arrow Financial Corp.	27
22	Arthur J. Gallagher & Co.	1,039
4	Artisan Partners Asset Management, Inc., Class A	222
4	Ashford Hospitality Prime, Inc. (REIT)	65
10	Ashford Hospitality Trust, Inc. (REIT)	116
9	Aspen Insurance Holdings Ltd.	383
22	Associated Banc-Corp	400
8	Associated Estates Realty Corp. (REIT)	148
10	Assurant, Inc.	667
24	Assured Guaranty Ltd.	580
12	Astoria Financial Corp.	157
2	Atlas Financial Holdings, Inc.*	29
2	AV Homes, Inc.*	32
18	AvalonBay Communities, Inc. (REIT)	2,774
3	Aviv REIT, Inc. (REIT)	88
15	Axis Capital Holdings Ltd.	723
1	Baldwin & Lyons, Inc., Class B	26
4	Banc of California, Inc.	48
1	BancFirst Corp.	64
4	Banco Latinoamericano de Comercio Exterior S.A., Class E	128
5	Bancorp, Inc. (The)/DE*	49
13	BancorpSouth, Inc.	275
7	Bank Mutual Corp.	46
1,468	Bank of America Corp.	23,620
6	Bank of Hawaii Corp.	348
1	Bank of Kentucky Financial Corp. (The)	37
1	Bank of Marin Bancorp	49
159	Bank of New York Mellon Corp. (The)	6,230
11	Bank of the Ozarks, Inc.	351
3	BankFinancial Corp.	32
14	BankUnited, Inc.	442
3	Banner Corp.	118
100	BB&T Corp.	3,733
11	BBCN Bancorp, Inc.	161
1	BBX Capital Corp., Class A*	19
4	Beneficial Mutual Bancorp, Inc.*	55
256	Berkshire Hathaway, Inc., Class B*	35,136
4	Berkshire Hills Bancorp, Inc.	99
24	BGC Partners, Inc., Class A	182
27	BioMed Realty Trust, Inc. (REIT)	606
18	BlackRock, Inc.	5,950
3	BNC Bancorp	51
2	BofI Holding, Inc.*	154
4	BOK Financial Corp.	270
11	Boston Private Financial Holdings, Inc.	134
21	Boston Properties, Inc. (REIT)	2,550
25	Brandywine Realty Trust (REIT)	400
2	Bridge Bancorp, Inc.	50
1	Bridge Capital Holdings*	22
7	Brixmor Property Group, Inc. (REIT)	166
10	Brookline Bancorp, Inc.	91
17	Brown & Brown, Inc.	555
2	Bryn Mawr Bank Corp.	59
2	Calamos Asset Management, Inc., Class A	26
1	Camden National Corp.	37
12	Camden Property Trust (REIT)	898
9	Campus Crest Communities, Inc. (REIT)	74
3	Capital Bank Financial Corp., Class A*	73
1	Capital City Bank Group, Inc.	14
80	Capital One Financial Corp.	6,565
20	Capitol Federal Financial, Inc.	247
13	Capstead Mortgage Corp. (REIT)	172
4	Cardinal Financial Corp.	71
3	CareTrust REIT, Inc. (REIT)*	52
4	Cascade Bancorp*	21
4	Cash America International, Inc.	179

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	CatchMark Timber Trust, Inc., Class A (REIT)	$36
11	Cathay General Bancorp	286
23	CBL & Associates Properties, Inc. (REIT)	437
12	CBOE Holdings, Inc.	636
39	CBRE Group, Inc., Class A*	1,239
11	Cedar Realty Trust, Inc. (REIT)	71
5	CenterState Banks, Inc.	52
2	Central Pacific Financial Corp.	35
33	Chambers Street Properties (REIT)	257
157	Charles Schwab Corp. (The)	4,476
3	Charter Financial Corp./MD	32
4	Chatham Lodging Trust (REIT)	92
5	Chemical Financial Corp.	142
7	Chesapeake Lodging Trust (REIT)	216
143	Chimera Investment Corp. (REIT)	473
34	Chubb Corp. (The)	3,126
1	CIFC Corp.	10
23	Cincinnati Financial Corp.	1,106
27	CIT Group, Inc.	1,295
424	Citigroup, Inc.	21,900
2	Citizens & Northern Corp.	39
6	Citizens, Inc./TX*	43
2	City Holding Co.	85
7	City National Corp./CA	531
4	Clifton Bancorp, Inc.	50
45	CME Group, Inc.	3,445
4	CNA Financial Corp.	155
2	CNB Financial Corp./PA	34
30	CNO Financial Group, Inc.	535
5	CoBiz Financial, Inc.	58
3	Cohen & Steers, Inc.	131
15	Colony Financial, Inc. (REIT)	336
7	Columbia Banking System, Inc.	182
17	Columbia Property Trust, Inc. (REIT)	436
25	Comerica, Inc.	1,258
11	Commerce Bancshares, Inc./MO	507
6	Community Bank System, Inc.	212
2	Community Trust Bancorp, Inc.	71
2	CommunityOne Bancorp*	19
3	ConnectOne Bancorp, Inc.	58
1	Consolidated-Tomoka Land Co.	58
3	Consumer Portfolio Services, Inc.*	21
4	CorEnergy Infrastructure Trust, Inc. (REIT)	32
3	CoreSite Realty Corp. (REIT)	105
12	Corporate Office Properties Trust (REIT)	341
16	Corrections Corp. of America (REIT)	570
31	Cousins Properties, Inc. (REIT)	393
16	Cowen Group, Inc., Class A*	65
4	Crawford & Co., Class B	36
1	Credit Acceptance Corp.*	123
47	Crown Castle International Corp. (REIT)	3,737
1	CU Bancorp*	19
20	CubeSmart (REIT)	372
7	Cullen/Frost Bankers, Inc.	550
4	Customers Bancorp, Inc.*	74
15	CVB Financial Corp.	233
5	CyrusOne, Inc. (REIT)	130
23	CYS Investments, Inc. (REIT)	217
46	DCT Industrial Trust, Inc. (REIT)	366
42	DDR Corp. (REIT)	765
27	DiamondRock Hospitality Co. (REIT)	360
19	Digital Realty Trust, Inc. (REIT)	1,240
5	Dime Community Bancshares, Inc.	77
65	Discover Financial Services	4,054
1	Donegal Group, Inc., Class A	16
20	Douglas Emmett, Inc. (REIT)	571
46	Duke Realty Corp. (REIT)	856
9	DuPont Fabros Technology, Inc. (REIT)	253
8	Dynex Capital, Inc. (REIT)	70
40	E*TRADE Financial Corp.*	890
3	Eagle Bancorp, Inc.*	101
20	East West Bancorp, Inc.	697
4	EastGroup Properties, Inc. (REIT)	259
17	Eaton Vance Corp.	666
19	Education Realty Trust, Inc. (REIT)	207
2	eHealth, Inc.*	49
1	EMC Insurance Group, Inc.	31
13	Empire State Realty Trust, Inc., Class A (REIT)	214
4	Employers Holdings, Inc.	86
4	Encore Capital Group, Inc.*	178
6	Endurance Specialty Holdings Ltd.	348
1	Enstar Group Ltd.*	142
1	Enterprise Bancorp, Inc./MA	20
3	Enterprise Financial Services Corp.	52
7	EPR Properties (REIT)	398
18	Equity Commonwealth (REIT)	484
12	Equity Lifestyle Properties, Inc. (REIT)	548
9	Equity One, Inc. (REIT)	212
50	Equity Residential (REIT)	3,323
3	Erie Indemnity Co., Class A	230
2	ESB Financial Corp.	25
6	Essent Group Ltd.*	126
9	Essex Property Trust, Inc. (REIT)	1,741
13	EverBank Financial Corp.	245
5	Evercore Partners, Inc., Class A	256
6	Everest Re Group Ltd.	983
9	Excel Trust, Inc. (REIT)	116
16	Extra Space Storage, Inc. (REIT)	843
7	EZCORP, Inc., Class A*	74
1	FBL Financial Group, Inc., Class A	47
1	FBR & Co.*	29
1	Federal Agricultural Mortgage Corp., Class C	33
9	Federal Realty Investment Trust (REIT)	1,123
13	Federated Investors, Inc., Class B	399
2	Federated National Holding Co.	49
17	FelCor Lodging Trust, Inc. (REIT)	176
2	Fidelity & Guaranty Life	45
2	Fidelity Southern Corp.	28
119	Fifth Third Bancorp	2,428
7	Financial Engines, Inc.	251
2	Financial Institutions, Inc.	48
15	First American Financial Corp.	425
1	First Bancorp, Inc./ME	17
15	First BanCorp./Puerto Rico*	78
3	First Bancorp/NC	53
10	First Busey Corp.	57
1	First Business Financial Services, Inc.	46
4	First Cash Financial Services, Inc.*	231
1	First Citizens BancShares, Inc., Class A	230
13	First Commonwealth Financial Corp.	115
2	First Community Bancshares, Inc./VA	33
2	First Connecticut Bancorp, Inc./CT	31
1	First Defiance Financial Corp.	28
8	First Financial Bancorp	133
9	First Financial Bankshares, Inc.	265

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	First Financial Corp./IN	$65
2	First Financial Northwest, Inc.	22
33	First Horizon National Corp.	401
15	First Industrial Realty Trust, Inc. (REIT)	273
3	First Interstate BancSystem, Inc.	80
5	First Merchants Corp.	102
11	First Midwest Bancorp, Inc./IL	185
2	First NBC Bank Holding Co.*	64
50	First Niagara Financial Group, Inc.	435
1	First of Long Island Corp. (The)	35
8	First Potomac Realty Trust (REIT)	106
19	First Republic Bank/CA	929
23	FirstMerit Corp.	396
3	Flagstar Bancorp, Inc.*	52
4	Flushing Financial Corp.	77
23	FNB Corp./PA	284
39	FNF Group*	1,104
13	FNFV Group*	195
23	Forest City Enterprises, Inc., Class A*	478
5	Forestar Group, Inc.*	100
2	Fox Chase Bancorp, Inc.	34
1	Franklin Financial Corp./VA*	20
55	Franklin Resources, Inc.	3,109
13	Franklin Street Properties Corp. (REIT)	158
26	Fulton Financial Corp.	300
6	FXCM, Inc., Class A	87
3	Gain Capital Holdings, Inc.	19
1	GAMCO Investors, Inc., Class A	78
12	Gaming and Leisure Properties, Inc. (REIT)	400
79	General Growth Properties, Inc. (REIT)	1,941
69	Genworth Financial, Inc., Class A*	979
10	Geo Group, Inc. (The) (REIT)	374
2	German American Bancorp, Inc.	54
4	Getty Realty Corp. (REIT)	75
11	GFI Group, Inc.	50
10	Glacier Bancorp, Inc.	272
2	Gladstone Commercial Corp. (REIT)	37
20	Glimcher Realty Trust (REIT)	225
1	Global Indemnity PLC*	27
62	Goldman Sachs Group, Inc. (The)	11,105
10	Government Properties Income Trust (REIT)	240
16	Gramercy Property Trust, Inc. (REIT)	99
1	Great Southern Bancorp, Inc.	32
4	Green Dot Corp., Class A*	76
4	Greenhill & Co., Inc.	196
4	Greenlight Capital Re Ltd., Class A*	137
2	Guaranty Bancorp	28
2	Hallmark Financial Services, Inc.*	19
5	Hampton Roads Bankshares, Inc.*	8
11	Hancock Holding Co.	366
4	Hanmi Financial Corp.	82
3	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	43
6	Hanover Insurance Group, Inc. (The)	381
63	Hartford Financial Services Group, Inc. (The)	2,334
13	Hatteras Financial Corp. (REIT)	259
14	HCC Insurance Holdings, Inc.	702
1	HCI Group, Inc.	42
64	HCP, Inc. (REIT)	2,773
43	Health Care REIT, Inc. (REIT)	2,906
13	Healthcare Realty Trust, Inc. (REIT)	324
33	Healthcare Trust of America, Inc., Class A (REIT)	411
2	Heartland Financial USA, Inc.	48
3	Heritage Commerce Corp.	25
4	Heritage Financial Corp./WA	65
1	Heritage Insurance Holdings, Inc.*	15
3	Heritage Oaks Bancorp	21
28	Hersha Hospitality Trust (REIT)	190
5	HFF, Inc., Class A	150
13	Highwoods Properties, Inc. (REIT)	553
9	Hilltop Holdings, Inc.*	191
8	Home BancShares, Inc./AR	238
10	Home Loan Servicing Solutions Ltd.	219
8	Home Properties, Inc. (REIT)	514
2	HomeStreet, Inc.	36
3	HomeTrust Bancshares, Inc.*	45
6	Horace Mann Educators Corp.	179
1	Horizon Bancorp/IN	22
21	Hospitality Properties Trust (REIT)	618
106	Host Hotels & Resorts, Inc. (REIT)	2,419
6	Howard Hughes Corp. (The)*	950
74	Hudson City Bancorp, Inc.	730
8	Hudson Pacific Properties, Inc. (REIT)	215
2	Hudson Valley Holding Corp.	36
116	Huntington Bancshares, Inc./OH	1,142
4	Iberiabank Corp.	261
6	ICG Group, Inc.*	104
1	Independence Holding Co.	14
3	Independent Bank Corp./MA	110
3	Independent Bank Corp./MI	36
1	Independent Bank Group, Inc.	51
2	Infinity Property & Casualty Corp.	137
12	Inland Real Estate Corp. (REIT)	125
8	Interactive Brokers Group, Inc., Class A	188
16	Intercontinental Exchange, Inc.	3,024
8	International Bancshares Corp.	211
2	INTL FCStone, Inc.*	38
60	Invesco Ltd.	2,450
17	Invesco Mortgage Capital, Inc. (REIT)	300
5	Investment Technology Group, Inc.*	85
50	Investors Bancorp, Inc.	530
16	Investors Real Estate Trust (REIT)	136
12	iStar Financial, Inc. (REIT)*	179
21	Janus Capital Group, Inc.	255
2	JGWPT Holdings, Inc., Class A*	27
6	Jones Lang LaSalle, Inc.	802
529	JPMorgan Chase & Co.	31,449
1	Kansas City Life Insurance Co.	46
6	KCG Holdings, Inc., Class A*	70
2	Kearny Financial Corp.*	31
6	Kemper Corp.	218
10	Kennedy-Wilson Holdings, Inc.	261
123	KeyCorp	1,674
11	Kilroy Realty Corp. (REIT)	696
57	Kimco Realty Corp. (REIT)	1,339
5	Kite Realty Group Trust (REIT)	129
2	Ladder Capital Corp., Class A*	37
14	Ladenburg Thalmann Financial Services, Inc.*	50
5	Lakeland Bancorp, Inc.	52
2	Lakeland Financial Corp.	78
15	LaSalle Hotel Properties (REIT)	548
14	Legg Mason, Inc.	690
51	Leucadia National Corp.	1,271
29	Lexington Realty Trust (REIT)	316
21	Liberty Property Trust (REIT)	744
37	Lincoln National Corp.	2,036
45	Loews Corp.	1,968

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	LPL Financial Holdings, Inc.	$584
5	LTC Properties, Inc. (REIT)	205
18	M&T Bank Corp.	2,225
4	Macatawa Bank Corp.	20
20	Macerich Co. (The) (REIT)	1,306
12	Mack-Cali Realty Corp. (REIT)	254
7	Maiden Holdings Ltd.	85
3	MainSource Financial Group, Inc.	52
2	Manning & Napier, Inc.	37
1	Marcus & Millichap, Inc.*	30
2	Markel Corp.*	1,320
5	MarketAxess Holdings, Inc.	295
1	Marlin Business Services Corp.	20
77	Marsh & McLennan Cos., Inc.	4,089
9	MB Financial, Inc.	255
20	MBIA, Inc.*	209
38	McGraw Hill Financial, Inc.	3,083
7	Meadowbrook Insurance Group, Inc.	43
24	Medical Properties Trust, Inc. (REIT)	338
2	Mercantile Bank Corp.	38
1	Merchants Bancshares, Inc./VT	30
4	Mercury General Corp.	205
3	Meridian Bancorp, Inc.*	32
1	Meta Financial Group, Inc.	38
131	MetLife, Inc.	7,171
2	Metro Bancorp, Inc.*	47
51	MFA Financial, Inc. (REIT)	430
47	MGIC Investment Corp.*	396
10	Mid-America Apartment Communities, Inc. (REIT)	723
1	MidSouth Bancorp, Inc.	19
1	MidWestOne Financial Group, Inc.	24
1	Moelis & Co.	36
8	Monmouth Real Estate Investment Corp. (REIT)	87
5	Montpelier Re Holdings Ltd.	157
26	Moody’s Corp.	2,433
214	Morgan Stanley	7,342
16	MSCI, Inc.*	738
16	NASDAQ OMX Group, Inc. (The)	696
6	National Bank Holdings Corp., Class A	122
1	National Bankshares, Inc.	29
5	National General Holdings Corp.	94
5	National Health Investors, Inc. (REIT)	323
1	National Interstate Corp.	28
16	National Penn Bancshares, Inc.	160
17	National Retail Properties, Inc. (REIT)	631
3	Nationstar Mortgage Holdings, Inc.*	105
59	Navient Corp.	1,058
1	Navigators Group, Inc. (The)*	64
6	NBT Bancorp, Inc.	144
3	Nelnet, Inc., Class A	132
39	New Residential Investment Corp. (REIT)	245
62	New York Community Bancorp, Inc.	989
13	New York Mortgage Trust, Inc. (REIT)	104
23	New York REIT, Inc. (REIT)	237
5	NewBridge Bancorp*	37
4	NewStar Financial, Inc.*	46
1	Nicholas Financial, Inc.	13
7	NMI Holdings, Inc., Class A*	68
33	Northern Trust Corp.	2,289
7	Northfield Bancorp, Inc.	92
1	Northrim BanCorp, Inc.	24
26	NorthStar Asset Management Group, Inc./NY*	481
28	NorthStar Realty Finance Corp. (REIT)	518
13	Northwest Bancshares, Inc.	164
2	OceanFirst Financial Corp.	33
15	Ocwen Financial Corp.*	419
6	OFG Bancorp	95
1	Old Line Bancshares, Inc.	15
16	Old National Bancorp/IN	209
36	Old Republic International Corp.	553
18	Omega Healthcare Investors, Inc. (REIT)	678
2	OmniAmerican Bancorp, Inc.	52
2	One Liberty Properties, Inc. (REIT)	43
3	OneBeacon Insurance Group Ltd., Class A	48
1	Oppenheimer Holdings, Inc., Class A	24
1	Opus Bank*	32
6	Oritani Financial Corp.	90
2	Owens Realty Mortgage, Inc. (REIT)	32
3	Pacific Continental Corp.	40
2	Pacific Premier Bancorp, Inc.*	30
14	PacWest Bancorp	587
1	Palmetto Bancshares, Inc.	14
2	Park National Corp.	156
6	Park Sterling Corp.	41
10	Parkway Properties, Inc./MD (REIT)	208
7	PartnerRe Ltd.	782
2	Peapack Gladstone Financial Corp.	38
9	Pebblebrook Hotel Trust (REIT)	349
1	Penns Woods Bancorp, Inc.	45
10	Pennsylvania Real Estate Investment Trust (REIT)	202
2	PennyMac Financial Services, Inc., Class A*	31
10	PennyMac Mortgage Investment Trust (REIT)	223
2	Peoples Bancorp, Inc./OH	48
1	Peoples Financial Services Corp.	50
43	People’s United Financial, Inc.	643
8	PHH Corp.*	192
1	Phoenix Cos., Inc. (The)*	61
5	Physicians Realty Trust (REIT)	74
3	PICO Holdings, Inc.*	66
22	Piedmont Office Realty Trust, Inc., Class A (REIT)	429
5	Pinnacle Financial Partners, Inc.	179
2	Piper Jaffray Cos.*	107
4	Platinum Underwriters Holdings Ltd.	250
25	Plum Creek Timber Co., Inc. (REIT)	1,016
75	PNC Financial Services Group, Inc. (The)	6,356
14	Popular, Inc.*	433
7	Portfolio Recovery Associates, Inc.*	398
8	Post Properties, Inc. (REIT)	440
6	Potlatch Corp. (REIT)	256
2	Preferred Bank/CA*	48
8	Primerica, Inc.	403
41	Principal Financial Group, Inc.	2,226
10	PrivateBancorp, Inc.	295
8	ProAssurance Corp.	370
83	Progressive Corp. (The)	2,077
70	Prologis, Inc. (REIT)	2,866
10	Prosperity Bancshares, Inc.	604
11	Protective Life Corp.	763
8	Provident Financial Services, Inc.	136
64	Prudential Financial, Inc.	5,741
3	PS Business Parks, Inc. (REIT)	245

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
20	Public Storage (REIT)	$3,504
2	Pzena Investment Management, Inc., Class A	20
2	QTS Realty Trust, Inc., Class A (REIT)	60
27	Radian Group, Inc.	393
11	RAIT Financial Trust (REIT)	89
11	Ramco-Gershenson Properties Trust (REIT)	187
17	Raymond James Financial, Inc.	929
18	Rayonier, Inc. (REIT)	617
1	RCS Capital Corp., Class A	22
1	RE/MAX Holdings, Inc., Class A	30
20	Realogy Holdings Corp.*	815
31	Realty Income Corp. (REIT)	1,386
12	Redwood Trust, Inc. (REIT)	232
13	Regency Centers Corp. (REIT)	743
1	Regional Management Corp.*	17
193	Regions Financial Corp.	1,959
10	Reinsurance Group of America, Inc.	830
6	RenaissanceRe Holdings Ltd.	614
4	Renasant Corp.	116
1	Republic Bancorp, Inc./KY, Class A	23
4	Republic First Bancorp, Inc.*	18
2	Resource America, Inc., Class A	19
18	Resource Capital Corp. (REIT)	97
13	Retail Opportunity Investments Corp. (REIT)	206
33	Retail Properties of America, Inc., Class A (REIT)	522
6	Rexford Industrial Realty, Inc. (REIT)	88
6	RLI Corp.	268
18	RLJ Lodging Trust (REIT)	537
5	Rouse Properties, Inc. (REIT)	87
6	Ryman Hospitality Properties, Inc. (REIT)	299
4	S&T Bancorp, Inc.	100
7	Sabra Health Care REIT, Inc. (REIT)	199
3	Safeguard Scientifics, Inc.*	59
2	Safety Insurance Group, Inc.	110
3	Sandy Spring Bancorp, Inc.	73
12	Santander Consumer USA Holdings, Inc.	223
1	Saul Centers, Inc. (REIT)	50
3	Seacoast Banking Corp. of Florida*	31
19	SEI Investments Co.	720
5	Select Income REIT (REIT)	140
8	Selective Insurance Group, Inc.	192
28	Senior Housing Properties Trust (REIT)	653
2	Sierra Bancorp	35
7	Signature Bank/NY*	829
5	Silver Bay Realty Trust Corp. (REIT)	83
1	Silvercrest Asset Management Group, Inc., Class A	16
2	Simmons First National Corp., Class A	80
43	Simon Property Group, Inc. (REIT)	7,311
13	SL Green Realty Corp. (REIT)	1,422
59	SLM Corp.	523
3	South State Corp.	176
3	Southside Bancshares, Inc.	103
3	Southwest Bancorp, Inc./OK	50
5	Sovran Self Storage, Inc. (REIT)	386
56	Spirit Realty Capital, Inc. (REIT)	661
3	Springleaf Holdings, Inc.*	100
1	Square 1 Financial, Inc., Class A*	19
9	St. Joe Co. (The)*	195
7	STAG Industrial, Inc. (REIT)	164
6	StanCorp Financial Group, Inc.	393
31	Starwood Property Trust, Inc. (REIT)	739
5	Starwood Waypoint Residential Trust (REIT)*	138
2	State Auto Financial Corp.	43
4	State Bank Financial Corp.	67
60	State Street Corp.	4,322
12	Sterling Bancorp/DE	152
3	Stewart Information Services Corp.	97
9	Stifel Financial Corp.*	431
2	Stock Yards Bancorp, Inc.	60
1	Stonegate Bank	27
2	Stonegate Mortgage Corp.*	29
35	Strategic Hotels & Resorts, Inc. (REIT)*	416
2	Suffolk Bancorp	42
12	Summit Hotel Properties, Inc. (REIT)	131
1	Sun Bancorp, Inc./NJ*	19
6	Sun Communities, Inc. (REIT)	322
29	Sunstone Hotel Investors, Inc. (REIT)	423
74	SunTrust Banks, Inc.	2,818
26	Susquehanna Bancshares, Inc.	268
7	SVB Financial Group*	779
4	SWS Group, Inc.*	30
11	Symetra Financial Corp.	268
19	Synovus Financial Corp.	459
37	T. Rowe Price Group, Inc.	2,997
2	Talmer Bancorp, Inc., Class A	29
13	Tanger Factory Outlet Centers, Inc. (REIT)	454
9	Taubman Centers, Inc. (REIT)	686
23	TCF Financial Corp.	363
38	TD Ameritrade Holding Corp.	1,258
2	Tejon Ranch Co.*	56
5	Terreno Realty Corp. (REIT)	101
1	Territorial Bancorp, Inc.	21
6	Texas Capital Bancshares, Inc.*	324
11	TFS Financial Corp.*	159
8	Third Point Reinsurance Ltd.*	123
1	Tiptree Financial, Inc., Class A*	7
2	Tompkins Financial Corp.	92
18	Torchmark Corp.	982
4	Towne Bank/VA	59
3	Trade Street Residential, Inc. (REIT)	21
49	Travelers Cos., Inc. (The)	4,641
1	Tree.com, Inc.*	32
2	Trico Bancshares	45
3	TriState Capital Holdings, Inc.*	29
13	TrustCo Bank Corp./NY	91
9	Trustmark Corp.	214
51	Two Harbors Investment Corp. (REIT)	547
240	U.S. Bancorp/MN	10,147
35	UDR, Inc. (REIT)	1,047
5	UMB Financial Corp.	289
3	UMH Properties, Inc. (REIT)	31
23	Umpqua Holdings Corp.	402
6	Union Bankshares Corp.	142
10	United Bankshares, Inc./WV	330
7	United Community Banks, Inc./GA	119
7	United Community Financial Corp./OH	32
7	United Financial Bancorp, Inc.	87
3	United Fire Group, Inc.	88
2	United Insurance Holdings Corp.	32
2	Universal Health Realty Income Trust (REIT)	88
4	Universal Insurance Holdings, Inc.	55
2	Univest Corp. of Pennsylvania	38

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
36	Unum Group	$1,306
3	Urstadt Biddle Properties, Inc., Class A (REIT)	64
13	Validus Holdings Ltd.	508
28	Valley National Bancorp	280
41	Ventas, Inc. (REIT)	2,697
6	ViewPoint Financial Group, Inc.	156
1	Virtus Investment Partners, Inc.	224
26	Vornado Realty Trust (REIT)	2,753
20	Voya Financial, Inc.	782
14	W. R. Berkley Corp.	677
12	Waddell & Reed Financial, Inc., Class A	654
3	Walker & Dunlop, Inc.*	43
5	Walter Investment Management Corp.*	132
14	Washington Federal, Inc.	305
22	Washington Prime Group, Inc. (REIT)	429
9	Washington Real Estate Investment Trust (REIT)	250
2	Washington Trust Bancorp, Inc.	70
5	Waterstone Financial, Inc.	57
13	Webster Financial Corp.	384
17	Weingarten Realty Investors (REIT)	582
667	Wells Fargo & Co.	34,310
4	WesBanco, Inc.	124
2	West Bancorp., Inc.	30
4	Westamerica Bancorp.	193
11	Western Alliance Bancorp.*	260
6	Western Asset Mortgage Capital Corp. (REIT)	91
1	Westwood Holdings Group, Inc.	60
73	Weyerhaeuser Co. (REIT)	2,478
1	White Mountains Insurance Group Ltd.	634
3	Whitestone REIT (REIT)	46
10	Wilshire Bancorp, Inc.	98
6	Wintrust Financial Corp.	279
15	WisdomTree Investments, Inc.*	177
1	World Acceptance Corp.*	78
14	WP Carey, Inc. (REIT)	956
1	WSFS Financial Corp.	75
38	XL Group PLC	1,299
3	Yadkin Financial Corp.*	61
28	Zions Bancorp.	816
		537,070
	Health Care — 8.6%

3	Abaxis, Inc.	143
210	Abbott Laboratories	8,870
222	AbbVie, Inc.	12,272
6	Abiomed, Inc.*	156
6	Acadia Healthcare Co., Inc.*	307
11	ACADIA Pharmaceuticals, Inc.*	264
3	Accelerate Diagnostics, Inc.*	61
2	Acceleron Pharma, Inc.*	54
11	Accuray, Inc.*	90
3	AcelRx Pharmaceuticals, Inc.*	21
1	Achaogen, Inc.*	10
14	Achillion Pharmaceuticals, Inc.*	162
6	Acorda Therapeutics, Inc.*	195
35	Actavis PLC*	7,944
3	Actinium Pharmaceuticals, Inc.*	19
1	Addus HomeCare Corp.*	22
4	Aegerion Pharmaceuticals, Inc.*	122
1	Aerie Pharmaceuticals, Inc.*	16
50	Aetna, Inc.	4,107
10	Affymetrix, Inc.*	87
9	Agenus, Inc.*	28
47	Agilent Technologies, Inc.	2,687
2	Agios Pharmaceuticals, Inc.*	92
5	Air Methods Corp.*	293
1	Akebia Therapeutics, Inc.*	23
9	Akorn, Inc.*	351
3	Albany Molecular Research, Inc.*	59
1	Alder Biopharmaceuticals, Inc.*	17
12	Alere, Inc.*	425
28	Alexion Pharmaceuticals, Inc.*	4,740
11	Align Technology, Inc.*	599
4	Alimera Sciences, Inc.*	25
20	Alkermes PLC*	895
42	Allergan, Inc.	6,875
1	Alliance HealthCare Services, Inc.*	28
25	Allscripts Healthcare Solutions, Inc.*	369
1	Almost Family, Inc.*	28
9	Alnylam Pharmaceuticals, Inc.*	627
3	AMAG Pharmaceuticals, Inc.*	68
4	Amedisys, Inc.*	84
32	AmerisourceBergen Corp.	2,476
106	Amgen, Inc.	14,774
6	AMN Healthcare Services, Inc.*	91
6	Ampio Pharmaceuticals, Inc.*	28
6	Amsurg Corp.*	323
5	Anacor Pharmaceuticals, Inc.*	116
2	Analogic Corp.	144
3	AngioDynamics, Inc.*	42
1	ANI Pharmaceuticals, Inc.*	29
2	Anika Therapeutics, Inc.*	84
16	Antares Pharma, Inc.*	38
1	Applied Genetic Technologies Corp.*	17
3	Aratana Therapeutics, Inc.*	35
31	Arena Pharmaceuticals, Inc.*	128
23	ARIAD Pharmaceuticals, Inc.*	143
18	Array BioPharma, Inc.*	71
7	Arrowhead Research Corp.*	102
5	athenahealth, Inc.*	722
4	AtriCure, Inc.*	62
1	Auspex Pharmaceuticals, Inc.*	23
7	Auxilium Pharmaceuticals, Inc.*	130
24	AVANIR Pharmaceuticals, Inc.*	149
76	Baxter International, Inc.	5,698
27	Becton, Dickinson and Co.	3,164
10	BioCryst Pharmaceuticals, Inc.*	135
6	BioDelivery Sciences International, Inc.*	96
33	Biogen Idec, Inc.*	11,320
20	BioMarin Pharmaceutical, Inc.*	1,424
10	Bio-Path Holdings, Inc.*	23
3	Bio-Rad Laboratories, Inc., Class A*	361
3	Bio-Reference Laboratories, Inc.*	87
10	BioScrip, Inc.*	85
1	BioSpecifics Technologies Corp.*	31
4	BioTelemetry, Inc.*	29
7	BioTime, Inc.*	22
3	Bluebird Bio, Inc.*	120
185	Boston Scientific Corp.*	2,346
231	Bristol-Myers Squibb Co.	11,700
22	Brookdale Senior Living, Inc.*	769
15	Bruker Corp.*	301
11	C.R. Bard, Inc.	1,633
4	Cambrex Corp.*	88
5	Cantel Medical Corp.	182
4	Capital Senior Living Corp.*	91
1	Cara Therapeutics, Inc.*	10
48	Cardinal Health, Inc.	3,538

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Cardiovascular Systems, Inc.*	$114
29	CareFusion Corp.*	1,331
2	Castlight Health, Inc., Class B*	24
29	Catamaran Corp.*	1,366
112	Celgene Corp.*	10,642
12	Celldex Therapeutics, Inc.*	191
1	Cellular Dynamics International, Inc.*	11
3	Cempra, Inc.*	32
8	Centene Corp.*	625
10	Cepheid, Inc.*	400
42	Cerner Corp.*	2,422
10	Cerus Corp.*	38
7	Charles River Laboratories International, Inc.*	414
2	Chemed Corp.	211
4	ChemoCentryx, Inc.*	20
4	Chimerix, Inc.*	102
2	Chindex International, Inc.*	48
38	Cigna Corp.	3,595
3	Clovis Oncology, Inc.*	143
16	Community Health Systems, Inc.*	868
2	Computer Programs & Systems, Inc.	123
4	CONMED Corp.	158
7	Cooper Cos., Inc. (The)	1,141
7	Corcept Therapeutics, Inc.*	19
2	CorVel Corp.*	82
8	Covance, Inc.*	663
63	Covidien PLC	5,470
4	Cross Country Healthcare, Inc.*	32
4	CryoLife, Inc.	40
19	CTI BioPharma Corp.*	49
11	Cubist Pharmaceuticals, Inc.*	759
4	Cyberonics, Inc.*	230
3	Cynosure, Inc., Class A*	68
5	Cytokinetics, Inc.*	21
9	Cytori Therapeutics, Inc.*	13
8	CytRx Corp.*	27
25	DaVita HealthCare Partners, Inc.*	1,867
22	Dendreon Corp.*	30
20	DENTSPLY International, Inc.	954
8	Depomed, Inc.*	123
3	Derma Sciences, Inc.*	25
10	DexCom, Inc.*	442
2	Durata Therapeutics, Inc.*	32
19	Dyax Corp.*	194
37	Dynavax Technologies Corp.*	53
15	Edwards Lifesciences Corp.*	1,489
1	Egalet Corp.*	10
1	Eleven Biotherapeutics, Inc.*	11
137	Eli Lilly & Co.	8,708
4	Emergent Biosolutions, Inc.*	100
1	Enanta Pharmaceuticals, Inc.*	42
21	Endo International PLC*	1,338
5	Endocyte, Inc.*	37
9	Endologix, Inc.*	124
3	Ensign Group, Inc. (The)	105
11	Envision Healthcare Holdings, Inc.*	402
5	Enzo Biochem, Inc.*	30
2	Epizyme, Inc.*	69
1	Esperion Therapeutics, Inc.*	16
12	Exact Sciences Corp.*	250
1	Exactech, Inc.*	24
5	ExamWorks Group, Inc.*	165
27	Exelixis, Inc.*	112
108	Express Scripts Holding Co.*	7,984
2	Five Prime Therapeutics, Inc.*	23
6	Five Star Quality Care, Inc.*	28
1	Flexion Therapeutics, Inc.*	14
4	Fluidigm Corp.*	109
2	Foundation Medicine, Inc.*	47
3	Galectin Therapeutics, Inc.*	19
16	Galena Biopharma, Inc.*	38
6	GenMark Diagnostics, Inc.*	65
1	Genocea Biosciences, Inc.*	13
2	Genomic Health, Inc.*	59
4	Gentiva Health Services, Inc.*	72
22	Geron Corp.*	52
214	Gilead Sciences, Inc.*	23,022
9	Globus Medical, Inc., Class A*	163
3	Greatbatch, Inc.*	137
7	Haemonetics Corp.*	250
14	Halozyme Therapeutics, Inc.*	133
5	Hanger, Inc.*	112
46	HCA Holdings, Inc.*	3,212
11	Health Net, Inc.*	519
12	HealthSouth Corp.	473
3	HealthStream, Inc.*	78
4	Healthways, Inc.*	70
2	HeartWare International, Inc.*	162
12	Henry Schein, Inc.*	1,436
3	Heron Therapeutics, Inc.*	28
8	Hill-Rom Holdings, Inc.	350
12	HMS Holdings Corp.*	274
34	Hologic, Inc.*	846
9	Horizon Pharma, Inc.*	93
23	Hospira, Inc.*	1,236
22	Humana, Inc.	2,832
2	Hyperion Therapeutics, Inc.*	52
2	ICU Medical, Inc.*	125
8	Idera Pharmaceuticals, Inc.*	23
7	IDEXX Laboratories, Inc.*	868
19	Illumina, Inc.*	3,408
12	ImmunoGen, Inc.*	142
12	Immunomedics, Inc.*	40
10	Impax Laboratories, Inc.*	246
10	IMS Health Holdings, Inc.*	279
20	Incyte Corp.*	1,084
7	Infinity Pharmaceuticals, Inc.*	79
1	Inogen, Inc.*	21
8	Inovio Pharmaceuticals, Inc.*	85
7	Insmed, Inc.*	98
8	Insulet Corp.*	289
1	Insys Therapeutics, Inc.*	35
3	Integra LifeSciences Holdings Corp.*	150
2	Intercept Pharmaceuticals, Inc.*	579
15	InterMune, Inc.*	1,102
2	Intra-Cellular Therapies, Inc.*	28
5	Intrexon Corp.*	101
5	Intuitive Surgical, Inc.*	2,350
4	Invacare Corp.	61
2	IPC The Hospitalist Co., Inc.*	97
17	Ironwood Pharmaceuticals, Inc.*	220
16	Isis Pharmaceuticals, Inc.*	652
8	Jazz Pharmaceuticals PLC*	1,303
395	Johnson & Johnson	40,973
1	K2M Group Holdings, Inc.*	14
2	Karyopharm Therapeutics, Inc.*	72
13	Keryx Biopharmaceuticals, Inc.*	236
1	Kindred Biosciences, Inc.*	11
9	Kindred Healthcare, Inc.	186
2	KYTHERA Biopharmaceuticals, Inc.*	75
12	Laboratory Corp. of America Holdings*	1,287

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Landauer, Inc.	$36
4	Lannett Co., Inc.*	158
2	LDR Holding Corp.*	54
32	Lexicon Pharmaceuticals, Inc.*	49
2	LHC Group, Inc.*	51
6	LifePoint Hospitals, Inc.*	449
3	Ligand Pharmaceuticals, Inc.*	156
5	Luminex Corp.*	94
3	MacroGenics, Inc.*	64
4	Magellan Health, Inc.*	223
16	Mallinckrodt PLC*	1,318
32	MannKind Corp.*	236
7	Masimo Corp.*	157
32	McKesson Corp.	6,241
9	MedAssets, Inc.*	207
9	Medicines Co. (The)*	231
8	Medidata Solutions, Inc.*	372
11	Medivation, Inc.*	1,004
14	MEDNAX, Inc.*	802
140	Medtronic, Inc.	8,939
408	Merck & Co., Inc.	24,525
10	Merge Healthcare, Inc.*	26
6	Meridian Bioscience, Inc.	117
6	Merit Medical Systems, Inc.*	75
14	Merrimack Pharmaceuticals, Inc.*	98
4	Mettler-Toledo International, Inc.*	1,082
13	MiMedx Group, Inc.*	92
1	Mirati Therapeutics, Inc.*	21
4	Molina Healthcare, Inc.*	191
7	Momenta Pharmaceuticals, Inc.*	83
2	MWI Veterinary Supply, Inc.*	284
52	Mylan, Inc.*	2,527
10	Myriad Genetics, Inc.*	362
1	NanoString Technologies, Inc.*	11
6	NanoViricides, Inc.*	24
1	National Healthcare Corp.	57
1	National Research Corp., Class A*	14
4	Natus Medical, Inc.*	112
21	Navidea Biopharmaceuticals, Inc.*	30
18	Nektar Therapeutics*	257
5	Neogen Corp.*	211
3	NeoStem, Inc.*	17
10	Neuralstem, Inc.*	41
11	Neurocrine Biosciences, Inc.*	179
3	NewLink Genetics Corp.*	83
5	Northwest Biotherapeutics, Inc.*	29
33	Novavax, Inc.*	155
15	NPS Pharmaceuticals, Inc.*	453
7	NuVasive, Inc.*	246
9	NxStage Medical, Inc.*	118
3	Ohr Pharmaceutical, Inc.*	25
5	Omeros Corp.*	75
14	Omnicare, Inc.	893
5	Omnicell, Inc.*	141
2	OncoMed Pharmaceuticals, Inc.*	41
10	Oncothyreon, Inc.*	23
2	Ophthotech Corp.*	78
28	OPKO Health, Inc.*	249
8	OraSure Technologies, Inc.*	67
17	Orexigen Therapeutics, Inc.*	97
9	Organovo Holdings, Inc.*	70
3	Orthofix International N.V.*	102
3	Osiris Therapeutics, Inc.*	43
2	OvaScience, Inc.*	27
9	Owens & Minor, Inc.	310
2	Oxford Immunotec Global PLC*	28
8	Pacific Biosciences of California, Inc.*	47
5	Pacira Pharmaceuticals, Inc.*	541
5	Pain Therapeutics, Inc.*	21
8	PAREXEL International Corp.*	452
12	Patterson Cos., Inc.	483
22	PDL BioPharma, Inc.	222
25	Peregrine Pharmaceuticals, Inc.*	41
16	PerkinElmer, Inc.	718
5	Pernix Therapeutics Holdings, Inc.*	43
19	Perrigo Co. PLC	2,826
891	Pfizer, Inc.	26,187
9	Pharmacyclics, Inc.*	1,120
4	PharMerica Corp.*	100
2	Phibro Animal Health Corp., Class A	38
2	PhotoMedex, Inc.*	16
5	Portola Pharmaceuticals, Inc.*	139
4	POZEN, Inc.*	33
5	Premier, Inc., Class A*	158
7	Prestige Brands Holdings, Inc.*	242
10	Progenics Pharmaceuticals, Inc.*	55
4	Prothena Corp. PLC*	92
2	Providence Service Corp. (The)*	91
3	PTC Therapeutics, Inc.*	95
3	Puma Biotechnology, Inc.*	782
33	QIAGEN N.V.*	797
7	Quality Systems, Inc.	110
20	Quest Diagnostics, Inc.	1,264
4	Quidel Corp.*	94
8	Quintiles Transnational Holdings, Inc.*	449
5	RadNet, Inc.*	33
9	Raptor Pharmaceutical Corp.*	99
3	Receptos, Inc.*	153
2	Regado Biosciences, Inc.*	2
11	Regeneron Pharmaceuticals, Inc.*	3,856
2	Regulus Therapeutics, Inc.*	14
2	Relypsa, Inc.*	51
4	Repligen Corp.*	76
3	Repros Therapeutics, Inc.*	66
20	ResMed, Inc.	1,061
3	Retrophin, Inc.*	41
1	Revance Therapeutics, Inc.*	23
12	Rigel Pharmaceuticals, Inc.*	31
6	Rockwell Medical, Inc.*	57
8	RTI Surgical, Inc.*	42
3	Sagent Pharmaceuticals, Inc.*	83
9	Salix Pharmaceuticals Ltd.*	1,432
9	Sangamo BioSciences, Inc.*	129
6	Sarepta Therapeutics, Inc.*	138
7	SciClone Pharmaceuticals, Inc.*	48
14	Seattle Genetics, Inc.*	616
11	Select Medical Holdings Corp.	154
16	Sequenom, Inc.*	59
8	Sirona Dental Systems, Inc.*	652
3	Skilled Healthcare Group, Inc., Class A*	22
6	Spectranetics Corp. (The)*	170
9	Spectrum Pharmaceuticals, Inc.*	73
40	St. Jude Medical, Inc.	2,624
5	STAAR Surgical Co.*	58
2	Stemline Therapeutics, Inc.*	23
8	STERIS Corp.	450
47	Stryker Corp.	3,916
2	Sucampo Pharmaceuticals, Inc., Class A*	14
7	Sunesis Pharmaceuticals, Inc.*	52
4	Supernus Pharmaceuticals, Inc.*	36
2	Surgical Care Affiliates, Inc.*	60

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	SurModics, Inc.*	$41
5	Symmetry Medical, Inc.*	46
3	Synageva BioPharma Corp.*	217
13	Synergy Pharmaceuticals, Inc.*	51
9	Synta Pharmaceuticals Corp.*	36
1	Tandem Diabetes Care, Inc.*	14
10	Team Health Holdings, Inc.*	585
5	Techne Corp.	478
6	Teleflex, Inc.	657
14	Tenet Healthcare Corp.*	857
3	TESARO, Inc.*	89
3	Tetraphase Pharmaceuticals, Inc.*	39
3	TG Therapeutics, Inc.*	25
15	TherapeuticsMD, Inc.*	83
3	Theravance Biopharma, Inc.*	88
12	Theravance, Inc.	283
56	Thermo Fisher Scientific, Inc.	6,732
8	Thoratec Corp.*	200
7	Threshold Pharmaceuticals, Inc.*	29
5	Tornier N.V.*	108
4	TransEnterix, Inc.*	16
3	Triple-S Management Corp., Class B*	57
1	TriVascular Technologies, Inc.*	14
2	U.S. Physical Therapy, Inc.	71
1	Ultragenyx Pharmaceutical, Inc.*	53
14	Unilife Corp.*	36
7	United Therapeutics Corp.*	825
137	UnitedHealth Group, Inc.	11,875
6	Universal American Corp.*	51
12	Universal Health Services, Inc., Class B	1,373
1	Utah Medical Products, Inc.	52
5	Vanda Pharmaceuticals, Inc.*	65
15	Varian Medical Systems, Inc.*	1,275
2	Vascular Solutions, Inc.*	48
12	VCA, Inc.*	489
5	Veeva Systems, Inc., Class A*	150
1	Veracyte, Inc.*	13
3	Verastem, Inc.*	26
1	Versartis, Inc.*	23
33	Vertex Pharmaceuticals, Inc.*	3,088
1	Vital Therapies, Inc.*	24
13	VIVUS, Inc.*	56
3	Vocera Communications, Inc.*	26
7	Volcano Corp.*	87
12	Waters Corp.*	1,241
6	WellCare Health Plans, Inc.*	395
39	WellPoint, Inc.	4,544
10	West Pharmaceutical Services, Inc.	434
7	Wright Medical Group, Inc.*	209
2	Xencor, Inc.*	21
8	XenoPort, Inc.*	41
12	XOMA Corp.*	53
4	ZELTIQ Aesthetics, Inc.*	84
23	Zimmer Holdings, Inc.	2,284
11	ZIOPHARM Oncology, Inc.*	36
70	Zoetis, Inc.	2,481
17	Zogenix, Inc.*	23
		415,376
	Industrials — 7.2%

91	3M Co.	13,104
11	A. O. Smith Corp.	540
6	AAON, Inc.	112
6	AAR Corp.	166
8	ABM Industries, Inc.	213
7	Acacia Research Corp.	125
16	ACCO Brands Corp.*	124
5	Accuride Corp.*	23
4	Aceto Corp.	77
10	Actuant Corp., Class A	337
6	Acuity Brands, Inc.	743
24	ADT Corp. (The)	885
5	Advisory Board Co. (The)*	248
14	AECOM Technology Corp.*	530
5	Aegion Corp.*	123
3	Aerovironment, Inc.*	95
13	AGCO Corp.	635
14	Air Lease Corp.	531
7	Air Transport Services Group, Inc.*	57
9	Aircastle Ltd.	172
1	Alamo Group, Inc.	49
19	Alaska Air Group, Inc.	880
4	Albany International Corp., Class A	150
2	Allegiant Travel Co.	246
13	Allegion PLC	669
4	Alliant Techsystems, Inc.	504
19	Allison Transmission Holdings, Inc.	583
4	Altra Industrial Motion Corp.	133
1	AMERCO	278
3	Ameresco, Inc., Class A*	25
101	American Airlines Group, Inc.	3,930
1	American Railcar Industries, Inc.	80
1	American Science & Engineering, Inc.	58
2	American Woodmark Corp.*	78
34	AMETEK, Inc.	1,800
4	Apogee Enterprises, Inc.	146
6	Applied Industrial Technologies, Inc.	292
6	ARC Document Solutions, Inc.*	49
4	ArcBest Corp.	144
2	Argan, Inc.	80
6	Armstrong World Industries, Inc.*	346
3	Astec Industries, Inc.	125
2	Astronics Corp.*	126
4	Atlas Air Worldwide Holdings, Inc.*	134
15	Avis Budget Group, Inc.*	1,013
4	AZZ, Inc.	185
15	B/E Aerospace, Inc.*	1,271
15	Babcock & Wilcox Co. (The)	436
7	Baltic Trading Ltd.	41
8	Barnes Group, Inc.	274
1	Barrett Business Services, Inc.	59
7	Beacon Roofing Supply, Inc.*	200
7	Blount International, Inc.*	112
102	Boeing Co. (The)	12,934
7	Brady Corp., Class A	186
7	Briggs & Stratton Corp.	141
7	Brink’s Co. (The)	192
6	Builders FirstSource, Inc.*	41
21	C.H. Robinson Worldwide, Inc.	1,433
2	CAI International, Inc.*	39
46	Capstone Turbine Corp.*	58
9	Carlisle Cos., Inc.	746
5	Casella Waste Systems, Inc., Class A*	22
87	Caterpillar, Inc.	9,489
6	CBIZ, Inc.*	52
2	CDI Corp.	30
3	Ceco Environmental Corp.	42
3	Celadon Group, Inc.	63
8	Cenveo, Inc.*	24
4	Chart Industries, Inc.*	268
14	Chicago Bridge & Iron Co. N.V.	888
14	Cintas Corp.	926

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	CIRCOR International, Inc.	$142
13	Civeo Corp.	330
7	CLARCOR, Inc.	442
8	Clean Harbors, Inc.*	484
13	Colfax Corp.*	827
3	Columbus McKinnon Corp.	75
5	Comfort Systems USA, Inc.	76
4	Commercial Vehicle Group, Inc.*	32
2	Continental Building Products, Inc.*	32
8	Con-way, Inc.	410
5	Copa Holdings S.A., Class A	615
16	Copart, Inc.*	551
5	Corporate Executive Board Co. (The)	330
2	Corporate Resource Services, Inc.*	4
15	Covanta Holding Corp.	315
1	CRA International, Inc.*	27
7	Crane Co.	487
140	CSX Corp.	4,327
3	Cubic Corp.	134
26	Cummins, Inc.	3,773
7	Curtiss-Wright Corp.	503
85	Danaher Corp.	6,512
51	Deere & Co.	4,289
118	Delta Air Lines, Inc.	4,670
7	Deluxe Corp.	417
11	DigitalGlobe, Inc.*	334
20	Donaldson Co., Inc.	837
3	Douglas Dynamics, Inc.	60
23	Dover Corp.	2,021
2	Ducommun, Inc.*	62
5	Dun & Bradstreet Corp. (The)	587
2	DXP Enterprises, Inc.*	160
5	Dycom Industries, Inc.*	156
2	Dynamic Materials Corp.	40
67	Eaton Corp. PLC	4,677
3	Echo Global Logistics, Inc.*	78
9	EMCOR Group, Inc.	389
98	Emerson Electric Co.	6,274
3	Encore Wire Corp.	127
5	Energy Recovery, Inc.*	24
7	EnerSys	450
2	Engility Holdings, Inc.*	70
4	Ennis, Inc.	58
3	Enphase Energy, Inc.*	42
3	EnPro Industries, Inc.*	204
17	Equifax, Inc.	1,339
1	Erickson, Inc.*	13
4	ESCO Technologies, Inc.	144
4	Esterline Technologies Corp.*	469
26	Exelis, Inc.	447
1	ExOne Co. (The)*	29
28	Expeditors International of Washington, Inc.	1,156
2	Exponent, Inc.	146
41	Fastenal Co.	1,857
9	Federal Signal Corp.	132
41	FedEx Corp.	6,063
19	Flowserve Corp.	1,442
22	Fluor Corp.	1,626
23	Fortune Brands Home & Security, Inc.	994
4	Forward Air Corp.	185
14	Foster Wheeler AG	457
2	Franklin Covey Co.*	38
7	Franklin Electric Co., Inc.	266
2	FreightCar America, Inc.	60
6	FTI Consulting, Inc.*	223
31	FuelCell Energy, Inc.*	79
5	Furmanite Corp.*	45
3	G&K Services, Inc., Class A	168
6	GATX Corp.	398
8	GenCorp, Inc.*	147
10	Generac Holdings, Inc.*	465
7	General Cable Corp.	150
43	General Dynamics Corp.	5,300
1,400	General Electric Co.	36,372
2	General Finance Corp.*	18
7	Genesee & Wyoming, Inc., Class A*	688
4	Gibraltar Industries, Inc.*	64
3	Global Brass & Copper Holdings, Inc.	46
2	Global Power Equipment Group, Inc.	34
3	Gorman-Rupp Co. (The)	93
2	GP Strategies Corp.*	50
8	Graco, Inc.	615
16	GrafTech International Ltd.*	140
1	Graham Corp.	31
5	Granite Construction, Inc.	176
8	Great Lakes Dredge & Dock Corp.*	61
4	Greenbrier Cos., Inc. (The)	286
6	Griffon Corp.	75
4	H&E Equipment Services, Inc.	164
11	Harsco Corp.	266
6	Hawaiian Holdings, Inc.*	94
15	HD Supply Holdings, Inc.*	417
10	Healthcare Services Group, Inc.	273
8	Heartland Express, Inc.	188
9	HEICO Corp.	466
3	Heidrick & Struggles International, Inc.	65
1	Heritage-Crystal Clean, Inc.*	16
8	Herman Miller, Inc.	238
63	Hertz Global Holdings, Inc.*	1,862
14	Hexcel Corp.*	577
4	Hill International, Inc.*	18
9	Hillenbrand, Inc.	301
6	HNI Corp.	227
109	Honeywell International, Inc.	10,380
2	Houston Wire & Cable Co.	26
5	Hub Group, Inc., Class A*	217
8	Hubbell, Inc., Class B	967
7	Huntington Ingalls Industries, Inc.	715
1	Hurco Cos., Inc.	33
3	Huron Consulting Group, Inc.*	181
1	Hyster-Yale Materials Handling, Inc.	77
3	ICF International, Inc.*	101
11	IDEX Corp.	846
10	IHS, Inc., Class A*	1,425
48	Illinois Tool Works, Inc.	4,234
38	Ingersoll-Rand PLC	2,288
5	InnerWorkings, Inc.*	43
3	Insperity, Inc.	89
3	Insteel Industries, Inc.	70
9	Interface, Inc.	153
1	International Shipholding Corp.	20
24	Iron Mountain, Inc. (REIT)	864
13	ITT Corp.	622
13	J.B. Hunt Transport Services, Inc.	982
18	Jacobs Engineering Group, Inc.*	970
35	JetBlue Airways Corp.*	428
4	John Bean Technologies Corp.	116
14	Joy Global, Inc.	884
2	Kadant, Inc.	79
4	Kaman Corp.	163
15	Kansas City Southern	1,730

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
20	KAR Auction Services, Inc.	$603
21	KBR, Inc.	462
4	Kelly Services, Inc., Class A	67
11	Kennametal, Inc.	493
5	KEYW Holding Corp. (The)*	59
4	Kforce, Inc.	80
5	Kimball International, Inc., Class B	79
8	Kirby Corp.*	954
8	Knight Transportation, Inc.	203
5	Knightsbridge Tankers Ltd.	61
7	Knoll, Inc.	128
7	Korn/Ferry International*	212
6	Kratos Defense & Security Solutions, Inc.*	45
1	L.B. Foster Co., Class A	52
12	L-3 Communications Holdings, Inc.	1,319
6	Landstar System, Inc.	407
3	Layne Christensen Co.*	34
7	Lennox International, Inc.	586
11	Lincoln Electric Holdings, Inc.	782
2	Lindsay Corp.	156
2	LMI Aerospace, Inc.*	30
38	Lockheed Martin Corp.	6,612
3	LSI Industries, Inc.	21
2	Lydall, Inc.*	55
2	Manitex International, Inc.*	27
19	Manitowoc Co., Inc. (The)	559
11	Manpowergroup, Inc.	853
3	Marten Transport Ltd.	59
50	Masco Corp.	1,174
4	Masonite International Corp.*	229
9	MasTec, Inc.*	275
6	Matson, Inc.	162
4	McGrath RentCorp	148
14	Meritor, Inc.*	191
8	Middleby Corp. (The)*	690
2	Miller Industries, Inc.	38
2	Mistras Group, Inc.*	43
7	Mobile Mini, Inc.	274
6	Moog, Inc., Class A*	425
14	MRC Global, Inc.*	347
4	MSA Safety, Inc.	221
7	MSC Industrial Direct Co., Inc., Class A	631
8	Mueller Industries, Inc.	234
22	Mueller Water Products, Inc., Class A	203
2	Multi-Color Corp.	93
3	MYR Group, Inc.*	70
1	National Presto Industries, Inc.	66
7	Navigant Consulting, Inc.*	114
11	Navios Maritime Holdings, Inc.	104
8	Navistar International Corp.*	302
4	NCI Building Systems, Inc.*	80
39	Nielsen N.V.	1,833
1	NL Industries, Inc.	9
2	NN, Inc.	58
1	Norcraft Cos., Inc.*	17
9	Nordson Corp.	730
43	Norfolk Southern Corp.	4,601
1	Nortek, Inc.*	83
30	Northrop Grumman Corp.	3,817
1	Northwest Pipe Co.*	37
15	NOW, Inc.*	495
9	Old Dominion Freight Line, Inc.*	600
8	On Assignment, Inc.*	236
8	Orbital Sciences Corp.*	214
4	Orion Marine Group, Inc.*	40
12	Oshkosh Corp.	596
16	Owens Corning	576
50	PACCAR, Inc.	3,141
15	Pall Corp.	1,266
21	Parker-Hannifin Corp.	2,426
1	Park-Ohio Holdings Corp.	58
1	Patrick Industries, Inc.*	42
1	Patriot Transportation Holding, Inc.*	35
1	Paylocity Holding Corp.*	23
23	Pendrell Corp.*	35
27	Pentair PLC	1,838
4	Performant Financial Corp.*	38
7	PGT, Inc.*	73
4	Pike Corp.*	48
28	Pitney Bowes, Inc.	758
23	Plug Power, Inc.*	128
3	Ply Gem Holdings, Inc.*	35
6	Polypore International, Inc.*	269
1	Powell Industries, Inc.	53
1	Power Solutions International, Inc.*	68
3	PowerSecure International, Inc.*	33
20	Precision Castparts Corp.	4,881
5	Primoris Services Corp.	145
3	Proto Labs, Inc.*	226
4	Quad/Graphics, Inc.	90
4	Quality Distribution, Inc.*	56
5	Quanex Building Products Corp.	90
30	Quanta Services, Inc.*	1,090
2	Quest Resource Holding Corp.*	8
28	R.R. Donnelley & Sons Co.	495
5	Raven Industries, Inc.	133
44	Raytheon Co.	4,239
3	RBC Bearings, Inc.	185
6	Regal-Beloit Corp.	426
7	Republic Airways Holdings, Inc.*	71
37	Republic Services, Inc.	1,455
5	Resources Connection, Inc.	77
5	Revolution Lighting Technologies, Inc.*	10
10	Rexnord Corp.*	292
4	Roadrunner Transportation Systems, Inc.*	101
19	Robert Half International, Inc.	954
19	Rockwell Automation, Inc.	2,216
19	Rockwell Collins, Inc.	1,463
9	Rollins, Inc.	268
14	Roper Industries, Inc.	2,108
7	RPX Corp.*	106
5	Rush Enterprises, Inc., Class A*	183
7	Ryder System, Inc.	632
5	Safe Bulkers, Inc.	44
3	Saia, Inc.*	142
19	Scorpio Bulkers, Inc.*	152
6	Simpson Manufacturing Co., Inc.	194
7	SkyWest, Inc.	63
8	Snap-on, Inc.	1,000
6	SolarCity Corp.*	412
97	Southwest Airlines Co.	3,105
2	SP Plus Corp.*	43
1	Sparton Corp.*	29
17	Spirit AeroSystems Holdings, Inc., Class A*	652
10	Spirit Airlines, Inc.*	704
6	SPX Corp.	624
2	Standex International Corp.	149
22	Stanley Black & Decker, Inc.	2,013
12	Steelcase, Inc., Class A	188

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	Stericycle, Inc.*	$1,426
3	Sterling Construction Co., Inc.*	26
2	Stock Building Supply Holdings, Inc.*	34
3	Sun Hydraulics Corp.	120
12	Swift Transportation Co.*	254
5	TAL International Group, Inc.*	221
8	Taser International, Inc.*	125
3	Team, Inc.*	120
5	Teledyne Technologies, Inc.*	485
3	Tennant Co.	209
15	Terex Corp.	561
9	Tetra Tech, Inc.	230
3	Textainer Group Holdings Ltd.	106
39	Textron, Inc.	1,482
4	Thermon Group Holdings, Inc.*	109
11	Timken Co. (The)	498
6	Titan International, Inc.	87
2	Titan Machinery, Inc.*	25
8	Toro Co. (The)	492
9	Towers Watson & Co., Class A	987
7	TransDigm Group, Inc.	1,316
5	Trex Co., Inc.*	188
6	TriMas Corp.*	190
2	TriNet Group, Inc.*	54
22	Trinity Industries, Inc.	1,064
7	Triumph Group, Inc.	486
6	TrueBlue, Inc.*	163
5	Tutor Perini Corp.*	149
1	Twin Disc, Inc.	32
64	Tyco International Ltd.	2,856
3	Ultrapetrol (Bahamas) Ltd.*	10
2	UniFirst Corp.	194
126	Union Pacific Corp.	13,264
52	United Continental Holdings, Inc.*	2,476
99	United Parcel Service, Inc., Class B	9,636
14	United Rentals, Inc.*	1,647
6	United Stationers, Inc.	244
128	United Technologies Corp.	13,821
3	Universal Forest Products, Inc.	142
1	Universal Truckload Services, Inc.	25
10	URS Corp.	606
3	US Ecology, Inc.	128
1	USA Truck, Inc.*	19
13	USG Corp.*	377
13	UTi Worldwide, Inc.*	119
4	Valmont Industries, Inc.	563
23	Verisk Analytics, Inc., Class A*	1,476
1	Veritiv Corp.*	45
3	Viad Corp.	66
2	Vicor Corp.*	16
1	VSE Corp.	59
8	W.W. Grainger, Inc.	1,970
10	Wabash National Corp.*	141
8	WABCO Holdings, Inc.*	826
13	Wabtec Corp.	1,084
5	WageWorks, Inc.*	206
17	Waste Connections, Inc.	834
65	Waste Management, Inc.	3,053
4	Watsco, Inc.	370
4	Watts Water Technologies, Inc., Class A	253
6	Werner Enterprises, Inc.	149
7	Wesco Aircraft Holdings, Inc.*	128
6	WESCO International, Inc.*	504
5	West Corp.	148
9	Woodward, Inc.	470
2	Xerium Technologies, Inc.*	30
7	XPO Logistics, Inc.*	217
26	Xylem, Inc.	969
4	YRC Worldwide, Inc.*	93
		351,234
	Information Technology — 12.1%

15	3D Systems Corp.*	803
2	A10 Networks, Inc.*	23
88	Accenture PLC, Class A	7,133
16	ACI Worldwide, Inc.*	312
69	Activision Blizzard, Inc.	1,624
6	Actuate Corp.*	27
11	Acxiom Corp.*	204
70	Adobe Systems, Inc.*	5,033
8	ADTRAN, Inc.	185
6	Advanced Energy Industries, Inc.*	116
86	Advanced Micro Devices, Inc.*	359
7	Advent Software, Inc.	226
3	Aeroflex Holding Corp.*	32
1	Aerohive Networks, Inc.*	8
2	Agilysys, Inc.*	25
25	Akamai Technologies, Inc.*	1,511
8	Alliance Data Systems Corp.*	2,117
2	Alliance Fiber Optic Products, Inc.	30
3	Alpha & Omega Semiconductor Ltd.*	28
44	Altera Corp.	1,555
4	Ambarella, Inc.*	137
1	Amber Road, Inc.*	15
22	Amdocs Ltd.	1,036
3	American Software, Inc., Class A	28
12	Amkor Technology, Inc.*	125
22	Amphenol Corp., Class A	2,266
44	Analog Devices, Inc.	2,249
6	Angie’s List, Inc.*	46
4	Anixter International, Inc.	357
13	ANSYS, Inc.*	1,057
11	AOL, Inc.*	475
842	Apple, Inc.	86,305
170	Applied Materials, Inc.	3,928
11	Applied Micro Circuits Corp.*	93
2	Applied Optoelectronics, Inc.*	43
18	ARRIS Group, Inc.*	551
14	Arrow Electronics, Inc.*	872
15	Aruba Networks, Inc.*	320
13	Aspen Technology, Inc.*	534
59	Atmel Corp.*	523
2	Audience, Inc.*	17
32	Autodesk, Inc.*	1,717
67	Automatic Data Processing, Inc.	5,593
35	Avago Technologies Ltd.	2,873
5	AVG Technologies N.V.*	88
19	Avnet, Inc.	846
7	AVX Corp.	96
16	Axcelis Technologies, Inc.*	32
2	Badger Meter, Inc.	104
9	Bankrate, Inc.*	126
1	Barracuda Networks, Inc.*	25
7	Bazaarvoice, Inc.*	51
1	Bel Fuse, Inc., Class B	24
6	Belden, Inc.	438
8	Benchmark Electronics, Inc.*	197
1	Benefitfocus, Inc.*	33
2	Black Box Corp.	47
6	Blackbaud, Inc.	233
7	Blackhawk Network Holdings, Inc.*	193
6	Blucora, Inc.*	93

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10	Booz Allen Hamilton Holding Corp.	$222
1	Borderfree, Inc.*	14
5	Bottomline Technologies (de), Inc.*	141
4	Brightcove, Inc.*	24
75	Broadcom Corp., Class A	2,954
17	Broadridge Financial Solutions, Inc.	723
4	BroadSoft, Inc.*	95
61	Brocade Communications Systems, Inc.	644
9	Brooks Automation, Inc.	102
45	CA, Inc.	1,271
3	Cabot Microelectronics Corp.*	129
3	CACI International, Inc., Class A*	216
40	Cadence Design Systems, Inc.*	706
5	CalAmp Corp.*	96
6	Calix, Inc.*	63
6	Callidus Software, Inc.*	69
2	Carbonite, Inc.*	21
6	Cardtronics, Inc.*	213
1	Care.com, Inc.*	9
2	Cascade Microtech, Inc.*	22
2	Cass Information Systems, Inc.	94
7	Cavium, Inc.*	393
12	CDW Corp.	396
3	CEVA, Inc.*	45
3	ChannelAdvisor Corp.*	49
6	Checkpoint Systems, Inc.*	83
11	Ciber, Inc.*	42
15	Ciena Corp.*	310
9	Cirrus Logic, Inc.*	218
715	Cisco Systems, Inc.	17,868
23	Citrix Systems, Inc.*	1,616
2	Clearfield, Inc.*	27
12	Cognex Corp.*	504
85	Cognizant Technology Solutions Corp., Class A*	3,887
3	Coherent, Inc.*	193
4	Cohu, Inc.	49
9	CommScope Holding Co., Inc.*	232
7	CommVault Systems, Inc.*	386
20	Computer Sciences Corp.	1,196
2	Computer Task Group, Inc.	26
31	Compuware Corp.	290
5	comScore, Inc.*	192
2	Comtech Telecommunications Corp.	76
3	Comverse, Inc.*	74
7	Concur Technologies, Inc.*	703
4	Constant Contact, Inc.*	125
2	Control4 Corp.*	30
14	Convergys Corp.	269
9	Conversant, Inc.*	248
13	CoreLogic, Inc.*	368
7	Cornerstone OnDemand, Inc.*	262
183	Corning, Inc.	3,817
5	CoStar Group, Inc.*	724
1	Covisint Corp.*	5
6	Cray, Inc.*	169
17	Cree, Inc.*	775
5	CSG Systems International, Inc.	139
5	CTS Corp.	89
3	CUI Global, Inc.*	22
3	Cvent, Inc.*	75
4	Cyan, Inc.*	15
22	Cypress Semiconductor Corp.*	243
5	Daktronics, Inc.	66
3	Datalink Corp.*	37
7	Dealertrack Technologies, Inc.*	313
1	Demand Media, Inc.*	13
4	Demandware, Inc.*	213
5	Dice Holdings, Inc.*	42
9	Diebold, Inc.	342
4	Digi International, Inc.*	33
1	Digimarc Corp.	24
5	Digital River, Inc.*	76
5	Diodes, Inc.*	127
7	Dolby Laboratories, Inc., Class A*	326
8	Dot Hill Systems Corp.*	29
3	DSP Group, Inc.*	27
4	DST Systems, Inc.	371
2	DTS, Inc.*	48
3	E2open, Inc.*	45
14	EarthLink Holdings Corp.	58
2	Eastman Kodak Co.*	46
177	eBay, Inc.*	9,824
4	Ebix, Inc.	62
6	EchoStar Corp., Class A*	303
2	Electro Rent Corp.	30
3	Electro Scientific Industries, Inc.	22
44	Electronic Arts, Inc.*	1,665
7	Electronics For Imaging, Inc.*	308
4	Ellie Mae, Inc.*	143
286	EMC Corp.	8,446
11	Emulex Corp.*	60
4	Endurance International Group Holdings, Inc.*	54
4	EnerNOC, Inc.*	79
19	Entegris, Inc.*	231
12	Entropic Communications, Inc.*	32
5	Envestnet, Inc.*	230
5	EPAM Systems, Inc.*	188
4	EPIQ Systems, Inc.	58
1	ePlus, Inc.*	58
7	Equinix, Inc.*	1,528
7	Euronet Worldwide, Inc.*	373
9	EVERTEC, Inc.	207
1	Everyday Health, Inc.*	15
6	Exar Corp.*	60
5	ExlService Holdings, Inc.*	136
13	Extreme Networks, Inc.*	69
11	F5 Networks, Inc.*	1,366
5	Fabrinet*	81
276	Facebook, Inc., Class A*	20,650
6	FactSet Research Systems, Inc.	764
4	Fair Isaac Corp.	233
17	Fairchild Semiconductor International, Inc.*	298
2	FARO Technologies, Inc.*	116
6	FEI Co.	504
40	Fidelity National Information Services, Inc.	2,270
14	Finisar Corp.*	284
12	FireEye, Inc.*	374
10	First Solar, Inc.*	697
35	Fiserv, Inc.*	2,256
2	Five9, Inc.*	12
12	FleetCor Technologies, Inc.*	1,724
5	FleetMatics Group PLC*	164
20	FLIR Systems, Inc.	676
8	FormFactor, Inc.*	56
2	Forrester Research, Inc.	78
19	Fortinet, Inc.*	490
15	Freescale Semiconductor Ltd.*	316
13	Gartner, Inc.*	970

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
22	Genpact Ltd.*	$383
3	Gigamon, Inc.*	33
9	Global Cash Access Holdings, Inc.*	70
5	Global Eagle Entertainment, Inc.*	63
10	Global Payments, Inc.	727
13	Glu Mobile, Inc.*	67
8	Gogo, Inc.*	135
39	Google, Inc., Class A*	22,712
40	Google, Inc., Class C*	22,864
1	GrubHub, Inc.*	38
4	GSI Group, Inc.*	51
19	GT Advanced Technologies, Inc.*	338
2	GTT Communications, Inc.*	24
2	Guidance Software, Inc.*	16
9	Guidewire Software, Inc.*	410
4	Hackett Group, Inc. (The)	25
13	Harmonic, Inc.*	85
15	Harris Corp.	1,071
5	Heartland Payment Systems, Inc.	239
265	Hewlett-Packard Co.	10,070
5	Higher One Holdings, Inc.*	19
10	IAC/InterActiveCorp	696
5	iGATE Corp.*	187
7	II-VI, Inc.*	98
4	Immersion Corp.*	42
3	Imperva, Inc.*	87
17	Infinera Corp.*	180
8	Infoblox, Inc.*	108
15	Informatica Corp.*	511
5	Information Services Group, Inc.*	21
22	Ingram Micro, Inc., Class A*	634
4	Inphi Corp.*	60
6	Insight Enterprises, Inc.*	157
19	Integrated Device Technology, Inc.*	313
4	Integrated Silicon Solution, Inc.	59
695	Intel Corp.	24,269
2	Interactive Intelligence Group, Inc.*	86
6	InterDigital, Inc.	266
8	Internap Network Services Corp.*	55
132	International Business Machines Corp.	25,384
10	International Rectifier Corp.*	394
18	Intersil Corp., Class A	271
3	Intevac, Inc.*	21
5	Intralinks Holdings, Inc.*	39
40	Intuit, Inc.	3,327
10	InvenSense, Inc.*	259
5	IPG Photonics Corp.*	343
5	Itron, Inc.*	211
8	Ixia*	77
3	IXYS Corp.	36
7	j2 Global, Inc.	374
28	Jabil Circuit, Inc.	604
12	Jack Henry & Associates, Inc.	694
32	JDS Uniphase Corp.*	370
6	Jive Software, Inc.*	42
66	Juniper Networks, Inc.	1,531
6	Kemet Corp.*	30
23	KLA-Tencor Corp.	1,758
12	Knowles Corp.*	395
10	Kofax Ltd.*	79
9	Kopin Corp.*	36
2	KVH Industries, Inc.*	25
23	Lam Research Corp.	1,654
16	Lattice Semiconductor Corp.*	120
9	Leidos Holdings, Inc.	339
9	Lexmark International, Inc., Class A	455
8	Limelight Networks, Inc.*	19
33	Linear Technology Corp.	1,489
15	LinkedIn Corp., Class A*	3,386
9	Lionbridge Technologies, Inc.*	42
3	Liquidity Services, Inc.*	46
3	Littelfuse, Inc.	276
8	LivePerson, Inc.*	103
3	LogMeIn, Inc.*	127
1	Luxoft Holding, Inc.*	36
2	M/A-COM Technology Solutions Holdings, Inc.*	47
11	Manhattan Associates, Inc.*	318
3	ManTech International Corp., Class A	87
5	Marchex, Inc., Class B	43
4	Marin Software, Inc.*	33
4	Marketo, Inc.*	117
57	Marvell Technology Group Ltd.	793
140	MasterCard, Inc., Class A	10,613
2	Mavenir Systems, Inc.*	22
39	Maxim Integrated Products, Inc.	1,205
9	MAXIMUS, Inc.	371
4	MaxLinear, Inc., Class A*	37
4	Maxwell Technologies, Inc.*	41
2	Measurement Specialties, Inc.*	172
14	Mentor Graphics Corp.	305
5	Mercury Systems, Inc.*	56
5	Methode Electronics, Inc.	169
6	Micrel, Inc.	75
28	Microchip Technology, Inc.	1,367
149	Micron Technology, Inc.*	4,857
10	MICROS Systems, Inc.*	680
13	Microsemi Corp.*	346
1,154	Microsoft Corp.	52,426
1	MicroStrategy, Inc., Class A*	139
11	Millennial Media, Inc.*	26
7	MKS Instruments, Inc.	238
3	Model N, Inc.*	28
5	ModusLink Global Solutions, Inc.*	20
4	MoneyGram International, Inc.*	56
5	Monolithic Power Systems, Inc.	239
6	Monotype Imaging Holdings, Inc.	176
13	Monster Worldwide, Inc.*	75
31	Motorola Solutions, Inc.	1,841
6	Move, Inc.*	95
2	MTS Systems Corp.	142
1	Multi-Fineline Electronix, Inc.*	10
3	Nanometrics, Inc.*	50
14	National Instruments Corp.	464
23	NCR Corp.*	786
46	NetApp, Inc.	1,939
5	NETGEAR, Inc.*	166
5	NetScout Systems, Inc.*	230
6	NetSuite, Inc.*	526
8	NeuStar, Inc., Class A*	236
6	Newport Corp.*	113
9	NIC, Inc.	169
1	Nimble Storage, Inc.*	27
37	Nuance Communications, Inc.*	629
2	Numerex Corp., Class A*	23
1	NVE Corp.*	69
78	NVIDIA Corp.	1,517
13	Oclaro, Inc.*	23
8	OmniVision Technologies, Inc.*	217
62	ON Semiconductor Corp.*	605
3	Oplink Communications, Inc.	58
1	OPOWER, Inc.*	16

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
459	Oracle Corp.	$19,062
3	OSI Systems, Inc.*	209
7	Palo Alto Networks, Inc.*	595
29	Pandora Media, Inc.*	784
1	Park City Group, Inc.*	10
3	Park Electrochemical Corp.	84
14	ParkerVision, Inc.*	17
45	Paychex, Inc.	1,874
1	Paycom Software, Inc.*	18
1	PC Connection, Inc.	23
4	PDF Solutions, Inc.*	80
5	Pegasystems, Inc.	111
4	Peregrine Semiconductor Corp.*	50
5	Perficient, Inc.*	86
3	Pericom Semiconductor Corp.*	29
9	Photronics, Inc.*	79
6	Plantronics, Inc.	286
5	Plexus Corp.*	206
24	PMC-Sierra, Inc.*	177
19	Polycom, Inc.*	252
4	Power Integrations, Inc.	239
4	PRGX Global, Inc.*	25
3	Procera Networks, Inc.*	31
7	Progress Software Corp.*	162
5	Proofpoint, Inc.*	199
3	PROS Holdings, Inc.*	77
17	PTC, Inc.*	658
1	Q2 Holdings, Inc.*	15
1	QAD, Inc., Class A	21
13	Qlik Technologies, Inc.*	367
12	QLogic Corp.*	109
236	QUALCOMM, Inc.	17,960
3	Qualys, Inc.*	73
31	Quantum Corp.*	39
8	QuickLogic Corp.*	27
5	QuinStreet, Inc.*	24
16	Rackspace Hosting, Inc.*	554
3	Rally Software Development Corp.*	35
16	Rambus, Inc.*	199
6	RealD, Inc.*	56
3	RealNetworks, Inc.*	23
7	RealPage, Inc.*	113
26	Red Hat, Inc.*	1,584
1	Reis, Inc.	24
40	RF Micro Devices, Inc.*	499
1	Rightside Group Ltd.*	17
22	Riverbed Technology, Inc.*	414
3	Rocket Fuel, Inc.*	49
4	Rofin-Sinar Technologies, Inc.*	96
3	Rogers Corp.*	181
3	Rosetta Stone, Inc.*	26
13	Rovi Corp.*	301
1	Rubicon Project, Inc. (The)*	10
4	Rubicon Technology, Inc.*	25
9	Ruckus Wireless, Inc.*	125
5	Rudolph Technologies, Inc.*	48
6	Sabre Corp.	109
86	salesforce.com, inc.*	5,082
32	SanDisk Corp.	3,135
11	Sanmina Corp.*	258
3	Sapiens International Corp. N.V.*	25
16	Sapient Corp.*	232
4	ScanSource, Inc.*	154
6	Science Applications International Corp.	277
4	SciQuest, Inc.*	64
5	Seachange International, Inc.*	38
9	Semtech Corp.*	235
20	ServiceNow, Inc.*	1,223
10	ServiceSource International, Inc.*	38
9	ShoreTel, Inc.*	60
2	Shutterstock, Inc.*	142
5	Silicon Graphics International Corp.*	49
11	Silicon Image, Inc.*	56
6	Silicon Laboratories, Inc.*	272
5	Silver Spring Networks, Inc.*	52
26	Skyworks Solutions, Inc.	1,473
9	SolarWinds, Inc.*	385
10	Solera Holdings, Inc.	610
34	Sonus Networks, Inc.*	128
8	Spansion, Inc., Class A*	178
7	Speed Commerce, Inc.*	23
17	Splunk, Inc.*	917
2	SPS Commerce, Inc.*	112
10	SS&C Technologies Holdings, Inc.*	453
2	Stamps.com, Inc.*	67
7	Stratasys Ltd.*	840
37	SunEdison, Inc.*	815
6	SunPower Corp.*	229
5	Super Micro Computer, Inc.*	122
6	Sykes Enterprises, Inc.*	126
97	Symantec Corp.	2,355
5	Synaptics, Inc.*	411
5	Synchronoss Technologies, Inc.*	221
4	SYNNEX Corp.*	279
22	Synopsys, Inc.*	900
2	Syntel, Inc.*	179
5	Tableau Software, Inc., Class A*	327
12	Take-Two Interactive Software, Inc.*	282
5	Tangoe, Inc.*	70
5	Tech Data Corp.*	338
2	TechTarget, Inc.*	17
7	TeleCommunication Systems, Inc., Class A*	21
4	Telenav, Inc.*	28
2	TeleTech Holdings, Inc.*	54
22	Teradata Corp.*	1,005
29	Teradyne, Inc.	597
1	Tessco Technologies, Inc.	32
7	Tessera Technologies, Inc.	207
151	Texas Instruments, Inc.	7,275
3	Textura Corp.*	86
23	TIBCO Software, Inc.*	479
16	TiVo, Inc.*	225
23	Total System Services, Inc.	724
1	Travelzoo, Inc.*	17
5	Tremor Video, Inc.*	15
36	Trimble Navigation Ltd.*	1,197
24	TriQuint Semiconductor, Inc.*	496
1	TrueCar, Inc.*	21
5	Trulia, Inc.*	308
8	TTM Technologies, Inc.*	61
67	Twitter, Inc.*	3,333
5	Tyler Technologies, Inc.*	445
4	Ubiquiti Networks, Inc.*	181
4	Ultimate Software Group, Inc. (The)*	588
4	Ultra Clean Holdings, Inc.*	39
4	Ultratech, Inc.*	103
7	Unisys Corp.*	164
6	Universal Display Corp.*	208
14	Unwired Planet, Inc.*	29
17	Vantiv, Inc., Class A*	532
1	Varonis Systems, Inc.*	24

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	VASCO Data Security International, Inc.*	$59
6	Veeco Instruments, Inc.*	212
16	VeriFone Systems, Inc.*	559
8	Verint Systems, Inc.*	401
17	VeriSign, Inc.*	970
6	ViaSat, Inc.*	342
1	Viasystems Group, Inc.*	11
11	Violin Memory, Inc.*	46
6	VirnetX Holding Corp.*	89
4	Virtusa Corp.*	136
70	Visa, Inc., Class A	14,876
19	Vishay Intertechnology, Inc.	304
2	Vishay Precision Group, Inc.*	31
5	Vistaprint N.V.*	241
8	Vitesse Semiconductor Corp.*	27
12	VMware, Inc., Class A*	1,183
10	Vringo, Inc.*	10
7	Web.com Group, Inc.*	133
5	WebMD Health Corp.*	242
31	Western Digital Corp.	3,193
75	Western Union Co. (The)	1,310
5	WEX, Inc.*	568
2	Wix.com Ltd.*	33
13	Workday, Inc., Class A*	1,184
7	Xcerra Corp.*	73
163	Xerox Corp.	2,251
37	Xilinx, Inc.	1,563
4	XO Group, Inc.*	47
4	Xoom Corp.*	91
141	Yahoo!, Inc.*	5,430
7	Yelp, Inc.*	577
3	YuMe, Inc.*	16
7	Zebra Technologies Corp., Class A*	546
2	Zendesk, Inc.*	54
4	Zillow, Inc., Class A*	574
8	Zix Corp.*	31
101	Zynga, Inc., Class A*	292
		584,774
	Materials — 2.5%

4	A. Schulman, Inc.	155
3	A.M. Castle & Co.*	29
3	Advanced Emissions Solutions, Inc.*	65
1	AEP Industries, Inc.*	42
30	Air Products & Chemicals, Inc.	3,996
10	Airgas, Inc.	1,104
19	AK Steel Holding Corp.*	208
11	Albemarle Corp.	699
164	Alcoa, Inc.	2,724
15	Allegheny Technologies, Inc.	633
15	Allied Nevada Gold Corp.*	57
4	American Vanguard Corp.	54
1	Ampco-Pittsburgh Corp.	21
9	AptarGroup, Inc.	577
11	Ashland, Inc.	1,179
13	Avery Dennison Corp.	626
10	Axiall Corp.	416
4	Balchem Corp.	206
19	Ball Corp.	1,218
14	Bemis Co., Inc.	570
13	Berry Plastics Group, Inc.*	313
6	Boise Cascade Co.*	180
9	Cabot Corp.	493
7	Calgon Carbon Corp.*	149
7	Carpenter Technology Corp.	383
22	Celanese Corp.	1,376
7	Century Aluminum Co.*	175
7	CF Industries Holdings, Inc.	1,804
1	Chase Corp.	36
13	Chemtura Corp.*	321
3	Clearwater Paper Corp.*	208
21	Cliffs Natural Resources, Inc.	316
14	Coeur Mining, Inc.*	111
16	Commercial Metals Co.	277
5	Compass Minerals International, Inc.	445
19	Crown Holdings, Inc.*	917
5	Cytec Industries, Inc.	515
2	Deltic Timber Corp.	133
9	Domtar Corp.	336
168	Dow Chemical Co. (The)	8,996
128	E.I. du Pont de Nemours & Co.	8,462
7	Eagle Materials, Inc.	713
21	Eastman Chemical Co.	1,732
37	Ecolab, Inc.	4,248
10	Ferro Corp.*	135
8	Flotek Industries, Inc.*	222
19	FMC Corp.	1,257
145	Freeport-McMoRan, Inc.	5,274
3	FutureFuel Corp.	42
9	Globe Specialty Metals, Inc.	185
5	Gold Resource Corp.	31
46	Graphic Packaging Holding Co.*	588
4	Greif, Inc., Class A	192
7	H.B. Fuller Co.	329
1	Handy & Harman Ltd.*	26
1	Hawkins, Inc.	37
2	Haynes International, Inc.	99
10	Headwaters, Inc.*	130
48	Hecla Mining Co.	157
7	Horsehead Holding Corp.*	141
28	Huntsman Corp.	753
3	Innophos Holdings, Inc.	174
3	Innospec, Inc.	127
11	International Flavors & Fragrances, Inc.	1,118
60	International Paper Co.	2,907
8	Intrepid Potash, Inc.*	123
3	Kaiser Aluminum Corp.	242
12	KapStone Paper and Packaging Corp.*	369
1	KMG Chemicals, Inc.	17
3	Koppers Holdings, Inc.	111
5	Kraton Performance Polymers, Inc.*	102
3	Kronos Worldwide, Inc.	47
4	Landec Corp.*	53
20	Louisiana-Pacific Corp.*	285
3	LSB Industries, Inc.*	120
62	LyondellBasell Industries N.V., Class A	7,090
2	Marrone Bio Innovations, Inc.*	12
9	Martin Marietta Materials, Inc.	1,179
3	Materion Corp.	98
23	MeadWestvaco Corp.	989
5	Minerals Technologies, Inc.	313
25	Molycorp, Inc.*	45
73	Monsanto Co.	8,442
47	Mosaic Co. (The)	2,245
4	Myers Industries, Inc.	79
2	Neenah Paper, Inc.	109
1	NewMarket Corp.	407
70	Newmont Mining Corp.	1,896
6	Noranda Aluminum Holding Corp.	24
44	Nucor Corp.	2,390
11	Olin Corp.	300

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Olympic Steel, Inc.	$24
4	OM Group, Inc.	106
7	OMNOVA Solutions, Inc.*	59
23	Owens-Illinois, Inc.*	708
6	P. H. Glatfelter Co.	150
14	Packaging Corp. of America	952
12	Platform Specialty Products Corp.*	328
13	PolyOne Corp.	510
19	PPG Industries, Inc.	3,911
41	Praxair, Inc.	5,394
2	Quaker Chemical Corp.	156
6	Rayonier Advanced Materials, Inc.*	199
11	Reliance Steel & Aluminum Co.	769
32	Rentech, Inc.*	72
9	Resolute Forest Products, Inc.*	155
20	Rock-Tenn Co., Class A	983
10	Rockwood Holdings, Inc.	810
9	Royal Gold, Inc.	700
19	RPM International, Inc.	895
4	RTI International Metals, Inc.*	116
4	Schnitzer Steel Industries, Inc., Class A	111
4	Schweitzer-Mauduit International, Inc.	171
6	Scotts Miracle-Gro Co. (The), Class A	346
30	Sealed Air Corp.	1,083
6	Senomyx, Inc.*	49
7	Sensient Technologies Corp.	393
12	Sherwin-Williams Co. (The)	2,617
17	Sigma-Aldrich Corp.	1,768
6	Silgan Holdings, Inc.	302
14	Sonoco Products Co.	576
20	Southern Copper Corp.	656
34	Steel Dynamics, Inc.	790
3	Stepan Co.	145
17	Stillwater Mining Co.*	316
10	SunCoke Energy, Inc.*	240
12	Tahoe Resources, Inc.*	307
4	Taminco Corp.*	96
6	TimkenSteel Corp.	287
3	Trecora Resources*	39
3	Tredegar Corp.	62
9	Tronox Ltd., Class A	273
8	U.S. Silica Holdings, Inc.	575
1	UFP Technologies, Inc.*	23
20	United States Steel Corp.	773
1	Universal Stainless & Alloy Products, Inc.*	32
2	US Concrete, Inc.*	51
12	Valspar Corp. (The)	969
18	Vulcan Materials Co.	1,141
9	Walter Energy, Inc.	50
6	Wausau Paper Corp.	55
6	Westlake Chemical Corp.	583
7	Worthington Industries, Inc.	283
11	WR Grace & Co.*	1,089
3	Zep, Inc.	48
		121,525
	Telecommunication Services — 1.4%

12	8x8, Inc.*	93
725	AT&T, Inc.	25,346
1	Atlantic Tele-Network, Inc.	59
3	Boingo Wireless, Inc.*	21
80	CenturyLink, Inc.	3,279
29	Cincinnati Bell, Inc.*	107
7	Cogent Communications Holdings, Inc.	243
6	Consolidated Communications Holdings, Inc.	146
2	Enventis Corp.	36
3	FairPoint Communications, Inc.*	49
140	Frontier Communications Corp.	952
5	General Communication, Inc., Class A*	56
38	Globalstar, Inc.*	151
1	Hawaiian Telcom Holdco, Inc.*	28
2	IDT Corp., Class B	31
8	inContact, Inc.*	73
5	Inteliquent, Inc.	61
4	Intelsat S.A.*	70
11	Iridium Communications, Inc.*	103
25	Level 3 Communications, Inc.*	1,124
3	Lumos Networks Corp.	44
2	magicJack VocalTec Ltd.*	25
2	NTELOS Holdings Corp.	26
6	ORBCOMM, Inc.*	37
7	Premiere Global Services, Inc.*	92
4	RingCentral, Inc., Class A*	54
18	SBA Communications Corp., Class A*	1,985
3	Shenandoah Telecommunications Co.	83
3	Spok Holdings, Inc.	44
102	Sprint Corp.*	572
12	Telephone & Data Systems, Inc.	316
37	T-Mobile US, Inc.*	1,113
19	tw telecom, inc.*	780
2	United States Cellular Corp.*	76
578	Verizon Communications, Inc.	28,796
24	Vonage Holdings Corp.*	83
84	Windstream Holdings, Inc.	949
		67,103
	Utilities — 2.0%

101	AES Corp. (The)	1,533
17	AGL Resources, Inc.	906
6	ALLETE, Inc.	292
15	Alliant Energy Corp.	877
34	Ameren Corp.	1,360
68	American Electric Power Co., Inc.	3,652
5	American States Water Co.	162
25	American Water Works Co., Inc.	1,265
25	Aqua America, Inc.	625
1	Artesian Resources Corp., Class A	21
17	Atlantic Power Corp.	67
14	Atmos Energy Corp.	708
8	Avista Corp.	260
6	Black Hills Corp.	322
7	California Water Service Group	171
59	Calpine Corp.*	1,402
60	CenterPoint Energy, Inc.	1,490
1	Chesapeake Utilities Corp.	69
8	Cleco Corp.	451
38	CMS Energy Corp.	1,161
2	Connecticut Water Service, Inc.	66
41	Consolidated Edison, Inc.	2,374
81	Dominion Resources, Inc.	5,688
25	DTE Energy Co.	1,956
99	Duke Energy Corp.	7,325
14	Dynegy, Inc.*	458
45	Edison International	2,661
6	El Paso Electric Co.	236
6	Empire District Electric Co. (The)	155
25	Entergy Corp.	1,935
120	Exelon Corp.	4,010
59	FirstEnergy Corp.	2,020

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
22		Great Plains Energy, Inc.	$565
14		Hawaiian Electric Industries, Inc.	356
7		IDACORP, Inc.	397
11		Integrys Energy Group, Inc.	747
22		ITC Holdings Corp.	822
6		Laclede Group, Inc. (The)	297
27		MDU Resources Group, Inc.	845
5		MGE Energy, Inc.	201
2		Middlesex Water Co.	41
12		National Fuel Gas Co.	917
6		New Jersey Resources Corp.	313
61		NextEra Energy, Inc.	6,006
44		NiSource, Inc.	1,746
44		Northeast Utilities	2,019
4		Northwest Natural Gas Co.	182
5		NorthWestern Corp.	241
47		NRG Energy, Inc.	1,447
3		NRG Yield, Inc., Class A	163
28		OGE Energy Corp.	1,051
7		ONE Gas, Inc.	262
2		Ormat Technologies, Inc.	55
5		Otter Tail Corp.	142
6		Pattern Energy Group, Inc.	193
35		Pepco Holdings, Inc.	965
65		PG&E Corp.	3,021
11		Piedmont Natural Gas Co., Inc.	411
15		Pinnacle West Capital Corp.	854
11		PNM Resources, Inc.	288
11		Portland General Electric Co.	379
93		PPL Corp.	3,221
71		Public Service Enterprise Group, Inc.	2,655
24		Questar Corp.	564
20		SCANA Corp.	1,039
34		Sempra Energy	3,603
2		SJW Corp.	55
5		South Jersey Industries, Inc.	290
124		Southern Co. (The)	5,506
6		Southwest Gas Corp.	313
33		TECO Energy, Inc.	597
16		UGI Corp.	848
8		UIL Holdings Corp.	298
2		Unitil Corp.	65
12		Vectren Corp.	495
18		Westar Energy, Inc.	665
7		WGL Holdings, Inc.	304
31		Wisconsin Energy Corp.	1,405
70		Xcel Energy, Inc.	2,244
2		York Water Co.	40
			94,811

		Total Common Stocks (Cost $3,156,597)	3,108,385

		Master Limited Partnerships (a) — 0.0%‡
		Energy — 0.0%‡

—	#	Energy Transfer Partners LP	10

		Financials — 0.0%‡

17		Lazard Ltd., Class A	929

		Total Master Limited Partnerships (Cost $879)	939

No. of Rights
		Rights — 0.0%‡
1		Furiex Pharmaceuticals, Inc., at $30.00*^	10
7		Leap Wireless International, Inc.*^	18
1		Omthera Pharmaceuticals, Inc., at $4.70*^	—
		Total Rights (Cost $—)	28

Principal Amount
		U.S. Government & Agency Security (a) — 4.1%
		Federal Home Loan Bank
$198,321		0.00%, due 09/02/14	198,321
		Total U.S. Government & Agency Security (Cost $198,321)	198,321

		Repurchase Agreements (a)(b) — 7.5%
361,566		Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $361,567	361,566
		Total Repurchase Agreements (Cost $361,566)	361,566

		Total Investment Securities (Cost $3,717,363) — 75.8%	3,669,239
		Other assets less liabilities — 24.2%	1,169,284
		Net Assets — 100.0%	$4,838,523

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $28 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $291,408.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,708
Aggregate gross unrealized depreciation	(93,800)
Net unrealized depreciation	$(50,092)
Federal income tax cost of investments	$3,719,331

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$1,020,032	11/06/15	Bank of America, N.A.	0.46%	Russell 3000® Index	$76,604
1,875,166	02/06/15	Citibank, N.A.	0.32%	Russell 3000® Index	198,531
75,182	11/06/14	Credit Suisse International	0.36%	Russell 3000® Index	434,707
1,252,964	11/06/15	Deutsche Bank AG	0.12%	Russell 3000® Index	137,338
84,457	11/06/15	Morgan Stanley & Co. International PLC	0.06%	iShares® Russell 3000 ETF	22,152
464,147	11/06/15	Morgan Stanley & Co. International PLC	0.26%	Russell 3000® Index	82,159
1,571,003	11/06/15	Societe Generale	0.50%	Russell 3000® Index	199,063
225,198	01/06/15	UBS AG	0.51%	Russell 3000® Index	23,806
$6,568,149					$1,174,360

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 86.1%
	Consumer Discretionary — 10.2%

44,948	Amazon.com, Inc.*	$15,239,170
7,611	AutoNation, Inc.*	412,897
3,986	AutoZone, Inc.*	2,147,816
24,587	Bed Bath & Beyond, Inc.*	1,579,961
33,252	Best Buy Co., Inc.	1,060,406
27,569	BorgWarner, Inc.	1,714,516
26,101	Cablevision Systems Corp., Class A	483,130
26,578	CarMax, Inc.*	1,392,687
52,877	Carnival Corp.	2,002,981
58,772	CBS Corp. (Non-Voting), Class B	3,484,592
3,764	Chipotle Mexican Grill, Inc.*	2,554,439
33,050	Coach, Inc.	1,217,232
313,530	Comcast Corp., Class A	17,159,497
38,678	D.R. Horton, Inc.	838,539
15,909	Darden Restaurants, Inc.	752,814
33,314	Delphi Automotive PLC	2,317,988
56,496	DIRECTV*	4,884,079
26,280	Discovery Communications, Inc., Class A*	1,148,962
26,280	Discovery Communications, Inc., Class C*	1,129,252
36,591	Dollar General Corp.*	2,341,458
24,945	Dollar Tree, Inc.*	1,337,676
12,370	Expedia, Inc.	1,062,583
11,518	Family Dollar Stores, Inc.	919,482
476,892	Ford Motor Co.	8,302,690
5,733	Fossil Group, Inc.*	580,696
13,820	GameStop Corp., Class A	583,204
27,353	Gannett Co., Inc.	923,437
31,341	Gap, Inc. (The)	1,446,387
14,802	Garmin Ltd.	804,193
158,575	General Motors Co.	5,518,410
18,510	Genuine Parts Co.	1,624,067
33,269	Goodyear Tire & Rubber Co. (The)	863,996
557	Graham Holdings Co., Class B	400,372
33,056	H&R Block, Inc.	1,108,368
26,326	Harley-Davidson, Inc.	1,673,281
8,213	Harman International Industries, Inc.	945,152
13,918	Hasbro, Inc.	732,852
164,987	Home Depot, Inc. (The)	15,426,285
51,099	Interpublic Group of Cos., Inc. (The)	997,964
80,098	Johnson Controls, Inc.	3,909,583
23,506	Kohl’s Corp.	1,381,918
29,587	L Brands, Inc.	1,889,130
16,724	Leggett & Platt, Inc.	586,845
21,191	Lennar Corp., Class A	830,263
120,285	Lowe’s Cos., Inc.	6,316,165
43,456	Macy’s, Inc.	2,706,874
26,503	Marriott International, Inc., Class A	1,839,308
40,924	Mattel, Inc.	1,411,469
119,189	McDonald’s Corp.	11,170,393
21,669	Michael Kors Holdings Ltd.*	1,736,120
7,395	Mohawk Industries, Inc.*	1,079,818
7,226	Netflix, Inc.*	3,451,427
33,368	Newell Rubbermaid, Inc.	1,118,495
60,066	News Corp., Class A*	1,058,663
88,944	NIKE, Inc., Class B	6,986,551
16,953	Nordstrom, Inc.	1,173,995
31,160	Omnicom Group, Inc.	2,243,832
12,792	O’Reilly Automotive, Inc.*	1,995,296
11,981	PetSmart, Inc.	857,480
6,333	Priceline Group, Inc. (The)*	7,880,215
41,097	PulteGroup, Inc.	789,884
9,927	PVH Corp.	1,158,878
7,075	Ralph Lauren Corp.	1,197,090
25,610	Ross Stores, Inc.	1,931,506
12,943	Scripps Networks Interactive, Inc., Class A	1,031,687
77,995	Staples, Inc.	910,982
90,802	Starbucks Corp.	7,065,304
23,149	Starwood Hotels & Resorts Worldwide, Inc.	1,957,016
76,395	Target Corp.	4,589,048
13,394	Tiffany & Co.	1,351,990
33,596	Time Warner Cable, Inc.	4,969,856
106,373	Time Warner, Inc.	8,193,912
84,461	TJX Cos., Inc. (The)	5,034,720
16,699	Tractor Supply Co.	1,117,998
13,437	TripAdvisor, Inc.*	1,331,472
230,929	Twenty-First Century Fox, Inc., Class A	8,179,505
19,527	Under Armour, Inc., Class A*	1,334,866
12,289	Urban Outfitters, Inc.*	488,979
41,502	VF Corp.	2,661,108
47,165	Viacom, Inc., Class B	3,827,440
194,240	Walt Disney Co. (The)	17,458,291
9,367	Whirlpool Corp.	1,433,338
15,371	Wyndham Worldwide Corp.	1,244,129
9,781	Wynn Resorts Ltd.	1,886,559
53,229	Yum! Brands, Inc.	3,855,376
		255,738,285
	Consumer Staples — 8.1%

239,580	Altria Group, Inc.	10,321,106
78,937	Archer-Daniels-Midland Co.	3,935,799
52,381	Avon Products, Inc.	735,429
19,546	Brown-Forman Corp., Class B	1,811,132
21,586	Campbell Soup Co.	967,484
15,507	Clorox Co. (The)	1,373,920
455,855	Coca-Cola Co. (The)	19,018,271
28,177	Coca-Cola Enterprises, Inc.	1,346,297
104,856	Colgate-Palmolive Co.	6,787,329
50,785	ConAgra Foods, Inc.	1,635,277
20,358	Constellation Brands, Inc., Class A*	1,772,978
52,881	Costco Wholesale Corp.	6,402,831
140,999	CVS Caremark Corp.	11,202,371
23,675	Dr. Pepper Snapple Group, Inc.	1,489,631
30,467	Estee Lauder Cos., Inc. (The), Class A	2,340,780
74,118	General Mills, Inc.	3,956,419
18,010	Hershey Co. (The)	1,646,474
16,238	Hormel Foods Corp.	822,942
12,494	J.M. Smucker Co. (The)	1,281,884
30,748	Kellogg Co.	1,997,698
15,317	Keurig Green Mountain, Inc.	2,042,062
45,438	Kimberly-Clark Corp.	4,907,304
71,785	Kraft Foods Group, Inc.	4,228,136
61,453	Kroger Co. (The)	3,132,874
43,713	Lorillard, Inc.	2,609,666
15,736	McCormick & Co., Inc. (Non-Voting)	1,096,642
24,358	Mead Johnson Nutrition Co.	2,328,625

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19,169	Molson Coors Brewing Co., Class B	$1,417,548
203,998	Mondelez International, Inc., Class A	7,382,688
16,340	Monster Beverage Corp.*	1,444,619
182,824	PepsiCo, Inc.	16,909,392
189,696	Philip Morris International, Inc.	16,234,184
326,333	Procter & Gamble Co. (The)	27,121,536
37,534	Reynolds American, Inc.	2,194,613
27,763	Safeway, Inc.	965,597
70,513	Sysco Corp.	2,667,507
35,444	Tyson Foods, Inc., Class A	1,348,999
105,874	Walgreen Co.	6,407,494
194,402	Wal-Mart Stores, Inc.	14,677,351
44,336	Whole Foods Market, Inc.	1,735,311
		201,698,200
	Energy — 9.0%

60,898	Anadarko Petroleum Corp.	6,862,596
46,525	Apache Corp.	4,737,641
52,593	Baker Hughes, Inc.	3,636,280
50,323	Cabot Oil & Gas Corp.	1,687,833
24,612	Cameron International Corp.*	1,829,410
61,083	Chesapeake Energy Corp.	1,661,458
229,575	Chevron Corp.	29,718,484
10,509	Cimarex Energy Co.	1,525,486
148,061	ConocoPhillips	12,025,514
27,706	CONSOL Energy, Inc.	1,115,998
42,423	Denbury Resources, Inc.	730,524
46,243	Devon Energy Corp.	3,487,647
8,282	Diamond Offshore Drilling, Inc.	363,911
28,171	Ensco PLC, Class A	1,422,072
65,922	EOG Resources, Inc.	7,243,509
18,290	EQT Corp.	1,811,807
517,891	Exxon Mobil Corp.	51,509,439
28,375	FMC Technologies, Inc.*	1,754,710
101,853	Halliburton Co.	6,886,281
13,042	Helmerich & Payne, Inc.	1,370,062
31,809	Hess Corp.	3,215,890
80,577	Kinder Morgan, Inc.	3,244,030
81,533	Marathon Oil Corp.	3,399,111
34,805	Marathon Petroleum Corp.	3,167,603
20,344	Murphy Oil Corp.	1,270,890
31,581	Nabors Industries Ltd.	859,319
51,734	National Oilwell Varco, Inc.	4,471,370
16,436	Newfield Exploration Co.*	736,661
30,647	Noble Corp. PLC	872,214
43,324	Noble Energy, Inc.	3,125,393
94,728	Occidental Petroleum Corp.	9,826,135
25,059	ONEOK, Inc.	1,759,142
5	Paragon Offshore PLC*	50
32,735	Peabody Energy Corp.	519,832
68,248	Phillips 66	5,938,941
17,263	Pioneer Natural Resources Co.	3,601,925
21,712	QEP Resources, Inc.	772,296
20,340	Range Resources Corp.	1,598,521
157,054	Schlumberger Ltd.	17,219,400
42,586	Southwestern Energy Co.*	1,753,691
80,898	Spectra Energy Corp.	3,370,211
15,615	Tesoro Corp.	1,010,915
41,021	Transocean Ltd.	1,585,462
64,357	Valero Energy Corp.	3,484,288
89,073	Williams Cos., Inc. (The)	5,294,499
		223,478,451
	Financials — 13.9%

40,737	ACE Ltd.	4,331,565
6,647	Affiliated Managers Group, Inc.*	1,403,514
54,788	Aflac, Inc.	3,355,217
52,354	Allstate Corp. (The)	3,219,247
109,782	American Express Co.	9,830,978
174,472	American International Group, Inc.	9,780,900
47,737	American Tower Corp. (REIT)	4,706,868
22,890	Ameriprise Financial, Inc.	2,878,646
35,749	Aon PLC	3,115,883
17,617	Apartment Investment & Management Co., Class A (REIT)	603,735
8,629	Assurant, Inc.	575,986
14,685	AvalonBay Communities, Inc. (REIT)	2,262,959
1,268,183	Bank of America Corp.	20,405,065
137,549	Bank of New York Mellon Corp. (The)	5,389,170
86,658	BB&T Corp.	3,234,943
217,120	Berkshire Hathaway, Inc., Class B*	29,799,720
15,102	BlackRock, Inc.	4,991,664
18,467	Boston Properties, Inc. (REIT)	2,242,263
68,932	Capital One Financial Corp.	5,656,560
33,639	CBRE Group, Inc., Class A*	1,069,047
141,210	Charles Schwab Corp. (The)	4,025,897
29,478	Chubb Corp. (The)	2,710,502
17,763	Cincinnati Financial Corp.	854,223
366,365	Citigroup, Inc.	18,922,752
38,077	CME Group, Inc.	2,914,794
21,896	Comerica, Inc.	1,102,245
40,269	Crown Castle International Corp. (REIT)	3,201,788
56,254	Discover Financial Services	3,508,562
34,767	E*TRADE Financial Corp.*	773,913
40,520	Equity Residential (REIT)	2,693,364
7,550	Essex Property Trust, Inc. (REIT)	1,460,548
102,575	Fifth Third Bancorp	2,093,043
48,457	Franklin Resources, Inc.	2,738,790
62,878	General Growth Properties, Inc. (REIT)	1,544,912
59,872	Genworth Financial, Inc., Class A*	849,584
50,167	Goldman Sachs Group, Inc. (The)	8,985,411
54,239	Hartford Financial Services Group, Inc. (The)	2,009,555
55,278	HCP, Inc. (REIT)	2,395,196
36,844	Health Care REIT, Inc. (REIT)	2,489,918
91,304	Host Hotels & Resorts, Inc. (REIT)	2,083,557
57,400	Hudson City Bancorp, Inc.	566,538
99,815	Huntington Bancshares, Inc./OH	982,679
13,894	Intercontinental Exchange, Inc.	2,625,966
52,173	Invesco Ltd.	2,130,745
456,422	JPMorgan Chase & Co.	27,134,288
106,538	KeyCorp	1,449,982
49,509	Kimco Realty Corp. (REIT)	1,162,966
12,402	Legg Mason, Inc.	611,667
38,230	Leucadia National Corp.	953,074
31,822	Lincoln National Corp.	1,751,483
36,837	Loews Corp.	1,611,250

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15,840	M&T Bank Corp.	$1,958,299
16,970	Macerich Co. (The) (REIT)	1,107,971
66,283	Marsh & McLennan Cos., Inc.	3,519,627
32,813	McGraw Hill Financial, Inc.	2,662,119
135,744	MetLife, Inc.	7,430,627
22,664	Moody’s Corp.	2,120,671
168,786	Morgan Stanley	5,791,048
14,192	NASDAQ OMX Group, Inc. (The)	616,926
50,976	Navient Corp.	914,509
26,798	Northern Trust Corp.	1,858,441
37,388	People’s United Financial, Inc.	558,951
21,369	Plum Creek Timber Co., Inc. (REIT)	868,223
64,431	PNC Financial Services Group, Inc. (The)	5,460,527
33,011	Principal Financial Group, Inc.	1,792,167
65,661	Progressive Corp. (The)	1,642,838
60,267	Prologis, Inc. (REIT)	2,467,331
55,731	Prudential Financial, Inc.	4,999,071
17,487	Public Storage (REIT)	3,063,373
166,325	Regions Financial Corp.	1,688,199
37,461	Simon Property Group, Inc. (REIT)	6,369,494
51,947	State Street Corp.	3,741,742
64,243	SunTrust Banks, Inc.	2,446,373
31,685	T. Rowe Price Group, Inc.	2,566,327
15,874	Torchmark Corp.	865,927
41,909	Travelers Cos., Inc. (The)	3,969,201
218,903	U.S. Bancorp/MN	9,255,219
31,060	Unum Group	1,126,546
35,485	Ventas, Inc. (REIT)	2,334,203
21,011	Vornado Realty Trust (REIT)	2,224,435
578,048	Wells Fargo & Co.	29,734,789
63,504	Weyerhaeuser Co. (REIT)	2,155,961
32,761	XL Group PLC	1,119,771
24,418	Zions Bancorp.	711,541
		346,335,569
	Health Care — 11.8%

181,120	Abbott Laboratories	7,650,509
191,748	AbbVie, Inc.	10,599,829
31,899	Actavis PLC*	7,240,435
43,105	Aetna, Inc.	3,540,214
40,202	Agilent Technologies, Inc.	2,297,946
23,843	Alexion Pharmaceuticals, Inc.*	4,036,381
35,893	Allergan, Inc.	5,874,966
27,225	AmerisourceBergen Corp.	2,106,943
91,316	Amgen, Inc.	12,727,624
65,453	Baxter International, Inc.	4,907,666
23,314	Becton, Dickinson and Co.	2,731,701
28,618	Biogen Idec, Inc.*	9,817,119
159,525	Boston Scientific Corp.*	2,022,777
199,857	Bristol-Myers Squibb Co.	10,122,757
9,201	C.R. Bard, Inc.	1,365,796
41,011	Cardinal Health, Inc.	3,022,511
25,018	CareFusion Corp.*	1,148,576
96,594	Celgene Corp.*	9,178,362
35,626	Cerner Corp.*	2,054,195
32,396	Cigna Corp.	3,064,662
54,361	Covidien PLC	4,720,166
21,430	DaVita HealthCare Partners, Inc.*	1,600,392
17,090	DENTSPLY International, Inc.	815,278
12,706	Edwards Lifesciences Corp.*	1,261,198
118,809	Eli Lilly & Co.	7,551,500
93,239	Express Scripts Holding Co.*	6,893,159
185,181	Gilead Sciences, Inc.*	19,921,772
20,170	Hospira, Inc.*	1,083,936
18,671	Humana, Inc.	2,403,705
4,333	Intuitive Surgical, Inc.*	2,036,553
341,198	Johnson & Johnson	35,392,469
10,234	Laboratory Corp. of America Holdings*	1,097,392
13,644	Mallinckrodt PLC*	1,111,850
27,804	McKesson Corp.	5,422,614
120,479	Medtronic, Inc.	7,692,584
352,426	Merck & Co., Inc.	21,184,327
45,082	Mylan, Inc.*	2,190,985
9,901	Patterson Cos., Inc.	398,713
13,671	PerkinElmer, Inc.	613,144
16,127	Perrigo Co. PLC	2,398,730
769,258	Pfizer, Inc.	22,608,493
17,422	Quest Diagnostics, Inc.	1,101,245
9,601	Regeneron Pharmaceuticals, Inc.*	3,365,342
34,263	St. Jude Medical, Inc.	2,247,310
35,672	Stryker Corp.	2,971,834
11,765	Tenet Healthcare Corp.*	719,783
48,112	Thermo Fisher Scientific, Inc.	5,783,544
118,194	UnitedHealth Group, Inc.	10,245,056
12,532	Varian Medical Systems, Inc.*	1,065,471
28,471	Vertex Pharmaceuticals, Inc.*	2,664,031
10,232	Waters Corp.*	1,058,296
33,740	WellPoint, Inc.	3,931,047
20,229	Zimmer Holdings, Inc.	2,008,942
60,411	Zoetis, Inc.	2,140,966
		293,212,796
	Industrials — 8.8%

74,958	3M Co.	10,793,952
21,004	ADT Corp. (The)	774,207
10,818	Allegion PLC	556,370
29,598	AMETEK, Inc.	1,566,918
80,928	Boeing Co. (The)	10,261,670
17,896	C.H. Robinson Worldwide, Inc.	1,221,581
75,286	Caterpillar, Inc.	8,211,444
12,186	Cintas Corp.	805,982
121,110	CSX Corp.	3,743,510
20,634	Cummins, Inc.	2,994,200
72,552	Danaher Corp.	5,558,209
43,885	Deere & Co.	3,690,290
102,249	Delta Air Lines, Inc.	4,047,015
20,075	Dover Corp.	1,763,990
4,478	Dun & Bradstreet Corp. (The)	525,628
57,470	Eaton Corp. PLC	4,011,981
84,619	Emerson Electric Co.	5,417,308
14,714	Equifax, Inc.	1,158,875
23,821	Expeditors International of Washington, Inc.	983,807
32,934	Fastenal Co.	1,491,252
33,515	FedEx Corp.	4,956,198
16,581	Flowserve Corp.	1,258,332
19,205	Fluor Corp.	1,419,057
39,293	General Dynamics Corp.	4,842,862
1,209,343	General Electric Co.	31,418,731
94,455	Honeywell International, Inc.	8,994,950
45,783	Illinois Tool Works, Inc.	4,038,518
30,278	Ingersoll-Rand PLC	1,822,736
20,608	Iron Mountain, Inc. (REIT)	741,476
15,953	Jacobs Engineering Group, Inc.*	860,026
12,044	Joy Global, Inc.	760,579

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,310	Kansas City Southern	$1,535,442
10,403	L-3 Communications Holdings, Inc.	1,143,810
32,147	Lockheed Martin Corp.	5,593,578
42,991	Masco Corp.	1,008,999
36,565	Nielsen N.V.	1,718,189
37,353	Norfolk Southern Corp.	3,996,771
25,810	Northrop Grumman Corp.	3,283,548
42,772	PACCAR, Inc.	2,686,509
13,216	Pall Corp.	1,115,034
17,970	Parker-Hannifin Corp.	2,075,535
23,482	Pentair PLC	1,598,420
24,437	Pitney Bowes, Inc.	661,265
17,462	Precision Castparts Corp.	4,261,776
26,263	Quanta Services, Inc.*	954,397
37,731	Raytheon Co.	3,635,005
32,245	Republic Services, Inc.	1,268,196
16,563	Robert Half International, Inc.	831,628
16,692	Rockwell Automation, Inc.	1,946,454
16,324	Rockwell Collins, Inc.	1,256,622
12,026	Roper Industries, Inc.	1,810,635
6,391	Ryder System, Inc.	577,363
7,028	Snap-on, Inc.	878,149
83,428	Southwest Airlines Co.	2,670,530
18,817	Stanley Black & Decker, Inc.	1,721,755
10,218	Stericycle, Inc.*	1,214,409
33,673	Textron, Inc.	1,279,574
55,626	Tyco International Ltd.	2,482,032
109,226	Union Pacific Corp.	11,498,221
85,023	United Parcel Service, Inc., Class B	8,275,289
101,728	United Technologies Corp.	10,984,589
7,355	W.W. Grainger, Inc.	1,810,801
52,166	Waste Management, Inc.	2,450,237
22,152	Xylem, Inc.	825,384
		219,741,800
	Information Technology — 16.7%

76,333	Accenture PLC, Class A	6,187,553
55,810	Adobe Systems, Inc.*	4,012,739
21,461	Akamai Technologies, Inc.*	1,296,674
6,541	Alliance Data Systems Corp.*	1,731,010
37,790	Altera Corp.	1,335,499
18,964	Amphenol Corp., Class A	1,953,482
37,868	Analog Devices, Inc.	1,935,812
727,169	Apple, Inc.	74,534,823
146,811	Applied Materials, Inc.	3,392,068
27,459	Autodesk, Inc.*	1,472,901
58,158	Automatic Data Processing, Inc.	4,855,030
30,371	Avago Technologies Ltd.	2,493,155
67,028	Broadcom Corp., Class A	2,639,563
38,464	CA, Inc.	1,086,223
617,785	Cisco Systems, Inc.	15,438,447
19,753	Citrix Systems, Inc.*	1,387,846
73,389	Cognizant Technology Solutions Corp., Class A*	3,356,079
17,478	Computer Sciences Corp.	1,045,010
157,808	Corning, Inc.	3,291,875
137,543	eBay, Inc.*	7,633,637
37,926	Electronic Arts, Inc.*	1,435,120
246,885	EMC Corp.	7,290,514
9,123	F5 Networks, Inc.*	1,132,985
207,372	Facebook, Inc., Class A*	15,515,573
34,723	Fidelity National Information Services, Inc.	1,970,530
8,588	First Solar, Inc.*	598,412
30,069	Fiserv, Inc.*	1,938,548
17,066	FLIR Systems, Inc.	576,660
34,177	Google, Inc., Class A*	19,903,318
34,177	Google, Inc., Class C*	19,535,573
12,842	Harris Corp.	916,790
225,684	Hewlett-Packard Co.	8,575,992
600,323	Intel Corp.	20,963,279
114,758	International Business Machines Corp.	22,067,963
34,214	Intuit, Inc.	2,845,921
22,316	Jabil Circuit, Inc.	481,579
57,143	Juniper Networks, Inc.	1,325,146
19,989	KLA-Tencor Corp.	1,527,559
19,551	Lam Research Corp.	1,405,912
28,524	Linear Technology Corp.	1,286,718
121,177	MasterCard, Inc., Class A	9,186,428
24,145	Microchip Technology, Inc.	1,179,000
129,070	Micron Technology, Inc.*	4,207,682
906,549	Microsoft Corp.	41,184,521
27,273	Motorola Solutions, Inc.	1,620,016
39,963	NetApp, Inc.	1,684,840
67,301	NVIDIA Corp.	1,309,005
414,045	Oracle Corp.	17,195,289
39,053	Paychex, Inc.	1,626,557
203,576	QUALCOMM, Inc.	15,492,134
22,852	Red Hat, Inc.*	1,392,144
68,107	salesforce.com, inc.*	4,024,443
27,268	SanDisk Corp.	2,671,173
39,376	Seagate Technology PLC	2,464,150
83,406	Symantec Corp.	2,025,098
49,287	TE Connectivity Ltd.	3,089,309
19,006	Teradata Corp.*	868,004
130,176	Texas Instruments, Inc.	6,271,880
20,027	Total System Services, Inc.	630,049
14,887	VeriSign, Inc.*	849,676
60,606	Visa, Inc., Class A	12,879,987
25,244	Western Digital Corp.	2,600,384
64,978	Western Union Co. (The)	1,135,166
131,724	Xerox Corp.	1,819,108
32,417	Xilinx, Inc.	1,369,618
112,907	Yahoo!, Inc.*	4,348,049
		415,497,228
	Materials — 3.0%

25,590	Air Products & Chemicals, Inc.	3,408,844
8,073	Airgas, Inc.	891,098
141,394	Alcoa, Inc.	2,348,554
13,094	Allegheny Technologies, Inc.	552,174
11,498	Avery Dennison Corp.	553,399
16,834	Ball Corp.	1,079,059
12,170	Bemis Co., Inc.	495,806
6,280	CF Industries Holdings, Inc.	1,618,168
145,219	Dow Chemical Co. (The)	7,776,477
110,739	E.I. du Pont de Nemours & Co.	7,320,955
18,109	Eastman Chemical Co.	1,493,449
32,568	Ecolab, Inc.	3,739,458
16,074	FMC Corp.	1,063,134
125,261	Freeport-McMoRan, Inc.	4,555,743
9,783	International Flavors & Fragrances, Inc.	993,855
52,237	International Paper Co.	2,530,883
50,227	LyondellBasell Industries N.V., Class A	5,743,458
7,332	Martin Marietta Materials, Inc.	960,199
20,236	MeadWestvaco Corp.	870,148
63,231	Monsanto Co.	7,312,665

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
39,017	Mosaic Co. (The)	$1,863,452
60,098	Newmont Mining Corp.	1,628,055
38,397	Nucor Corp.	2,085,725
19,919	Owens-Illinois, Inc.*	613,306
16,676	PPG Industries, Inc.	3,432,921
35,331	Praxair, Inc.	4,647,793
23,428	Sealed Air Corp.	845,751
10,220	Sherwin-Williams Co. (The)	2,229,084
14,339	Sigma-Aldrich Corp.	1,491,256
15,780	Vulcan Materials Co.	1,000,136
		75,145,005
	Telecommunication Services — 2.0%

625,923	AT&T, Inc.	21,882,268
69,052	CenturyLink, Inc.	2,830,441
120,857	Frontier Communications Corp.	821,828
499,437	Verizon Communications, Inc.	24,881,951
72,696	Windstream Holdings, Inc.	821,465
		51,237,953
	Utilities — 2.6%

79,601	AES Corp. (The)	1,208,343
14,400	AGL Resources, Inc.	767,664
29,259	Ameren Corp.	1,170,068
58,878	American Electric Power Co., Inc.	3,161,749
51,836	CenterPoint Energy, Inc.	1,287,606
32,519	CMS Energy Corp.	993,130
35,325	Consolidated Edison, Inc.	2,044,964
70,142	Dominion Resources, Inc.	4,925,371
21,357	DTE Energy Co.	1,671,185
85,279	Duke Energy Corp.	6,309,793
39,306	Edison International	2,324,557
21,652	Entergy Corp.	1,676,081
103,560	Exelon Corp.	3,460,975
50,654	FirstEnergy Corp.	1,734,393
9,640	Integrys Energy Group, Inc.	654,460
52,614	NextEra Energy, Inc.	5,179,848
37,975	NiSource, Inc.	1,506,468
38,086	Northeast Utilities	1,747,767
40,681	NRG Energy, Inc.	1,252,161
30,281	Pepco Holdings, Inc.	834,544
56,032	PG&E Corp.	2,604,367
13,315	Pinnacle West Capital Corp.	758,289
80,131	PPL Corp.	2,774,937
61,026	Public Service Enterprise Group, Inc.	2,281,762
17,061	SCANA Corp.	886,148
27,477	Sempra Energy	2,911,738
107,431	Southern Co. (The)	4,769,937
28,151	TECO Energy, Inc.	509,533
27,218	Wisconsin Energy Corp.	1,233,792
60,550	Xcel Energy, Inc.	1,940,628
		64,582,258

	Total Common Stocks (Cost $2,081,467,016)	2,146,667,545

Principal Amount
	U.S. Government & Agency Securities (a) — 7.7%
	Federal Home Loan Bank
$61,329,123	0.00%, due 09/02/14	61,329,123

	U.S. Treasury Bills
5,510,000	0.00%, due 09/04/14	5,509,968
9,429,000	0.00%, due 09/25/14	9,428,827
4,050,000	0.00%, due 11/13/14	4,049,890
13,000,000	0.00%, due 11/28/14	12,999,298
7,000,000	0.00%, due 12/11/14	6,999,685
6,760,000	0.00%, due 01/08/15	6,759,642
86,000,000	0.00%, due 01/15/15	85,993,550
	Total U.S. Government & Agency Securities (Cost $193,059,316)	193,069,983

	Repurchase Agreements (a)(b) — 1.8%
45,008,401	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $45,008,629	45,008,401
	Total Repurchase Agreements (Cost $45,008,401)	45,008,401

	Total Investment Securities (Cost $2,319,534,733) — 95.6%	2,384,745,929
	Other assets less liabilities — 4.4%	108,716,992
	Net Assets — 100.0%	$2,493,462,921

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $201,837,180.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,024,520
Aggregate gross unrealized depreciation	(23,465,686)
Net unrealized appreciation	$59,558,834
Federal income tax cost of investments	$2,325,187,095

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	4,163	09/19/14	$416,560,188	$13,433,800

Cash collateral in the amount of $21,064,780 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$136,337,322	11/06/15	Bank of America, N.A.	0.56%	S&P 500® Index	$10,424,110
214,490,823	11/06/14	Citibank, N.A.	0.47%	S&P 500® Index	9,883,383
545,075,166	11/06/15	Credit Suisse International	0.46%	S&P 500® Index	8,981,386
323,260,187	11/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	5,435,420
756,061,571	11/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	12,414,105
38,591,183	11/06/14	Goldman Sachs International	0.52%	S&P 500® Index	4,014,900
115,369,970	01/06/15	Goldman Sachs International	0.43%	SPDR® S&P 500® ETF Trust	4,693,290
82,563,065	01/06/15	Morgan Stanley & Co. International PLC	0.46%	S&P 500® Index	7,833,560
35,585,100	01/06/15	Societe Generale	0.56%	S&P 500® Index	7,488,916
176,633,581	11/06/14	UBS AG	0.51%	S&P 500® Index	7,217,574
$2,423,967,968					$78,386,644

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 75.7%
	Consumer Discretionary — 14.1%

68,062	Amazon.com, Inc.*	$23,075,741
30,178	Bed Bath & Beyond, Inc.*	1,939,238
16,007	Charter Communications, Inc., Class A*	2,511,018
317,452	Comcast Corp., Class A	17,374,148
74,286	DIRECTV*	6,422,025
21,834	Discovery Communications, Inc., Class A*	954,583
21,834	Discovery Communications, Inc., Class C*	938,207
32,625	DISH Network Corp., Class A*	2,114,426
30,589	Dollar Tree, Inc.*	1,640,335
17,312	Expedia, Inc.	1,487,101
28,808	Garmin Ltd.	1,565,139
31,734	Liberty Global PLC, Class A*	1,385,824
68,324	Liberty Interactive Corp., Class A*	2,016,924
15,448	Liberty Media Corp.*	760,505
30,896	Liberty Media Corp., Class C*	1,497,529
43,301	Marriott International, Inc., Class A	3,005,089
50,177	Mattel, Inc.	1,730,605
8,867	Netflix, Inc.*	4,235,234
15,687	O’Reilly Automotive, Inc.*	2,446,858
7,755	Priceline Group, Inc. (The)*	9,649,624
31,420	Ross Stores, Inc.	2,369,696
892,438	Sirius XM Holdings, Inc.*	3,239,550
95,641	Staples, Inc.	1,117,087
111,343	Starbucks Corp.	8,663,599
18,352	Tesla Motors, Inc.*	4,949,534
20,484	Tractor Supply Co.	1,371,404
19,209	TripAdvisor, Inc.*	1,903,420
211,188	Twenty-First Century Fox, Inc., Class A	7,480,279
56,036	Viacom, Inc., Class B	4,547,321
14,976	Wynn Resorts Ltd.	2,888,571
		125,280,614
	Consumer Staples — 3.3%

65,062	Costco Wholesale Corp.	7,877,707
24,070	Keurig Green Mountain, Inc.	3,209,013
88,048	Kraft Foods Group, Inc.	5,186,027
250,179	Mondelez International, Inc., Class A	9,053,978
24,713	Monster Beverage Corp.*	2,184,876
54,368	Whole Foods Market, Inc.	2,127,964
		29,639,565
	Health Care — 11.2%

29,253	Alexion Pharmaceuticals, Inc.*	4,952,240
111,970	Amgen, Inc.	15,606,379
35,084	Biogen Idec, Inc.*	12,035,215
30,596	Catamaran Corp.*	1,441,683
118,448	Celgene Corp.*	11,254,929
50,786	Cerner Corp.*	2,928,321
114,417	Express Scripts Holding Co.*	8,458,849
227,136	Gilead Sciences, Inc.*	24,435,291
12,627	Henry Schein, Inc.*	1,511,326
18,994	Illumina, Inc.*	3,406,764
5,683	Intuitive Surgical, Inc.*	2,671,067
55,277	Mylan, Inc.*	2,686,462
14,627	Regeneron Pharmaceuticals, Inc.*	5,127,056
34,934	Vertex Pharmaceuticals, Inc.*	3,268,774
		99,784,356
	Industrials — 1.2%

21,956	C.H. Robinson Worldwide, Inc.	1,498,716
29,192	Expeditors International of Washington, Inc.	1,205,630
43,874	Fastenal Co.	1,986,615
52,463	PACCAR, Inc.	3,295,201
12,527	Stericycle, Inc.*	1,488,834
24,608	Verisk Analytics, Inc., Class A*	1,579,587
		11,054,583
	Information Technology — 44.9%

105,860	Activision Blizzard, Inc.	2,491,944
73,617	Adobe Systems, Inc.*	5,293,062
26,330	Akamai Technologies, Inc.*	1,590,859
46,330	Altera Corp.	1,637,302
46,465	Analog Devices, Inc.	2,375,291
891,828	Apple, Inc.	91,412,370
180,062	Applied Materials, Inc.	4,160,333
33,647	Autodesk, Inc.*	1,804,825
71,309	Automatic Data Processing, Inc.	5,952,875
36,949	Avago Technologies Ltd.	3,033,143
40,871	Baidu, Inc. (ADR)*	8,767,647
79,131	Broadcom Corp., Class A	3,116,179
65,514	CA, Inc.	1,850,115
28,221	Check Point Software Technologies Ltd.*	2,004,255
757,679	Cisco Systems, Inc.	18,934,398
24,236	Citrix Systems, Inc.*	1,702,821
89,992	Cognizant Technology Solutions Corp., Class A*	4,115,334
187,449	eBay, Inc.*	10,403,420
7,366	Equinix, Inc.*	1,607,703
11,199	F5 Networks, Inc.*	1,390,804
294,886	Facebook, Inc., Class A*	22,063,371
36,863	Fiserv, Inc.*	2,376,558
41,660	Google, Inc., Class A*	24,261,118
49,884	Google, Inc., Class C*	28,513,694
736,282	Intel Corp.	25,710,967
41,990	Intuit, Inc.	3,492,728
24,526	KLA-Tencor Corp.	1,874,277
34,984	Linear Technology Corp.	1,578,128
41,818	Maxim Integrated Products, Inc.	1,291,758
158,315	Micron Technology, Inc.*	5,161,069
1,221,769	Microsoft Corp.	55,504,966
48,999	NetApp, Inc.	2,065,798
82,527	NVIDIA Corp.	1,605,150
37,237	NXP Semiconductor N.V.*	2,551,479
53,802	Paychex, Inc.	2,240,853
249,647	QUALCOMM, Inc.	18,998,137
33,459	SanDisk Corp.	3,277,644
48,298	Seagate Technology PLC	3,022,489
102,308	Symantec Corp.	2,484,038
159,644	Texas Instruments, Inc.	7,691,648
34,764	Western Digital Corp.	3,581,040
39,683	Xilinx, Inc.	1,676,607
148,916	Yahoo!, Inc.*	5,734,755
		400,402,952
	Materials — 0.2%

17,577	Sigma-Aldrich Corp.	1,828,008

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 0.8%

19,053	SBA Communications Corp., Class A*	$2,101,355
244,357	VimpelCom Ltd. (ADR)	2,081,922
76,756	Vodafone Group PLC (ADR)	2,635,801
		6,819,078
	Total Common Stocks
	(Cost $619,307,298)	674,809,156

Principal Amount
	U.S. Government & Agency Securities (a) — 6.7%
	Federal Home Loan Bank
$27,211,941	0.00%, due 09/02/14	27,211,941
	U.S. Treasury Bills
17,000,000	0.00%, due 11/06/14	16,999,388
5,000,000	0.00%, due 11/20/14	4,999,905
6,000,000	0.00%, due 12/11/14	5,999,730
5,000,000	0.00%, due 12/18/14	4,999,815
	Total U.S. Government & Agency Securities (Cost $60,209,249)	60,210,779

	Repurchase Agreements (a)(b) — 1.3%
11,295,263	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $11,295,323	11,295,263
	Total Repurchase Agreements (Cost $11,295,263)	11,295,263

	Total Investment Securities
	(Cost $690,811,810) — 83.7%	746,315,198
	Other assets less liabilities — 16.3%	145,280,929
	Net Assets — 100.0%	$891,596,127

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $69,706,936.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR       American Depositary Receipt

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,888,620
Aggregate gross unrealized depreciation	(7,819,050)
Net unrealized appreciation	$55,069,570
Federal income tax cost of investments	$691,245,628

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,452	09/19/14	$118,570,320	$3,947,060

Cash collateral in the amount of $5,270,760 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$51,607,551	11/06/15	Bank of America, N.A.	0.61%	NASDAQ-100 Index	$1,376,943
92,213,873	02/06/15	Citibank, N.A.	0.47%	NASDAQ-100 Index®	12,996,066
121,803,520	11/06/15	Credit Suisse International	0.46%	NASDAQ-100 Index®	19,845,996
81,144,446	11/06/15	Deutsche Bank AG	0.27%	PowerShares QQQ TrustSM, Series 1	11,086,053
368,563,682	11/06/15	Deutsche Bank AG	0.47%	NASDAQ-100 Index®	47,398,869
29,558,106	11/06/14	Goldman Sachs International	0.62%	NASDAQ-100 Index®	1,789,077
53,107,838	11/06/14	Goldman Sachs International	0.42%	PowerShares QQQ TrustSM, Series 1	7,441,354
2,485,793	11/06/15	Morgan Stanley & Co. International PLC	0.61%	NASDAQ-100 Index®	1,691,764
96,419,140	11/06/15	Morgan Stanley & Co. International PLC	0.56%	PowerShares QQQ TrustSM, Series 1	11,682,461
43,490,193	11/06/15	Societe Generale	0.56%	NASDAQ-100 Index®	13,050,184
49,531,055	01/06/15	UBS AG	0.51%	NASDAQ-100 Index®	10,324,604
$989,925,197					$138,683,371

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 80.9%
	Consumer Discretionary — 10.8%

90,390	Home Depot, Inc. (The)	$8,451,465
90,390	McDonald’s Corp.	8,471,351
90,390	NIKE, Inc., Class B	7,100,134
90,390	Walt Disney Co. (The)	8,124,253
		32,147,203
	Consumer Staples — 6.1%

90,390	Coca-Cola Co. (The)	3,771,071
90,390	Procter & Gamble Co. (The)	7,512,313
90,390	Wal-Mart Stores, Inc.	6,824,445
		18,107,829
	Energy — 7.0%

90,390	Chevron Corp.	11,700,986
90,390	Exxon Mobil Corp.	8,990,189
		20,691,175
	Financials — 12.8%

90,390	American Express Co.	8,094,424
90,390	Goldman Sachs Group, Inc. (The)	16,189,753
90,390	JPMorgan Chase & Co.	5,373,686
90,390	Travelers Cos., Inc. (The)	8,560,837
		38,218,700
	Health Care — 8.5%

90,390	Johnson & Johnson	9,376,155
90,390	Merck & Co., Inc.	5,433,343
90,390	Pfizer, Inc.	2,656,562
90,390	UnitedHealth Group, Inc.	7,835,005
		25,301,065
	Industrials — 15.6%

90,390	3M Co.	13,016,160
90,390	Boeing Co. (The)	11,461,452
90,390	Caterpillar, Inc.	9,858,838
90,390	General Electric Co.	2,348,332
90,390	United Technologies Corp.	9,760,312
		46,445,094
	Information Technology — 15.5%

90,390	Cisco Systems, Inc.	2,258,846
90,390	Intel Corp.	3,156,419
90,390	International Business Machines Corp.	17,381,997
90,390	Microsoft Corp.	4,106,417
90,390	Visa, Inc., Class A	19,209,683
		46,113,362
	Materials — 2.0%

90,390	E.I. du Pont de Nemours & Co.	5,975,683

	Telecommunication Services — 2.6%

90,390	AT&T, Inc.	3,160,034
90,390	Verizon Communications, Inc.	4,503,230
		7,663,264
	Total Common Stocks
	(Cost $223,193,871)	240,663,375

Principal Amount
	U.S. Government & Agency Securities (a) — 4.4%
	Federal Home Loan Bank
$10,219,965	0.00%, due 09/02/14	10,219,965
	U.S. Treasury Bill
3,000,000	0.00%, due 11/06/14	2,999,892
	Total U.S. Government & Agency Securities (Cost $13,219,738)	13,219,857

	Repurchase Agreements (a)(b) — 3.2%
9,419,127	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $9,419,172	9,419,127
	Total Repurchase Agreements (Cost $9,419,127)	9,419,127

	Total Investment Securities
	(Cost $245,832,736) — 88.5%	263,302,359
	Other assets less liabilities — 11.5%	34,310,625
	Net Assets — 100.0%	$297,612,984

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $34,794,248.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,703,090
Aggregate gross unrealized depreciation	(1,233,467)
Net unrealized appreciation	$17,469,623
Federal income tax cost of investments	$245,832,736

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	188	09/19/14	$16,063,660	$170,646

Cash collateral in the amount of $806,520 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$44,308,581	11/06/15	Bank of America, N.A.	0.61%	Dow Jones Industrial AverageSM Index	$1,064,114
5,224,004	02/06/15	Citibank, N.A.	0.47%	Dow Jones Industrial AverageSM Index	653,693
116,627,604	11/06/15	Credit Suisse International	0.46%	Dow Jones Industrial AverageSM Index	8,696,520
54,063,538	11/06/15	Deutsche Bank AG	0.22%	Dow Jones Industrial AverageSM Index	5,329,487
77,071,847	11/06/14	Deutsche Bank AG	0.17%	SPDR® Dow Jones Industrial AverageSM ETF Trust	11,738,862
3,705,696	11/06/14	Goldman Sachs International	0.72%	Dow Jones Industrial AverageSM Index	369,138
10,133,841	11/06/15	Societe Generale	0.56%	Dow Jones Industrial AverageSM Index	1,340,585
27,387,647	01/06/15	UBS AG	0.51%	Dow Jones Industrial AverageSM Index	2,378,930
$338,522,758					$31,571,329

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 82.2%
	Consumer Discretionary — 10.8%

6,349	Aaron’s, Inc.	$162,661
6,397	Abercrombie & Fitch Co., Class A	267,395
6,413	Advance Auto Parts, Inc.	874,861
5,195	AMC Networks, Inc., Class A*	325,077
15,038	American Eagle Outfitters, Inc.	211,735
4,116	Ann, Inc.*	170,567
8,716	Apollo Education Group, Inc.*	242,043
11,368	Ascena Retail Group, Inc.*	197,690
3,452	Bally Technologies, Inc.*	273,709
4,876	Big Lots, Inc.	226,003
5,709	Brinker International, Inc.	279,170
8,150	Brunswick Corp.	350,450
4,120	Cabela’s, Inc.*	251,402
4,720	Carter’s, Inc.	390,722
4,039	Cheesecake Factory, Inc. (The)	181,553
13,470	Chico’s FAS, Inc.	212,826
9,152	Cinemark Holdings, Inc.	322,974
6,647	CST Brands, Inc.	231,581
3,043	Deckers Outdoor Corp.*	280,686
5,023	DeVry Education Group, Inc.	215,637
8,732	Dick’s Sporting Goods, Inc.	393,551
4,890	Domino’s Pizza, Inc.	368,951
6,323	DreamWorks Animation SKG, Inc., Class A*	138,063
12,817	Foot Locker, Inc.	719,162
12,825	Gentex Corp.	378,979
5,245	Guess?, Inc.	122,943
8,753	Hanesbrands, Inc.	898,758
2,947	HSN, Inc.	178,559
21,711	International Game Technology	366,047
2,453	International Speedway Corp., Class A	82,151
26,789	J.C. Penney Co., Inc.*	289,321
10,546	Jarden Corp.*	630,545
4,116	John Wiley & Sons, Inc., Class A	246,754
11,123	Kate Spade & Co.*	359,718
7,908	KB Home	140,367
5,770	Lamar Advertising Co., Class A	302,810
3,305	Life Time Fitness, Inc.*	152,361
12,509	Live Nation Entertainment, Inc.*	274,698
26,533	LKQ Corp.*	753,537
3,433	MDC Holdings, Inc.	99,591
3,253	Meredith Corp.	151,525
3,904	Murphy USA, Inc.*	212,651
11,095	New York Times Co. (The), Class A	137,356
339	NVR, Inc.*	397,711
42,773	Office Depot, Inc.*	218,998
2,294	Panera Bread Co., Class A*	343,962
5,792	Polaris Industries, Inc.	842,041
4,641	Rent-A-Center, Inc.	129,298
18,769	Service Corp. International	416,109
7,050	Signet Jewelers Ltd.	830,984
6,059	Sotheby’s	247,268
5,344	Tempur Sealy International, Inc.*	312,731
3,936	Thor Industries, Inc.	211,403
9,808	Time, Inc.*	230,292
14,063	Toll Brothers, Inc.*	500,502
4,435	Tupperware Brands Corp.	324,908
23,214	Wendy’s Co. (The)	189,194
7,694	Williams-Sonoma, Inc.	506,034
		18,768,575
	Consumer Staples — 2.5%

11,946	Church & Dwight Co., Inc.	815,195
8,216	Dean Foods Co.	132,935
5,421	Energizer Holdings, Inc.	658,760
15,449	Flowers Foods, Inc.	302,491
4,405	Hain Celestial Group, Inc. (The)*	433,276
6,556	Ingredion, Inc.	522,907
1,706	Lancaster Colony Corp.	150,827
3,864	Post Holdings, Inc.*	142,852
17,382	SUPERVALU, Inc.*	165,998
1,816	Tootsie Roll Industries, Inc.	51,302
4,362	United Natural Foods, Inc.*	280,433
2,041	Universal Corp.	107,683
15,284	WhiteWave Foods Co. (The)*	535,246
		4,299,905
	Energy — 4.4%

5,086	Atwood Oceanics, Inc.*	251,299
4,368	Bill Barrett Corp.*	99,459
1,746	CARBO Ceramics, Inc.	187,852
6,722	Dresser-Rand Group, Inc.*	465,835
3,576	Dril-Quip, Inc.*	362,857
6,397	Energen Corp.	514,831
7,509	Gulfport Energy Corp.*	439,276
8,627	Helix Energy Solutions Group, Inc.*	235,690
17,464	HollyFrontier Corp.	873,724
9,493	Oceaneering International, Inc.	660,333
4,664	Oil States International, Inc.*	301,061
12,701	Patterson-UTI Energy, Inc.	438,692
5,400	Rosetta Resources, Inc.*	270,000
10,935	Rowan Cos. PLC, Class A	331,549
5,894	SM Energy Co.	524,802
13,765	Superior Energy Services, Inc.	493,338
4,355	Tidewater, Inc.	221,539
3,878	Unit Corp.*	255,211
6,327	World Fuel Services Corp.	280,792
17,769	WPX Energy, Inc.*	473,011
		7,681,151
	Financials — 18.2%

3,769	Alexander & Baldwin, Inc.	154,152
6,298	Alexandria Real Estate Equities, Inc. (REIT)	497,920
1,447	Alleghany Corp.*	623,845
9,221	American Campus Communities, Inc. (REIT)	364,322
6,295	American Financial Group, Inc./OH	377,511
13,808	Arthur J. Gallagher & Co.	652,152
5,751	Aspen Insurance Holdings Ltd.	244,533
14,016	Associated Banc-Corp	254,811
7,428	Astoria Financial Corp.	97,084
7,428	BancorpSouth, Inc.	157,251
3,905	Bank of Hawaii Corp.	226,685
16,921	BioMed Realty Trust, Inc. (REIT)	379,876
10,449	Brown & Brown, Inc.	340,846
7,521	Camden Property Trust (REIT)	562,872
6,509	Cathay General Bancorp	169,494
7,558	CBOE Holdings, Inc.	400,763
4,203	City National Corp./CA	318,924
7,112	Commerce Bancshares, Inc./MO	328,077
7,700	Corporate Office Properties Trust (REIT)	218,526

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,228	Corrections Corp. of America (REIT)	$364,526
4,658	Cullen/Frost Bankers, Inc.	366,119
28,961	Duke Realty Corp. (REIT)	538,675
12,604	East West Bancorp, Inc.	439,123
10,611	Eaton Vance Corp.	415,527
5,566	Equity One, Inc. (REIT)	131,358
4,053	Everest Re Group Ltd.	664,044
9,682	Extra Space Storage, Inc. (REIT)	510,241
5,913	Federal Realty Investment Trust (REIT)	737,824
8,315	Federated Investors, Inc., Class B	255,187
9,391	First American Financial Corp.	266,235
20,795	First Horizon National Corp.	252,867
31,111	First Niagara Financial Group, Inc.	270,666
14,534	FirstMerit Corp.	250,493
16,610	Fulton Financial Corp.	191,596
7,233	Hancock Holding Co.	240,425
3,873	Hanover Insurance Group, Inc. (The)	245,742
8,781	HCC Insurance Holdings, Inc.	440,279
7,922	Highwoods Properties, Inc. (REIT)	337,081
5,022	Home Properties, Inc. (REIT)	322,513
13,162	Hospitality Properties Trust (REIT)	387,358
5,003	International Bancshares Corp.	131,879
13,198	Janus Capital Group, Inc.	160,356
3,917	Jones Lang LaSalle, Inc.	523,350
4,475	Kemper Corp.	162,666
7,227	Kilroy Realty Corp. (REIT)	457,108
9,147	LaSalle Hotel Properties (REIT)	334,323
12,982	Liberty Property Trust (REIT)	459,822
7,793	Mack-Cali Realty Corp. (REIT)	164,744
3,189	Mercury General Corp.	163,372
6,593	Mid-America Apartment Communities, Inc. (REIT)	476,806
10,258	MSCI, Inc.*	473,304
10,828	National Retail Properties, Inc. (REIT)	402,152
38,909	New York Community Bancorp, Inc.	620,599
21,298	Old Republic International Corp.	326,924
11,079	Omega Healthcare Investors, Inc. (REIT)	417,346
8,424	PacWest Bancorp	353,303
3,568	Potlatch Corp. (REIT)	152,282
4,783	Primerica, Inc.	240,728
5,271	Prosperity Bancshares, Inc.	318,368
6,930	Protective Life Corp.	480,942
10,912	Raymond James Financial, Inc.	596,232
11,116	Rayonier, Inc. (REIT)	380,945
19,464	Realty Income Corp. (REIT)	870,430
8,117	Regency Centers Corp. (REIT)	463,805
6,072	Reinsurance Group of America, Inc.	503,855
3,564	RenaissanceRe Holdings Ltd.	364,918
12,490	SEI Investments Co.	473,309
17,907	Senior Housing Properties Trust (REIT)	417,770
4,395	Signature Bank/NY*	520,632
8,389	SL Green Realty Corp. (REIT)	917,337
37,162	SLM Corp.	329,255
3,844	StanCorp Financial Group, Inc.	251,859
4,380	SVB Financial Group*	487,582
12,216	Synovus Financial Corp.	295,016
5,561	Taubman Centers, Inc. (REIT)	423,581
14,646	TCF Financial Corp.	231,407
5,928	Trustmark Corp.	140,701
22,100	UDR, Inc. (REIT)	661,232
16,399	Umpqua Holdings Corp.	286,491
17,621	Valley National Bancorp	176,210
9,089	W. R. Berkley Corp.	439,453
7,491	Waddell & Reed Financial, Inc., Class A	408,259
8,907	Washington Federal, Inc.	193,727
13,653	Washington Prime Group, Inc. (REIT)	266,507
7,939	Webster Financial Corp.	234,201
9,879	Weingarten Realty Investors (REIT)	338,059
2,312	Westamerica Bancorp.	111,831
		31,602,501
	Health Care — 8.0%

6,314	Align Technology, Inc.*	343,860
14,041	Allscripts Healthcare Solutions, Inc.*	207,456
1,773	Bio-Rad Laboratories, Inc., Class A*	213,221
4,251	Charles River Laboratories International, Inc.*	251,234
10,131	Community Health Systems, Inc.*	549,911
4,214	Cooper Cos., Inc. (The)	687,008
5,047	Covance, Inc.*	418,396
6,619	Cubist Pharmaceuticals, Inc.*	456,910
12,313	Endo International PLC*	784,461
7,050	Health Net, Inc.*	332,760
7,503	Henry Schein, Inc.*	898,034
5,030	Hill-Rom Holdings, Inc.	220,364
7,706	HMS Holdings Corp.*	176,159
24,288	Hologic, Inc.*	604,043
4,510	IDEXX Laboratories, Inc.*	559,105
3,910	LifePoint Hospitals, Inc.*	292,468
8,736	MEDNAX, Inc.*	500,136
2,568	Mettler-Toledo International, Inc.*	694,593
8,704	Omnicare, Inc.	555,054
5,546	Owens & Minor, Inc.	190,782
12,335	ResMed, Inc.	654,372
5,574	Salix Pharmaceuticals Ltd.*	886,879
4,865	Sirona Dental Systems, Inc.*	396,546
5,194	STERIS Corp.	292,370
2,927	Techne Corp.	279,587
3,636	Teleflex, Inc.	398,069
5,000	Thoratec Corp.*	125,000
3,879	United Therapeutics Corp.*	457,063
7,902	Universal Health Services, Inc., Class B	904,305
7,762	VCA, Inc.*	316,302
3,856	WellCare Health Plans, Inc.*	253,956
		13,900,404
	Industrials — 13.9%

6,690	A. O. Smith Corp.	328,345
3,798	Acuity Brands, Inc.	470,496
8,724	AECOM Technology Corp.*	330,116
7,678	AGCO Corp.	374,994
12,081	Alaska Air Group, Inc.	559,834
2,800	Alliant Techsystems, Inc.	352,800
8,696	B/E Aerospace, Inc.*	736,899
5,633	Carlisle Cos., Inc.	466,976
9,327	Civeo Corp.	236,999
4,432	CLARCOR, Inc.	280,147

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,860	Clean Harbors, Inc.*	$294,224
5,015	Con-way, Inc.	257,019
9,860	Copart, Inc.*	339,480
2,971	Corporate Executive Board Co. (The)	195,848
4,344	Crane Co.	302,299
4,400	Deluxe Corp.	262,020
11,560	Donaldson Co., Inc.	483,902
2,810	Esterline Technologies Corp.*	329,416
16,662	Exelis, Inc.	286,420
14,596	Fortune Brands Home & Security, Inc.	630,693
3,591	FTI Consulting, Inc.*	133,226
4,047	GATX Corp.	268,195
4,483	Genesee & Wyoming, Inc., Class A*	440,813
5,328	Graco, Inc.	409,510
3,196	Granite Construction, Inc.	112,723
7,097	Harsco Corp.	171,747
5,207	Herman Miller, Inc.	154,752
3,964	HNI Corp.	150,275
4,733	Hubbell, Inc., Class B	572,220
4,316	Huntington Ingalls Industries, Inc.	440,707
7,086	IDEX Corp.	545,197
8,060	ITT Corp.	385,752
8,039	J.B. Hunt Transport Services, Inc.	607,346
20,087	JetBlue Airways Corp.*	245,664
12,938	KBR, Inc.	284,895
6,906	Kennametal, Inc.	309,458
5,009	Kirby Corp.*	597,524
3,951	Landstar System, Inc.	268,135
3,974	Lennox International, Inc.	332,862
7,069	Lincoln Electric Holdings, Inc.	502,606
6,999	Manpowergroup, Inc.	542,982
2,790	MSA Safety, Inc.	154,454
4,163	MSC Industrial Direct Co., Inc., Class A	375,253
5,260	Nordson Corp.	426,376
9,430	NOW, Inc.*	311,473
6,135	Old Dominion Freight Line, Inc.*	409,020
7,466	Oshkosh Corp.	370,911
17,544	R.R. Donnelley & Sons Co.	310,002
3,967	Regal-Beloit Corp.	281,935
5,647	Rollins, Inc.	167,998
3,851	SPX Corp.	400,697
9,695	Terex Corp.	362,690
6,737	Timken Co. (The)	305,119
5,623	Towers Watson & Co., Class A	616,449
13,617	Trinity Industries, Inc.	658,790
4,584	Triumph Group, Inc.	317,992
8,550	United Rentals, Inc.*	1,005,907
6,062	URS Corp.	367,236
2,363	Valmont Industries, Inc.	332,592
8,478	Wabtec Corp.	706,726
10,895	Waste Connections, Inc.	534,509
2,397	Watsco, Inc.	221,699
3,999	Werner Enterprises, Inc.	99,575
5,187	Woodward, Inc.	270,917
		24,003,836
	Information Technology — 13.9%

8,985	3D Systems Corp.*	480,787
10,001	ACI Worldwide, Inc.*	194,719
6,764	Acxiom Corp.*	125,438
4,959	ADTRAN, Inc.	114,454
56,935	Advanced Micro Devices, Inc.*	237,419
3,891	Advent Software, Inc.	125,718
8,145	ANSYS, Inc.*	662,188
7,026	AOL, Inc.*	303,664
10,487	ARRIS Group, Inc.*	321,007
8,758	Arrow Electronics, Inc.*	545,185
37,001	Atmel Corp.*	327,829
12,165	Avnet, Inc.	541,464
3,833	Belden, Inc.	280,077
10,607	Broadridge Financial Solutions, Inc.	451,222
25,447	Cadence Design Systems, Inc.*	448,885
9,232	Ciena Corp.*	191,010
3,899	CommVault Systems, Inc.*	214,991
19,309	Compuware Corp.	180,539
4,200	Concur Technologies, Inc.*	421,596
8,919	Convergys Corp.	171,245
5,536	Conversant, Inc.*	152,461
8,073	CoreLogic, Inc.*	228,224
10,718	Cree, Inc.*	488,312
12,755	Cypress Semiconductor Corp.*	140,943
5,678	Diebold, Inc.	215,594
3,070	DST Systems, Inc.	284,927
4,379	Equinix, Inc.*	955,761
3,461	FactSet Research Systems, Inc.	440,931
2,827	Fair Isaac Corp.	164,447
10,981	Fairchild Semiconductor International, Inc.*	192,717
3,714	FEI Co.	312,125
12,040	Fortinet, Inc.*	310,752
7,931	Gartner, Inc.*	591,573
5,995	Global Payments, Inc.	435,956
9,650	Informatica Corp.*	328,631
13,642	Ingram Micro, Inc., Class A*	393,299
11,942	Integrated Device Technology, Inc.*	196,446
3,556	InterDigital, Inc.	157,780
6,265	International Rectifier Corp.*	246,841
11,319	Intersil Corp., Class A	170,294
3,456	Itron, Inc.*	145,912
7,432	Jack Henry & Associates, Inc.	429,644
20,630	JDS Uniphase Corp.*	238,276
7,474	Knowles Corp.*	246,044
5,587	Leidos Holdings, Inc.	210,351
5,473	Lexmark International, Inc., Class A	276,715
8,511	Mentor Graphics Corp.	185,625
6,577	MICROS Systems, Inc.*	447,039
8,648	National Instruments Corp.	286,681
14,758	NCR Corp.*	504,133
4,930	NeuStar, Inc., Class A*	145,386
3,740	Plantronics, Inc.	178,510
12,143	Polycom, Inc.*	160,895
10,426	PTC, Inc.*	403,382
10,240	Rackspace Hosting, Inc.*	354,304
25,152	RF Micro Devices, Inc.*	313,645
14,111	Riverbed Technology, Inc.*	265,851
8,327	Rovi Corp.*	192,604
3,585	Science Applications International Corp.	165,340
5,914	Semtech Corp.*	154,089
3,514	Silicon Laboratories, Inc.*	159,290
16,665	Skyworks Solutions, Inc.	944,239
5,765	SolarWinds, Inc.*	246,684
6,047	Solera Holdings, Inc.	368,625
21,632	SunEdison, Inc.*	476,553
13,601	Synopsys, Inc.*	556,281

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,361	Tech Data Corp.*	$226,868
17,074	Teradyne, Inc.	351,554
13,446	TIBCO Software, Inc.*	280,215
22,931	Trimble Navigation Ltd.*	762,685
2,497	Ultimate Software Group, Inc. (The)*	367,034
9,820	VeriFone Systems, Inc.*	342,914
11,924	Vishay Intertechnology, Inc.	190,784
3,406	WEX, Inc.*	387,092
4,438	Zebra Technologies Corp., Class A*	346,297
		24,058,992
	Materials — 6.2%

6,992	Albemarle Corp.	444,551
5,753	AptarGroup, Inc.	369,055
6,371	Ashland, Inc.	683,099
5,271	Cabot Corp.	288,745
4,667	Carpenter Technology Corp.	255,425
13,464	Cliffs Natural Resources, Inc.	202,903
10,349	Commercial Metals Co.	178,831
2,947	Compass Minerals International, Inc.	262,489
3,152	Cytec Industries, Inc.	324,782
5,711	Domtar Corp.	212,963
4,399	Eagle Materials, Inc.	448,302
2,682	Greif, Inc., Class A	128,441
12,405	Louisiana-Pacific Corp.*	177,019
3,031	Minerals Technologies, Inc.	189,801
973	NewMarket Corp.	395,904
6,945	Olin Corp.	189,529
8,642	Packaging Corp. of America	587,570
8,273	PolyOne Corp.	324,467
3,705	Rayonier Advanced Materials, Inc.*	123,043
6,831	Reliance Steel & Aluminum Co.	477,624
12,618	Rock-Tenn Co., Class A	620,301
5,711	Royal Gold, Inc.	444,030
11,712	RPM International, Inc.	551,987
3,825	Scotts Miracle-Gro Co. (The), Class A	220,817
4,347	Sensient Technologies Corp.	243,910
3,855	Silgan Holdings, Inc.	194,099
8,970	Sonoco Products Co.	369,205
21,031	Steel Dynamics, Inc.	488,761
3,369	TimkenSteel Corp.	160,971
12,719	United States Steel Corp.	491,589
6,826	Valspar Corp. (The)	551,268
4,575	Worthington Industries, Inc.	185,013
		10,786,494
	Telecommunication Services — 0.4%

8,699	Telephone & Data Systems, Inc.	229,132
12,123	tw telecom, inc.*	497,467
		726,599
	Utilities — 3.9%

9,751	Alliant Energy Corp.	570,336
15,563	Aqua America, Inc.	389,231
8,806	Atmos Energy Corp.	445,231
3,923	Black Hills Corp.	210,783
5,306	Cleco Corp.	299,365
13,513	Great Plains Energy, Inc.	346,879
8,920	Hawaiian Electric Industries, Inc.	226,479
4,422	IDACORP, Inc.	250,816
16,842	MDU Resources Group, Inc.	527,323
7,384	National Fuel Gas Co.	564,433
17,504	OGE Energy Corp.	656,750
4,568	ONE Gas, Inc.	170,980
7,001	PNM Resources, Inc.	183,496
15,395	Questar Corp.	361,936
10,115	UGI Corp.	535,893
7,248	Vectren Corp.	298,835
11,330	Westar Energy, Inc.	418,417
4,562	WGL Holdings, Inc.	198,401
		6,655,584
	Total Common Stocks
	(Cost $143,493,183)	142,484,041

Principal Amount
	U.S. Government & Agency Securities (a) — 30.9%
	Federal Home Loan Bank
$18,076,548	0.00%, due 09/02/14	18,076,548
	U.S. Treasury Bills
382,000	0.00%, due 09/18/14	381,993
12,220,000	0.00%, due 09/25/14	12,219,776
15,000,000	0.00%, due 11/20/14	14,999,715
8,000,000	0.00%, due 01/15/15	7,999,400
	Total U.S. Government & Agency Securities (Cost $53,676,207)	53,677,432

	Repurchase Agreements (a)(b) — 26.9%
46,733,206	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $46,733,428	46,733,206
	Total Repurchase Agreements (Cost $46,733,206)	46,733,206

	Total Investment Securities
	(Cost $243,902,596) — 140.0%	242,894,679
	Liabilities in excess of other assets — (40.0%)	(69,458,263)
	Net Assets — 100.0%	$173,436,416

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $124,274,916.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,108,619
Aggregate gross unrealized depreciation	(7,368,290)
Net unrealized depreciation	$(3,259,671)
Federal income tax cost of investments	$246,154,350

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	273	09/19/14	$39,202,800	$872,342

Cash collateral in the amount of $2,012,010 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$28,739,027	11/06/15	Bank of America, N.A.	0.31%	S&P MidCap 400® Index	$(15,879,051)
28,609,922	01/06/15	Citibank, N.A.	0.32%	S&P MidCap 400® Index	(20,716,679)
19,502,915	11/06/15	Credit Suisse International	0.36%	S&P MidCap 400® Index	(5,672,673)
17,925,365	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	(11,071,476)
22,237,840	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	(17,036,016)
2,863,339	11/06/14	Goldman Sachs International	0.52%	S&P MidCap 400® Index	1,563,993
14,615,066	11/06/14	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	(9,869,709)
15,103,743	11/06/15	Morgan Stanley & Co. International PLC	0.36%	S&P MidCap 400® Index	2,432,672
6,532,623	11/06/15	Societe Generale	0.54%	S&P MidCap 400® Index	3,161,690
9,088,689	01/06/15	UBS AG	0.46%	S&P MidCap 400® Index	(530,932)
$165,218,529					$(73,618,181)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.9%
	Consumer Discretionary — 11.3%

2,247	1-800-Flowers.com, Inc., Class A*	$11,572
928	2U, Inc.*	17,539
1,700	A.H. Belo Corp., Class A	19,584
7,109	Aeropostale, Inc.*	29,787
1,903	AMC Entertainment Holdings, Inc., Class A	45,044
6,116	American Axle & Manufacturing Holdings, Inc.*	110,700
17,575	American Eagle Outfitters, Inc.	247,456
1,580	American Public Education, Inc.*	47,969
703	America’s Car-Mart, Inc.*	29,779
4,233	Ann, Inc.*	175,415
1,166	Arctic Cat, Inc.	43,165
2,771	Asbury Automotive Group, Inc.*	193,083
1,254	Ascent Capital Group, Inc., Class A*	78,262
3,708	Barnes & Noble, Inc.*	88,473
2,416	Beazer Homes USA, Inc.*	45,542
2,835	bebe stores, inc.	9,355
8,732	Belmond Ltd., Class A*	111,595
1,668	Big 5 Sporting Goods Corp.	17,014
156	Biglari Holdings, Inc.*	56,059
2,141	BJ’s Restaurants, Inc.*	79,795
2,055	Black Diamond, Inc.*	17,426
6,978	Bloomin’ Brands, Inc.*	116,114
1,095	Blue Nile, Inc.*	31,098
2,232	Bob Evans Farms, Inc.	96,913
1,321	Bon-Ton Stores, Inc. (The)	13,950
7,010	Boyd Gaming Corp.*	74,656
1,732	Bravo Brio Restaurant Group, Inc.*	25,010
1,493	Bridgepoint Education, Inc.*	18,767
2,774	Bright Horizons Family Solutions, Inc.*	112,819
3,947	Brown Shoe Co., Inc.	117,778
8,382	Brunswick Corp.	360,426
2,549	Buckle, Inc. (The)	125,360
1,709	Buffalo Wild Wings, Inc.*	252,505
1,114	Build-A-Bear Workshop, Inc.*	14,527
2,591	Burlington Stores, Inc.*	92,421
4,132	Caesars Acquisition Co., Class A*	45,039
4,635	Caesars Entertainment Corp.*	62,294
7,008	Callaway Golf Co.	53,331
988	Capella Education Co.	64,329
6,077	Career Education Corp.*	33,363
2,187	Carmike Cinemas, Inc.*	74,074
1,449	Carriage Services, Inc.	27,009
3,183	Carrols Restaurant Group, Inc.*	23,204
2,478	Cato Corp. (The), Class A	85,912
799	Cavco Industries, Inc.*	57,073
6,379	Central European Media Enterprises Ltd., Class A*	15,820
4,515	Cheesecake Factory, Inc. (The)	202,949
6,659	Chegg, Inc.*	46,014
1,993	Children’s Place, Inc. (The)	107,144
3,293	Christopher & Banks Corp.*	31,514
1,214	Churchill Downs, Inc.	114,322
1,486	Chuy’s Holdings, Inc.*	39,082
6,917	Cinedigm Corp., Class A*	12,935
1,408	Citi Trends, Inc.*	32,750
1,980	ClubCorp Holdings, Inc.	36,749
624	Collectors Universe, Inc.	12,574
1,241	Columbia Sportswear Co.	94,515
2,503	Conn’s, Inc.*	112,209
1,555	Container Store Group, Inc. (The)*	32,873
5,738	Cooper Tire & Rubber Co.	176,903
1,237	Cooper-Standard Holding, Inc.*	81,036
2,082	Core-Mark Holding Co., Inc.	100,269
1,091	Coupons.com, Inc.*	16,670
1,725	Cracker Barrel Old Country Store, Inc.	173,207
7,913	Crocs, Inc.*	122,256
3,135	Crown Media Holdings, Inc., Class A*	10,816
840	CSS Industries, Inc.	21,235
791	Culp, Inc.	14,467
13,061	Cumulus Media, Inc., Class A*	59,950
98	Daily Journal Corp.*	18,751
14,171	Dana Holding Corp.	329,192
2,136	Del Frisco’s Restaurant Group, Inc.*	47,270
7,872	Denny’s Corp.*	53,766
1,239	Destination Maternity Corp.	23,950
3,162	Destination XL Group, Inc.*	15,810
1,344	Dex Media, Inc.*	15,335
3,198	Diamond Resorts International, Inc.*	80,014
1,505	DineEquity, Inc.	125,216
1,353	Dixie Group, Inc. (The)*	13,056
2,443	Dorman Products, Inc.*	109,520
2,136	Drew Industries, Inc.	94,817
2,822	E.W. Scripps Co. (The), Class A*	53,505
1,921	Education Management Corp.*	2,478
1,005	Einstein Noah Restaurant Group, Inc.	14,301
1,364	Empire Resorts, Inc.*	6,083
2,232	Entercom Communications Corp., Class A*	20,378
5,227	Entravision Communications Corp., Class A	23,940
2,011	Eros International PLC*	32,679
895	Escalade, Inc.	12,942
2,282	Ethan Allen Interiors, Inc.	57,575
7,616	Express, Inc.*	132,061
423	Famous Dave’s of America, Inc.*	11,468
2,606	Federal-Mogul Holdings Corp.*	44,484
2,421	Fiesta Restaurant Group, Inc.*	118,847
4,362	Finish Line, Inc. (The), Class A	129,246
4,906	Five Below, Inc.*	198,987
442	Flexsteel Industries, Inc.	15,488
1,010	Fox Factory Holding Corp.*	15,372
3,816	Francesca’s Holdings Corp.*	53,424
3,332	Fred’s, Inc., Class A	47,414
1,712	FTD Cos., Inc.*	56,701
1,280	Fuel Systems Solutions, Inc.*	12,966
1,735	G-III Apparel Group Ltd.*	143,207
1,356	Gaiam, Inc., Class A*	10,061
2,168	Genesco, Inc.*	171,922
3,189	Gentherm, Inc.*	155,783
1,376	Global Sources Ltd.*	9,811
4,217	Grand Canyon Education, Inc.*	182,343
4,479	Gray Television, Inc.*	44,476
2,189	Group 1 Automotive, Inc.	175,470
5,556	Guess?, Inc.	130,233
4,450	Harte-Hanks, Inc.	31,194
1,821	Haverty Furniture Cos., Inc.	42,375
2,585	Helen of Troy Ltd.*	150,499
756	Hemisphere Media Group, Inc.*	8,686
1,087	hhgregg, Inc.*	7,772
2,341	Hibbett Sports, Inc.*	106,352
9,854	Houghton Mifflin Harcourt Co.*	189,197
10,554	Hovnanian Enterprises, Inc., Class A*	44,327
3,000	HSN, Inc.	181,770
4,140	Iconix Brand Group, Inc.*	172,348
686	Ignite Restaurant Group, Inc.*	5,063
774	Installed Building Products, Inc.*	10,348

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,516	International Speedway Corp., Class A	$84,261
3,591	Interval Leisure Group, Inc.	77,637
1,215	Intrawest Resorts Holdings, Inc.*	13,985
2,665	iRobot Corp.*	86,426
1,958	Isle of Capri Casinos, Inc.*	16,193
2,113	ITT Educational Services, Inc.*	17,813
3,619	Jack in the Box, Inc.	215,150
1,687	JAKKS Pacific, Inc.*	11,438
1,554	Jamba, Inc.*	22,704
452	Johnson Outdoors, Inc., Class A	11,973
4,052	Journal Communications, Inc., Class A*	40,196
3,108	K12, Inc.*	58,524
7,570	KB Home	134,367
1,322	Kirkland’s, Inc.*	23,571
5,889	Krispy Kreme Doughnuts, Inc.*	100,172
4,003	La Quinta Holdings, Inc.*	79,059
1,490	Lands’ End, Inc.*	51,375
4,731	La-Z-Boy, Inc.	100,960
5,903	LeapFrog Enterprises, Inc.*	38,251
4,845	Lee Enterprises, Inc.*	19,671
1,293	LGI Homes, Inc.*	24,722
1,942	Libbey, Inc.*	53,599
344	Liberty Tax, Inc.*	11,658
3,695	Life Time Fitness, Inc.*	170,339
7,276	LifeLock, Inc.*	107,830
942	Lifetime Brands, Inc.	16,202
2,063	Lithia Motors, Inc., Class A	180,347
1,184	Loral Space & Communications, Inc.*	88,705
2,479	Lumber Liquidators Holdings, Inc.*	141,848
2,212	M/I Homes, Inc.*	50,345
756	Malibu Boats, Inc., Class A*	15,732
1,625	Marcus Corp. (The)	29,591
958	Marine Products Corp.	7,741
2,241	MarineMax, Inc.*	38,680
2,561	Marriott Vacations Worldwide Corp.*	152,610
2,702	Martha Stewart Living Omnimedia, Inc., Class A*	11,646
2,697	Matthews International Corp., Class A	124,467
1,355	Mattress Firm Holding Corp.*	77,628
5,522	McClatchy Co. (The), Class A*	24,904
3,529	MDC Holdings, Inc.	102,376
3,839	MDC Partners, Inc., Class A	84,074
4,917	Media General, Inc.*	75,771
4,335	Men’s Wearhouse, Inc. (The)	234,220
3,247	Meredith Corp.	151,245
3,536	Meritage Homes Corp.*	145,931
4,308	Modine Manufacturing Co.*	61,260
860	Monarch Casino & Resort, Inc.*	10,939
2,848	Monro Muffler Brake, Inc.	147,384
2,640	Morgans Hotel Group Co.*	19,958
1,363	Motorcar Parts of America, Inc.*	41,326
1,658	Movado Group, Inc.	61,562
2,677	Multimedia Games Holding Co., Inc.*	74,447
439	NACCO Industries, Inc., Class A	22,828
284	Nathan’s Famous, Inc.*	15,759
5,500	National CineMedia, Inc.	80,300
2,819	Nautilus, Inc.*	33,321
758	New Home Co., Inc. (The)*	10,771
2,713	New Media Investment Group, Inc.	47,396
2,649	New York & Co., Inc.*	9,007
12,507	New York Times Co. (The), Class A	154,837
2,768	Nexstar Broadcasting Group, Inc., Class A	126,332
979	Noodles & Co.*	19,159
2,602	Nutrisystem, Inc.	42,465
48,340	Office Depot, Inc.*	247,501
4,664	Orbitz Worldwide, Inc.*	38,245
1,843	Outerwall, Inc.*	108,608
1,049	Overstock.com, Inc.*	18,536
1,314	Oxford Industries, Inc.	80,588
4,489	Pacific Sunwear of California, Inc.*	9,337
2,768	Papa John’s International, Inc.	109,613
527	Papa Murphy’s Holdings, Inc.*	4,627
7,105	Penn National Gaming, Inc.*	80,215
4,813	Pep Boys-Manny Moe & Jack (The)*	53,521
1,099	Perry Ellis International, Inc.*	22,057
1,825	PetMed Express, Inc.	25,696
8,546	Pier 1 Imports, Inc.	134,685
5,387	Pinnacle Entertainment, Inc.*	134,621
4,078	Pool Corp.	231,059
2,138	Popeyes Louisiana Kitchen, Inc.*	85,734
1,351	Potbelly Corp.*	16,347
12,278	Quiksilver, Inc.*	35,729
892	R.G. Barry Corp.	16,921
2,089	Radio One, Inc., Class D*	6,288
1,196	ReachLocal, Inc.*	6,291
1,562	Reading International, Inc., Class A*	13,496
1,292	Red Robin Gourmet Burgers, Inc.*	68,605
3,946	Regis Corp.	59,624
1,291	Remy International, Inc.	28,531
4,773	Rent-A-Center, Inc.	132,976
898	Rentrak Corp.*	45,852
2,818	Restoration Hardware Holdings, Inc.*	236,346
2,783	RetailMeNot, Inc.*	51,903
5,554	Ruby Tuesday, Inc.*	34,268
3,257	Ruth’s Hospitality Group, Inc.	36,316
4,241	Ryland Group, Inc. (The)	157,341
327	Saga Communications, Inc., Class A	12,436
986	Salem Communications Corp., Class A	8,174
2,398	Scholastic Corp.	84,026
4,582	Scientific Games Corp., Class A*	46,507
1,049	Sears Hometown and Outlet Stores, Inc.*	20,120
4,906	Select Comfort Corp.*	109,747
1,526	Sequential Brands Group, Inc.*	20,372
3,994	SFX Entertainment, Inc.*	28,238
750	Shiloh Industries, Inc.*	12,532
1,368	Shoe Carnival, Inc.	29,442
3,483	Shutterfly, Inc.*	177,668
6,208	Sinclair Broadcast Group, Inc., Class A	180,342
1,992	Sizmek, Inc.*	17,530
3,534	Skechers U.S.A., Inc., Class A*	206,280
1,802	Skullcandy, Inc.*	14,939
4,967	Smith & Wesson Holding Corp.*	54,985
3,603	Sonic Automotive, Inc., Class A	88,994
4,913	Sonic Corp.*	103,713
5,508	Sotheby’s	224,781
3,116	Spartan Motors, Inc.	16,266
1,053	Speedway Motorsports, Inc.	19,586
880	Sportsman’s Warehouse Holdings, Inc.*	5,289
2,865	Stage Stores, Inc.	50,052
1,790	Standard Motor Products, Inc.	67,322

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,087	Standard Pacific Corp.*	$109,538
2,509	Stein Mart, Inc.	31,237
1,329	Steiner Leisure Ltd.*	56,509
5,268	Steven Madden Ltd.*	179,059
2,553	Stoneridge, Inc.*	31,810
314	Strattec Security Corp.	25,195
980	Strayer Education, Inc.*	59,506
1,754	Sturm Ruger & Co., Inc.	88,419
2,135	Superior Industries International, Inc.	41,526
1,023	Systemax, Inc.*	14,915
5,504	Tenneco, Inc.*	352,696
6,301	Texas Roadhouse, Inc.	167,544
2,535	Tile Shop Holdings, Inc.*	29,279
958	Tilly’s, Inc., Class A*	7,808
9,967	Time, Inc.*	234,025
1,862	Tower International, Inc.*	62,433
13,249	TRI Pointe Homes, Inc.*	196,085
3,930	Tuesday Morning Corp.*	69,089
4,579	Tumi Holdings, Inc.*	102,936
634	Turtle Beach Corp.*	4,520
707	UCP, Inc., Class A*	9,014
1,325	Unifi, Inc.*	37,776
1,439	Universal Electronics, Inc.*	78,670
1,960	Universal Technical Institute, Inc.	21,893
3,267	Vail Resorts, Inc.	259,694
3,860	ValueVision Media, Inc., Class A*	18,103
1,971	Vera Bradley, Inc.*	40,445
1,010	Vince Holding Corp.*	36,663
2,783	Vitamin Shoppe, Inc.*	109,066
1,760	VOXX International Corp.*	17,424
1,060	WCI Communities, Inc.*	21,147
2,503	Weight Watchers International, Inc.	61,799
1,581	West Marine, Inc.*	17,344
597	Weyco Group, Inc.	16,101
1,586	William Lyon Homes, Class A*	40,491
213	Winmark Corp.	15,379
2,462	Winnebago Industries, Inc.*	60,885
9,168	Wolverine World Wide, Inc.	243,502
2,688	World Wrestling Entertainment, Inc., Class A	39,084
527	Zoe’s Kitchen, Inc.*	15,373
1,875	Zumiez, Inc.*	60,656
		20,401,562
	Consumer Staples — 2.7%

3,716	22nd Century Group, Inc.*	11,334
263	Alico, Inc.	10,268
7,969	Alliance One International, Inc.*	17,691
2,549	Andersons, Inc. (The)	175,295
1,537	Annie’s, Inc.*	49,015
4,850	B&G Foods, Inc.	146,470
753	Boston Beer Co., Inc. (The), Class A*	166,398
5,505	Boulder Brands, Inc.*	74,097
1,217	Calavo Growers, Inc.	47,402
1,403	Cal-Maine Foods, Inc.	110,991
3,479	Casey’s General Stores, Inc.	249,410
3,905	Central Garden and Pet Co., Class A*	35,184
1,625	Chefs’ Warehouse, Inc. (The)*	30,696
4,241	Chiquita Brands International, Inc.*	58,950
421	Coca-Cola Bottling Co. Consolidated	31,306
994	Craft Brew Alliance, Inc.*	13,121
14,877	Darling Ingredients, Inc.*	286,829
8,450	Dean Foods Co.	136,721
1,968	Diamond Foods, Inc.*	54,258
2,340	Elizabeth Arden, Inc.*	40,014
1,673	Fairway Group Holdings Corp.*	7,512
675	Farmer Bros Co.*	15,775
1,967	Female Health Co. (The)	7,593
3,266	Fresh Del Monte Produce, Inc.	104,316
3,871	Fresh Market, Inc. (The)*	129,098
7,516	Harbinger Group, Inc.*	97,332
2,894	IGI Laboratories, Inc.*	19,940
1,196	Ingles Markets, Inc., Class A	30,187
1,503	Inter Parfums, Inc.	45,781
1,383	Inventure Foods, Inc.*	16,762
1,346	J&J Snack Foods Corp.	127,480
748	John B. Sanfilippo & Son, Inc.	23,008
1,673	Lancaster Colony Corp.	147,910
2,847	Liberator Medical Holdings, Inc.	8,399
424	Lifeway Foods, Inc.*	5,868
1,012	Limoneira Co.	24,521
1,187	Medifast, Inc.*	39,883
1,031	National Beverage Corp.*	18,898
808	Natural Grocers by Vitamin Cottage, Inc.*	14,908
983	Nature’s Sunshine Products, Inc.	16,170
782	Nutraceutical International Corp.*	18,956
442	Oil-Dri Corp. of America	13,233
1,890	Omega Protein Corp.*	28,482
730	Orchids Paper Products Co.	20,309
2,120	Pantry, Inc. (The)*	44,880
3,974	Post Holdings, Inc.*	146,919
1,692	PriceSmart, Inc.	151,637
1,027	Revlon, Inc., Class A*	34,887
3,549	Roundy’s, Inc.	13,273
2,086	Sanderson Farms, Inc.	194,666
26	Seaboard Corp.*	75,380
738	Seneca Foods Corp., Class A*	22,265
4,304	Snyder’s-Lance, Inc.	117,327
3,410	SpartanNash Co.	73,281
18,326	SUPERVALU, Inc.*	175,013
1,564	Synutra International, Inc.*	8,868
1,701	Tootsie Roll Industries, Inc.	48,053
3,803	TreeHouse Foods, Inc.*	313,824
4,486	United Natural Foods, Inc.*	288,405
2,099	Universal Corp.	110,743
543	USANA Health Sciences, Inc.*	39,655
5,945	Vector Group Ltd.	142,026
610	Village Super Market, Inc., Class A	13,987
1,354	WD-40 Co.	93,020
996	Weis Markets, Inc.	42,778
		4,878,658
	Energy — 5.2%

8,355	Abraxas Petroleum Corp.*	49,378
193	Adams Resources & Energy, Inc.	12,659
2,367	Alon USA Energy, Inc.	39,363
20,009	Alpha Natural Resources, Inc.*	79,036
2,750	American Eagle Energy Corp.*	14,410
2,447	Amyris, Inc.*	10,326
826	Apco Oil and Gas International, Inc.*	11,754
3,559	Approach Resources, Inc.*	63,635
19,190	Arch Coal, Inc.	58,529
1,632	Ardmore Shipping Corp.	21,363
2,874	Basic Energy Services, Inc.*	69,580
4,493	Bill Barrett Corp.*	102,306
2,965	Bonanza Creek Energy, Inc.*	182,081
10,721	BPZ Resources, Inc.*	26,266
3,217	Bristow Group, Inc.	234,777
4,162	C&J Energy Services, Inc.*	119,408
3,657	Callon Petroleum Co.*	39,240
1,784	CARBO Ceramics, Inc.	191,941

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,112	Carrizo Oil & Gas, Inc.*	$257,905
3,033	CHC Group Ltd.*	21,049
532	Clayton Williams Energy, Inc.*	63,010
6,344	Clean Energy Fuels Corp.*	63,250
5,508	Cloud Peak Energy, Inc.*	86,531
4,324	Comstock Resources, Inc.	105,419
1,574	Contango Oil & Gas Co.*	62,362
729	Dawson Geophysical Co.	16,490
5,365	Delek U.S. Holdings, Inc.	187,668
6,275	DHT Holdings, Inc.	43,925
3,787	Diamondback Energy, Inc.*	327,007
662	Dorian LPG Ltd.*	12,995
5,151	Emerald Oil, Inc.*	44,041
8,474	Energy XXI Bermuda Ltd.	139,821
1,839	Era Group, Inc.*	47,097
1,774	Evolution Petroleum Corp.	17,793
13,726	EXCO Resources, Inc.	66,297
5,295	Exterran Holdings, Inc.	246,906
10,760	Forest Oil Corp.*	17,539
5,387	Forum Energy Technologies, Inc.*	183,427
5,995	Frontline Ltd.*	12,290
4,874	FX Energy, Inc.*	16,669
3,807	GasLog Ltd.	96,355
4,973	Gastar Exploration, Inc.*	39,088
1,187	Geospace Technologies Corp.*	48,809
1,101	Glori Energy, Inc.*	7,322
3,145	Goodrich Petroleum Corp.*	69,504
3,381	Green Plains, Inc.	151,097
1,311	Gulf Island Fabrication, Inc.	27,623
2,435	GulfMark Offshore, Inc., Class A	97,911
23,572	Halcon Resources Corp.*	129,646
938	Hallador Energy Co.	12,616
3,805	Harvest Natural Resources, Inc.*	18,835
9,541	Helix Energy Solutions Group, Inc.*	260,660
14,522	Hercules Offshore, Inc.*	48,939
3,277	Hornbeck Offshore Services, Inc.*	143,074
11,680	ION Geophysical Corp.*	40,296
81	Isramco, Inc.*	10,205
1,009	Jones Energy, Inc., Class A*	19,393
11,874	Key Energy Services, Inc.*	74,806
24,093	Kodiak Oil & Gas Corp.*	391,993
17,968	Magnum Hunter Resources Corp.*	124,159
6,627	Matador Resources Co.*	181,315
2,388	Matrix Service Co.*	67,365
21,474	McDermott International, Inc.*	154,613
3,361	Midstates Petroleum Co., Inc.*	23,729
2,713	Miller Energy Resources, Inc.*	14,053
1,146	Mitcham Industries, Inc.*	15,081
1,126	Natural Gas Services Group, Inc.*	33,420
7,433	Navios Maritime Acquisition Corp.	25,792
7,670	Newpark Resources, Inc.*	94,571
8,062	Nordic American Tankers Ltd.	73,042
6,462	North Atlantic Drilling Ltd.	70,823
5,518	Northern Oil and Gas, Inc.*	92,978
1,365	Nuverra Environmental Solutions, Inc.*	18,427
2,161	Pacific Ethanol, Inc.*	49,941
632	Panhandle Oil and Gas, Inc., Class A	38,659
10,950	Parker Drilling Co.*	68,766
4,808	Parsley Energy, Inc., Class A*	105,391
3,236	PDC Energy, Inc.*	194,451
5,930	Penn Virginia Corp.*	89,069
5,285	PetroQuest Energy, Inc.*	35,198
1,138	PHI, Inc. (Non-Voting)*	48,661
5,672	Pioneer Energy Services Corp.*	87,235
1,324	Profire Energy, Inc.*	6,276
11,353	Quicksilver Resources, Inc.*	15,099
3,122	Renewable Energy Group, Inc.*	37,964
7,044	Resolute Energy Corp.*	56,563
568	REX American Resources Corp.*	60,679
4,346	Rex Energy Corp.*	66,407
1,081	RigNet, Inc.*	50,450
1,826	Ring Energy, Inc.*	31,352
5,554	Rosetta Resources, Inc.*	277,700
2,112	RSP Permian, Inc.*	60,403
4,604	Sanchez Energy Corp.*	152,807
15,567	Scorpio Tankers, Inc.	148,820
1,864	SEACOR Holdings, Inc.*	152,102
3,852	SemGroup Corp., Class A	337,936
5,343	Ship Finance International Ltd.	105,738
6,868	Solazyme, Inc.*	64,422
5,077	Stone Energy Corp.*	178,660
3,960	Swift Energy Co.*	44,946
6,018	Synergy Resources Corp.*	81,002
5,627	Teekay Tankers Ltd., Class A	23,971
3,137	Tesco Corp.	66,567
7,135	TETRA Technologies, Inc.*	84,193
2,046	TransAtlantic Petroleum Ltd.*	22,445
6,838	Triangle Petroleum Corp.*	81,988
4,504	VAALCO Energy, Inc.*	41,212
18,579	Vantage Drilling Co.*	33,071
1,185	Vertex Energy, Inc.*	11,056
3,158	W&T Offshore, Inc.	47,117
6,657	Warren Resources, Inc.*	42,938
4,809	Western Refining, Inc.	223,763
1,356	Westmoreland Coal Co.*	56,966
3,617	Willbros Group, Inc.*	39,570
		9,464,637
	Financials — 20.0%

1,356	1st Source Corp.	40,694
2,669	1st United Bancorp, Inc./FL	23,220
5,187	Acadia Realty Trust (REIT)	149,489
2,566	AG Mortgage Investment Trust, Inc. (REIT)	51,243
1,353	Agree Realty Corp. (REIT)	39,954
4,405	Alexander & Baldwin, Inc.	180,164
190	Alexander’s, Inc. (REIT)	75,333
127	Altisource Asset Management Corp.*	94,543
1,319	Altisource Portfolio Solutions S.A.*	131,808
5,163	Altisource Residential Corp. (REIT)	126,700
4,068	Ambac Financial Group, Inc.*	98,446
3,240	American Assets Trust, Inc. (REIT)	113,562
4,623	American Capital Mortgage Investment Corp. (REIT)	95,141
6,719	American Equity Investment Life Holding Co.	166,228
715	American National Bankshares, Inc.	15,830
15,305	American Realty Capital Healthcare Trust, Inc. (REIT)	167,896
2,908	American Residential Properties, Inc. (REIT)*	55,194
2,274	Ameris Bancorp	52,052
1,688	AMERISAFE, Inc.	63,688
745	Ames National Corp.	17,172
1,779	AmREIT, Inc. (REIT)	41,451
2,716	AmTrust Financial Services, Inc.	119,585
11,565	Anworth Mortgage Asset Corp. (REIT)	60,022
4,171	Apollo Commercial Real Estate Finance, Inc. (REIT)	70,156

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
2,897		Apollo Residential Mortgage, Inc. (REIT)	$48,814
2,584		Ares Commercial Real Estate Corp. (REIT)	32,533
2,366		Argo Group International Holdings Ltd.	124,546
1,727		Arlington Asset Investment Corp., Class A	49,081
1,741		Armada Hoffler Properties, Inc. (REIT)	16,731
32,282		ARMOUR Residential REIT, Inc. (REIT)	136,553
969		Arrow Financial Corp.	25,795
2,294		Ashford Hospitality Prime, Inc. (REIT)	37,140
6,332		Ashford Hospitality Trust, Inc. (REIT)	73,388
5,204		Associated Estates Realty Corp. (REIT)	96,274
7,829		Astoria Financial Corp.	102,325
1,040		Atlas Financial Holdings, Inc.*	15,007
1,021		AV Homes, Inc.*	16,265
1,778		Aviv REIT, Inc. (REIT)	52,024
839		Baldwin & Lyons, Inc., Class B	21,705
2,513		Banc of California, Inc.	30,206
643		BancFirst Corp.	40,921
2,686		Banco Latinoamericano de Comercio Exterior S.A., Class E	86,247
2,990		Bancorp, Inc. (The)/DE*	29,033
8,681		BancorpSouth, Inc.	183,777
4,208		Bank Mutual Corp.	27,731
568		Bank of Kentucky Financial Corp. (The)	20,880
535		Bank of Marin Bancorp	26,156
7,201		Bank of the Ozarks, Inc.	230,072
1,683		BankFinancial Corp.	18,193
1,770		Banner Corp.	69,703
7,186		BBCN Bancorp, Inc.	104,916
720		BBX Capital Corp., Class A*	13,493
2,651		Beneficial Mutual Bancorp, Inc.*	36,398
2,270		Berkshire Hills Bancorp, Inc.	55,910
15,751		BGC Partners, Inc., Class A	119,235
2		BlackRock Kelso Capital Corp.	19
1,804		BNC Bancorp	30,632
1,283		BofI Holding, Inc.*	98,778
7,232		Boston Private Financial Holdings, Inc.	87,796
1,051		Bridge Bancorp, Inc.	26,128
887		Bridge Capital Holdings*	19,842
6,383		Brookline Bancorp, Inc.	58,404
1,237		Bryn Mawr Bank Corp.	36,393
1,543		Calamos Asset Management, Inc., Class A	19,889
671		Camden National Corp.	24,532
5,850		Campus Crest Communities, Inc. (REIT)	48,087
2,191		Capital Bank Financial Corp., Class A*	53,614
962		Capital City Bank Group, Inc.	13,487
12,938		Capitol Federal Financial, Inc.	159,784
8,657		Capstead Mortgage Corp. (REIT)	114,446
2,889		Cardinal Financial Corp.	51,626
1,807		CareTrust REIT, Inc. (REIT)*	31,568
2,805		Cascade Bancorp*	14,474
2,543		Cash America International, Inc.	113,520
1,722		CatchMark Timber Trust, Inc., Class A (REIT)	20,681
7,198		Cathay General Bancorp	187,436
7,162		Cedar Realty Trust, Inc. (REIT)	46,338
3,213		CenterState Banks, Inc.	33,576
1,548		Central Pacific Financial Corp.	27,214
315		Century Bancorp, Inc./MA, Class A	11,334
21,425		Chambers Street Properties (REIT)	166,901
1,746		Charter Financial Corp./MD	18,874
2,386		Chatham Lodging Trust (REIT)	55,164
2,962		Chemical Financial Corp.	84,032
4,523		Chesapeake Lodging Trust (REIT)	139,354
543		CIFC Corp.	5,381
1,124		Citizens & Northern Corp.	22,165
3,976		Citizens, Inc./TX*	28,428
1,419		City Holding Co.	60,620
2,393		Clifton Bancorp, Inc.	30,080
1,308		CNB Financial Corp./PA	22,105
19,694		CNO Financial Group, Inc.	351,538
3,240		CoBiz Financial, Inc.	37,422
1,751		Cohen & Steers, Inc.	76,414
9,705		Colony Financial, Inc. (REIT)	217,586
4,755		Columbia Banking System, Inc.	123,678
3,677		Community Bank System, Inc.	129,945
1,413		Community Trust Bancorp, Inc.	50,190
1,045		CommunityOne Bancorp*	9,928
2,045		ConnectOne Bancorp, Inc.	39,624
387		Consolidated-Tomoka Land Co.	22,640
1,899		Consumer Portfolio Services, Inc.*	13,578
2,860		CorEnergy Infrastructure Trust, Inc. (REIT)	22,880
1,898		CoreSite Realty Corp. (REIT)	66,563
19,892		Cousins Properties, Inc. (REIT)	252,429
10,431		Cowen Group, Inc., Class A*	42,663
2,529		Crawford & Co., Class B	22,786
637		Credit Acceptance Corp.*	78,504
902		CU Bancorp*	16,876
13,045		CubeSmart (REIT)	242,637
2,310		Customers Bancorp, Inc.*	42,920
9,573		CVB Financial Corp.	148,764
2,973		CyrusOne, Inc. (REIT)	77,417
14,648		CYS Investments, Inc. (REIT)	138,131
29,745		DCT Industrial Trust, Inc. (REIT)	236,473
256		Diamond Hill Investment Group, Inc.	33,582
17,689		DiamondRock Hospitality Co. (REIT)	235,617
2,963		Dime Community Bancshares, Inc.	45,749
735		Donegal Group, Inc., Class A	11,576
—	#	Doral Financial Corp.*	1
5,764		DuPont Fabros Technology, Inc. (REIT)	162,314
4,945		Dynex Capital, Inc. (REIT)	43,269
2,058		Eagle Bancorp, Inc.*	69,005
2,829		EastGroup Properties, Inc. (REIT)	183,432
12,612		Education Realty Trust, Inc. (REIT)	137,345
1,606		eHealth, Inc.*	39,411
456		EMC Insurance Group, Inc.	13,972
8,283		Empire State Realty Trust, Inc., Class A (REIT)	136,173
2,836		Employers Holdings, Inc.	60,719
2,324		Encore Capital Group, Inc.*	103,162
771		Enstar Group Ltd.*	109,405
676		Enterprise Bancorp, Inc./MA	13,405
1,786		Enterprise Financial Services Corp.	31,148
4,832		EPR Properties (REIT)	274,989
5,554		Equity One, Inc. (REIT)	131,074
1,160		ESB Financial Corp.	14,674
3,766		Essent Group Ltd.*	79,312

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,237	EverBank Financial Corp.	$155,515
2,990	Evercore Partners, Inc., Class A	153,178
5,524	Excel Trust, Inc. (REIT)	71,481
4,647	EZCORP, Inc., Class A*	49,398
873	FBL Financial Group, Inc., Class A	40,883
846	FBR & Co.*	24,179
942	Federal Agricultural Mortgage Corp., Class C	31,011
1,248	Federated National Holding Co.	30,826
11,226	FelCor Lodging Trust, Inc. (REIT)	116,077
1,017	Fidelity & Guaranty Life	22,944
1,497	Fidelity Southern Corp.	20,763
4,651	Financial Engines, Inc.	166,831
1,252	Financial Institutions, Inc.	30,073
9,658	First American Financial Corp.	273,804
867	First Bancorp, Inc./ME	14,635
9,423	First BanCorp./Puerto Rico*	49,094
1,780	First Bancorp/NC	31,631
6,554	First Busey Corp.	37,686
357	First Business Financial Services, Inc.	16,301
2,617	First Cash Financial Services, Inc.*	151,158
684	First Citizens BancShares, Inc., Class A	157,176
8,501	First Commonwealth Financial Corp.	75,319
1,480	First Community Bancshares, Inc./VA	24,154
1,460	First Connecticut Bancorp, Inc./CT	22,338
874	First Defiance Financial Corp.	24,385
5,217	First Financial Bancorp	86,654
5,789	First Financial Bankshares, Inc.	170,139
1,038	First Financial Corp./IN	33,548
1,324	First Financial Northwest, Inc.	14,339
9,956	First Industrial Realty Trust, Inc. (REIT)	181,199
1,636	First Interstate BancSystem, Inc.	43,387
3,257	First Merchants Corp.	66,475
6,804	First Midwest Bancorp, Inc./IL	114,647
1,350	First NBC Bank Holding Co.*	43,349
728	First of Long Island Corp. (The)	25,385
5,312	First Potomac Realty Trust (REIT)	70,331
14,948	FirstMerit Corp.	257,629
1,833	Flagstar Bancorp, Inc.*	31,949
2,735	Flushing Financial Corp.	52,786
15,045	FNB Corp./PA	185,956
3,156	Forestar Group, Inc.*	63,120
1,096	Fox Chase Bancorp, Inc.	18,731
876	Franklin Financial Corp./VA*	17,397
8,133	Franklin Street Properties Corp. (REIT)	98,816
4,118	FXCM, Inc., Class A	59,670
2,093	Gain Capital Holdings, Inc.	13,207
580	GAMCO Investors, Inc., Class A	45,420
6,562	Geo Group, Inc. (The) (REIT)	245,550
1,194	German American Bancorp, Inc.	32,345
2,312	Getty Realty Corp. (REIT)	43,373
6,915	GFI Group, Inc.	31,256
6,732	Glacier Bancorp, Inc.	183,245
1,601	Gladstone Commercial Corp. (REIT)	29,266
13,116	Glimcher Realty Trust (REIT)	147,293
739	Global Indemnity PLC*	19,983
6,170	Government Properties Income Trust (REIT)	148,203
10,631	Gramercy Property Trust, Inc. (REIT)	65,806
936	Great Southern Bancorp, Inc.	29,643
2,814	Green Dot Corp., Class A*	53,156
2,556	Greenhill & Co., Inc.	125,295
2,561	Greenlight Capital Re Ltd., Class A*	87,612
1,333	Guaranty Bancorp	18,569
1,280	Hallmark Financial Services, Inc.*	12,224
3,081	Hampton Roads Bankshares, Inc.*	5,176
7,438	Hancock Holding Co.	247,239
2,878	Hanmi Financial Corp.	59,143
1,968	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	28,516
8,725	Hatteras Financial Corp. (REIT)	173,628
815	HCI Group, Inc.	34,320
8,682	Healthcare Realty Trust, Inc. (REIT)	216,703
1,422	Heartland Financial USA, Inc.	34,014
6	Hercules Technology Growth Capital, Inc.	92
1,882	Heritage Commerce Corp.	15,658
2,729	Heritage Financial Corp./WA	44,646
624	Heritage Insurance Holdings, Inc.*	9,329
2,027	Heritage Oaks Bancorp	14,412
18,136	Hersha Hospitality Trust (REIT)	123,143
2,966	HFF, Inc., Class A	88,980
8,147	Highwoods Properties, Inc. (REIT)	346,655
6,126	Hilltop Holdings, Inc.*	129,687
4,894	Home BancShares, Inc./AR	145,597
6,420	Home Loan Servicing Solutions Ltd.	140,598
1,342	HomeStreet, Inc.	24,411
1,885	HomeTrust Bancshares, Inc.*	28,426
3,682	Horace Mann Educators Corp.	109,724
832	Horizon Bancorp/IN	18,429
4,964	Hudson Pacific Properties, Inc. (REIT)	133,283
1,332	Hudson Valley Holding Corp.	23,670
2,841	Iberiabank Corp.	185,375
3,721	ICG Group, Inc.*	64,559
695	Independence Holding Co.	9,695
2,160	Independent Bank Corp./MA	79,510
2,072	Independent Bank Corp./MI	25,154
827	Independent Bank Group, Inc.	41,854
1,041	Infinity Property & Casualty Corp.	71,184
7,891	Inland Real Estate Corp. (REIT)	82,145
4,916	International Bancshares Corp.	129,586
1,395	INTL FCStone, Inc.*	26,756
11,127	Invesco Mortgage Capital, Inc. (REIT)	196,058
3,254	Investment Technology Group, Inc.*	55,416
32,384	Investors Bancorp, Inc.	343,594
10,124	Investors Real Estate Trust (REIT)	86,358
7,671	iStar Financial, Inc. (REIT)*	114,144
13,515	Janus Capital Group, Inc.	164,207
1,064	JGWPT Holdings, Inc., Class A*	14,364
343	Kansas City Life Insurance Co.	15,929
4,077	KCG Holdings, Inc., Class A*	47,701
1,266	Kearny Financial Corp.*	19,813
4,201	Kemper Corp.	152,706
6,492	Kennedy-Wilson Holdings, Inc.	169,571
2,972	Kite Realty Group Trust (REIT)	76,446
1,377	Ladder Capital Corp., Class A*	25,612
9,021	Ladenburg Thalmann Financial Services, Inc.*	32,295
3,431	Lakeland Bancorp, Inc.	35,442
1,495	Lakeland Financial Corp.	58,215
9,407	LaSalle Hotel Properties (REIT)	343,826
18,588	Lexington Realty Trust (REIT)	202,237

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,147	LTC Properties, Inc. (REIT)	$128,870
2,368	Macatawa Bank Corp.	12,100
8,015	Mack-Cali Realty Corp. (REIT)	169,437
4,520	Maiden Holdings Ltd.	54,963
1,847	MainSource Financial Group, Inc.	31,861
1,234	Manning & Napier, Inc.	22,915
724	Marcus & Millichap, Inc.*	21,952
3,410	MarketAxess Holdings, Inc.	200,917
756	Marlin Business Services Corp.	14,954
6,004	MB Financial, Inc.	169,847
4,528	Meadowbrook Insurance Group, Inc.	28,028
15,588	Medical Properties Trust, Inc. (REIT)	219,635
1,521	Mercantile Bank Corp.	28,823
466	Merchants Bancshares, Inc./VT	13,784
1,837	Meridian Bancorp, Inc.*	19,435
554	Meta Financial Group, Inc.	21,052
1,282	Metro Bancorp, Inc.*	29,819
30,601	MGIC Investment Corp.*	257,966
753	MidSouth Bancorp, Inc.	14,390
631	MidWestOne Financial Group, Inc.	15,005
666	Moelis & Co.	24,169
5,056	Monmouth Real Estate Investment Corp. (REIT)	54,706
3,540	Montpelier Re Holdings Ltd.	111,333
315	NASB Financial, Inc.	7,655
3,717	National Bank Holdings Corp., Class A	75,529
628	National Bankshares, Inc.	18,237
3,209	National General Holdings Corp.	60,105
2,988	National Health Investors, Inc. (REIT)	192,756
640	National Interstate Corp.	17,920
10,626	National Penn Bancshares, Inc.	106,260
202	National Western Life Insurance Co., Class A	51,308
947	Navigators Group, Inc. (The)*	60,845
3,949	NBT Bancorp, Inc.	94,815
1,882	Nelnet, Inc., Class A	82,752
25,489	New Residential Investment Corp. (REIT)	159,816
8,195	New York Mortgage Trust, Inc. (REIT)	65,396
14,661	New York REIT, Inc. (REIT)	151,155
3,039	NewBridge Bancorp*	22,701
2,415	NewStar Financial, Inc.*	27,845
934	Nicholas Financial, Inc.	11,983
4,569	NMI Holdings, Inc., Class A*	44,228
4,841	Northfield Bancorp, Inc.	63,466
617	Northrim BanCorp, Inc.	15,067
8,556	Northwest Bancshares, Inc.	107,891
1,212	OceanFirst Financial Corp.	19,901
4,069	OFG Bancorp	64,697
757	Old Line Bancshares, Inc.	11,257
10,373	Old National Bancorp/IN	135,783
1,044	OmniAmerican Bancorp, Inc.	27,102
1,110	One Liberty Properties, Inc. (REIT)	24,054
2,049	OneBeacon Insurance Group Ltd., Class A	32,845
920	Oppenheimer Holdings, Inc., Class A	22,227
463	Opus Bank*	14,672
4,136	Oritani Financial Corp.	62,040
973	Owens Realty Mortgage, Inc. (REIT)	15,519
1,625	Pacific Continental Corp.	21,905
1,557	Pacific Premier Bancorp, Inc.*	23,121
404	Palmetto Bancshares, Inc.	5,656
1,157	Park National Corp.	90,061
4,037	Park Sterling Corp.	27,573
6,433	Parkway Properties, Inc./MD (REIT)	133,485
1,088	Peapack Gladstone Financial Corp.	20,411
5,776	Pebblebrook Hotel Trust (REIT)	223,762
436	Penns Woods Bancorp, Inc.	19,829
6,214	Pennsylvania Real Estate Investment Trust (REIT)	125,274
1,211	PennyMac Financial Services, Inc., Class A*	18,686
6,689	PennyMac Mortgage Investment Trust (REIT)	148,897
985	Peoples Bancorp, Inc./OH	23,610
682	Peoples Financial Services Corp.	34,434
5,187	PHH Corp.*	124,281
515	Phoenix Cos., Inc. (The)*	31,667
3,099	Physicians Realty Trust (REIT)	45,896
2,056	PICO Holdings, Inc.*	45,438
3,215	Pinnacle Financial Partners, Inc.	115,290
1,471	Piper Jaffray Cos.*	78,493
2,435	Platinum Underwriters Holdings Ltd.	152,114
4,525	Portfolio Recovery Associates, Inc.*	257,156
3,669	Potlatch Corp. (REIT)	156,593
1,060	Preferred Bank/CA*	25,461
4,938	Primerica, Inc.	248,530
6,475	PrivateBancorp, Inc.	191,077
3	Prospect Capital Corp.	31
6,304	Prosperity Bancshares, Inc.	380,762
5,449	Provident Financial Services, Inc.	92,687
1,759	PS Business Parks, Inc. (REIT)	143,429
1,027	Pzena Investment Management, Inc., Class A	10,383
1,083	QTS Realty Trust, Inc., Class A (REIT)	32,652
17,266	Radian Group, Inc.	251,393
7,439	RAIT Financial Trust (REIT)	60,182
6,981	Ramco-Gershenson Properties Trust (REIT)	118,398
854	RCS Capital Corp., Class A	18,933
962	RE/MAX Holdings, Inc., Class A	29,168
7,501	Redwood Trust, Inc. (REIT)	145,294
965	Regional Management Corp.*	16,405
2,846	Renasant Corp.	82,335
896	Republic Bancorp, Inc./KY, Class A	20,393
2,796	Republic First Bancorp, Inc.*	12,498
1,222	Resource America, Inc., Class A	11,511
11,679	Resource Capital Corp. (REIT)	62,950
8,158	Retail Opportunity Investments Corp. (REIT)	129,223
4,150	Rexford Industrial Realty, Inc. (REIT)	61,171
3,886	RLI Corp.	173,704
11,833	RLJ Lodging Trust (REIT)	352,742
3,357	Rouse Properties, Inc. (REIT)	58,680
3,927	Ryman Hospitality Properties, Inc. (REIT)	195,368
2,686	S&T Bancorp, Inc.	66,989
4,272	Sabra Health Care REIT, Inc. (REIT)	121,667
1,865	Safeguard Scientifics, Inc.*	36,554
1,172	Safety Insurance Group, Inc.	64,694
2,265	Sandy Spring Bancorp, Inc.	54,745
880	Saul Centers, Inc. (REIT)	43,868

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
1,753		Seacoast Banking Corp. of Florida*	$18,389
3,327		Select Income REIT (REIT)	92,823
5,082		Selective Insurance Group, Inc.	121,816
169		ServisFirst Bancshares, Inc.	5,099
1,098		Sierra Bancorp	19,072
3,477		Silver Bay Realty Trust Corp. (REIT)	57,962
509		Silvercrest Asset Management Group, Inc., Class A	8,164
1,475		Simmons First National Corp., Class A	58,882
2,181		South State Corp.	127,744
1,702		Southside Bancshares, Inc.	58,464
1,789		Southwest Bancorp, Inc./OK	29,572
2,982		Sovran Self Storage, Inc. (REIT)	230,419
2,218		Springleaf Holdings, Inc.*	73,815
623		Square 1 Financial, Inc., Class A*	11,955
5,713		St. Joe Co. (The)*	123,744
4,411		STAG Industrial, Inc. (REIT)	103,350
3,536		Starwood Waypoint Residential Trust (REIT)*	97,876
1,369		State Auto Financial Corp.	29,707
2,904		State Bank Financial Corp.	48,671
7,557		Sterling Bancorp/DE	95,747
1,942		Stewart Information Services Corp.	62,571
5,919		Stifel Financial Corp.*	283,423
1,325		Stock Yards Bancorp, Inc.	39,922
900		Stonegate Bank	24,426
1,292		Stonegate Mortgage Corp.*	18,747
22,352		Strategic Hotels & Resorts, Inc. (REIT)*	265,542
1,046		Suffolk Bancorp	21,788
7,734		Summit Hotel Properties, Inc. (REIT)	84,687
767		Sun Bancorp, Inc./NJ*	14,374
3,708		Sun Communities, Inc. (REIT)	198,860
18,571		Sunstone Hotel Investors, Inc. (REIT)	270,579
16,961		Susquehanna Bancshares, Inc.	175,038
2,647		SWS Group, Inc.*	19,773
6,813		Symetra Financial Corp.	165,828
1,618		Talmer Bancorp, Inc., Class A	23,720
1,223		Tejon Ranch Co.*	34,391
2,992		Terreno Realty Corp. (REIT)	60,558
790		Territorial Bancorp, Inc.	16,242
3,893		Texas Capital Bancshares, Inc.*	210,144
5,133		Third Point Reinsurance Ltd.*	78,638
708		Tiptree Financial, Inc., Class A*	5,126
1,343		Tompkins Financial Corp.	61,496
—	#	Tower Group International Ltd.	—
2,670		Towne Bank/VA	39,142
1,678		Trade Street Residential, Inc. (REIT)	11,780
578		Tree.com, Inc.*	18,490
1,458		Trico Bancshares	32,586
1,996		TriState Capital Holdings, Inc.*	19,022
8,558		TrustCo Bank Corp./NY	60,077
6,096		Trustmark Corp.	144,689
3,411		UMB Financial Corp.	196,985
1,736		UMH Properties, Inc. (REIT)	17,794
15,061		Umpqua Holdings Corp.	263,116
4,183		Union Bankshares Corp.	98,844
6,244		United Bankshares, Inc./WV	205,740
4,521		United Community Banks, Inc./GA	76,676
4,574		United Community Financial Corp./OH	20,949
4,764		United Financial Bancorp, Inc.	59,026
1,865		United Fire Group, Inc.	54,682
1,503		United Insurance Holdings Corp.	24,258
1,097		Universal Health Realty Income Trust (REIT)	48,454
2,818		Universal Insurance Holdings, Inc.	39,057
1,468		Univest Corp. of Pennsylvania	28,039
2,255		Urstadt Biddle Properties, Inc., Class A (REIT)	48,077
18,122		Valley National Bancorp	181,220
3,611		ViewPoint Financial Group, Inc.	94,067
639		Virtus Investment Partners, Inc.	142,938
1,674		Walker & Dunlop, Inc.*	23,754
3,403		Walter Investment Management Corp.*	89,669
9,160		Washington Federal, Inc.	199,230
6,023		Washington Real Estate Investment Trust (REIT)	167,319
1,328		Washington Trust Bancorp, Inc.	46,719
3,110		Waterstone Financial, Inc.	35,547
8,164		Webster Financial Corp.	240,838
2,375		WesBanco, Inc.	73,744
1,445		West Bancorp., Inc.	21,747
2,378		Westamerica Bancorp.	115,024
6,821		Western Alliance Bancorp.*	161,044
3,771		Western Asset Mortgage Capital Corp. (REIT)	57,319
662		Westwood Holdings Group, Inc.	39,455
2,026		Whitestone REIT (REIT)	30,795
6,350		Wilshire Bancorp, Inc.	61,976
4,207		Wintrust Financial Corp.	195,920
9,730		WisdomTree Investments, Inc.*	115,106
712		World Acceptance Corp.*	55,778
806		WSFS Financial Corp.	60,128
1,838		Yadkin Financial Corp.*	34,526
			36,239,056
		Health Care — 11.7%

2,030		Abaxis, Inc.	96,932
3,609		Abiomed, Inc.*	94,014
3,866		Acadia Healthcare Co., Inc.*	197,978
7,123		ACADIA Pharmaceuticals, Inc.*	170,810
2,052		Accelerate Diagnostics, Inc.*	41,573
1,487		Acceleron Pharma, Inc.*	39,956
6,939		Accuray, Inc.*	56,483
2,241		AcelRx Pharmaceuticals, Inc.*	16,023
624		Achaogen, Inc.*	5,934
8,750		Achillion Pharmaceuticals, Inc.*	101,237
3,765		Acorda Therapeutics, Inc.*	122,664
1,918		Actinium Pharmaceuticals, Inc.*	11,930
264		Adamas Pharmaceuticals, Inc.*	4,947
571		Addus HomeCare Corp.*	12,505
2,665		Aegerion Pharmaceuticals, Inc.*	81,416
950		Aerie Pharmaceuticals, Inc.*	15,561
6,576		Affymetrix, Inc.*	57,014
5,626		Agenus, Inc.*	17,666
1,227		Agios Pharmaceuticals, Inc.*	56,712
3,539		Air Methods Corp.*	207,598
708		Akebia Therapeutics, Inc.*	15,937
5,635		Akorn, Inc.*	219,878
2,129		Albany Molecular Research, Inc.*	42,154
723		Alder Biopharmaceuticals, Inc.*	12,320
2,371		Alimera Sciences, Inc.*	14,914
451		Alliance HealthCare Services, Inc.*	12,831
756		Almost Family, Inc.*	21,153
1,981		AMAG Pharmaceuticals, Inc.*	44,830
2,469		Amedisys, Inc.*	51,651
4,203		AMN Healthcare Services, Inc.*	63,549
3,698		Ampio Pharmaceuticals, Inc.*	17,344
3,828		Amsurg Corp.*	205,908

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
2,978		Anacor Pharmaceuticals, Inc.*	$69,358
1,122		Analogic Corp.	81,008
2,233		AngioDynamics, Inc.*	31,508
621		ANI Pharmaceuticals, Inc.*	18,214
1,304		Anika Therapeutics, Inc.*	54,768
10,553		Antares Pharma, Inc.*	24,800
510		Applied Genetic Technologies Corp.*	8,721
2,208		Aratana Therapeutics, Inc.*	25,657
19,856		Arena Pharmaceuticals, Inc.*	81,807
14,901		ARIAD Pharmaceuticals, Inc.*	92,684
11,389		Array BioPharma, Inc.*	44,987
4,689		Arrowhead Research Corp.*	68,319
2,477		AtriCure, Inc.*	38,443
139		Atrion Corp.	44,480
840		Auspex Pharmaceuticals, Inc.*	19,312
4,543		Auxilium Pharmaceuticals, Inc.*	84,500
15,466		AVANIR Pharmaceuticals, Inc.*	96,198
6,335		BioCryst Pharmaceuticals, Inc.*	85,522
3,783		BioDelivery Sciences International, Inc.*	60,528
6,634		Bio-Path Holdings, Inc.*	15,325
2,220		Bio-Reference Laboratories, Inc.*	64,491
6,186		BioScrip, Inc.*	52,334
329		BioSpecifics Technologies Corp.*	10,291
2,386		BioTelemetry, Inc.*	17,465
4,704		BioTime, Inc.*	14,629
1,968		Bluebird Bio, Inc.*	78,740
2,768		Cambrex Corp.*	60,675
3,055		Cantel Medical Corp.	111,416
2,624		Capital Senior Living Corp.*	60,011
487		Cara Therapeutics, Inc.*	4,977
2,500		Cardiovascular Systems, Inc.*	71,225
1,170		Castlight Health, Inc., Class B*	13,935
8,078		Celldex Therapeutics, Inc.*	128,521
878		Cellular Dynamics International, Inc.*	10,044
2,067		Cempra, Inc.*	21,848
6,303		Cepheid, Inc.*	252,309
6,555		Cerus Corp.*	24,647
1,585		Chemed Corp.	167,392
2,473		ChemoCentryx, Inc.*	12,637
2,437		Chimerix, Inc.*	62,241
1,258		Chindex International, Inc.*	30,079
2,231		Clovis Oncology, Inc.*	106,106
1,009		Computer Programs & Systems, Inc.	61,993
2,460		CONMED Corp.	97,170
4,823		Corcept Therapeutics, Inc.*	13,311
1,002		CorVel Corp.*	40,982
2,812		Cross Country Healthcare, Inc.*	22,440
2,539		CryoLife, Inc.	25,492
12,125		CTI BioPharma Corp.*	31,040
2,426		Cyberonics, Inc.*	139,228
2,018		Cynosure, Inc., Class A*	45,466
3,127		Cytokinetics, Inc.*	13,384
6,101		Cytori Therapeutics, Inc.*	8,602
5,042		CytRx Corp.*	16,739
14,461		Dendreon Corp.*	19,667
5,242		Depomed, Inc.*	80,465
2,047		Derma Sciences, Inc.*	17,338
6,772		DexCom, Inc.*	299,322
322		Dicerna Pharmaceuticals, Inc.*	4,437
1,404		Durata Therapeutics, Inc.*	22,127
12,276		Dyax Corp.*	125,338
23,762		Dynavax Technologies Corp.*	33,742
358		Egalet Corp.*	3,469
414		Eleven Biotherapeutics, Inc.*	4,587
2,641		Emergent Biosolutions, Inc.*	65,761
934		Enanta Pharmaceuticals, Inc.*	39,191
3,351		Endocyte, Inc.*	24,663
5,787		Endologix, Inc.*	79,918
1,807		Ensign Group, Inc. (The)	63,245
3,089		Enzo Biochem, Inc.*	18,380
1,158		Epizyme, Inc.*	39,939
420		Esperion Therapeutics, Inc.*	6,548
7,486		Exact Sciences Corp.*	156,083
883		Exactech, Inc.*	21,086
3,136		ExamWorks Group, Inc.*	103,331
17,600		Exelixis, Inc.*	72,864
1,558		Five Prime Therapeutics, Inc.*	18,120
3,890		Five Star Quality Care, Inc.*	18,050
412		Flexion Therapeutics, Inc.*	5,653
2,537		Fluidigm Corp.*	69,057
1,262		Foundation Medicine, Inc.*	29,367
1,629		Galectin Therapeutics, Inc.*	10,198
10,669		Galena Biopharma, Inc.*	25,179
3,761		GenMark Diagnostics, Inc.*	40,431
353		Genocea Biosciences, Inc.*	4,522
1,508		Genomic Health, Inc.*	44,818
2,846		Gentiva Health Services, Inc.*	51,427
14,187		Geron Corp.*	33,765
5,946		Globus Medical, Inc., Class A*	107,860
2,249		Greatbatch, Inc.*	102,487
4,706		Haemonetics Corp.*	167,957
9,347		Halozyme Therapeutics, Inc.*	88,796
3,183		Hanger, Inc.*	71,299
—	#	Harvard Apparatus Regenerative Technology, Inc.*	2
7,964		HealthSouth Corp.	313,702
1,913		HealthStream, Inc.*	49,661
2,840		Healthways, Inc.*	49,586
1,536		HeartWare International, Inc.*	124,570
2,106		Heron Therapeutics, Inc.*	19,775
7,925		HMS Holdings Corp.*	181,165
5,883		Horizon Pharma, Inc.*	60,595
1,231		Hyperion Therapeutics, Inc.*	31,834
1,213		ICU Medical, Inc.*	75,922
5,443		Idera Pharmaceuticals, Inc.*	15,730
7,757		ImmunoGen, Inc.*	91,688
7,475		Immunomedics, Inc.*	24,892
6,333		Impax Laboratories, Inc.*	156,045
4,388		Infinity Pharmaceuticals, Inc.*	49,584
462		Inogen, Inc.*	9,540
5,438		Inovio Pharmaceuticals, Inc.*	57,588
4,476		Insmed, Inc.*	62,351
5,009		Insulet Corp.*	180,875
903		Insys Therapeutics, Inc.*	31,894
2,258		Integra LifeSciences Holdings Corp.*	112,877
9,760		InterMune, Inc.*	716,872
1,546		Intra-Cellular Therapies, Inc.*	21,984
3,222		Intrexon Corp.*	65,342
2,907		Invacare Corp.	44,593
1,549		IPC The Hospitalist Co., Inc.*	74,879
10,803		Ironwood Pharmaceuticals, Inc.*	139,791
10,629		Isis Pharmaceuticals, Inc.*	433,238
798		K2M Group Holdings, Inc.*	11,340
1,226		Karyopharm Therapeutics, Inc.*	44,136
8,267		Keryx Biopharmaceuticals, Inc.*	150,377
949		Kindred Biosciences, Inc.*	10,354
5,831		Kindred Healthcare, Inc.	120,410
1,573		KYTHERA Biopharmaceuticals, Inc.*	59,161
863		Landauer, Inc.	31,430
2,325		Lannett Co., Inc.*	91,558
1,502		LDR Holding Corp.*	40,659
20,659		Lexicon Pharmaceuticals, Inc.*	31,402
1,117		LHC Group, Inc.*	28,752
1,874		Ligand Pharmaceuticals, Inc.*	97,523

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,390	Luminex Corp.*	$63,901
1,806	MacroGenics, Inc.*	38,576
2,491	Magellan Health, Inc.*	139,147
20,615	MannKind Corp.*	151,933
4,374	Masimo Corp.*	98,153
5,513	MedAssets, Inc.*	126,799
5,878	Medicines Co. (The)*	150,536
4,890	Medidata Solutions, Inc.*	227,581
6,392	Merge Healthcare, Inc.*	16,619
3,757	Meridian Bioscience, Inc.	73,524
3,885	Merit Medical Systems, Inc.*	48,601
8,875	Merrimack Pharmaceuticals, Inc.*	61,947
8,416	MiMedx Group, Inc.*	59,249
649	Mirati Therapeutics, Inc.*	13,337
2,730	Molina Healthcare, Inc.*	130,603
4,342	Momenta Pharmaceuticals, Inc.*	51,192
1,163	MWI Veterinary Supply, Inc.*	165,204
908	NanoString Technologies, Inc.*	10,115
3,624	NanoViricides, Inc.*	14,206
931	National Healthcare Corp.	53,346
897	National Research Corp., Class A*	12,549
2,906	Natus Medical, Inc.*	81,688
13,625	Navidea Biopharmaceuticals, Inc.*	19,484
11,479	Nektar Therapeutics*	163,691
3,315	Neogen Corp.*	139,561
2,139	NeoStem, Inc.*	12,299
6,215	Neuralstem, Inc.*	25,295
6,858	Neurocrine Biosciences, Inc.*	111,854
1,790	NewLink Genetics Corp.*	49,422
3,212	Northwest Biotherapeutics, Inc.*	18,758
21,520	Novavax, Inc.*	100,929
9,612	NPS Pharmaceuticals, Inc.*	290,090
4,212	NuVasive, Inc.*	147,841
5,552	NxStage Medical, Inc.*	72,842
1,901	Ohr Pharmaceutical, Inc.*	15,626
3,066	Omeros Corp.*	45,714
3,309	Omnicell, Inc.*	93,148
1,142	OncoMed Pharmaceuticals, Inc.*	23,171
6,396	Oncothyreon, Inc.*	14,967
1,254	Ophthotech Corp.*	48,856
17,814	OPKO Health, Inc.*	158,545
5,048	OraSure Technologies, Inc.*	42,050
11,077	Orexigen Therapeutics, Inc.*	63,139
5,649	Organovo Holdings, Inc.*	43,949
1,667	Orthofix International N.V.*	56,528
1,714	Osiris Therapeutics, Inc.*	24,493
1,395	OvaScience, Inc.*	18,846
5,703	Owens & Minor, Inc.	196,183
1,175	Oxford Immunotec Global PLC*	16,520
5,199	Pacific Biosciences of California, Inc.*	30,466
3,223	Pacira Pharmaceuticals, Inc.*	348,922
3,439	Pain Therapeutics, Inc.*	14,513
5,141	PAREXEL International Corp.*	290,158
14,518	PDL BioPharma, Inc.	146,487
15,954	Peregrine Pharmaceuticals, Inc.*	26,324
3,007	Pernix Therapeutics Holdings, Inc.*	26,131
2,711	PharMerica Corp.*	67,477
1,325	Phibro Animal Health Corp., Class A	25,360
1,176	PhotoMedex, Inc.*	9,620
3,334	Portola Pharmaceuticals, Inc.*	92,985
2,470	POZEN, Inc.*	20,501
4,684	Prestige Brands Holdings, Inc.*	162,113
6,288	Progenics Pharmaceuticals, Inc.*	34,647
2,410	Prothena Corp. PLC*	55,189
1,042	Providence Service Corp. (The)*	47,442
2,007	PTC Therapeutics, Inc.*	63,542
2,099	Puma Biotechnology, Inc.*	546,810
4,504	Quality Systems, Inc.	70,533
2,577	Quidel Corp.*	60,817
2,956	RadNet, Inc.*	19,746
5,660	Raptor Pharmaceutical Corp.*	62,373
1,675	Receptos, Inc.*	85,676
1,397	Regado Biosciences, Inc.*	1,551
1,240	Regulus Therapeutics, Inc.*	8,531
1,528	Relypsa, Inc.*	38,628
2,896	Repligen Corp.*	55,198
2,088	Repros Therapeutics, Inc.*	45,769
1,923	Retrophin, Inc.*	26,307
778	Revance Therapeutics, Inc.*	18,166
7,913	Rigel Pharmaceuticals, Inc.*	20,574
3,685	Rockwell Medical, Inc.*	35,155
5,119	RTI Surgical, Inc.*	27,182
1,978	Sagent Pharmaceuticals, Inc.*	55,028
6,143	Sangamo BioSciences, Inc.*	87,845
3,677	Sarepta Therapeutics, Inc.*	84,314
4,655	SciClone Pharmaceuticals, Inc.*	31,933
7,118	Select Medical Holdings Corp.	99,794
10,522	Sequenom, Inc.*	39,037
2,117	Skilled Healthcare Group, Inc., Class A*	15,687
3,759	Spectranetics Corp. (The)*	106,680
5,928	Spectrum Pharmaceuticals, Inc.*	48,076
3,470	STAAR Surgical Co.*	39,940
1,044	Stemline Therapeutics, Inc.*	11,776
5,341	STERIS Corp.	300,645
1,603	Sucampo Pharmaceuticals, Inc., Class A*	11,045
4,472	Sunesis Pharmaceuticals, Inc.*	33,495
2,647	Supernus Pharmaceuticals, Inc.*	23,969
1,136	Surgical Care Affiliates, Inc.*	33,807
1,229	SurModics, Inc.*	25,096
3,389	Symmetry Medical, Inc.*	31,247
1,934	Synageva BioPharma Corp.*	139,577
8,470	Synergy Pharmaceuticals, Inc.*	33,033
5,865	Synta Pharmaceuticals Corp.*	23,460
758	Tandem Diabetes Care, Inc.*	10,726
6,349	Team Health Holdings, Inc.*	371,543
1,743	TESARO, Inc.*	51,523
1,993	Tetraphase Pharmaceuticals, Inc.*	26,088
2,122	TG Therapeutics, Inc.*	17,995
9,741	TherapeuticsMD, Inc.*	54,063
2,127	Theravance Biopharma, Inc.*	62,459
7,445	Theravance, Inc.	175,404
5,135	Thoratec Corp.*	128,375
4,722	Threshold Pharmaceuticals, Inc.*	19,643
3,214	Tornier N.V.*	69,487
2,591	TransEnterix, Inc.*	10,209
2,252	Triple-S Management Corp., Class B*	43,103
672	TriVascular Technologies, Inc.*	9,684
1,104	U.S. Physical Therapy, Inc.	39,413
634	Ultragenyx Pharmaceutical, Inc.*	33,830
9,293	Unilife Corp.*	23,697
3,820	Universal American Corp.*	32,661
340	Utah Medical Products, Inc.	17,711
3,062	Vanda Pharmaceuticals, Inc.*	39,622
1,548	Vascular Solutions, Inc.*	36,997
587	Veracyte, Inc.*	7,373
1,893	Verastem, Inc.*	16,488
627	Versartis, Inc.*	14,421
468	Vital Therapies, Inc.*	11,223
8,128	VIVUS, Inc.*	34,869
2,041	Vocera Communications, Inc.*	17,920
4,631	Volcano Corp.*	57,610
3,966	WellCare Health Plans, Inc.*	261,201

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,388	West Pharmaceutical Services, Inc.	$277,431
4,511	Wright Medical Group, Inc.*	134,608
1,325	Xencor, Inc.*	14,164
5,231	XenoPort, Inc.*	26,573
7,581	XOMA Corp.*	33,205
2,628	ZELTIQ Aesthetics, Inc.*	55,214
7,338	ZIOPHARM Oncology, Inc.*	23,702
11,105	Zogenix, Inc.*	14,992
		21,111,796
	Industrials — 12.0%

3,819	AAON, Inc.	71,263
3,577	AAR Corp.	99,083
5,050	ABM Industries, Inc.	134,330
4,526	Acacia Research Corp.	80,518
10,314	ACCO Brands Corp.*	79,727
3,479	Accuride Corp.*	15,864
2,597	Aceto Corp.	49,914
6,420	Actuant Corp., Class A	216,547
3,309	Advisory Board Co. (The)*	164,126
3,433	Aegion Corp.*	84,658
1,722	Aerovironment, Inc.*	54,312
4,724	Air Transport Services Group, Inc.*	38,595
5,842	Aircastle Ltd.	111,699
645	Alamo Group, Inc.	31,444
2,545	Albany International Corp., Class A	95,616
1,248	Allegiant Travel Co.	153,329
2,447	Altra Industrial Motion Corp.	81,387
1,795	Ameresco, Inc., Class A*	15,096
854	American Railcar Industries, Inc.	68,064
711	American Science & Engineering, Inc.	41,167
1,113	American Woodmark Corp.*	43,652
2,631	Apogee Enterprises, Inc.	96,058
3,776	Applied Industrial Technologies, Inc.	183,929
3,715	ARC Document Solutions, Inc.*	30,166
277	ARC Group Worldwide, Inc.*	5,529
2,350	ArcBest Corp.	84,365
1,132	Argan, Inc.	45,337
1,707	Astec Industries, Inc.	70,909
1,419	Astronics Corp.*	89,028
2,281	Atlas Air Worldwide Holdings, Inc.*	76,299
2,312	AZZ, Inc.	107,138
4,447	Baltic Trading Ltd.	26,104
4,900	Barnes Group, Inc.	167,776
649	Barrett Business Services, Inc.	38,414
4,457	Beacon Roofing Supply, Inc.*	127,114
4,471	Blount International, Inc.*	71,447
4,337	Brady Corp., Class A	115,451
4,224	Briggs & Stratton Corp.	85,071
4,379	Brink’s Co. (The)	119,897
4,128	Builders FirstSource, Inc.*	28,483
1,481	CAI International, Inc.*	28,717
29,725	Capstone Turbine Corp.*	37,156
3,530	Casella Waste Systems, Inc., Class A*	15,744
3,753	CBIZ, Inc.*	32,276
1,274	CDI Corp.	19,327
1,902	Ceco Environmental Corp.	26,742
1,891	Celadon Group, Inc.	39,598
5,010	Cenveo, Inc.*	15,230
2,754	Chart Industries, Inc.*	184,215
1,596	CIRCOR International, Inc.	113,619
8,488	Civeo Corp.	215,680
4,558	CLARCOR, Inc.	288,111
1,794	Columbus McKinnon Corp.	44,958
3,406	Comfort Systems USA, Inc.	51,771
2,392	Commercial Vehicle Group, Inc.*	19,184
1,059	Continental Building Products, Inc.*	16,933
3,055	Corporate Executive Board Co. (The)	201,386
1,587	Corporate Resource Services, Inc.*	2,936
907	CRA International, Inc.*	24,407
1,862	Cubic Corp.	83,120
4,356	Curtiss-Wright Corp.	312,935
4,525	Deluxe Corp.	269,464
6,820	DigitalGlobe, Inc.*	207,123
2,013	Douglas Dynamics, Inc.	40,139
981	Ducommun, Inc.*	30,470
1,170	DXP Enterprises, Inc.*	93,740
3,069	Dycom Industries, Inc.*	95,783
1,261	Dynamic Materials Corp.	25,170
2,123	Echo Global Logistics, Inc.*	55,113
6,082	EMCOR Group, Inc.	262,742
1,873	Encore Wire Corp.	79,509
3,479	Energy Recovery, Inc.*	16,490
4,241	EnerSys	272,654
1,587	Engility Holdings, Inc.*	55,767
2,363	Ennis, Inc.	34,098
1,652	Enphase Energy, Inc.*	23,260
2,054	EnPro Industries, Inc.*	139,467
547	Erickson, Inc.*	7,226
2,400	ESCO Technologies, Inc.	86,400
2,876	Esterline Technologies Corp.*	337,153
897	ExOne Co. (The)*	26,255
1,184	Exponent, Inc.	86,503
5,684	Federal Signal Corp.	83,668
2,821	Forward Air Corp.	130,584
990	Franklin Covey Co.*	18,879
4,312	Franklin Electric Co., Inc.	163,684
1,090	FreightCar America, Inc.	32,471
3,693	FTI Consulting, Inc.*	137,010
19,966	FuelCell Energy, Inc.*	50,714
3,400	Furmanite Corp.*	30,906
1,803	G&K Services, Inc., Class A	100,770
5,406	GenCorp, Inc.*	99,633
6,222	Generac Holdings, Inc.*	289,447
4,398	General Cable Corp.	94,425
1,001	General Finance Corp.*	8,769
2,789	Gibraltar Industries, Inc.*	44,373
1,929	Global Brass & Copper Holdings, Inc.	29,803
1,547	Global Power Equipment Group, Inc.	26,067
1,704	Gorman-Rupp Co. (The)	52,875
1,340	GP Strategies Corp.*	33,795
10,625	GrafTech International Ltd.*	92,756
911	Graham Corp.	27,840
3,535	Granite Construction, Inc.	124,679
5,407	Great Lakes Dredge & Dock Corp.*	41,201
2,494	Greenbrier Cos., Inc. (The)	178,371
3,603	Griffon Corp.	44,929
2,828	H&E Equipment Services, Inc.	115,693
7,299	Harsco Corp.	176,636
4,073	Hawaiian Holdings, Inc.*	63,539
6,352	Healthcare Services Group, Inc.	173,600
4,914	Heartland Express, Inc.	115,233
6,011	HEICO Corp.	311,430
1,646	Heidrick & Struggles International, Inc.	35,652
828	Heritage-Crystal Clean, Inc.*	13,256
5,355	Herman Miller, Inc.	159,151

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,707	Hill International, Inc.*	$11,911
5,677	Hillenbrand, Inc.	189,839
4,077	HNI Corp.	154,559
1,606	Houston Wire & Cable Co.	20,910
3,324	Hub Group, Inc., Class A*	144,561
586	Hurco Cos., Inc.	19,420
2,129	Huron Consulting Group, Inc.*	128,762
929	Hyster-Yale Materials Handling, Inc.	71,617
1,803	ICF International, Inc.*	60,905
3,170	InnerWorkings, Inc.*	27,484
2,050	Insperity, Inc.	60,495
1,650	Insteel Industries, Inc.	38,742
6,009	Interface, Inc.	102,333
514	International Shipholding Corp.	10,501
22,473	JetBlue Airways Corp.*	274,845
2,634	John Bean Technologies Corp.	76,518
1,010	Kadant, Inc.	40,036
2,476	Kaman Corp.	100,674
2,473	Kelly Services, Inc., Class A	41,324
2,957	KEYW Holding Corp. (The)*	34,981
2,471	Kforce, Inc.	49,593
3,102	Kimball International, Inc., Class B	49,260
5,399	Knight Transportation, Inc.	136,865
3,035	Knightsbridge Tankers Ltd.	37,209
4,378	Knoll, Inc.	80,074
4,496	Korn/Ferry International*	136,004
4,041	Kratos Defense & Security Solutions, Inc.*	30,429
935	L.B. Foster Co., Class A	49,050
1,793	Layne Christensen Co.*	20,404
1,162	Lindsay Corp.	90,380
972	LMI Aerospace, Inc.*	14,784
1,947	LSI Industries, Inc.	13,687
1,538	Lydall, Inc.*	42,603
1,249	Manitex International, Inc.*	16,849
2,150	Marten Transport Ltd.	42,570
2,660	Masonite International Corp.*	152,099
5,915	MasTec, Inc.*	180,408
3,884	Matson, Inc.	104,829
2,339	McGrath RentCorp	86,543
8,845	Meritor, Inc.*	120,557
1,022	Miller Industries, Inc.	19,336
1,480	Mistras Group, Inc.*	31,761
4,223	Mobile Mini, Inc.	165,415
4,022	Moog, Inc., Class A*	285,160
2,670	MSA Safety, Inc.	147,811
5,124	Mueller Industries, Inc.	149,826
14,402	Mueller Water Products, Inc., Class A	132,930
1,123	Multi-Color Corp.	52,085
1,926	MYR Group, Inc.*	45,030
437	National Presto Industries, Inc.	28,619
4,443	Navigant Consulting, Inc.*	72,376
7,173	Navios Maritime Holdings, Inc.	67,857
2,537	NCI Building Systems, Inc.*	50,639
615	NL Industries, Inc.	5,406
1,604	NN, Inc.	46,805
672	Norcraft Cos., Inc.*	11,135
825	Nortek, Inc.*	68,739
860	Northwest Pipe Co.*	31,786
260	Omega Flex, Inc.	4,579
4,911	On Assignment, Inc.*	145,169
5,475	Orbital Sciences Corp.*	146,566
2,478	Orion Marine Group, Inc.*	25,053
291	PAM Transportation Services, Inc.*	10,686
793	Park-Ohio Holdings Corp.	46,026
737	Patrick Industries, Inc.*	30,726
602	Patriot Transportation Holding, Inc.*	20,883
757	Paylocity Holding Corp.*	17,207
14,828	Pendrell Corp.*	22,835
2,691	Performant Financial Corp.*	25,887
4,270	PGT, Inc.*	44,622
2,478	Pike Corp.*	29,538
15,104	Plug Power, Inc.*	84,280
1,930	Ply Gem Holdings, Inc.*	22,755
4,075	Polypore International, Inc.*	182,682
840	Powell Industries, Inc.	44,260
405	Power Solutions International, Inc.*	27,682
2,022	PowerSecure International, Inc.*	22,363
240	Preformed Line Products Co.	13,656
3,433	Primoris Services Corp.	99,694
2,046	Proto Labs, Inc.*	153,941
2,498	Quad/Graphics, Inc.	55,980
2,477	Quality Distribution, Inc.*	34,777
3,389	Quanex Building Products Corp.	61,205
1,151	Quest Resource Holding Corp.*	4,512
3,293	Raven Industries, Inc.	87,791
2,102	RBC Bearings, Inc.	129,946
4,500	Republic Airways Holdings, Inc.*	45,675
3,503	Resources Connection, Inc.	53,631
2,960	Revolution Lighting Technologies, Inc.*	6,127
6,792	Rexnord Corp.*	198,394
2,519	Roadrunner Transportation Systems, Inc.*	63,428
4,792	RPX Corp.*	72,790
3,105	Rush Enterprises, Inc., Class A*	113,860
3,517	Safe Bulkers, Inc.	30,844
2,229	Saia, Inc.*	105,811
12,180	Scorpio Bulkers, Inc.*	97,196
229	SIFCO Industries, Inc.	6,204
3,736	Simpson Manufacturing Co., Inc.	120,748
4,619	SkyWest, Inc.	41,432
1,390	SP Plus Corp.*	30,094
915	Sparton Corp.*	26,315
1,155	Standex International Corp.	86,198
7,473	Steelcase, Inc., Class A	117,326
1,697	Sterling Construction Co., Inc.*	14,458
1,318	Stock Building Supply Holdings, Inc.*	22,406
2,012	Sun Hydraulics Corp.	80,540
7,687	Swift Transportation Co.*	162,811
3,073	TAL International Group, Inc.*	135,827
4,869	Taser International, Inc.*	76,297
1,848	Team, Inc.*	73,754
3,392	Teledyne Technologies, Inc.*	329,261
1,665	Tennant Co.	116,034
5,872	Tetra Tech, Inc.	149,736
1,951	Textainer Group Holdings Ltd.	68,831
2,887	Thermon Group Holdings, Inc.*	78,382
3,982	Titan International, Inc.	57,739
1,568	Titan Machinery, Inc.*	19,302
3,037	Trex Co., Inc.*	114,191
4,089	TriMas Corp.*	129,621
1,421	TriNet Group, Inc.*	38,097
3,737	TrueBlue, Inc.*	101,422
3,369	Tutor Perini Corp.*	100,666
747	Twin Disc, Inc.	24,165
1,932	Ultrapetrol (Bahamas) Ltd.*	6,472
1,334	UniFirst Corp.	129,331
3,561	United Stationers, Inc.	144,755
1,812	Universal Forest Products, Inc.	85,798
594	Universal Truckload Services, Inc.	14,785
1,948	US Ecology, Inc.	83,258
566	USA Truck, Inc.*	10,635

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,271	UTi Worldwide, Inc.*	$75,928
1,848	Viad Corp.	40,545
1,485	Vicor Corp.*	12,177
375	VSE Corp.	22,249
6,230	Wabash National Corp.*	88,092
3,174	WageWorks, Inc.*	130,959
2,335	Watsco, Inc.	215,964
2,576	Watts Water Technologies, Inc., Class A	163,035
4,040	Werner Enterprises, Inc.	100,596
4,740	Wesco Aircraft Holdings, Inc.*	86,932
3,480	West Corp.	103,217
5,994	Woodward, Inc.	313,067
986	Xerium Technologies, Inc.*	14,741
4,748	XPO Logistics, Inc.*	147,046
2,826	YRC Worldwide, Inc.*	65,620
		21,656,762
	Information Technology — 15.2%

1,150	A10 Networks, Inc.*	13,409
10,285	ACI Worldwide, Inc.*	200,249
4,163	Actuate Corp.*	18,484
6,957	Acxiom Corp.*	129,018
5,100	ADTRAN, Inc.	117,708
3,716	Advanced Energy Industries, Inc.*	71,533
4,653	Advent Software, Inc.	150,338
1,787	Aeroflex Holding Corp.*	18,871
861	Aerohive Networks, Inc.*	6,862
1,325	Agilysys, Inc.*	16,536
1,138	Alliance Fiber Optic Products, Inc.	16,865
1,953	Alpha & Omega Semiconductor Ltd.*	18,007
2,604	Ambarella, Inc.*	89,187
807	Amber Road, Inc.*	12,105
2,227	American Software, Inc., Class A	20,488
7,714	Amkor Technology, Inc.*	80,226
3,943	Angie’s List, Inc.*	30,243
2,456	Anixter International, Inc.	219,149
7,049	Applied Micro Circuits Corp.*	59,705
1,337	Applied Optoelectronics, Inc.*	28,398
9,652	Aruba Networks, Inc.*	206,070
8,323	Aspen Technology, Inc.*	341,992
1,266	Audience, Inc.*	10,862
3,150	AVG Technologies N.V.*	55,251
10,053	Axcelis Technologies, Inc.*	20,307
1,305	Badger Meter, Inc.	67,964
6,060	Bankrate, Inc.*	85,082
717	Barracuda Networks, Inc.*	17,817
4,517	Bazaarvoice, Inc.*	32,974
906	Bel Fuse, Inc., Class B	21,327
3,942	Belden, Inc.	288,042
4,873	Benchmark Electronics, Inc.*	120,022
442	Benefitfocus, Inc.*	14,595
1,406	Black Box Corp.	33,252
4,173	Blackbaud, Inc.	162,288
4,755	Blackhawk Network Holdings, Inc.*	131,143
3,820	Blucora, Inc.*	59,516
540	Borderfree, Inc.*	7,565
3,558	Bottomline Technologies (de), Inc.*	100,193
2,901	Brightcove, Inc.*	17,638
2,584	BroadSoft, Inc.*	61,654
6,039	Brooks Automation, Inc.	68,482
2,180	Cabot Microelectronics Corp.*	93,522
2,124	CACI International, Inc., Class A*	153,183
3,248	CalAmp Corp.*	62,621
3,749	Calix, Inc.*	39,364
4,155	Callidus Software, Inc.*	47,699
1,600	Carbonite, Inc.*	17,056
4,021	Cardtronics, Inc.*	142,745
594	Care.com, Inc.*	5,447
1,155	Cascade Microtech, Inc.*	12,705
1,042	Cass Information Systems, Inc.	48,891
4,776	Cavium, Inc.*	268,316
1,897	CEVA, Inc.*	28,759
1,871	ChannelAdvisor Corp.*	30,310
3,767	Checkpoint Systems, Inc.*	52,173
7,018	Ciber, Inc.*	26,809
9,494	Ciena Corp.*	196,431
5,610	Cirrus Logic, Inc.*	135,650
1,031	Clearfield, Inc.*	13,805
7,850	Cognex Corp.*	329,543
2,254	Coherent, Inc.*	145,315
2,282	Cohu, Inc.	28,069
4,266	CommVault Systems, Inc.*	235,227
1,361	Computer Task Group, Inc.	17,394
19,859	Compuware Corp.	185,682
3,133	comScore, Inc.*	120,025
1,386	Comtech Telecommunications Corp.	52,723
2,026	Comverse, Inc.*	50,022
2,838	Constant Contact, Inc.*	88,460
1,033	Control4 Corp.*	15,350
9,173	Convergys Corp.	176,122
6,057	Conversant, Inc.*	166,810
4,804	Cornerstone OnDemand, Inc.*	179,862
677	Covisint Corp.*	3,256
3,678	Cray, Inc.*	103,756
3,082	CSG Systems International, Inc.	85,433
3,056	CTS Corp.	54,183
1,865	CUI Global, Inc.*	13,820
1,622	Cvent, Inc.*	40,745
2,485	Cyan, Inc.*	9,368
14,258	Cypress Semiconductor Corp.*	157,551
3,413	Daktronics, Inc.	44,915
1,780	Datalink Corp.*	21,965
4,843	Dealertrack Technologies, Inc.*	216,773
789	Demand Media, Inc.*	7,090
2,716	Demandware, Inc.*	144,355
3,502	Dice Holdings, Inc.*	29,732
2,294	Digi International, Inc.*	19,132
590	Digimarc Corp.	14,071
2,952	Digital River, Inc.*	45,077
3,295	Diodes, Inc.*	83,858
5,423	Dot Hill Systems Corp.*	19,740
2,002	DSP Group, Inc.*	17,978
1,534	DTS, Inc.*	36,647
2,096	E2open, Inc.*	31,650
9,253	EarthLink Holdings Corp.	38,215
1,596	Eastman Kodak Co.*	36,915
2,768	Ebix, Inc.	42,738
1,483	Electro Rent Corp.	22,438
2,212	Electro Scientific Industries, Inc.	16,413
4,211	Electronics For Imaging, Inc.*	185,452
2,541	Ellie Mae, Inc.*	90,968
7,181	Emulex Corp.*	39,352
2,725	Endurance International Group Holdings, Inc.*	36,678
2,443	EnerNOC, Inc.*	47,981
12,581	Entegris, Inc.*	152,733
8,033	Entropic Communications, Inc.*	21,127
3,078	Envestnet, Inc.*	141,619
3,218	EPAM Systems, Inc.*	121,158
2,808	EPIQ Systems, Inc.	40,856
471	ePlus, Inc.*	27,539
4,607	Euronet Worldwide, Inc.*	245,553
5,937	EVERTEC, Inc.	136,729
684	Everyday Health, Inc.*	9,959
3,571	Exar Corp.*	35,603

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,954	ExlService Holdings, Inc.*	$80,556
8,723	Extreme Networks, Inc.*	46,494
3,174	Fabrinet*	51,387
2,906	Fair Isaac Corp.	169,042
11,293	Fairchild Semiconductor International, Inc.*	198,192
1,558	FARO Technologies, Inc.*	90,380
3,820	FEI Co.	321,033
8,748	Finisar Corp.*	177,672
1,102	Five9, Inc.*	6,469
3,376	FleetMatics Group PLC*	110,800
5,022	FormFactor, Inc.*	35,355
987	Forrester Research, Inc.	38,355
2,186	Gigamon, Inc.*	23,784
5,951	Global Cash Access Holdings, Inc.*	46,477
3,447	Global Eagle Entertainment, Inc.*	43,501
8,125	Glu Mobile, Inc.*	41,925
5,051	Gogo, Inc.*	85,513
807	GrubHub, Inc.*	31,021
2,746	GSI Group, Inc.*	35,204
12,330	GT Advanced Technologies, Inc.*	219,597
1,274	GTT Communications, Inc.*	15,594
1,611	Guidance Software, Inc.*	12,614
6,142	Guidewire Software, Inc.*	279,768
2,267	Hackett Group, Inc. (The)	14,214
8,568	Harmonic, Inc.*	56,292
3,240	Heartland Payment Systems, Inc.	154,775
3,071	Higher One Holdings, Inc.*	11,915
3,326	iGATE Corp.*	124,459
4,751	II-VI, Inc.*	66,324
2,562	Immersion Corp.*	26,850
1,999	Imperva, Inc.*	58,191
11,073	Infinera Corp.*	117,152
4,870	Infoblox, Inc.*	65,502
2,952	Information Services Group, Inc.*	12,546
2,831	Inphi Corp.*	42,607
3,700	Insight Enterprises, Inc.*	97,088
12,074	Integrated Device Technology, Inc.*	198,617
2,731	Integrated Silicon Solution, Inc.	40,501
1,515	Interactive Intelligence Group, Inc.*	64,857
3,657	InterDigital, Inc.	162,261
4,910	Internap Network Services Corp.*	33,584
6,443	International Rectifier Corp.*	253,854
11,641	Intersil Corp., Class A	175,139
2,161	Intevac, Inc.*	15,408
3,549	Intralinks Holdings, Inc.*	27,895
6,425	InvenSense, Inc.*	166,086
3,555	Itron, Inc.*	150,092
5,206	Ixia*	50,082
2,210	IXYS Corp.	26,498
4,299	j2 Global, Inc.	229,782
3,847	Jive Software, Inc.*	26,852
4,101	Kemet Corp.*	20,669
6,707	Kofax Ltd.*	53,187
5,963	Kopin Corp.*	23,673
1,434	KVH Industries, Inc.*	17,825
10,639	Lattice Semiconductor Corp.*	79,899
5,449	Limelight Networks, Inc.*	12,914
5,843	Lionbridge Technologies, Inc.*	27,112
2,220	Liquidity Services, Inc.*	33,833
2,035	Littelfuse, Inc.	187,037
4,900	LivePerson, Inc.*	63,259
2,195	LogMeIn, Inc.*	92,805
709	Luxoft Holding, Inc.*	25,517
1,087	M/A-COM Technology Solutions Holdings, Inc.*	25,740
6,851	Manhattan Associates, Inc.*	197,857
2,165	ManTech International Corp., Class A	62,742
2,969	Marchex, Inc., Class B	25,474
2,381	Marin Software, Inc.*	19,881
2,317	Marketo, Inc.*	67,842
1,045	Mavenir Systems, Inc.*	11,746
6,120	MAXIMUS, Inc.	252,144
2,518	MaxLinear, Inc., Class A*	23,342
2,706	Maxwell Technologies, Inc.*	27,791
1,444	Measurement Specialties, Inc.*	123,924
8,754	Mentor Graphics Corp.	190,925
3,006	Mercury Systems, Inc.*	33,577
252	Mesa Laboratories, Inc.	17,942
3,428	Methode Electronics, Inc.	115,592
4,033	Micrel, Inc.	50,533
8,585	Microsemi Corp.*	228,704
820	MicroStrategy, Inc., Class A*	113,923
6,814	Millennial Media, Inc.*	16,217
4,839	MKS Instruments, Inc.	164,236
1,742	Model N, Inc.*	16,096
3,342	ModusLink Global Solutions, Inc.*	13,669
2,637	MoneyGram International, Inc.*	37,076
3,490	Monolithic Power Systems, Inc.	166,752
3,573	Monotype Imaging Holdings, Inc.	105,010
8,228	Monster Worldwide, Inc.*	47,476
3,578	Move, Inc.*	56,890
1,369	MTS Systems Corp.	97,309
810	Multi-Fineline Electronix, Inc.*	8,205
2,160	Nanometrics, Inc.*	36,115
3,300	NETGEAR, Inc.*	109,626
3,294	NetScout Systems, Inc.*	151,755
5,070	NeuStar, Inc., Class A*	149,514
3,603	Newport Corp.*	67,989
5,896	NIC, Inc.	110,491
837	Nimble Storage, Inc.*	22,632
1,322	Numerex Corp., Class A*	15,144
438	NVE Corp.*	30,222
8,462	Oclaro, Inc.*	14,809
5,070	OmniVision Technologies, Inc.*	137,448
1,673	Oplink Communications, Inc.	32,322
702	OPOWER, Inc.*	10,979
1,803	OSI Systems, Inc.*	125,777
862	Park City Group, Inc.*	9,008
1,888	Park Electrochemical Corp.	53,128
8,743	ParkerVision, Inc.*	10,841
589	Paycom Software, Inc.*	10,555
874	PC Connection, Inc.	19,822
2,759	PDF Solutions, Inc.*	55,097
3,204	Pegasystems, Inc.	71,129
2,511	Peregrine Semiconductor Corp.*	31,262
3,124	Perficient, Inc.*	53,795
2,005	Pericom Semiconductor Corp.*	19,609
5,574	Photronics, Inc.*	49,218
3,846	Plantronics, Inc.	183,570
3,066	Plexus Corp.*	126,289
15,672	PMC-Sierra, Inc.*	115,659
12,488	Polycom, Inc.*	165,466
2,750	Power Integrations, Inc.	164,395
2,500	PRGX Global, Inc.*	15,550
1,868	Procera Networks, Inc.*	19,222
4,643	Progress Software Corp.*	107,532
3,344	Proofpoint, Inc.*	133,359
2,126	PROS Holdings, Inc.*	54,404
894	Q2 Holdings, Inc.*	13,195
553	QAD, Inc., Class A	11,442
8,103	Qlik Technologies, Inc.*	228,748
7,883	QLogic Corp.*	71,341
1,818	Qualys, Inc.*	44,177
19,828	Quantum Corp.*	24,785

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,985	QuickLogic Corp.*	$16,899
3,136	QuinStreet, Inc.*	15,021
2,247	Rally Software Development Corp.*	25,930
10,282	Rambus, Inc.*	127,600
3,635	RealD, Inc.*	33,842
2,076	RealNetworks, Inc.*	15,985
4,682	RealPage, Inc.*	75,474
747	Reis, Inc.	17,719
25,867	RF Micro Devices, Inc.*	322,561
789	Rightside Group Ltd.*	9,455
1,659	Rocket Fuel, Inc.*	27,025
2,534	Rofin-Sinar Technologies, Inc.*	60,715
1,638	Rogers Corp.*	98,575
1,919	Rosetta Stone, Inc.*	16,791
715	Rubicon Project, Inc. (The)*	6,964
2,365	Rubicon Technology, Inc.*	14,758
5,861	Ruckus Wireless, Inc.*	81,527
3,004	Rudolph Technologies, Inc.*	29,049
7,441	Sanmina Corp.*	174,715
2,216	Sapiens International Corp. N.V.*	18,260
10,360	Sapient Corp.*	150,324
2,578	ScanSource, Inc.*	99,408
3,799	Science Applications International Corp.	175,210
2,480	SciQuest, Inc.*	39,606
2,971	Seachange International, Inc.*	22,550
6,077	Semtech Corp.*	158,336
6,187	ServiceSource International, Inc.*	23,511
5,652	ShoreTel, Inc.*	37,868
1,375	Shutterstock, Inc.*	97,350
3,124	Silicon Graphics International Corp.*	30,615
7,082	Silicon Image, Inc.*	35,835
3,928	Silicon Laboratories, Inc.*	178,056
3,165	Silver Spring Networks, Inc.*	32,884
22,218	Sonus Networks, Inc.*	83,762
5,457	Spansion, Inc., Class A*	121,691
4,410	Speed Commerce, Inc.*	14,509
1,465	SPS Commerce, Inc.*	81,952
6,158	SS&C Technologies Holdings, Inc.*	278,711
1,284	Stamps.com, Inc.*	43,219
3,120	Super Micro Computer, Inc.*	76,409
3,561	Sykes Enterprises, Inc.*	74,567
3,256	Synaptics, Inc.*	267,318
3,189	Synchronoss Technologies, Inc.*	140,858
2,576	SYNNEX Corp.*	179,650
1,403	Syntel, Inc.*	125,386
7,546	Take-Two Interactive Software, Inc.*	177,406
3,497	Tangoe, Inc.*	48,678
1,498	TechTarget, Inc.*	12,973
4,352	TeleCommunication Systems, Inc., Class A*	12,969
2,462	Telenav, Inc.*	16,963
1,586	TeleTech Holdings, Inc.*	42,584
516	Tessco Technologies, Inc.	16,620
4,833	Tessera Technologies, Inc.	142,912
1,685	Textura Corp.*	48,562
10,382	TiVo, Inc.*	146,282
666	Travelzoo, Inc.*	11,355
3,207	Tremor Video, Inc.*	9,589
15,488	TriQuint Semiconductor, Inc.*	320,060
703	TrueCar, Inc.*	14,531
3,338	Trulia, Inc.*	205,721
4,892	TTM Technologies, Inc.*	37,424
2,984	Tyler Technologies, Inc.*	265,755
2,687	Ubiquiti Networks, Inc.*	121,882
2,563	Ultimate Software Group, Inc. (The)*	376,735
2,662	Ultra Clean Holdings, Inc.*	25,688
2,536	Ultratech, Inc.*	65,581
4,620	Unisys Corp.*	108,154
3,665	Universal Display Corp.*	127,322
8,857	Unwired Planet, Inc.*	18,600
481	Varonis Systems, Inc.*	11,448
2,662	VASCO Data Security International, Inc.*	39,318
3,620	Veeco Instruments, Inc.*	128,039
5,407	Verint Systems, Inc.*	271,053
3,740	ViaSat, Inc.*	212,956
468	Viasystems Group, Inc.*	4,984
7,247	Violin Memory, Inc.*	30,582
3,845	VirnetX Holding Corp.*	56,714
2,351	Virtusa Corp.*	80,052
1,150	Vishay Precision Group, Inc.*	17,595
3,009	Vistaprint N.V.*	145,275
4,990	Vitesse Semiconductor Corp.*	16,667
6,459	Vringo, Inc.*	6,524
4,681	Web.com Group, Inc.*	88,705
3,502	WebMD Health Corp.*	169,322
3,503	WEX, Inc.*	398,116
1,253	Wix.com Ltd.*	20,624
4,372	Xcerra Corp.*	45,687
2,433	XO Group, Inc.*	28,490
2,794	Xoom Corp.*	63,871
1,639	YuMe, Inc.*	8,654
1,027	Zendesk, Inc.*	27,924
5,357	Zix Corp.*	20,624
		27,588,570
	Materials — 4.4%

2,640	A. Schulman, Inc.	102,511
1,697	A.M. Castle & Co.*	16,631
1,964	Advanced Emissions Solutions, Inc.*	42,796
368	AEP Industries, Inc.*	15,585
12,358	AK Steel Holding Corp.*	134,949
9,422	Allied Nevada Gold Corp.*	35,992
2,599	American Vanguard Corp.	34,931
750	Ampco-Pittsburgh Corp.	15,930
6,321	Axiall Corp.	262,827
2,750	Balchem Corp.	141,460
8,129	Berry Plastics Group, Inc.*	195,990
3,562	Boise Cascade Co.*	107,074
4,816	Calgon Carbon Corp.*	102,292
4,649	Century Aluminum Co.*	116,132
609	Chase Corp.	21,619
8,188	Chemtura Corp.*	202,162
1,846	Clearwater Paper Corp.*	127,743
9,358	Coeur Mining, Inc.*	74,115
10,644	Commercial Metals Co.	183,928
1,004	Deltic Timber Corp.	66,505
6,483	Ferro Corp.*	87,391
4,862	Flotek Industries, Inc.*	135,164
1,968	FutureFuel Corp.	27,395
5,771	Globe Specialty Metals, Inc.	118,536
3,404	Gold Resource Corp.	21,105
29,555	Graphic Packaging Holding Co.*	378,008
4,529	H.B. Fuller Co.	213,044
442	Handy & Harman Ltd.*	11,576
959	Hawkins, Inc.	35,291
1,121	Haynes International, Inc.	55,579
6,639	Headwaters, Inc.*	86,241
31,018	Hecla Mining Co.	101,429
4,584	Horsehead Holding Corp.*	92,551
1,984	Innophos Holdings, Inc.	115,370
2,204	Innospec, Inc.	92,965

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,041	Intrepid Potash, Inc.*	$77,278
1,630	Kaiser Aluminum Corp.	131,296
7,645	KapStone Paper and Packaging Corp.*	235,007
869	KMG Chemicals, Inc.	14,730
1,849	Koppers Holdings, Inc.	68,616
2,963	Kraton Performance Polymers, Inc.*	60,238
1,893	Kronos Worldwide, Inc.	29,928
2,421	Landec Corp.*	31,788
12,758	Louisiana-Pacific Corp.*	182,057
1,747	LSB Industries, Inc.*	69,967
1,257	Marrone Bio Innovations, Inc.*	7,228
1,862	Materion Corp.	60,757
3,117	Minerals Technologies, Inc.	195,187
16,456	Molycorp, Inc.*	29,456
2,496	Myers Industries, Inc.	49,196
1,497	Neenah Paper, Inc.	81,841
4,009	Noranda Aluminum Holding Corp.	16,317
7,142	Olin Corp.	194,905
823	Olympic Steel, Inc.	19,785
2,903	OM Group, Inc.	77,220
4,281	OMNOVA Solutions, Inc.*	35,918
3,893	P. H. Glatfelter Co.	97,052
8,509	PolyOne Corp.	333,723
1,196	Quaker Chemical Corp.	93,288
20,584	Rentech, Inc.*	46,108
5,895	Resolute Forest Products, Inc.*	101,335
2,775	RTI International Metals, Inc.*	80,503
2,380	Schnitzer Steel Industries, Inc., Class A	65,902
2,754	Schweitzer-Mauduit International, Inc.	117,981
3,844	Senomyx, Inc.*	31,252
4,471	Sensient Technologies Corp.	250,868
1,738	Stepan Co.	83,928
10,830	Stillwater Mining Co.*	201,005
6,308	SunCoke Energy, Inc.*	151,455
2,577	Taminco Corp.*	61,719
1,774	Trecora Resources*	23,310
2,246	Tredegar Corp.	46,739
5,556	Tronox Ltd., Class A	168,680
4,860	U.S. Silica Holdings, Inc.	348,997
549	UFP Technologies, Inc.*	12,808
177	United States Lime & Minerals, Inc.	11,031
638	Universal Stainless & Alloy Products, Inc.*	20,435
1,282	US Concrete, Inc.*	32,550
5,950	Walter Energy, Inc.	33,260
3,816	Wausau Paper Corp.	34,802
4,652	Worthington Industries, Inc.	188,127
2,078	Zep, Inc.	32,999
		7,911,389
	Telecommunication Services — 0.6%

8,006	8x8, Inc.*	62,207
848	Atlantic Tele-Network, Inc.	49,727
2,097	Boingo Wireless, Inc.*	14,595
18,899	Cincinnati Bell, Inc.*	69,359
4,212	Cogent Communications Holdings, Inc.	145,988
3,642	Consolidated Communications Holdings, Inc.	88,792
1,234	Enventis Corp.	21,953
1,877	FairPoint Communications, Inc.*	30,332
3,246	General Communication, Inc., Class A*	36,485
24,819	Globalstar, Inc.*	98,780
957	Hawaiian Telcom Holdco, Inc.*	26,318
1,522	IDT Corp., Class B	23,911
5,489	inContact, Inc.*	50,279
2,933	Inteliquent, Inc.	35,783
2,473	Intelsat S.A.*	43,376
7,287	Iridium Communications, Inc.*	68,498
1,700	Lumos Networks Corp.	24,871
1,612	magicJack VocalTec Ltd.*	20,214
1,532	NTELOS Holdings Corp.	20,207
4,026	ORBCOMM, Inc.*	25,082
4,361	Premiere Global Services, Inc.*	57,434
2,533	RingCentral, Inc., Class A*	34,018
2,178	Shenandoah Telecommunications Co.	60,156
1,958	Spok Holdings, Inc.	28,978
15,748	Vonage Holdings Corp.*	54,331
		1,191,674
	Utilities — 2.8%

3,829	ALLETE, Inc.	186,357
3,506	American States Water Co.	113,244
702	Artesian Resources Corp., Class A	14,889
10,910	Atlantic Power Corp.	43,204
5,439	Avista Corp.	176,550
4,034	Black Hills Corp.	216,747
4,321	California Water Service Group	105,260
877	Chesapeake Utilities Corp.	60,487
5,456	Cleco Corp.	307,827
984	Connecticut Water Service, Inc.	32,423
9,071	Dynegy, Inc.*	296,440
3,644	El Paso Electric Co.	143,355
3,906	Empire District Electric Co. (The)	100,970
4,547	IDACORP, Inc.	257,906
3,899	Laclede Group, Inc. (The)	192,806
3,134	MGE Energy, Inc.	126,081
1,445	Middlesex Water Co.	29,666
3,809	New Jersey Resources Corp.	198,944
2,453	Northwest Natural Gas Co.	111,513
3,538	NorthWestern Corp.	170,815
2,152	NRG Yield, Inc., Class A	117,047
4,698	ONE Gas, Inc.	175,846
1,603	Ormat Technologies, Inc.	44,131
3,297	Otter Tail Corp.	93,931
3,567	Pattern Energy Group, Inc.	114,982
7,045	Piedmont Natural Gas Co., Inc.	263,483
7,201	PNM Resources, Inc.	188,738
7,068	Portland General Electric Co.	243,634
1,417	SJW Corp.	38,741
2,981	South Jersey Industries, Inc.	172,749
4,204	Southwest Gas Corp.	219,491
5,110	UIL Holdings Corp.	190,347
1,255	Unitil Corp.	40,900
4,692	WGL Holdings, Inc.	204,055
1,170	York Water Co.	23,611
		5,017,170

	Total Common Stocks (Cost $157,651,515)	155,461,274

	Master Limited Partnership (a) — 0.0%‡
	Energy — 0.0%‡

2	Energy Transfer Partners LP	129

	Total Master Limited Partnership (Cost $128)	129

See accompanying notes to schedules of portfolio investments.

No. of Rights		Value
	Rights — 0.1%
4,361	Furiex Pharmaceuticals, Inc., at $30.00*^	$42,607
49,993	Leap Wireless International, Inc.*^	125,982
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	168,589

No. of Warrants
	Warrants — 0.0%‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 53.4%
	Federal Home Loan Bank
$31,537,921	0.00%, due 09/02/14	31,537,921
	U.S. Treasury Bills
612,000	0.00%, due 10/09/14	611,980
13,000,000	0.00%, due 11/06/14	12,999,532
16,484,000	0.00%, due 11/20/14	16,483,687
20,000,000	0.00%, due 12/11/14	19,999,100
15,000,000	0.00%, due 12/18/14	14,999,445
	Total U.S. Government & Agency Securities (Cost $96,628,086)	96,631,665

	Repurchase Agreements (a)(b) — 22.8%
41,358,276	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $41,358,476	41,358,276
	Total Repurchase Agreements (Cost $41,358,276)	41,358,276

	Total Investment Securities (Cost $295,638,005) — 162.2%	293,619,933
	Liabilities in excess of other assets — (62.2%)	(112,548,576)
	Net Assets — 100.0%	$181,071,357

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $168,589 or 0.09% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $173,115,477.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                              Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,837,797
Aggregate gross unrealized depreciation	(25,999,208)
Net unrealized depreciation	$(20,161,411)
Federal income tax cost of investments	$313,781,344

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	209	09/19/14	$24,488,530	$499,074

Cash collateral in the amount of $1,172,490 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$11,501,218	11/06/15	Bank of America, N.A.	(0.02)%	Russell 2000® Index	$(31,381,612)
46,460,722	11/06/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	(29,509,999)
1,735,029	11/06/15	Credit Suisse International	(0.09)%	Russell 2000® Index	722,044
389,085	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	619,031
17,311,033	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	(1,383,265)
83,128,165	11/06/15	Goldman Sachs International	(0.28)%	Russell 2000® Index	(55,772,880)
2,414,274	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	iShares® Russell 2000 ETF	577,410
2,761,005	01/06/16	Morgan Stanley & Co. International PLC	(0.04)%	Russell 2000® Index	(8,729,109)
12,696,013	11/06/15	Societe Generale	0.16%	Russell 2000® Index	(7,304,990)
3,740,955	11/06/15	UBS AG	0.01%	Russell 2000® Index	1,411,954
$182,137,499					$(130,751,416)

(1)                     Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 75.7%
	Consumer Discretionary — 10.6%

2,129	Aeropostale, Inc.*	$8,921
473	American Public Education, Inc.*	14,360
349	Arctic Cat, Inc.	12,920
1,005	Barnes & Noble, Inc.*	23,979
485	Big 5 Sporting Goods Corp.	4,947
48	Biglari Holdings, Inc.*	17,249
678	BJ’s Restaurants, Inc.*	25,269
328	Blue Nile, Inc.*	9,315
668	Bob Evans Farms, Inc.	29,005
2,053	Boyd Gaming Corp.*	21,864
1,123	Brown Shoe Co., Inc.	33,510
759	Buckle, Inc. (The)	37,328
511	Buffalo Wild Wings, Inc.*	75,500
2,099	Callaway Golf Co.	15,973
296	Capella Education Co.	19,273
1,565	Career Education Corp.*	8,592
698	Cato Corp. (The), Class A	24,200
591	Children’s Place, Inc. (The)	31,772
987	Christopher & Banks Corp.*	9,446
644	Cracker Barrel Old Country Store, Inc.	64,664
2,369	Crocs, Inc.*	36,601
441	DineEquity, Inc.	36,691
820	Dorman Products, Inc.*	36,761
601	Drew Industries, Inc.	26,678
820	E.W. Scripps Co. (The), Class A*	15,547
705	Ethan Allen Interiors, Inc.	17,787
1,307	Finish Line, Inc. (The), Class A	38,726
1,143	Francesca’s Holdings Corp.*	16,002
926	Fred’s, Inc., Class A	13,177
513	FTD Cos., Inc.*	16,991
483	G-III Apparel Group Ltd.*	39,867
650	Genesco, Inc.*	51,545
570	Group 1 Automotive, Inc.	45,691
1,190	Harte-Hanks, Inc.	8,342
542	Haverty Furniture Cos., Inc.	12,612
728	Helen of Troy Ltd.*	42,384
693	Hibbett Sports, Inc.*	31,483
1,318	Iconix Brand Group, Inc.*	54,868
1,078	Interval Leisure Group, Inc.	23,306
798	iRobot Corp.*	25,879
493	ITT Educational Services, Inc.*	4,156
1,084	Jack in the Box, Inc.	64,444
408	Kirkland’s, Inc.*	7,275
1,416	La-Z-Boy, Inc.	30,217
615	Lithia Motors, Inc., Class A	53,763
743	Lumber Liquidators Holdings, Inc.*	42,514
662	M/I Homes, Inc.*	15,067
490	Marcus Corp. (The)	8,923
671	MarineMax, Inc.*	11,581
802	Marriott Vacations Worldwide Corp.*	47,791
798	Matthews International Corp., Class A	36,828
1,234	Men’s Wearhouse, Inc. (The)	66,673
996	Meritage Homes Corp.*	41,105
266	Monarch Casino & Resort, Inc.*	3,384
811	Monro Muffler Brake, Inc.	41,969
486	Movado Group, Inc.	18,045
801	Multimedia Games Holding Co., Inc.*	22,276
777	Nutrisystem, Inc.	12,681
552	Outerwall, Inc.*	32,529
391	Oxford Industries, Inc.	23,980
827	Papa John’s International, Inc.	32,749
1,442	Pep Boys-Manny Moe & Jack (The)*	16,035
336	Perry Ellis International, Inc.*	6,744
546	PetMed Express, Inc.	7,688
1,614	Pinnacle Entertainment, Inc.*	40,334
1,216	Pool Corp.	68,899
3,516	Quiksilver, Inc.*	10,232
353	Red Robin Gourmet Burgers, Inc.*	18,744
1,181	Regis Corp.	17,845
1,564	Ruby Tuesday, Inc.*	9,650
975	Ruth’s Hospitality Group, Inc.	10,871
1,270	Ryland Group, Inc. (The)	47,117
706	Scholastic Corp.	24,738
1,300	Scientific Games Corp., Class A*	13,195
1,469	Select Comfort Corp.*	32,862
626	Sizmek, Inc.*	5,509
1,068	Skechers U.S.A., Inc., Class A*	62,339
925	Sonic Automotive, Inc., Class A	22,848
1,368	Sonic Corp.*	28,878
859	Stage Stores, Inc.	15,007
557	Standard Motor Products, Inc.	20,949
4,079	Standard Pacific Corp.*	34,141
763	Stein Mart, Inc.	9,499
1,560	Steven Madden Ltd.*	53,024
294	Strayer Education, Inc.*	17,852
526	Sturm Ruger & Co., Inc.	26,516
624	Superior Industries International, Inc.	12,137
1,604	Texas Roadhouse, Inc.	42,650
1,012	Tuesday Morning Corp.*	17,791
431	Universal Electronics, Inc.*	23,563
574	Universal Technical Institute, Inc.	6,412
833	Vitamin Shoppe, Inc.*	32,645
536	VOXX International Corp.*	5,306
738	Winnebago Industries, Inc.*	18,251
2,746	Wolverine World Wide, Inc.	72,934
574	Zumiez, Inc.*	18,569
		2,568,749
	Consumer Staples — 2.9%

2,219	Alliance One International, Inc.*	4,926
717	Andersons, Inc. (The)	49,308
461	Annie’s, Inc.*	14,701
1,452	B&G Foods, Inc.	43,850
240	Boston Beer Co., Inc. (The), Class A*	53,035
376	Calavo Growers, Inc.	14,645
406	Cal-Maine Foods, Inc.	32,119
1,042	Casey’s General Stores, Inc.	74,701
1,161	Central Garden and Pet Co., Class A*	10,461
4,455	Darling Ingredients, Inc.*	85,892
595	Diamond Foods, Inc.*	16,404
460	Inter Parfums, Inc.	14,012
395	J&J Snack Foods Corp.	37,411
327	Medifast, Inc.*	10,987
550	Sanderson Farms, Inc.	51,326
192	Seneca Foods Corp., Class A*	5,793
1,328	Snyder’s-Lance, Inc.	36,201
1,022	SpartanNash Co.	21,963
1,113	TreeHouse Foods, Inc.*	91,845
381	WD-40 Co.	26,175
		695,755
	Energy — 3.9%

959	Approach Resources, Inc.*	17,147
5,747	Arch Coal, Inc.	17,528
947	Basic Energy Services, Inc.*	22,927
963	Bristow Group, Inc.	70,280
1,245	C&J Energy Services, Inc.*	35,719
1,121	Carrizo Oil & Gas, Inc.*	70,309
1,649	Cloud Peak Energy, Inc.*	25,906
1,204	Comstock Resources, Inc.	29,354

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
420	Contango Oil & Gas Co.*	$16,640
512	Era Group, Inc.*	13,112
1,607	Exterran Holdings, Inc.	74,934
3,223	Forest Oil Corp.*	5,253
356	Geospace Technologies Corp.*	14,639
850	Green Plains, Inc.	37,987
333	Gulf Island Fabrication, Inc.	7,016
662	GulfMark Offshore, Inc., Class A	26,619
884	Hornbeck Offshore Services, Inc.*	38,595
3,464	ION Geophysical Corp.*	11,951
715	Matrix Service Co.*	20,170
2,297	Newpark Resources, Inc.*	28,322
1,520	Northern Oil and Gas, Inc.*	25,612
2,294	Paragon Offshore PLC*	21,380
969	PDC Energy, Inc.*	58,227
1,935	Penn Virginia Corp.*	29,064
1,572	PetroQuest Energy, Inc.*	10,470
1,699	Pioneer Energy Services Corp.*	26,131
519	SEACOR Holdings, Inc.*	42,350
1,500	Stone Energy Corp.*	52,785
1,186	Swift Energy Co.*	13,461
1,735	Synergy Resources Corp.*	23,353
869	Tesco Corp.	18,440
2,137	TETRA Technologies, Inc.*	25,217
		930,898
	Financials — 16.6%

1,553	Acadia Realty Trust (REIT)	44,757
405	Agree Realty Corp. (REIT)	11,960
965	American Assets Trust, Inc. (REIT)	33,823
506	AMERISAFE, Inc.	19,091
1,558	Associated Estates Realty Corp. (REIT)	28,823
1,172	Bank Mutual Corp.	7,723
1,746	Bank of the Ozarks, Inc.	55,785
530	Banner Corp.	20,871
2,152	BBCN Bancorp, Inc.	31,419
334	BofI Holding, Inc.*	25,715
2,166	Boston Private Financial Holdings, Inc.	26,295
1,911	Brookline Bancorp, Inc.	17,486
517	Calamos Asset Management, Inc., Class A	6,664
2,593	Capstead Mortgage Corp. (REIT)	34,279
865	Cardinal Financial Corp.	15,458
535	CareTrust REIT, Inc. (REIT)*	9,346
762	Cash America International, Inc.	34,016
1,845	Cedar Realty Trust, Inc. (REIT)	11,937
1,354	Chesapeake Lodging Trust (REIT)	41,717
425	City Holding Co.	18,156
1,424	Columbia Banking System, Inc.	37,038
1,101	Community Bank System, Inc.	38,909
586	CoreSite Realty Corp. (REIT)	20,551
5,449	Cousins Properties, Inc. (REIT)	69,148
2,552	CVB Financial Corp.	39,658
5,297	DiamondRock Hospitality Co. (REIT)	70,556
798	Dime Community Bancshares, Inc.	12,321
847	EastGroup Properties, Inc. (REIT)	54,919
3,688	Education Realty Trust, Inc. (REIT)	40,162
515	eHealth, Inc.*	12,638
849	Employers Holdings, Inc.	18,177
640	Encore Capital Group, Inc.*	28,410
1,447	EPR Properties (REIT)	82,349
944	Evercore Partners, Inc., Class A	48,361
1,472	EZCORP, Inc., Class A*	15,647
1,393	Financial Engines, Inc.	49,967
2,718	First BanCorp./Puerto Rico*	14,161
784	First Cash Financial Services, Inc.*	45,284
2,546	First Commonwealth Financial Corp.	22,558
1,562	First Financial Bancorp	25,945
1,647	First Financial Bankshares, Inc.	48,405
2,038	First Midwest Bancorp, Inc./IL	34,340
4,504	FNB Corp./PA	55,669
944	Forestar Group, Inc.*	18,880
2,360	Franklin Street Properties Corp. (REIT)	28,674
1,030	FXCM, Inc., Class A	14,925
1,964	Geo Group, Inc. (The) (REIT)	73,493
723	Getty Realty Corp. (REIT)	13,563
2,016	Glacier Bancorp, Inc.	54,876
1,848	Government Properties Income Trust (REIT)	44,389
838	Green Dot Corp., Class A*	15,830
720	Greenhill & Co., Inc.	35,294
860	Hanmi Financial Corp.	17,673
270	HCI Group, Inc.	11,370
2,600	Healthcare Realty Trust, Inc. (REIT)	64,896
908	HFF, Inc., Class A	27,240
1,287	Home BancShares, Inc./AR	38,288
1,103	Horace Mann Educators Corp.	32,869
646	Independent Bank Corp./MA	23,779
312	Infinity Property & Casualty Corp.	21,335
2,269	Inland Real Estate Corp. (REIT)	23,620
1,302	Interactive Brokers Group, Inc., Class A	30,519
974	Investment Technology Group, Inc.*	16,587
2,251	Kite Realty Group Trust (REIT)	57,896
5,549	Lexington Realty Trust (REIT)	60,373
942	LTC Properties, Inc. (REIT)	38,575
1,022	MarketAxess Holdings, Inc.	60,216
1,721	MB Financial, Inc.	48,697
1,261	Meadowbrook Insurance Group, Inc.	7,806
4,668	Medical Properties Trust, Inc. (REIT)	65,772
3,014	National Penn Bancshares, Inc.	30,140
289	Navigators Group, Inc. (The)*	18,568
1,183	NBT Bancorp, Inc.	28,404
2,562	Northwest Bancshares, Inc.	32,307
2,824	Old National Bancorp/IN	36,966
1,065	Oritani Financial Corp.	15,975
1,957	Parkway Properties, Inc./MD (REIT)	40,608
1,861	Pennsylvania Real Estate Investment Trust (REIT)	37,518
905	Pinnacle Financial Partners, Inc.	32,453
441	Piper Jaffray Cos.*	23,532
1,355	Portfolio Recovery Associates, Inc.*	77,005
1,471	Post Properties, Inc. (REIT)	80,934
1,811	PrivateBancorp, Inc.	53,443
1,607	ProAssurance Corp.	74,243
1,452	Provident Financial Services, Inc.	24,699
546	PS Business Parks, Inc. (REIT)	44,521
2,366	Retail Opportunity Investments Corp. (REIT)	37,477
931	RLI Corp.	41,616
804	S&T Bancorp, Inc.	20,052
1,279	Sabra Health Care REIT, Inc. (REIT)	36,426
347	Safety Insurance Group, Inc.	19,154
346	Saul Centers, Inc. (REIT)	17,248
1,522	Selective Insurance Group, Inc.	36,482
441	Simmons First National Corp., Class A	17,605
892	Sovran Self Storage, Inc. (REIT)	68,925
2,127	Sterling Bancorp/DE	26,949
567	Stewart Information Services Corp.	18,269
1,648	Stifel Financial Corp.*	78,906
5,079	Susquehanna Bancshares, Inc.	52,415

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
787	SWS Group, Inc.*	$5,879
2,595	Tanger Factory Outlet Centers, Inc. (REIT)	90,591
1,166	Texas Capital Bancshares, Inc.*	62,941
321	Tompkins Financial Corp.	14,699
2,563	TrustCo Bank Corp./NY	17,992
1,021	UMB Financial Corp.	58,963
1,702	United Bankshares, Inc./WV	56,081
1,057	United Community Banks, Inc./GA	17,927
584	United Fire Group, Inc.	17,123
350	Universal Health Realty Income Trust (REIT)	15,459
787	Universal Insurance Holdings, Inc.	10,908
693	Urstadt Biddle Properties, Inc., Class A (REIT)	14,775
971	ViewPoint Financial Group, Inc.	25,295
191	Virtus Investment Partners, Inc.	42,725
1,843	Wilshire Bancorp, Inc.	17,988
1,260	Wintrust Financial Corp.	58,678
246	World Acceptance Corp.*	19,272
		3,998,065
	Health Care — 8.5%

572	Abaxis, Inc.	27,313
962	Abiomed, Inc.*	25,060
1,127	Acorda Therapeutics, Inc.*	36,718
1,969	Affymetrix, Inc.*	17,071
954	Air Methods Corp.*	55,962
1,941	Akorn, Inc.*	75,738
517	Albany Molecular Research, Inc.*	10,237
228	Almost Family, Inc.*	6,379
888	Amedisys, Inc.*	18,577
1,259	AMN Healthcare Services, Inc.*	19,036
1,088	Amsurg Corp.*	58,524
335	Analogic Corp.	24,187
320	Anika Therapeutics, Inc.*	13,440
668	Bio-Reference Laboratories, Inc.*	19,405
829	Cambrex Corp.*	18,172
907	Cantel Medical Corp.	33,078
1,557	Centene Corp.*	121,648
475	Chemed Corp.	50,165
285	Computer Programs & Systems, Inc.	17,510
737	CONMED Corp.	29,112
306	CorVel Corp.*	12,515
733	Cross Country Healthcare, Inc.*	5,849
685	CryoLife, Inc.	6,877
654	Cyberonics, Inc.*	37,533
525	Cynosure, Inc., Class A*	11,828
1,570	Depomed, Inc.*	24,100
800	Emergent Biosolutions, Inc.*	19,920
535	Ensign Group, Inc. (The)	18,725
788	Gentiva Health Services, Inc.*	14,239
673	Greatbatch, Inc.*	30,669
1,409	Haemonetics Corp.*	50,287
954	Hanger, Inc.*	21,370
560	HealthStream, Inc.*	14,538
955	Healthways, Inc.*	16,674
366	ICU Medical, Inc.*	22,908
1,764	Impax Laboratories, Inc.*	43,465
644	Integra LifeSciences Holdings Corp.*	32,194
783	Invacare Corp.	12,011
464	IPC The Hospitalist Co., Inc.*	22,430
1,727	Kindred Healthcare, Inc.	35,663
258	Landauer, Inc.	9,396
761	Lannett Co., Inc.*	29,968
332	LHC Group, Inc.*	8,546
561	Ligand Pharmaceuticals, Inc.*	29,194
1,024	Luminex Corp.*	19,302
746	Magellan Health, Inc.*	41,672
5	Mallinckrodt PLC*	370
1,398	Masimo Corp.*	31,371
1,651	MedAssets, Inc.*	37,973
1,760	Medicines Co. (The)*	45,074
1,377	Medidata Solutions, Inc.*	64,086
1,125	Meridian Bioscience, Inc.	22,016
1,106	Merit Medical Systems, Inc.*	13,836
776	Molina Healthcare, Inc.*	37,124
1,257	Momenta Pharmaceuticals, Inc.*	14,820
348	MWI Veterinary Supply, Inc.*	49,433
783	Natus Medical, Inc.*	22,010
993	Neogen Corp.*	41,805
1,262	NuVasive, Inc.*	44,296
991	Omnicell, Inc.*	27,897
1,540	PAREXEL International Corp.*	86,918
812	PharMerica Corp.*	20,211
1,402	Prestige Brands Holdings, Inc.*	48,523
304	Providence Service Corp. (The)*	13,841
1,190	Quality Systems, Inc.	18,635
821	Repligen Corp.*	15,648
578	Sagent Pharmaceuticals, Inc.*	16,080
1,492	Spectrum Pharmaceuticals, Inc.*	12,100
368	SurModics, Inc.*	7,515
1,015	Symmetry Medical, Inc.*	9,358
1,913	West Pharmaceutical Services, Inc.	83,082
		2,053,227
	Industrials — 12.0%

1,130	AAON, Inc.	21,086
1,071	AAR Corp.	29,667
1,410	ABM Industries, Inc.	37,506
732	Aceto Corp.	14,069
1,922	Actuant Corp., Class A	64,829
1,028	Aegion Corp.*	25,350
534	Aerovironment, Inc.*	16,842
767	Albany International Corp., Class A	28,816
383	Allegiant Travel Co.	47,055
214	American Science & Engineering, Inc.	12,391
328	American Woodmark Corp.*	12,864
788	Apogee Enterprises, Inc.	28,770
1,131	Applied Industrial Technologies, Inc.	55,091
661	ArcBest Corp.	23,730
509	Astec Industries, Inc.	21,144
683	Atlas Air Worldwide Holdings, Inc.*	22,846
692	AZZ, Inc.	32,067
1,276	Barnes Group, Inc.	43,690
1,247	Brady Corp., Class A	33,195
1,264	Briggs & Stratton Corp.	25,457
1,312	Brink’s Co. (The)	35,923
392	CDI Corp.	5,947
591	Celadon Group, Inc.	12,376
478	CIRCOR International, Inc.	34,029
1,020	Comfort Systems USA, Inc.	15,504
565	Cubic Corp.	25,222
1,304	Curtiss-Wright Corp.	93,679
287	DXP Enterprises, Inc.*	22,994
919	Dycom Industries, Inc.*	28,682
1,822	EMCOR Group, Inc.	78,710
504	Encore Wire Corp.	21,395
1,270	EnerSys	81,648
475	Engility Holdings, Inc.*	16,691
653	EnPro Industries, Inc.*	44,339
719	ESCO Technologies, Inc.	25,884

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
354	Exponent, Inc.	$25,863
1,702	Federal Signal Corp.	25,053
845	Forward Air Corp.	39,115
1,059	Franklin Electric Co., Inc.	40,200
540	G&K Services, Inc., Class A	30,181
1,578	GenCorp, Inc.*	29,083
1,317	General Cable Corp.	28,276
784	Gibraltar Industries, Inc.*	12,473
1,180	Griffon Corp.	14,715
1,902	Healthcare Services Group, Inc.	51,982
1,354	Heartland Express, Inc.	31,751
439	Heidrick & Struggles International, Inc.	9,509
1,700	Hillenbrand, Inc.	56,848
942	Hub Group, Inc., Class A*	40,968
615	Insperity, Inc.	18,149
1,583	Interface, Inc.	26,958
741	John Bean Technologies Corp.	21,526
741	Kaman Corp.	30,129
740	Kelly Services, Inc., Class A	12,365
1,641	Knight Transportation, Inc.	41,599
1,347	Korn/Ferry International*	40,747
348	Lindsay Corp.	27,067
461	Lydall, Inc.*	12,770
1,163	Matson, Inc.	31,389
1,113	Mobile Mini, Inc.	43,596
1,204	Moog, Inc., Class A*	85,364
1,535	Mueller Industries, Inc.	44,883
133	National Presto Industries, Inc.	8,710
1,330	Navigant Consulting, Inc.*	21,666
1,264	On Assignment, Inc.*	37,364
1,639	Orbital Sciences Corp.*	43,876
742	Orion Marine Group, Inc.*	7,502
857	PGT, Inc.*	8,956
250	Powell Industries, Inc.	13,172
1,016	Quanex Building Products Corp.	18,349
1,050	Resources Connection, Inc.	16,075
687	Roadrunner Transportation Systems, Inc.*	17,299
668	Saia, Inc.*	31,710
1,113	Simpson Manufacturing Co., Inc.	35,972
1,383	SkyWest, Inc.	12,406
346	Standex International Corp.	25,822
1,459	Taser International, Inc.*	22,863
1,016	Teledyne Technologies, Inc.*	98,623
499	Tennant Co.	34,775
1,758	Tetra Tech, Inc.	44,829
1,451	Titan International, Inc.	21,039
1,507	Toro Co. (The)	92,726
1,115	TrueBlue, Inc.*	30,261
413	UniFirst Corp.	40,040
1,066	United Stationers, Inc.	43,333
543	Universal Forest Products, Inc.	25,711
2,482	UTi Worldwide, Inc.*	22,785
221	Veritiv Corp.*	9,839
553	Viad Corp.	12,133
490	Vicor Corp.*	4,018
818	WageWorks, Inc.*	33,751
771	Watts Water Technologies, Inc., Class A	48,797
		2,896,449
	Information Technology — 13.3%

1,023	Advanced Energy Industries, Inc.*	19,693
383	Agilysys, Inc.*	4,780
725	Anixter International, Inc.	64,692
391	Badger Meter, Inc.	20,363
271	Bel Fuse, Inc., Class B	6,379
1,459	Benchmark Electronics, Inc.*	35,935
421	Black Box Corp.	9,957
1,250	Blackbaud, Inc.	48,612
1,144	Blucora, Inc.*	17,824
1,018	Bottomline Technologies (de), Inc.*	28,667
1,808	Brooks Automation, Inc.	20,503
653	Cabot Microelectronics Corp.*	28,014
636	CACI International, Inc., Class A*	45,868
914	CalAmp Corp.*	17,622
1,204	Cardtronics, Inc.*	42,742
568	CEVA, Inc.*	8,611
1,128	Checkpoint Systems, Inc.*	15,623
1,871	Ciber, Inc.*	7,147
1,680	Cirrus Logic, Inc.*	40,622
2,233	Cognex Corp.*	93,741
675	Coherent, Inc.*	43,517
635	Cohu, Inc.	7,810
873	comScore, Inc.*	33,445
434	Comtech Telecommunications Corp.	16,509
923	CSG Systems International, Inc.	25,586
915	CTS Corp.	16,223
1,039	Daktronics, Inc.	13,673
1,190	Dealertrack Technologies, Inc.*	53,264
1,000	Dice Holdings, Inc.*	8,490
686	Digi International, Inc.*	5,721
752	Digital River, Inc.*	11,483
988	Diodes, Inc.*	25,145
600	DSP Group, Inc.*	5,388
460	DTS, Inc.*	10,989
873	Ebix, Inc.	13,479
689	Electro Scientific Industries, Inc.	5,112
1,261	Electronics For Imaging, Inc.*	55,534
2,406	Entropic Communications, Inc.*	6,328
841	EPIQ Systems, Inc.	12,237
1,286	Exar Corp.*	12,821
832	ExlService Holdings, Inc.*	22,689
799	Fabrinet*	12,936
467	FARO Technologies, Inc.*	27,091
326	Forrester Research, Inc.	12,668
3,692	GT Advanced Technologies, Inc.*	65,755
2,565	Harmonic, Inc.*	16,852
970	Heartland Payment Systems, Inc.	46,337
796	iGATE Corp.*	29,786
1,459	II-VI, Inc.*	20,368
1,108	Insight Enterprises, Inc.*	29,074
439	Interactive Intelligence Group, Inc.*	18,794
1,526	Ixia*	14,680
1,210	j2 Global, Inc.	64,674
1,643	Kopin Corp.*	6,523
2,073	Kulicke & Soffa Industries, Inc.*	30,452
703	Liquidity Services, Inc.*	10,714
610	Littelfuse, Inc.	56,065
1,335	LivePerson, Inc.*	17,235
618	LogMeIn, Inc.*	26,129
2,052	Manhattan Associates, Inc.*	59,262
644	ManTech International Corp., Class A	18,663
1,833	MAXIMUS, Inc.	75,520
410	Measurement Specialties, Inc.*	35,186
900	Mercury Systems, Inc.*	10,053
975	Methode Electronics, Inc.	32,877
1,223	Micrel, Inc.	15,324
2,571	Microsemi Corp.*	68,491
244	MicroStrategy, Inc., Class A*	33,899
1,450	MKS Instruments, Inc.	49,213
952	Monolithic Power Systems, Inc.	45,487

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,070	Monotype Imaging Holdings, Inc.	$31,447
2,464	Monster Worldwide, Inc.*	14,217
410	MTS Systems Corp.	29,143
614	Nanometrics, Inc.*	10,266
989	NETGEAR, Inc.*	32,855
1,000	NetScout Systems, Inc.*	46,070
1,079	Newport Corp.*	20,361
1,624	NIC, Inc.	30,434
466	Oplink Communications, Inc.	9,003
507	OSI Systems, Inc.*	35,368
565	Park Electrochemical Corp.	15,899
935	Perficient, Inc.*	16,101
547	Pericom Semiconductor Corp.*	5,350
919	Plexus Corp.*	37,854
823	Power Integrations, Inc.	49,199
559	Procera Networks, Inc.*	5,752
1,391	Progress Software Corp.*	32,216
2,361	QLogic Corp.*	21,367
782	QuinStreet, Inc.*	3,746
759	Rofin-Sinar Technologies, Inc.*	18,186
490	Rogers Corp.*	29,488
631	Rubicon Technology, Inc.*	3,937
900	Rudolph Technologies, Inc.*	8,703
2,229	Sanmina Corp.*	52,337
772	ScanSource, Inc.*	29,768
399	Stamps.com, Inc.*	13,430
925	Super Micro Computer, Inc.*	22,653
1,059	Sykes Enterprises, Inc.*	22,175
975	Synaptics, Inc.*	80,048
836	Synchronoss Technologies, Inc.*	36,926
741	SYNNEX Corp.*	51,677
2,158	Take-Two Interactive Software, Inc.*	50,735
932	Tangoe, Inc.*	12,973
509	TeleTech Holdings, Inc.*	13,667
1,302	Tessera Technologies, Inc.	38,500
4,639	TriQuint Semiconductor, Inc.*	95,865
1,490	TTM Technologies, Inc.*	11,399
786	Tyler Technologies, Inc.*	70,001
759	Ultratech, Inc.*	19,628
794	VASCO Data Security International, Inc.*	11,727
1,084	Veeco Instruments, Inc.*	38,341
1,155	ViaSat, Inc.*	65,766
704	Virtusa Corp.*	23,971
670	XO Group, Inc.*	7,846
		3,209,341
	Materials — 4.8%

791	A. Schulman, Inc.	30,715
464	A.M. Castle & Co.*	4,547
3,701	AK Steel Holding Corp.*	40,415
678	American Vanguard Corp.	9,112
823	Balchem Corp.	42,335
853	Boise Cascade Co.*	25,641
1,443	Calgon Carbon Corp.*	30,649
1,394	Century Aluminum Co.*	34,822
553	Clearwater Paper Corp.*	38,268
303	Deltic Timber Corp.	20,071
1,281	Flotek Industries, Inc.*	35,612
610	FutureFuel Corp.	8,491
1,719	Globe Specialty Metals, Inc.	35,308
1,356	H.B. Fuller Co.	63,786
256	Hawkins, Inc.	9,421
335	Haynes International, Inc.	16,609
1,988	Headwaters, Inc.*	25,824
594	Innophos Holdings, Inc.	34,541
1,503	Intrepid Potash, Inc.*	23,041
488	Kaiser Aluminum Corp.	39,309
2,180	KapStone Paper and Packaging Corp.*	67,013
553	Koppers Holdings, Inc.	20,522
888	Kraton Performance Polymers, Inc.*	18,053
518	LSB Industries, Inc.*	20,746
558	Materion Corp.	18,208
710	Myers Industries, Inc.	13,994
448	Neenah Paper, Inc.	24,492
247	Olympic Steel, Inc.	5,938
869	OM Group, Inc.	23,115
1,166	P. H. Glatfelter Co.	29,068
358	Quaker Chemical Corp.	27,924
831	RTI International Metals, Inc.*	24,107
825	Schweitzer-Mauduit International, Inc.	35,343
515	Stepan Co.	24,869
3,243	Stillwater Mining Co.*	60,190
1,889	SunCoke Energy, Inc.*	45,355
682	Tredegar Corp.	14,193
1,455	U.S. Silica Holdings, Inc.	104,484
1,347	Wausau Paper Corp.	12,285
622	Zep, Inc.	9,877
		1,168,293
	Telecommunication Services — 0.5%

2,230	8x8, Inc.*	17,327
271	Atlantic Tele-Network, Inc.	15,891
5,660	Cincinnati Bell, Inc.*	20,772
1,012	Consolidated Communications Holdings, Inc.	24,673
854	General Communication, Inc., Class A*	9,599
487	Lumos Networks Corp.	7,125
416	NTELOS Holdings Corp.	5,487
586	Spok Holdings, Inc.	8,673
		109,547
	Utilities — 2.6%

1,043	ALLETE, Inc.	50,763
1,049	American States Water Co.	33,883
1,629	Avista Corp.	52,877
1,096	El Paso Electric Co.	43,117
1,132	Laclede Group, Inc. (The)	55,978
1,140	New Jersey Resources Corp.	59,542
735	Northwest Natural Gas Co.	33,413
1,059	NorthWestern Corp.	51,129
2,116	Piedmont Natural Gas Co., Inc.	79,138
892	South Jersey Industries, Inc.	51,691
1,259	Southwest Gas Corp.	65,732
1,531	UIL Holdings Corp.	57,030
		634,293
	Total Common Stocks (Cost $19,407,133)	18,264,617

Principal Amount
	U.S. Government & Agency Security (a) — 4.1%
	Federal Home Loan Bank
$981,549	0.00%, due 09/02/14	981,549
	Total U.S. Government & Agency Security (Cost $981,549)	981,549

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 4.1%
$996,689	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $996,694	$996,689
	Total Repurchase Agreements (Cost $996,689)	996,689

	Total Investment Securities (Cost $21,385,371) — 83.9%	20,242,855
	Other assets less liabilities — 16.1%	3,887,998
	Net Assets — 100.0%	$24,130,853

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,867,531.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$289,999
Aggregate gross unrealized depreciation	(1,516,104)
Net unrealized depreciation	$(1,226,105)
Federal income tax cost of investments	$21,468,960

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$3,201,781	01/06/16	Bank of America, N.A.	0.41%	S&P SmallCap 600® Index	$125,723
2,382,526	11/06/15	Citibank, N.A.	0.12%	S&P SmallCap 600® Index	542,112
1,259,161	11/06/15	Credit Suisse International	(0.04)%	S&P SmallCap 600® Index	112,653
134,090	01/06/16	Deutsche Bank AG	(0.08)%	iShares® Core S&P Small-Cap ETF	6,194
20,362,653	11/06/15	Deutsche Bank AG	(0.08)%	S&P SmallCap 600® Index	868,704
955,980	11/06/15	Morgan Stanley & Co. International PLC	0.31%	S&P SmallCap 600® Index	705,947
1,697,755	11/06/15	Societe Generale	0.56%	S&P SmallCap 600® Index	1,509,078
$29,993,946					$3,870,411

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 68.9%
	Consumer Discretionary — 8.2%

11,923	Amazon.com, Inc.*	$4,042,374
2,023	AutoNation, Inc.*	109,748
1,067	AutoZone, Inc.*	574,942
6,520	Bed Bath & Beyond, Inc.*	418,975
8,803	Best Buy Co., Inc.	280,728
7,314	BorgWarner, Inc.	454,858
6,925	Cablevision Systems Corp., Class A	128,182
7,032	CarMax, Inc.*	368,477
14,021	Carnival Corp.	531,115
15,563	CBS Corp. (Non-Voting), Class B	922,730
1,001	Chipotle Mexican Grill, Inc.*	679,329
8,744	Coach, Inc.	322,042
83,062	Comcast Corp., Class A	4,545,983
10,253	D.R. Horton, Inc.	222,285
4,219	Darden Restaurants, Inc.	199,643
8,838	Delphi Automotive PLC	614,948
14,983	DIRECTV*	1,295,280
6,963	Discovery Communications, Inc., Class A*	304,422
6,963	Discovery Communications, Inc., Class C*	299,200
9,702	Dollar General Corp.*	620,831
6,607	Dollar Tree, Inc.*	354,300
3,285	Expedia, Inc.	282,182
3,050	Family Dollar Stores, Inc.	243,482
126,313	Ford Motor Co.	2,199,109
1,521	Fossil Group, Inc.*	154,062
3,670	GameStop Corp., Class A	154,874
7,240	Gannett Co., Inc.	244,422
8,301	Gap, Inc. (The)	383,091
3,919	Garmin Ltd.	212,919
42,015	General Motors Co.	1,462,122
4,918	Genuine Parts Co.	431,505
8,824	Goodyear Tire & Rubber Co. (The)	229,159
126	Graham Holdings Co., Class B	90,569
8,746	H&R Block, Inc.	293,253
6,971	Harley-Davidson, Inc.	443,077
2,170	Harman International Industries, Inc.	249,724
3,680	Hasbro, Inc.	193,770
43,701	Home Depot, Inc. (The)	4,086,044
13,546	Interpublic Group of Cos., Inc. (The)	264,553
21,208	Johnson Controls, Inc.	1,035,162
6,231	Kohl’s Corp.	366,320
7,830	L Brands, Inc.	499,946
4,440	Leggett & Platt, Inc.	155,800
5,608	Lennar Corp., Class A	219,721
31,864	Lowe’s Cos., Inc.	1,673,179
11,525	Macy’s, Inc.	717,892
7,023	Marriott International, Inc., Class A	487,396
10,845	Mattel, Inc.	374,044
31,581	McDonald’s Corp.	2,959,771
5,746	Michael Kors Holdings Ltd.*	460,370
1,967	Mohawk Industries, Inc.*	287,221
1,918	Netflix, Inc.*	916,114
8,855	Newell Rubbermaid, Inc.	296,820
15,917	News Corp., Class A*	280,537
23,573	NIKE, Inc., Class B	1,851,659
4,490	Nordstrom, Inc.	310,933
8,266	Omnicom Group, Inc.	595,235
3,404	O’Reilly Automotive, Inc.*	530,956
3,173	PetSmart, Inc.	227,092
1,660	Priceline Group, Inc. (The)*	2,065,555
10,883	PulteGroup, Inc.	209,171
2,644	PVH Corp.	308,661
1,858	Ralph Lauren Corp.	314,374
6,787	Ross Stores, Inc.	511,876
3,416	Scripps Networks Interactive, Inc., Class A	272,289
20,654	Staples, Inc.	241,239
24,061	Starbucks Corp.	1,872,186
6,134	Starwood Hotels & Resorts Worldwide, Inc.	518,568
20,226	Target Corp.	1,214,976
3,547	Tiffany & Co.	358,034
8,902	Time Warner Cable, Inc.	1,316,873
28,168	Time Warner, Inc.	2,169,781
2	Time, Inc.*	47
22,368	TJX Cos., Inc. (The)	1,333,356
4,433	Tractor Supply Co.	296,789
3,560	TripAdvisor, Inc.*	352,760
61,181	Twenty-First Century Fox, Inc., Class A	2,167,031
5,178	Under Armour, Inc., Class A*	353,968
3,257	Urban Outfitters, Inc.*	129,596
11,000	VF Corp.	705,320
12,486	Viacom, Inc., Class B	1,013,239
51,447	Walt Disney Co. (The)	4,624,056
2,479	Whirlpool Corp.	379,337
4,055	Wyndham Worldwide Corp.	328,212
2,587	Wynn Resorts Ltd.	498,981
14,110	Yum! Brands, Inc.	1,021,987
		67,732,739
	Consumer Staples — 6.5%

63,472	Altria Group, Inc.	2,734,374
20,897	Archer-Daniels-Midland Co.	1,041,924
13,884	Avon Products, Inc.	194,931
5,184	Brown-Forman Corp., Class B	480,349
5,708	Campbell Soup Co.	255,833
4,106	Clorox Co. (The)	363,792
120,761	Coca-Cola Co. (The)	5,038,149
7,472	Coca-Cola Enterprises, Inc.	357,012
27,792	Colgate-Palmolive Co.	1,798,976
13,442	ConAgra Foods, Inc.	432,832
5,400	Constellation Brands, Inc., Class A*	470,286
14,010	Costco Wholesale Corp.	1,696,331
37,337	CVS Caremark Corp.	2,966,425
6,260	Dr. Pepper Snapple Group, Inc.	393,879
8,083	Estee Lauder Cos., Inc. (The), Class A	621,017
19,636	General Mills, Inc.	1,048,170
4,762	Hershey Co. (The)	435,342
4,300	Hormel Foods Corp.	217,924
3,303	J.M. Smucker Co. (The)	338,888
8,147	Kellogg Co.	529,311
4,068	Keurig Green Mountain, Inc.	542,346
12,029	Kimberly-Clark Corp.	1,299,132
19,012	Kraft Foods Group, Inc.	1,119,807
16,283	Kroger Co. (The)	830,107
11,582	Lorillard, Inc.	691,445
4,153	McCormick & Co., Inc. (Non-Voting)	289,423
6,470	Mead Johnson Nutrition Co.	618,532

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,079	Molson Coors Brewing Co., Class B	$375,592
54,033	Mondelez International, Inc., Class A	1,955,454
4,329	Monster Beverage Corp.*	382,727
48,442	PepsiCo, Inc.	4,480,401
50,254	Philip Morris International, Inc.	4,300,737
86,438	Procter & Gamble Co. (The)	7,183,862
9,939	Reynolds American, Inc.	581,133
7,353	Safeway, Inc.	255,737
18,684	Sysco Corp.	706,816
9,403	Tyson Foods, Inc., Class A	357,878
28,052	Walgreen Co.	1,697,707
51,498	Wal-Mart Stores, Inc.	3,888,099
11,739	Whole Foods Market, Inc.	459,465
		53,432,145
	Energy — 7.2%

16,126	Anadarko Petroleum Corp.	1,817,239
12,313	Apache Corp.	1,253,833
13,914	Baker Hughes, Inc.	962,014
13,343	Cabot Oil & Gas Corp.	447,524
6,527	Cameron International Corp.*	485,152
16,177	Chesapeake Energy Corp.	440,014
60,804	Chevron Corp.	7,871,078
2,780	Cimarex Energy Co.	403,545
39,221	ConocoPhillips	3,185,530
7,341	CONSOL Energy, Inc.	295,695
11,248	Denbury Resources, Inc.	193,691
12,249	Devon Energy Corp.	923,820
2,189	Diamond Offshore Drilling, Inc.	96,185
7,467	Ensco PLC, Class A	376,934
17,447	EOG Resources, Inc.	1,917,076
4,837	EQT Corp.	479,153
137,197	Exxon Mobil Corp.	13,645,614
7,501	FMC Technologies, Inc.*	463,862
26,980	Halliburton Co.	1,824,118
3,458	Helmerich & Payne, Inc.	363,263
8,436	Hess Corp.	852,880
21,348	Kinder Morgan, Inc.	859,470
21,589	Marathon Oil Corp.	900,045
9,236	Marathon Petroleum Corp.	840,568
5,396	Murphy Oil Corp.	337,088
8,376	Nabors Industries Ltd.	227,911
13,717	National Oilwell Varco, Inc.	1,185,560
4,338	Newfield Exploration Co.*	194,429
8,118	Noble Corp. PLC	231,038
11,473	Noble Energy, Inc.	827,662
25,109	Occidental Petroleum Corp.	2,604,557
6,652	ONEOK, Inc.	466,970
6	Paragon Offshore PLC*	53
8,654	Peabody Energy Corp.	137,425
18,076	Phillips 66	1,572,974
4,562	Pioneer Natural Resources Co.	951,861
5,759	QEP Resources, Inc.	204,848
5,395	Range Resources Corp.	423,993
41,599	Schlumberger Ltd.	4,560,914
11,281	Southwestern Energy Co.*	464,552
21,424	Spectra Energy Corp.	892,524
4,139	Tesoro Corp.	267,959
10,860	Transocean Ltd.	419,739
17,053	Valero Energy Corp.	923,249
23,582	Williams Cos., Inc. (The)	1,401,714
		59,195,323
	Financials — 11.1%

10,783	ACE Ltd.	1,146,556
1,779	Affiliated Managers Group, Inc.*	375,636
14,498	Aflac, Inc.	887,858
13,864	Allstate Corp. (The)	852,497
29,083	American Express Co.	2,604,383
46,216	American International Group, Inc.	2,590,869
12,648	American Tower Corp. (REIT)	1,247,093
6,078	Ameriprise Financial, Inc.	764,369
9,473	Aon PLC	825,667
4,661	Apartment Investment & Management Co., Class A (REIT)	159,732
2,288	Assurant, Inc.	152,724
3,880	AvalonBay Communities, Inc. (REIT)	597,908
335,931	Bank of America Corp.	5,405,130
36,427	Bank of New York Mellon Corp. (The)	1,427,210
22,953	BB&T Corp.	856,835
57,531	Berkshire Hathaway, Inc., Class B*	7,896,130
3,989	BlackRock, Inc.	1,318,484
4,893	Boston Properties, Inc. (REIT)	594,108
18,256	Capital One Financial Corp.	1,498,087
8,915	CBRE Group, Inc., Class A*	283,319
37,409	Charles Schwab Corp. (The)	1,066,531
7,803	Chubb Corp. (The)	717,486
4,707	Cincinnati Financial Corp.	226,360
97,028	Citigroup, Inc.	5,011,496
10,094	CME Group, Inc.	772,696
5,793	Comerica, Inc.	291,620
10,677	Crown Castle International Corp. (REIT)	848,928
14,889	Discover Financial Services	928,627
9,224	E*TRADE Financial Corp.*	205,326
10,731	Equity Residential (REIT)	713,290
1,994	Essex Property Trust, Inc. (REIT)	385,739
27,172	Fifth Third Bancorp	554,445
12,839	Franklin Resources, Inc.	725,660
16,661	General Growth Properties, Inc. (REIT)	409,361
15,848	Genworth Financial, Inc., Class A*	224,883
13,282	Goldman Sachs Group, Inc. (The)	2,378,939
14,373	Hartford Financial Services Group, Inc. (The)	532,520
14,640	HCP, Inc. (REIT)	634,351
9,760	Health Care REIT, Inc. (REIT)	659,581
24,177	Host Hotels & Resorts, Inc. (REIT)	551,719
15,201	Hudson City Bancorp, Inc.	150,034
26,460	Huntington Bancshares, Inc./OH	260,499
3,691	Intercontinental Exchange, Inc.	697,599
13,805	Invesco Ltd.	563,796
120,908	JPMorgan Chase & Co.	7,187,981
28,220	KeyCorp	384,074
13,122	Kimco Realty Corp. (REIT)	308,236
3,295	Legg Mason, Inc.	162,509
10,123	Leucadia National Corp.	252,366
8,428	Lincoln National Corp.	463,877
9,755	Loews Corp.	426,684
4,198	M&T Bank Corp.	518,999
4,495	Macerich Co. (The) (REIT)	293,479
17,541	Marsh & McLennan Cos., Inc.	931,427
8,691	McGraw Hill Financial, Inc.	705,101
35,956	MetLife, Inc.	1,968,231
6,002	Moody’s Corp.	561,607

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
44,722	Morgan Stanley	$1,534,412
3,772	NASDAQ OMX Group, Inc. (The)	163,969
13,513	Navient Corp.	242,423
7,109	Northern Trust Corp.	493,009
9,894	People’s United Financial, Inc.	147,915
5,664	Plum Creek Timber Co., Inc. (REIT)	230,128
17,076	PNC Financial Services Group, Inc. (The)	1,447,191
8,756	Principal Financial Group, Inc.	475,363
17,396	Progressive Corp. (The)	435,248
15,962	Prologis, Inc. (REIT)	653,484
14,766	Prudential Financial, Inc.	1,324,510
4,645	Public Storage (REIT)	813,711
44,038	Regions Financial Corp.	446,986
9,917	Simon Property Group, Inc. (REIT)	1,686,187
13,758	State Street Corp.	990,989
17,020	SunTrust Banks, Inc.	648,122
8,384	T. Rowe Price Group, Inc.	679,062
4,208	Torchmark Corp.	229,546
11,098	Travelers Cos., Inc. (The)	1,051,092
57,994	U.S. Bancorp/MN	2,451,986
8,220	Unum Group	298,139
9,415	Ventas, Inc. (REIT)	619,319
5,577	Vornado Realty Trust (REIT)	590,437
153,113	Wells Fargo & Co.	7,876,133
16,811	Weyerhaeuser Co. (REIT)	570,733
8,662	XL Group PLC	296,067
6,458	Zions Bancorp.	188,186
		91,744,999
	Health Care — 9.4%

47,971	Abbott Laboratories	2,026,295
50,795	AbbVie, Inc.	2,807,948
8,462	Actavis PLC*	1,920,705
11,428	Aetna, Inc.	938,582
10,653	Agilent Technologies, Inc.	608,925
6,324	Alexion Pharmaceuticals, Inc.*	1,070,590
9,515	Allergan, Inc.	1,557,415
7,227	AmerisourceBergen Corp.	559,298
24,181	Amgen, Inc.	3,370,348
17,340	Baxter International, Inc.	1,300,153
6,158	Becton, Dickinson and Co.	721,533
7,583	Biogen Idec, Inc.*	2,601,272
42,248	Boston Scientific Corp.*	535,705
52,957	Bristol-Myers Squibb Co.	2,682,272
2,451	C.R. Bard, Inc.	363,826
10,857	Cardinal Health, Inc.	800,161
6,629	CareFusion Corp.*	304,337
25,598	Celgene Corp.*	2,432,322
9,420	Cerner Corp.*	543,157
8,573	Cigna Corp.	811,006
14,390	Covidien PLC	1,249,484
5,689	DaVita HealthCare Partners, Inc.*	424,855
4,542	DENTSPLY International, Inc.	216,676
3,378	Edwards Lifesciences Corp.*	335,300
31,471	Eli Lilly & Co.	2,000,297
24,697	Express Scripts Holding Co.*	1,825,849
49,056	Gilead Sciences, Inc.*	5,277,444
5,333	Hospira, Inc.*	286,595
4,935	Humana, Inc.	635,332
1,151	Intuitive Surgical, Inc.*	540,981
90,376	Johnson & Johnson	9,374,702
2,719	Laboratory Corp. of America Holdings*	291,558
3,607	Mallinckrodt PLC*	293,934
7,365	McKesson Corp.	1,436,396
31,902	Medtronic, Inc.	2,036,943
93,360	Merck & Co., Inc.	5,611,870
11,930	Mylan, Inc.*	579,798
2,636	Patterson Cos., Inc.	106,152
3,609	PerkinElmer, Inc.	161,864
4,263	Perrigo Co. PLC	634,079
203,786	Pfizer, Inc.	5,989,271
4,625	Quest Diagnostics, Inc.	292,346
2,536	Regeneron Pharmaceuticals, Inc.*	888,919
9,077	St. Jude Medical, Inc.	595,360
9,438	Stryker Corp.	786,280
3,109	Tenet Healthcare Corp.*	190,209
12,753	Thermo Fisher Scientific, Inc.	1,533,038
31,312	UnitedHealth Group, Inc.	2,714,124
3,315	Varian Medical Systems, Inc.*	281,841
7,540	Vertex Pharmaceuticals, Inc.*	705,518
2,718	Waters Corp.*	281,123
8,949	WellPoint, Inc.	1,042,648
5,364	Zimmer Holdings, Inc.	532,699
16,016	Zoetis, Inc.	567,607
		77,676,942
	Industrials — 7.1%

19,844	3M Co.	2,857,536
5,575	ADT Corp. (The)	205,495
2,865	Allegion PLC	147,347
7,833	AMETEK, Inc.	414,679
21,433	Boeing Co. (The)	2,717,704
4,727	C.H. Robinson Worldwide, Inc.	322,665
19,956	Caterpillar, Inc.	2,176,601
3,219	Cintas Corp.	212,905
32,095	CSX Corp.	992,056
5,468	Cummins, Inc.	793,462
19,218	Danaher Corp.	1,472,291
11,608	Deere & Co.	976,117
27,095	Delta Air Lines, Inc.	1,072,420
5,306	Dover Corp.	466,238
1,191	Dun & Bradstreet Corp. (The)	139,800
15,233	Eaton Corp. PLC	1,063,416
22,432	Emerson Electric Co.	1,436,097
3,889	Equifax, Inc.	306,298
6,305	Expeditors International of Washington, Inc.	260,397
8,729	Fastenal Co.	395,249
8,865	FedEx Corp.	1,310,956
4,383	Flowserve Corp.	332,626
5,090	Fluor Corp.	376,100
10,400	General Dynamics Corp.	1,281,800
320,344	General Electric Co.	8,322,537
25,006	Honeywell International, Inc.	2,381,321
12,115	Illinois Tool Works, Inc.	1,068,664
8,012	Ingersoll-Rand PLC	482,322
5,461	Iron Mountain, Inc. (REIT)	196,487
4,230	Jacobs Engineering Group, Inc.*	228,039
3,204	Joy Global, Inc.	202,333
3,518	Kansas City Southern	405,837
2,751	L-3 Communications Holdings, Inc.	302,472
8,517	Lockheed Martin Corp.	1,481,958
11,390	Masco Corp.	267,323
9,694	Nielsen N.V.	455,521
9,901	Norfolk Southern Corp.	1,059,407
6,826	Northrop Grumman Corp.	868,404
11,345	PACCAR, Inc.	712,579

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,495	Pall Corp.	$294,873
4,750	Parker-Hannifin Corp.	548,625
6,223	Pentair PLC	423,600
6,464	Pitney Bowes, Inc.	174,916
4,637	Precision Castparts Corp.	1,131,706
6,954	Quanta Services, Inc.*	252,708
10,007	Raytheon Co.	964,074
8,547	Republic Services, Inc.	336,154
4,390	Robert Half International, Inc.	220,422
4,431	Rockwell Automation, Inc.	516,699
4,337	Rockwell Collins, Inc.	333,862
3,199	Roper Industries, Inc.	481,641
1,693	Ryder System, Inc.	152,946
1,873	Snap-on, Inc.	234,031
22,104	Southwest Airlines Co.	707,549
4,990	Stanley Black & Decker, Inc.	456,585
2,714	Stericycle, Inc.*	322,559
8,926	Textron, Inc.	339,188
14,739	Tyco International Ltd.	657,654
28,923	Union Pacific Corp.	3,044,724
22,525	United Parcel Service, Inc., Class B	2,192,358
26,932	United Technologies Corp.	2,908,117
1,954	W.W. Grainger, Inc.	481,075
13,833	Waste Management, Inc.	649,736
5,881	Xylem, Inc.	219,126
		58,210,387
	Information Technology — 13.3%

20,236	Accenture PLC, Class A	1,640,330
14,775	Adobe Systems, Inc.*	1,062,322
5,699	Akamai Technologies, Inc.*	344,334
1,737	Alliance Data Systems Corp.*	459,680
9,995	Altera Corp.	353,223
5,032	Amphenol Corp., Class A	518,346
10,034	Analog Devices, Inc.	512,938
192,617	Apple, Inc.	19,743,243
38,880	Applied Materials, Inc.	898,322
7,282	Autodesk, Inc.*	390,606
15,404	Automatic Data Processing, Inc.	1,285,926
8,042	Avago Technologies Ltd.	660,168
17,740	Broadcom Corp., Class A	698,601
10,172	CA, Inc.	287,257
163,645	Cisco Systems, Inc.	4,089,489
5,227	Citrix Systems, Inc.*	367,249
19,442	Cognizant Technology Solutions Corp., Class A*	889,083
4,642	Computer Sciences Corp.	277,545
41,803	Corning, Inc.	872,011
36,438	eBay, Inc.*	2,022,309
10,052	Electronic Arts, Inc.*	380,368
65,393	EMC Corp.	1,931,055
2,427	F5 Networks, Inc.*	301,409
54,934	Facebook, Inc., Class A*	4,110,162
9,199	Fidelity National Information Services, Inc.	522,043
2,266	First Solar, Inc.*	157,895
7,969	Fiserv, Inc.*	513,761
4,535	FLIR Systems, Inc.	153,238
9,037	Google, Inc., Class A*	5,262,787
9,037	Google, Inc., Class C*	5,165,549
3,391	Harris Corp.	242,083
59,778	Hewlett-Packard Co.	2,271,564
159,009	Intel Corp.	5,552,594
30,386	International Business Machines Corp.	5,843,228
9,062	Intuit, Inc.	753,777
5,903	Jabil Circuit, Inc.	127,387
15,139	Juniper Networks, Inc.	351,073
5,307	KLA-Tencor Corp.	405,561
5,185	Lam Research Corp.	372,853
7,556	Linear Technology Corp.	340,851
32,086	MasterCard, Inc., Class A	2,432,440
6,397	Microchip Technology, Inc.	312,366
34,210	Micron Technology, Inc.*	1,115,246
240,120	Microsoft Corp.	10,908,652
7,215	Motorola Solutions, Inc.	428,571
10,572	NetApp, Inc.	445,716
17,837	NVIDIA Corp.	346,930
109,674	Oracle Corp.	4,554,761
10,349	Paychex, Inc.	431,036
53,911	QUALCOMM, Inc.	4,102,627
6,054	Red Hat, Inc.*	368,810
18,034	salesforce.com, inc.*	1,065,629
7,214	SanDisk Corp.	706,683
10,437	Seagate Technology PLC	653,147
22,097	Symantec Corp.	536,515
13,044	TE Connectivity Ltd.	817,598
5,027	Teradata Corp.*	229,583
34,497	Texas Instruments, Inc.	1,662,065
5,318	Total System Services, Inc.	167,304
3,955	VeriSign, Inc.*	225,732
16,053	Visa, Inc., Class A	3,411,584
6,682	Western Digital Corp.	688,313
17,216	Western Union Co. (The)	300,764
34,890	Xerox Corp.	481,831
8,579	Xilinx, Inc.	362,463
29,906	Yahoo!, Inc.*	1,151,680
		110,040,266
	Materials — 2.4%

6,781	Air Products & Chemicals, Inc.	903,297
2,145	Airgas, Inc.	236,765
37,436	Alcoa, Inc.	621,812
3,477	Allegheny Technologies, Inc.	146,625
3,038	Avery Dennison Corp.	146,219
4,438	Ball Corp.	284,476
3,214	Bemis Co., Inc.	130,938
1,674	CF Industries Holdings, Inc.	431,340
38,468	Dow Chemical Co. (The)	2,059,961
29,331	E.I. du Pont de Nemours & Co.	1,939,072
4,806	Eastman Chemical Co.	396,351
8,639	Ecolab, Inc.	991,930
4,270	FMC Corp.	282,418
33,183	Freeport-McMoRan, Inc.	1,206,866
2,600	International Flavors & Fragrances, Inc.	264,134
13,828	International Paper Co.	669,967
13,313	LyondellBasell Industries N.V., Class A	1,522,342
1,947	Martin Marietta Materials, Inc.	254,979
5,366	MeadWestvaco Corp.	230,738
16,747	Monsanto Co.	1,936,791
10,338	Mosaic Co. (The)	493,743
15,910	Newmont Mining Corp.	431,002
10,182	Nucor Corp.	553,086
5,279	Owens-Illinois, Inc.*	162,540
4,422	PPG Industries, Inc.	910,313
9,352	Praxair, Inc.	1,230,256
6,207	Sealed Air Corp.	224,073
2,714	Sherwin-Williams Co. (The)	591,950
3,784	Sigma-Aldrich Corp.	393,536

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,167	Vulcan Materials Co.	$264,104
		19,911,624
	Telecommunication Services — 1.6%

165,807	AT&T, Inc.	5,796,613
18,308	CenturyLink, Inc.	750,445
32,010	Frontier Communications Corp.	217,668
132,293	Verizon Communications, Inc.	6,590,837
19,259	Windstream Holdings, Inc.	217,627
		13,573,190
	Utilities — 2.1%

21,101	AES Corp. (The)	320,313
3,803	AGL Resources, Inc.	202,738
7,752	Ameren Corp.	310,003
15,590	American Electric Power Co., Inc.	837,183
13,712	CenterPoint Energy, Inc.	340,606
8,608	CMS Energy Corp.	262,888
9,350	Consolidated Edison, Inc.	541,272
18,590	Dominion Resources, Inc.	1,305,390
5,661	DTE Energy Co.	442,973
22,602	Duke Energy Corp.	1,672,322
10,404	Edison International	615,293
5,728	Entergy Corp.	443,405
27,427	Exelon Corp.	916,610
13,424	FirstEnergy Corp.	459,638
2,546	Integrys Energy Group, Inc.	172,848
13,921	NextEra Energy, Inc.	1,370,522
10,067	NiSource, Inc.	399,358
10,079	Northeast Utilities	462,525
10,763	NRG Energy, Inc.	331,285
8,013	Pepco Holdings, Inc.	220,838
14,851	PG&E Corp.	690,275
3,519	Pinnacle West Capital Corp.	200,407
21,218	PPL Corp.	734,779
16,159	Public Service Enterprise Group, Inc.	604,185
4,533	SCANA Corp.	235,444
7,287	Sempra Energy	772,203
28,444	Southern Co. (The)	1,262,914
7,449	TECO Energy, Inc.	134,827
7,213	Wisconsin Energy Corp.	326,965
16,026	Xcel Energy, Inc.	513,633
		17,103,642
	Total Common Stocks (Cost $558,019,432)	568,621,257

Principal Amount
	U.S. Government & Agency Security (a) — 4.2%
	Federal Home Loan Bank
$34,188,271	0.00%, due 09/02/14	34,188,271
	Total U.S. Government & Agency Security (Cost $34,188,271)	34,188,271

	Repurchase Agreements (a)(b) — 5.0%
40,801,953	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $40,802,152	40,801,953
	Total Repurchase Agreements (Cost $40,801,953)	40,801,953

	Total Investment Securities (Cost $633,009,656) — 78.1%	643,611,481
	Other assets less liabilities — 21.9%	180,058,947
	Net Assets — 100.0%	$823,670,428

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $308,065,400.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,785,700
Aggregate gross unrealized depreciation	(6,586,614)
Net unrealized appreciation	$10,199,086
Federal income tax cost of investments	$633,412,395

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,188	09/19/14	$118,874,250	$4,028,360

Cash collateral in the amount of $6,011,280 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$10,024,480	11/06/15	Bank of America, N.A.	0.41%	SPDR® S&P 500® ETF Trust	$9,633,323
107,242,898	11/06/15	Bank of America, N.A.	0.56%	S&P 500® Index	25,775,157
215,723,298	01/06/15	Citibank, N.A.	0.47%	S&P 500® Index	15,597,313
655,396,786	11/06/15	Credit Suisse International	0.46%	S&P 500® Index	31,547,540
2,108,095	11/06/15	Deutsche Bank AG	0.20%	SPDR® S&P 500® ETF Trust	1,616,589
30,857,025	11/06/15	Deutsche Bank AG	0.32%	S&P 500® Index	32,644,545
1,568,567	11/06/14	Goldman Sachs International	0.43%	SPDR® S&P 500® ETF Trust	365,797
69,311,087	11/06/14	Goldman Sachs International	0.52%	S&P 500® Index	10,657,500
4,098,300	11/06/15	Morgan Stanley & Co. International PLC	0.46%	SPDR® S&P 500® ETF Trust	3,761,773
353,000,193	11/06/15	Morgan Stanley & Co. International PLC	0.46%	S&P 500® Index	12,977,043
113,167,430	11/06/15	Societe Generale	0.56%	S&P 500® Index	11,060,793
221,118,057	01/06/15	UBS AG	0.51%	S&P 500® Index	14,956,113
$1,783,616,216					$170,593,486

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 54.7%
	Consumer Discretionary — 10.1%

44,357	Amazon.com, Inc.*	$15,038,797
19,666	Bed Bath & Beyond, Inc.*	1,263,737
10,432	Charter Communications, Inc., Class A*	1,636,468
206,887	Comcast Corp., Class A	11,322,925
48,411	DIRECTV*	4,185,131
14,229	Discovery Communications, Inc., Class A*	622,092
14,229	Discovery Communications, Inc., Class C*	611,420
21,262	DISH Network Corp., Class A*	1,377,990
19,935	Dollar Tree, Inc.*	1,069,014
11,281	Expedia, Inc.	969,038
18,776	Garmin Ltd.	1,020,100
20,683	Liberty Global PLC, Class A*	903,227
44,528	Liberty Interactive Corp., Class A*	1,314,467
10,068	Liberty Media Corp.*	495,648
20,137	Liberty Media Corp., Class C*	976,040
28,220	Marriott International, Inc., Class A	1,958,468
32,701	Mattel, Inc.	1,127,857
5,779	Netflix, Inc.*	2,760,282
10,225	O’Reilly Automotive, Inc.*	1,594,895
5,054	Priceline Group, Inc. (The)*	6,288,743
20,475	Ross Stores, Inc.	1,544,224
581,611	Sirius XM Holdings, Inc.*	2,111,248
62,329	Staples, Inc.	728,003
72,564	Starbucks Corp.	5,646,205
11,961	Tesla Motors, Inc.*	3,225,882
13,350	Tractor Supply Co.	893,782
12,517	TripAdvisor, Inc.*	1,240,310
137,633	Twenty-First Century Fox, Inc., Class A	4,874,961
36,518	Viacom, Inc., Class B	2,963,436
9,760	Wynn Resorts Ltd.	1,882,509
		81,646,899
	Consumer Staples — 2.4%

42,401	Costco Wholesale Corp.	5,133,913
15,687	Keurig Green Mountain, Inc.	2,091,391
57,383	Kraft Foods Group, Inc.	3,379,859
163,045	Mondelez International, Inc., Class A	5,900,598
16,105	Monster Beverage Corp.*	1,423,843
35,431	Whole Foods Market, Inc.	1,386,769
		19,316,373
	Health Care — 8.1%

19,066	Alexion Pharmaceuticals, Inc.*	3,227,683
72,971	Amgen, Inc.	10,170,698
22,864	Biogen Idec, Inc.*	7,843,267
19,939	Catamaran Corp.*	939,526
77,194	Celgene Corp.*	7,334,974
33,098	Cerner Corp.*	1,908,431
74,567	Express Scripts Holding Co.*	5,512,738
148,028	Gilead Sciences, Inc.*	15,924,852
8,228	Henry Schein, Inc.*	984,809
12,377	Illumina, Inc.*	2,219,939
3,702	Intuitive Surgical, Inc.*	1,739,977
36,025	Mylan, Inc.*	1,750,815
9,531	Regeneron Pharmaceuticals, Inc.*	3,340,806
22,767	Vertex Pharmaceuticals, Inc.*	2,130,308
		65,028,823
	Industrials — 0.9%

14,308	C.H. Robinson Worldwide, Inc.	976,664
19,025	Expeditors International of Washington, Inc.	785,733
28,594	Fastenal Co.	1,294,736
34,190	PACCAR, Inc.	2,147,474
8,164	Stericycle, Inc.*	970,291
16,039	Verisk Analytics, Inc., Class A*	1,029,544
		7,204,442
	Information Technology — 32.4%

68,991	Activision Blizzard, Inc.	1,624,048
47,977	Adobe Systems, Inc.*	3,449,546
17,158	Akamai Technologies, Inc.*	1,036,686
30,196	Altera Corp.	1,067,127
30,281	Analog Devices, Inc.	1,547,965
581,215	Apple, Inc.	59,574,537
117,348	Applied Materials, Inc.	2,711,326
21,927	Autodesk, Inc.*	1,176,164
46,471	Automatic Data Processing, Inc.	3,879,399
24,082	Avago Technologies Ltd.	1,976,891
26,634	Baidu, Inc. (ADR)*	5,713,526
51,570	Broadcom Corp., Class A	2,030,827
42,696	CA, Inc.	1,205,735
18,391	Check Point Software Technologies Ltd.*	1,306,129
493,789	Cisco Systems, Inc.	12,339,787
15,795	Citrix Systems, Inc.*	1,109,757
58,650	Cognizant Technology Solutions Corp., Class A*	2,682,065
122,162	eBay, Inc.*	6,779,991
4,800	Equinix, Inc.*	1,047,648
7,299	F5 Networks, Inc.*	906,463
192,181	Facebook, Inc., Class A*	14,378,982
24,024	Fiserv, Inc.*	1,548,827
27,151	Google, Inc., Class A*	15,811,656
32,508	Google, Inc., Class C*	18,581,573
479,842	Intel Corp.	16,756,083
27,365	Intuit, Inc.	2,276,221
15,984	KLA-Tencor Corp.	1,221,497
22,802	Linear Technology Corp.	1,028,598
27,251	Maxim Integrated Products, Inc.	841,783
103,177	Micron Technology, Inc.*	3,363,570
796,242	Microsoft Corp.	36,173,274
31,932	NetApp, Inc.	1,346,253
53,784	NVIDIA Corp.	1,046,099
24,267	NXP Semiconductor N.V.*	1,662,775
35,062	Paychex, Inc.	1,460,332
162,698	QUALCOMM, Inc.	12,381,318
21,805	SanDisk Corp.	2,136,018
31,478	Seagate Technology PLC	1,969,893
66,674	Symantec Corp.	1,618,845
104,041	Texas Instruments, Inc.	5,012,695
22,659	Western Digital Corp.	2,334,104
25,862	Xilinx, Inc.	1,092,670
97,049	Yahoo!, Inc.*	3,737,357
		260,946,040
	Materials — 0.2%

11,455	Sigma-Aldrich Corp.	1,191,320

	Telecommunication Services — 0.6%

12,416	SBA Communications Corp., Class A*	1,369,361

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
159,249	VimpelCom Ltd. (ADR)	$1,356,801
50,022	Vodafone Group PLC (ADR)	1,717,755
		4,443,917
	Total Common Stocks (Cost $412,421,354)	439,777,814

Principal Amount
	U.S. Government & Agency Security (a) — 1.8%
	Federal Home Loan Bank
$14,285,982	0.00%, due 09/02/14	14,285,982
	Total U.S. Government & Agency Security (Cost $14,285,982)	14,285,982

	Repurchase Agreements (a)(b) — 3.2%
26,079,792	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $26,079,917	26,079,792
	Total Repurchase Agreements (Cost $26,079,792)	26,079,792

	Total Investment Securities (Cost $452,787,128) — 59.7%	480,143,588
	Other assets less liabilities — 40.3%	324,757,080
	Net Assets — 100.0%	$804,900,668

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $71,267,799.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,476,352
Aggregate gross unrealized depreciation	(6,259,291)
Net unrealized appreciation	$27,217,061
Federal income tax cost of investments	$452,926,527

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	792	09/19/14	$64,674,720	$3,002,022

Cash collateral in the amount of $2,874,960 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$690,373,878	11/06/15	Bank of America, N.A.	0.61%	NASDAQ-100 Index®	$29,008,718
429,959,550	02/06/15	Citibank, N.A.	0.47%	NASDAQ-100 Index®	89,850,168
35,687,478	11/06/14	Credit Suisse International	0.46%	NASDAQ-100 Index®	35,689,422
1,078,335	11/06/15	Deutsche Bank AG	0.47%	NASDAQ-100 Index®	341,422
60,163,014	11/06/15	Deutsche Bank AG	0.27%	PowerShares QQQ TrustSM,Series 1	10,033,607
128,290	11/06/14	Goldman Sachs International	0.62%	NASDAQ-100 Index®	11,542
1,141,885	11/06/14	Goldman Sachs International	0.42%	PowerShares QQQ TrustSM,Series 1	34,920,719
3,462,231	11/06/15	Morgan Stanley & Co. International PLC	0.61%	NASDAQ-100 Index®	1,580,914
31,348,954	11/06/14	Morgan Stanley & Co. International PLC	0.56%	PowerShares QQQ TrustSM,Series 1	25,042,109
553,557,683	11/06/15	Societe Generale	0.56%	NASDAQ-100 Index®	83,354,500
103,480,020	11/06/15	UBS AG	0.51%	NASDAQ-100 Index®	5,766,380
$1,910,381,318					$315,599,501

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 73.8%
	Consumer Discretionary — 9.9%

38,203	Home Depot, Inc. (The)	$3,571,980
38,203	McDonald’s Corp.	3,580,385
38,203	NIKE, Inc., Class B	3,000,846
38,203	Walt Disney Co. (The)	3,433,686
		13,586,897
	Consumer Staples — 5.6%

38,203	Coca-Cola Co. (The)	1,593,829
38,203	Procter & Gamble Co. (The)	3,175,051
38,203	Wal-Mart Stores, Inc.	2,884,327
		7,653,207
	Energy — 6.3%

38,203	Chevron Corp.	4,945,378
38,203	Exxon Mobil Corp.	3,799,671
		8,745,049
	Financials — 11.7%

38,203	American Express Co.	3,421,079
38,203	Goldman Sachs Group, Inc. (The)	6,842,539
38,203	JPMorgan Chase & Co.	2,271,168
38,203	Travelers Cos., Inc. (The)	3,618,206
		16,152,992
	Health Care — 7.8%

38,203	Johnson & Johnson	3,962,797
38,203	Merck & Co., Inc.	2,296,383
38,203	Pfizer, Inc.	1,122,786
38,203	UnitedHealth Group, Inc.	3,311,436
		10,693,402
	Industrials — 14.2%

38,203	3M Co.	5,501,232
38,203	Boeing Co. (The)	4,844,141
38,203	Caterpillar, Inc.	4,166,801
38,203	General Electric Co.	992,514
38,203	United Technologies Corp.	4,125,160
		19,629,848
	Information Technology — 14.1%

38,203	Cisco Systems, Inc.	954,693
38,203	Intel Corp.	1,334,049
38,203	International Business Machines Corp.	7,346,437
38,203	Microsoft Corp.	1,735,562
38,203	Visa, Inc., Class A	8,118,902
		19,489,643
	Materials — 1.8%

38,203	E.I. du Pont de Nemours & Co.	2,525,600

	Telecommunication Services — 2.4%

38,203	AT&T, Inc.	1,335,577
38,203	Verizon Communications, Inc.	1,903,273
		3,238,850
	Total Common Stocks (Cost $98,637,514)	101,715,488

Principal Amount
	U.S. Government & Agency Security (a) — 4.0%
	Federal Home Loan Bank
$5,576,213	0.00%, due 09/02/14	5,576,213
	Total U.S. Government & Agency Security (Cost $5,576,213)	5,576,213

	Repurchase Agreements (a)(b) — 1.4%
1,985,783	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,985,794	1,985,783
	Total Repurchase Agreements (Cost $1,985,783)	1,985,783

	Total Investment Securities (Cost $106,199,510) — 79.2%	109,277,484
	Other assets less liabilities — 20.8%	28,699,627
	Net Assets — 100.0%	$137,977,111

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $69,871,825.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,723,649
Aggregate gross unrealized depreciation	(651,063)
Net unrealized appreciation	$3,072,586
Federal income tax cost of investments	$106,204,898

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	144	09/19/14	$12,304,080	$336,599

Cash collateral in the amount of $617,760 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$18,140,652	11/06/15	Bank of America, N.A.	0.61%	Dow Jones Industrial AverageSM Index	$4,888,453
15,937,089	02/06/15	Citibank, N.A.	0.47%	Dow Jones Industrial AverageSM Index	2,280,914
28,180,930	11/06/15	Credit Suisse International	0.46%	Dow Jones Industrial AverageSM Index	1,265,981
1,366,550	11/06/15	Deutsche Bank AG	0.17%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,038,429
123,046,055	11/06/15	Deutsche Bank AG	0.22%	Dow Jones Industrial AverageSM Index	8,007,963
1,773,212	11/06/14	Goldman Sachs International	0.72%	Dow Jones Industrial AverageSM Index	250,987
1,490,417	11/06/15	Morgan Stanley & Co. International PLC	0.51%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,362,367
3,876,031	11/06/15	Morgan Stanley & Co. International PLC	0.61%	Dow Jones Industrial AverageSM Index	282,894
4,102,397	11/06/15	Societe Generale	0.56%	Dow Jones Industrial AverageSM Index	3,620,947
102,016,585	11/06/15	UBS AG	0.51%	Dow Jones Industrial AverageSM Index	4,579,804
$299,929,918					$27,578,739

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 72.9%
	Consumer Discretionary — 9.6%

1,654	Aaron’s, Inc.	$42,376
1,666	Abercrombie & Fitch Co., Class A	69,639
1,670	Advance Auto Parts, Inc.	227,822
1,353	AMC Networks, Inc., Class A*	84,664
3,916	American Eagle Outfitters, Inc.	55,137
1,072	Ann, Inc.*	44,424
2,270	Apollo Education Group, Inc.*	63,038
2,960	Ascena Retail Group, Inc.*	51,475
899	Bally Technologies, Inc.*	71,282
1,270	Big Lots, Inc.	58,865
1,487	Brinker International, Inc.	72,714
2,122	Brunswick Corp.	91,246
1,073	Cabela’s, Inc.*	65,475
1,230	Carter’s, Inc.	101,819
1,052	Cheesecake Factory, Inc. (The)	47,287
3,508	Chico’s FAS, Inc.	55,426
2,384	Cinemark Holdings, Inc.	84,131
1,732	CST Brands, Inc.	60,343
792	Deckers Outdoor Corp.*	73,054
1,308	DeVry Education Group, Inc.	56,153
2,274	Dick’s Sporting Goods, Inc.	102,489
1,273	Domino’s Pizza, Inc.	96,048
1,647	DreamWorks Animation SKG, Inc., Class A*	35,962
3,338	Foot Locker, Inc.	187,295
3,340	Gentex Corp.	98,697
1,366	Guess?, Inc.	32,019
2,280	Hanesbrands, Inc.	234,110
768	HSN, Inc.	46,533
5,655	International Game Technology	95,343
639	International Speedway Corp., Class A	21,400
6,977	J.C. Penney Co., Inc.*	75,352
2,747	Jarden Corp.*	164,243
1,072	John Wiley & Sons, Inc., Class A	64,266
2,897	Kate Spade & Co.*	93,689
2,060	KB Home	36,565
1,502	Lamar Advertising Co., Class A	78,825
861	Life Time Fitness, Inc.*	39,692
3,258	Live Nation Entertainment, Inc.*	71,546
6,911	LKQ Corp.*	196,272
894	MDC Holdings, Inc.	25,935
847	Meredith Corp.	39,453
1,017	Murphy USA, Inc.*	55,396
2,889	New York Times Co. (The), Class A	35,766
88	NVR, Inc.*	103,241
11,140	Office Depot, Inc.*	57,037
597	Panera Bread Co., Class A*	89,514
1,509	Polaris Industries, Inc.	219,379
1,209	Rent-A-Center, Inc.	33,683
4,889	Service Corp. International	108,389
1,836	Signet Jewelers Ltd.	216,409
1,579	Sotheby’s	64,439
1,391	Tempur Sealy International, Inc.*	81,401
1,025	Thor Industries, Inc.	55,053
2,555	Time, Inc.*	59,991
3,663	Toll Brothers, Inc.*	130,366
1,155	Tupperware Brands Corp.	84,615
6,046	Wendy’s Co. (The)	49,275
2,004	Williams-Sonoma, Inc.	131,803
		4,887,861
	Consumer Staples — 2.2%

3,112	Church & Dwight Co., Inc.	212,363
2,140	Dean Foods Co.	34,625
1,411	Energizer Holdings, Inc.	171,465
4,024	Flowers Foods, Inc.	78,790
1,147	Hain Celestial Group, Inc. (The)*	112,819
1,707	Ingredion, Inc.	136,150
444	Lancaster Colony Corp.	39,254
1,007	Post Holdings, Inc.*	37,229
4,528	SUPERVALU, Inc.*	43,242
473	Tootsie Roll Industries, Inc.	13,362
1,136	United Natural Foods, Inc.*	73,034
532	Universal Corp.	28,068
3,981	WhiteWave Foods Co. (The)*	139,415
		1,119,816
	Energy — 3.9%

1,325	Atwood Oceanics, Inc.*	65,468
1,138	Bill Barrett Corp.*	25,912
455	CARBO Ceramics, Inc.	48,954
1,751	Dresser-Rand Group, Inc.*	121,344
931	Dril-Quip, Inc.*	94,469
1,666	Energen Corp.	134,080
1,955	Gulfport Energy Corp.*	114,368
2,247	Helix Energy Solutions Group, Inc.*	61,388
4,549	HollyFrontier Corp.	227,587
2,472	Oceaneering International, Inc.	171,952
1,215	Oil States International, Inc.*	78,428
3,307	Patterson-UTI Energy, Inc.	114,224
1,406	Rosetta Resources, Inc.*	70,300
2,848	Rowan Cos. PLC, Class A	86,351
1,535	SM Energy Co.	136,676
3,585	Superior Energy Services, Inc.	128,486
1,134	Tidewater, Inc.	57,687
1,010	Unit Corp.*	66,468
1,648	World Fuel Services Corp.	73,138
4,628	WPX Energy, Inc.*	123,197
		2,000,477
	Financials — 16.2%

981	Alexander & Baldwin, Inc.	40,123
1,641	Alexandria Real Estate Equities, Inc. (REIT)	129,737
377	Alleghany Corp.*	162,536
2,401	American Campus Communities, Inc. (REIT)	94,864
1,640	American Financial Group, Inc./OH	98,351
3,596	Arthur J. Gallagher & Co.	169,839
1,498	Aspen Insurance Holdings Ltd.	63,695
3,650	Associated Banc-Corp	66,357
1,934	Astoria Financial Corp.	25,277
1,934	BancorpSouth, Inc.	40,943
1,017	Bank of Hawaii Corp.	59,037
4,407	BioMed Realty Trust, Inc. (REIT)	98,937
2,722	Brown & Brown, Inc.	88,792
1,959	Camden Property Trust (REIT)	146,612
1,695	Cathay General Bancorp	44,138
1,969	CBOE Holdings, Inc.	104,406
1,095	City National Corp./CA	83,089
1,852	Commerce Bancshares, Inc./MO	85,433
2,005	Corporate Office Properties Trust (REIT)	56,902
2,664	Corrections Corp. of America (REIT)	94,945
1,213	Cullen/Frost Bankers, Inc.	95,342
7,543	Duke Realty Corp. (REIT)	140,300
3,283	East West Bancorp, Inc.	114,380
2,764	Eaton Vance Corp.	108,238
1,449	Equity One, Inc. (REIT)	34,196

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,056	Everest Re Group Ltd.	$173,015
2,521	Extra Space Storage, Inc. (REIT)	132,857
1,540	Federal Realty Investment Trust (REIT)	192,161
2,165	Federated Investors, Inc., Class B	66,444
2,446	First American Financial Corp.	69,344
5,416	First Horizon National Corp.	65,859
8,103	First Niagara Financial Group, Inc.	70,496
3,785	FirstMerit Corp.	65,234
4,326	Fulton Financial Corp.	49,900
1,884	Hancock Holding Co.	62,624
1,008	Hanover Insurance Group, Inc. (The)	63,958
2,287	HCC Insurance Holdings, Inc.	114,670
2,063	Highwoods Properties, Inc. (REIT)	87,781
1,308	Home Properties, Inc. (REIT)	84,000
3,428	Hospitality Properties Trust (REIT)	100,886
1,303	International Bancshares Corp.	34,347
3,437	Janus Capital Group, Inc.	41,760
1,021	Jones Lang LaSalle, Inc.	136,416
1,166	Kemper Corp.	42,384
1,882	Kilroy Realty Corp. (REIT)	119,036
2,382	LaSalle Hotel Properties (REIT)	87,062
3,381	Liberty Property Trust (REIT)	119,755
2,030	Mack-Cali Realty Corp. (REIT)	42,914
831	Mercury General Corp.	42,572
1,717	Mid-America Apartment Communities, Inc. (REIT)	124,173
2,672	MSCI, Inc.*	123,286
2,820	National Retail Properties, Inc. (REIT)	104,735
10,133	New York Community Bancorp, Inc.	161,621
5,547	Old Republic International Corp.	85,146
2,885	Omega Healthcare Investors, Inc. (REIT)	108,678
2,194	PacWest Bancorp	92,016
930	Potlatch Corp. (REIT)	39,692
1,245	Primerica, Inc.	62,661
1,373	Prosperity Bancshares, Inc.	82,929
1,805	Protective Life Corp.	125,267
2,842	Raymond James Financial, Inc.	155,287
2,895	Rayonier, Inc. (REIT)	99,212
5,070	Realty Income Corp. (REIT)	226,730
2,114	Regency Centers Corp. (REIT)	120,794
1,581	Reinsurance Group of America, Inc.	131,191
928	RenaissanceRe Holdings Ltd.	95,018
3,253	SEI Investments Co.	123,272
4,664	Senior Housing Properties Trust (REIT)	108,811
1,145	Signature Bank/NY*	135,637
2,185	SL Green Realty Corp. (REIT)	238,930
9,679	SLM Corp.	85,756
1,001	StanCorp Financial Group, Inc.	65,586
1,141	SVB Financial Group*	127,016
3,182	Synovus Financial Corp.	76,845
1,448	Taubman Centers, Inc. (REIT)	110,294
3,815	TCF Financial Corp.	60,277
1,544	Trustmark Corp.	36,647
5,756	UDR, Inc. (REIT)	172,220
4,271	Umpqua Holdings Corp.	74,614
4,590	Valley National Bancorp	45,900
2,367	W. R. Berkley Corp.	114,444
1,951	Waddell & Reed Financial, Inc., Class A	106,330
2,319	Washington Federal, Inc.	50,438
3,556	Washington Prime Group, Inc. (REIT)	69,413
2,067	Webster Financial Corp.	60,977
2,573	Weingarten Realty Investors (REIT)	88,048
603	Westamerica Bancorp.	29,167
		8,231,002
	Health Care — 7.1%

1,645	Align Technology, Inc.*	89,587
3,656	Allscripts Healthcare Solutions, Inc.*	54,017
462	Bio-Rad Laboratories, Inc., Class A*	55,560
1,107	Charles River Laboratories International, Inc.*	65,424
2,638	Community Health Systems, Inc.*	143,191
1,098	Cooper Cos., Inc. (The)	179,007
1,314	Covance, Inc.*	108,931
1,724	Cubist Pharmaceuticals, Inc.*	119,008
3,207	Endo International PLC*	204,318
1,836	Health Net, Inc.*	86,659
1,955	Henry Schein, Inc.*	233,994
1,310	Hill-Rom Holdings, Inc.	57,391
2,007	HMS Holdings Corp.*	45,880
6,326	Hologic, Inc.*	157,328
1,175	IDEXX Laboratories, Inc.*	145,665
1,018	LifePoint Hospitals, Inc.*	76,146
2,276	MEDNAX, Inc.*	130,301
669	Mettler-Toledo International, Inc.*	180,951
2,267	Omnicare, Inc.	144,567
1,445	Owens & Minor, Inc.	49,708
3,212	ResMed, Inc.	170,397
1,452	Salix Pharmaceuticals Ltd.*	231,028
1,267	Sirona Dental Systems, Inc.*	103,273
1,353	STERIS Corp.	76,160
763	Techne Corp.	72,882
947	Teleflex, Inc.	103,677
1,302	Thoratec Corp.*	32,550
1,010	United Therapeutics Corp.*	119,008
2,058	Universal Health Services, Inc., Class B	235,517
2,021	VCA, Inc.*	82,356
1,004	WellCare Health Plans, Inc.*	66,123
		3,620,604
	Industrials — 12.3%

1,742	A. O. Smith Corp.	85,497
989	Acuity Brands, Inc.	122,517
2,272	AECOM Technology Corp.*	85,973
2,000	AGCO Corp.	97,680
3,147	Alaska Air Group, Inc.	145,832
729	Alliant Techsystems, Inc.	91,854
2,265	B/E Aerospace, Inc.*	191,936
1,468	Carlisle Cos., Inc.	121,697
2,430	Civeo Corp.	61,746
1,154	CLARCOR, Inc.	72,944
1,266	Clean Harbors, Inc.*	76,644
1,306	Con-way, Inc.	66,933
2,569	Copart, Inc.*	88,451
774	Corporate Executive Board Co. (The)	51,022
1,132	Crane Co.	78,776
1,146	Deluxe Corp.	68,244
3,011	Donaldson Co., Inc.	126,040
732	Esterline Technologies Corp.*	85,812
4,339	Exelis, Inc.	74,587
3,802	Fortune Brands Home & Security, Inc.	164,284
935	FTI Consulting, Inc.*	34,689
1,054	GATX Corp.	69,849
1,167	Genesee & Wyoming, Inc., Class A*	114,751

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,388	Graco, Inc.	$106,682
833	Granite Construction, Inc.	29,380
1,849	Harsco Corp.	44,746
1,356	Herman Miller, Inc.	40,300
1,033	HNI Corp.	39,161
1,233	Hubbell, Inc., Class B	149,070
1,124	Huntington Ingalls Industries, Inc.	114,772
1,845	IDEX Corp.	141,954
2,099	ITT Corp.	100,458
2,094	J.B. Hunt Transport Services, Inc.	158,202
5,231	JetBlue Airways Corp.*	63,975
3,370	KBR, Inc.	74,207
1,799	Kennametal, Inc.	80,613
1,305	Kirby Corp.*	155,673
1,029	Landstar System, Inc.	69,833
1,036	Lennox International, Inc.	86,775
1,841	Lincoln Electric Holdings, Inc.	130,895
1,823	Manpowergroup, Inc.	141,428
727	MSA Safety, Inc.	40,247
1,084	MSC Industrial Direct Co., Inc., Class A	97,712
1,370	Nordson Corp.	111,052
2,456	NOW, Inc.*	81,122
1,598	Old Dominion Freight Line, Inc.*	106,539
1,944	Oshkosh Corp.	96,578
4,570	R.R. Donnelley & Sons Co.	80,752
1,033	Regal-Beloit Corp.	73,415
1,471	Rollins, Inc.	43,762
1,003	SPX Corp.	104,362
2,525	Terex Corp.	94,460
1,754	Timken Co. (The)	79,439
1,465	Towers Watson & Co., Class A	160,608
3,546	Trinity Industries, Inc.	171,556
1,194	Triumph Group, Inc.	82,828
2,227	United Rentals, Inc.*	262,007
1,579	URS Corp.	95,656
616	Valmont Industries, Inc.	86,702
2,208	Wabtec Corp.	184,059
2,838	Waste Connections, Inc.	139,232
624	Watsco, Inc.	57,714
1,042	Werner Enterprises, Inc.	25,946
1,351	Woodward, Inc.	70,563
		6,252,193
	Information Technology — 12.3%

2,340	3D Systems Corp.*	125,213
2,604	ACI Worldwide, Inc.*	50,700
1,761	Acxiom Corp.*	32,658
1,292	ADTRAN, Inc.	29,819
14,829	Advanced Micro Devices, Inc.*	61,837
1,013	Advent Software, Inc.	32,730
2,122	ANSYS, Inc.*	172,519
1,830	AOL, Inc.*	79,093
2,731	ARRIS Group, Inc.*	83,596
2,281	Arrow Electronics, Inc.*	141,992
9,637	Atmel Corp.*	85,384
3,168	Avnet, Inc.	141,008
998	Belden, Inc.	72,924
2,763	Broadridge Financial Solutions, Inc.	117,538
6,627	Cadence Design Systems, Inc.*	116,900
2,404	Ciena Corp.*	49,739
1,015	CommVault Systems, Inc.*	55,967
5,029	Compuware Corp.	47,021
1,094	Concur Technologies, Inc.*	109,816
2,323	Convergys Corp.	44,602
1,442	Conversant, Inc.*	39,713
2,102	CoreLogic, Inc.*	59,423
2,792	Cree, Inc.*	127,203
3,321	Cypress Semiconductor Corp.*	36,697
1,479	Diebold, Inc.	56,158
799	DST Systems, Inc.	74,155
1,140	Equinix, Inc.*	248,816
902	FactSet Research Systems, Inc.	114,915
736	Fair Isaac Corp.	42,813
2,860	Fairchild Semiconductor International, Inc.*	50,193
967	FEI Co.	81,267
3,136	Fortinet, Inc.*	80,940
2,066	Gartner, Inc.*	154,103
1,561	Global Payments, Inc.	113,516
2,513	Informatica Corp.*	85,580
3,553	Ingram Micro, Inc., Class A*	102,433
3,110	Integrated Device Technology, Inc.*	51,159
926	InterDigital, Inc.	41,087
1,632	International Rectifier Corp.*	64,301
2,948	Intersil Corp., Class A	44,353
900	Itron, Inc.*	37,998
1,935	Jack Henry & Associates, Inc.	111,862
5,373	JDS Uniphase Corp.*	62,058
1,947	Knowles Corp.*	64,095
1,455	Leidos Holdings, Inc.	54,781
1,426	Lexmark International, Inc., Class A	72,099
2,217	Mentor Graphics Corp.	48,353
1,713	MICROS Systems, Inc.*	116,433
2,252	National Instruments Corp.	74,654
3,844	NCR Corp.*	131,311
1,284	NeuStar, Inc., Class A*	37,865
974	Plantronics, Inc.	46,489
3,162	Polycom, Inc.*	41,896
2,715	PTC, Inc.*	105,043
2,667	Rackspace Hosting, Inc.*	92,278
6,550	RF Micro Devices, Inc.*	81,678
3,676	Riverbed Technology, Inc.*	69,256
2,169	Rovi Corp.*	50,169
934	Science Applications International Corp.	43,076
1,540	Semtech Corp.*	40,125
915	Silicon Laboratories, Inc.*	41,477
4,340	Skyworks Solutions, Inc.	245,904
1,502	SolarWinds, Inc.*	64,271
1,575	Solera Holdings, Inc.	96,012
5,634	SunEdison, Inc.*	124,117
3,542	Synopsys, Inc.*	144,868
875	Tech Data Corp.*	59,062
4,447	Teradyne, Inc.	91,564
3,502	TIBCO Software, Inc.*	72,982
5,972	Trimble Navigation Ltd.*	198,629
651	Ultimate Software Group, Inc. (The)*	95,690
2,558	VeriFone Systems, Inc.*	89,325
3,106	Vishay Intertechnology, Inc.	49,696
887	WEX, Inc.*	100,807
1,156	Zebra Technologies Corp., Class A*	90,203
		6,266,007
	Materials — 5.5%

1,821	Albemarle Corp.	115,779
1,498	AptarGroup, Inc.	96,097
1,659	Ashland, Inc.	177,878
1,373	Cabot Corp.	75,213
1,216	Carpenter Technology Corp.	66,552
3,507	Cliffs Natural Resources, Inc.	52,850
2,695	Commercial Metals Co.	46,570

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
768	Compass Minerals International, Inc.	$68,406
821	Cytec Industries, Inc.	84,596
1,488	Domtar Corp.	55,487
1,146	Eagle Materials, Inc.	116,789
699	Greif, Inc., Class A	33,475
3,231	Louisiana-Pacific Corp.*	46,106
790	Minerals Technologies, Inc.	49,470
254	NewMarket Corp.	103,350
1,809	Olin Corp.	49,368
2,251	Packaging Corp. of America	153,045
2,155	PolyOne Corp.	84,519
965	Rayonier Advanced Materials, Inc.*	32,048
1,779	Reliance Steel & Aluminum Co.	124,388
3,286	Rock-Tenn Co., Class A	161,540
1,488	Royal Gold, Inc.	115,692
3,050	RPM International, Inc.	143,746
996	Scotts Miracle-Gro Co. (The), Class A	57,499
1,133	Sensient Technologies Corp.	63,573
1,004	Silgan Holdings, Inc.	50,551
2,336	Sonoco Products Co.	96,150
5,477	Steel Dynamics, Inc.	127,285
878	TimkenSteel Corp.	41,951
3,313	United States Steel Corp.	128,047
1,778	Valspar Corp. (The)	143,591
1,191	Worthington Industries, Inc.	48,164
		2,809,775
	Telecommunication Services — 0.4%

2,266	Telephone & Data Systems, Inc.	59,686
3,157	tw telecom, inc.*	129,548
		189,234
	Utilities — 3.4%

2,540	Alliant Energy Corp.	148,565
4,054	Aqua America, Inc.	101,391
2,294	Atmos Energy Corp.	115,985
1,021	Black Hills Corp.	54,858
1,382	Cleco Corp.	77,972
3,519	Great Plains Energy, Inc.	90,333
2,323	Hawaiian Electric Industries, Inc.	58,981
1,152	IDACORP, Inc.	65,341
4,387	MDU Resources Group, Inc.	137,357
1,923	National Fuel Gas Co.	146,994
4,559	OGE Energy Corp.	171,054
1,190	ONE Gas, Inc.	44,542
1,823	PNM Resources, Inc.	47,781
4,010	Questar Corp.	94,275
2,634	UGI Corp.	139,549
1,888	Vectren Corp.	77,842
2,951	Westar Energy, Inc.	108,980
1,189	WGL Holdings, Inc.	51,710
		1,733,510
	Total Common Stocks (Cost $37,788,317)	37,110,479

Principal Amount
	U.S. Government & Agency Security (a) — 2.7%
	Federal Home Loan Bank
$1,350,972	0.00%, due 09/02/14	1,350,972
	Total U.S. Government & Agency Security (Cost $1,350,972)	1,350,972

	Repurchase Agreements (a)(b) — 2.3%
1,167,966	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,167,971	1,167,966
	Total Repurchase Agreements (Cost $1,167,966)	1,167,966

	Total Investment Securities (Cost $40,307,255) — 77.9%	39,629,417
	Other assets less liabilities — 22.1%	11,232,156
	Net Assets — 100.0%	$50,861,573

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $5,477,158.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$815,362
Aggregate gross unrealized depreciation	(1,495,876)
Net unrealized depreciation	$(680,514)
Federal income tax cost of investments	$40,309,931

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	4	09/19/14	$574,400	$24,283

Cash collateral in the amount of $29,480 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$12,700,710	01/06/16	Bank of America, N.A.	0.31%	S&P MidCap 400® Index	$2,218,375
80,264,584	11/06/14	Citibank, N.A.	0.32%	S&P MidCap 400® Index	4,082,418
363,487	11/06/15	Credit Suisse International	0.36%	S&P MidCap 400® Index	49,666
167,754	11/06/15	Deutsche Bank AG	0.22%	S&P MidCap 400® Index	85,164
2,299,951	11/06/15	Deutsche Bank AG	0.12%	SPDR® S&P MidCap 400® ETF Trust	1,209,508
2,664,807	11/06/14	Goldman Sachs International	0.27%	SPDR® S&P MidCap 400® ETF Trust	251,562
124,128	11/06/15	Morgan Stanley & Co. International PLC	0.36%	S&P MidCap 400® Index	89,391
16,170,187	01/06/16	Societe Generale	0.54%	S&P MidCap 400® Index	2,974,961
133,427	01/06/15	UBS AG	0.46%	S&P MidCap 400® Index	53,215
$114,889,035					$11,014,260

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 72.3%
	Consumer Discretionary — 9.5%

2,310	1-800-Flowers.com, Inc., Class A*	$11,896
954	2U, Inc.*	18,031
1,748	A.H. Belo Corp., Class A	20,137
7,311	Aeropostale, Inc.*	30,633
1,957	AMC Entertainment Holdings, Inc., Class A	46,322
6,290	American Axle & Manufacturing Holdings, Inc.*	113,849
18,074	American Eagle Outfitters, Inc.	254,482
1,625	American Public Education, Inc.*	49,335
723	America’s Car-Mart, Inc.*	30,626
4,353	Ann, Inc.*	180,388
1,199	Arctic Cat, Inc.	44,387
2,850	Asbury Automotive Group, Inc.*	198,588
1,290	Ascent Capital Group, Inc., Class A*	80,509
3,813	Barnes & Noble, Inc.*	90,978
2,484	Beazer Homes USA, Inc.*	46,823
2,915	bebe stores, inc.	9,619
8,980	Belmond Ltd., Class A*	114,764
1,716	Big 5 Sporting Goods Corp.	17,503
161	Biglari Holdings, Inc.*	57,855
2,202	BJ’s Restaurants, Inc.*	82,069
2,114	Black Diamond, Inc.*	17,927
7,176	Bloomin’ Brands, Inc.*	119,409
1,126	Blue Nile, Inc.*	31,978
2,295	Bob Evans Farms, Inc.	99,649
1,358	Bon-Ton Stores, Inc. (The)	14,340
7,209	Boyd Gaming Corp.*	76,776
1,781	Bravo Brio Restaurant Group, Inc.*	25,718
1,535	Bridgepoint Education, Inc.*	19,295
2,853	Bright Horizons Family Solutions, Inc.*	116,032
4,059	Brown Shoe Co., Inc.	121,121
8,620	Brunswick Corp.	370,660
2,621	Buckle, Inc. (The)	128,901
1,757	Buffalo Wild Wings, Inc.*	259,597
1,146	Build-A-Bear Workshop, Inc.*	14,944
2,664	Burlington Stores, Inc.*	95,025
4,249	Caesars Acquisition Co., Class A*	46,314
4,767	Caesars Entertainment Corp.*	64,068
7,208	Callaway Golf Co.	54,853
1,016	Capella Education Co.	66,152
6,250	Career Education Corp.*	34,312
2,250	Carmike Cinemas, Inc.*	76,207
1,491	Carriage Services, Inc.	27,792
3,273	Carrols Restaurant Group, Inc.*	23,860
2,549	Cato Corp. (The), Class A	88,374
822	Cavco Industries, Inc.*	58,715
6,560	Central European Media Enterprises Ltd., Class A*	16,269
4,643	Cheesecake Factory, Inc. (The)	208,703
6,848	Chegg, Inc.*	47,320
2,050	Children’s Place, Inc. (The)	110,208
3,387	Christopher & Banks Corp.*	32,414
1,248	Churchill Downs, Inc.	117,524
1,528	Chuy’s Holdings, Inc.*	40,186
7,114	Cinedigm Corp., Class A*	13,303
1,449	Citi Trends, Inc.*	33,704
2,036	ClubCorp Holdings, Inc.	37,788
641	Collectors Universe, Inc.	12,916
1,277	Columbia Sportswear Co.	97,256
2,575	Conn’s, Inc.*	115,437
1,600	Container Store Group, Inc. (The)*	33,824
5,901	Cooper Tire & Rubber Co.	181,928
1,272	Cooper-Standard Holding, Inc.*	83,329
2,141	Core-Mark Holding Co., Inc.	103,111
1,122	Coupons.com, Inc.*	17,144
1,774	Cracker Barrel Old Country Store, Inc.	178,127
8,138	Crocs, Inc.*	125,732
3,224	Crown Media Holdings, Inc., Class A*	11,123
864	CSS Industries, Inc.	21,842
814	Culp, Inc.	14,888
13,433	Cumulus Media, Inc., Class A*	61,657
101	Daily Journal Corp.*	19,325
14,573	Dana Holding Corp.	338,531
2,197	Del Frisco’s Restaurant Group, Inc.*	48,620
8,096	Denny’s Corp.*	55,296
1,274	Destination Maternity Corp.	24,626
3,252	Destination XL Group, Inc.*	16,260
1,382	Dex Media, Inc.*	15,769
3,289	Diamond Resorts International, Inc.*	82,291
1,547	DineEquity, Inc.	128,710
1,392	Dixie Group, Inc. (The)*	13,433
2,512	Dorman Products, Inc.*	112,613
2,196	Drew Industries, Inc.	97,480
2,902	E.W. Scripps Co. (The), Class A*	55,022
1,976	Education Management Corp.*	2,549
1,033	Einstein Noah Restaurant Group, Inc.	14,700
1,403	Empire Resorts, Inc.*	6,257
2,296	Entercom Communications Corp., Class A*	20,962
5,376	Entravision Communications Corp., Class A	24,622
2,068	Eros International PLC*	33,605
921	Escalade, Inc.	13,318
2,347	Ethan Allen Interiors, Inc.	59,215
7,833	Express, Inc.*	135,824
435	Famous Dave’s of America, Inc.*	11,793
2,680	Federal-Mogul Holdings Corp.*	45,748
2,490	Fiesta Restaurant Group, Inc.*	122,234
4,486	Finish Line, Inc. (The), Class A	132,920
5,045	Five Below, Inc.*	204,625
455	Flexsteel Industries, Inc.	15,943
1,039	Fox Factory Holding Corp.*	15,814
3,925	Francesca’s Holdings Corp.*	54,950
3,426	Fred’s, Inc., Class A	48,752
1,760	FTD Cos., Inc.*	58,291
1,317	Fuel Systems Solutions, Inc.*	13,341
1,784	G-III Apparel Group Ltd.*	147,251
1,395	Gaiam, Inc., Class A*	10,351
2,230	Genesco, Inc.*	176,839
3,279	Gentherm, Inc.*	160,179
1,415	Global Sources Ltd.*	10,089
4,336	Grand Canyon Education, Inc.*	187,489
4,607	Gray Television, Inc.*	45,748
2,251	Group 1 Automotive, Inc.	180,440
5,714	Guess?, Inc.	133,936
4,577	Harte-Hanks, Inc.	32,085
1,873	Haverty Furniture Cos., Inc.	43,585
2,658	Helen of Troy Ltd.*	154,749
777	Hemisphere Media Group, Inc.*	8,928
1,118	hhgregg, Inc.*	7,994
2,408	Hibbett Sports, Inc.*	109,395
10,134	Houghton Mifflin Harcourt Co.*	194,573

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,854	Hovnanian Enterprises, Inc., Class A*	$45,587
3,085	HSN, Inc.	186,920
4,258	Iconix Brand Group, Inc.*	177,261
706	Ignite Restaurant Group, Inc.*	5,210
796	Installed Building Products, Inc.*	10,643
2,588	International Speedway Corp., Class A	86,672
3,693	Interval Leisure Group, Inc.	79,843
1,249	Intrawest Resorts Holdings, Inc.*	14,376
2,741	iRobot Corp.*	88,891
2,014	Isle of Capri Casinos, Inc.*	16,656
2,173	ITT Educational Services, Inc.*	18,318
3,722	Jack in the Box, Inc.	221,273
1,735	JAKKS Pacific, Inc.*	11,763
1,598	Jamba, Inc.*	23,347
464	Johnson Outdoors, Inc., Class A	12,291
4,167	Journal Communications, Inc., Class A*	41,337
3,197	K12, Inc.*	60,200
7,785	KB Home	138,184
1,360	Kirkland’s, Inc.*	24,249
6,057	Krispy Kreme Doughnuts, Inc.*	103,030
4,117	La Quinta Holdings, Inc.*	81,311
1,532	Lands’ End, Inc.*	52,823
4,866	La-Z-Boy, Inc.	103,840
6,070	LeapFrog Enterprises, Inc.*	39,334
4,983	Lee Enterprises, Inc.*	20,231
1,329	LGI Homes, Inc.*	25,410
1,997	Libbey, Inc.*	55,117
354	Liberty Tax, Inc.*	11,997
3,800	Life Time Fitness, Inc.*	175,180
7,483	LifeLock, Inc.*	110,898
969	Lifetime Brands, Inc.	16,667
2,122	Lithia Motors, Inc., Class A	185,505
1,218	Loral Space & Communications, Inc.*	91,253
2,550	Lumber Liquidators Holdings, Inc.*	145,911
2,275	M/I Homes, Inc.*	51,779
778	Malibu Boats, Inc., Class A*	16,190
1,671	Marcus Corp. (The)	30,429
986	Marine Products Corp.	7,967
2,305	MarineMax, Inc.*	39,784
2,633	Marriott Vacations Worldwide Corp.*	156,900
2,779	Martha Stewart Living Omnimedia, Inc., Class A*	11,977
2,772	Matthews International Corp., Class A	127,928
1,393	Mattress Firm Holding Corp.*	79,805
5,679	McClatchy Co. (The), Class A*	25,612
3,630	MDC Holdings, Inc.	105,306
3,948	MDC Partners, Inc., Class A	86,461
5,057	Media General, Inc.*	77,928
4,459	Men’s Wearhouse, Inc. (The)	240,920
3,339	Meredith Corp.	155,531
3,636	Meritage Homes Corp.*	150,058
4,431	Modine Manufacturing Co.*	63,009
884	Monarch Casino & Resort, Inc.*	11,244
2,929	Monro Muffler Brake, Inc.	151,576
2,715	Morgans Hotel Group Co.*	20,525
1,402	Motorcar Parts of America, Inc.*	42,509
1,705	Movado Group, Inc.	63,307
2,753	Multimedia Games Holding Co., Inc.*	76,561
452	NACCO Industries, Inc., Class A	23,504
292	Nathan’s Famous, Inc.*	16,203
5,656	National CineMedia, Inc.	82,578
2,899	Nautilus, Inc.*	34,266
780	New Home Co., Inc. (The)*	11,084
2,791	New Media Investment Group, Inc.	48,759
2,724	New York & Co., Inc.*	9,262
12,863	New York Times Co. (The), Class A	159,244
2,847	Nexstar Broadcasting Group, Inc., Class A	129,937
1,006	Noodles & Co.*	19,687
2,676	Nutrisystem, Inc.	43,672
49,714	Office Depot, Inc.*	254,536
4,796	Orbitz Worldwide, Inc.*	39,327
1,895	Outerwall, Inc.*	111,672
1,079	Overstock.com, Inc.*	19,066
1,352	Oxford Industries, Inc.	82,918
4,617	Pacific Sunwear of California, Inc.*	9,603
2,846	Papa John’s International, Inc.	112,702
542	Papa Murphy’s Holdings, Inc.*	4,759
7,307	Penn National Gaming, Inc.*	82,496
4,949	Pep Boys-Manny Moe & Jack (The)*	55,033
1,130	Perry Ellis International, Inc.*	22,679
1,877	PetMed Express, Inc.	26,428
8,789	Pier 1 Imports, Inc.	138,515
5,540	Pinnacle Entertainment, Inc.*	138,445
4,194	Pool Corp.	237,632
2,199	Popeyes Louisiana Kitchen, Inc.*	88,180
1,389	Potbelly Corp.*	16,807
12,627	Quiksilver, Inc.*	36,745
918	R.G. Barry Corp.	17,414
2,148	Radio One, Inc., Class D*	6,465
1,229	ReachLocal, Inc.*	6,465
1,606	Reading International, Inc., Class A*	13,876
1,329	Red Robin Gourmet Burgers, Inc.*	70,570
4,058	Regis Corp.	61,316
1,328	Remy International, Inc.	29,349
4,908	Rent-A-Center, Inc.	136,737
923	Rentrak Corp.*	47,128
2,898	Restoration Hardware Holdings, Inc.*	243,055
2,863	RetailMeNot, Inc.*	53,395
5,712	Ruby Tuesday, Inc.*	35,243
3,349	Ruth’s Hospitality Group, Inc.	37,341
4,362	Ryland Group, Inc. (The)	161,830
336	Saga Communications, Inc., Class A	12,778
1,014	Salem Communications Corp., Class A	8,406
2,466	Scholastic Corp.	86,409
4,712	Scientific Games Corp., Class A*	47,827
1,079	Sears Hometown and Outlet Stores, Inc.*	20,695
5,046	Select Comfort Corp.*	112,879
1,569	Sequential Brands Group, Inc.*	20,946
4,107	SFX Entertainment, Inc.*	29,036
772	Shiloh Industries, Inc.*	12,900
1,407	Shoe Carnival, Inc.	30,282
3,582	Shutterfly, Inc.*	182,718
6,384	Sinclair Broadcast Group, Inc., Class A	185,455
2,048	Sizmek, Inc.*	18,022
3,634	Skechers U.S.A., Inc., Class A*	212,117
1,853	Skullcandy, Inc.*	15,361
5,108	Smith & Wesson Holding Corp.*	56,546

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,706	Sonic Automotive, Inc., Class A	$91,538
5,053	Sonic Corp.*	106,669
5,665	Sotheby’s	231,189
3,204	Spartan Motors, Inc.	16,725
1,082	Speedway Motorsports, Inc.	20,125
905	Sportsman’s Warehouse Holdings, Inc.*	5,439
2,947	Stage Stores, Inc.	51,484
1,841	Standard Motor Products, Inc.	69,240
13,459	Standard Pacific Corp.*	112,652
2,581	Stein Mart, Inc.	32,133
1,367	Steiner Leisure Ltd.*	58,125
5,418	Steven Madden Ltd.*	184,158
2,626	Stoneridge, Inc.*	32,720
322	Strattec Security Corp.	25,837
1,008	Strayer Education, Inc.*	61,206
1,803	Sturm Ruger & Co., Inc.	90,889
2,195	Superior Industries International, Inc.	42,693
1,052	Systemax, Inc.*	15,338
5,660	Tenneco, Inc.*	362,693
6,481	Texas Roadhouse, Inc.	172,330
2,607	Tile Shop Holdings, Inc.*	30,111
985	Tilly’s, Inc., Class A*	8,028
10,251	Time, Inc.*	240,693
1,915	Tower International, Inc.*	64,210
13,625	TRI Pointe Homes, Inc.*	201,650
4,041	Tuesday Morning Corp.*	71,041
4,709	Tumi Holdings, Inc.*	105,858
652	Turtle Beach Corp.*	4,649
727	UCP, Inc., Class A*	9,269
1,363	Unifi, Inc.*	38,859
1,479	Universal Electronics, Inc.*	80,857
2,016	Universal Technical Institute, Inc.	22,519
3,360	Vail Resorts, Inc.	267,086
3,970	ValueVision Media, Inc., Class A*	18,619
2,027	Vera Bradley, Inc.*	41,594
1,039	Vince Holding Corp.*	37,716
2,862	Vitamin Shoppe, Inc.*	112,162
1,810	VOXX International Corp.*	17,919
1,090	WCI Communities, Inc.*	21,746
2,574	Weight Watchers International, Inc.	63,552
1,626	West Marine, Inc.*	17,837
614	Weyco Group, Inc.	16,560
1,631	William Lyon Homes, Class A*	41,639
219	Winmark Corp.	15,812
2,532	Winnebago Industries, Inc.*	62,616
9,429	Wolverine World Wide, Inc.	250,434
2,764	World Wrestling Entertainment, Inc., Class A	40,189
542	Zoe’s Kitchen, Inc.*	15,810
1,928	Zumiez, Inc.*	62,371
		20,981,339
	Consumer Staples — 2.3%

3,821	22nd Century Group, Inc.*	11,654
270	Alico, Inc.	10,541
8,195	Alliance One International, Inc.*	18,193
2,622	Andersons, Inc. (The)	180,315
1,580	Annie’s, Inc.*	50,386
4,988	B&G Foods, Inc.	150,638
775	Boston Beer Co., Inc. (The), Class A*	171,260
5,661	Boulder Brands, Inc.*	76,197
1,251	Calavo Growers, Inc.	48,726
1,443	Cal-Maine Foods, Inc.	114,156
3,578	Casey’s General Stores, Inc.	256,507
4,016	Central Garden and Pet Co., Class A*	36,184
1,672	Chefs’ Warehouse, Inc. (The)*	31,584
4,362	Chiquita Brands International, Inc.*	60,632
433	Coca-Cola Bottling Co. Consolidated	32,198
1,022	Craft Brew Alliance, Inc.*	13,490
15,300	Darling Ingredients, Inc.*	294,984
8,690	Dean Foods Co.	140,604
2,024	Diamond Foods, Inc.*	55,802
2,407	Elizabeth Arden, Inc.*	41,160
1,721	Fairway Group Holdings Corp.*	7,727
695	Farmer Bros Co.*	16,242
2,023	Female Health Co. (The)	7,809
3,358	Fresh Del Monte Produce, Inc.	107,255
3,981	Fresh Market, Inc. (The)*	132,766
7,730	Harbinger Group, Inc.*	100,104
2,976	IGI Laboratories, Inc.*	20,505
1,230	Ingles Markets, Inc., Class A	31,045
1,546	Inter Parfums, Inc.	47,091
1,423	Inventure Foods, Inc.*	17,247
1,385	J&J Snack Foods Corp.	131,173
769	John B. Sanfilippo & Son, Inc.	23,654
1,720	Lancaster Colony Corp.	152,065
2,928	Liberator Medical Holdings, Inc.	8,638
436	Lifeway Foods, Inc.*	6,034
1,041	Limoneira Co.	25,223
1,221	Medifast, Inc.*	41,026
1,061	National Beverage Corp.*	19,448
831	Natural Grocers by Vitamin Cottage, Inc.*	15,332
1,011	Nature’s Sunshine Products, Inc.	16,631
805	Nutraceutical International Corp.*	19,513
454	Oil-Dri Corp. of America	13,593
1,943	Omega Protein Corp.*	29,281
751	Orchids Paper Products Co.	20,893
2,180	Pantry, Inc. (The)*	46,151
4,086	Post Holdings, Inc.*	151,059
1,740	PriceSmart, Inc.	155,939
1,056	Revlon, Inc., Class A*	35,872
3,650	Roundy’s, Inc.	13,651
2,145	Sanderson Farms, Inc.	200,171
26	Seaboard Corp.*	75,381
759	Seneca Foods Corp., Class A*	22,899
4,426	Snyder’s-Lance, Inc.	120,653
3,507	SpartanNash Co.	75,365
18,847	SUPERVALU, Inc.*	179,989
1,608	Synutra International, Inc.*	9,117
1,749	Tootsie Roll Industries, Inc.	49,409
3,911	TreeHouse Foods, Inc.*	322,736
4,614	United Natural Foods, Inc.*	296,634
2,159	Universal Corp.	113,909
559	USANA Health Sciences, Inc.*	40,824
6,114	Vector Group Ltd.	146,063
627	Village Super Market, Inc., Class A	14,377
1,392	WD-40 Co.	95,630
1,024	Weis Markets, Inc.	43,981
		5,015,316
	Energy — 4.4%

8,592	Abraxas Petroleum Corp.*	50,779
198	Adams Resources & Energy, Inc.	12,987
2,434	Alon USA Energy, Inc.	40,477
20,578	Alpha Natural Resources, Inc.*	81,283
2,828	American Eagle Energy Corp.*	14,819

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,516	Amyris, Inc.*	$10,618
850	Apco Oil and Gas International, Inc.*	12,095
3,660	Approach Resources, Inc.*	65,441
19,735	Arch Coal, Inc.	60,192
1,678	Ardmore Shipping Corp.	21,965
2,956	Basic Energy Services, Inc.*	71,565
4,620	Bill Barrett Corp.*	105,197
3,050	Bonanza Creek Energy, Inc.*	187,300
11,026	BPZ Resources, Inc.*	27,014
3,308	Bristow Group, Inc.	241,418
4,280	C&J Energy Services, Inc.*	122,793
3,761	Callon Petroleum Co.*	40,356
1,835	CARBO Ceramics, Inc.	197,428
4,229	Carrizo Oil & Gas, Inc.*	265,243
3,119	CHC Group Ltd.*	21,646
548	Clayton Williams Energy, Inc.*	64,905
6,524	Clean Energy Fuels Corp.*	65,044
5,665	Cloud Peak Energy, Inc.*	88,997
4,447	Comstock Resources, Inc.	108,418
1,618	Contango Oil & Gas Co.*	64,105
750	Dawson Geophysical Co.	16,965
5,518	Delek U.S. Holdings, Inc.	193,020
6,453	DHT Holdings, Inc.	45,171
3,895	Diamondback Energy, Inc.*	336,333
680	Dorian LPG Ltd.*	13,348
5,297	Emerald Oil, Inc.*	45,289
8,715	Energy XXI Bermuda Ltd.	143,797
1,891	Era Group, Inc.*	48,429
1,824	Evolution Petroleum Corp.	18,295
14,116	EXCO Resources, Inc.	68,180
5,445	Exterran Holdings, Inc.	253,900
11,066	Forest Oil Corp.*	18,038
5,540	Forum Energy Technologies, Inc.*	188,637
6,165	Frontline Ltd.*	12,638
5,012	FX Energy, Inc.*	17,141
3,915	GasLog Ltd.	99,089
5,114	Gastar Exploration, Inc.*	40,196
1,221	Geospace Technologies Corp.*	50,208
1,133	Glori Energy, Inc.*	7,534
3,235	Goodrich Petroleum Corp.*	71,493
3,478	Green Plains, Inc.	155,432
1,348	Gulf Island Fabrication, Inc.	28,402
2,505	GulfMark Offshore, Inc., Class A	100,726
24,242	Halcon Resources Corp.*	133,331
964	Hallador Energy Co.	12,966
3,913	Harvest Natural Resources, Inc.*	19,369
9,812	Helix Energy Solutions Group, Inc.*	268,064
14,935	Hercules Offshore, Inc.*	50,331
3,370	Hornbeck Offshore Services, Inc.*	147,134
12,012	ION Geophysical Corp.*	41,441
83	Isramco, Inc.*	10,457
1,037	Jones Energy, Inc., Class A*	19,931
12,211	Key Energy Services, Inc.*	76,929
24,777	Kodiak Oil & Gas Corp.*	403,122
18,478	Magnum Hunter Resources Corp.*	127,683
6,815	Matador Resources Co.*	186,458
2,456	Matrix Service Co.*	69,284
22,084	McDermott International, Inc.*	159,005
3,457	Midstates Petroleum Co., Inc.*	24,406
2,790	Miller Energy Resources, Inc.*	14,452
1,179	Mitcham Industries, Inc.*	15,516
1,158	Natural Gas Services Group, Inc.*	34,369
7,644	Navios Maritime Acquisition Corp.	26,525
7,888	Newpark Resources, Inc.*	97,259
8,291	Nordic American Tankers Ltd.	75,116
6,645	North Atlantic Drilling Ltd.	72,829
5,675	Northern Oil and Gas, Inc.*	95,624
1,404	Nuverra Environmental Solutions, Inc.*	18,954
2,223	Pacific Ethanol, Inc.*	51,374
650	Panhandle Oil and Gas, Inc., Class A	39,761
11,262	Parker Drilling Co.*	70,725
4,944	Parsley Energy, Inc., Class A*	108,372
3,328	PDC Energy, Inc.*	199,980
6,098	Penn Virginia Corp.*	91,592
5,436	PetroQuest Energy, Inc.*	36,204
1,171	PHI, Inc. (Non-Voting)*	50,072
5,834	Pioneer Energy Services Corp.*	89,727
1,362	Profire Energy, Inc.*	6,456
11,675	Quicksilver Resources, Inc.*	15,528
3,211	Renewable Energy Group, Inc.*	39,046
7,244	Resolute Energy Corp.*	58,169
584	REX American Resources Corp.*	62,389
4,470	Rex Energy Corp.*	68,302
1,111	RigNet, Inc.*	51,850
1,878	Ring Energy, Inc.*	32,245
5,712	Rosetta Resources, Inc.*	285,600
2,172	RSP Permian, Inc.*	62,119
4,735	Sanchez Energy Corp.*	157,155
16,010	Scorpio Tankers, Inc.	153,056
1,917	SEACOR Holdings, Inc.*	156,427
3,962	SemGroup Corp., Class A	347,586
5,495	Ship Finance International Ltd.	108,746
7,063	Solazyme, Inc.*	66,251
5,221	Stone Energy Corp.*	183,727
4,073	Swift Energy Co.*	46,229
6,189	Synergy Resources Corp.*	83,304
5,787	Teekay Tankers Ltd., Class A	24,653
3,226	Tesco Corp.	68,456
7,338	TETRA Technologies, Inc.*	86,588
2,104	TransAtlantic Petroleum Ltd.*	23,081
7,032	Triangle Petroleum Corp.*	84,314
4,632	VAALCO Energy, Inc.*	42,383
19,107	Vantage Drilling Co.*	34,010
1,219	Vertex Energy, Inc.*	11,373
3,248	W&T Offshore, Inc.	48,460
6,846	Warren Resources, Inc.*	44,157
4,945	Western Refining, Inc.	230,091
1,395	Westmoreland Coal Co.*	58,604
3,720	Willbros Group, Inc.*	40,697
		9,733,760
	Financials — 16.9%

1,394	1st Source Corp.	41,834
2,745	1st United Bancorp, Inc./FL	23,881
5,334	Acadia Realty Trust (REIT)	153,726
2,639	AG Mortgage Investment Trust, Inc. (REIT)	52,701
1,391	Agree Realty Corp. (REIT)	41,076
4,530	Alexander & Baldwin, Inc.	185,277
196	Alexander’s, Inc. (REIT)	77,712
131	Altisource Asset Management Corp.*	97,520
1,356	Altisource Portfolio Solutions S.A.*	135,505
5,310	Altisource Residential Corp. (REIT)	130,307
4,184	Ambac Financial Group, Inc.*	101,253
3,332	American Assets Trust, Inc. (REIT)	116,787
4,755	American Capital Mortgage Investment Corp. (REIT)	97,858

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,910	American Equity Investment Life Holding Co.	$170,953
735	American National Bankshares, Inc.	16,273
15,740	American Realty Capital Healthcare Trust, Inc. (REIT)	172,668
2,991	American Residential Properties, Inc. (REIT)*	56,769
2,339	Ameris Bancorp	53,540
1,736	AMERISAFE, Inc.	65,499
766	Ames National Corp.	17,656
1,829	AmREIT, Inc. (REIT)	42,616
2,793	AmTrust Financial Services, Inc.	122,976
11,894	Anworth Mortgage Asset Corp. (REIT)	61,730
4,289	Apollo Commercial Real Estate Finance, Inc. (REIT)	72,141
2,980	Apollo Residential Mortgage, Inc. (REIT)	50,213
2,658	Ares Commercial Real Estate Corp. (REIT)	33,464
2,433	Argo Group International Holdings Ltd.	128,073
1,776	Arlington Asset Investment Corp., Class A	50,474
1,790	Armada Hoffler Properties, Inc. (REIT)	17,202
33,200	ARMOUR Residential REIT, Inc. (REIT)	140,436
996	Arrow Financial Corp.	26,514
2,360	Ashford Hospitality Prime, Inc. (REIT)	38,208
6,512	Ashford Hospitality Trust, Inc. (REIT)	75,474
5,352	Associated Estates Realty Corp. (REIT)	99,012
8,052	Astoria Financial Corp.	105,240
1,070	Atlas Financial Holdings, Inc.*	15,440
1,050	AV Homes, Inc.*	16,726
1,828	Aviv REIT, Inc. (REIT)	53,487
863	Baldwin & Lyons, Inc., Class B	22,326
2,584	Banc of California, Inc.	31,060
662	BancFirst Corp.	42,130
2,762	Banco Latinoamericano de Comercio Exterior S.A., Class E	88,688
3,075	Bancorp, Inc. (The)/DE*	29,858
8,928	BancorpSouth, Inc.	189,006
4,328	Bank Mutual Corp.	28,522
584	Bank of Kentucky Financial Corp. (The)	21,468
550	Bank of Marin Bancorp	26,889
7,406	Bank of the Ozarks, Inc.	236,622
1,731	BankFinancial Corp.	18,712
1,820	Banner Corp.	71,672
7,390	BBCN Bancorp, Inc.	107,894
740	BBX Capital Corp., Class A*	13,868
2,726	Beneficial Mutual Bancorp, Inc.*	37,428
2,334	Berkshire Hills Bancorp, Inc.	57,486
16,199	BGC Partners, Inc., Class A	122,626
1,855	BNC Bancorp	31,498
1,320	BofI Holding, Inc.*	101,627
7,438	Boston Private Financial Holdings, Inc.	90,297
1,081	Bridge Bancorp, Inc.	26,874
912	Bridge Capital Holdings*	20,401
6,564	Brookline Bancorp, Inc.	60,061
1,272	Bryn Mawr Bank Corp.	37,422
1,587	Calamos Asset Management, Inc., Class A	20,456
690	Camden National Corp.	25,226
6,016	Campus Crest Communities, Inc. (REIT)	49,452
2,253	Capital Bank Financial Corp., Class A*	55,131
989	Capital City Bank Group, Inc.	13,866
13,306	Capitol Federal Financial, Inc.	164,329
8,903	Capstead Mortgage Corp. (REIT)	117,698
2,971	Cardinal Financial Corp.	53,092
1,858	CareTrust REIT, Inc. (REIT)*	32,459
2,885	Cascade Bancorp*	14,887
2,615	Cash America International, Inc.	116,734
1,771	CatchMark Timber Trust, Inc., Class A (REIT)	21,270
7,402	Cathay General Bancorp	192,748
7,365	Cedar Realty Trust, Inc. (REIT)	47,652
3,304	CenterState Banks, Inc.	34,527
1,592	Central Pacific Financial Corp.	27,987
324	Century Bancorp, Inc./MA, Class A	11,658
22,034	Chambers Street Properties (REIT)	171,645
1,796	Charter Financial Corp./MD	19,415
2,454	Chatham Lodging Trust (REIT)	56,736
3,046	Chemical Financial Corp.	86,415
4,652	Chesapeake Lodging Trust (REIT)	143,328
558	CIFC Corp.	5,530
1,156	Citizens & Northern Corp.	22,796
4,089	Citizens, Inc./TX*	29,236
1,460	City Holding Co.	62,371
2,462	Clifton Bancorp, Inc.	30,947
1,345	CNB Financial Corp./PA	22,730
20,254	CNO Financial Group, Inc.	361,534
3,332	CoBiz Financial, Inc.	38,485
1,801	Cohen & Steers, Inc.	78,596
9,981	Colony Financial, Inc. (REIT)	223,774
4,890	Columbia Banking System, Inc.	127,189
3,782	Community Bank System, Inc.	133,656
1,453	Community Trust Bancorp, Inc.	51,611
1,075	CommunityOne Bancorp*	10,212
2,103	ConnectOne Bancorp, Inc.	40,752
398	Consolidated-Tomoka Land Co.	23,283
1,953	Consumer Portfolio Services, Inc.*	13,964
2,941	CorEnergy Infrastructure Trust, Inc. (REIT)	23,528
1,952	CoreSite Realty Corp. (REIT)	68,457
20,457	Cousins Properties, Inc. (REIT)	259,599
10,727	Cowen Group, Inc., Class A*	43,873
2,600	Crawford & Co., Class B	23,426
655	Credit Acceptance Corp.*	80,722
928	CU Bancorp*	17,363
13,416	CubeSmart (REIT)	249,538
2,375	Customers Bancorp, Inc.*	44,127
9,845	CVB Financial Corp.	152,991
3,057	CyrusOne, Inc. (REIT)	79,604
15,064	CYS Investments, Inc. (REIT)	142,054
30,590	DCT Industrial Trust, Inc. (REIT)	243,190
264	Diamond Hill Investment Group, Inc.	34,632
18,192	DiamondRock Hospitality Co. (REIT)	242,317
3,047	Dime Community Bancshares, Inc.	47,046
756	Donegal Group, Inc., Class A	11,907
5,928	DuPont Fabros Technology, Inc. (REIT)	166,932
5,085	Dynex Capital, Inc. (REIT)	44,494

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,116	Eagle Bancorp, Inc.*	$70,949
2,910	EastGroup Properties, Inc. (REIT)	188,684
12,970	Education Realty Trust, Inc. (REIT)	141,243
1,652	eHealth, Inc.*	40,540
469	EMC Insurance Group, Inc.	14,370
8,518	Empire State Realty Trust, Inc., Class A (REIT)	140,036
2,917	Employers Holdings, Inc.	62,453
2,390	Encore Capital Group, Inc.*	106,092
793	Enstar Group Ltd.*	112,527
695	Enterprise Bancorp, Inc./MA	13,782
1,836	Enterprise Financial Services Corp.	32,020
4,969	EPR Properties (REIT)	282,786
5,712	Equity One, Inc. (REIT)	134,803
1,193	ESB Financial Corp.	15,091
3,873	Essent Group Ltd.*	81,565
8,471	EverBank Financial Corp.	159,932
3,075	Evercore Partners, Inc., Class A	157,532
5,681	Excel Trust, Inc. (REIT)	73,512
4,780	EZCORP, Inc., Class A*	50,811
898	FBL Financial Group, Inc., Class A	42,053
870	FBR & Co.*	24,865
969	Federal Agricultural Mortgage Corp., Class C	31,899
1,283	Federated National Holding Co.	31,690
11,545	FelCor Lodging Trust, Inc. (REIT)	119,375
1,046	Fidelity & Guaranty Life	23,598
1,540	Fidelity Southern Corp.	21,360
1	Fidus Investment Corp.	13
4,783	Financial Engines, Inc.	171,566
1,288	Financial Institutions, Inc.	30,938
9,932	First American Financial Corp.	281,572
892	First Bancorp, Inc./ME	15,057
9,691	First BanCorp./Puerto Rico*	50,490
1,831	First Bancorp/NC	32,537
6,740	First Busey Corp.	38,755
367	First Business Financial Services, Inc.	16,757
2,692	First Cash Financial Services, Inc.*	155,490
704	First Citizens BancShares, Inc., Class A	161,772
8,742	First Commonwealth Financial Corp.	77,454
1,522	First Community Bancshares, Inc./VA	24,839
1,502	First Connecticut Bancorp, Inc./CT	22,981
899	First Defiance Financial Corp.	25,082
5,365	First Financial Bancorp	89,113
5,954	First Financial Bankshares, Inc.	174,988
1,067	First Financial Corp./IN	34,485
1,361	First Financial Northwest, Inc.	14,740
10,239	First Industrial Realty Trust, Inc. (REIT)	186,350
1,683	First Interstate BancSystem, Inc.	44,633
3,349	First Merchants Corp.	68,353
6,998	First Midwest Bancorp, Inc./IL	117,916
1,388	First NBC Bank Holding Co.*	44,569
748	First of Long Island Corp. (The)	26,083
5,463	First Potomac Realty Trust (REIT)	72,330
15,373	FirstMerit Corp.	264,954
1,885	Flagstar Bancorp, Inc.*	32,856
2,813	Flushing Financial Corp.	54,291
15,472	FNB Corp./PA	191,234
3,246	Forestar Group, Inc.*	64,920
1,128	Fox Chase Bancorp, Inc.	19,278
901	Franklin Financial Corp./VA*	17,894
8,364	Franklin Street Properties Corp. (REIT)	101,623
4,235	FXCM, Inc., Class A	61,365
2,152	Gain Capital Holdings, Inc.	13,579
596	GAMCO Investors, Inc., Class A	46,673
6,749	Geo Group, Inc. (The) (REIT)	252,548
1,228	German American Bancorp, Inc.	33,267
2,378	Getty Realty Corp. (REIT)	44,611
7,112	GFI Group, Inc.	32,146
6,923	Glacier Bancorp, Inc.	188,444
1,647	Gladstone Commercial Corp. (REIT)	30,107
13,489	Glimcher Realty Trust (REIT)	151,481
760	Global Indemnity PLC*	20,550
6,345	Government Properties Income Trust (REIT)	152,407
10,933	Gramercy Property Trust, Inc. (REIT)	67,675
963	Great Southern Bancorp, Inc.	30,498
2,894	Green Dot Corp., Class A*	54,668
2,628	Greenhill & Co., Inc.	128,825
2,634	Greenlight Capital Re Ltd., Class A*	90,109
1,370	Guaranty Bancorp	19,084
1,317	Hallmark Financial Services, Inc.*	12,577
3,169	Hampton Roads Bankshares, Inc.*	5,324
7,650	Hancock Holding Co.	254,286
2,960	Hanmi Financial Corp.	60,828
2,024	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	29,328
8,973	Hatteras Financial Corp. (REIT)	178,563
838	HCI Group, Inc.	35,288
8,928	Healthcare Realty Trust, Inc. (REIT)	222,843
1,462	Heartland Financial USA, Inc.	34,971
1,936	Heritage Commerce Corp.	16,108
2,806	Heritage Financial Corp./WA	45,906
641	Heritage Insurance Holdings, Inc.*	9,583
2,085	Heritage Oaks Bancorp	14,824
18,652	Hersha Hospitality Trust (REIT)	126,647
3,050	HFF, Inc., Class A	91,500
8,378	Highwoods Properties, Inc. (REIT)	356,484
6,300	Hilltop Holdings, Inc.*	133,371
5,033	Home BancShares, Inc./AR	149,732
6,602	Home Loan Servicing Solutions Ltd.	144,584
1,381	HomeStreet, Inc.	25,120
1,939	HomeTrust Bancshares, Inc.*	29,240
3,786	Horace Mann Educators Corp.	112,823
855	Horizon Bancorp/IN	18,938
5,105	Hudson Pacific Properties, Inc. (REIT)	137,069
1,370	Hudson Valley Holding Corp.	24,345
2,921	Iberiabank Corp.	190,595
3,827	ICG Group, Inc.*	66,398
714	Independence Holding Co.	9,960
2,222	Independent Bank Corp./MA	81,792
2,131	Independent Bank Corp./MI	25,870
850	Independent Bank Group, Inc.	43,019
1,070	Infinity Property & Casualty Corp.	73,167
8,115	Inland Real Estate Corp. (REIT)	84,477
5,056	International Bancshares Corp.	133,276
1,435	INTL FCStone, Inc.*	27,523
11,443	Invesco Mortgage Capital, Inc. (REIT)	201,626

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
3,347		Investment Technology Group, Inc.*	$56,999
33,301		Investors Bancorp, Inc.	353,324
10,412		Investors Real Estate Trust (REIT)	88,814
7,889		iStar Financial, Inc. (REIT)*	117,388
13,899		Janus Capital Group, Inc.	168,873
1,095		JGWPT Holdings, Inc., Class A*	14,783
353		Kansas City Life Insurance Co.	16,393
4,192		KCG Holdings, Inc., Class A*	49,046
1,302		Kearny Financial Corp.*	20,376
4,320		Kemper Corp.	157,032
6,677		Kennedy-Wilson Holdings, Inc.	174,403
3,057		Kite Realty Group Trust (REIT)	78,626
1,417		Ladder Capital Corp., Class A*	26,356
9,278		Ladenburg Thalmann Financial Services, Inc.*	33,215
3,527		Lakeland Bancorp, Inc.	36,434
1,537		Lakeland Financial Corp.	59,851
9,674		LaSalle Hotel Properties (REIT)	353,585
19,117		Lexington Realty Trust (REIT)	207,993
3,237		LTC Properties, Inc. (REIT)	132,555
2,435		Macatawa Bank Corp.	12,443
8,242		Mack-Cali Realty Corp. (REIT)	174,236
4,648		Maiden Holdings Ltd.	56,520
1,899		MainSource Financial Group, Inc.	32,758
1,269		Manning & Napier, Inc.	23,565
744		Marcus & Millichap, Inc.*	22,558
3,507		MarketAxess Holdings, Inc.	206,632
778		Marlin Business Services Corp.	15,389
6,175		MB Financial, Inc.	174,683
4,657		Meadowbrook Insurance Group, Inc.	28,827
16,032		Medical Properties Trust, Inc. (REIT)	225,891
1,564		Mercantile Bank Corp.	29,638
479		Merchants Bancshares, Inc./VT	14,169
1,889		Meridian Bancorp, Inc.*	19,986
570		Meta Financial Group, Inc.	21,660
1,318		Metro Bancorp, Inc.*	30,657
31,471		MGIC Investment Corp.*	265,301
775		MidSouth Bancorp, Inc.	14,810
649		MidWestOne Financial Group, Inc.	15,433
685		Moelis & Co.	24,859
5,200		Monmouth Real Estate Investment Corp. (REIT)	56,264
3,641		Montpelier Re Holdings Ltd.	114,509
324		NASB Financial, Inc.	7,873
3,822		National Bank Holdings Corp., Class A	77,663
646		National Bankshares, Inc.	18,760
3,300		National General Holdings Corp.	61,809
3,073		National Health Investors, Inc. (REIT)	198,239
659		National Interstate Corp.	18,452
10,928		National Penn Bancshares, Inc.	109,280
207		National Western Life Insurance Co., Class A	52,578
974		Navigators Group, Inc. (The)*	62,580
4,062		NBT Bancorp, Inc.	97,529
1,935		Nelnet, Inc., Class A	85,082
26,213		New Residential Investment Corp. (REIT)	164,356
8,428		New York Mortgage Trust, Inc. (REIT)	67,255
15,077		New York REIT, Inc. (REIT)	155,444
3,126		NewBridge Bancorp*	23,351
2,484		NewStar Financial, Inc.*	28,641
960		Nicholas Financial, Inc.	12,317
4,699		NMI Holdings, Inc., Class A*	45,486
4,979		Northfield Bancorp, Inc.	65,275
635		Northrim BanCorp, Inc.	15,507
8,799		Northwest Bancshares, Inc.	110,955
1,246		OceanFirst Financial Corp.	20,459
4,185		OFG Bancorp	66,542
779		Old Line Bancshares, Inc.	11,584
10,668		Old National Bancorp/IN	139,644
1,074		OmniAmerican Bancorp, Inc.	27,881
1,141		One Liberty Properties, Inc. (REIT)	24,725
2,107		OneBeacon Insurance Group Ltd., Class A	33,775
946		Oppenheimer Holdings, Inc., Class A	22,855
477		Opus Bank*	15,116
4,254		Oritani Financial Corp.	63,810
1,001		Owens Realty Mortgage, Inc. (REIT)	15,966
1,672		Pacific Continental Corp.	22,539
1,601		Pacific Premier Bancorp, Inc.*	23,775
—	#	PacWest Bancorp	—
416		Palmetto Bancshares, Inc.	5,824
1,190		Park National Corp.	92,630
4,152		Park Sterling Corp.	28,358
6,616		Parkway Properties, Inc./MD (REIT)	137,282
1,119		Peapack Gladstone Financial Corp.	20,992
5,940		Pebblebrook Hotel Trust (REIT)	230,116
448		Penns Woods Bancorp, Inc.	20,375
6,391		Pennsylvania Real Estate Investment Trust (REIT)	128,843
1,245		PennyMac Financial Services, Inc., Class A*	19,210
6,879		PennyMac Mortgage Investment Trust (REIT)	153,127
1,013		Peoples Bancorp, Inc./OH	24,282
702		Peoples Financial Services Corp.	35,444
5,335		PHH Corp.*	127,827
530		Phoenix Cos., Inc. (The)*	32,590
3,187		Physicians Realty Trust (REIT)	47,199
2,115		PICO Holdings, Inc.*	46,742
3,307		Pinnacle Financial Partners, Inc.	118,589
1,512		Piper Jaffray Cos.*	80,680
2,504		Platinum Underwriters Holdings Ltd.	156,425
4,654		Portfolio Recovery Associates, Inc.*	264,487
3,774		Potlatch Corp. (REIT)	161,074
1,090		Preferred Bank/CA*	26,182
5,078		Primerica, Inc.	255,576
6,659		PrivateBancorp, Inc.	196,507
6,483		Prosperity Bancshares, Inc.	391,573
5,604		Provident Financial Services, Inc.	95,324
1,809		PS Business Parks, Inc. (REIT)	147,506
1,056		Pzena Investment Management, Inc., Class A	10,676
1,114		QTS Realty Trust, Inc., Class A (REIT)	33,587
17,757		Radian Group, Inc.	258,542
7,650		RAIT Financial Trust (REIT)	61,889
7,180		Ramco-Gershenson Properties Trust (REIT)	121,773
879		RCS Capital Corp., Class A	19,487
989		RE/MAX Holdings, Inc., Class A	29,986
7,714		Redwood Trust, Inc. (REIT)	149,420

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
992	Regional Management Corp.*	$16,864
2,927	Renasant Corp.	84,678
922	Republic Bancorp, Inc./KY, Class A	20,985
2,876	Republic First Bancorp, Inc.*	12,856
1,256	Resource America, Inc., Class A	11,832
12,011	Resource Capital Corp. (REIT)	64,739
8,390	Retail Opportunity Investments Corp. (REIT)	132,898
4,268	Rexford Industrial Realty, Inc. (REIT)	62,910
3,997	RLI Corp.	178,666
12,170	RLJ Lodging Trust (REIT)	362,788
3,452	Rouse Properties, Inc. (REIT)	60,341
4,039	Ryman Hospitality Properties, Inc. (REIT)	200,940
2,763	S&T Bancorp, Inc.	68,909
4,394	Sabra Health Care REIT, Inc. (REIT)	125,141
1,918	Safeguard Scientifics, Inc.*	37,593
1,206	Safety Insurance Group, Inc.	66,571
2,330	Sandy Spring Bancorp, Inc.	56,316
906	Saul Centers, Inc. (REIT)	45,164
1,803	Seacoast Banking Corp. of Florida*	18,913
3,422	Select Income REIT (REIT)	95,474
5,227	Selective Insurance Group, Inc.	125,291
174	ServisFirst Bancshares, Inc.	5,250
1,129	Sierra Bancorp	19,611
3,575	Silver Bay Realty Trust Corp. (REIT)	59,595
523	Silvercrest Asset Management Group, Inc., Class A	8,389
1,516	Simmons First National Corp., Class A	60,519
2,243	South State Corp.	131,375
1,750	Southside Bancshares, Inc.	60,113
1,840	Southwest Bancorp, Inc./OK	30,415
3,066	Sovran Self Storage, Inc. (REIT)	236,910
2,282	Springleaf Holdings, Inc.*	75,945
641	Square 1 Financial, Inc., Class A*	12,301
5,876	St. Joe Co. (The)*	127,274
4,536	STAG Industrial, Inc. (REIT)	106,278
3,636	Starwood Waypoint Residential Trust (REIT)*	100,644
1,408	State Auto Financial Corp.	30,554
2,986	State Bank Financial Corp.	50,045
7,772	Sterling Bancorp/DE	98,471
1,997	Stewart Information Services Corp.	64,343
6,087	Stifel Financial Corp.*	291,446
1,363	Stock Yards Bancorp, Inc.	41,067
925	Stonegate Bank	25,105
1,329	Stonegate Mortgage Corp.*	19,284
22,987	Strategic Hotels & Resorts, Inc. (REIT)*	273,086
1,076	Suffolk Bancorp	22,413
7,954	Summit Hotel Properties, Inc. (REIT)	87,096
789	Sun Bancorp, Inc./NJ*	14,786
3,814	Sun Communities, Inc. (REIT)	204,545
19,099	Sunstone Hotel Investors, Inc. (REIT)	278,272
17,443	Susquehanna Bancshares, Inc.	180,012
2,722	SWS Group, Inc.*	20,333
7,007	Symetra Financial Corp.	170,550
1,664	Talmer Bancorp, Inc., Class A	24,394
1,258	Tejon Ranch Co.*	35,375
3,077	Terreno Realty Corp. (REIT)	62,278
812	Territorial Bancorp, Inc.	16,695
4,003	Texas Capital Bancshares, Inc.*	216,082
5,279	Third Point Reinsurance Ltd.*	80,874
728	Tiptree Financial, Inc., Class A*	5,271
1,381	Tompkins Financial Corp.	63,236
2,746	Towne Bank/VA	40,256
1,726	Trade Street Residential, Inc. (REIT)	12,117
595	Tree.com, Inc.*	19,034
1,499	Trico Bancshares	33,503
2,053	TriState Capital Holdings, Inc.*	19,565
8,801	TrustCo Bank Corp./NY	61,783
6,270	Trustmark Corp.	148,818
3,508	UMB Financial Corp.	202,587
1,785	UMH Properties, Inc. (REIT)	18,296
15,489	Umpqua Holdings Corp.	270,593
4,302	Union Bankshares Corp.	101,656
6,422	United Bankshares, Inc./WV	211,605
4,650	United Community Banks, Inc./GA	78,864
4,704	United Community Financial Corp./OH	21,544
4,899	United Financial Bancorp, Inc.	60,699
1,918	United Fire Group, Inc.	56,236
1,546	United Insurance Holdings Corp.	24,952
1,128	Universal Health Realty Income Trust (REIT)	49,824
2,898	Universal Insurance Holdings, Inc.	40,166
1,510	Univest Corp. of Pennsylvania	28,841
2,319	Urstadt Biddle Properties, Inc., Class A (REIT)	49,441
18,637	Valley National Bancorp	186,370
3,714	ViewPoint Financial Group, Inc.	96,750
657	Virtus Investment Partners, Inc.	146,964
1,722	Walker & Dunlop, Inc.*	24,435
3,500	Walter Investment Management Corp.*	92,225
9,420	Washington Federal, Inc.	204,885
6,194	Washington Real Estate Investment Trust (REIT)	172,069
1,365	Washington Trust Bancorp, Inc.	48,021
3,198	Waterstone Financial, Inc.	36,553
8,397	Webster Financial Corp.	247,712
2,443	WesBanco, Inc.	75,855
1,486	West Bancorp., Inc.	22,364
2,446	Westamerica Bancorp.	118,313
7,014	Western Alliance Bancorp.*	165,601
3,878	Western Asset Mortgage Capital Corp. (REIT)	58,946
681	Westwood Holdings Group, Inc.	40,588
2,083	Whitestone REIT (REIT)	31,662
6,531	Wilshire Bancorp, Inc.	63,743
4,327	Wintrust Financial Corp.	201,508
10,006	WisdomTree Investments, Inc.*	118,371
732	World Acceptance Corp.*	57,345
829	WSFS Financial Corp.	61,843
1,891	Yadkin Financial Corp.*	35,513
		37,269,514
	Health Care — 9.8%

2,088	Abaxis, Inc.	99,702
3,712	Abiomed, Inc.*	96,698
3,976	Acadia Healthcare Co., Inc.*	203,611
7,325	ACADIA Pharmaceuticals, Inc.*	175,654
2,111	Accelerate Diagnostics, Inc.*	42,769
1,529	Acceleron Pharma, Inc.*	41,084
7,137	Accuray, Inc.*	58,095

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,304	AcelRx Pharmaceuticals, Inc.*	$16,474
641	Achaogen, Inc.*	6,096
8,999	Achillion Pharmaceuticals, Inc.*	104,118
3,872	Acorda Therapeutics, Inc.*	126,150
1,973	Actinium Pharmaceuticals, Inc.*	12,272
272	Adamas Pharmaceuticals, Inc.*	5,097
587	Addus HomeCare Corp.*	12,855
2,741	Aegerion Pharmaceuticals, Inc.*	83,738
977	Aerie Pharmaceuticals, Inc.*	16,003
6,763	Affymetrix, Inc.*	58,635
5,786	Agenus, Inc.*	18,168
1,262	Agios Pharmaceuticals, Inc.*	58,330
3,640	Air Methods Corp.*	213,522
728	Akebia Therapeutics, Inc.*	16,387
5,796	Akorn, Inc.*	226,160
2,190	Albany Molecular Research, Inc.*	43,362
744	Alder Biopharmaceuticals, Inc.*	12,678
2,438	Alimera Sciences, Inc.*	15,335
464	Alliance HealthCare Services, Inc.*	13,201
777	Almost Family, Inc.*	21,740
2,037	AMAG Pharmaceuticals, Inc.*	46,097
2,540	Amedisys, Inc.*	53,137
4,323	AMN Healthcare Services, Inc.*	65,364
3,803	Ampio Pharmaceuticals, Inc.*	17,836
3,937	Amsurg Corp.*	211,771
3,062	Anacor Pharmaceuticals, Inc.*	71,314
1,154	Analogic Corp.	83,319
2,297	AngioDynamics, Inc.*	32,411
639	ANI Pharmaceuticals, Inc.*	18,742
1,341	Anika Therapeutics, Inc.*	56,322
10,853	Antares Pharma, Inc.*	25,505
525	Applied Genetic Technologies Corp.*	8,978
2,271	Aratana Therapeutics, Inc.*	26,389
20,420	Arena Pharmaceuticals, Inc.*	84,130
15,324	ARIAD Pharmaceuticals, Inc.*	95,315
11,713	Array BioPharma, Inc.*	46,266
4,822	Arrowhead Research Corp.*	70,257
2,548	AtriCure, Inc.*	39,545
143	Atrion Corp.	45,760
864	Auspex Pharmaceuticals, Inc.*	19,863
4,672	Auxilium Pharmaceuticals, Inc.*	86,899
15,906	AVANIR Pharmaceuticals, Inc.*	98,935
6,515	BioCryst Pharmaceuticals, Inc.*	87,953
3,890	BioDelivery Sciences International, Inc.*	62,240
6,822	Bio-Path Holdings, Inc.*	15,759
2,283	Bio-Reference Laboratories, Inc.*	66,321
6,361	BioScrip, Inc.*	53,814
338	BioSpecifics Technologies Corp.*	10,573
2,454	BioTelemetry, Inc.*	17,963
4,838	BioTime, Inc.*	15,046
2,024	Bluebird Bio, Inc.*	80,980
2,847	Cambrex Corp.*	62,406
3,142	Cantel Medical Corp.	114,589
2,698	Capital Senior Living Corp.*	61,703
501	Cara Therapeutics, Inc.*	5,120
2,571	Cardiovascular Systems, Inc.*	73,248
1,204	Castlight Health, Inc., Class B*	14,340
8,307	Celldex Therapeutics, Inc.*	132,164
903	Cellular Dynamics International, Inc.*	10,330
2,125	Cempra, Inc.*	22,461
6,482	Cepheid, Inc.*	259,474
6,741	Cerus Corp.*	25,346
1,631	Chemed Corp.	172,250
2,543	ChemoCentryx, Inc.*	12,995
2,506	Chimerix, Inc.*	64,003
1,294	Chindex International, Inc.*	30,940
2,294	Clovis Oncology, Inc.*	109,103
1,038	Computer Programs & Systems, Inc.	63,775
2,530	CONMED Corp.	99,935
4,960	Corcept Therapeutics, Inc.*	13,690
1,031	CorVel Corp.*	42,168
2,892	Cross Country Healthcare, Inc.*	23,078
2,611	CryoLife, Inc.	26,214
12,470	CTI BioPharma Corp.*	31,923
2,495	Cyberonics, Inc.*	143,188
2,076	Cynosure, Inc., Class A*	46,768
3,216	Cytokinetics, Inc.*	13,764
6,275	Cytori Therapeutics, Inc.*	8,848
5,185	CytRx Corp.*	17,214
14,872	Dendreon Corp.*	20,226
5,391	Depomed, Inc.*	82,752
2,105	Derma Sciences, Inc.*	17,829
6,965	DexCom, Inc.*	307,853
331	Dicerna Pharmaceuticals, Inc.*	4,561
1,444	Durata Therapeutics, Inc.*	22,757
12,625	Dyax Corp.*	128,901
24,437	Dynavax Technologies Corp.*	34,701
369	Egalet Corp.*	3,576
426	Eleven Biotherapeutics, Inc.*	4,720
2,716	Emergent Biosolutions, Inc.*	67,628
961	Enanta Pharmaceuticals, Inc.*	40,324
3,446	Endocyte, Inc.*	25,363
5,951	Endologix, Inc.*	82,183
1,858	Ensign Group, Inc. (The)	65,030
3,177	Enzo Biochem, Inc.*	18,903
1,191	Epizyme, Inc.*	41,078
432	Esperion Therapeutics, Inc.*	6,735
7,699	Exact Sciences Corp.*	160,524
908	Exactech, Inc.*	21,683
3,225	ExamWorks Group, Inc.*	106,264
18,100	Exelixis, Inc.*	74,934
1,603	Five Prime Therapeutics, Inc.*	18,643
4,000	Five Star Quality Care, Inc.*	18,560
424	Flexion Therapeutics, Inc.*	5,817
2,609	Fluidigm Corp.*	71,017
1,298	Foundation Medicine, Inc.*	30,204
1,675	Galectin Therapeutics, Inc.*	10,486
10,973	Galena Biopharma, Inc.*	25,896
3,868	GenMark Diagnostics, Inc.*	41,581
363	Genocea Biosciences, Inc.*	4,650
1,551	Genomic Health, Inc.*	46,096
2,927	Gentiva Health Services, Inc.*	52,891
14,590	Geron Corp.*	34,724
6,115	Globus Medical, Inc., Class A*	110,926
2,313	Greatbatch, Inc.*	105,403
4,839	Haemonetics Corp.*	172,704
9,613	Halozyme Therapeutics, Inc.*	91,324
3,274	Hanger, Inc.*	73,338
8,190	HealthSouth Corp.	322,604
1,967	HealthStream, Inc.*	51,063
2,921	Healthways, Inc.*	51,001
1,579	HeartWare International, Inc.*	128,057
2,165	Heron Therapeutics, Inc.*	20,329
8,150	HMS Holdings Corp.*	186,309
6,050	Horizon Pharma, Inc.*	62,315
1,266	Hyperion Therapeutics, Inc.*	32,739
1,248	ICU Medical, Inc.*	78,112
5,597	Idera Pharmaceuticals, Inc.*	16,175

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,978	ImmunoGen, Inc.*	$94,300
7,687	Immunomedics, Inc.*	25,598
6,513	Impax Laboratories, Inc.*	160,480
4,513	Infinity Pharmaceuticals, Inc.*	50,997
475	Inogen, Inc.*	9,809
5,593	Inovio Pharmaceuticals, Inc.*	59,230
4,604	Insmed, Inc.*	64,134
5,152	Insulet Corp.*	186,039
929	Insys Therapeutics, Inc.*	32,812
2,322	Integra LifeSciences Holdings Corp.*	116,077
10,038	InterMune, Inc.*	737,291
1,590	Intra-Cellular Therapies, Inc.*	22,610
3,313	Intrexon Corp.*	67,188
2,989	Invacare Corp.	45,851
1,593	IPC The Hospitalist Co., Inc.*	77,006
11,110	Ironwood Pharmaceuticals, Inc.*	143,763
10,931	Isis Pharmaceuticals, Inc.*	445,548
820	K2M Group Holdings, Inc.*	11,652
1,261	Karyopharm Therapeutics, Inc.*	45,396
8,502	Keryx Biopharmaceuticals, Inc.*	154,651
976	Kindred Biosciences, Inc.*	10,648
5,997	Kindred Healthcare, Inc.	123,838
1,618	KYTHERA Biopharmaceuticals, Inc.*	60,853
888	Landauer, Inc.	32,341
2,391	Lannett Co., Inc.*	94,158
1,545	LDR Holding Corp.*	41,823
21,246	Lexicon Pharmaceuticals, Inc.*	32,294
1,148	LHC Group, Inc.*	29,550
1,927	Ligand Pharmaceuticals, Inc.*	100,281
3,487	Luminex Corp.*	65,730
1,857	MacroGenics, Inc.*	39,666
2,562	Magellan Health, Inc.*	143,113
21,200	MannKind Corp.*	156,244
4,499	Masimo Corp.*	100,958
5,670	MedAssets, Inc.*	130,410
6,045	Medicines Co. (The)*	154,812
5,029	Medidata Solutions, Inc.*	234,050
6,573	Merge Healthcare, Inc.*	17,090
3,863	Meridian Bioscience, Inc.	75,599
3,995	Merit Medical Systems, Inc.*	49,977
9,127	Merrimack Pharmaceuticals, Inc.*	63,706
8,656	MiMedx Group, Inc.*	60,938
667	Mirati Therapeutics, Inc.*	13,707
2,807	Molina Healthcare, Inc.*	134,287
4,466	Momenta Pharmaceuticals, Inc.*	52,654
1,196	MWI Veterinary Supply, Inc.*	169,892
934	NanoString Technologies, Inc.*	10,405
3,727	NanoViricides, Inc.*	14,610
958	National Healthcare Corp.	54,893
923	National Research Corp., Class A*	12,913
2,988	Natus Medical, Inc.*	83,993
14,013	Navidea Biopharmaceuticals, Inc.*	20,039
11,805	Nektar Therapeutics*	168,339
3,409	Neogen Corp.*	143,519
2,200	NeoStem, Inc.*	12,650
6,391	Neuralstem, Inc.*	26,011
7,053	Neurocrine Biosciences, Inc.*	115,034
1,841	NewLink Genetics Corp.*	50,830
3,303	Northwest Biotherapeutics, Inc.*	19,290
22,132	Novavax, Inc.*	103,799
9,885	NPS Pharmaceuticals, Inc.*	298,329
4,332	NuVasive, Inc.*	152,053
5,710	NxStage Medical, Inc.*	74,915
1,955	Ohr Pharmaceutical, Inc.*	16,070
3,153	Omeros Corp.*	47,011
3,403	Omnicell, Inc.*	95,794
1,175	OncoMed Pharmaceuticals, Inc.*	23,841
6,577	Oncothyreon, Inc.*	15,390
1,290	Ophthotech Corp.*	50,258
18,320	OPKO Health, Inc.*	163,048
5,191	OraSure Technologies, Inc.*	43,241
11,392	Orexigen Therapeutics, Inc.*	64,934
5,810	Organovo Holdings, Inc.*	45,202
1,714	Orthofix International N.V.*	58,122
1,763	Osiris Therapeutics, Inc.*	25,193
1,435	OvaScience, Inc.*	19,387
5,865	Owens & Minor, Inc.	201,756
1,209	Oxford Immunotec Global PLC*	16,999
5,347	Pacific Biosciences of California, Inc.*	31,333
3,315	Pacira Pharmaceuticals, Inc.*	358,882
3,537	Pain Therapeutics, Inc.*	14,926
5,288	PAREXEL International Corp.*	298,455
14,930	PDL BioPharma, Inc.	150,644
16,407	Peregrine Pharmaceuticals, Inc.*	27,072
3,092	Pernix Therapeutics Holdings, Inc.*	26,869
2,788	PharMerica Corp.*	69,393
1,363	Phibro Animal Health Corp., Class A	26,088
1,210	PhotoMedex, Inc.*	9,898
3,429	Portola Pharmaceuticals, Inc.*	95,635
2,540	POZEN, Inc.*	21,082
4,817	Prestige Brands Holdings, Inc.*	166,716
6,466	Progenics Pharmaceuticals, Inc.*	35,628
2,478	Prothena Corp. PLC*	56,746
1,071	Providence Service Corp. (The)*	48,763
2,064	PTC Therapeutics, Inc.*	65,346
2,158	Puma Biotechnology, Inc.*	562,181
4,632	Quality Systems, Inc.	72,537
2,650	Quidel Corp.*	62,540
3,040	RadNet, Inc.*	20,307
5,821	Raptor Pharmaceutical Corp.*	64,147
1,723	Receptos, Inc.*	88,131
1,436	Regado Biosciences, Inc.*	1,594
1,276	Regulus Therapeutics, Inc.*	8,779
1,572	Relypsa, Inc.*	39,740
2,979	Repligen Corp.*	56,780
2,147	Repros Therapeutics, Inc.*	47,062
1,978	Retrophin, Inc.*	27,059
800	Revance Therapeutics, Inc.*	18,680
8,138	Rigel Pharmaceuticals, Inc.*	21,159
3,789	Rockwell Medical, Inc.*	36,147
5,264	RTI Surgical, Inc.*	27,952
2,034	Sagent Pharmaceuticals, Inc.*	56,586
6,318	Sangamo BioSciences, Inc.*	90,347
3,782	Sarepta Therapeutics, Inc.*	86,721
4,787	SciClone Pharmaceuticals, Inc.*	32,839
7,320	Select Medical Holdings Corp.	102,626
10,821	Sequenom, Inc.*	40,146
2,177	Skilled Healthcare Group, Inc., Class A*	16,132
3,866	Spectranetics Corp. (The)*	109,717
6,097	Spectrum Pharmaceuticals, Inc.*	49,447
3,569	STAAR Surgical Co.*	41,079
1,074	Stemline Therapeutics, Inc.*	12,115
5,493	STERIS Corp.	309,201
1,649	Sucampo Pharmaceuticals, Inc., Class A*	11,362
4,599	Sunesis Pharmaceuticals, Inc.*	34,447
2,722	Supernus Pharmaceuticals, Inc.*	24,648

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,169	Surgical Care Affiliates, Inc.*	$34,789
1,264	SurModics, Inc.*	25,811
3,486	Symmetry Medical, Inc.*	32,141
1,989	Synageva BioPharma Corp.*	143,546
8,711	Synergy Pharmaceuticals, Inc.*	33,973
6,031	Synta Pharmaceuticals Corp.*	24,124
779	Tandem Diabetes Care, Inc.*	11,023
6,530	Team Health Holdings, Inc.*	382,136
1,792	TESARO, Inc.*	52,972
2,050	Tetraphase Pharmaceuticals, Inc.*	26,835
2,183	TG Therapeutics, Inc.*	18,512
10,018	TherapeuticsMD, Inc.*	55,600
2,187	Theravance Biopharma, Inc.*	64,221
7,656	Theravance, Inc.	180,375
5,281	Thoratec Corp.*	132,025
4,856	Threshold Pharmaceuticals, Inc.*	20,201
3,305	Tornier N.V.*	71,454
2,665	TransEnterix, Inc.*	10,500
2,316	Triple-S Management Corp., Class B*	44,328
691	TriVascular Technologies, Inc.*	9,957
1,135	U.S. Physical Therapy, Inc.	40,520
652	Ultragenyx Pharmaceutical, Inc.*	34,791
9,557	Unilife Corp.*	24,370
3,929	Universal American Corp.*	33,593
349	Utah Medical Products, Inc.	18,179
3,149	Vanda Pharmaceuticals, Inc.*	40,748
1,592	Vascular Solutions, Inc.*	38,049
604	Veracyte, Inc.*	7,586
1,947	Verastem, Inc.*	16,958
644	Versartis, Inc.*	14,812
481	Vital Therapies, Inc.*	11,534
8,359	VIVUS, Inc.*	35,860
2,099	Vocera Communications, Inc.*	18,429
4,763	Volcano Corp.*	59,252
4,079	WellCare Health Plans, Inc.*	268,643
6,570	West Pharmaceutical Services, Inc.	285,335
4,640	Wright Medical Group, Inc.*	138,458
1,362	Xencor, Inc.*	14,560
5,379	XenoPort, Inc.*	27,325
7,796	XOMA Corp.*	34,146
2,702	ZELTIQ Aesthetics, Inc.*	56,769
7,547	ZIOPHARM Oncology, Inc.*	24,377
11,421	Zogenix, Inc.*	15,418
		21,712,102
	Industrials — 10.1%

3,927	AAON, Inc.	73,278
3,679	AAR Corp.	101,908
5,193	ABM Industries, Inc.	138,134
4,654	Acacia Research Corp.	82,795
10,608	ACCO Brands Corp.*	82,000
3,578	Accuride Corp.*	16,316
2,671	Aceto Corp.	51,337
6,602	Actuant Corp., Class A	222,685
3,403	Advisory Board Co. (The)*	168,789
3,531	Aegion Corp.*	87,074
1,771	Aerovironment, Inc.*	55,857
4,858	Air Transport Services Group, Inc.*	39,690
6,008	Aircastle Ltd.	114,873
663	Alamo Group, Inc.	32,321
2,617	Albany International Corp., Class A	98,321
1,283	Allegiant Travel Co.	157,629
2,516	Altra Industrial Motion Corp.	83,682
1,846	Ameresco, Inc., Class A*	15,525
879	American Railcar Industries, Inc.	70,056
731	American Science & Engineering, Inc.	42,325
1,145	American Woodmark Corp.*	44,907
2,706	Apogee Enterprises, Inc.	98,796
3,883	Applied Industrial Technologies, Inc.	189,141
3,820	ARC Document Solutions, Inc.*	31,018
285	ARC Group Worldwide, Inc.*	5,689
2,417	ArcBest Corp.	86,770
1,164	Argan, Inc.	46,618
1,755	Astec Industries, Inc.	72,903
1,459	Astronics Corp.*	91,538
2,346	Atlas Air Worldwide Holdings, Inc.*	78,474
2,378	AZZ, Inc.	110,197
4,574	Baltic Trading Ltd.	26,849
5,039	Barnes Group, Inc.	172,535
667	Barrett Business Services, Inc.	39,480
4,584	Beacon Roofing Supply, Inc.*	130,736
4,598	Blount International, Inc.*	73,476
4,460	Brady Corp., Class A	118,725
4,344	Briggs & Stratton Corp.	87,488
4,503	Brink’s Co. (The)	123,292
4,245	Builders FirstSource, Inc.*	29,291
1,523	CAI International, Inc.*	29,531
30,569	Capstone Turbine Corp.*	38,211
3,630	Casella Waste Systems, Inc., Class A*	16,190
3,860	CBIZ, Inc.*	33,196
1,311	CDI Corp.	19,888
1,956	Ceco Environmental Corp.	27,501
1,945	Celadon Group, Inc.	40,728
5,152	Cenveo, Inc.*	15,662
2,833	Chart Industries, Inc.*	189,499
1,642	CIRCOR International, Inc.	116,894
8,729	Civeo Corp.	221,804
4,687	CLARCOR, Inc.	296,265
1,845	Columbus McKinnon Corp.	46,236
3,502	Comfort Systems USA, Inc.	53,230
2,460	Commercial Vehicle Group, Inc.*	19,729
1,089	Continental Building Products, Inc.*	17,413
3,142	Corporate Executive Board Co. (The)	207,121
1,632	Corporate Resource Services, Inc.*	3,019
933	CRA International, Inc.*	25,107
1,915	Cubic Corp.	85,486
4,480	Curtiss-Wright Corp.	321,843
4,653	Deluxe Corp.	277,086
7,014	DigitalGlobe, Inc.*	213,015
2,071	Douglas Dynamics, Inc.	41,296
1,009	Ducommun, Inc.*	31,340
1,204	DXP Enterprises, Inc.*	96,465
3,156	Dycom Industries, Inc.*	98,499
1,296	Dynamic Materials Corp.	25,868
2,184	Echo Global Logistics, Inc.*	56,697
6,255	EMCOR Group, Inc.	270,216
1,926	Encore Wire Corp.	81,759
3,578	Energy Recovery, Inc.*	16,960
4,362	EnerSys	280,433
1,632	Engility Holdings, Inc.*	57,349
2,430	Ennis, Inc.	35,065
1,699	Enphase Energy, Inc.*	23,922
2,112	EnPro Industries, Inc.*	143,405
563	Erickson, Inc.*	7,437
2,468	ESCO Technologies, Inc.	88,848
2,958	Esterline Technologies Corp.*	346,766

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
923	ExOne Co. (The)*	$27,016
1,218	Exponent, Inc.	88,987
5,846	Federal Signal Corp.	86,053
2,901	Forward Air Corp.	134,287
1,018	Franklin Covey Co.*	19,413
4,435	Franklin Electric Co., Inc.	168,353
1,121	FreightCar America, Inc.	33,395
3,798	FTI Consulting, Inc.*	140,906
20,533	FuelCell Energy, Inc.*	52,154
3,496	Furmanite Corp.*	31,779
1,855	G&K Services, Inc., Class A	103,676
5,559	GenCorp, Inc.*	102,452
6,399	Generac Holdings, Inc.*	297,681
4,523	General Cable Corp.	97,109
1,029	General Finance Corp.*	9,014
2,868	Gibraltar Industries, Inc.*	45,630
1,984	Global Brass & Copper Holdings, Inc.	30,653
1,591	Global Power Equipment Group, Inc.	26,808
1,752	Gorman-Rupp Co. (The)	54,365
1,378	GP Strategies Corp.*	34,753
10,927	GrafTech International Ltd.*	95,393
936	Graham Corp.	28,604
3,635	Granite Construction, Inc.	128,206
5,561	Great Lakes Dredge & Dock Corp.*	42,375
2,565	Greenbrier Cos., Inc. (The)	183,449
3,706	Griffon Corp.	46,214
2,908	H&E Equipment Services, Inc.	118,966
7,506	Harsco Corp.	181,645
4,189	Hawaiian Holdings, Inc.*	65,348
6,533	Healthcare Services Group, Inc.	178,547
5,054	Heartland Express, Inc.	118,516
6,182	HEICO Corp.	320,289
1,692	Heidrick & Struggles International, Inc.	36,649
852	Heritage-Crystal Clean, Inc.*	13,641
5,507	Herman Miller, Inc.	163,668
2,784	Hill International, Inc.*	12,250
5,839	Hillenbrand, Inc.	195,256
4,193	HNI Corp.	158,957
1,651	Houston Wire & Cable Co.	21,496
3,419	Hub Group, Inc., Class A*	148,692
603	Hurco Cos., Inc.	19,983
2,189	Huron Consulting Group, Inc.*	132,391
955	Hyster-Yale Materials Handling, Inc.	73,621
1,854	ICF International, Inc.*	62,628
3,260	InnerWorkings, Inc.*	28,264
2,108	Insperity, Inc.	62,207
1,697	Insteel Industries, Inc.	39,846
6,180	Interface, Inc.	105,245
529	International Shipholding Corp.	10,807
23,112	JetBlue Airways Corp.*	282,660
2,709	John Bean Technologies Corp.	78,696
1,039	Kadant, Inc.	41,186
2,546	Kaman Corp.	103,520
2,543	Kelly Services, Inc., Class A	42,494
3,041	KEYW Holding Corp. (The)*	35,975
2,541	Kforce, Inc.	50,998
3,190	Kimball International, Inc., Class B	50,657
5,553	Knight Transportation, Inc.	140,769
3,121	Knightsbridge Tankers Ltd.	38,263
4,502	Knoll, Inc.	82,342
4,624	Korn/Ferry International*	139,876
4,155	Kratos Defense & Security Solutions, Inc.*	31,287
961	L.B. Foster Co., Class A	50,414
1,844	Layne Christensen Co.*	20,985
1,195	Lindsay Corp.	92,947
1,000	LMI Aerospace, Inc.*	15,210
2,003	LSI Industries, Inc.	14,081
1,582	Lydall, Inc.*	43,821
1,285	Manitex International, Inc.*	17,335
2,211	Marten Transport Ltd.	43,778
2,736	Masonite International Corp.*	156,444
6,083	MasTec, Inc.*	185,532
3,995	Matson, Inc.	107,825
2,405	McGrath RentCorp	88,985
9,096	Meritor, Inc.*	123,978
1,051	Miller Industries, Inc.	19,885
1,522	Mistras Group, Inc.*	32,662
4,343	Mobile Mini, Inc.	170,115
4,136	Moog, Inc., Class A*	293,242
2,746	MSA Safety, Inc.	152,019
5,270	Mueller Industries, Inc.	154,095
14,812	Mueller Water Products, Inc., Class A	136,715
1,155	Multi-Color Corp.	53,569
1,981	MYR Group, Inc.*	46,316
449	National Presto Industries, Inc.	29,405
4,569	Navigant Consulting, Inc.*	74,429
7,377	Navios Maritime Holdings, Inc.	69,786
2,609	NCI Building Systems, Inc.*	52,076
632	NL Industries, Inc.	5,555
1,650	NN, Inc.	48,147
691	Norcraft Cos., Inc.*	11,450
848	Nortek, Inc.*	70,655
884	Northwest Pipe Co.*	32,673
268	Omega Flex, Inc.	4,719
5,051	On Assignment, Inc.*	149,308
5,631	Orbital Sciences Corp.*	150,742
2,549	Orion Marine Group, Inc.*	25,770
299	PAM Transportation Services, Inc.*	10,979
816	Park-Ohio Holdings Corp.	47,361
758	Patrick Industries, Inc.*	31,601
619	Patriot Transportation Holding, Inc.*	21,473
779	Paylocity Holding Corp.*	17,707
15,250	Pendrell Corp.*	23,485
2,768	Performant Financial Corp.*	26,628
4,392	PGT, Inc.*	45,896
2,549	Pike Corp.*	30,384
15,533	Plug Power, Inc.*	86,674
1,985	Ply Gem Holdings, Inc.*	23,403
4,191	Polypore International, Inc.*	187,883
864	Powell Industries, Inc.	45,524
417	Power Solutions International, Inc.*	28,502
2,079	PowerSecure International, Inc.*	22,994
247	Preformed Line Products Co.	14,054
3,530	Primoris Services Corp.	102,511
2,104	Proto Labs, Inc.*	158,305
2,569	Quad/Graphics, Inc.	57,571
2,547	Quality Distribution, Inc.*	35,760
3,485	Quanex Building Products Corp.	62,939
1,184	Quest Resource Holding Corp.*	4,641
1	R.R. Donnelley & Sons Co.	11
3,387	Raven Industries, Inc.	90,297
2,161	RBC Bearings, Inc.	133,593
4,628	Republic Airways Holdings, Inc.*	46,974
3,603	Resources Connection, Inc.	55,162

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,044	Revolution Lighting Technologies, Inc.*	$6,301
6,985	Rexnord Corp.*	204,032
2,591	Roadrunner Transportation Systems, Inc.*	65,241
4,928	RPX Corp.*	74,856
3,194	Rush Enterprises, Inc., Class A*	117,124
3,617	Safe Bulkers, Inc.	31,721
2,293	Saia, Inc.*	108,849
12,526	Scorpio Bulkers, Inc.*	99,958
236	SIFCO Industries, Inc.	6,393
3,842	Simpson Manufacturing Co., Inc.	124,173
4,750	SkyWest, Inc.	42,608
1,429	SP Plus Corp.*	30,938
941	Sparton Corp.*	27,063
1,188	Standex International Corp.	88,660
7,685	Steelcase, Inc., Class A	120,655
1,745	Sterling Construction Co., Inc.*	14,867
1,355	Stock Building Supply Holdings, Inc.*	23,035
2,069	Sun Hydraulics Corp.	82,822
7,906	Swift Transportation Co.*	167,449
3,160	TAL International Group, Inc.*	139,672
5,008	Taser International, Inc.*	78,475
1,901	Team, Inc.*	75,869
3,489	Teledyne Technologies, Inc.*	338,677
1,713	Tennant Co.	119,379
6,039	Tetra Tech, Inc.	153,995
2,006	Textainer Group Holdings Ltd.	70,772
2,969	Thermon Group Holdings, Inc.*	80,608
4,095	Titan International, Inc.	59,378
1,612	Titan Machinery, Inc.*	19,844
3,123	Trex Co., Inc.*	117,425
4,205	TriMas Corp.*	133,299
1,462	TriNet Group, Inc.*	39,196
3,843	TrueBlue, Inc.*	104,299
3,465	Tutor Perini Corp.*	103,534
768	Twin Disc, Inc.	24,845
1,986	Ultrapetrol (Bahamas) Ltd.*	6,653
1,372	UniFirst Corp.	133,015
3,662	United Stationers, Inc.	148,860
1,864	Universal Forest Products, Inc.	88,260
611	Universal Truckload Services, Inc.	15,208
2,004	US Ecology, Inc.	85,651
582	USA Truck, Inc.*	10,936
8,506	UTi Worldwide, Inc.*	78,085
1,900	Viad Corp.	41,686
1,527	Vicor Corp.*	12,521
386	VSE Corp.	22,901
6,407	Wabash National Corp.*	90,595
3,264	WageWorks, Inc.*	134,673
2,402	Watsco, Inc.	222,161
2,649	Watts Water Technologies, Inc., Class A	167,655
4,155	Werner Enterprises, Inc.	103,460
4,875	Wesco Aircraft Holdings, Inc.*	89,408
3,579	West Corp.	106,153
6,164	Woodward, Inc.	321,946
1,014	Xerium Technologies, Inc.*	15,159
4,883	XPO Logistics, Inc.*	151,227
2,907	YRC Worldwide, Inc.*	67,501
		22,272,563
	Information Technology — 12.8%

1,182	A10 Networks, Inc.*	13,782
10,577	ACI Worldwide, Inc.*	205,934
4,282	Actuate Corp.*	19,012
7,154	Acxiom Corp.*	132,671
5,245	ADTRAN, Inc.	121,055
3,822	Advanced Energy Industries, Inc.*	73,574
4,785	Advent Software, Inc.	154,603
1,838	Aeroflex Holding Corp.*	19,409
886	Aerohive Networks, Inc.*	7,061
1,363	Agilysys, Inc.*	17,010
1,170	Alliance Fiber Optic Products, Inc.	17,339
2,009	Alpha & Omega Semiconductor Ltd.*	18,523
2,678	Ambarella, Inc.*	91,721
830	Amber Road, Inc.*	12,450
2,290	American Software, Inc., Class A	21,068
7,933	Amkor Technology, Inc.*	82,503
4,055	Angie’s List, Inc.*	31,102
2,526	Anixter International, Inc.	225,395
7,249	Applied Micro Circuits Corp.*	61,399
1,375	Applied Optoelectronics, Inc.*	29,205
9,926	Aruba Networks, Inc.*	211,920
8,560	Aspen Technology, Inc.*	351,730
1,302	Audience, Inc.*	11,171
3,239	AVG Technologies N.V.*	56,812
10,338	Axcelis Technologies, Inc.*	20,883
1,342	Badger Meter, Inc.	69,891
6,232	Bankrate, Inc.*	87,497
737	Barracuda Networks, Inc.*	18,314
4,646	Bazaarvoice, Inc.*	33,916
932	Bel Fuse, Inc., Class B	21,939
4,054	Belden, Inc.	296,226
5,012	Benchmark Electronics, Inc.*	123,446
455	Benefitfocus, Inc.*	15,024
1,446	Black Box Corp.	34,198
4,291	Blackbaud, Inc.	166,877
4,890	Blackhawk Network Holdings, Inc.*	134,866
3,929	Blucora, Inc.*	61,214
555	Borderfree, Inc.*	7,776
3,659	Bottomline Technologies (de), Inc.*	103,037
2,984	Brightcove, Inc.*	18,143
2,657	BroadSoft, Inc.*	63,396
6,211	Brooks Automation, Inc.	70,433
2,242	Cabot Microelectronics Corp.*	96,182
2,184	CACI International, Inc., Class A*	157,510
3,341	CalAmp Corp.*	64,414
3,856	Calix, Inc.*	40,488
4,273	Callidus Software, Inc.*	49,054
1,646	Carbonite, Inc.*	17,546
4,135	Cardtronics, Inc.*	146,793
611	Care.com, Inc.*	5,603
1,188	Cascade Microtech, Inc.*	13,068
1,072	Cass Information Systems, Inc.	50,298
4,912	Cavium, Inc.*	275,956
1,951	CEVA, Inc.*	29,577
1,924	ChannelAdvisor Corp.*	31,169
3,874	Checkpoint Systems, Inc.*	53,655
7,218	Ciber, Inc.*	27,573
9,764	Ciena Corp.*	202,017
5,769	Cirrus Logic, Inc.*	139,494
1,060	Clearfield, Inc.*	14,193
8,073	Cognex Corp.*	338,905
2,318	Coherent, Inc.*	149,441
2,347	Cohu, Inc.	28,868
4,387	CommVault Systems, Inc.*	241,899
1,400	Computer Task Group, Inc.	17,892
20,423	Compuware Corp.	190,955
3,222	comScore, Inc.*	123,435

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,425	Comtech Telecommunications Corp.	$54,207
2,084	Comverse, Inc.*	51,454
2,918	Constant Contact, Inc.*	90,954
1,063	Control4 Corp.*	15,796
9,434	Convergys Corp.	181,133
6,229	Conversant, Inc.*	171,547
4,941	Cornerstone OnDemand, Inc.*	184,991
696	Covisint Corp.*	3,348
3,783	Cray, Inc.*	106,718
3,169	CSG Systems International, Inc.	87,845
3,142	CTS Corp.	55,708
1,918	CUI Global, Inc.*	14,212
1,668	Cvent, Inc.*	41,900
2,555	Cyan, Inc.*	9,632
14,663	Cypress Semiconductor Corp.*	162,026
3,510	Daktronics, Inc.	46,192
1,831	Datalink Corp.*	22,595
4,981	Dealertrack Technologies, Inc.*	222,950
812	Demand Media, Inc.*	7,298
2,793	Demandware, Inc.*	148,448
3,602	Dice Holdings, Inc.*	30,581
2,359	Digi International, Inc.*	19,674
607	Digimarc Corp.	14,477
3,036	Digital River, Inc.*	46,360
3,388	Diodes, Inc.*	86,225
5,577	Dot Hill Systems Corp.*	20,300
2,059	DSP Group, Inc.*	18,490
1,577	DTS, Inc.*	37,675
2,155	E2open, Inc.*	32,541
9,516	EarthLink Holdings Corp.	39,301
1,641	Eastman Kodak Co.*	37,956
2,846	Ebix, Inc.	43,942
1,525	Electro Rent Corp.	23,073
2,275	Electro Scientific Industries, Inc.	16,881
4,331	Electronics For Imaging, Inc.*	190,737
2,614	Ellie Mae, Inc.*	93,581
7,385	Emulex Corp.*	40,470
2,803	Endurance International Group Holdings, Inc.*	37,728
2,512	EnerNOC, Inc.*	49,336
12,938	Entegris, Inc.*	157,067
8,261	Entropic Communications, Inc.*	21,726
3,166	Envestnet, Inc.*	145,668
3,310	EPAM Systems, Inc.*	124,622
2,888	EPIQ Systems, Inc.	42,020
485	ePlus, Inc.*	28,358
4,738	Euronet Worldwide, Inc.*	252,535
6,106	EVERTEC, Inc.	140,621
703	Everyday Health, Inc.*	10,236
3,672	Exar Corp.*	36,610
3,038	ExlService Holdings, Inc.*	82,846
8,971	Extreme Networks, Inc.*	47,815
3,264	Fabrinet*	52,844
2,989	Fair Isaac Corp.	173,870
11,614	Fairchild Semiconductor International, Inc.*	203,826
1,602	FARO Technologies, Inc.*	92,932
3,929	FEI Co.	330,193
8,996	Finisar Corp.*	182,709
1,134	Five9, Inc.*	6,657
3,472	FleetMatics Group PLC*	113,951
5,164	FormFactor, Inc.*	36,355
1,015	Forrester Research, Inc.	39,443
2,248	Gigamon, Inc.*	24,458
6,121	Global Cash Access Holdings, Inc.*	47,805
3,545	Global Eagle Entertainment, Inc.*	44,738
8,356	Glu Mobile, Inc.*	43,117
5,195	Gogo, Inc.*	87,951
830	GrubHub, Inc.*	31,905
2,824	GSI Group, Inc.*	36,204
12,680	GT Advanced Technologies, Inc.*	225,831
1,310	GTT Communications, Inc.*	16,034
1,657	Guidance Software, Inc.*	12,974
6,317	Guidewire Software, Inc.*	287,739
2,332	Hackett Group, Inc. (The)	14,622
8,812	Harmonic, Inc.*	57,895
3,332	Heartland Payment Systems, Inc.	159,170
3,159	Higher One Holdings, Inc.*	12,257
3,420	iGATE Corp.*	127,976
4,886	II-VI, Inc.*	68,209
2,635	Immersion Corp.*	27,615
2,055	Imperva, Inc.*	59,821
11,388	Infinera Corp.*	120,485
5,008	Infoblox, Inc.*	67,358
3,036	Information Services Group, Inc.*	12,903
2,911	Inphi Corp.*	43,811
3,806	Insight Enterprises, Inc.*	99,869
12,418	Integrated Device Technology, Inc.*	204,276
2,809	Integrated Silicon Solution, Inc.	41,657
1,558	Interactive Intelligence Group, Inc.*	66,698
3,761	InterDigital, Inc.	166,876
5,049	Internap Network Services Corp.*	34,535
6,626	International Rectifier Corp.*	261,064
11,972	Intersil Corp., Class A	180,119
2,222	Intevac, Inc.*	15,843
3,650	Intralinks Holdings, Inc.*	28,689
6,608	InvenSense, Inc.*	170,817
3,656	Itron, Inc.*	154,356
5,354	Ixia*	51,505
2,273	IXYS Corp.	27,253
4,421	j2 Global, Inc.	236,302
3,957	Jive Software, Inc.*	27,620
4,217	Kemet Corp.*	21,254
6,898	Kofax Ltd.*	54,701
6,133	Kopin Corp.*	24,348
1,474	KVH Industries, Inc.*	18,322
10,941	Lattice Semiconductor Corp.*	82,167
5,604	Limelight Networks, Inc.*	13,281
6,009	Lionbridge Technologies, Inc.*	27,882
2,283	Liquidity Services, Inc.*	34,793
2,093	Littelfuse, Inc.	192,368
5,039	LivePerson, Inc.*	65,053
2,257	LogMeIn, Inc.*	95,426
729	Luxoft Holding, Inc.*	26,237
1,118	M/A-COM Technology Solutions Holdings, Inc.*	26,474
7,046	Manhattan Associates, Inc.*	203,488
2,227	ManTech International Corp., Class A	64,538
3,053	Marchex, Inc., Class B	26,195
2,448	Marin Software, Inc.*	20,441
2,383	Marketo, Inc.*	69,774
1,074	Mavenir Systems, Inc.*	12,072
6,294	MAXIMUS, Inc.	259,313
2,590	MaxLinear, Inc., Class A*	24,009
2,783	Maxwell Technologies, Inc.*	28,581
1,485	Measurement Specialties, Inc.*	127,443
9,003	Mentor Graphics Corp.	196,355
3,091	Mercury Systems, Inc.*	34,526
259	Mesa Laboratories, Inc.	18,441
3,525	Methode Electronics, Inc.	118,863

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,147	Micrel, Inc.	$51,962
8,829	Microsemi Corp.*	235,205
843	MicroStrategy, Inc., Class A*	117,118
7,007	Millennial Media, Inc.*	16,677
4,977	MKS Instruments, Inc.	168,919
1,792	Model N, Inc.*	16,558
3,437	ModusLink Global Solutions, Inc.*	14,057
2,712	MoneyGram International, Inc.*	38,131
3,589	Monolithic Power Systems, Inc.	171,482
3,674	Monotype Imaging Holdings, Inc.	107,979
8,462	Monster Worldwide, Inc.*	48,826
3,679	Move, Inc.*	58,496
1,408	MTS Systems Corp.	100,081
833	Multi-Fineline Electronix, Inc.*	8,438
2,222	Nanometrics, Inc.*	37,152
3,394	NETGEAR, Inc.*	112,749
3,388	NetScout Systems, Inc.*	156,085
5,215	NeuStar, Inc., Class A*	153,790
3,705	Newport Corp.*	69,913
6,063	NIC, Inc.	113,621
861	Nimble Storage, Inc.*	23,281
1,359	Numerex Corp., Class A*	15,567
451	NVE Corp.*	31,119
8,703	Oclaro, Inc.*	15,230
5,214	OmniVision Technologies, Inc.*	141,352
1,720	Oplink Communications, Inc.	33,230
722	OPOWER, Inc.*	11,292
1,854	OSI Systems, Inc.*	129,335
887	Park City Group, Inc.*	9,269
1,941	Park Electrochemical Corp.	54,620
8,992	ParkerVision, Inc.*	11,150
606	Paycom Software, Inc.*	10,860
899	PC Connection, Inc.	20,389
2,837	PDF Solutions, Inc.*	56,655
3,295	Pegasystems, Inc.	73,149
2,582	Peregrine Semiconductor Corp.*	32,146
3,213	Perficient, Inc.*	55,328
2,062	Pericom Semiconductor Corp.*	20,166
5,732	Photronics, Inc.*	50,614
3,956	Plantronics, Inc.	188,820
3,153	Plexus Corp.*	129,872
16,118	PMC-Sierra, Inc.*	118,951
12,843	Polycom, Inc.*	170,170
2,828	Power Integrations, Inc.	169,058
2,571	PRGX Global, Inc.*	15,992
1,921	Procera Networks, Inc.*	19,767
4,775	Progress Software Corp.*	110,589
3,439	Proofpoint, Inc.*	137,147
2,186	PROS Holdings, Inc.*	55,940
919	Q2 Holdings, Inc.*	13,564
568	QAD, Inc., Class A	11,752
8,334	Qlik Technologies, Inc.*	235,269
8,107	QLogic Corp.*	73,368
1,870	Qualys, Inc.*	45,441
20,392	Quantum Corp.*	25,490
5,127	QuickLogic Corp.*	17,381
3,225	QuinStreet, Inc.*	15,448
2,311	Rally Software Development Corp.*	26,669
10,575	Rambus, Inc.*	131,236
3,738	RealD, Inc.*	34,801
2,135	RealNetworks, Inc.*	16,440
4,815	RealPage, Inc.*	77,618
768	Reis, Inc.	18,217
26,603	RF Micro Devices, Inc.*	331,739
812	Rightside Group Ltd.*	9,733
1,706	Rocket Fuel, Inc.*	27,791
2,606	Rofin-Sinar Technologies, Inc.*	62,440
1,685	Rogers Corp.*	101,403
1,973	Rosetta Stone, Inc.*	17,264
736	Rubicon Project, Inc. (The)*	7,169
2,432	Rubicon Technology, Inc.*	15,176
6,027	Ruckus Wireless, Inc.*	83,836
3,089	Rudolph Technologies, Inc.*	29,871
7,653	Sanmina Corp.*	179,692
2,279	Sapiens International Corp. N.V.*	18,779
10,655	Sapient Corp.*	154,604
2,651	ScanSource, Inc.*	102,223
3,907	Science Applications International Corp.	180,191
2,550	SciQuest, Inc.*	40,724
3,055	Seachange International, Inc.*	23,187
6,250	Semtech Corp.*	162,844
6,363	ServiceSource International, Inc.*	24,179
5,813	ShoreTel, Inc.*	38,947
1,414	Shutterstock, Inc.*	100,111
3,213	Silicon Graphics International Corp.*	31,487
7,283	Silicon Image, Inc.*	36,852
4,040	Silicon Laboratories, Inc.*	183,133
3,255	Silver Spring Networks, Inc.*	33,819
22,850	Sonus Networks, Inc.*	86,145
5,613	Spansion, Inc., Class A*	125,170
4,535	Speed Commerce, Inc.*	14,920
1,506	SPS Commerce, Inc.*	84,246
6,333	SS&C Technologies Holdings, Inc.*	286,632
1,321	Stamps.com, Inc.*	44,465
3,209	Super Micro Computer, Inc.*	78,588
3,662	Sykes Enterprises, Inc.*	76,682
3,349	Synaptics, Inc.*	274,953
3,280	Synchronoss Technologies, Inc.*	144,878
2,650	SYNNEX Corp.*	184,811
1,443	Syntel, Inc.*	128,961
7,760	Take-Two Interactive Software, Inc.*	182,438
3,596	Tangoe, Inc.*	50,056
1,541	TechTarget, Inc.*	13,345
4,476	TeleCommunication Systems, Inc., Class A*	13,338
2,532	Telenav, Inc.*	17,445
1,631	TeleTech Holdings, Inc.*	43,792
530	Tessco Technologies, Inc.	17,071
4,970	Tessera Technologies, Inc.	146,963
1,733	Textura Corp.*	49,945
10,677	TiVo, Inc.*	150,439
685	Travelzoo, Inc.*	11,679
3,298	Tremor Video, Inc.*	9,861
15,928	TriQuint Semiconductor, Inc.*	329,152
723	TrueCar, Inc.*	14,944
3,433	Trulia, Inc.*	211,576
5,031	TTM Technologies, Inc.*	38,487
3,069	Tyler Technologies, Inc.*	273,325
2,763	Ubiquiti Networks, Inc.*	125,330
2,636	Ultimate Software Group, Inc. (The)*	387,466
2,737	Ultra Clean Holdings, Inc.*	26,412
2,608	Ultratech, Inc.*	67,443
4,751	Unisys Corp.*	111,221
3,769	Universal Display Corp.*	130,935
9,109	Unwired Planet, Inc.*	19,129
495	Varonis Systems, Inc.*	11,781
2,737	VASCO Data Security International, Inc.*	40,425

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,722	Veeco Instruments, Inc.*	$131,647
5,560	Verint Systems, Inc.*	278,723
3,846	ViaSat, Inc.*	218,991
481	Viasystems Group, Inc.*	5,123
7,453	Violin Memory, Inc.*	31,452
3,954	VirnetX Holding Corp.*	58,322
2,417	Virtusa Corp.*	82,299
1,183	Vishay Precision Group, Inc.*	18,100
3,095	Vistaprint N.V.*	149,427
5,132	Vitesse Semiconductor Corp.*	17,141
6,642	Vringo, Inc.*	6,708
4,814	Web.com Group, Inc.*	91,225
3,602	WebMD Health Corp.*	174,157
3,602	WEX, Inc.*	409,367
1,289	Wix.com Ltd.*	21,217
4,497	Xcerra Corp.*	46,994
2,502	XO Group, Inc.*	29,298
2,874	Xoom Corp.*	65,700
1,685	YuMe, Inc.*	8,897
1,056	Zendesk, Inc.*	28,713
5,509	Zix Corp.*	21,210
		28,372,743
	Materials — 3.7%

2,715	A. Schulman, Inc.	105,423
1,745	A.M. Castle & Co.*	17,101
2,020	Advanced Emissions Solutions, Inc.*	44,016
379	AEP Industries, Inc.*	16,051
12,710	AK Steel Holding Corp.*	138,793
9,690	Allied Nevada Gold Corp.*	37,016
2,673	American Vanguard Corp.	35,925
772	Ampco-Pittsburgh Corp.	16,397
6,501	Axiall Corp.	270,312
2,828	Balchem Corp.	145,472
8,360	Berry Plastics Group, Inc.*	201,560
3,663	Boise Cascade Co.*	110,110
4,953	Calgon Carbon Corp.*	105,202
4,781	Century Aluminum Co.*	119,429
626	Chase Corp.	22,223
8,421	Chemtura Corp.*	207,914
1,898	Clearwater Paper Corp.*	131,342
9,624	Coeur Mining, Inc.*	76,222
10,946	Commercial Metals Co.	189,147
1,033	Deltic Timber Corp.	68,426
6,667	Ferro Corp.*	89,871
5,000	Flotek Industries, Inc.*	139,000
2,024	FutureFuel Corp.	28,174
5,935	Globe Specialty Metals, Inc.	121,905
3,500	Gold Resource Corp.	21,700
30,395	Graphic Packaging Holding Co.*	388,752
4,657	H.B. Fuller Co.	219,065
455	Handy & Harman Ltd.*	11,916
987	Hawkins, Inc.	36,322
1,153	Haynes International, Inc.	57,166
6,828	Headwaters, Inc.*	88,696
31,900	Hecla Mining Co.	104,313
4,714	Horsehead Holding Corp.*	95,176
2,040	Innophos Holdings, Inc.	118,626
2,267	Innospec, Inc.	95,622
5,185	Intrepid Potash, Inc.*	79,486
1,676	Kaiser Aluminum Corp.	135,002
7,862	KapStone Paper and Packaging Corp.*	241,678
893	KMG Chemicals, Inc.	15,136
1,902	Koppers Holdings, Inc.	70,583
3,047	Kraton Performance Polymers, Inc.*	61,945
1,947	Kronos Worldwide, Inc.	30,782
2,490	Landec Corp.*	32,694
13,121	Louisiana-Pacific Corp.*	187,237
1,797	LSB Industries, Inc.*	71,970
1,293	Marrone Bio Innovations, Inc.*	7,435
1,915	Materion Corp.	62,486
3,206	Minerals Technologies, Inc.	200,760
16,924	Molycorp, Inc.*	30,294
2,567	Myers Industries, Inc.	50,596
1,540	Neenah Paper, Inc.	84,192
4,122	Noranda Aluminum Holding Corp.	16,776
7,345	Olin Corp.	200,445
846	Olympic Steel, Inc.	20,338
2,985	OM Group, Inc.	79,401
4,403	OMNOVA Solutions, Inc.*	36,941
4,004	P. H. Glatfelter Co.	99,820
8,751	PolyOne Corp.	343,214
1,230	Quaker Chemical Corp.	95,940
21,169	Rentech, Inc.*	47,419
6,063	Resolute Forest Products, Inc.*	104,223
2,854	RTI International Metals, Inc.*	82,795
2,447	Schnitzer Steel Industries, Inc., Class A	67,757
2,832	Schweitzer-Mauduit International, Inc.	121,323
3,953	Senomyx, Inc.*	32,138
4,598	Sensient Technologies Corp.	257,994
1,788	Stepan Co.	86,342
11,138	Stillwater Mining Co.*	206,721
6,487	SunCoke Energy, Inc.*	155,753
2,650	Taminco Corp.*	63,467
1,824	Trecora Resources*	23,967
2,310	Tredegar Corp.	48,071
5,714	Tronox Ltd., Class A	173,477
4,998	U.S. Silica Holdings, Inc.	358,906
564	UFP Technologies, Inc.*	13,158
182	United States Lime & Minerals, Inc.	11,342
656	Universal Stainless & Alloy Products, Inc.*	21,012
1,319	US Concrete, Inc.*	33,489
6,120	Walter Energy, Inc.	34,211
3,924	Wausau Paper Corp.	35,787
4,784	Worthington Industries, Inc.	193,465
2,137	Zep, Inc.	33,936
		8,136,289
	Telecommunication Services — 0.5%

8,233	8x8, Inc.*	63,971
872	Atlantic Tele-Network, Inc.	51,134
2,157	Boingo Wireless, Inc.*	15,013
19,436	Cincinnati Bell, Inc.*	71,330
4,332	Cogent Communications Holdings, Inc.	150,147
3,745	Consolidated Communications Holdings, Inc.	91,303
1,269	Enventis Corp.	22,576
1,931	FairPoint Communications, Inc.*	31,205
3,339	General Communication, Inc., Class A*	37,530
25,524	Globalstar, Inc.*	101,586
984	Hawaiian Telcom Holdco, Inc.*	27,060
1,565	IDT Corp., Class B	24,586
5,645	inContact, Inc.*	51,708
3,016	Inteliquent, Inc.	36,795
2,544	Intelsat S.A.*	44,622

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,494	Iridium Communications, Inc.*	$70,444
1,748	Lumos Networks Corp.	25,573
1,658	magicJack VocalTec Ltd.*	20,791
1,575	NTELOS Holdings Corp.	20,774
4,140	ORBCOMM, Inc.*	25,792
4,485	Premiere Global Services, Inc.*	59,068
2,605	RingCentral, Inc., Class A*	34,985
2,240	Shenandoah Telecommunications Co.	61,869
2,014	Spok Holdings, Inc.	29,807
16,196	Vonage Holdings Corp.*	55,876
		1,225,545
	Utilities — 2.3%

3,938	ALLETE, Inc.	191,662
3,605	American States Water Co.	116,441
722	Artesian Resources Corp., Class A	15,314
11,220	Atlantic Power Corp.	44,431
5,594	Avista Corp.	181,581
4,149	Black Hills Corp.	222,926
4,444	California Water Service Group	108,256
902	Chesapeake Utilities Corp.	62,211
5,612	Cleco Corp.	316,629
1,012	Connecticut Water Service, Inc.	33,345
9,329	Dynegy, Inc.*	304,872
3,748	El Paso Electric Co.	147,446
4,017	Empire District Electric Co. (The)	103,839
4,677	IDACORP, Inc.	265,279
4,009	Laclede Group, Inc. (The)	198,245
3,223	MGE Energy, Inc.	129,661
1,486	Middlesex Water Co.	30,508
3,917	New Jersey Resources Corp.	204,585
2,523	Northwest Natural Gas Co.	114,696
3,638	NorthWestern Corp.	175,643
2,213	NRG Yield, Inc., Class A	120,365
4,832	ONE Gas, Inc.	180,862
1,649	Ormat Technologies, Inc.	45,397
3,391	Otter Tail Corp.	96,610
3,669	Pattern Energy Group, Inc.	118,270
7,246	Piedmont Natural Gas Co., Inc.	271,000
7,405	PNM Resources, Inc.	194,085
7,268	Portland General Electric Co.	250,528
1,457	SJW Corp.	39,834
3,066	South Jersey Industries, Inc.	177,675
4,323	Southwest Gas Corp.	225,704
5,256	UIL Holdings Corp.	195,786
1,291	Unitil Corp.	42,074
4,825	WGL Holdings, Inc.	209,839
1,203	York Water Co.	24,277
		5,159,876
	Total Common Stocks (Cost $162,724,991)	159,879,047

	Master Limited Partnership (a) — 0.0%‡
	Energy — 0.0%‡

2	Energy Transfer Partners LP	119

	Total Master Limited Partnership (Cost $93)	119

No. of Rights
	Rights — 0.0%‡
636	Furiex Pharmaceuticals, Inc., at $30.00*^	6,214
3,034	Leap Wireless International, Inc.*^	7,645
363	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	13,859

No. of Warrants
	Warrants — 0.0%‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 2.7%
	Federal Home Loan Bank
$5,897,960	0.00%, due 09/02/14	5,897,960
	Total U.S. Government & Agency Security (Cost $5,897,960)	5,897,960

	Repurchase Agreements (a)(b) — 3.2%
7,027,676	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $7,027,711	7,027,676
	Total Repurchase Agreements (Cost $7,027,676)	7,027,676

	Total Investment Securities (Cost $175,650,720) — 78.2%	172,818,661
	Other assets less liabilities — 21.8%	48,173,581
	Net Assets — 100.0%	$220,992,242

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $13,859 or 0.01% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $7,578,488.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,680,690
Aggregate gross unrealized depreciation	(9,767,791)
Net unrealized depreciation	$(3,087,101)
Federal income tax cost of investments	$175,905,762

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	223	09/19/14	$26,128,910	$608,068

Cash collateral in the amount of $1,251,030 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$45,135,798	01/06/16	Bank of America, N.A.	(0.02)%	Russell 2000® Index	$2,797,446
21,448,947	04/06/15	Citibank, N.A.	(0.08)%	Russell 2000® Index	12,726,882
865,868	11/06/15	Credit Suisse International	(0.09)%	Russell 2000® Index	60,703
516,528	11/06/15	Deutsche Bank AG	(0.28)%	iShares® Russell 2000 ETF	509,189
3,724,938	11/06/15	Deutsche Bank AG	(0.08)%	Russell 2000® Index	156,018
4,108,865	11/06/14	Goldman Sachs International	(0.48)%	iShares® Russell 2000 ETF	3,587,458
94,911,571	11/06/14	Goldman Sachs International	(0.28)%	Russell 2000® Index	5,480,291
13,399,404	01/06/16	Morgan Stanley & Co. International PLC	(0.34)%	iShares® Russell 2000 ETF	943,518
33,405,325	01/06/16	Morgan Stanley & Co. International PLC	(0.04)%	Russell 2000® Index	4,291,613
88,277,505	11/06/15	Societe Generale	0.16%	Russell 2000® Index	6,186,019
171,132,025	01/06/15	UBS AG	0.01%	Russell 2000® Index	8,049,785
$476,926,774					$44,788,922

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 79.0%
	Consumer Discretionary — 5.0%

23	Aaron’s, Inc.	$589
27	Abercrombie & Fitch Co., Class A	1,129
41	Apollo Education Group, Inc.*	1,139
1	Aramark	26
56	Ascena Retail Group, Inc.*	974
50	Bed Bath & Beyond, Inc.*	3,213
86	Best Buy Co., Inc.	2,743
17	Big Lots, Inc.	788
19	Cabela’s, Inc.*	1,159
29	CarMax, Inc.*	1,520
181	Carnival Corp.	6,856
21	CBS Corp. (Non-Voting), Class B	1,245
47	CBS Outdoor Americas, Inc. (REIT)	1,615
37	Chico’s FAS, Inc.	585
14	Choice Hotels International, Inc.	758
10	Clear Channel Outdoor Holdings, Inc., Class A	69
94	Comcast Corp., Class A	5,145
5	CST Brands, Inc.	174
125	D.R. Horton, Inc.	2,710
56	Darden Restaurants, Inc.	2,650
27	DeVry Education Group, Inc.	1,159
34	Dick’s Sporting Goods, Inc.	1,532
4	Dillard’s, Inc., Class A	457
24	DISH Network Corp., Class A*	1,555
32	Dollar General Corp.*	2,048
32	DreamWorks Animation SKG, Inc., Class A*	699
32	DSW, Inc., Class A	990
2	Family Dollar Stores, Inc.	160
53	Foot Locker, Inc.	2,974
1,658	Ford Motor Co.	28,866
46	GameStop Corp., Class A	1,941
97	Gannett Co., Inc.	3,275
52	Garmin Ltd.	2,825
685	General Motors Co.	23,838
26	Gentex Corp.	768
4	Genuine Parts Co.	351
1	Graham Holdings Co., Class B	719
8	Hasbro, Inc.	421
3	HomeAway, Inc.*	100
17	Hyatt Hotels Corp., Class A*	1,038
105	International Game Technology	1,770
130	J.C. Penney Co., Inc.*	1,404
38	Jarden Corp.*	2,272
19	John Wiley & Sons, Inc., Class A	1,139
208	Johnson Controls, Inc.	10,152
84	Kohl’s Corp.	4,938
67	L Brands, Inc.	4,278
7	Lear Corp.	708
30	Leggett & Platt, Inc.	1,053
71	Lennar Corp., Class A	2,782
105	Liberty Interactive Corp., Class A*	3,100
41	Liberty Media Corp., Class A*	2,018
81	Liberty Media Corp., Class C*	3,926
30	Live Nation Entertainment, Inc.*	659
35	Macy’s, Inc.	2,180
26	Madison Square Garden Co. (The), Class A*	1,738
12	Marriott International, Inc., Class A	833
92	Mattel, Inc.	3,173
146	MGM Resorts International*	3,573
26	Mohawk Industries, Inc.*	3,796
11	Murphy USA, Inc.*	599
48	Newell Rubbermaid, Inc.	1,609
212	News Corp., Class A*	3,736
3	Norwegian Cruise Line Holdings Ltd.*	100
10	Penske Automotive Group, Inc.	480
162	PulteGroup, Inc.	3,114
4	PVH Corp.	467
6	Ralph Lauren Corp.	1,015
26	Regal Entertainment Group, Class A	547
71	Royal Caribbean Cruises Ltd.	4,527
18	Sally Beauty Holdings, Inc.*	502
3	Sears Holdings Corp.*	104
20	Service Corp. International	443
11	Signet Jewelers Ltd.	1,297
276	Staples, Inc.	3,224
45	Starwood Hotels & Resorts Worldwide, Inc.	3,804
5	Starz, Class A*	156
243	Target Corp.	14,597
14	Taylor Morrison Home Corp., Class A*	278
152	Thomson Reuters Corp.	5,761
377	Time Warner, Inc.	29,040
76	Toll Brothers, Inc.*	2,705
47	TRW Automotive Holdings Corp.*	4,526
214	Twenty-First Century Fox, Inc., Class A	7,580
13	Urban Outfitters, Inc.*	517
19	Visteon Corp.*	1,923
120	Walt Disney Co. (The)	10,786
117	Wendy’s Co. (The)	954
30	Whirlpool Corp.	4,591
		275,277
	Consumer Staples — 5.5%

46	Altria Group, Inc.	1,982
252	Archer-Daniels-Midland Co.	12,565
110	Avon Products, Inc.	1,544
63	Bunge Ltd.	5,333
25	Campbell Soup Co.	1,120
9	Clorox Co. (The)	797
41	Colgate-Palmolive Co.	2,654
180	ConAgra Foods, Inc.	5,796
5	Constellation Brands, Inc., Class A*	435
11	Costco Wholesale Corp.	1,332
6	Coty, Inc., Class A	103
428	CVS Caremark Corp.	34,005
26	Energizer Holdings, Inc.	3,160
2	Hain Celestial Group, Inc. (The)*	197
27	Ingredion, Inc.	2,154
44	J.M. Smucker Co. (The)	4,514
10	Kellogg Co.	650
28	Kimberly-Clark Corp.	3,024
58	Molson Coors Brewing Co., Class B	4,289
722	Mondelez International, Inc., Class A	26,129
277	Philip Morris International, Inc.	23,706
23	Pilgrim’s Pride Corp.*	687
23	Pinnacle Foods, Inc.	744
1,089	Procter & Gamble Co. (The)	90,507
32	Reynolds American, Inc.	1,871
138	Rite Aid Corp.*	858
98	Safeway, Inc.	3,408
156	Sysco Corp.	5,901
116	Tyson Foods, Inc., Class A	4,415
101	Walgreen Co.	6,113
611	Wal-Mart Stores, Inc.	46,131
89	Whole Foods Market, Inc.	3,483
		299,607
	Energy — 10.8%

200	Anadarko Petroleum Corp.	22,538
165	Apache Corp.	16,802
21	Atwood Oceanics, Inc.*	1,038
171	Baker Hughes, Inc.	11,823
31	Cameron International Corp.*	2,304
173	Chesapeake Energy Corp.	4,706
813	Chevron Corp.	105,243

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
33	Cimarex Energy Co.	$4,790
14	Cobalt International Energy, Inc.*	215
524	ConocoPhillips	42,559
98	CONSOL Energy, Inc.	3,947
4	CVR Energy, Inc.	199
150	Denbury Resources, Inc.	2,583
174	Devon Energy Corp.	13,123
29	Diamond Offshore Drilling, Inc.	1,274
31	Energen Corp.	2,495
14	EP Energy Corp., Class A*	271
6	EQT Corp.	594
1,833	Exxon Mobil Corp.	182,310
13	Frank’s International N.V.	262
22	Golar LNG Ltd.	1,386
7	Gulfport Energy Corp.*	410
13	Helmerich & Payne, Inc.	1,366
119	Hess Corp.	12,031
69	HollyFrontier Corp.	3,452
203	Kinder Morgan, Inc.	8,173
4	Laredo Petroleum, Inc.*	95
289	Marathon Oil Corp.	12,048
27	Marathon Petroleum Corp.	2,457
77	Murphy Oil Corp.	4,810
114	Nabors Industries Ltd.	3,102
168	National Oilwell Varco, Inc.	14,520
58	Newfield Exploration Co.*	2,600
44	Noble Energy, Inc.	3,174
335	Occidental Petroleum Corp.	34,750
20	Oil States International, Inc.*	1,291
42	ONEOK, Inc.	2,948
30	Patterson-UTI Energy, Inc.	1,036
20	PBF Energy, Inc., Class A	568
116	Peabody Energy Corp.	1,842
143	Phillips 66	12,444
67	QEP Resources, Inc.	2,383
2	Rice Energy, Inc.*	59
53	Rowan Cos. PLC, Class A	1,607
211	SandRidge Energy, Inc.*	1,106
106	Seadrill Ltd.	3,948
12	Seventy Seven Energy, Inc.*	282
286	Spectra Energy Corp.	11,915
62	Superior Energy Services, Inc.	2,222
11	Teekay Corp.	675
31	Tesoro Corp.	2,007
21	Tidewater, Inc.	1,068
46	Ultra Petroleum Corp.*	1,220
20	Unit Corp.*	1,316
173	Valero Energy Corp.	9,366
46	Whiting Petroleum Corp.*	4,262
24	World Fuel Services Corp.	1,065
86	WPX Energy, Inc.*	2,289
		590,369
	Financials — 22.7%

144	ACE Ltd.	15,311
194	Aflac, Inc.	11,881
31	Alexandria Real Estate Equities, Inc. (REIT)	2,451
7	Alleghany Corp.*	3,018
42	Allied World Assurance Co. Holdings AG	1,554
185	Allstate Corp. (The)	11,376
12	Ally Financial, Inc.*	295
45	American Campus Communities, Inc. (REIT)	1,778
151	American Capital Agency Corp. (REIT)	3,571
26	American Financial Group, Inc./OH	1,559
64	American Homes 4 Rent, Class A (REIT)	1,144
617	American International Group, Inc.	34,589
3	American National Insurance Co.	341
388	American Realty Capital Properties, Inc. (REIT)	5,106
53	Ameriprise Financial, Inc.	6,665
404	Annaly Capital Management, Inc. (REIT)	4,808
29	Aon PLC	2,528
27	Apartment Investment & Management Co., Class A (REIT)	925
57	Arch Capital Group Ltd.*	3,168
4	Arthur J. Gallagher & Co.	189
28	Aspen Insurance Holdings Ltd.	1,191
68	Associated Banc-Corp	1,236
31	Assurant, Inc.	2,069
72	Assured Guaranty Ltd.	1,739
55	AvalonBay Communities, Inc. (REIT)	8,475
46	Axis Capital Holdings Ltd.	2,218
4,489	Bank of America Corp.	72,228
19	Bank of Hawaii Corp.	1,103
487	Bank of New York Mellon Corp. (The)	19,081
43	BankUnited, Inc.	1,357
307	BB&T Corp.	11,460
781	Berkshire Hathaway, Inc., Class B*	107,192
82	BioMed Realty Trust, Inc. (REIT)	1,841
34	BlackRock, Inc.	11,238
12	BOK Financial Corp.	809
57	Boston Properties, Inc. (REIT)	6,921
76	Brandywine Realty Trust (REIT)	1,218
21	Brixmor Property Group, Inc. (REIT)	497
49	Brown & Brown, Inc.	1,598
37	Camden Property Trust (REIT)	2,769
244	Capital One Financial Corp.	20,023
71	CBL & Associates Properties, Inc. (REIT)	1,349
401	Charles Schwab Corp. (The)	11,432
439	Chimera Investment Corp. (REIT)	1,453
104	Chubb Corp. (The)	9,563
70	Cincinnati Financial Corp.	3,366
83	CIT Group, Inc.	3,981
1,297	Citigroup, Inc.	66,990
20	City National Corp./CA	1,518
136	CME Group, Inc.	10,411
11	CNA Financial Corp.	426
45	Columbia Property Trust, Inc. (REIT)	1,155
78	Comerica, Inc.	3,927
35	Commerce Bancshares, Inc./MO	1,615
37	Corporate Office Properties Trust (REIT)	1,050
50	Corrections Corp. of America (REIT)	1,782
23	Cullen/Frost Bankers, Inc.	1,808
129	DDR Corp. (REIT)	2,350
58	Digital Realty Trust, Inc. (REIT)	3,784
199	Discover Financial Services	12,412
61	Douglas Emmett, Inc. (REIT)	1,743
141	Duke Realty Corp. (REIT)	2,623
123	E*TRADE Financial Corp.*	2,738
61	East West Bancorp, Inc.	2,125
19	Endurance Specialty Holdings Ltd.	1,103
55	Equity Commonwealth (REIT)*	1,478
10	Equity Lifestyle Properties, Inc. (REIT)	457
154	Equity Residential (REIT)	10,236
27	Essex Property Trust, Inc. (REIT)	5,223
20	Everest Re Group Ltd.	3,277
10	Federal Realty Investment Trust (REIT)	1,248
11	Federated Investors, Inc., Class B	338
363	Fifth Third Bancorp	7,407
101	First Horizon National Corp.	1,228
152	First Niagara Financial Group, Inc.	1,322
59	First Republic Bank/CA	2,885
118	FNF Group*	3,341

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
41	FNFV Group*	$614
70	Forest City Enterprises, Inc., Class A*	1,456
31	Franklin Resources, Inc.	1,752
81	Fulton Financial Corp.	934
30	Gaming and Leisure Properties, Inc. (REIT)	999
242	General Growth Properties, Inc. (REIT)	5,946
212	Genworth Financial, Inc., Class A*	3,008
191	Goldman Sachs Group, Inc. (The)	34,210
19	Hanover Insurance Group, Inc. (The)	1,206
192	Hartford Financial Services Group, Inc. (The)	7,114
43	HCC Insurance Holdings, Inc.	2,156
196	HCP, Inc. (REIT)	8,493
61	Health Care REIT, Inc. (REIT)	4,122
89	Healthcare Trust of America, Inc., Class A (REIT)	1,108
24	Home Properties, Inc. (REIT)	1,541
64	Hospitality Properties Trust (REIT)	1,884
323	Host Hotels & Resorts, Inc. (REIT)	7,371
9	Howard Hughes Corp. (The)*	1,425
226	Hudson City Bancorp, Inc.	2,231
353	Huntington Bancshares, Inc./OH	3,475
23	Interactive Brokers Group, Inc., Class A	539
28	IntercontinentalExchange, Inc.	5,292
156	Invesco Ltd.	6,371
14	Jones Lang LaSalle, Inc.	1,871
1,615	JPMorgan Chase & Co.	96,012
377	KeyCorp	5,131
35	Kilroy Realty Corp. (REIT)	2,214
175	Kimco Realty Corp. (REIT)	4,111
27	Legg Mason, Inc.	1,332
132	Leucadia National Corp.	3,291
63	Liberty Property Trust (REIT)	2,231
113	Lincoln National Corp.	6,220
139	Loews Corp.	6,080
56	M&T Bank Corp.	6,923
60	Macerich Co. (The) (REIT)	3,917
6	Markel Corp.*	3,959
76	Marsh & McLennan Cos., Inc.	4,036
60	MBIA, Inc.*	626
11	Mercury General Corp.	564
399	MetLife, Inc.	21,841
156	MFA Financial, Inc. (REIT)	1,317
32	Mid-America Apartment Communities, Inc. (REIT)	2,314
655	Morgan Stanley	22,473
28	MSCI, Inc.*	1,292
50	NASDAQ OMX Group, Inc. (The)	2,173
53	National Retail Properties, Inc. (REIT)	1,968
1	Nationstar Mortgage Holdings, Inc.*	35
180	Navient Corp.	3,229
189	New York Community Bancorp, Inc.	3,015
101	Northern Trust Corp.	7,004
62	NorthStar Asset Management Group, Inc./NY*	1,146
66	NorthStar Realty Finance Corp. (REIT)	1,222
111	Old Republic International Corp.	1,704
36	Omega Healthcare Investors, Inc. (REIT)	1,356
44	PacWest Bancorp	1,845
22	PartnerRe Ltd.	2,457
132	People’s United Financial, Inc.	1,973
66	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,286
39	Plum Creek Timber Co., Inc. (REIT)	1,585
228	PNC Financial Services Group, Inc. (The)	19,323
44	Popular, Inc.*	1,362
23	Post Properties, Inc. (REIT)	1,265
126	Principal Financial Group, Inc.	6,841
25	ProAssurance Corp.	1,155
253	Progressive Corp. (The)	6,330
213	Prologis, Inc. (REIT)	8,720
34	Protective Life Corp.	2,360
196	Prudential Financial, Inc.	17,581
5	Public Storage (REIT)	876
53	Raymond James Financial, Inc.	2,896
48	Rayonier, Inc. (REIT)	1,645
35	Realogy Holdings Corp.*	1,427
95	Realty Income Corp. (REIT)	4,248
39	Regency Centers Corp. (REIT)	2,228
589	Regions Financial Corp.	5,978
21	Reinsurance Group of America, Inc.	1,743
17	RenaissanceRe Holdings Ltd.	1,741
101	Retail Properties of America, Inc., Class A (REIT)	1,598
35	Santander Consumer USA Holdings, Inc.	652
4	SEI Investments Co.	152
87	Senior Housing Properties Trust (REIT)	2,030
2	Signature Bank/NY*	237
34	Simon Property Group, Inc. (REIT)	5,781
41	SL Green Realty Corp. (REIT)	4,483
119	SLM Corp.	1,054
170	Spirit Realty Capital, Inc. (REIT)	2,008
19	StanCorp Financial Group, Inc.	1,245
94	Starwood Property Trust, Inc. (REIT)	2,242
184	State Street Corp.	13,254
227	SunTrust Banks, Inc.	8,644
20	SVB Financial Group*	2,226
59	Synovus Financial Corp.	1,425
15	Tanger Factory Outlet Centers, Inc. (REIT)	524
2	Taubman Centers, Inc. (REIT)	152
71	TCF Financial Corp.	1,122
14	TD Ameritrade Holding Corp.	464
32	TFS Financial Corp.*	462
56	Torchmark Corp.	3,055
148	Travelers Cos., Inc. (The)	14,017
156	Two Harbors Investment Corp. (REIT)	1,672
733	U.S. Bancorp/MN	30,991
107	UDR, Inc. (REIT)	3,201
110	Unum Group	3,990
39	Validus Holdings Ltd.	1,525
66	Ventas, Inc. (REIT)	4,341
62	Vornado Realty Trust (REIT)	6,564
61	Voya Financial, Inc.	2,384
43	W. R. Berkley Corp.	2,079
66	Washington Prime Group, Inc. (REIT)	1,288
52	Weingarten Realty Investors (REIT)	1,779
2,038	Wells Fargo & Co.	104,835
201	Weyerhaeuser Co. (REIT)	6,824
3	White Mountains Insurance Group Ltd.	1,903
42	WP Carey, Inc. (REIT)	2,868
116	XL Group PLC	3,965
87	Zions Bancorp.	2,535
		1,247,954
	Health Care — 10.4%

641	Abbott Laboratories	27,076
107	Aetna, Inc.	8,788
122	Agilent Technologies, Inc.	6,974
35	Alere, Inc.*	1,241
9	Alkermes PLC*	403
48	Allscripts Healthcare Solutions, Inc.*	709
4	Alnylam Pharmaceuticals, Inc.*	279
17	Amgen, Inc.	2,369
9	Bio-Rad Laboratories, Inc., Class A*	1,082
511	Boston Scientific Corp.*	6,479

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
455	Bristol-Myers Squibb Co.	$23,046
133	Cardinal Health, Inc.	9,802
88	CareFusion Corp.*	4,040
11	Charles River Laboratories International, Inc.*	650
106	Cigna Corp.	10,028
49	Community Health Systems, Inc.*	2,660
5	Cooper Cos., Inc. (The)	815
2	Covance, Inc.*	166
192	Covidien PLC	16,671
2	Cubist Pharmaceuticals, Inc.*	138
50	DaVita HealthCare Partners, Inc.*	3,734
42	DENTSPLY International, Inc.	2,004
420	Eli Lilly & Co.	26,695
44	Express Scripts Holding Co.*	3,253
126	HCA Holdings, Inc.*	8,797
34	Health Net, Inc.*	1,605
23	Hill-Rom Holdings, Inc.	1,008
69	Hologic, Inc.*	1,716
71	Hospira, Inc.*	3,816
66	Humana, Inc.	8,497
1	Intuitive Surgical, Inc.*	470
1,018	Johnson & Johnson	105,597
22	Laboratory Corp. of America Holdings*	2,359
19	LifePoint Hospitals, Inc.*	1,421
13	Mallinckrodt PLC*	1,059
15	MEDNAX, Inc.*	859
426	Medtronic, Inc.	27,200
1,073	Merck & Co., Inc.	64,498
4	Myriad Genetics, Inc.*	145
42	Omnicare, Inc.	2,678
33	Patterson Cos., Inc.	1,329
39	PerkinElmer, Inc.	1,749
44	Perrigo Co. PLC	6,545
2,723	Pfizer, Inc.	80,029
100	QIAGEN N.V.*	2,416
62	Quest Diagnostics, Inc.	3,919
13	Quintiles Transnational Holdings, Inc.*	730
9	Sirona Dental Systems, Inc.*	734
43	St. Jude Medical, Inc.	2,820
58	Stryker Corp.	4,832
8	Techne Corp.	764
18	Teleflex, Inc.	1,971
102	Thermo Fisher Scientific, Inc.	12,261
418	UnitedHealth Group, Inc.	36,232
30	Universal Health Services, Inc., Class B	3,433
38	VCA, Inc.*	1,548
119	WellPoint, Inc.	13,865
66	Zimmer Holdings, Inc.	6,554
		572,558
	Industrials — 8.0%

18	A. O. Smith Corp.	883
74	ADT Corp. (The)	2,728
42	AECOM Technology Corp.*	1,589
40	AGCO Corp.	1,954
41	Air Lease Corp.	1,554
5	Alaska Air Group, Inc.	232
14	Alliant Techsystems, Inc.	1,764
1	AMERCO	278
47	Babcock & Wilcox Co. (The)	1,365
27	Carlisle Cos., Inc.	2,238
210	Caterpillar, Inc.	22,905
9	Cintas Corp.	595
7	Clean Harbors, Inc.*	424
24	Con-way, Inc.	1,230
3	Copa Holdings S.A., Class A	369
27	Covanta Holding Corp.	567
13	Crane Co.	905
429	CSX Corp.	13,260
198	Danaher Corp.	15,169
121	Deere & Co.	10,175
343	Delta Air Lines, Inc.	13,576
5	Donaldson Co., Inc.	209
19	Dover Corp.	1,670
10	Dun & Bradstreet Corp. (The)	1,174
203	Eaton Corp. PLC	14,171
76	Emerson Electric Co.	4,865
24	Equifax, Inc.	1,890
81	Exelis, Inc.	1,392
72	FedEx Corp.	10,647
26	Fluor Corp.	1,921
41	Fortune Brands Home & Security, Inc.	1,772
20	GATX Corp.	1,325
131	General Dynamics Corp.	16,146
4,280	General Electric Co.	111,194
12	Genesee & Wyoming, Inc., Class A*	1,180
21	Hubbell, Inc., Class B	2,539
3	Huntington Ingalls Industries, Inc.	306
3	IDEX Corp.	231
106	Ingersoll-Rand PLC	6,381
8	Iron Mountain, Inc. (REIT)	288
30	ITT Corp.	1,436
56	Jacobs Engineering Group, Inc.*	3,019
43	Joy Global, Inc.	2,715
11	Kansas City Southern	1,269
36	KAR Auction Services, Inc.	1,086
63	KBR, Inc.	1,387
34	Kennametal, Inc.	1,524
37	L-3 Communications Holdings, Inc.	4,068
23	Lincoln Electric Holdings, Inc.	1,635
34	Manpowergroup, Inc.	2,638
24	MRC Global, Inc.*	596
20	Navistar International Corp.*	754
30	Nielsen N.V.	1,410
104	Norfolk Southern Corp.	11,128
91	Northrop Grumman Corp.	11,577
42	NOW, Inc.*	1,387
36	Oshkosh Corp.	1,788
50	Owens Corning	1,800
13	PACCAR, Inc.	817
30	Parker-Hannifin Corp.	3,465
77	Pentair PLC	5,241
47	Pitney Bowes, Inc.	1,272
69	Quanta Services, Inc.*	2,507
77	R.R. Donnelley & Sons Co.	1,361
134	Raytheon Co.	12,910
19	Regal-Beloit Corp.	1,350
113	Republic Services, Inc.	4,444
7	Rockwell Collins, Inc.	539
23	Roper Industries, Inc.	3,463
23	Ryder System, Inc.	2,078
21	Snap-on, Inc.	2,624
32	Southwest Airlines Co.	1,024
4	Spirit AeroSystems Holdings, Inc., Class A*	153
19	SPX Corp.	1,977
59	Stanley Black & Decker, Inc.	5,398
47	Terex Corp.	1,758
119	Textron, Inc.	4,522
33	Timken Co. (The)	1,495
28	Towers Watson & Co., Class A	3,070
15	Trinity Industries, Inc.	726
17	Triumph Group, Inc.	1,179
21	Tyco International Ltd.	937
347	United Technologies Corp.	37,469
29	URS Corp.	1,757
11	Valmont Industries, Inc.	1,548
3	Veritiv Corp.*	134
21	Waste Connections, Inc.	1,030

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
178	Waste Management, Inc.	$8,361
19	WESCO International, Inc.*	1,596
22	Xylem, Inc.	820
		441,303
	Information Technology — 7.3%

72	Activision Blizzard, Inc.	1,695
84	Altera Corp.	2,969
68	Amdocs Ltd.	3,203
73	Analog Devices, Inc.	3,732
30	ANSYS, Inc.*	2,439
34	AOL, Inc.*	1,470
173	Applied Materials, Inc.	3,997
43	Arrow Electronics, Inc.*	2,677
20	Autodesk, Inc.*	1,073
47	Avnet, Inc.	2,092
20	AVX Corp.	276
2	Booz Allen Hamilton Holding Corp.	44
228	Broadcom Corp., Class A	8,979
186	Brocade Communications Systems, Inc.	1,962
137	CA, Inc.	3,869
2,187	Cisco Systems, Inc.	54,653
7	Citrix Systems, Inc.*	492
58	Computer Sciences Corp.	3,468
39	CoreLogic, Inc.*	1,103
429	Corning, Inc.	8,949
24	Cree, Inc.*	1,093
20	Dolby Laboratories, Inc., Class A*	932
2	DST Systems, Inc.	186
14	EchoStar Corp., Class A*	706
31	Electronic Arts, Inc.*	1,173
787	EMC Corp.	23,240
108	Fidelity National Information Services, Inc.	6,129
7	FireEye, Inc.*	218
31	First Solar, Inc.*	2,160
18	FLIR Systems, Inc.	608
4	Freescale Semiconductor Ltd.*	84
61	Genpact Ltd.*	1,061
36	Harris Corp.	2,570
809	Hewlett-Packard Co.	30,742
19	IAC/InterActiveCorp	1,322
5	Informatica Corp.*	170
66	Ingram Micro, Inc., Class A*	1,903
1,944	Intel Corp.	67,884
87	Jabil Circuit, Inc.	1,877
99	JDS Uniphase Corp.*	1,143
158	Juniper Networks, Inc.	3,664
6	KLA-Tencor Corp.	459
36	Knowles Corp.*	1,185
51	Lam Research Corp.	3,667
27	Leidos Holdings, Inc.	1,017
26	Lexmark International, Inc., Class A	1,315
173	Marvell Technology Group Ltd.	2,406
10	Maxim Integrated Products, Inc.	309
56	Micron Technology, Inc.*	1,826
8	MICROS Systems, Inc.*	544
1,245	Microsoft Corp.	56,560
74	Motorola Solutions, Inc.	4,396
65	NCR Corp.*	2,220
90	NetApp, Inc.	3,794
112	Nuance Communications, Inc.*	1,905
199	NVIDIA Corp.	3,871
92	ON Semiconductor Corp.*	898
15	Paychex, Inc.	625
40	Rovi Corp.*	925
51	SanDisk Corp.	4,996
9	Stratasys Ltd.*	1,080
78	SunEdison, Inc.*	1,718
18	SunPower Corp.*	688
295	Symantec Corp.	7,163
66	Synopsys, Inc.*	2,699
16	Tech Data Corp.*	1,080
14	Teradata Corp.*	639
78	Teradyne, Inc.	1,606
16	Total System Services, Inc.	503
58	Vishay Intertechnology, Inc.	928
95	Western Digital Corp.	9,786
498	Xerox Corp.	6,877
430	Yahoo!, Inc.*	16,559
308	Zynga, Inc., Class A*	892
		403,143
	Materials — 2.7%

91	Air Products & Chemicals, Inc.	12,122
20	Albemarle Corp.	1,272
500	Alcoa, Inc.	8,305
46	Allegheny Technologies, Inc.	1,940
22	AptarGroup, Inc.	1,411
33	Ashland, Inc.	3,538
27	Avery Dennison Corp.	1,300
43	Bemis Co., Inc.	1,752
26	Cabot Corp.	1,424
21	Carpenter Technology Corp.	1,149
61	Celanese Corp.	3,815
22	CF Industries Holdings, Inc.	5,669
65	Cliffs Natural Resources, Inc.	980
13	Cytec Industries, Inc.	1,340
27	Domtar Corp.	1,007
432	Dow Chemical Co. (The)	23,134
22	E.I. du Pont de Nemours & Co.	1,454
6	Eastman Chemical Co.	495
443	Freeport-McMoRan, Inc.	16,112
14	Greif, Inc., Class A	670
26	Huntsman Corp.	699
156	International Paper Co.	7,558
72	MeadWestvaco Corp.	3,096
143	Mosaic Co. (The)	6,830
213	Newmont Mining Corp.	5,770
136	Nucor Corp.	7,388
28	Owens-Illinois, Inc.*	862
16	Rayonier Advanced Materials, Inc.*	531
33	Reliance Steel & Aluminum Co.	2,307
61	Rock-Tenn Co., Class A	2,999
29	Rockwood Holdings, Inc.	2,348
28	Royal Gold, Inc.	2,177
4	RPM International, Inc.	189
27	Sigma-Aldrich Corp.	2,808
44	Sonoco Products Co.	1,811
102	Steel Dynamics, Inc.	2,371
30	Tahoe Resources, Inc.*	769
16	TimkenSteel Corp.	764
62	United States Steel Corp.	2,396
56	Vulcan Materials Co.	3,549
3	Westlake Chemical Corp.	291
4	WR Grace & Co.*	396
		146,798
	Telecommunication Services — 1.8%

2,216	AT&T, Inc.	77,471
230	CenturyLink, Inc.	9,428
428	Frontier Communications Corp.	2,910
5	Level 3 Communications, Inc.*	225
311	Sprint Corp.*	1,745
37	Telephone & Data Systems, Inc.	975
113	T-Mobile US, Inc.*	3,399
6	United States Cellular Corp.*	226
16	Windstream Holdings, Inc.	181
		96,560

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Utilities — 4.8%

310	AES Corp. (The)	$4,706
51	AGL Resources, Inc.	2,719
47	Alliant Energy Corp.	2,749
104	Ameren Corp.	4,159
208	American Electric Power Co., Inc.	11,170
76	American Water Works Co., Inc.	3,846
76	Aqua America, Inc.	1,901
43	Atmos Energy Corp.	2,174
155	Calpine Corp.*	3,684
183	CenterPoint Energy, Inc.	4,546
115	CMS Energy Corp.	3,512
125	Consolidated Edison, Inc.	7,236
233	Dominion Resources, Inc.	16,361
76	DTE Energy Co.	5,947
302	Duke Energy Corp.	22,345
139	Edison International	8,221
77	Entergy Corp.	5,961
367	Exelon Corp.	12,265
179	FirstEnergy Corp.	6,129
66	Great Plains Energy, Inc.	1,694
43	Hawaiian Electric Industries, Inc.	1,092
34	Integrys Energy Group, Inc.	2,308
4	ITC Holdings Corp.	149
82	MDU Resources Group, Inc.	2,567
36	National Fuel Gas Co.	2,752
186	NextEra Energy, Inc.	18,312
134	NiSource, Inc.	5,316
135	Northeast Utilities	6,195
144	NRG Energy, Inc.	4,432
85	OGE Energy Corp.	3,189
107	Pepco Holdings, Inc.	2,949
198	PG&E Corp.	9,203
47	Pinnacle West Capital Corp.	2,677
284	PPL Corp.	9,835
216	Public Service Enterprise Group, Inc.	8,076
75	Questar Corp.	1,763
60	SCANA Corp.	3,116
105	Sempra Energy	11,127
381	Southern Co. (The)	16,916
100	TECO Energy, Inc.	1,810
49	UGI Corp.	2,596
35	Vectren Corp.	1,443
55	Westar Energy, Inc.	2,031
96	Wisconsin Energy Corp.	4,352
214	Xcel Energy, Inc.	6,859
		262,390
	Total Common Stocks (Cost $4,137,954)	4,335,959

Principal Amount
	U.S. Government & Agency Security (a) — 4.7%
$260,905	Federal Home Loan Bank
	0.00%, due 09/02/14	260,905
	Total U.S. Government & Agency Security (Cost $260,905)	260,905

	Repurchase Agreements (a)(b) — 2.5%
139,778	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $139,778	139,778
	Total Repurchase Agreements (Cost $139,778)	139,778

	Total Investment Securities (Cost $4,538,637) — 86.2%	4,736,642
	Other assets less liabilities — 13.8%	759,383
	Net Assets — 100.0%	$5,496,025

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $502,489.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,029
Aggregate gross unrealized depreciation	(61,527)
Net unrealized appreciation	$106,502
Federal income tax cost of investments	$4,630,140

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$229,649	11/06/15	Credit Suisse International	0.21%	Russell 1000® Value Index	$29,585
58,487	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Value ETF	6,595
579,490	01/06/16	Deutsche Bank AG	0.02%	Russell 1000® Value Index	(1,164)
50,915	11/06/15	Morgan Stanley & Co. International PLC	0.26%	iShares® Russell 1000 Value ETF	58,763
2,582,551	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Russell 1000® Value Index	259,286
2,832,122	11/06/15	Societe Generale	0.56%	Russell 1000® Value Index	313,247
323,795	01/06/15	UBS AG	0.51%	Russell 1000® Value Index	85,132
$6,657,009					$751,444

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 78.4%
	Consumer Discretionary — 14.4%

17	Aaron’s, Inc.	$436
15	Abercrombie & Fitch Co., Class A	627
107	Advance Auto Parts, Inc.	14,597
552	Amazon.com, Inc.*	187,150
88	AMC Networks, Inc., Class A*	5,507
57	Aramark	1,476
107	AutoNation, Inc.*	5,805
48	AutoZone, Inc.*	25,864
58	Bally Technologies, Inc.*	4,599
127	Bed Bath & Beyond, Inc.*	8,161
126	Best Buy Co., Inc.	4,018
25	Big Lots, Inc.	1,159
336	BorgWarner, Inc.	20,896
95	Brinker International, Inc.	4,646
155	Burger King Worldwide, Inc.	4,966
9	Cabela’s, Inc.*	549
287	Cablevision Systems Corp., Class A	5,312
223	CarMax, Inc.*	11,685
79	Carter’s, Inc.	6,540
697	CBS Corp. (Non-Voting), Class B	41,325
13	CBS Outdoor Americas, Inc. (REIT)	447
117	Charter Communications, Inc., Class A*	18,354
99	Chico’s FAS, Inc.	1,564
46	Chipotle Mexican Grill, Inc.*	31,218
4	Choice Hotels International, Inc.	217
170	Cinemark Holdings, Inc.	5,999
29	Clear Channel Outdoor Holdings, Inc., Class A	201
403	Coach, Inc.	14,843
3,483	Comcast Corp., Class A	190,625
95	CST Brands, Inc.	3,310
44	D.R. Horton, Inc.	954
51	Deckers Outdoor Corp.*	4,704
25	Dick’s Sporting Goods, Inc.	1,127
26	Dillard’s, Inc., Class A	2,972
687	DIRECTV*	59,391
337	Discovery Communications, Inc., Class A*	14,734
337	Discovery Communications, Inc., Class C*	14,481
230	DISH Network Corp., Class A*	14,906
347	Dollar General Corp.*	22,205
304	Dollar Tree, Inc.*	16,302
82	Domino’s Pizza, Inc.	6,187
156	Dunkin’ Brands Group, Inc.	6,792
149	Expedia, Inc.	12,799
133	Family Dollar Stores, Inc.	10,617
31	Foot Locker, Inc.	1,739
69	Fossil Group, Inc.*	6,989
9	GameStop Corp., Class A	380
389	Gap, Inc. (The)	17,952
126	Gentex Corp.	3,723
211	Genuine Parts Co.	18,513
134	GNC Holdings, Inc., Class A	5,085
405	Goodyear Tire & Rubber Co. (The)	10,518
707	Groupon, Inc.*	4,808
403	H&R Block, Inc.	13,513
146	Hanesbrands, Inc.	14,991
321	Harley-Davidson, Inc.	20,403
100	Harman International Industries, Inc.	11,508
143	Hasbro, Inc.	7,530
199	Hilton Worldwide Holdings, Inc.*	5,039
2,010	Home Depot, Inc. (The)	187,935
127	HomeAway, Inc.*	4,216
3	Hyatt Hotels Corp., Class A*	183
623	Interpublic Group of Cos., Inc. (The)	12,167
58	Jarden Corp.*	3,468
261	Johnson Controls, Inc.	12,739
186	Kate Spade & Co.*	6,015
17	Kohl’s Corp.	999
128	L Brands, Inc.	8,173
117	Lamar Advertising Co., Class A	6,140
553	Las Vegas Sands Corp.	36,780
96	Lear Corp.	9,709
101	Leggett & Platt, Inc.	3,544
16	Lennar Corp., Class A	627
361	Liberty Interactive Corp., Class A*	10,657
108	Liberty TripAdvisor Holdings, Inc., Class A*	3,863
108	Liberty Ventures*	4,114
118	Lions Gate Entertainment Corp.	3,824
108	Live Nation Entertainment, Inc.*	2,372
444	LKQ Corp.*	12,610
1,497	Lowe’s Cos., Inc.	78,607
411	Macy’s, Inc.	25,601
285	Marriott International, Inc., Class A	19,779
180	Mattel, Inc.	6,208
1,453	McDonald’s Corp.	136,175
47	MGM Resorts International*	1,150
300	Michael Kors Holdings Ltd.*	24,036
28	Morningstar, Inc.	1,923
32	Murphy USA, Inc.*	1,743
88	Netflix, Inc.*	42,032
241	Newell Rubbermaid, Inc.	8,078
1,027	NIKE, Inc., Class B	80,671
204	Nordstrom, Inc.	14,127
123	Norwegian Cruise Line Holdings Ltd.*	4,097
6	NVR, Inc.*	7,039
380	Omnicom Group, Inc.	27,364
156	O’Reilly Automotive, Inc.*	24,333
36	Panera Bread Co., Class A*	5,398
28	Penske Automotive Group, Inc.	1,343
146	PetSmart, Inc.	10,449
97	Polaris Industries, Inc.	14,102
76	Priceline Group, Inc. (The)*	94,568
106	PVH Corp.	12,374
65	Ralph Lauren Corp.	10,998
31	Regal Entertainment Group, Class A	653
312	Ross Stores, Inc.	23,531
176	Sally Beauty Holdings, Inc.*	4,907
155	Scripps Networks Interactive, Inc., Class A	12,355
31	Sears Holdings Corp.*	1,079
100	SeaWorld Entertainment, Inc.	2,079
244	Service Corp. International	5,410
81	Signet Jewelers Ltd.	9,548
3,810	Sirius XM Holdings, Inc.*	13,830
107	Six Flags Entertainment Corp.	3,903
1,106	Starbucks Corp.	86,058
127	Starwood Hotels & Resorts Worldwide, Inc.	10,737
121	Starz, Class A*	3,786
94	Target Corp.	5,647
89	Tempur Sealy International, Inc.*	5,208
140	Tesla Motors, Inc.*	37,758
68	Thor Industries, Inc.	3,652
166	Tiffany & Co.	16,756
409	Time Warner Cable, Inc.	60,503
1,029	TJX Cos., Inc. (The)	61,339
204	Tractor Supply Co.	13,658
164	TripAdvisor, Inc.*	16,251
74	Tupperware Brands Corp.	5,421
2,063	Twenty-First Century Fox, Inc., Class A	73,071
95	Ulta Salon Cosmetics & Fragrance, Inc.*	9,244
254	Under Armour, Inc., Class A*	17,363

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
114	Urban Outfitters, Inc.*	$4,536
507	VF Corp.	32,509
632	Viacom, Inc., Class B	51,287
2,133	Walt Disney Co. (The)	191,714
11	Whirlpool Corp.	1,683
138	Williams-Sonoma, Inc.	9,076
187	Wyndham Worldwide Corp.	15,136
119	Wynn Resorts Ltd.	22,953
649	Yum! Brands, Inc.	47,007
19	zulily, Inc., Class A*	623
		2,815,559
	Consumer Staples — 8.0%

2,762	Altria Group, Inc.	118,987
94	Archer-Daniels-Midland Co.	4,687
261	Avon Products, Inc.	3,664
226	Brown-Forman Corp., Class B	20,941
170	Campbell Soup Co.	7,619
200	Church & Dwight Co., Inc.	13,648
157	Clorox Co. (The)	13,910
5,836	Coca-Cola Co. (The)	243,478
370	Coca-Cola Enterprises, Inc.	17,679
1,203	Colgate-Palmolive Co.	77,870
220	Constellation Brands, Inc., Class A*	19,160
609	Costco Wholesale Corp.	73,738
81	Coty, Inc., Class A	1,392
244	CVS Caremark Corp.	19,386
289	Dr. Pepper Snapple Group, Inc.	18,184
337	Estee Lauder Cos., Inc. (The), Class A	25,892
253	Flowers Foods, Inc.	4,954
903	General Mills, Inc.	48,202
67	Hain Celestial Group, Inc. (The)*	6,590
112	Herbalife Ltd.	5,710
220	Hershey Co. (The)	20,112
197	Hormel Foods Corp.	9,984
16	Ingredion, Inc.	1,276
344	Kellogg Co.	22,350
208	Keurig Green Mountain, Inc.	27,731
459	Kimberly-Clark Corp.	49,572
875	Kraft Foods Group, Inc.	51,537
749	Kroger Co. (The)	38,184
533	Lorillard, Inc.	31,820
192	McCormick & Co., Inc. (Non-Voting)	13,380
297	Mead Johnson Nutrition Co.	28,393
210	Monster Beverage Corp.*	18,566
87	Nu Skin Enterprises, Inc., Class A	3,891
2,228	PepsiCo, Inc.	206,068
1,357	Philip Morris International, Inc.	116,132
12	Pilgrim’s Pride Corp.*	358
227	Procter & Gamble Co. (The)	18,866
343	Reynolds American, Inc.	20,055
959	Rite Aid Corp.*	5,965
31	Spectrum Brands Holdings, Inc.	2,685
144	Sprouts Farmers Market, Inc.*	4,455
322	Sysco Corp.	12,181
26	Tyson Foods, Inc., Class A	990
1,055	Walgreen Co.	63,849
239	Wal-Mart Stores, Inc.	18,045
256	WhiteWave Foods Co. (The)*	8,965
235	Whole Foods Market, Inc.	9,198
		1,550,299
	Energy — 4.7%

54	Anadarko Petroleum Corp.	6,085
78	Antero Resources Corp.*	4,512
75	Athlon Energy, Inc.*	3,491
21	Atwood Oceanics, Inc.*	1,038
53	Baker Hughes, Inc.	3,664
613	Cabot Oil & Gas Corp.	20,560
192	Cameron International Corp.*	14,271
350	Cheniere Energy, Inc.*	28,091
178	Chesapeake Energy Corp.	4,842
15	Cimarex Energy Co.	2,177
469	Cobalt International Energy, Inc.*	7,199
166	Concho Resources, Inc.*	23,579
63	Continental Resources, Inc.*	10,161
9	CVR Energy, Inc.	447
112	Dresser-Rand Group, Inc.*	7,762
60	Dril-Quip, Inc.*	6,088
803	EOG Resources, Inc.	88,234
202	EQT Corp.	20,010
346	FMC Technologies, Inc.*	21,397
6	Frank’s International N.V.	121
102	Gulfport Energy Corp.*	5,967
1,241	Halliburton Co.	83,904
96	Helmerich & Payne, Inc.	10,085
53	HollyFrontier Corp.	2,652
266	Kinder Morgan, Inc.	10,709
155	Kosmos Energy Ltd.*	1,553
100	Laredo Petroleum, Inc.*	2,364
275	Marathon Petroleum Corp.	25,028
43	Nabors Industries Ltd.	1,170
54	National Oilwell Varco, Inc.	4,667
378	Noble Energy, Inc.	27,269
149	Oasis Petroleum, Inc.*	7,329
159	Oceaneering International, Inc.	11,060
162	ONEOK, Inc.	11,372
109	Patterson-UTI Energy, Inc.	3,765
32	PBF Energy, Inc., Class A	909
341	Phillips 66	29,674
210	Pioneer Natural Resources Co.	43,817
34	QEP Resources, Inc.	1,209
241	Range Resources Corp.	18,940
73	Rice Energy, Inc.*	2,137
90	RPC, Inc.	2,049
1,911	Schlumberger Ltd.	209,522
154	Seadrill Ltd.	5,737
13	Seventy Seven Energy, Inc.*	305
99	SM Energy Co.	8,815
519	Southwestern Energy Co.*	21,372
16	Superior Energy Services, Inc.	573
55	Targa Resources Corp.	7,675
31	Teekay Corp.	1,901
82	Tesoro Corp.	5,309
67	Ultra Petroleum Corp.*	1,778
5	Unit Corp.*	329
187	Valero Energy Corp.	10,124
18	Whiting Petroleum Corp.*	1,668
1,098	Williams Cos., Inc. (The)	65,265
23	World Fuel Services Corp.	1,021
		922,752
	Financials — 4.0%

81	Affiliated Managers Group, Inc.*	17,103
356	Ally Financial, Inc.*	8,758
1,333	American Express Co.	119,370
18	American Financial Group, Inc./OH	1,080
582	American Tower Corp. (REIT)	57,385
98	Ameriprise Financial, Inc.	12,325
335	Aon PLC	29,199
122	Apartment Investment & Management Co., Class A (REIT)	4,181
218	Arthur J. Gallagher & Co.	10,296
40	Artisan Partners Asset Management, Inc., Class A	2,219
72	BlackRock, Inc.	23,798
27	Boston Properties, Inc. (REIT)	3,278
10	Brown & Brown, Inc.	326
126	CBOE Holdings, Inc.	6,681
412	CBRE Group, Inc., Class A*	13,093

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
273	Charles Schwab Corp. (The)	$7,783
28	Columbia Property Trust, Inc. (REIT)	719
491	Crown Castle International Corp. (REIT)	39,039
177	Eaton Vance Corp.	6,931
89	Equity Lifestyle Properties, Inc. (REIT)	4,066
36	Erie Indemnity Co., Class A	2,754
170	Extra Space Storage, Inc. (REIT)	8,959
66	Federal Realty Investment Trust (REIT)	8,236
101	Federated Investors, Inc., Class B	3,100
476	Franklin Resources, Inc.	26,904
21	Gaming and Leisure Properties, Inc. (REIT)	699
240	Health Care REIT, Inc. (REIT)	16,219
42	Healthcare Trust of America, Inc., Class A (REIT)	523
28	Howard Hughes Corp. (The)*	4,434
72	Intercontinental Exchange, Inc.	13,608
97	Invesco Ltd.	3,962
17	Jones Lang LaSalle, Inc.	2,271
60	Legg Mason, Inc.	2,959
89	Leucadia National Corp.	2,219
129	LPL Financial Holdings, Inc.	6,281
544	Marsh & McLennan Cos., Inc.	28,886
400	McGraw Hill Financial, Inc.	32,452
278	Moody’s Corp.	26,012
76	MSCI, Inc.*	3,507
29	Nationstar Mortgage Holdings, Inc.*	1,015
58	NorthStar Asset Management Group, Inc./NY*	1,072
62	NorthStar Realty Finance Corp. (REIT)	1,148
156	Ocwen Financial Corp.*	4,359
61	Omega Healthcare Investors, Inc. (REIT)	2,298
125	Plum Creek Timber Co., Inc. (REIT)	5,079
195	Public Storage (REIT)	34,160
22	Rayonier, Inc. (REIT)	754
93	Realogy Holdings Corp.*	3,792
28	Reinsurance Group of America, Inc.	2,323
9	Santander Consumer USA Holdings, Inc.	168
183	SEI Investments Co.	6,935
69	Signature Bank/NY*	8,174
341	Simon Property Group, Inc. (REIT)	57,980
211	SLM Corp.	1,869
6	SVB Financial Group*	668
386	T. Rowe Price Group, Inc.	31,264
84	Tanger Factory Outlet Centers, Inc. (REIT)	2,932
87	Taubman Centers, Inc. (REIT)	6,627
346	TD Ameritrade Holding Corp.	11,456
205	Ventas, Inc. (REIT)	13,485
62	Vornado Realty Trust (REIT)	6,564
125	Waddell & Reed Financial, Inc., Class A	6,813
81	Weyerhaeuser Co. (REIT)	2,750
		775,300
	Health Care — 10.5%

2,337	AbbVie, Inc.	129,189
373	Actavis PLC*	84,664
157	Aetna, Inc.	12,894
71	Agilent Technologies, Inc.	4,058
291	Alexion Pharmaceuticals, Inc.*	49,263
120	Align Technology, Inc.*	6,535
182	Alkermes PLC*	8,141
437	Allergan, Inc.	71,528
98	Allscripts Healthcare Solutions, Inc.*	1,448
83	Alnylam Pharmaceuticals, Inc.*	5,783
332	AmerisourceBergen Corp.	25,693
1,055	Amgen, Inc.	147,046
56	athenahealth, Inc.*	8,089
797	Baxter International, Inc.	59,759
284	Becton, Dickinson and Co.	33,276
349	Biogen Idec, Inc.*	119,721
214	BioMarin Pharmaceutical, Inc.*	15,241
185	Boston Scientific Corp.*	2,346
869	Bristol-Myers Squibb Co.	44,015
237	Brookdale Senior Living, Inc.*	8,283
162	Bruker Corp.*	3,250
112	C.R. Bard, Inc.	16,625
40	Cardinal Health, Inc.	2,948
304	Catamaran Corp.*	14,324
1,177	Celgene Corp.*	111,839
85	Centene Corp.*	6,641
438	Cerner Corp.*	25,255
34	Charles River Laboratories International, Inc.*	2,009
31	Cigna Corp.	2,933
52	Cooper Cos., Inc. (The)	8,478
76	Covance, Inc.*	6,300
105	Cubist Pharmaceuticals, Inc.*	7,248
91	DaVita HealthCare Partners, Inc.*	6,796
65	DENTSPLY International, Inc.	3,101
155	Edwards Lifesciences Corp.*	15,385
224	Endo International PLC*	14,271
119	Envision Healthcare Holdings, Inc.*	4,351
985	Express Scripts Holding Co.*	72,821
2,257	Gilead Sciences, Inc.*	242,808
46	HCA Holdings, Inc.*	3,212
125	Henry Schein, Inc.*	14,961
6	Hill-Rom Holdings, Inc.	263
114	Hologic, Inc.*	2,835
75	IDEXX Laboratories, Inc.*	9,298
205	Illumina, Inc.*	36,769
110	IMS Health Holdings, Inc.*	3,069
213	Incyte Corp.*	11,545
18	Intercept Pharmaceuticals, Inc.*	5,215
49	Intuitive Surgical, Inc.*	23,030
87	Jazz Pharmaceuticals PLC*	14,174
653	Johnson & Johnson	67,736
49	Laboratory Corp. of America Holdings*	5,254
122	Mallinckrodt PLC*	9,920
339	McKesson Corp.	66,115
112	Medivation, Inc.*	10,221
96	MEDNAX, Inc.*	5,496
601	Merck & Co., Inc.	36,126
43	Mettler-Toledo International, Inc.*	11,631
549	Mylan, Inc.*	26,681
96	Myriad Genetics, Inc.*	3,474
11	Patterson Cos., Inc.	443
31	PerkinElmer, Inc.	1,390
44	Perrigo Co. PLC	6,545
89	Pharmacyclics, Inc.*	11,071
48	Premier, Inc., Class A*	1,516
39	Quintiles Transnational Holdings, Inc.*	2,189
116	Regeneron Pharmaceuticals, Inc.*	40,660
206	ResMed, Inc.	10,928
93	Salix Pharmaceuticals Ltd.*	14,797
149	Seattle Genetics, Inc.*	6,557
52	Sirona Dental Systems, Inc.*	4,238
269	St. Jude Medical, Inc.	17,644
294	Stryker Corp.	24,493
26	Techne Corp.	2,484
144	Tenet Healthcare Corp.*	8,810
236	Thermo Fisher Scientific, Inc.	28,370
71	United Therapeutics Corp.*	8,366

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
29	Universal Health Services, Inc., Class B	$3,319
153	Varian Medical Systems, Inc.*	13,008
56	Veeva Systems, Inc., Class A*	1,678
347	Vertex Pharmaceuticals, Inc.*	32,469
125	Waters Corp.*	12,929
18	Zimmer Holdings, Inc.	1,788
736	Zoetis, Inc.	26,084
		2,053,156
	Industrials — 9.4%

962	3M Co.	138,528
50	A. O. Smith Corp.	2,454
64	Acuity Brands, Inc.	7,928
10	Air Lease Corp.	379
185	Alaska Air Group, Inc.	8,573
142	Allegion PLC	7,303
198	Allison Transmission Holdings, Inc.	6,075
6	AMERCO	1,667
1,058	American Airlines Group, Inc.	41,167
361	AMETEK, Inc.	19,111
67	Armstrong World Industries, Inc.*	3,865
155	Avis Budget Group, Inc.*	10,464
155	B/E Aerospace, Inc.*	13,135
1,072	Boeing Co. (The)	135,930
218	C.H. Robinson Worldwide, Inc.	14,881
194	Caterpillar, Inc.	21,160
145	Chicago Bridge & Iron Co. N.V.	9,196
118	Cintas Corp.	7,804
66	Clean Harbors, Inc.*	3,996
140	Colfax Corp.*	8,905
38	Copa Holdings S.A., Class A	4,673
165	Copart, Inc.*	5,681
65	Covanta Holding Corp.	1,364
26	Crane Co.	1,809
270	Cummins, Inc.	39,180
210	Danaher Corp.	16,088
118	Deere & Co.	9,923
65	Delta Air Lines, Inc.	2,573
192	Donaldson Co., Inc.	8,037
181	Dover Corp.	15,904
19	Dun & Bradstreet Corp. (The)	2,230
770	Emerson Electric Co.	49,295
96	Equifax, Inc.	7,561
290	Expeditors International of Washington, Inc.	11,977
436	Fastenal Co.	19,742
187	FedEx Corp.	27,654
202	Flowserve Corp.	15,330
143	Fluor Corp.	10,566
102	Fortune Brands Home & Security, Inc.	4,407
147	Foster Wheeler AG	4,798
35	Genesee & Wyoming, Inc., Class A*	3,442
89	Graco, Inc.	6,841
156	HD Supply Holdings, Inc.*	4,332
658	Hertz Global Holdings, Inc.*	19,444
144	Hexcel Corp.*	5,931
1,151	Honeywell International, Inc.	109,610
14	Hubbell, Inc., Class B	1,693
61	Huntington Ingalls Industries, Inc.	6,229
109	IDEX Corp.	8,386
100	IHS, Inc., Class A*	14,247
502	Illinois Tool Works, Inc.	44,281
34	Ingersoll-Rand PLC	2,047
224	Iron Mountain, Inc. (REIT)	8,060
30	ITT Corp.	1,436
135	J.B. Hunt Transport Services, Inc.	10,199
125	Kansas City Southern	14,420
83	KAR Auction Services, Inc.	2,503
84	Kirby Corp.*	10,020
66	Landstar System, Inc.	4,479
72	Lennox International, Inc.	6,031
40	Lincoln Electric Holdings, Inc.	2,844
398	Lockheed Martin Corp.	69,252
199	Manitowoc Co., Inc. (The)	5,855
524	Masco Corp.	12,298
84	Middleby Corp. (The)*	7,243
68	MRC Global, Inc.*	1,688
70	MSC Industrial Direct Co., Inc., Class A	6,310
13	Navistar International Corp.*	490
309	Nielsen N.V.	14,520
95	Nordson Corp.	7,701
96	Norfolk Southern Corp.	10,272
13	NOW, Inc.*	429
92	Old Dominion Freight Line, Inc.*	6,134
478	PACCAR, Inc.	30,023
161	Pall Corp.	13,584
117	Parker-Hannifin Corp.	13,513
20	Pentair PLC	1,361
136	Pitney Bowes, Inc.	3,680
213	Precision Castparts Corp.	51,985
76	Quanta Services, Inc.*	2,762
29	R.R. Donnelley & Sons Co.	512
202	Robert Half International, Inc.	10,142
203	Rockwell Automation, Inc.	23,672
176	Rockwell Collins, Inc.	13,548
93	Rollins, Inc.	2,767
66	Roper Industries, Inc.	9,937
12	Snap-on, Inc.	1,499
62	SolarCity Corp.*	4,258
905	Southwest Airlines Co.	28,969
165	Spirit AeroSystems Holdings, Inc., Class A*	6,328
107	Spirit Airlines, Inc.*	7,532
26	Stanley Black & Decker, Inc.	2,379
124	Stericycle, Inc.*	14,737
8	Timken Co. (The)	362
83	Toro Co. (The)	5,107
78	TransDigm Group, Inc.	14,663
174	Trinity Industries, Inc.	8,418
18	Triumph Group, Inc.	1,249
605	Tyco International Ltd.	26,995
1,331	Union Pacific Corp.	140,114
549	United Continental Holdings, Inc.*	26,138
1,040	United Parcel Service, Inc., Class B	101,223
143	United Rentals, Inc.*	16,824
151	United Technologies Corp.	16,305
137	USG Corp.*	3,969
3	Valmont Industries, Inc.	422
245	Verisk Analytics, Inc., Class A*	15,727
2	Veritiv Corp.*	89
86	W.W. Grainger, Inc.	21,173
83	WABCO Holdings, Inc.*	8,566
142	Wabtec Corp.	11,837
111	Waste Connections, Inc.	5,446
70	Waste Management, Inc.	3,288
196	Xylem, Inc.	7,303
		1,828,386
	Information Technology — 22.2%

162	3D Systems Corp.*	8,669
930	Accenture PLC, Class A	75,386
481	Activision Blizzard, Inc.	11,323
732	Adobe Systems, Inc.*	52,631
908	Advanced Micro Devices, Inc.*	3,786
262	Akamai Technologies, Inc.*	15,830
80	Alliance Data Systems Corp.*	21,171
172	Altera Corp.	6,079
231	Amphenol Corp., Class A	23,795

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
211	Analog Devices, Inc.	$10,786
31	ANSYS, Inc.*	2,520
8,862	Apple, Inc.	908,355
1,195	Applied Materials, Inc.	27,611
185	ARRIS Group, Inc.*	5,663
619	Atmel Corp.*	5,484
264	Autodesk, Inc.*	14,161
709	Automatic Data Processing, Inc.	59,187
367	Avago Technologies Ltd.	30,127
41	Avnet, Inc.	1,825
102	Booz Allen Hamilton Holding Corp.	2,262
177	Broadridge Financial Solutions, Inc.	7,530
425	Cadence Design Systems, Inc.*	7,497
128	CDW Corp.	4,229
218	Citrix Systems, Inc.*	15,317
894	Cognizant Technology Solutions Corp., Class A*	40,883
92	CommScope Holding Co., Inc.*	2,370
13	Computer Sciences Corp.	777
70	Concur Technologies, Inc.*	7,027
446	Corning, Inc.	9,304
47	CoStar Group, Inc.*	6,803
98	Cree, Inc.*	4,465
95	Diebold, Inc.	3,607
36	DST Systems, Inc.	3,341
1,863	eBay, Inc.*	103,397
16	EchoStar Corp., Class A*	807
354	Electronic Arts, Inc.*	13,395
298	EMC Corp.	8,800
78	Equinix, Inc.*	17,024
111	F5 Networks, Inc.*	13,785
2,902	Facebook, Inc., Class A*	217,128
62	FactSet Research Systems, Inc.	7,899
52	Fidelity National Information Services, Inc.	2,951
102	FireEye, Inc.*	3,176
366	Fiserv, Inc.*	23,596
122	FleetCor Technologies, Inc.*	17,530
146	FLIR Systems, Inc.	4,933
201	Fortinet, Inc.*	5,188
143	Freescale Semiconductor Ltd.*	3,010
133	Gartner, Inc.*	9,921
26	Genpact Ltd.*	452
100	Global Payments, Inc.	7,272
413	Google, Inc., Class A*	240,515
417	Google, Inc., Class C*	238,357
32	Harris Corp.	2,285
45	IAC/InterActiveCorp	3,132
145	Informatica Corp.*	4,938
622	Intel Corp.	21,720
1,390	International Business Machines Corp.	267,297
417	Intuit, Inc.	34,686
49	IPG Photonics Corp.*	3,365
124	Jack Henry & Associates, Inc.	7,168
151	Juniper Networks, Inc.	3,502
222	KLA-Tencor Corp.	16,965
63	Lam Research Corp.	4,530
348	Linear Technology Corp.	15,698
153	LinkedIn Corp., Class A*	34,540
1,478	MasterCard, Inc., Class A	112,047
381	Maxim Integrated Products, Inc.	11,769
294	Microchip Technology, Inc.	14,356
1,380	Micron Technology, Inc.*	44,988
81	MICROS Systems, Inc.*	5,506
7,855	Microsoft Corp.	356,853
74	Motorola Solutions, Inc.	4,396
146	National Instruments Corp.	4,840
24	NCR Corp.*	820
176	NetApp, Inc.	7,420
61	NetSuite, Inc.*	5,346
134	NVIDIA Corp.	2,606
332	ON Semiconductor Corp.*	3,240
4,827	Oracle Corp.	200,465
76	Palo Alto Networks, Inc.*	6,459
302	Pandora Media, Inc.*	8,166
426	Paychex, Inc.	17,743
174	PTC, Inc.*	6,732
2,481	QUALCOMM, Inc.	188,804
172	Rackspace Hosting, Inc.*	5,951
278	Red Hat, Inc.*	16,936
236	Riverbed Technology, Inc.*	4,446
66	Sabre Corp.	1,203
902	salesforce.com, inc.*	53,299
158	SanDisk Corp.	15,478
212	ServiceNow, Inc.*	12,960
279	Skyworks Solutions, Inc.	15,808
97	SolarWinds, Inc.*	4,151
101	Solera Holdings, Inc.	6,157
174	Splunk, Inc.*	9,387
41	Stratasys Ltd.*	4,918
126	SunEdison, Inc.*	2,776
6	SunPower Corp.*	229
56	Tableau Software, Inc., Class A*	3,667
183	Teradata Corp.*	8,358
33	Teradyne, Inc.	679
1,586	Texas Instruments, Inc.	76,414
239	TIBCO Software, Inc.*	4,981
190	Total System Services, Inc.	5,977
383	Trimble Navigation Ltd.*	12,739
704	Twitter, Inc.*	35,024
183	Vantiv, Inc., Class A*	5,724
164	VeriFone Systems, Inc.*	5,727
177	VeriSign, Inc.*	10,102
737	Visa, Inc., Class A	156,627
129	VMware, Inc., Class A*	12,717
792	Western Union Co. (The)	13,836
138	Workday, Inc., Class A*	12,568
394	Xilinx, Inc.	16,647
75	Yelp, Inc.*	6,182
74	Zebra Technologies Corp., Class A*	5,774
46	Zillow, Inc., Class A*	6,599
		4,315,360
	Materials — 3.3%

109	Airgas, Inc.	12,031
48	Albemarle Corp.	3,052
22	AptarGroup, Inc.	1,411
49	Avery Dennison Corp.	2,358
205	Ball Corp.	13,141
6	Cabot Corp.	329
5	Carpenter Technology Corp.	274
20	Celanese Corp.	1,251
49	Compass Minerals International, Inc.	4,364
204	Crown Holdings, Inc.*	9,847
6	Cytec Industries, Inc.	618
283	Dow Chemical Co. (The)	15,155
1,274	E.I. du Pont de Nemours & Co.	84,224
74	Eagle Materials, Inc.	7,541
201	Eastman Chemical Co.	16,577
392	Ecolab, Inc.	45,009
196	FMC Corp.	12,963
208	Huntsman Corp.	5,593
119	International Flavors & Fragrances, Inc.	12,089
99	International Paper Co.	4,797
648	LyondellBasell Industries N.V., Class A	74,099
91	Martin Marietta Materials, Inc.	11,917
770	Monsanto Co.	89,051
13	NewMarket Corp.	5,290

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
146	Owens-Illinois, Inc.*	$4,495
145	Packaging Corp. of America	9,859
125	Platform Specialty Products Corp.*	3,414
203	PPG Industries, Inc.	41,790
431	Praxair, Inc.	56,698
7	Rayonier Advanced Materials, Inc.*	232
7	Rockwood Holdings, Inc.	567
182	RPM International, Inc.	8,578
66	Scotts Miracle-Gro Co. (The), Class A	3,810
317	Sealed Air Corp.	11,444
127	Sherwin-Williams Co. (The)	27,700
80	Sigma-Aldrich Corp.	8,320
64	Silgan Holdings, Inc.	3,222
214	Southern Copper Corp.	7,021
19	Tahoe Resources, Inc.*	487
4	TimkenSteel Corp.	191
124	Valspar Corp. (The)	10,014
52	Westlake Chemical Corp.	5,051
97	WR Grace & Co.*	9,606
		645,480
	Telecommunication Services — 1.8%

51	CenturyLink, Inc.	2,090
248	Level 3 Communications, Inc.*	11,150
189	SBA Communications Corp., Class A*	20,845
203	tw telecom, inc.*	8,330
6,086	Verizon Communications, Inc.	303,205
829	Windstream Holdings, Inc.	9,368
		354,988
	Utilities — 0.1%

88	Calpine Corp.*	2,092
52	Dominion Resources, Inc.	3,651
219	ITC Holdings Corp.	8,180
		13,923
	Total Common Stocks (Cost $12,633,969)	15,275,203

	Master Limited Partnership (a) — 0.1%
	Financials — 0.1%

182	Lazard Ltd., Class A	9,948

	Total Master Limited Partnership (Cost $7,468)	9,948

Principal Amount
	U.S. Government & Agency Security (a) — 3.8%
	Federal Home Loan Bank
$737,132	0.00%, due 09/02/14	737,132
	Total U.S. Government & Agency Security (Cost $737,132)	737,132

	Repurchase Agreements (a)(b) — 3.5%
687,249	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $687,251	687,249
	Total Repurchase Agreements (Cost $687,249)	687,249

	Total Investment Securities (Cost $14,065,818) — 85.8%	16,709,532
	Other assets less liabilities — 14.2%	2,767,918
	Net Assets — 100.0%	$19,477,450

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $820,046.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,569,952
Aggregate gross unrealized depreciation	(49,434)
Net unrealized appreciation	$2,520,518
Federal income tax cost of investments	$14,189,014

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$414,961	11/06/15	Credit Suisse International	0.16%	Russell 1000® Growth Index	$54,050
6,324	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell 1000 Growth ETF	(304)
7,551,649	11/06/15	Deutsche Bank AG	0.02%	Russell 1000® Growth Index	614,295
82,991	11/06/15	Morgan Stanley & Co. International PLC	0.26%	iShares® Russell 1000 Growth ETF	40,888
6,207,347	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Russell 1000® Growth Index	833,293
6,724,842	11/06/15	Societe Generale	0.56%	Russell 1000® Growth Index	898,709
2,683,397	01/06/15	UBS AG	0.51%	Russell 1000® Growth Index	293,356
$23,671,511					$2,734,287

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 67.3%
	Consumer Discretionary — 6.7%

80	Aaron’s, Inc.	$2,050
94	Abercrombie & Fitch Co., Class A	3,929
147	Apollo Education Group, Inc.*	4,082
5	Aramark	129
197	Ascena Retail Group, Inc.*	3,426
178	Bed Bath & Beyond, Inc.*	11,438
305	Best Buy Co., Inc.	9,726
62	Big Lots, Inc.	2,874
67	Cabela’s, Inc.*	4,088
104	CarMax, Inc.*	5,450
168	CBS Outdoor Americas, Inc. (REIT)	5,774
130	Chico’s FAS, Inc.	2,054
49	Choice Hotels International, Inc.	2,654
34	Clear Channel Outdoor Holdings, Inc., Class A	236
17	CST Brands, Inc.	592
442	D.R. Horton, Inc.	9,583
200	Darden Restaurants, Inc.	9,464
96	DeVry Education Group, Inc.	4,121
121	Dick’s Sporting Goods, Inc.	5,453
12	Dillard’s, Inc., Class A	1,372
86	DISH Network Corp., Class A*	5,574
112	Dollar General Corp.*	7,167
113	DreamWorks Animation SKG, Inc., Class A*	2,467
114	DSW, Inc., Class A	3,527
8	Family Dollar Stores, Inc.	639
189	Foot Locker, Inc.	10,605
164	GameStop Corp., Class A	6,921
343	Gannett Co., Inc.	11,580
185	Garmin Ltd.	10,051
91	Gentex Corp.	2,689
15	Genuine Parts Co.	1,316
5	Graham Holdings Co., Class B	3,594
27	Hasbro, Inc.	1,422
11	HomeAway, Inc.*	365
59	Hyatt Hotels Corp., Class A*	3,604
374	International Game Technology	6,306
461	J.C. Penney Co., Inc.*	4,979
135	Jarden Corp.*	8,072
67	John Wiley & Sons, Inc., Class A	4,017
298	Kohl’s Corp.	17,519
236	L Brands, Inc.	15,069
24	Lear Corp.	2,427
106	Leggett & Platt, Inc.	3,720
253	Lennar Corp., Class A	9,913
371	Liberty Interactive Corp., Class A*	10,952
144	Liberty Media Corp.*	7,089
287	Liberty Media Corp., Class C*	13,911
108	Live Nation Entertainment, Inc.*	2,372
125	Macy’s, Inc.	7,786
93	Madison Square Garden Co. (The), Class A*	6,218
42	Marriott International, Inc., Class A	2,915
327	Mattel, Inc.	11,278
516	MGM Resorts International*	12,626
93	Mohawk Industries, Inc.*	13,580
38	Murphy USA, Inc.*	2,070
170	Newell Rubbermaid, Inc.	5,698
752	News Corp., Class A*	13,254
10	Norwegian Cruise Line Holdings Ltd.*	333
36	Penske Automotive Group, Inc.	1,727
573	PulteGroup, Inc.	11,013
15	PVH Corp.	1,751
22	Ralph Lauren Corp.	3,722
93	Regal Entertainment Group, Class A	1,958
251	Royal Caribbean Cruises Ltd.	16,004
63	Sally Beauty Holdings, Inc.*	1,756
9	Sears Holdings Corp.*	313
72	Service Corp. International	1,596
38	Signet Jewelers Ltd.	4,479
978	Staples, Inc.	11,423
160	Starwood Hotels & Resorts Worldwide, Inc.	13,526
17	Starz, Class A*	532
49	Taylor Morrison Home Corp., Class A*	972
269	Toll Brothers, Inc.*	9,574
168	TRW Automotive Holdings Corp.*	16,177
45	Urban Outfitters, Inc.*	1,791
67	Visteon Corp.*	6,780
416	Wendy’s Co. (The)	3,390
107	Whirlpool Corp.	16,373
		466,977
	Consumer Staples — 2.2%

389	Avon Products, Inc.	5,462
223	Bunge Ltd.	18,877
88	Campbell Soup Co.	3,944
33	Clorox Co. (The)	2,924
637	ConAgra Foods, Inc.	20,511
17	Constellation Brands, Inc., Class A*	1,481
23	Coty, Inc., Class A	395
93	Energizer Holdings, Inc.	11,301
6	Hain Celestial Group, Inc. (The)*	590
96	Ingredion, Inc.	7,657
157	J.M. Smucker Co. (The)	16,108
206	Molson Coors Brewing Co., Class B	15,234
83	Pilgrim’s Pride Corp.*	2,479
82	Pinnacle Foods, Inc.	2,654
488	Rite Aid Corp.*	3,035
348	Safeway, Inc.	12,103
411	Tyson Foods, Inc., Class A	15,643
314	Whole Foods Market, Inc.	12,290
		152,688
	Energy — 4.0%

76	Atwood Oceanics, Inc.*	3,755
111	Cameron International Corp.*	8,251
613	Chesapeake Energy Corp.	16,674
116	Cimarex Energy Co.	16,839
49	Cobalt International Energy, Inc.*	752
348	CONSOL Energy, Inc.	14,017
14	CVR Energy, Inc.	695
532	Denbury Resources, Inc.	9,161
101	Diamond Offshore Drilling, Inc.	4,438
110	Energen Corp.	8,853
50	EP Energy Corp., Class A*	966
22	EQT Corp.	2,179
45	Frank’s International N.V.	907
77	Golar LNG Ltd.	4,851
25	Gulfport Energy Corp.*	1,462
47	Helmerich & Payne, Inc.	4,937
246	HollyFrontier Corp.	12,307
14	Laredo Petroleum, Inc.*	331
271	Murphy Oil Corp.	16,929
405	Nabors Industries Ltd.	11,020
206	Newfield Exploration Co.*	9,233
157	Noble Energy, Inc.	11,326
71	Oil States International, Inc.*	4,583
148	ONEOK, Inc.	10,390
107	Patterson-UTI Energy, Inc.	3,696
72	PBF Energy, Inc., Class A	2,045
410	Peabody Energy Corp.	6,511
238	QEP Resources, Inc.	8,466
6	Rice Energy, Inc.*	176
188	Rowan Cos. PLC, Class A	5,700
748	SandRidge Energy, Inc.*	3,919
376	Seadrill Ltd.	14,006

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
44	Seventy Seven Energy, Inc.*	$1,033
221	Superior Energy Services, Inc.	7,921
37	Teekay Corp.	2,269
112	Tesoro Corp.	7,251
75	Tidewater, Inc.	3,815
162	Ultra Petroleum Corp.*	4,298
70	Unit Corp.*	4,607
161	Whiting Petroleum Corp.*	14,918
85	World Fuel Services Corp.	3,772
306	WPX Energy, Inc.*	8,146
		277,405
	Financials — 21.6%

108	Alexandria Real Estate Equities, Inc. (REIT)	8,538
25	Alleghany Corp.*	10,778
149	Allied World Assurance Co. Holdings AG	5,512
43	Ally Financial, Inc.*	1,058
159	American Campus Communities, Inc. (REIT)	6,282
534	American Capital Agency Corp. (REIT)	12,629
92	American Financial Group, Inc./OH	5,517
226	American Homes 4 Rent, Class A (REIT)	4,041
11	American National Insurance Co.	1,252
1,373	American Realty Capital Properties, Inc. (REIT)	18,069
187	Ameriprise Financial, Inc.	23,517
1,433	Annaly Capital Management, Inc. (REIT)	17,053
104	Aon PLC	9,065
96	Apartment Investment & Management Co., Class A (REIT)	3,290
203	Arch Capital Group Ltd.*	11,283
13	Arthur J. Gallagher & Co.	614
99	Aspen Insurance Holdings Ltd.	4,209
241	Associated Banc-Corp	4,381
108	Assurant, Inc.	7,209
256	Assured Guaranty Ltd.	6,182
196	AvalonBay Communities, Inc. (REIT)	30,204
163	Axis Capital Holdings Ltd.	7,860
67	Bank of Hawaii Corp.	3,889
154	BankUnited, Inc.	4,859
291	BioMed Realty Trust, Inc. (REIT)	6,533
41	BOK Financial Corp.	2,763
204	Boston Properties, Inc. (REIT)	24,770
271	Brandywine Realty Trust (REIT)	4,341
73	Brixmor Property Group, Inc. (REIT)	1,728
172	Brown & Brown, Inc.	5,611
129	Camden Property Trust (REIT)	9,654
252	CBL & Associates Properties, Inc. (REIT)	4,788
1,554	Chimera Investment Corp. (REIT)	5,144
247	Cincinnati Financial Corp.	11,878
293	CIT Group, Inc.	14,052
72	City National Corp./CA	5,463
40	CNA Financial Corp.	1,551
161	Columbia Property Trust, Inc. (REIT)	4,133
275	Comerica, Inc.	13,843
123	Commerce Bancshares, Inc./MO	5,674
133	Corporate Office Properties Trust (REIT)	3,775
176	Corrections Corp. of America (REIT)	6,273
80	Cullen/Frost Bankers, Inc.	6,288
456	DDR Corp. (REIT)	8,308
205	Digital Realty Trust, Inc. (REIT)	13,376
217	Douglas Emmett, Inc. (REIT)	6,200
498	Duke Realty Corp. (REIT)	9,263
436	E*TRADE Financial Corp.*	9,705
217	East West Bancorp, Inc.	7,560
68	Endurance Specialty Holdings Ltd.	3,949
195	Equity Commonwealth (REIT)	5,242
35	Equity Lifestyle Properties, Inc. (REIT)	1,599
95	Essex Property Trust, Inc. (REIT)	18,378
70	Everest Re Group Ltd.	11,469
34	Federal Realty Investment Trust (REIT)	4,243
37	Federated Investors, Inc., Class B	1,136
1,286	Fifth Third Bancorp	26,241
358	First Horizon National Corp.	4,353
538	First Niagara Financial Group, Inc.	4,681
208	First Republic Bank/CA	10,171
419	FNF Group*	11,862
140	FNFV Group*	2,097
249	Forest City Enterprises, Inc., Class A*	5,179
286	Fulton Financial Corp.	3,299
106	Gaming and Leisure Properties, Inc. (REIT)	3,530
858	General Growth Properties, Inc. (REIT)	21,081
751	Genworth Financial, Inc., Class A*	10,657
67	Hanover Insurance Group, Inc. (The)	4,251
680	Hartford Financial Services Group, Inc. (The)	25,194
151	HCC Insurance Holdings, Inc.	7,571
693	HCP, Inc. (REIT)	30,028
218	Health Care REIT, Inc. (REIT)	14,732
316	Healthcare Trust of America, Inc., Class A (REIT)	3,934
86	Home Properties, Inc. (REIT)	5,523
226	Hospitality Properties Trust (REIT)	6,651
1,145	Host Hotels & Resorts, Inc. (REIT)	26,129
31	Howard Hughes Corp. (The)*	4,909
800	Hudson City Bancorp, Inc.	7,896
1,252	Huntington Bancshares, Inc./OH	12,326
82	Interactive Brokers Group, Inc., Class A	1,922
100	Intercontinental Exchange, Inc.	18,900
554	Invesco Ltd.	22,625
49	Jones Lang LaSalle, Inc.	6,547
1,336	KeyCorp	18,183
124	Kilroy Realty Corp. (REIT)	7,843
621	Kimco Realty Corp. (REIT)	14,587
95	Legg Mason, Inc.	4,685
466	Leucadia National Corp.	11,617
223	Liberty Property Trust (REIT)	7,899
399	Lincoln National Corp.	21,961
493	Loews Corp.	21,564
199	M&T Bank Corp.	24,602
213	Macerich Co. (The) (REIT)	13,907
21	Markel Corp.*	13,856
214	MBIA, Inc.*	2,232
41	Mercury General Corp.	2,100
555	MFA Financial, Inc. (REIT)	4,684
113	Mid-America Apartment Communities, Inc. (REIT)	8,172
98	MSCI, Inc.*	4,522
177	NASDAQ OMX Group, Inc. (The)	7,694
186	National Retail Properties, Inc. (REIT)	6,908
2	Nationstar Mortgage Holdings, Inc.*	70
639	Navient Corp.	11,464
670	New York Community Bancorp, Inc.	10,686
358	Northern Trust Corp.	24,827
218	NorthStar Asset Management Group, Inc./NY*	4,031
235	NorthStar Realty Finance Corp. (REIT)	4,350
394	Old Republic International Corp.	6,048
128	Omega Healthcare Investors, Inc. (REIT)	4,822
154	PacWest Bancorp	6,459
76	PartnerRe Ltd.	8,488
469	People’s United Financial, Inc.	7,012

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
233	Piedmont Office Realty Trust, Inc., Class A (REIT)	$4,541
139	Plum Creek Timber Co., Inc. (REIT)	5,648
157	Popular, Inc.*	4,861
82	Post Properties, Inc. (REIT)	4,512
445	Principal Financial Group, Inc.	24,159
90	ProAssurance Corp.	4,158
895	Progressive Corp. (The)	22,393
756	Prologis, Inc. (REIT)	30,951
119	Protective Life Corp.	8,259
189	Raymond James Financial, Inc.	10,327
169	Rayonier, Inc. (REIT)	5,792
125	Realogy Holdings Corp.*	5,096
335	Realty Income Corp. (REIT)	14,981
140	Regency Centers Corp. (REIT)	8,000
2,086	Regions Financial Corp.	21,173
75	Reinsurance Group of America, Inc.	6,223
61	RenaissanceRe Holdings Ltd.	6,246
358	Retail Properties of America, Inc., Class A (REIT)	5,664
123	Santander Consumer USA Holdings, Inc.	2,290
13	SEI Investments Co.	493
308	Senior Housing Properties Trust (REIT)	7,186
6	Signature Bank/NY*	711
144	SL Green Realty Corp. (REIT)	15,746
422	SLM Corp.	3,739
603	Spirit Realty Capital, Inc. (REIT)	7,121
66	StanCorp Financial Group, Inc.	4,324
335	Starwood Property Trust, Inc. (REIT)	7,990
806	SunTrust Banks, Inc.	30,692
70	SVB Financial Group*	7,792
210	Synovus Financial Corp.	5,071
52	Tanger Factory Outlet Centers, Inc. (REIT)	1,815
6	Taubman Centers, Inc. (REIT)	457
252	TCF Financial Corp.	3,982
51	TD Ameritrade Holding Corp.	1,689
114	TFS Financial Corp.*	1,646
199	Torchmark Corp.	10,855
554	Two Harbors Investment Corp. (REIT)	5,939
380	UDR, Inc. (REIT)	11,370
389	Unum Group	14,109
137	Validus Holdings Ltd.	5,358
235	Ventas, Inc. (REIT)	15,458
220	Vornado Realty Trust (REIT)	23,291
218	Voya Financial, Inc.	8,522
152	W. R. Berkley Corp.	7,349
235	Washington Prime Group, Inc. (REIT)	4,587
185	Weingarten Realty Investors (REIT)	6,331
712	Weyerhaeuser Co. (REIT)	24,172
9	White Mountains Insurance Group Ltd.	5,708
150	WP Carey, Inc. (REIT)	10,242
411	XL Group PLC	14,048
307	Zions Bancorp.	8,946
		1,505,556
	Health Care — 6.1%

432	Agilent Technologies, Inc.	24,693
125	Alere, Inc.*	4,431
31	Alkermes PLC*	1,387
170	Allscripts Healthcare Solutions, Inc.*	2,512
15	Alnylam Pharmaceuticals, Inc.*	1,045
31	Bio-Rad Laboratories, Inc., Class A*	3,728
1,811	Boston Scientific Corp.*	22,963
473	Cardinal Health, Inc.	34,860
314	CareFusion Corp.*	14,416
39	Charles River Laboratories International, Inc.*	2,305
375	Cigna Corp.	35,475
174	Community Health Systems, Inc.*	9,445
19	Cooper Cos., Inc. (The)	3,098
8	Covance, Inc.*	663
6	Cubist Pharmaceuticals, Inc.*	414
176	DaVita HealthCare Partners, Inc.*	13,144
148	DENTSPLY International, Inc.	7,060
447	HCA Holdings, Inc.*	31,210
121	Health Net, Inc.*	5,711
81	Hill-Rom Holdings, Inc.	3,549
246	Hologic, Inc.*	6,118
253	Hospira, Inc.*	13,596
234	Humana, Inc.	30,125
4	Intuitive Surgical, Inc.*	1,880
77	Laboratory Corp. of America Holdings*	8,257
67	LifePoint Hospitals, Inc.*	5,012
47	Mallinckrodt PLC*	3,830
52	MEDNAX, Inc.*	2,977
14	Myriad Genetics, Inc.*	507
150	Omnicare, Inc.	9,565
118	Patterson Cos., Inc.	4,752
139	PerkinElmer, Inc.	6,234
157	Perrigo Co. PLC	23,352
353	QIAGEN N.V.*	8,530
219	Quest Diagnostics, Inc.	13,843
45	Quintiles Transnational Holdings, Inc.*	2,525
33	Sirona Dental Systems, Inc.*	2,690
153	St. Jude Medical, Inc.	10,035
29	Techne Corp.	2,770
63	Teleflex, Inc.	6,897
105	Universal Health Services, Inc., Class B	12,016
134	VCA, Inc.*	5,461
235	Zimmer Holdings, Inc.	23,338
		426,419
	Industrials — 6.5%

63	A. O. Smith Corp.	3,092
264	ADT Corp. (The)	9,731
150	AECOM Technology Corp.*	5,676
142	AGCO Corp.	6,935
144	Air Lease Corp.	5,458
18	Alaska Air Group, Inc.	834
48	Alliant Techsystems, Inc.	6,048
5	AMERCO	1,389
167	Babcock & Wilcox Co. (The)	4,851
97	Carlisle Cos., Inc.	8,041
30	Cintas Corp.	1,984
24	Clean Harbors, Inc.*	1,453
86	Con-way, Inc.	4,408
11	Copa Holdings S.A., Class A	1,353
97	Covanta Holding Corp.	2,036
47	Crane Co.	3,271
19	Donaldson Co., Inc.	795
66	Dover Corp.	5,799
36	Dun & Bradstreet Corp. (The)	4,226
86	Equifax, Inc.	6,773
287	Exelis, Inc.	4,934
94	Fluor Corp.	6,946
146	Fortune Brands Home & Security, Inc.	6,309
70	GATX Corp.	4,639
42	Genesee & Wyoming, Inc., Class A*	4,130
75	Hubbell, Inc., Class B	9,068
12	Huntington Ingalls Industries, Inc.	1,225
9	IDEX Corp.	692
374	Ingersoll-Rand PLC	22,515
28	Iron Mountain, Inc. (REIT)	1,007
107	ITT Corp.	5,121
200	Jacobs Engineering Group, Inc.*	10,782
151	Joy Global, Inc.	9,536
38	Kansas City Southern	4,384
126	KAR Auction Services, Inc.	3,800

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
223	KBR, Inc.	$4,910
119	Kennametal, Inc.	5,332
130	L-3 Communications Holdings, Inc.	14,294
80	Lincoln Electric Holdings, Inc.	5,688
120	Manpowergroup, Inc.	9,310
84	MRC Global, Inc.*	2,085
69	Navistar International Corp.*	2,602
108	Nielsen N.V.	5,075
148	NOW, Inc.*	4,888
128	Oshkosh Corp.	6,359
178	Owens Corning	6,408
45	PACCAR, Inc.	2,826
105	Parker-Hannifin Corp.	12,128
273	Pentair PLC	18,583
166	Pitney Bowes, Inc.	4,492
245	Quanta Services, Inc.*	8,903
272	R.R. Donnelley & Sons Co.	4,806
68	Regal-Beloit Corp.	4,833
402	Republic Services, Inc.	15,811
24	Rockwell Collins, Inc.	1,848
83	Roper Industries, Inc.	12,496
80	Ryder System, Inc.	7,227
76	Snap-on, Inc.	9,496
115	Southwest Airlines Co.	3,681
13	Spirit AeroSystems Holdings, Inc., Class A*	499
66	SPX Corp.	6,867
210	Stanley Black & Decker, Inc.	19,215
167	Terex Corp.	6,247
422	Textron, Inc.	16,036
115	Timken Co. (The)	5,208
98	Towers Watson & Co., Class A	10,744
55	Trinity Industries, Inc.	2,661
60	Triumph Group, Inc.	4,162
75	Tyco International Ltd.	3,347
104	URS Corp.	6,300
38	Valmont Industries, Inc.	5,349
11	Veritiv Corp.*	490
74	Waste Connections, Inc.	3,630
67	WESCO International, Inc.*	5,627
76	Xylem, Inc.	2,832
		452,536
	Information Technology — 7.3%

255	Activision Blizzard, Inc.	6,003
297	Altera Corp.	10,496
242	Amdocs Ltd.	11,398
258	Analog Devices, Inc.	13,189
108	ANSYS, Inc.*	8,780
121	AOL, Inc.*	5,230
611	Applied Materials, Inc.	14,117
151	Arrow Electronics, Inc.*	9,400
73	Autodesk, Inc.*	3,916
167	Avnet, Inc.	7,433
70	AVX Corp.	965
7	Booz Allen Hamilton Holding Corp.	155
809	Broadcom Corp., Class A	31,858
658	Brocade Communications Systems, Inc.	6,942
484	CA, Inc.	13,668
24	Citrix Systems, Inc.*	1,686
206	Computer Sciences Corp.	12,317
139	CoreLogic, Inc.*	3,929
83	Cree, Inc.*	3,781
72	Dolby Laboratories, Inc., Class A*	3,354
9	DST Systems, Inc.	835
49	EchoStar Corp., Class A*	2,471
111	Electronic Arts, Inc.*	4,200
381	Fidelity National Information Services, Inc.	21,622
25	FireEye, Inc.*	778
111	First Solar, Inc.*	7,734
64	FLIR Systems, Inc.	2,163
12	Freescale Semiconductor Ltd.*	253
215	Genpact Ltd.*	3,741
128	Harris Corp.	9,138
66	IAC/InterActiveCorp	4,593
17	Informatica Corp.*	579
235	Ingram Micro, Inc., Class A*	6,775
307	Jabil Circuit, Inc.	6,625
350	JDS Uniphase Corp.*	4,042
561	Juniper Networks, Inc.	13,010
22	KLA-Tencor Corp.	1,681
129	Knowles Corp.*	4,247
180	Lam Research Corp.	12,944
97	Leidos Holdings, Inc.	3,652
94	Lexmark International, Inc., Class A	4,753
614	Marvell Technology Group Ltd.	8,541
35	Maxim Integrated Products, Inc.	1,081
29	MICROS Systems, Inc.*	1,971
263	Motorola Solutions, Inc.	15,622
230	NCR Corp.*	7,857
320	NetApp, Inc.	13,491
397	Nuance Communications, Inc.*	6,753
706	NVIDIA Corp.	13,732
325	ON Semiconductor Corp.*	3,172
54	Paychex, Inc.	2,249
143	Rovi Corp.*	3,308
180	SanDisk Corp.	17,633
32	Stratasys Ltd.*	3,839
275	SunEdison, Inc.*	6,058
63	SunPower Corp.*	2,408
1,046	Symantec Corp.	25,397
234	Synopsys, Inc.*	9,571
58	Tech Data Corp.*	3,915
50	Teradata Corp.*	2,283
276	Teradyne, Inc.	5,683
58	Total System Services, Inc.	1,825
205	Vishay Intertechnology, Inc.	3,280
337	Western Digital Corp.	34,714
1,766	Xerox Corp.	24,388
1,093	Zynga, Inc., Class A*	3,164
		506,388
	Materials — 4.8%

71	Albemarle Corp.	4,514
1,773	Alcoa, Inc.	29,450
164	Allegheny Technologies, Inc.	6,916
77	AptarGroup, Inc.	4,940
118	Ashland, Inc.	12,652
94	Avery Dennison Corp.	4,524
153	Bemis Co., Inc.	6,233
91	Cabot Corp.	4,985
75	Carpenter Technology Corp.	4,105
216	Celanese Corp.	13,509
79	CF Industries Holdings, Inc.	20,356
232	Cliffs Natural Resources, Inc.	3,496
48	Cytec Industries, Inc.	4,946
97	Domtar Corp.	3,617
20	Eastman Chemical Co.	1,649
48	Greif, Inc., Class A	2,299
91	Huntsman Corp.	2,447
554	International Paper Co.	26,841
254	MeadWestvaco Corp.	10,922
506	Mosaic Co. (The)	24,167
754	Newmont Mining Corp.	20,426
482	Nucor Corp.	26,182
100	Owens-Illinois, Inc.*	3,079
56	Rayonier Advanced Materials, Inc.*	1,860
118	Reliance Steel & Aluminum Co.	8,251
217	Rock-Tenn Co., Class A	10,668

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
103	Rockwood Holdings, Inc.	$8,341
97	Royal Gold, Inc.	7,542
15	RPM International, Inc.	707
97	Sigma-Aldrich Corp.	10,088
154	Sonoco Products Co.	6,339
363	Steel Dynamics, Inc.	8,436
107	Tahoe Resources, Inc.*	2,741
58	TimkenSteel Corp.	2,771
219	United States Steel Corp.	8,464
198	Vulcan Materials Co.	12,549
9	Westlake Chemical Corp.	874
16	WR Grace & Co.*	1,584
		333,470
	Telecommunication Services — 0.2%

1,516	Frontier Communications Corp.	10,309
17	Level 3 Communications, Inc.*	764
130	Telephone & Data Systems, Inc.	3,424
20	United States Cellular Corp.*	755
58	Windstream Holdings, Inc.	655
		15,907
	Utilities — 7.9%

1,097	AES Corp. (The)	16,652
180	AGL Resources, Inc.	9,596
168	Alliant Energy Corp.	9,826
367	Ameren Corp.	14,676
271	American Water Works Co., Inc.	13,715
268	Aqua America, Inc.	6,703
152	Atmos Energy Corp.	7,685
549	Calpine Corp.*	13,050
650	CenterPoint Energy, Inc.	16,146
408	CMS Energy Corp.	12,460
443	Consolidated Edison, Inc.	25,645
268	DTE Energy Co.	20,971
493	Edison International	29,156
271	Entergy Corp.	20,978
635	FirstEnergy Corp.	21,742
233	Great Plains Energy, Inc.	5,981
153	Hawaiian Electric Industries, Inc.	3,885
121	Integrys Energy Group, Inc.	8,215
13	ITC Holdings Corp.	486
290	MDU Resources Group, Inc.	9,080
127	National Fuel Gas Co.	9,708
476	NiSource, Inc.	18,883
478	Northeast Utilities	21,935
510	NRG Energy, Inc.	15,698
301	OGE Energy Corp.	11,294
380	Pepco Holdings, Inc.	10,473
167	Pinnacle West Capital Corp.	9,511
1,005	PPL Corp.	34,803
765	Public Service Enterprise Group, Inc.	28,603
265	Questar Corp.	6,230
214	SCANA Corp.	11,115
371	Sempra Energy	39,315
353	TECO Energy, Inc.	6,389
174	UGI Corp.	9,219
125	Vectren Corp.	5,154
195	Westar Energy, Inc.	7,201
341	Wisconsin Energy Corp.	15,458
759	Xcel Energy, Inc.	24,326
		551,963
	Total Common Stocks (Cost $4,781,178)	4,689,309

Principal Amount
	U.S. Government & Agency Security (a) — 5.8%
	Federal Home Loan Bank
$405,321	0.00%, due 09/02/14	405,321
	Total U.S. Government & Agency Security (Cost $405,321)	405,321

	Repurchase Agreements (a)(b) — 5.2%
360,738	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $360,739	360,738
	Total Repurchase Agreements (Cost $360,738)	360,738

	Total Investment Securities (Cost $5,547,237) — 78.3%	5,455,368
	Other assets less liabilities — 21.7%	1,510,508
	Net Assets — 100.0%	$6,965,876

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $262,799.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,110
Aggregate gross unrealized depreciation	(113,600)
Net unrealized depreciation	$(93,490)
Federal income tax cost of investments	$5,548,858

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$5,499,990	11/06/15	Bank of America, N.A.	0.31%	Russell Midcap® Value Index	$80,234
109,052	01/06/16	Credit Suisse International	0.26%	Russell Midcap® Value Index	58,132
230,120	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Value ETF	98,432
571,791	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Value Index	307,641
194,736	11/06/15	Morgan Stanley & Co. International PLC	0.16%	iShares® Russell Mid-Cap Value ETF	62,908
1,457,884	11/06/15	Morgan Stanley & Co. International PLC	0.41%	Russell Midcap® Value Index	174,313
1,104,309	11/06/14	Societe Generale	0.56%	Russell Midcap® Value Index	686,706
69,934	01/06/15	UBS AG	0.51%	Russell Midcap® Value Index	37,123
$9,237,816					$1,505,489

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 80.8%
	Consumer Discretionary — 19.0%

48	Aaron’s, Inc.	$1,230
43	Abercrombie & Fitch Co., Class A	1,797
302	Advance Auto Parts, Inc.	41,199
247	AMC Networks, Inc., Class A*	15,456
162	Aramark	4,196
302	AutoNation, Inc.*	16,383
135	AutoZone, Inc.*	72,743
163	Bally Technologies, Inc.*	12,924
358	Bed Bath & Beyond, Inc.*	23,005
356	Best Buy Co., Inc.	11,353
72	Big Lots, Inc.	3,337
948	BorgWarner, Inc.	58,956
269	Brinker International, Inc.	13,154
438	Burger King Worldwide, Inc.	14,033
24	Cabela’s, Inc.*	1,464
811	Cablevision Systems Corp., Class A	15,012
630	CarMax, Inc.*	33,012
223	Carter’s, Inc.	18,460
36	CBS Outdoor Americas, Inc. (REIT)	1,237
329	Charter Communications, Inc., Class A*	51,610
280	Chico’s FAS, Inc.	4,424
129	Chipotle Mexican Grill, Inc.*	87,546
10	Choice Hotels International, Inc.	542
478	Cinemark Holdings, Inc.	16,869
81	Clear Channel Outdoor Holdings, Inc., Class A	562
1,137	Coach, Inc.	41,876
267	CST Brands, Inc.	9,302
123	D.R. Horton, Inc.	2,667
144	Deckers Outdoor Corp.*	13,283
69	Dick’s Sporting Goods, Inc.	3,110
72	Dillard’s, Inc., Class A	8,231
952	Discovery Communications, Inc., Class A*	41,621
952	Discovery Communications, Inc., Class C*	40,907
648	DISH Network Corp., Class A*	41,997
978	Dollar General Corp.*	62,582
858	Dollar Tree, Inc.*	46,010
231	Domino’s Pizza, Inc.	17,429
441	Dunkin’ Brands Group, Inc.	19,201
419	Expedia, Inc.	35,992
374	Family Dollar Stores, Inc.	29,856
88	Foot Locker, Inc.	4,938
193	Fossil Group, Inc.*	19,549
25	GameStop Corp., Class A	1,055
1,097	Gap, Inc. (The)	50,626
356	Gentex Corp.	10,520
596	Genuine Parts Co.	52,293
377	GNC Holdings, Inc., Class A	14,307
1,142	Goodyear Tire & Rubber Co. (The)	29,658
1,995	Groupon, Inc.*	13,566
1,137	H&R Block, Inc.	38,124
413	Hanesbrands, Inc.	42,407
905	Harley-Davidson, Inc.	57,522
282	Harman International Industries, Inc.	32,453
405	Hasbro, Inc.	21,325
561	Hilton Worldwide Holdings, Inc.*	14,204
359	HomeAway, Inc.*	11,919
9	Hyatt Hotels Corp., Class A*	550
1,757	Interpublic Group of Cos., Inc. (The)	34,314
164	Jarden Corp.*	9,806
525	Kate Spade & Co.*	16,978
48	Kohl’s Corp.	2,822
360	L Brands, Inc.	22,986
329	Lamar Advertising Co., Class A	17,266
270	Lear Corp.	27,305
284	Leggett & Platt, Inc.	9,966
45	Lennar Corp., Class A	1,763
1,018	Liberty Interactive Corp., Class A*	30,051
306	Liberty TripAdvisor Holdings, Inc., Class A*	10,946
306	Liberty Ventures*	11,655
334	Lions Gate Entertainment Corp.	10,825
304	Live Nation Entertainment, Inc.*	6,676
1,252	LKQ Corp.*	35,557
1,158	Macy’s, Inc.	72,132
803	Marriott International, Inc., Class A	55,728
509	Mattel, Inc.	17,555
131	MGM Resorts International*	3,206
847	Michael Kors Holdings Ltd.*	67,862
80	Morningstar, Inc.	5,494
90	Murphy USA, Inc.*	4,902
249	Netflix, Inc.*	118,932
680	Newell Rubbermaid, Inc.	22,794
575	Nordstrom, Inc.	39,819
348	Norwegian Cruise Line Holdings Ltd.*	11,592
17	NVR, Inc.*	19,944
1,072	Omnicom Group, Inc.	77,195
440	O’Reilly Automotive, Inc.*	68,631
102	Panera Bread Co., Class A*	15,294
78	Penske Automotive Group, Inc.	3,742
411	PetSmart, Inc.	29,415
273	Polaris Industries, Inc.	39,689
299	PVH Corp.	34,905
184	Ralph Lauren Corp.	31,133
86	Regal Entertainment Group, Class A	1,810
881	Ross Stores, Inc.	66,445
497	Sally Beauty Holdings, Inc.*	13,856
438	Scripps Networks Interactive, Inc., Class A	34,913
86	Sears Holdings Corp.*	2,993
282	SeaWorld Entertainment, Inc.	5,863
689	Service Corp. International	15,275
229	Signet Jewelers Ltd.	26,992
10,749	Sirius XM Holdings, Inc.*	39,019
302	Six Flags Entertainment Corp.	11,017
357	Starwood Hotels & Resorts Worldwide, Inc.	30,181
340	Starz, Class A*	10,639
252	Tempur Sealy International, Inc.*	14,747
394	Tesla Motors, Inc.*	106,262
191	Thor Industries, Inc.	10,259
468	Tiffany & Co.	47,240
574	Tractor Supply Co.	38,429
462	TripAdvisor, Inc.*	45,780
209	Tupperware Brands Corp.	15,311
267	Ulta Salon Cosmetics & Fragrance, Inc.*	25,982
717	Under Armour, Inc., Class A*	49,014
320	Urban Outfitters, Inc.*	12,733
1,430	VF Corp.	91,692
30	Whirlpool Corp.	4,591
390	Williams-Sonoma, Inc.	25,650
528	Wyndham Worldwide Corp.	42,736
336	Wynn Resorts Ltd.	64,808
55	zulily, Inc., Class A*	1,804
		3,194,505
	Consumer Staples — 6.0%

735	Avon Products, Inc.	10,319
638	Brown-Forman Corp., Class B	59,117
479	Campbell Soup Co.	21,469
564	Church & Dwight Co., Inc.	38,487
442	Clorox Co. (The)	39,161
1,042	Coca-Cola Enterprises, Inc.	49,787
620	Constellation Brands, Inc., Class A*	53,996

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
230	Coty, Inc., Class A	$3,954
814	Dr. Pepper Snapple Group, Inc.	51,217
713	Flowers Foods, Inc.	13,961
190	Hain Celestial Group, Inc. (The)*	18,688
316	Herbalife Ltd.	16,110
620	Hershey Co. (The)	56,680
555	Hormel Foods Corp.	28,127
46	Ingredion, Inc.	3,669
586	Keurig Green Mountain, Inc.	78,126
2,113	Kroger Co. (The)	107,721
1,503	Lorillard, Inc.	89,729
541	McCormick & Co., Inc. (Non-Voting)	37,702
838	Mead Johnson Nutrition Co.	80,113
594	Monster Beverage Corp.*	52,516
244	Nu Skin Enterprises, Inc., Class A	10,912
35	Pilgrim’s Pride Corp.*	1,045
2,706	Rite Aid Corp.*	16,831
88	Spectrum Brands Holdings, Inc.	7,621
405	Sprouts Farmers Market, Inc.*	12,531
73	Tyson Foods, Inc., Class A	2,778
721	WhiteWave Foods Co. (The)*	25,249
663	Whole Foods Market, Inc.	25,950
		1,013,566
	Energy — 5.7%

220	Antero Resources Corp.*	12,727
212	Athlon Energy, Inc.*	9,866
58	Atwood Oceanics, Inc.*	2,866
1,730	Cabot Oil & Gas Corp.	58,024
541	Cameron International Corp.*	40,212
986	Cheniere Energy, Inc.*	79,136
502	Chesapeake Energy Corp.	13,654
44	Cimarex Energy Co.	6,387
1,322	Cobalt International Energy, Inc.*	20,293
467	Concho Resources, Inc.*	66,333
178	Continental Resources, Inc.*	28,710
27	CVR Energy, Inc.	1,340
317	Dresser-Rand Group, Inc.*	21,968
169	Dril-Quip, Inc.*	17,148
570	EQT Corp.	56,464
975	FMC Technologies, Inc.*	60,294
18	Frank’s International N.V.	363
287	Gulfport Energy Corp.*	16,789
271	Helmerich & Payne, Inc.	28,469
151	HollyFrontier Corp.	7,554
438	Kosmos Energy Ltd.*	4,389
283	Laredo Petroleum, Inc.*	6,690
122	Nabors Industries Ltd.	3,320
1,066	Noble Energy, Inc.	76,901
420	Oasis Petroleum, Inc.*	20,660
448	Oceaneering International, Inc.	31,163
457	ONEOK, Inc.	32,081
306	Patterson-UTI Energy, Inc.	10,569
90	PBF Energy, Inc., Class A	2,557
95	QEP Resources, Inc.	3,379
679	Range Resources Corp.	53,363
206	Rice Energy, Inc.*	6,032
255	RPC, Inc.	5,806
435	Seadrill Ltd.	16,204
36	Seventy Seven Energy, Inc.*	845
278	SM Energy Co.	24,753
1,464	Southwestern Energy Co.*	60,287
44	Superior Energy Services, Inc.	1,577
156	Targa Resources Corp.	21,770
87	Teekay Corp.	5,335
231	Tesoro Corp.	14,955
190	Ultra Petroleum Corp.*	5,041
13	Unit Corp.*	856
51	Whiting Petroleum Corp.*	4,726
66	World Fuel Services Corp.	2,929
		964,785
	Financials — 7.0%

229	Affiliated Managers Group, Inc.*	48,353
1,003	Ally Financial, Inc.*	24,674
50	American Financial Group, Inc./OH	2,998
276	Ameriprise Financial, Inc.	34,710
945	Aon PLC	82,366
343	Apartment Investment & Management Co., Class A (REIT)	11,755
616	Arthur J. Gallagher & Co.	29,094
114	Artisan Partners Asset Management, Inc., Class A	6,325
76	Boston Properties, Inc. (REIT)	9,228
29	Brown & Brown, Inc.	946
357	CBOE Holdings, Inc.	18,930
1,162	CBRE Group, Inc., Class A*	36,928
78	Columbia Property Trust, Inc. (REIT)	2,002
1,384	Crown Castle International Corp. (REIT)	110,042
499	Eaton Vance Corp.	19,541
250	Equity Lifestyle Properties, Inc. (REIT)	11,422
101	Erie Indemnity Co., Class A	7,727
481	Extra Space Storage, Inc. (REIT)	25,349
185	Federal Realty Investment Trust (REIT)	23,084
286	Federated Investors, Inc., Class B	8,777
58	Gaming and Leisure Properties, Inc. (REIT)	1,931
676	Health Care REIT, Inc. (REIT)	45,684
118	Healthcare Trust of America, Inc., Class A (REIT)	1,469
78	Howard Hughes Corp. (The)*	12,353
202	Intercontinental Exchange, Inc.	38,178
274	Invesco Ltd.	11,190
49	Jones Lang LaSalle, Inc.	6,547
169	Legg Mason, Inc.	8,335
251	Leucadia National Corp.	6,257
363	LPL Financial Holdings, Inc.	17,674
1,129	McGraw Hill Financial, Inc.	91,596
784	Moody’s Corp.	73,359
214	MSCI, Inc.*	9,874
81	Nationstar Mortgage Holdings, Inc.*	2,835
163	NorthStar Asset Management Group, Inc./NY*	3,014
176	NorthStar Realty Finance Corp. (REIT)	3,258
441	Ocwen Financial Corp.*	12,322
171	Omega Healthcare Investors, Inc. (REIT)	6,442
354	Plum Creek Timber Co., Inc. (REIT)	14,383
62	Rayonier, Inc. (REIT)	2,125
262	Realogy Holdings Corp.*	10,682
80	Reinsurance Group of America, Inc.	6,638
25	Santander Consumer USA Holdings, Inc.	465
516	SEI Investments Co.	19,554
193	Signature Bank/NY*	22,863
596	SLM Corp.	5,281
18	SVB Financial Group*	2,004
1,089	T. Rowe Price Group, Inc.	88,204
236	Tanger Factory Outlet Centers, Inc. (REIT)	8,239
245	Taubman Centers, Inc. (REIT)	18,662
975	TD Ameritrade Holding Corp.	32,282
577	Ventas, Inc. (REIT)	37,955
175	Vornado Realty Trust (REIT)	18,527
353	Waddell & Reed Financial, Inc., Class A	19,238

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
229	Weyerhaeuser Co. (REIT)	$7,775
		1,181,446
	Health Care — 10.2%

199	Agilent Technologies, Inc.	11,375
338	Align Technology, Inc.*	18,407
513	Alkermes PLC*	22,947
278	Allscripts Healthcare Solutions, Inc.*	4,107
234	Alnylam Pharmaceuticals, Inc.*	16,303
936	AmerisourceBergen Corp.	72,437
157	athenahealth, Inc.*	22,677
605	BioMarin Pharmaceutical, Inc.*	43,088
521	Boston Scientific Corp.*	6,606
668	Brookdale Senior Living, Inc.*	23,347
457	Bruker Corp.*	9,167
316	C.R. Bard, Inc.	46,907
114	Cardinal Health, Inc.	8,402
858	Catamaran Corp.*	40,429
239	Centene Corp.*	18,673
1,235	Cerner Corp.*	71,210
95	Charles River Laboratories International, Inc.*	5,615
87	Cigna Corp.	8,230
147	Cooper Cos., Inc. (The)	23,965
215	Covance, Inc.*	17,824
296	Cubist Pharmaceuticals, Inc.*	20,433
256	DaVita HealthCare Partners, Inc.*	19,118
183	DENTSPLY International, Inc.	8,730
437	Edwards Lifesciences Corp.*	43,377
631	Endo International PLC*	40,201
336	Envision Healthcare Holdings, Inc.*	12,284
129	HCA Holdings, Inc.*	9,007
354	Henry Schein, Inc.*	42,370
16	Hill-Rom Holdings, Inc.	701
323	Hologic, Inc.*	8,033
213	IDEXX Laboratories, Inc.*	26,406
578	Illumina, Inc.*	103,670
310	IMS Health Holdings, Inc.*	8,649
600	Incyte Corp.*	32,520
52	Intercept Pharmaceuticals, Inc.*	15,065
138	Intuitive Surgical, Inc.*	64,861
246	Jazz Pharmaceuticals PLC*	40,078
139	Laboratory Corp. of America Holdings*	14,905
342	Mallinckrodt PLC*	27,865
317	Medivation, Inc.*	28,929
272	MEDNAX, Inc.*	15,572
121	Mettler-Toledo International, Inc.*	32,728
1,550	Mylan, Inc.*	75,330
272	Myriad Genetics, Inc.*	9,844
32	Patterson Cos., Inc.	1,289
89	PerkinElmer, Inc.	3,992
125	Perrigo Co. PLC	18,593
252	Pharmacyclics, Inc.*	31,346
134	Premier, Inc., Class A*	4,232
110	Quintiles Transnational Holdings, Inc.*	6,173
582	ResMed, Inc.	30,875
263	Salix Pharmaceuticals Ltd.*	41,846
419	Seattle Genetics, Inc.*	18,440
147	Sirona Dental Systems, Inc.*	11,982
759	St. Jude Medical, Inc.	49,783
75	Techne Corp.	7,164
405	Tenet Healthcare Corp.*	24,778
199	United Therapeutics Corp.*	23,448
81	Universal Health Services, Inc., Class B	9,270
431	Varian Medical Systems, Inc.*	36,644
157	Veeva Systems, Inc., Class A*	4,705
979	Vertex Pharmaceuticals, Inc.*	91,605
352	Waters Corp.*	36,407
52	Zimmer Holdings, Inc.	5,164
2,077	Zoetis, Inc.	73,609
		1,723,737
	Industrials — 13.4%

142	A. O. Smith Corp.	6,969
179	Acuity Brands, Inc.	22,174
27	Air Lease Corp.	1,023
521	Alaska Air Group, Inc.	24,143
400	Allegion PLC	20,572
560	Allison Transmission Holdings, Inc.	17,181
17	AMERCO	4,723
1,017	AMETEK, Inc.	53,840
188	Armstrong World Industries, Inc.*	10,844
437	Avis Budget Group, Inc.*	29,502
436	B/E Aerospace, Inc.*	36,947
615	C.H. Robinson Worldwide, Inc.	41,980
409	Chicago Bridge & Iron Co. N.V.	25,939
334	Cintas Corp.	22,091
185	Clean Harbors, Inc.*	11,200
395	Colfax Corp.*	25,126
109	Copa Holdings S.A., Class A	13,405
467	Copart, Inc.*	16,079
183	Covanta Holding Corp.	3,841
74	Crane Co.	5,150
541	Donaldson Co., Inc.	22,646
509	Dover Corp.	44,726
55	Dun & Bradstreet Corp. (The)	6,456
271	Equifax, Inc.	21,344
818	Expeditors International of Washington, Inc.	33,783
1,231	Fastenal Co.	55,740
569	Flowserve Corp.	43,181
403	Fluor Corp.	29,778
288	Fortune Brands Home & Security, Inc.	12,444
413	Foster Wheeler AG	13,480
100	Genesee & Wyoming, Inc., Class A*	9,833
251	Graco, Inc.	19,292
440	HD Supply Holdings, Inc.*	12,219
1,856	Hertz Global Holdings, Inc.*	54,845
405	Hexcel Corp.*	16,682
40	Hubbell, Inc., Class B	4,836
172	Huntington Ingalls Industries, Inc.	17,563
309	IDEX Corp.	23,774
282	IHS, Inc., Class A*	40,177
95	Ingersoll-Rand PLC	5,719
633	Iron Mountain, Inc. (REIT)	22,775
86	ITT Corp.	4,116
382	J.B. Hunt Transport Services, Inc.	28,860
353	Kansas City Southern	40,722
233	KAR Auction Services, Inc.	7,027
236	Kirby Corp.*	28,152
186	Landstar System, Inc.	12,623
204	Lennox International, Inc.	17,087
114	Lincoln Electric Holdings, Inc.	8,105
560	Manitowoc Co., Inc. (The)	16,475
1,478	Masco Corp.	34,689
237	Middleby Corp. (The)*	20,436
191	MRC Global, Inc.*	4,741
197	MSC Industrial Direct Co., Inc., Class A	17,758
37	Navistar International Corp.*	1,395
873	Nielsen N.V.	41,022
267	Nordson Corp.	21,643
38	NOW, Inc.*	1,255
261	Old Dominion Freight Line, Inc.*	17,401
1,347	PACCAR, Inc.	84,605
455	Pall Corp.	38,388
329	Parker-Hannifin Corp.	37,999
55	Pentair PLC	3,744

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
384	Pitney Bowes, Inc.	$10,391
214	Quanta Services, Inc.*	7,777
82	R.R. Donnelley & Sons Co.	1,449
570	Robert Half International, Inc.	28,620
574	Rockwell Automation, Inc.	66,934
496	Rockwell Collins, Inc.	38,182
263	Rollins, Inc.	7,824
187	Roper Industries, Inc.	28,155
34	Snap-on, Inc.	4,248
176	SolarCity Corp.*	12,088
2,553	Southwest Airlines Co.	81,722
465	Spirit AeroSystems Holdings, Inc., Class A*	17,833
302	Spirit Airlines, Inc.*	21,258
72	Stanley Black & Decker, Inc.	6,588
351	Stericycle, Inc.*	41,716
22	Timken Co. (The)	996
234	Toro Co. (The)	14,398
219	TransDigm Group, Inc.	41,170
492	Trinity Industries, Inc.	23,803
51	Triumph Group, Inc.	3,538
1,706	Tyco International Ltd.	76,122
1,549	United Continental Holdings, Inc.*	73,748
403	United Rentals, Inc.*	47,413
386	USG Corp.*	11,182
7	Valmont Industries, Inc.	985
690	Verisk Analytics, Inc., Class A*	44,291
5	Veritiv Corp.*	223
242	W.W. Grainger, Inc.	59,580
235	WABCO Holdings, Inc.*	24,252
400	Wabtec Corp.	33,344
312	Waste Connections, Inc.	15,307
552	Xylem, Inc.	20,568
		2,257,970
	Information Technology — 14.6%

456	3D Systems Corp.*	24,401
1,356	Activision Blizzard, Inc.	31,920
2,561	Advanced Micro Devices, Inc.*	10,679
738	Akamai Technologies, Inc.*	44,590
225	Alliance Data Systems Corp.*	59,544
486	Altera Corp.	17,175
652	Amphenol Corp., Class A	67,163
594	Analog Devices, Inc.	30,365
89	ANSYS, Inc.*	7,236
3,372	Applied Materials, Inc.	77,910
522	ARRIS Group, Inc.*	15,978
1,745	Atmel Corp.*	15,461
744	Autodesk, Inc.*	39,908
1,036	Avago Technologies Ltd.	85,045
116	Avnet, Inc.	5,163
288	Booz Allen Hamilton Holding Corp.	6,388
500	Broadridge Financial Solutions, Inc.	21,270
1,200	Cadence Design Systems, Inc.*	21,168
360	CDW Corp.	11,894
615	Citrix Systems, Inc.*	43,210
258	CommScope Holding Co., Inc.*	6,646
37	Computer Sciences Corp.	2,212
198	Concur Technologies, Inc.*	19,875
134	CoStar Group, Inc.*	19,396
277	Cree, Inc.*	12,620
268	Diebold, Inc.	10,176
102	DST Systems, Inc.	9,467
44	EchoStar Corp., Class A*	2,219
999	Electronic Arts, Inc.*	37,802
221	Equinix, Inc.*	48,235
314	F5 Networks, Inc.*	38,996
176	FactSet Research Systems, Inc.	22,422
148	Fidelity National Information Services, Inc.	8,399
288	FireEye, Inc.*	8,968
1,033	Fiserv, Inc.*	66,598
344	FleetCor Technologies, Inc.*	49,429
411	FLIR Systems, Inc.	13,888
568	Fortinet, Inc.*	14,660
402	Freescale Semiconductor Ltd.*	8,462
374	Gartner, Inc.*	27,897
73	Genpact Ltd.*	1,270
283	Global Payments, Inc.	20,580
91	Harris Corp.	6,496
127	IAC/InterActiveCorp	8,838
410	Informatica Corp.*	13,963
1,177	Intuit, Inc.	97,903
138	IPG Photonics Corp.*	9,478
351	Jack Henry & Associates, Inc.	20,291
426	Juniper Networks, Inc.	9,879
627	KLA-Tencor Corp.	47,915
179	Lam Research Corp.	12,872
981	Linear Technology Corp.	44,253
433	LinkedIn Corp., Class A*	97,750
1,076	Maxim Integrated Products, Inc.	33,238
830	Microchip Technology, Inc.	40,529
230	MICROS Systems, Inc.*	15,633
209	Motorola Solutions, Inc.	12,415
412	National Instruments Corp.	13,658
67	NCR Corp.*	2,289
496	NetApp, Inc.	20,911
172	NetSuite, Inc.*	15,074
379	NVIDIA Corp.	7,372
938	ON Semiconductor Corp.*	9,155
215	Palo Alto Networks, Inc.*	18,273
852	Pandora Media, Inc.*	23,038
1,202	Paychex, Inc.	50,063
492	PTC, Inc.*	19,035
486	Rackspace Hosting, Inc.*	16,816
785	Red Hat, Inc.*	47,822
666	Riverbed Technology, Inc.*	12,547
187	Sabre Corp.	3,409
446	SanDisk Corp.	43,690
597	ServiceNow, Inc.*	36,495
786	Skyworks Solutions, Inc.	44,535
272	SolarWinds, Inc.*	11,639
285	Solera Holdings, Inc.	17,374
490	Splunk, Inc.*	26,436
116	Stratasys Ltd.*	13,915
355	SunEdison, Inc.*	7,821
17	SunPower Corp.*	650
158	Tableau Software, Inc., Class A*	10,347
516	Teradata Corp.*	23,566
93	Teradyne, Inc.	1,915
675	TIBCO Software, Inc.*	14,067
537	Total System Services, Inc.	16,894
1,082	Trimble Navigation Ltd.*	35,987
1,987	Twitter, Inc.*	98,853
517	Vantiv, Inc., Class A*	16,172
462	VeriFone Systems, Inc.*	16,133
500	VeriSign, Inc.*	28,538
2,235	Western Union Co. (The)	39,045
388	Workday, Inc., Class A*	35,335
1,112	Xilinx, Inc.	46,982
211	Yelp, Inc.*	17,391
209	Zebra Technologies Corp., Class A*	16,308
129	Zillow, Inc., Class A*	18,506
		2,456,194
	Materials — 3.9%

308	Airgas, Inc.	33,997
134	Albemarle Corp.	8,520
62	AptarGroup, Inc.	3,977
137	Avery Dennison Corp.	6,594

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
578	Ball Corp.	$37,050
17	Cabot Corp.	931
13	Carpenter Technology Corp.	711
56	Celanese Corp.	3,502
139	Compass Minerals International, Inc.	12,381
575	Crown Holdings, Inc.*	27,755
18	Cytec Industries, Inc.	1,855
208	Eagle Materials, Inc.	21,197
567	Eastman Chemical Co.	46,760
552	FMC Corp.	36,509
587	Huntsman Corp.	15,784
337	International Flavors & Fragrances, Inc.	34,236
278	International Paper Co.	13,469
256	Martin Marietta Materials, Inc.	33,526
37	NewMarket Corp.	15,055
411	Owens-Illinois, Inc.*	12,655
408	Packaging Corp. of America	27,740
353	Platform Specialty Products Corp.*	9,640
21	Rayonier Advanced Materials, Inc.*	697
19	Rockwood Holdings, Inc.	1,539
512	RPM International, Inc.	24,131
186	Scotts Miracle-Gro Co. (The), Class A	10,738
895	Sealed Air Corp.	32,310
357	Sherwin-Williams Co. (The)	77,865
227	Sigma-Aldrich Corp.	23,608
181	Silgan Holdings, Inc.	9,113
55	Tahoe Resources, Inc.*	1,409
11	TimkenSteel Corp.	526
351	Valspar Corp. (The)	28,347
145	Westlake Chemical Corp.	14,084
273	WR Grace & Co.*	27,035
		655,246
	Telecommunication Services — 0.8%

699	Level 3 Communications, Inc.*	31,427
534	SBA Communications Corp., Class A*	58,895
572	tw telecom, inc.*	23,472
2,339	Windstream Holdings, Inc.	26,431
		140,225
	Utilities — 0.2%

249	Calpine Corp.*	5,919
617	ITC Holdings Corp.	23,045
		28,964
	Total Common Stocks (Cost $11,321,496)	13,616,638

	Master Limited Partnership (a) — 0.2%
	Financials — 0.2%

512	Lazard Ltd., Class A	27,986

	Total Master Limited Partnership (Cost $19,915)	27,986

Principal Amount
	U.S. Government & Agency Security (a) — 3.1%
	Federal Home Loan Bank
$522,265	0.00%, due 09/02/14	522,265
	Total U.S. Government & Agency Security (Cost $522,265)	522,265

	Repurchase Agreements (a)(b) — 3.5%
586,092	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $586,094	586,092
	Total Repurchase Agreements (Cost $586,092)	586,092

	Total Investment Securities (Cost $12,449,768) — 87.6%	14,752,981
	Other assets less liabilities — 12.4%	2,095,179
	Net Assets — 100.0%	$16,848,160

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $784,796.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,402,617
Aggregate gross unrealized depreciation	(112,242)
Net unrealized appreciation	$2,290,375
Federal income tax cost of investments	$12,462,606

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$43,873	11/06/15	Credit Suisse International	0.26%	Russell Midcap® Growth Index	$5,495
5,201	11/06/15	Deutsche Bank AG	0.12%	iShares® Russell Mid-Cap Growth ETF	2,342
8,867,886	11/06/15	Deutsche Bank AG	0.22%	Russell Midcap® Growth Index	988,811
9,031	11/06/15	Morgan Stanley & Co. International PLC	0.16%	iShares® Russell Mid-Cap Growth ETF	90,103
2,822,494	11/06/15	Morgan Stanley & Co. International PLC	0.41%	Russell Midcap® Growth Index	89,154
5,710,256	11/06/15	Societe Generale	0.56%	Russell Midcap® Growth Index	606,754
2,588,694	01/06/15	UBS AG	0.51%	Russell Midcap® Growth Index	275,928
$20,047,435					$2,058,587

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 78.9%
	Consumer Discretionary — 8.9%

203	1-800-Flowers.com, Inc., Class A*	$1,045
51	2U, Inc.*	964
154	A.H. Belo Corp., Class A	1,774
643	Aeropostale, Inc.*	2,694
172	AMC Entertainment Holdings, Inc., Class A	4,071
1,590	American Eagle Outfitters, Inc.	22,387
8	American Public Education, Inc.*	243
54	America’s Car-Mart, Inc.*	2,287
69	Arctic Cat, Inc.	2,554
113	Ascent Capital Group, Inc., Class A*	7,052
335	Barnes & Noble, Inc.*	7,993
126	Beazer Homes USA, Inc.*	2,375
256	bebe stores, inc.	845
790	Belmond Ltd., Class A*	10,096
151	Big 5 Sporting Goods Corp.	1,540
14	Biglari Holdings, Inc.*	5,031
147	BJ’s Restaurants, Inc.*	5,479
186	Black Diamond, Inc.*	1,577
202	Bob Evans Farms, Inc.	8,771
119	Bon-Ton Stores, Inc. (The)	1,257
127	Boyd Gaming Corp.*	1,353
16	Bravo Brio Restaurant Group, Inc.*	231
135	Bridgepoint Education, Inc.*	1,697
185	Brown Shoe Co., Inc.	5,520
379	Brunswick Corp.	16,297
28	Build-A-Bear Workshop, Inc.*	365
25	Burlington Stores, Inc.*	892
374	Caesars Acquisition Co., Class A*	4,077
364	Caesars Entertainment Corp.*	4,892
634	Callaway Golf Co.	4,825
550	Career Education Corp.*	3,020
110	Carriage Services, Inc.	2,050
288	Carrols Restaurant Group, Inc.*	2,100
191	Cato Corp. (The), Class A	6,622
577	Central European Media Enterprises Ltd., Class A*	1,431
602	Chegg, Inc.*	4,160
180	Children’s Place, Inc. (The)	9,677
38	Churchill Downs, Inc.	3,578
484	Cinedigm Corp., Class A*	905
127	Citi Trends, Inc.*	2,954
36	Columbia Sportswear Co.	2,742
471	Cooper Tire & Rubber Co.	14,521
106	Cooper-Standard Holding, Inc.*	6,944
169	Core-Mark Holding Co., Inc.	8,139
10	Cracker Barrel Old Country Store, Inc.	1,004
624	Crocs, Inc.*	9,641
49	Crown Media Holdings, Inc., Class A*	169
76	CSS Industries, Inc.	1,921
62	Culp, Inc.	1,134
383	Cumulus Media, Inc., Class A*	1,758
9	Daily Journal Corp.*	1,722
643	Dana Holding Corp.	14,937
234	Denny’s Corp.*	1,598
97	Destination Maternity Corp.	1,875
236	Destination XL Group, Inc.*	1,180
122	Dex Media, Inc.*	1,392
83	DineEquity, Inc.	6,906
28	Dixie Group, Inc. (The)*	270
255	E.W. Scripps Co. (The), Class A*	4,835
150	Education Management Corp.*	194
14	Einstein Noah Restaurant Group, Inc.	199
123	Empire Resorts, Inc.*	549
202	Entercom Communications Corp., Class A*	1,844
26	Entravision Communications Corp., Class A	119
116	Eros International PLC*	1,885
64	Escalade, Inc.	925
206	Ethan Allen Interiors, Inc.	5,197
648	Express, Inc.*	11,236
236	Federal-Mogul Holdings Corp.*	4,029
296	Finish Line, Inc. (The), Class A	8,770
40	Flexsteel Industries, Inc.	1,402
301	Fred’s, Inc., Class A	4,283
139	FTD Cos., Inc.*	4,604
116	Fuel Systems Solutions, Inc.*	1,175
123	Gaiam, Inc., Class A*	913
179	Genesco, Inc.*	14,195
112	Global Sources Ltd.*	799
162	Group 1 Automotive, Inc.	12,986
503	Guess?, Inc.	11,790
403	Harte-Hanks, Inc.	2,825
165	Haverty Furniture Cos., Inc.	3,840
146	Helen of Troy Ltd.*	8,500
68	Hemisphere Media Group, Inc.*	781
61	hhgregg, Inc.*	436
891	Houghton Mifflin Harcourt Co.*	17,107
955	Hovnanian Enterprises, Inc., Class A*	4,011
246	Iconix Brand Group, Inc.*	10,241
228	International Speedway Corp., Class A	7,636
75	Interval Leisure Group, Inc.	1,622
110	Intrawest Resorts Holdings, Inc.*	1,266
177	Isle of Capri Casinos, Inc.*	1,464
176	ITT Educational Services, Inc.*	1,484
153	JAKKS Pacific, Inc.*	1,037
41	Johnson Outdoors, Inc., Class A	1,086
366	Journal Communications, Inc., Class A*	3,631
162	K12, Inc.*	3,050
179	KB Home	3,177
49	Kirkland’s, Inc.*	874
105	La Quinta Holdings, Inc.*	2,074
135	Lands’ End, Inc.*	4,655
63	La-Z-Boy, Inc.	1,344
534	LeapFrog Enterprises, Inc.*	3,460
438	Lee Enterprises, Inc.*	1,778
91	LGI Homes, Inc.*	1,740
11	Libbey, Inc.*	304
315	Life Time Fitness, Inc.*	14,522
85	Lifetime Brands, Inc.	1,462
200	M/I Homes, Inc.*	4,552
147	Marcus Corp. (The)	2,677
203	MarineMax, Inc.*	3,504
232	Marriott Vacations Worldwide Corp.*	13,825
61	Martha Stewart Living Omnimedia, Inc., Class A*	263
243	Matthews International Corp., Class A	11,214
499	McClatchy Co. (The), Class A*	2,250
319	MDC Holdings, Inc.	9,254
261	MDC Partners, Inc., Class A	5,716
445	Media General, Inc.*	6,857
80	Men’s Wearhouse, Inc. (The)	4,322
294	Meredith Corp.	13,695
320	Meritage Homes Corp.*	13,206
277	Modine Manufacturing Co.*	3,939
78	Monarch Casino & Resort, Inc.*	992
167	Morgans Hotel Group Co.*	1,263
82	Movado Group, Inc.	3,045
40	NACCO Industries, Inc., Class A	2,080
389	National CineMedia, Inc.	5,679
99	Nautilus, Inc.*	1,170
69	New Home Co., Inc. (The)*	980
245	New Media Investment Group, Inc.	4,280
131	New York & Co., Inc.*	445
1,131	New York Times Co. (The), Class A	14,002
4,372	Office Depot, Inc.*	22,385
231	Orbitz Worldwide, Inc.*	1,894

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
70	Pacific Sunwear of California, Inc.*	$146
643	Penn National Gaming, Inc.*	7,259
435	Pep Boys-Manny Moe & Jack (The)*	4,837
99	Perry Ellis International, Inc.*	1,987
426	Quiksilver, Inc.*	1,240
76	R.G. Barry Corp.	1,442
42	ReachLocal, Inc.*	221
141	Reading International, Inc., Class A*	1,218
357	Regis Corp.	5,394
108	Remy International, Inc.	2,387
432	Rent-A-Center, Inc.	12,036
7	Rentrak Corp.*	357
502	Ruby Tuesday, Inc.*	3,097
106	Ruth’s Hospitality Group, Inc.	1,182
384	Ryland Group, Inc. (The)	14,246
24	Saga Communications, Inc., Class A	913
89	Salem Communications Corp., Class A	738
217	Scholastic Corp.	7,604
150	Scientific Games Corp., Class A*	1,523
95	Sears Hometown and Outlet Stores, Inc.*	1,822
29	Sequential Brands Group, Inc.*	387
361	SFX Entertainment, Inc.*	2,552
4	Shiloh Industries, Inc.*	67
124	Shoe Carnival, Inc.	2,670
123	Shutterfly, Inc.*	6,274
180	Sizmek, Inc.*	1,584
83	Skechers U.S.A., Inc., Class A*	4,845
163	Skullcandy, Inc.*	1,351
326	Sonic Automotive, Inc., Class A	8,052
132	Sonic Corp.*	2,787
282	Spartan Motors, Inc.	1,472
95	Speedway Motorsports, Inc.	1,767
50	Sportsman’s Warehouse Holdings, Inc.*	301
259	Stage Stores, Inc.	4,525
65	Standard Motor Products, Inc.	2,445
1,184	Standard Pacific Corp.*	9,910
227	Stein Mart, Inc.	2,826
120	Steiner Leisure Ltd.*	5,102
53	Stoneridge, Inc.*	660
6	Strattec Security Corp.	481
193	Superior Industries International, Inc.	3,754
93	Systemax, Inc.*	1,356
87	Tilly’s, Inc., Class A*	709
902	Time, Inc.*	21,179
1,087	TRI Pointe Homes, Inc.*	16,088
67	Tuesday Morning Corp.*	1,178
64	UCP, Inc., Class A*	816
120	Unifi, Inc.*	3,421
177	Universal Technical Institute, Inc.	1,977
237	ValueVision Media, Inc., Class A*	1,112
125	Vitamin Shoppe, Inc.*	4,899
159	VOXX International Corp.*	1,574
96	WCI Communities, Inc.*	1,915
18	Weight Watchers International, Inc.	444
143	West Marine, Inc.*	1,569
54	Weyco Group, Inc.	1,456
126	William Lyon Homes, Class A*	3,217
35	Zumiez, Inc.*	1,132
		792,862
	Consumer Staples — 2.1%

22	Alico, Inc.	859
721	Alliance One International, Inc.*	1,601
17	Andersons, Inc. (The)	1,169
22	B&G Foods, Inc.	664
38	Boulder Brands, Inc.*	511
319	Central Garden and Pet Co., Class A*	2,874
27	Chefs’ Warehouse, Inc. (The)*	510
384	Chiquita Brands International, Inc.*	5,338
3	Coca-Cola Bottling Co. Consolidated	223
17	Craft Brew Alliance, Inc.*	224
1,081	Darling Ingredients, Inc.*	20,842
764	Dean Foods Co.	12,362
212	Elizabeth Arden, Inc.*	3,625
53	Female Health Co. (The)	205
295	Fresh Del Monte Produce, Inc.	9,422
398	Harbinger Group, Inc.*	5,154
108	Ingles Markets, Inc., Class A	2,726
126	Inter Parfums, Inc.	3,838
68	John B. Sanfilippo & Son, Inc.	2,092
56	Lancaster Colony Corp.	4,951
89	Nature’s Sunshine Products, Inc.	1,464
71	Nutraceutical International Corp.*	1,721
33	Oil-Dri Corp. of America	988
171	Omega Protein Corp.*	2,577
12	Orchids Paper Products Co.	334
192	Pantry, Inc. (The)*	4,065
359	Post Holdings, Inc.*	13,272
71	Revlon, Inc., Class A*	2,412
321	Roundy’s, Inc.	1,201
27	Sanderson Farms, Inc.	2,520
2	Seaboard Corp.*	5,798
67	Seneca Foods Corp., Class A*	2,021
389	Snyder’s-Lance, Inc.	10,604
308	SpartanNash Co.	6,619
1,658	SUPERVALU, Inc.*	15,834
20	Synutra International, Inc.*	113
14	Tootsie Roll Industries, Inc.	395
166	TreeHouse Foods, Inc.*	13,698
190	Universal Corp.	10,024
202	Vector Group Ltd.	4,826
55	Village Super Market, Inc., Class A	1,261
90	Weis Markets, Inc.	3,866
		184,803
	Energy — 5.5%

17	Adams Resources & Energy, Inc.	1,115
154	Alon USA Energy, Inc.	2,561
1,810	Alpha Natural Resources, Inc.*	7,150
249	American Eagle Energy Corp.*	1,305
221	Amyris, Inc.*	933
66	Apco Oil and Gas International, Inc.*	939
185	Approach Resources, Inc.*	3,308
1,736	Arch Coal, Inc.	5,295
148	Ardmore Shipping Corp.	1,937
406	Bill Barrett Corp.*	9,245
537	BPZ Resources, Inc.*	1,316
291	Bristow Group, Inc.	21,237
54	C&J Energy Services, Inc.*	1,549
331	Callon Petroleum Co.*	3,552
274	CHC Group Ltd.*	1,902
257	Clean Energy Fuels Corp.*	2,562
498	Cloud Peak Energy, Inc.*	7,824
391	Comstock Resources, Inc.	9,533
142	Contango Oil & Gas Co.*	5,626
66	Dawson Geophysical Co.	1,493
232	Delek U.S. Holdings, Inc.	8,115
568	DHT Holdings, Inc.	3,976
60	Dorian LPG Ltd.*	1,178
466	Emerald Oil, Inc.*	3,984
766	Energy XXI Bermuda Ltd.	12,639
166	Era Group, Inc.*	4,251
767	EXCO Resources, Inc.	3,705
479	Exterran Holdings, Inc.	22,336
875	Forest Oil Corp.*	1,426
307	Forum Energy Technologies, Inc.*	10,453
542	Frontline Ltd.*	1,111
280	GasLog Ltd.	7,087
30	Gastar Exploration, Inc.*	236

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
96	Geospace Technologies Corp.*	$3,948
47	Green Plains, Inc.	2,100
75	Gulf Island Fabrication, Inc.	1,580
220	GulfMark Offshore, Inc., Class A	8,846
2,132	Halcon Resources Corp.*	11,726
85	Hallador Energy Co.	1,143
344	Harvest Natural Resources, Inc.*	1,703
863	Helix Energy Solutions Group, Inc.*	23,577
1,313	Hercules Offshore, Inc.*	4,425
296	Hornbeck Offshore Services, Inc.*	12,923
885	ION Geophysical Corp.*	3,053
1,074	Key Energy Services, Inc.*	6,766
261	Matador Resources Co.*	7,141
1,942	McDermott International, Inc.*	13,982
304	Midstates Petroleum Co., Inc.*	2,146
228	Miller Energy Resources, Inc.*	1,181
104	Mitcham Industries, Inc.*	1,369
102	Natural Gas Services Group, Inc.*	3,027
672	Navios Maritime Acquisition Corp.	2,332
694	Newpark Resources, Inc.*	8,557
729	Nordic American Tankers Ltd.	6,605
439	North Atlantic Drilling Ltd.	4,811
499	Northern Oil and Gas, Inc.*	8,408
123	Nuverra Environmental Solutions, Inc.*	1,661
182	Pacific Ethanol, Inc.*	4,206
990	Parker Drilling Co.*	6,217
272	PDC Energy, Inc.*	16,345
536	Penn Virginia Corp.*	8,051
46	PetroQuest Energy, Inc.*	306
98	PHI, Inc. (Non-Voting)*	4,191
145	Pioneer Energy Services Corp.*	2,230
894	Quicksilver Resources, Inc.*	1,189
282	Renewable Energy Group, Inc.*	3,429
637	Resolute Energy Corp.*	5,115
10	REX American Resources Corp.*	1,068
439	Rosetta Resources, Inc.*	21,950
138	RSP Permian, Inc.*	3,947
166	Sanchez Energy Corp.*	5,510
1,408	Scorpio Tankers, Inc.	13,461
169	SEACOR Holdings, Inc.*	13,790
483	Ship Finance International Ltd.	9,559
459	Stone Energy Corp.*	16,152
358	Swift Energy Co.*	4,063
509	Teekay Tankers Ltd., Class A	2,168
258	Tesco Corp.	5,475
645	TETRA Technologies, Inc.*	7,611
90	TransAtlantic Petroleum Ltd.*	987
271	Triangle Petroleum Corp.*	3,249
407	VAALCO Energy, Inc.*	3,724
1,680	Vantage Drilling Co.*	2,990
176	W&T Offshore, Inc.	2,626
602	Warren Resources, Inc.*	3,883
123	Westmoreland Coal Co.*	5,167
		492,548
	Financials — 30.9%

123	1st Source Corp.	3,691
241	1st United Bancorp, Inc./FL	2,097
469	Acadia Realty Trust (REIT)	13,517
232	AG Mortgage Investment Trust, Inc. (REIT)	4,633
122	Agree Realty Corp. (REIT)	3,603
398	Alexander & Baldwin, Inc.	16,278
1	Alexander’s, Inc. (REIT)	396
2	Altisource Asset Management Corp.*	1,489
467	Altisource Residential Corp. (REIT)	11,460
368	Ambac Financial Group, Inc.*	8,906
231	American Assets Trust, Inc. (REIT)	8,097
418	American Capital Mortgage Investment Corp. (REIT)	8,602
608	American Equity Investment Life Holding Co.	15,042
65	American National Bankshares, Inc.	1,439
1,384	American Realty Capital Healthcare Trust, Inc. (REIT)	15,182
263	American Residential Properties, Inc. (REIT)*	4,992
206	Ameris Bancorp	4,715
153	AMERISAFE, Inc.	5,773
67	Ames National Corp.	1,544
161	AmREIT, Inc. (REIT)	3,751
69	AmTrust Financial Services, Inc.	3,038
1,046	Anworth Mortgage Asset Corp. (REIT)	5,429
377	Apollo Commercial Real Estate Finance, Inc. (REIT)	6,341
262	Apollo Residential Mortgage, Inc. (REIT)	4,415
234	Ares Commercial Real Estate Corp. (REIT)	2,946
214	Argo Group International Holdings Ltd.	11,265
156	Arlington Asset Investment Corp., Class A	4,433
157	Armada Hoffler Properties, Inc. (REIT)	1,509
2,920	ARMOUR Residential REIT, Inc. (REIT)	12,352
88	Arrow Financial Corp.	2,343
208	Ashford Hospitality Prime, Inc. (REIT)	3,367
573	Ashford Hospitality Trust, Inc. (REIT)	6,641
471	Associated Estates Realty Corp. (REIT)	8,713
708	Astoria Financial Corp.	9,254
6	Atlas Financial Holdings, Inc.*	87
92	AV Homes, Inc.*	1,466
148	Aviv REIT, Inc. (REIT)	4,330
76	Baldwin & Lyons, Inc., Class B	1,966
227	Banc of California, Inc.	2,729
58	BancFirst Corp.	3,691
243	Banco Latinoamericano de Comercio Exterior S.A., Class E	7,803
270	Bancorp, Inc. (The)/DE*	2,622
785	BancorpSouth, Inc.	16,618
381	Bank Mutual Corp.	2,511
51	Bank of Kentucky Financial Corp. (The)	1,875
48	Bank of Marin Bancorp	2,347
152	BankFinancial Corp.	1,643
160	Banner Corp.	6,301
650	BBCN Bancorp, Inc.	9,490
65	BBX Capital Corp., Class A*	1,218
240	Beneficial Mutual Bancorp, Inc.*	3,295
205	Berkshire Hills Bancorp, Inc.	5,049
1,034	BGC Partners, Inc., Class A	7,827
163	BNC Bancorp	2,768
654	Boston Private Financial Holdings, Inc.	7,940
95	Bridge Bancorp, Inc.	2,362
80	Bridge Capital Holdings*	1,790
577	Brookline Bancorp, Inc.	5,280
112	Bryn Mawr Bank Corp.	3,295
140	Calamos Asset Management, Inc., Class A	1,805
61	Camden National Corp.	2,230
529	Campus Crest Communities, Inc. (REIT)	4,348
198	Capital Bank Financial Corp., Class A*	4,845
87	Capital City Bank Group, Inc.	1,220
1,170	Capitol Federal Financial, Inc.	14,449
783	Capstead Mortgage Corp. (REIT)	10,351
248	Cardinal Financial Corp.	4,432
12	CareTrust REIT, Inc. (REIT)*	210
254	Cascade Bancorp*	1,311
230	Cash America International, Inc.	10,267
156	CatchMark Timber Trust, Inc., Class A (REIT)	1,874

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
651	Cathay General Bancorp	$16,952
648	Cedar Realty Trust, Inc. (REIT)	4,193
291	CenterState Banks, Inc.	3,041
140	Central Pacific Financial Corp.	2,461
28	Century Bancorp, Inc./MA, Class A	1,007
1,938	Chambers Street Properties (REIT)	15,097
158	Charter Financial Corp./MD	1,708
216	Chatham Lodging Trust (REIT)	4,994
268	Chemical Financial Corp.	7,603
409	Chesapeake Lodging Trust (REIT)	12,601
46	CIFC Corp.	456
102	Citizens & Northern Corp.	2,011
360	Citizens, Inc./TX*	2,574
128	City Holding Co.	5,468
216	Clifton Bancorp, Inc.	2,715
118	CNB Financial Corp./PA	1,994
1,781	CNO Financial Group, Inc.	31,791
293	CoBiz Financial, Inc.	3,384
878	Colony Financial, Inc. (REIT)	19,685
430	Columbia Banking System, Inc.	11,184
333	Community Bank System, Inc.	11,768
128	Community Trust Bancorp, Inc.	4,547
88	CommunityOne Bancorp*	836
186	ConnectOne Bancorp, Inc.	3,601
26	Consolidated-Tomoka Land Co.	1,521
172	Consumer Portfolio Services, Inc.*	1,230
259	CorEnergy Infrastructure Trust, Inc. (REIT)	2,072
1,799	Cousins Properties, Inc. (REIT)	22,829
943	Cowen Group, Inc., Class A*	3,857
167	Crawford & Co., Class B	1,505
82	CU Bancorp*	1,534
1,180	CubeSmart (REIT)	21,948
209	Customers Bancorp, Inc.*	3,883
866	CVB Financial Corp.	13,458
269	CyrusOne, Inc. (REIT)	7,005
1,325	CYS Investments, Inc. (REIT)	12,495
2,690	DCT Industrial Trust, Inc. (REIT)	21,385
1,600	DiamondRock Hospitality Co. (REIT)	21,312
268	Dime Community Bancshares, Inc.	4,138
66	Donegal Group, Inc., Class A	1,039
355	DuPont Fabros Technology, Inc. (REIT)	9,997
447	Dynex Capital, Inc. (REIT)	3,911
49	Eagle Bancorp, Inc.*	1,643
24	EastGroup Properties, Inc. (REIT)	1,556
1,141	Education Realty Trust, Inc. (REIT)	12,425
41	EMC Insurance Group, Inc.	1,256
109	Employers Holdings, Inc.	2,334
67	Encore Capital Group, Inc.*	2,974
70	Enstar Group Ltd.*	9,933
61	Enterprise Bancorp, Inc./MA	1,210
162	Enterprise Financial Services Corp.	2,825
437	EPR Properties (REIT)	24,870
502	Equity One, Inc. (REIT)	11,847
105	ESB Financial Corp.	1,328
745	EverBank Financial Corp.	14,066
500	Excel Trust, Inc. (REIT)	6,470
420	EZCORP, Inc., Class A*	4,465
79	FBL Financial Group, Inc., Class A	3,700
77	FBR & Co.*	2,201
85	Federal Agricultural Mortgage Corp., Class C	2,798
10	Federated National Holding Co.	247
1,015	FelCor Lodging Trust, Inc. (REIT)	10,495
92	Fidelity & Guaranty Life	2,075
135	Fidelity Southern Corp.	1,872
113	Financial Institutions, Inc.	2,714
874	First American Financial Corp.	24,778
78	First Bancorp, Inc./ME	1,317
852	First BanCorp./Puerto Rico*	4,439
161	First Bancorp/NC	2,861
593	First Busey Corp.	3,410
32	First Business Financial Services, Inc.	1,461
62	First Citizens BancShares, Inc., Class A	14,247
769	First Commonwealth Financial Corp.	6,813
134	First Community Bancshares, Inc./VA	2,187
132	First Connecticut Bancorp, Inc./CT	2,020
79	First Defiance Financial Corp.	2,204
472	First Financial Bancorp	7,840
236	First Financial Bankshares, Inc.	6,936
94	First Financial Corp./IN	3,038
120	First Financial Northwest, Inc.	1,300
900	First Industrial Realty Trust, Inc. (REIT)	16,380
148	First Interstate BancSystem, Inc.	3,925
295	First Merchants Corp.	6,021
615	First Midwest Bancorp, Inc./IL	10,363
122	First NBC Bank Holding Co.*	3,917
66	First of Long Island Corp. (The)	2,301
480	First Potomac Realty Trust (REIT)	6,355
1,352	FirstMerit Corp.	23,302
166	Flagstar Bancorp, Inc.*	2,893
247	Flushing Financial Corp.	4,767
1,361	FNB Corp./PA	16,822
260	Forestar Group, Inc.*	5,200
99	Fox Chase Bancorp, Inc.	1,692
79	Franklin Financial Corp./VA*	1,569
736	Franklin Street Properties Corp. (REIT)	8,942
372	FXCM, Inc., Class A	5,390
189	Gain Capital Holdings, Inc.	1,193
594	Geo Group, Inc. (The) (REIT)	22,227
108	German American Bancorp, Inc.	2,926
209	Getty Realty Corp. (REIT)	3,921
625	GFI Group, Inc.	2,825
609	Glacier Bancorp, Inc.	16,577
145	Gladstone Commercial Corp. (REIT)	2,651
179	Glimcher Realty Trust (REIT)	2,010
67	Global Indemnity PLC*	1,812
558	Government Properties Income Trust (REIT)	13,403
962	Gramercy Property Trust, Inc. (REIT)	5,955
85	Great Southern Bancorp, Inc.	2,692
255	Green Dot Corp., Class A*	4,817
232	Greenlight Capital Re Ltd., Class A*	7,937
121	Guaranty Bancorp	1,686
116	Hallmark Financial Services, Inc.*	1,108
279	Hampton Roads Bankshares, Inc.*	469
673	Hancock Holding Co.	22,370
260	Hanmi Financial Corp.	5,343
178	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,579
789	Hatteras Financial Corp. (REIT)	15,701
23	HCI Group, Inc.	969
785	Healthcare Realty Trust, Inc. (REIT)	19,594
129	Heartland Financial USA, Inc.	3,086
170	Heritage Commerce Corp.	1,414
247	Heritage Financial Corp./WA	4,041
183	Heritage Oaks Bancorp	1,301
1,640	Hersha Hospitality Trust (REIT)	11,136
737	Highwoods Properties, Inc. (REIT)	31,359
554	Hilltop Holdings, Inc.*	11,728
85	Home BancShares, Inc./AR	2,529
581	Home Loan Servicing Solutions Ltd.	12,724
121	HomeStreet, Inc.	2,201
171	HomeTrust Bancshares, Inc.*	2,579
333	Horace Mann Educators Corp.	9,923
75	Horizon Bancorp/IN	1,661
449	Hudson Pacific Properties, Inc. (REIT)	12,056
120	Hudson Valley Holding Corp.	2,132
257	Iberiabank Corp.	16,769
337	ICG Group, Inc.*	5,847

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
63	Independence Holding Co.	$879
195	Independent Bank Corp./MA	7,178
187	Independent Bank Corp./MI	2,270
43	Independent Bank Group, Inc.	2,176
60	Infinity Property & Casualty Corp.	4,103
714	Inland Real Estate Corp. (REIT)	7,433
445	International Bancshares Corp.	11,730
97	INTL FCStone, Inc.*	1,860
1,006	Invesco Mortgage Capital, Inc. (REIT)	17,726
294	Investment Technology Group, Inc.*	5,007
2,580	Investors Bancorp, Inc.	27,374
916	Investors Real Estate Trust (REIT)	7,813
694	iStar Financial, Inc. (REIT)*	10,327
1,222	Janus Capital Group, Inc.	14,847
96	JGWPT Holdings, Inc., Class A*	1,296
31	Kansas City Life Insurance Co.	1,440
369	KCG Holdings, Inc., Class A*	4,317
103	Kearny Financial Corp.*	1,612
380	Kemper Corp.	13,813
541	Kennedy-Wilson Holdings, Inc.	14,131
269	Kite Realty Group Trust (REIT)	6,919
125	Ladder Capital Corp., Class A*	2,325
312	Lakeland Bancorp, Inc.	3,223
135	Lakeland Financial Corp.	5,257
851	LaSalle Hotel Properties (REIT)	31,104
1,681	Lexington Realty Trust (REIT)	18,289
285	LTC Properties, Inc. (REIT)	11,671
214	Macatawa Bank Corp.	1,094
725	Mack-Cali Realty Corp. (REIT)	15,326
368	Maiden Holdings Ltd.	4,475
167	MainSource Financial Group, Inc.	2,881
112	Manning & Napier, Inc.	2,080
68	Marlin Business Services Corp.	1,345
544	MB Financial, Inc.	15,389
410	Meadowbrook Insurance Group, Inc.	2,538
1,410	Medical Properties Trust, Inc. (REIT)	19,867
138	Mercantile Bank Corp.	2,615
42	Merchants Bancshares, Inc./VT	1,242
50	Meta Financial Group, Inc.	1,900
116	Metro Bancorp, Inc.*	2,698
1,616	MGIC Investment Corp.*	13,623
68	MidSouth Bancorp, Inc.	1,299
57	MidWestOne Financial Group, Inc.	1,355
53	Moelis & Co.	1,923
457	Monmouth Real Estate Investment Corp. (REIT)	4,945
320	Montpelier Re Holdings Ltd.	10,064
28	NASB Financial, Inc.	680
336	National Bank Holdings Corp., Class A	6,827
57	National Bankshares, Inc.	1,655
290	National General Holdings Corp.	5,432
46	National Interstate Corp.	1,288
961	National Penn Bancshares, Inc.	9,610
18	National Western Life Insurance Co., Class A	4,572
86	Navigators Group, Inc. (The)*	5,525
357	NBT Bancorp, Inc.	8,572
170	Nelnet, Inc., Class A	7,475
2,305	New Residential Investment Corp. (REIT)	14,452
741	New York Mortgage Trust, Inc. (REIT)	5,913
1,326	New York REIT, Inc. (REIT)	13,671
275	NewBridge Bancorp*	2,054
218	NewStar Financial, Inc.*	2,514
84	Nicholas Financial, Inc.	1,078
413	NMI Holdings, Inc., Class A*	3,998
438	Northfield Bancorp, Inc.	5,742
56	Northrim BanCorp, Inc.	1,367
774	Northwest Bancshares, Inc.	9,760
110	OceanFirst Financial Corp.	1,806
368	OFG Bancorp	5,851
69	Old Line Bancshares, Inc.	1,026
938	Old National Bancorp/IN	12,278
94	OmniAmerican Bancorp, Inc.	2,440
100	One Liberty Properties, Inc. (REIT)	2,167
185	OneBeacon Insurance Group Ltd., Class A	2,966
83	Oppenheimer Holdings, Inc., Class A	2,005
42	Opus Bank*	1,331
374	Oritani Financial Corp.	5,610
88	Owens Realty Mortgage, Inc. (REIT)	1,404
147	Pacific Continental Corp.	1,982
141	Pacific Premier Bancorp, Inc.*	2,094
37	Palmetto Bancshares, Inc.	518
105	Park National Corp.	8,173
365	Park Sterling Corp.	2,493
582	Parkway Properties, Inc./MD (REIT)	12,076
98	Peapack Gladstone Financial Corp.	1,838
522	Pebblebrook Hotel Trust (REIT)	20,222
39	Penns Woods Bancorp, Inc.	1,774
562	Pennsylvania Real Estate Investment Trust (REIT)	11,330
45	PennyMac Financial Services, Inc., Class A*	694
605	PennyMac Mortgage Investment Trust (REIT)	13,467
89	Peoples Bancorp, Inc./OH	2,133
62	Peoples Financial Services Corp.	3,130
469	PHH Corp.*	11,237
47	Phoenix Cos., Inc. (The)*	2,890
280	Physicians Realty Trust (REIT)	4,147
186	PICO Holdings, Inc.*	4,111
291	Pinnacle Financial Partners, Inc.	10,435
133	Piper Jaffray Cos.*	7,097
220	Platinum Underwriters Holdings Ltd.	13,743
96	Preferred Bank/CA*	2,306
447	Primerica, Inc.	22,497
586	PrivateBancorp, Inc.	17,293
570	Prosperity Bancshares, Inc.	34,428
493	Provident Financial Services, Inc.	8,386
79	PS Business Parks, Inc. (REIT)	6,442
1,248	Radian Group, Inc.	18,171
673	RAIT Financial Trust (REIT)	5,445
631	Ramco-Gershenson Properties Trust (REIT)	10,702
87	RE/MAX Holdings, Inc., Class A	2,638
678	Redwood Trust, Inc. (REIT)	13,133
87	Regional Management Corp.*	1,479
257	Renasant Corp.	7,435
81	Republic Bancorp, Inc./KY, Class A	1,844
253	Republic First Bancorp, Inc.*	1,131
111	Resource America, Inc., Class A	1,046
1,056	Resource Capital Corp. (REIT)	5,692
738	Retail Opportunity Investments Corp. (REIT)	11,690
375	Rexford Industrial Realty, Inc. (REIT)	5,527
352	RLI Corp.	15,734
1,070	RLJ Lodging Trust (REIT)	31,897
304	Rouse Properties, Inc. (REIT)	5,314
173	Ryman Hospitality Properties, Inc. (REIT)	8,607
243	S&T Bancorp, Inc.	6,060
23	Sabra Health Care REIT, Inc. (REIT)	655
169	Safeguard Scientifics, Inc.*	3,312
106	Safety Insurance Group, Inc.	5,851
205	Sandy Spring Bancorp, Inc.	4,955
10	Saul Centers, Inc. (REIT)	498
159	Seacoast Banking Corp. of Florida*	1,668
301	Select Income REIT (REIT)	8,398
460	Selective Insurance Group, Inc.	11,026

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13	ServisFirst Bancshares, Inc.	$392
99	Sierra Bancorp	1,720
314	Silver Bay Realty Trust Corp. (REIT)	5,234
133	Simmons First National Corp., Class A	5,309
197	South State Corp.	11,536
154	Southside Bancshares, Inc.	5,290
162	Southwest Bancorp, Inc./OK	2,678
36	Sovran Self Storage, Inc. (REIT)	2,782
201	Springleaf Holdings, Inc.*	6,689
39	Square 1 Financial, Inc., Class A*	748
36	St. Joe Co. (The)*	780
399	STAG Industrial, Inc. (REIT)	9,349
320	Starwood Waypoint Residential Trust (REIT)*	8,858
124	State Auto Financial Corp.	2,691
263	State Bank Financial Corp.	4,408
684	Sterling Bancorp/DE	8,666
176	Stewart Information Services Corp.	5,671
536	Stifel Financial Corp.*	25,640
120	Stock Yards Bancorp, Inc.	3,616
81	Stonegate Bank	2,198
100	Stonegate Mortgage Corp.*	1,451
473	Strategic Hotels & Resorts, Inc. (REIT)*	5,619
95	Suffolk Bancorp	1,979
700	Summit Hotel Properties, Inc. (REIT)	7,665
69	Sun Bancorp, Inc./NJ*	1,293
1,680	Sunstone Hotel Investors, Inc. (REIT)	24,478
1,534	Susquehanna Bancshares, Inc.	15,831
239	SWS Group, Inc.*	1,785
616	Symetra Financial Corp.	14,993
146	Talmer Bancorp, Inc., Class A	2,140
103	Tejon Ranch Co.*	2,896
271	Terreno Realty Corp. (REIT)	5,485
71	Territorial Bancorp, Inc.	1,460
228	Texas Capital Bancshares, Inc.*	12,307
464	Third Point Reinsurance Ltd.*	7,108
64	Tiptree Financial, Inc., Class A*	463
121	Tompkins Financial Corp.	5,541
242	Towne Bank/VA	3,548
152	Trade Street Residential, Inc. (REIT)	1,067
29	Tree.com, Inc.*	928
132	Trico Bancshares	2,950
181	TriState Capital Holdings, Inc.*	1,725
774	TrustCo Bank Corp./NY	5,433
551	Trustmark Corp.	13,078
309	UMB Financial Corp.	17,845
139	UMH Properties, Inc. (REIT)	1,425
1,362	Umpqua Holdings Corp.	23,794
378	Union Bankshares Corp.	8,932
565	United Bankshares, Inc./WV	18,617
409	United Community Banks, Inc./GA	6,937
414	United Community Financial Corp./OH	1,896
362	United Financial Bancorp, Inc.	4,485
169	United Fire Group, Inc.	4,955
12	United Insurance Holdings Corp.	194
14	Universal Insurance Holdings, Inc.	194
133	Univest Corp. of Pennsylvania	2,540
74	Urstadt Biddle Properties, Inc., Class A (REIT)	1,578
1,639	Valley National Bancorp	16,390
292	ViewPoint Financial Group, Inc.	7,607
151	Walker & Dunlop, Inc.*	2,143
308	Walter Investment Management Corp.*	8,116
829	Washington Federal, Inc.	18,031
545	Washington Real Estate Investment Trust (REIT)	15,140
120	Washington Trust Bancorp, Inc.	4,222
281	Waterstone Financial, Inc.	3,212
738	Webster Financial Corp.	21,771
215	WesBanco, Inc.	6,676
131	West Bancorp., Inc.	1,972
215	Westamerica Bancorp.	10,400
287	Western Alliance Bancorp.*	6,776
341	Western Asset Mortgage Capital Corp. (REIT)	5,183
183	Whitestone REIT (REIT)	2,782
574	Wilshire Bancorp, Inc.	5,602
381	Wintrust Financial Corp.	17,743
73	WSFS Financial Corp.	5,446
166	Yadkin Financial Corp.*	3,121
		2,752,828
	Health Care — 3.9%

51	ACADIA Pharmaceuticals, Inc.*	1,223
626	Achillion Pharmaceuticals, Inc.*	7,243
2	Adamas Pharmaceuticals, Inc.*	37
47	Addus HomeCare Corp.*	1,029
446	Affymetrix, Inc.*	3,867
106	Agenus, Inc.*	333
193	Albany Molecular Research, Inc.*	3,821
29	Alliance HealthCare Services, Inc.*	825
68	Almost Family, Inc.*	1,903
58	AMAG Pharmaceuticals, Inc.*	1,313
223	Amedisys, Inc.*	4,665
380	AMN Healthcare Services, Inc.*	5,746
272	Amsurg Corp.*	14,631
172	Anacor Pharmaceuticals, Inc.*	4,006
102	Analogic Corp.	7,364
202	AngioDynamics, Inc.*	2,850
201	Array BioPharma, Inc.*	794
59	AtriCure, Inc.*	916
118	BioCryst Pharmaceuticals, Inc.*	1,593
14	Bio-Reference Laboratories, Inc.*	407
559	BioScrip, Inc.*	4,729
88	BioTelemetry, Inc.*	644
19	Castlight Health, Inc., Class B*	226
69	Celldex Therapeutics, Inc.*	1,098
5	Cellular Dynamics International, Inc.*	57
224	ChemoCentryx, Inc.*	1,145
12	Chindex International, Inc.*	287
223	CONMED Corp.	8,808
254	Cross Country Healthcare, Inc.*	2,027
230	CryoLife, Inc.	2,309
120	Cynosure, Inc., Class A*	2,704
283	Cytokinetics, Inc.*	1,211
178	Cytori Therapeutics, Inc.*	251
327	CytRx Corp.*	1,086
185	Derma Sciences, Inc.*	1,567
2,149	Dynavax Technologies Corp.*	3,052
208	Emergent Biosolutions, Inc.*	5,179
12	Ensign Group, Inc. (The)	420
80	Exactech, Inc.*	1,910
352	Five Star Quality Care, Inc.*	1,633
1,283	Geron Corp.*	3,054
203	Greatbatch, Inc.*	9,251
389	Haemonetics Corp.*	13,883
288	Hanger, Inc.*	6,451
1	Harvard Apparatus Regenerative Technology, Inc.*	7
173	HealthSouth Corp.	6,814
123	Healthways, Inc.*	2,148
23	Hyperion Therapeutics, Inc.*	595
110	ICU Medical, Inc.*	6,885
43	Idera Pharmaceuticals, Inc.*	124
55	Immunomedics, Inc.*	183
462	Impax Laboratories, Inc.*	11,384
55	Inovio Pharmaceuticals, Inc.*	582
121	Integra LifeSciences Holdings Corp.*	6,049
91	InterMune, Inc.*	6,684
263	Invacare Corp.	4,034

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
60	IPC The Hospitalist Co., Inc.*	$2,900
527	Kindred Healthcare, Inc.	10,883
189	Lexicon Pharmaceuticals, Inc.*	287
101	LHC Group, Inc.*	2,600
225	Magellan Health, Inc.*	12,568
29	MedAssets, Inc.*	667
49	Medicines Co. (The)*	1,255
351	Merit Medical Systems, Inc.*	4,391
45	Merrimack Pharmaceuticals, Inc.*	314
84	National Healthcare Corp.	4,813
10	National Research Corp., Class A*	140
270	Navidea Biopharmaceuticals, Inc.*	386
452	Nektar Therapeutics*	6,446
106	NeoStem, Inc.*	610
60	NPS Pharmaceuticals, Inc.*	1,811
63	NuVasive, Inc.*	2,211
19	Omeros Corp.*	283
427	OraSure Technologies, Inc.*	3,557
151	Orthofix International N.V.*	5,120
14	Osiris Therapeutics, Inc.*	200
126	OvaScience, Inc.*	1,702
516	Owens & Minor, Inc.	17,750
101	Peregrine Pharmaceuticals, Inc.*	167
245	PharMerica Corp.*	6,098
106	PhotoMedex, Inc.*	867
436	Progenics Pharmaceuticals, Inc.*	2,402
161	Prothena Corp. PLC*	3,687
23	PTC Therapeutics, Inc.*	728
15	RadNet, Inc.*	100
27	Revance Therapeutics, Inc.*	630
716	Rigel Pharmaceuticals, Inc.*	1,862
292	Rockwell Medical, Inc.*	2,786
463	RTI Surgical, Inc.*	2,459
36	Sagent Pharmaceuticals, Inc.*	1,002
162	SciClone Pharmaceuticals, Inc.*	1,111
40	Select Medical Holdings Corp.	561
103	Skilled Healthcare Group, Inc., Class A*	763
409	Spectrum Pharmaceuticals, Inc.*	3,317
5	Surgical Care Affiliates, Inc.*	149
93	SurModics, Inc.*	1,899
307	Symmetry Medical, Inc.*	2,831
11	Theravance Biopharma, Inc.*	323
37	Theravance, Inc.	872
24	Threshold Pharmaceuticals, Inc.*	100
291	Tornier N.V.*	6,291
213	TransEnterix, Inc.*	839
204	Triple-S Management Corp., Class B*	3,905
146	Unilife Corp.*	372
346	Universal American Corp.*	2,958
151	Verastem, Inc.*	1,315
331	WellCare Health Plans, Inc.*	21,800
217	Wright Medical Group, Inc.*	6,475
419	XenoPort, Inc.*	2,129
123	XOMA Corp.*	539
		345,268
	Industrials — 10.4%

324	AAR Corp.	8,975
457	ABM Industries, Inc.	12,156
409	Acacia Research Corp.	7,276
933	ACCO Brands Corp.*	7,212
29	Accuride Corp.*	132
200	Aceto Corp.	3,844
581	Actuant Corp., Class A	19,597
282	Aegion Corp.*	6,954
71	Aerovironment, Inc.*	2,239
427	Air Transport Services Group, Inc.*	3,489
371	Aircastle Ltd.	7,094
58	Alamo Group, Inc.	2,828
203	Albany International Corp., Class A	7,627
162	Ameresco, Inc., Class A*	1,362
5	American Railcar Industries, Inc.	399
57	American Science & Engineering, Inc.	3,300
97	Apogee Enterprises, Inc.	3,541
218	Applied Industrial Technologies, Inc.	10,619
17	ArcBest Corp.	610
62	Argan, Inc.	2,483
154	Astec Industries, Inc.	6,397
206	Atlas Air Worldwide Holdings, Inc.*	6,891
402	Baltic Trading Ltd.	2,360
443	Barnes Group, Inc.	15,168
316	Beacon Roofing Supply, Inc.*	9,012
392	Brady Corp., Class A	10,435
382	Briggs & Stratton Corp.	7,694
396	Brink’s Co. (The)	10,843
134	CAI International, Inc.*	2,598
44	Casella Waste Systems, Inc., Class A*	196
339	CBIZ, Inc.*	2,915
115	CDI Corp.	1,745
172	Ceco Environmental Corp.	2,418
161	Celadon Group, Inc.	3,371
284	Cenveo, Inc.*	863
15	CIRCOR International, Inc.	1,068
768	Civeo Corp.	19,515
23	CLARCOR, Inc.	1,454
144	Columbus McKinnon Corp.	3,609
250	Comfort Systems USA, Inc.	3,800
82	CRA International, Inc.*	2,207
159	Cubic Corp.	7,098
292	Curtiss-Wright Corp.	20,977
198	Deluxe Corp.	11,791
617	DigitalGlobe, Inc.*	18,738
22	Douglas Dynamics, Inc.	439
55	Ducommun, Inc.*	1,708
31	Dycom Industries, Inc.*	968
107	Dynamic Materials Corp.	2,136
550	EMCOR Group, Inc.	23,760
41	Encore Wire Corp.	1,740
215	Energy Recovery, Inc.*	1,019
292	EnerSys	18,773
144	Engility Holdings, Inc.*	5,060
214	Ennis, Inc.	3,088
49	Erickson, Inc.*	647
217	ESCO Technologies, Inc.	7,812
260	Esterline Technologies Corp.*	30,480
514	Federal Signal Corp.	7,566
40	Franklin Covey Co.*	763
29	Franklin Electric Co., Inc.	1,101
99	FreightCar America, Inc.	2,949
334	FTI Consulting, Inc.*	12,391
163	G&K Services, Inc., Class A	9,110
398	General Cable Corp.	8,545
252	Gibraltar Industries, Inc.*	4,009
19	Global Brass & Copper Holdings, Inc.	294
140	Global Power Equipment Group, Inc.	2,359
38	GP Strategies Corp.*	958
961	GrafTech International Ltd.*	8,390
320	Granite Construction, Inc.	11,286
453	Great Lakes Dredge & Dock Corp.*	3,452
257	Griffon Corp.	3,205
149	Heidrick & Struggles International, Inc.	3,227
9	Heritage-Crystal Clean, Inc.*	144
50	Hill International, Inc.*	220
28	HNI Corp.	1,062
145	Houston Wire & Cable Co.	1,888
53	Hurco Cos., Inc.	1,756
173	Huron Consulting Group, Inc.*	10,463
163	ICF International, Inc.*	5,506
270	InnerWorkings, Inc.*	2,341
14	Insteel Industries, Inc.	329

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
47	International Shipholding Corp.	$960
1,746	JetBlue Airways Corp.*	21,354
79	Kadant, Inc.	3,132
109	Kaman Corp.	4,432
224	Kelly Services, Inc., Class A	3,743
267	KEYW Holding Corp. (The)*	3,159
281	Kimball International, Inc., Class B	4,462
274	Knightsbridge Tankers Ltd.	3,359
198	Korn/Ferry International*	5,990
365	Kratos Defense & Security Solutions, Inc.*	2,748
85	L.B. Foster Co., Class A	4,459
162	Layne Christensen Co.*	1,844
16	Lindsay Corp.	1,244
88	LMI Aerospace, Inc.*	1,338
176	LSI Industries, Inc.	1,237
19	Lydall, Inc.*	526
114	Marten Transport Ltd.	2,257
209	Masonite International Corp.*	11,951
230	Matson, Inc.	6,208
212	McGrath RentCorp	7,844
378	Meritor, Inc.*	5,152
87	Miller Industries, Inc.	1,646
352	Mobile Mini, Inc.	13,788
337	Moog, Inc., Class A*	23,893
161	Mueller Industries, Inc.	4,708
54	Multi-Color Corp.	2,505
174	MYR Group, Inc.*	4,068
40	National Presto Industries, Inc.	2,620
402	Navigant Consulting, Inc.*	6,549
649	Navios Maritime Holdings, Inc.	6,140
56	NL Industries, Inc.	492
10	NN, Inc.	292
78	Northwest Pipe Co.*	2,883
495	Orbital Sciences Corp.*	13,251
224	Orion Marine Group, Inc.*	2,265
21	PAM Transportation Services, Inc.*	771
54	Patriot Transportation Holding, Inc.*	1,873
47	Paylocity Holding Corp.*	1,068
1,341	Pendrell Corp.*	2,065
13	Performant Financial Corp.*	125
224	Pike Corp.*	2,670
1,366	Plug Power, Inc.*	7,622
27	Ply Gem Holdings, Inc.*	318
76	Powell Industries, Inc.	4,004
183	PowerSecure International, Inc.*	2,024
20	Preformed Line Products Co.	1,138
226	Quad/Graphics, Inc.	5,065
169	Quality Distribution, Inc.*	2,373
286	Quanex Building Products Corp.	5,165
407	Republic Airways Holdings, Inc.*	4,131
317	Resources Connection, Inc.	4,853
24	Revolution Lighting Technologies, Inc.*	50
145	Roadrunner Transportation Systems, Inc.*	3,651
387	RPX Corp.*	5,879
46	Rush Enterprises, Inc., Class A*	1,687
318	Safe Bulkers, Inc.	2,789
1,102	Scorpio Bulkers, Inc.*	8,794
17	SIFCO Industries, Inc.	461
315	Simpson Manufacturing Co., Inc.	10,181
418	SkyWest, Inc.	3,749
8	SP Plus Corp.*	173
30	Standex International Corp.	2,239
143	Sterling Construction Co., Inc.*	1,218
182	TAL International Group, Inc.*	8,044
237	Teledyne Technologies, Inc.*	23,006
498	Tetra Tech, Inc.	12,699
133	Textainer Group Holdings Ltd.	4,692
360	Titan International, Inc.	5,220
119	Titan Machinery, Inc.*	1,465
43	TriMas Corp.*	1,363
89	TriNet Group, Inc.*	2,386
305	Tutor Perini Corp.*	9,113
19	Twin Disc, Inc.	615
175	Ultrapetrol (Bahamas) Ltd.*	586
121	UniFirst Corp.	11,731
322	United Stationers, Inc.	13,089
164	Universal Forest Products, Inc.	7,765
20	Universal Truckload Services, Inc.	498
51	USA Truck, Inc.*	958
748	UTi Worldwide, Inc.*	6,867
167	Viad Corp.	3,664
113	Vicor Corp.*	927
34	VSE Corp.	2,017
219	Watts Water Technologies, Inc., Class A	13,861
289	Werner Enterprises, Inc.	7,196
360	Wesco Aircraft Holdings, Inc.*	6,602
149	West Corp.	4,419
180	Woodward, Inc.	9,401
345	XPO Logistics, Inc.*	10,685
212	YRC Worldwide, Inc.*	4,923
		928,271
	Information Technology — 7.9%

9	A10 Networks, Inc.*	105
377	Actuate Corp.*	1,674
629	Acxiom Corp.*	11,665
224	ADTRAN, Inc.	5,170
30	Advanced Energy Industries, Inc.*	577
42	Aerohive Networks, Inc.*	335
120	Agilysys, Inc.*	1,498
177	Alpha & Omega Semiconductor Ltd.*	1,632
6	Amber Road, Inc.*	90
335	Amkor Technology, Inc.*	3,484
123	Anixter International, Inc.	10,975
114	Audience, Inc.*	978
909	Axcelis Technologies, Inc.*	1,836
497	Bankrate, Inc.*	6,978
237	Bazaarvoice, Inc.*	1,730
82	Bel Fuse, Inc., Class B	1,930
441	Benchmark Electronics, Inc.*	10,862
127	Black Box Corp.	3,004
346	Blucora, Inc.*	5,391
4	Borderfree, Inc.*	56
52	Bottomline Technologies (de), Inc.*	1,464
507	Brooks Automation, Inc.	5,749
32	Cabot Microelectronics Corp.*	1,373
192	CACI International, Inc., Class A*	13,847
339	Calix, Inc.*	3,559
98	Cascade Microtech, Inc.*	1,078
172	CEVA, Inc.*	2,608
341	Checkpoint Systems, Inc.*	4,723
635	Ciber, Inc.*	2,426
357	Cirrus Logic, Inc.*	8,632
189	Coherent, Inc.*	12,185
206	Cohu, Inc.	2,534
123	Computer Task Group, Inc.	1,572
1,796	Compuware Corp.	16,793
125	Comtech Telecommunications Corp.	4,755
830	Convergys Corp.	15,936
58	Covisint Corp.*	279
164	CSG Systems International, Inc.	4,546
276	CTS Corp.	4,893
58	CUI Global, Inc.*	430
91	Daktronics, Inc.	1,198
161	Datalink Corp.*	1,987
71	Dealertrack Technologies, Inc.*	3,178
71	Demand Media, Inc.*	642
215	Dice Holdings, Inc.*	1,825

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
207	Digi International, Inc.*	$1,726
267	Digital River, Inc.*	4,077
94	Diodes, Inc.*	2,392
181	DSP Group, Inc.*	1,625
100	DTS, Inc.*	2,389
837	EarthLink Holdings Corp.	3,457
144	Eastman Kodak Co.*	3,331
250	Ebix, Inc.	3,860
124	Electro Rent Corp.	1,876
200	Electro Scientific Industries, Inc.	1,484
649	Emulex Corp.*	3,557
165	EnerNOC, Inc.*	3,241
509	Entegris, Inc.*	6,179
678	Entropic Communications, Inc.*	1,783
241	EPIQ Systems, Inc.	3,507
40	ePlus, Inc.*	2,339
5	Everyday Health, Inc.*	73
278	Exar Corp.*	2,772
154	ExlService Holdings, Inc.*	4,200
249	Extreme Networks, Inc.*	1,327
287	Fabrinet*	4,647
1,021	Fairchild Semiconductor International, Inc.*	17,919
18	FARO Technologies, Inc.*	1,044
48	Finisar Corp.*	975
9	Five9, Inc.*	53
454	FormFactor, Inc.*	3,196
538	Global Cash Access Holdings, Inc.*	4,202
76	Global Eagle Entertainment, Inc.*	959
68	Glu Mobile, Inc.*	351
248	GSI Group, Inc.*	3,179
160	Hackett Group, Inc. (The)	1,003
669	Harmonic, Inc.*	4,395
174	Higher One Holdings, Inc.*	675
430	II-VI, Inc.*	6,003
152	Infinera Corp.*	1,608
59	Infoblox, Inc.*	794
335	Insight Enterprises, Inc.*	8,790
290	Integrated Device Technology, Inc.*	4,770
247	Integrated Silicon Solution, Inc.	3,663
444	Internap Network Services Corp.*	3,037
583	International Rectifier Corp.*	22,970
1,053	Intersil Corp., Class A	15,842
195	Intevac, Inc.*	1,390
321	Intralinks Holdings, Inc.*	2,523
322	Itron, Inc.*	13,595
417	Ixia*	4,012
200	IXYS Corp.	2,398
371	Kemet Corp.*	1,870
539	Kopin Corp.*	2,140
29	KVH Industries, Inc.*	360
493	Limelight Networks, Inc.*	1,168
201	Liquidity Services, Inc.*	3,063
26	Littelfuse, Inc.	2,390
196	ManTech International Corp., Class A	5,680
792	Mentor Graphics Corp.	17,274
272	Mercury Systems, Inc.*	3,038
250	Microsemi Corp.*	6,660
616	Millennial Media, Inc.*	1,466
438	MKS Instruments, Inc.	14,866
47	Model N, Inc.*	434
302	ModusLink Global Solutions, Inc.*	1,235
239	MoneyGram International, Inc.*	3,360
744	Monster Worldwide, Inc.*	4,293
73	Multi-Fineline Electronix, Inc.*	739
87	Nanometrics, Inc.*	1,455
299	NETGEAR, Inc.*	9,933
23	NeuStar, Inc., Class A*	678
36	Newport Corp.*	679
21	Numerex Corp., Class A*	241
23	NVE Corp.*	1,587
765	Oclaro, Inc.*	1,339
459	OmniVision Technologies, Inc.*	12,443
151	Oplink Communications, Inc.	2,917
6	OPOWER, Inc.*	94
126	OSI Systems, Inc.*	8,790
171	Park Electrochemical Corp.	4,812
53	Paycom Software, Inc.*	950
79	PC Connection, Inc.	1,792
227	Peregrine Semiconductor Corp.*	2,826
98	Perficient, Inc.*	1,688
181	Pericom Semiconductor Corp.*	1,770
504	Photronics, Inc.*	4,450
41	Plantronics, Inc.	1,957
181	Plexus Corp.*	7,455
972	PMC-Sierra, Inc.*	7,173
613	Polycom, Inc.*	8,122
226	PRGX Global, Inc.*	1,406
145	Procera Networks, Inc.*	1,492
420	Progress Software Corp.*	9,727
7	Q2 Holdings, Inc.*	103
8	QAD, Inc., Class A	166
713	QLogic Corp.*	6,453
1,063	Quantum Corp.*	1,329
27	QuickLogic Corp.*	92
284	QuinStreet, Inc.*	1,360
188	RealNetworks, Inc.*	1,448
63	Reis, Inc.	1,494
71	Rightside Group Ltd.*	856
229	Rofin-Sinar Technologies, Inc.*	5,487
106	Rogers Corp.*	6,379
174	Rosetta Stone, Inc.*	1,522
6	Rubicon Project, Inc. (The)*	58
195	Rubicon Technology, Inc.*	1,217
237	Rudolph Technologies, Inc.*	2,292
673	Sanmina Corp.*	15,802
175	Sapiens International Corp. N.V.*	1,442
233	ScanSource, Inc.*	8,984
269	Seachange International, Inc.*	2,042
560	ServiceSource International, Inc.*	2,128
311	Silicon Image, Inc.*	1,574
111	Silicon Laboratories, Inc.*	5,032
17	Silver Spring Networks, Inc.*	177
81	Speed Commerce, Inc.*	266
10	Stamps.com, Inc.*	337
293	Sykes Enterprises, Inc.*	6,135
207	SYNNEX Corp.*	14,436
630	Take-Two Interactive Software, Inc.*	14,811
136	TechTarget, Inc.*	1,178
394	TeleCommunication Systems, Inc., Class A*	1,174
223	Telenav, Inc.*	1,536
70	TeleTech Holdings, Inc.*	1,879
44	Tessco Technologies, Inc.	1,417
181	Tessera Technologies, Inc.	5,352
618	TiVo, Inc.*	8,708
290	Tremor Video, Inc.*	867
21	Trulia, Inc.*	1,294
443	TTM Technologies, Inc.*	3,389
165	Ultra Clean Holdings, Inc.*	1,592
187	Ultratech, Inc.*	4,836
165	Unisys Corp.*	3,863
4	Varonis Systems, Inc.*	95
327	Veeco Instruments, Inc.*	11,566
27	Verint Systems, Inc.*	1,354
40	Viasystems Group, Inc.*	426
104	Vishay Precision Group, Inc.*	1,591
24	Vitesse Semiconductor Corp.*	80
80	Vringo, Inc.*	81
237	Xcerra Corp.*	2,477

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
148	YuMe, Inc.*	$781
8	Zendesk, Inc.*	218
		702,358
	Materials — 3.8%

183	A. Schulman, Inc.	7,106
153	A.M. Castle & Co.*	1,499
9	Advanced Emissions Solutions, Inc.*	196
3	AEP Industries, Inc.*	127
1,118	AK Steel Holding Corp.*	12,209
852	Allied Nevada Gold Corp.*	3,255
235	American Vanguard Corp.	3,158
68	Ampco-Pittsburgh Corp.	1,444
572	Axiall Corp.	23,784
319	Berry Plastics Group, Inc.*	7,691
420	Century Aluminum Co.*	10,492
6	Chase Corp.	213
615	Coeur Mining, Inc.*	4,871
963	Commercial Metals Co.	16,641
146	FutureFuel Corp.	2,032
35	Handy & Harman Ltd.*	917
73	Hawkins, Inc.	2,686
96	Haynes International, Inc.	4,760
2,806	Hecla Mining Co.	9,176
357	Horsehead Holding Corp.*	7,208
75	Innophos Holdings, Inc.	4,361
158	Innospec, Inc.	6,664
456	Intrepid Potash, Inc.*	6,990
147	Kaiser Aluminum Corp.	11,841
79	KMG Chemicals, Inc.	1,339
268	Kraton Performance Polymers, Inc.*	5,448
150	Kronos Worldwide, Inc.	2,372
219	Landec Corp.*	2,875
1,154	Louisiana-Pacific Corp.*	16,468
158	LSB Industries, Inc.*	6,328
102	Materion Corp.	3,328
204	Minerals Technologies, Inc.	12,774
1,488	Molycorp, Inc.*	2,664
66	Neenah Paper, Inc.	3,608
363	Noranda Aluminum Holding Corp.	1,477
646	Olin Corp.	17,629
60	Olympic Steel, Inc.	1,442
263	OM Group, Inc.	6,996
220	P. H. Glatfelter Co.	5,485
33	Quaker Chemical Corp.	2,574
533	Resolute Forest Products, Inc.*	9,162
236	RTI International Metals, Inc.*	6,846
215	Schnitzer Steel Industries, Inc., Class A	5,953
211	Schweitzer-Mauduit International, Inc.	9,039
381	Sensient Technologies Corp.	21,378
85	Stepan Co.	4,105
62	Stillwater Mining Co.*	1,151
175	SunCoke Energy, Inc.*	4,202
39	Taminco Corp.*	934
20	Trecora Resources*	263
203	Tredegar Corp.	4,224
502	Tronox Ltd., Class A	15,241
50	UFP Technologies, Inc.*	1,167
1	United States Lime & Minerals, Inc.	62
58	Universal Stainless & Alloy Products, Inc.*	1,858
401	Walter Energy, Inc.	2,242
25	Wausau Paper Corp.	228
136	Zep, Inc.	2,160
		332,343
	Telecommunication Services — 0.6%

492	8x8, Inc.*	3,823
77	Atlantic Tele-Network, Inc.	4,515
190	Boingo Wireless, Inc.*	1,322
1,306	Cincinnati Bell, Inc.*	4,793
123	Consolidated Communications Holdings, Inc.	2,999
36	FairPoint Communications, Inc.*	582
2,245	Globalstar, Inc.*	8,935
87	Hawaiian Telcom Holdco, Inc.*	2,392
13	IDT Corp., Class B	204
48	inContact, Inc.*	440
166	Intelsat S.A.*	2,912
659	Iridium Communications, Inc.*	6,194
24	Lumos Networks Corp.	351
10	magicJack VocalTec Ltd.*	125
78	NTELOS Holdings Corp.	1,029
364	ORBCOMM, Inc.*	2,268
336	Premiere Global Services, Inc.*	4,425
29	Shenandoah Telecommunications Co.	801
177	Spok Holdings, Inc.	2,620
1,424	Vonage Holdings Corp.*	4,913
		55,643
	Utilities — 4.9%

346	ALLETE, Inc.	16,840
295	American States Water Co.	9,528
63	Artesian Resources Corp., Class A	1,336
987	Atlantic Power Corp.	3,909
492	Avista Corp.	15,970
365	Black Hills Corp.	19,611
391	California Water Service Group	9,525
79	Chesapeake Utilities Corp.	5,449
494	Cleco Corp.	27,871
89	Connecticut Water Service, Inc.	2,933
820	Dynegy, Inc.*	26,798
330	El Paso Electric Co.	12,982
353	Empire District Electric Co. (The)	9,125
411	IDACORP, Inc.	23,312
353	Laclede Group, Inc. (The)	17,456
283	MGE Energy, Inc.	11,385
131	Middlesex Water Co.	2,689
345	New Jersey Resources Corp.	18,019
222	Northwest Natural Gas Co.	10,092
320	NorthWestern Corp.	15,450
195	NRG Yield, Inc., Class A	10,606
425	ONE Gas, Inc.	15,908
90	Ormat Technologies, Inc.	2,478
298	Otter Tail Corp.	8,490
637	Piedmont Natural Gas Co., Inc.	23,824
651	PNM Resources, Inc.	17,063
639	Portland General Electric Co.	22,026
102	SJW Corp.	2,789
270	South Jersey Industries, Inc.	15,646
380	Southwest Gas Corp.	19,840
462	UIL Holdings Corp.	17,209
114	Unitil Corp.	3,715
424	WGL Holdings, Inc.	18,440
40	York Water Co.	807
		439,121
	Total Common Stocks (Cost $7,114,630)	7,026,045

No. of Rights
	Rights — 0.0%‡
422	Leap Wireless International, Inc.*^	1,064
	Total Rights (Cost $—)	1,064

See accompanying notes to schedules of portfolio investments.

No. of Warrants		Value
	Warrants — 0.0%‡
101	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	$—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 3.8%
	Federal Home Loan Bank
$340,481	0.00%, due 09/02/14	340,481
	Total U.S. Government & Agency Security (Cost $340,481)	340,481

	Repurchase Agreements (a)(b) — 4.7%
421,040	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $421,042	421,040
	Total Repurchase Agreements (Cost $421,040)	421,040

	Total Investment Securities (Cost $7,876,151) — 87.4%	7,788,630
	Other assets less liabilities — 12.6%	1,122,108
	Net Assets — 100.0%	$8,910,738

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $1,064 or 0.01% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $938,230.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$431,145
Aggregate gross unrealized depreciation	(564,493)
Net unrealized depreciation	$(133,348)
Federal income tax cost of investments	$7,921,978

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$237,353	11/06/15	Credit Suisse International	(0.29)%	Russell 2000® Value Index	$18,369
8,288	11/06/15	Deutsche Bank AG	0.02%	iShares® Russell 2000 Value ETF	(1,261)
5,597,222	11/06/15	Deutsche Bank AG	(0.48)%	Russell 2000® Value Index	305,396
53,087	11/06/15	Morgan Stanley & Co. International PLC	(0.04)%	iShares® Russell 2000 Value ETF	3,854
1,176,262	11/06/15	Morgan Stanley & Co. International PLC	0.31%	Russell 2000® Value Index	389,865
1,954,642	11/06/14	Societe Generale	0.56%	Russell 2000® Value Index	334,350
1,769,303	01/06/15	UBS AG	0.31%	Russell 2000® Value Index	82,100
$10,796,157					$1,132,673

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 44.0%
	Consumer Discretionary — 6.6%

31	2U, Inc.*	$586
515	American Axle & Manufacturing Holdings, Inc.*	9,322
126	American Public Education, Inc.*	3,825
9	America’s Car-Mart, Inc.*	381
356	Ann, Inc.*	14,753
34	Arctic Cat, Inc.	1,259
233	Asbury Automotive Group, Inc.*	16,235
86	Beazer Homes USA, Inc.*	1,621
44	BJ’s Restaurants, Inc.*	1,640
587	Bloomin’ Brands, Inc.*	9,768
92	Blue Nile, Inc.*	2,613
472	Boyd Gaming Corp.*	5,027
131	Bravo Brio Restaurant Group, Inc.*	1,892
234	Bright Horizons Family Solutions, Inc.*	9,517
160	Brown Shoe Co., Inc.	4,774
353	Brunswick Corp.	15,179
215	Buckle, Inc. (The)	10,574
144	Buffalo Wild Wings, Inc.*	21,276
67	Build-A-Bear Workshop, Inc.*	874
195	Burlington Stores, Inc.*	6,956
51	Caesars Entertainment Corp.*	685
83	Capella Education Co.	5,404
184	Carmike Cinemas, Inc.*	6,232
20	Carriage Services, Inc.	373
31	Cato Corp. (The), Class A	1,075
67	Cavco Industries, Inc.*	4,786
380	Cheesecake Factory, Inc. (The)	17,081
277	Christopher & Banks Corp.*	2,651
67	Churchill Downs, Inc.	6,309
125	Chuy’s Holdings, Inc.*	3,288
132	Cinedigm Corp., Class A*	247
167	ClubCorp Holdings, Inc.	3,100
52	Collectors Universe, Inc.	1,048
71	Columbia Sportswear Co.	5,407
211	Conn’s, Inc.*	9,459
131	Container Store Group, Inc. (The)*	2,769
45	Cooper Tire & Rubber Co.	1,387
6	Cooper-Standard Holding, Inc.*	393
18	Core-Mark Holding Co., Inc.	867
92	Coupons.com, Inc.*	1,406
136	Cracker Barrel Old Country Store, Inc.	13,656
85	Crocs, Inc.*	1,313
218	Crown Media Holdings, Inc., Class A*	752
9	Culp, Inc.	165
743	Cumulus Media, Inc., Class A*	3,410
594	Dana Holding Corp.	13,799
180	Del Frisco’s Restaurant Group, Inc.*	3,983
445	Denny’s Corp.*	3,039
14	Destination Maternity Corp.	271
47	Destination XL Group, Inc.*	235
269	Diamond Resorts International, Inc.*	6,730
50	DineEquity, Inc.	4,160
88	Dixie Group, Inc. (The)*	849
206	Dorman Products, Inc.*	9,235
180	Drew Industries, Inc.	7,990
22	Education Management Corp.*	28
71	Einstein Noah Restaurant Group, Inc.	1,010
416	Entravision Communications Corp., Class A	1,905
61	Eros International PLC*	991
16	Escalade, Inc.	231
38	Express, Inc.*	659
36	Famous Dave’s of America, Inc.*	976
204	Fiesta Restaurant Group, Inc.*	10,014
92	Finish Line, Inc. (The), Class A	2,726
413	Five Below, Inc.*	16,751
85	Fox Factory Holding Corp.*	1,294
321	Francesca’s Holdings Corp.*	4,494
14	FTD Cos., Inc.*	464
146	G-III Apparel Group Ltd.*	12,051
16	Genesco, Inc.*	1,269
268	Gentherm, Inc.*	13,092
11	Global Sources Ltd.*	78
355	Grand Canyon Education, Inc.*	15,350
377	Gray Television, Inc.*	3,744
34	Group 1 Automotive, Inc.	2,725
82	Helen of Troy Ltd.*	4,774
35	hhgregg, Inc.*	250
197	Hibbett Sports, Inc.*	8,950
253	HSN, Inc.	15,329
120	Iconix Brand Group, Inc.*	4,996
58	Ignite Restaurant Group, Inc.*	428
65	Installed Building Products, Inc.*	869
233	Interval Leisure Group, Inc.	5,037
224	iRobot Corp.*	7,264
14	ITT Educational Services, Inc.*	118
305	Jack in the Box, Inc.	18,132
131	Jamba, Inc.*	1,914
111	K12, Inc.*	2,090
470	KB Home	8,343
65	Kirkland’s, Inc.*	1,159
496	Krispy Kreme Doughnuts, Inc.*	8,437
239	La Quinta Holdings, Inc.*	4,720
339	La-Z-Boy, Inc.	7,234
24	LGI Homes, Inc.*	459
153	Libbey, Inc.*	4,223
29	Liberty Tax, Inc.*	983
17	Life Time Fitness, Inc.*	784
612	LifeLock, Inc.*	9,070
174	Lithia Motors, Inc., Class A	15,211
100	Loral Space & Communications, Inc.*	7,492
209	Lumber Liquidators Holdings, Inc.*	11,959
64	Malibu Boats, Inc., Class A*	1,332
81	Marine Products Corp.	654
171	Martha Stewart Living Omnimedia, Inc., Class A*	737
114	Mattress Firm Holding Corp.*	6,531
80	MDC Partners, Inc., Class A	1,752
290	Men’s Wearhouse, Inc. (The)	15,669
105	Modine Manufacturing Co.*	1,493
240	Monro Muffler Brake, Inc.	12,420
67	Morgans Hotel Group Co.*	507
115	Motorcar Parts of America, Inc.*	3,487
63	Movado Group, Inc.	2,339
225	Multimedia Games Holding Co., Inc.*	6,257
24	Nathan’s Famous, Inc.*	1,332
101	National CineMedia, Inc.	1,475
145	Nautilus, Inc.*	1,714
101	New York & Co., Inc.*	343
233	Nexstar Broadcasting Group, Inc., Class A	10,634
82	Noodles & Co.*	1,605
219	Nutrisystem, Inc.	3,574
178	Orbitz Worldwide, Inc.*	1,460
155	Outerwall, Inc.*	9,134
88	Overstock.com, Inc.*	1,555
111	Oxford Industries, Inc.	6,808
312	Pacific Sunwear of California, Inc.*	649
233	Papa John’s International, Inc.	9,227
44	Papa Murphy’s Holdings, Inc.*	386
154	PetMed Express, Inc.	2,168
719	Pier 1 Imports, Inc.	11,331

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
453	Pinnacle Entertainment, Inc.*	$11,320
343	Pool Corp.	19,434
180	Popeyes Louisiana Kitchen, Inc.*	7,218
114	Potbelly Corp.*	1,379
637	Quiksilver, Inc.*	1,854
4	R.G. Barry Corp.	76
176	Radio One, Inc., Class D*	530
61	ReachLocal, Inc.*	321
109	Red Robin Gourmet Burgers, Inc.*	5,788
8	Remy International, Inc.	177
69	Rentrak Corp.*	3,523
237	Restoration Hardware Holdings, Inc.*	19,877
234	RetailMeNot, Inc.*	4,364
175	Ruth’s Hospitality Group, Inc.	1,951
6	Saga Communications, Inc., Class A	228
246	Scientific Games Corp., Class A*	2,497
413	Select Comfort Corp.*	9,239
101	Sequential Brands Group, Inc.*	1,348
60	Shiloh Industries, Inc.*	1,003
179	Shutterfly, Inc.*	9,131
523	Sinclair Broadcast Group, Inc., Class A	15,193
220	Skechers U.S.A., Inc., Class A*	12,841
418	Smith & Wesson Holding Corp.*	4,627
290	Sonic Corp.*	6,122
464	Sotheby’s	18,936
28	Sportsman’s Warehouse Holdings, Inc.*	168
90	Standard Motor Products, Inc.	3,385
443	Steven Madden Ltd.*	15,058
165	Stoneridge, Inc.*	2,056
21	Strattec Security Corp.	1,685
83	Strayer Education, Inc.*	5,040
148	Sturm Ruger & Co., Inc.	7,461
463	Tenneco, Inc.*	29,669
530	Texas Roadhouse, Inc.	14,093
213	Tile Shop Holdings, Inc.*	2,460
157	Tower International, Inc.*	5,264
104	TRI Pointe Homes, Inc.*	1,539
269	Tuesday Morning Corp.*	4,729
385	Tumi Holdings, Inc.*	8,655
53	Turtle Beach Corp.*	378
121	Universal Electronics, Inc.*	6,615
275	Vail Resorts, Inc.	21,860
105	ValueVision Media, Inc., Class A*	492
166	Vera Bradley, Inc.*	3,406
85	Vince Holding Corp.*	3,086
118	Vitamin Shoppe, Inc.*	4,624
194	Weight Watchers International, Inc.	4,790
16	William Lyon Homes, Class A*	409
18	Winmark Corp.	1,300
207	Winnebago Industries, Inc.*	5,119
772	Wolverine World Wide, Inc.	20,504
226	World Wrestling Entertainment, Inc., Class A	3,286
44	Zoe’s Kitchen, Inc.*	1,283
125	Zumiez, Inc.*	4,044
		979,711
	Consumer Staples — 1.6%

313	22nd Century Group, Inc.*	955
2	Alico, Inc.	78
198	Andersons, Inc. (The)	13,616
129	Annie’s, Inc.*	4,114
387	B&G Foods, Inc.	11,687
63	Boston Beer Co., Inc. (The), Class A*	13,922
428	Boulder Brands, Inc.*	5,761
102	Calavo Growers, Inc.	3,973
118	Cal-Maine Foods, Inc.	9,335
293	Casey’s General Stores, Inc.	21,005
32	Central Garden and Pet Co., Class A*	288
112	Chefs’ Warehouse, Inc. (The)*	2,116
32	Coca-Cola Bottling Co. Consolidated	2,379
68	Craft Brew Alliance, Inc.*	898
247	Darling Ingredients, Inc.*	4,762
166	Diamond Foods, Inc.*	4,577
141	Fairway Group Holdings Corp.*	633
57	Farmer Bros Co.*	1,332
117	Female Health Co. (The)	452
326	Fresh Market, Inc. (The)*	10,872
262	Harbinger Group, Inc.*	3,393
244	IGI Laboratories, Inc.*	1,681
9	Inter Parfums, Inc.	274
116	Inventure Foods, Inc.*	1,406
113	J&J Snack Foods Corp.	10,702
88	Lancaster Colony Corp.	7,780
240	Liberator Medical Holdings, Inc.	708
36	Lifeway Foods, Inc.*	498
85	Limoneira Co.	2,059
100	Medifast, Inc.*	3,360
87	National Beverage Corp.*	1,595
68	Natural Grocers by Vitamin Cottage, Inc.*	1,255
7	Oil-Dri Corp. of America	210
50	Orchids Paper Products Co.	1,391
142	PriceSmart, Inc.	12,726
21	Revlon, Inc., Class A*	713
150	Sanderson Farms, Inc.	13,998
113	Synutra International, Inc.*	641
130	Tootsie Roll Industries, Inc.	3,672
166	TreeHouse Foods, Inc.*	13,698
378	United Natural Foods, Inc.*	24,302
46	USANA Health Sciences, Inc.*	3,359
313	Vector Group Ltd.	7,478
114	WD-40 Co.	7,832
		237,486
	Energy — 2.3%

703	Abraxas Petroleum Corp.*	4,155
1	Adams Resources & Energy, Inc.	66
56	Alon USA Energy, Inc.	931
8	Apco Oil and Gas International, Inc.*	114
127	Approach Resources, Inc.*	2,271
242	Basic Energy Services, Inc.*	5,859
250	Bonanza Creek Energy, Inc.*	15,352
402	BPZ Resources, Inc.*	985
300	C&J Energy Services, Inc.*	8,607
150	CARBO Ceramics, Inc.	16,138
346	Carrizo Oil & Gas, Inc.*	21,701
45	Clayton Williams Energy, Inc.*	5,330
295	Clean Energy Fuels Corp.*	2,941
235	Delek U.S. Holdings, Inc.	8,220
319	Diamondback Energy, Inc.*	27,546
149	Evolution Petroleum Corp.	1,494
441	EXCO Resources, Inc.	2,130
91	Forest Oil Corp.*	148
168	Forum Energy Technologies, Inc.*	5,720
410	FX Energy, Inc.*	1,402
60	GasLog Ltd.	1,519
391	Gastar Exploration, Inc.*	3,073
10	Geospace Technologies Corp.*	411
93	Glori Energy, Inc.*	618
265	Goodrich Petroleum Corp.*	5,857
241	Green Plains, Inc.	10,770
41	Gulf Island Fabrication, Inc.	864
159	ION Geophysical Corp.*	549
7	Isramco, Inc.*	882
85	Jones Energy, Inc., Class A*	1,634

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,028	Kodiak Oil & Gas Corp.*	$32,996
1,512	Magnum Hunter Resources Corp.*	10,448
315	Matador Resources Co.*	8,618
201	Matrix Service Co.*	5,670
16	Miller Energy Resources, Inc.*	83
135	North Atlantic Drilling Ltd.	1,480
13	Pacific Ethanol, Inc.*	300
53	Panhandle Oil and Gas, Inc., Class A	3,242
405	Parsley Energy, Inc., Class A*	8,878
20	PDC Energy, Inc.*	1,202
402	PetroQuest Energy, Inc.*	2,677
5	PHI, Inc. (Non-Voting)*	214
343	Pioneer Energy Services Corp.*	5,275
111	Profire Energy, Inc.*	526
123	Quicksilver Resources, Inc.*	164
38	REX American Resources Corp.*	4,060
366	Rex Energy Corp.*	5,592
91	RigNet, Inc.*	4,247
154	Ring Energy, Inc.*	2,644
59	Rosetta Resources, Inc.*	2,950
50	RSP Permian, Inc.*	1,430
233	Sanchez Energy Corp.*	7,733
324	SemGroup Corp., Class A	28,425
578	Solazyme, Inc.*	5,422
507	Synergy Resources Corp.*	6,824
23	Tesco Corp.	488
89	TransAtlantic Petroleum Ltd.*	976
323	Triangle Petroleum Corp.*	3,873
100	Vertex Energy, Inc.*	933
102	W&T Offshore, Inc.	1,522
405	Western Refining, Inc.	18,845
304	Willbros Group, Inc.*	3,326
		338,350
	Financials — 3.3%

15	Alexander’s, Inc. (REIT)	5,947
9	Altisource Asset Management Corp.*	6,700
111	Altisource Portfolio Solutions S.A.*	11,092
58	American Assets Trust, Inc. (REIT)	2,033
164	AmTrust Financial Services, Inc.	7,221
82	Atlas Financial Holdings, Inc.*	1,183
12	Aviv REIT, Inc. (REIT)	351
606	Bank of the Ozarks, Inc.	19,362
363	BGC Partners, Inc., Class A	2,748
108	BofI Holding, Inc.*	8,315
12	Cardinal Financial Corp.	214
141	CareTrust REIT, Inc. (REIT)*	2,463
3	CIFC Corp.	30
147	Cohen & Steers, Inc.	6,415
6	CommunityOne Bancorp*	57
9	Consolidated-Tomoka Land Co.	526
160	CoreSite Realty Corp. (REIT)	5,611
57	Crawford & Co., Class B	514
54	Credit Acceptance Corp.*	6,655
22	Diamond Hill Investment Group, Inc.	2,886
155	DuPont Fabros Technology, Inc. (REIT)	4,365
128	Eagle Bancorp, Inc.*	4,292
216	EastGroup Properties, Inc. (REIT)	14,005
135	eHealth, Inc.*	3,313
697	Empire State Realty Trust, Inc., Class A (REIT)	11,459
137	Employers Holdings, Inc.	2,933
133	Encore Capital Group, Inc.*	5,904
317	Essent Group Ltd.*	6,676
252	Evercore Partners, Inc., Class A	12,910
95	Federated National Holding Co.	2,346
391	Financial Engines, Inc.	14,025
220	First Cash Financial Services, Inc.*	12,707
268	First Financial Bankshares, Inc.	7,877
24	Forestar Group, Inc.*	480
49	GAMCO Investors, Inc., Class A	3,837
937	Glimcher Realty Trust (REIT)	10,523
215	Greenhill & Co., Inc.	10,539
47	HCI Group, Inc.	1,979
53	Heritage Insurance Holdings, Inc.*	792
250	HFF, Inc., Class A	7,500
332	Home BancShares, Inc./AR	9,877
30	Independent Bank Group, Inc.	1,518
32	Infinity Property & Casualty Corp.	2,188
27	INTL FCStone, Inc.*	518
324	Investors Bancorp, Inc.	3,438
11	Kearny Financial Corp.*	172
43	Kennedy-Wilson Holdings, Inc.	1,123
759	Ladenburg Thalmann Financial Services, Inc.*	2,717
38	Maiden Holdings Ltd.	462
61	Marcus & Millichap, Inc.*	1,850
287	MarketAxess Holdings, Inc.	16,910
155	Meridian Bancorp, Inc.*	1,640
1,072	MGIC Investment Corp.*	9,037
7	Moelis & Co.	254
252	National Health Investors, Inc. (REIT)	16,257
11	National Interstate Corp.	308
60	PennyMac Financial Services, Inc., Class A*	926
381	Portfolio Recovery Associates, Inc.*	21,652
309	Potlatch Corp. (REIT)	13,188
75	PS Business Parks, Inc. (REIT)	6,115
86	Pzena Investment Management, Inc., Class A	869
91	QTS Realty Trust, Inc., Class A (REIT)	2,744
292	Radian Group, Inc.	4,252
72	RCS Capital Corp., Class A	1,596
170	Ryman Hospitality Properties, Inc. (REIT)	8,458
338	Sabra Health Care REIT, Inc. (REIT)	9,626
64	Saul Centers, Inc. (REIT)	3,190
3	ServisFirst Bancshares, Inc.	91
43	Silvercrest Asset Management Group, Inc., Class A	690
218	Sovran Self Storage, Inc. (REIT)	16,845
16	Square 1 Financial, Inc., Class A*	307
447	St. Joe Co. (The)*	9,682
16	Stonegate Mortgage Corp.*	232
1,441	Strategic Hotels & Resorts, Inc. (REIT)*	17,119
312	Sun Communities, Inc. (REIT)	16,733
7	Tejon Ranch Co.*	197
116	Texas Capital Bancshares, Inc.*	6,262
22	Tree.com, Inc.*	704
17	UMH Properties, Inc. (REIT)	174
64	United Financial Bancorp, Inc.	793
116	United Insurance Holdings Corp.	1,872
92	Universal Health Realty Income Trust (REIT)	4,064
224	Universal Insurance Holdings, Inc.	3,105
121	Urstadt Biddle Properties, Inc., Class A (REIT)	2,580
32	ViewPoint Financial Group, Inc.	834
54	Virtus Investment Partners, Inc.	12,079
307	Western Alliance Bancorp.*	7,248
56	Westwood Holdings Group, Inc.	3,338
819	WisdomTree Investments, Inc.*	9,689
60	World Acceptance Corp.*	4,700
		489,008

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 9.8%

171	Abaxis, Inc.	$8,165
304	Abiomed, Inc.*	7,919
325	Acadia Healthcare Co., Inc.*	16,643
552	ACADIA Pharmaceuticals, Inc.*	13,237
173	Accelerate Diagnostics, Inc.*	3,505
125	Acceleron Pharma, Inc.*	3,359
584	Accuray, Inc.*	4,754
189	AcelRx Pharmaceuticals, Inc.*	1,351
53	Achaogen, Inc.*	504
154	Achillion Pharmaceuticals, Inc.*	1,782
317	Acorda Therapeutics, Inc.*	10,328
161	Actinium Pharmaceuticals, Inc.*	1,001
21	Adamas Pharmaceuticals, Inc.*	394
4	Addus HomeCare Corp.*	88
224	Aegerion Pharmaceuticals, Inc.*	6,843
80	Aerie Pharmaceuticals, Inc.*	1,310
138	Affymetrix, Inc.*	1,196
375	Agenus, Inc.*	1,177
103	Agios Pharmaceuticals, Inc.*	4,761
298	Air Methods Corp.*	17,481
60	Akebia Therapeutics, Inc.*	1,351
474	Akorn, Inc.*	18,495
61	Alder Biopharmaceuticals, Inc.*	1,039
200	Alimera Sciences, Inc.*	1,258
11	Alliance HealthCare Services, Inc.*	313
113	AMAG Pharmaceuticals, Inc.*	2,557
311	Ampio Pharmaceuticals, Inc.*	1,459
69	Amsurg Corp.*	3,711
91	Anacor Pharmaceuticals, Inc.*	2,119
52	ANI Pharmaceuticals, Inc.*	1,525
110	Anika Therapeutics, Inc.*	4,620
888	Antares Pharma, Inc.*	2,087
43	Applied Genetic Technologies Corp.*	735
186	Aratana Therapeutics, Inc.*	2,161
1,671	Arena Pharmaceuticals, Inc.*	6,885
1,254	ARIAD Pharmaceuticals, Inc.*	7,800
772	Array BioPharma, Inc.*	3,049
395	Arrowhead Research Corp.*	5,755
154	AtriCure, Inc.*	2,390
12	Atrion Corp.	3,840
71	Auspex Pharmaceuticals, Inc.*	1,632
382	Auxilium Pharmaceuticals, Inc.*	7,105
1,302	AVANIR Pharmaceuticals, Inc.*	8,098
423	BioCryst Pharmaceuticals, Inc.*	5,710
318	BioDelivery Sciences International, Inc.*	5,088
558	Bio-Path Holdings, Inc.*	1,289
174	Bio-Reference Laboratories, Inc.*	5,055
28	BioSpecifics Technologies Corp.*	876
119	BioTelemetry, Inc.*	871
396	BioTime, Inc.*	1,232
166	Bluebird Bio, Inc.*	6,642
233	Cambrex Corp.*	5,107
257	Cantel Medical Corp.	9,373
221	Capital Senior Living Corp.*	5,054
41	Cara Therapeutics, Inc.*	419
210	Cardiovascular Systems, Inc.*	5,983
81	Castlight Health, Inc., Class B*	965
616	Celldex Therapeutics, Inc.*	9,801
69	Cellular Dynamics International, Inc.*	789
174	Cempra, Inc.*	1,839
531	Cepheid, Inc.*	21,256
552	Cerus Corp.*	2,076
133	Chemed Corp.	14,046
205	Chimerix, Inc.*	5,236
94	Chindex International, Inc.*	2,248
188	Clovis Oncology, Inc.*	8,941
85	Computer Programs & Systems, Inc.	5,222
406	Corcept Therapeutics, Inc.*	1,121
84	CorVel Corp.*	3,436
1,021	CTI BioPharma Corp.*	2,614
204	Cyberonics, Inc.*	11,708
58	Cynosure, Inc., Class A*	1,307
348	Cytori Therapeutics, Inc.*	491
121	CytRx Corp.*	402
1,217	Dendreon Corp.*	1,655
441	Depomed, Inc.*	6,769
570	DexCom, Inc.*	25,194
27	Dicerna Pharmaceuticals, Inc.*	372
118	Durata Therapeutics, Inc.*	1,860
1,033	Dyax Corp.*	10,547
30	Egalet Corp.*	291
35	Eleven Biotherapeutics, Inc.*	388
29	Emergent Biosolutions, Inc.*	722
79	Enanta Pharmaceuticals, Inc.*	3,315
282	Endocyte, Inc.*	2,076
487	Endologix, Inc.*	6,725
141	Ensign Group, Inc. (The)	4,935
260	Enzo Biochem, Inc.*	1,547
97	Epizyme, Inc.*	3,346
35	Esperion Therapeutics, Inc.*	546
630	Exact Sciences Corp.*	13,135
264	ExamWorks Group, Inc.*	8,699
1,481	Exelixis, Inc.*	6,131
131	Five Prime Therapeutics, Inc.*	1,524
35	Flexion Therapeutics, Inc.*	480
214	Fluidigm Corp.*	5,825
106	Foundation Medicine, Inc.*	2,467
137	Galectin Therapeutics, Inc.*	858
898	Galena Biopharma, Inc.*	2,119
317	GenMark Diagnostics, Inc.*	3,408
30	Genocea Biosciences, Inc.*	384
127	Genomic Health, Inc.*	3,774
240	Gentiva Health Services, Inc.*	4,337
501	Globus Medical, Inc., Class A*	9,088
34	Haemonetics Corp.*	1,213
787	Halozyme Therapeutics, Inc.*	7,476
1	Harvard Apparatus Regenerative Technology, Inc.*	4
509	HealthSouth Corp.	20,049
161	HealthStream, Inc.*	4,180
125	Healthways, Inc.*	2,182
129	HeartWare International, Inc.*	10,462
177	Heron Therapeutics, Inc.*	1,662
667	HMS Holdings Corp.*	15,248
495	Horizon Pharma, Inc.*	5,098
82	Hyperion Therapeutics, Inc.*	2,121
418	Idera Pharmaceuticals, Inc.*	1,208
653	ImmunoGen, Inc.*	7,718
578	Immunomedics, Inc.*	1,925
103	Impax Laboratories, Inc.*	2,538
369	Infinity Pharmaceuticals, Inc.*	4,170
39	Inogen, Inc.*	805
407	Inovio Pharmaceuticals, Inc.*	4,310
377	Insmed, Inc.*	5,252
422	Insulet Corp.*	15,238
76	Insys Therapeutics, Inc.*	2,684
78	Integra LifeSciences Holdings Corp.*	3,899
737	InterMune, Inc.*	54,133
130	Intra-Cellular Therapies, Inc.*	1,849
271	Intrexon Corp.*	5,496
75	IPC The Hospitalist Co., Inc.*	3,625
909	Ironwood Pharmaceuticals, Inc.*	11,762
895	Isis Pharmaceuticals, Inc.*	36,480
67	K2M Group Holdings, Inc.*	952
103	Karyopharm Therapeutics, Inc.*	3,708

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
696	Keryx Biopharmaceuticals, Inc.*	$12,660
80	Kindred Biosciences, Inc.*	873
132	KYTHERA Biopharmaceuticals, Inc.*	4,965
73	Landauer, Inc.	2,659
196	Lannett Co., Inc.*	7,718
126	LDR Holding Corp.*	3,411
1,563	Lexicon Pharmaceuticals, Inc.*	2,376
158	Ligand Pharmaceuticals, Inc.*	8,222
285	Luminex Corp.*	5,372
152	MacroGenics, Inc.*	3,247
1,735	MannKind Corp.*	12,787
368	Masimo Corp.*	8,258
437	MedAssets, Inc.*	10,051
449	Medicines Co. (The)*	11,499
412	Medidata Solutions, Inc.*	19,174
538	Merge Healthcare, Inc.*	1,399
316	Meridian Bioscience, Inc.	6,184
705	Merrimack Pharmaceuticals, Inc.*	4,921
708	MiMedx Group, Inc.*	4,984
55	Mirati Therapeutics, Inc.*	1,130
230	Molina Healthcare, Inc.*	11,003
366	Momenta Pharmaceuticals, Inc.*	4,315
98	MWI Veterinary Supply, Inc.*	13,921
76	NanoString Technologies, Inc.*	847
305	NanoViricides, Inc.*	1,196
66	National Research Corp., Class A*	923
245	Natus Medical, Inc.*	6,887
896	Navidea Biopharmaceuticals, Inc.*	1,281
546	Nektar Therapeutics*	7,786
279	Neogen Corp.*	11,746
82	NeoStem, Inc.*	471
523	Neuralstem, Inc.*	2,129
577	Neurocrine Biosciences, Inc.*	9,411
151	NewLink Genetics Corp.*	4,169
270	Northwest Biotherapeutics, Inc.*	1,577
1,811	Novavax, Inc.*	8,494
753	NPS Pharmaceuticals, Inc.*	22,726
296	NuVasive, Inc.*	10,390
467	NxStage Medical, Inc.*	6,127
160	Ohr Pharmaceutical, Inc.*	1,315
241	Omeros Corp.*	3,593
279	Omnicell, Inc.*	7,854
96	OncoMed Pharmaceuticals, Inc.*	1,948
538	Oncothyreon, Inc.*	1,259
106	Ophthotech Corp.*	4,130
1,499	OPKO Health, Inc.*	13,341
28	OraSure Technologies, Inc.*	233
932	Orexigen Therapeutics, Inc.*	5,312
476	Organovo Holdings, Inc.*	3,703
131	Osiris Therapeutics, Inc.*	1,872
99	Oxford Immunotec Global PLC*	1,392
438	Pacific Biosciences of California, Inc.*	2,567
271	Pacira Pharmaceuticals, Inc.*	29,338
289	Pain Therapeutics, Inc.*	1,220
433	PAREXEL International Corp.*	24,439
1,222	PDL BioPharma, Inc.	12,330
1,249	Peregrine Pharmaceuticals, Inc.*	2,061
253	Pernix Therapeutics Holdings, Inc.*	2,199
112	Phibro Animal Health Corp., Class A	2,144
281	Portola Pharmaceuticals, Inc.*	7,837
208	POZEN, Inc.*	1,726
394	Prestige Brands Holdings, Inc.*	13,636
124	Progenics Pharmaceuticals, Inc.*	683
53	Prothena Corp. PLC*	1,214
88	Providence Service Corp. (The)*	4,007
147	PTC Therapeutics, Inc.*	4,654
177	Puma Biotechnology, Inc.*	46,110
379	Quality Systems, Inc.	5,935
217	Quidel Corp.*	5,121
235	RadNet, Inc.*	1,570
476	Raptor Pharmaceutical Corp.*	5,246
141	Receptos, Inc.*	7,212
118	Regado Biosciences, Inc.*	131
104	Regulus Therapeutics, Inc.*	716
129	Relypsa, Inc.*	3,261
244	Repligen Corp.*	4,651
176	Repros Therapeutics, Inc.*	3,858
162	Retrophin, Inc.*	2,216
41	Revance Therapeutics, Inc.*	957
38	Rockwell Medical, Inc.*	363
133	Sagent Pharmaceuticals, Inc.*	3,700
517	Sangamo BioSciences, Inc.*	7,393
310	Sarepta Therapeutics, Inc.*	7,108
241	SciClone Pharmaceuticals, Inc.*	1,653
562	Select Medical Holdings Corp.	7,879
886	Sequenom, Inc.*	3,287
82	Skilled Healthcare Group, Inc., Class A*	608
316	Spectranetics Corp. (The)*	8,968
119	Spectrum Pharmaceuticals, Inc.*	965
292	STAAR Surgical Co.*	3,361
88	Stemline Therapeutics, Inc.*	993
450	STERIS Corp.	25,330
135	Sucampo Pharmaceuticals, Inc., Class A*	930
376	Sunesis Pharmaceuticals, Inc.*	2,816
223	Supernus Pharmaceuticals, Inc.*	2,019
91	Surgical Care Affiliates, Inc.*	2,708
17	SurModics, Inc.*	347
163	Synageva BioPharma Corp.*	11,764
713	Synergy Pharmaceuticals, Inc.*	2,781
494	Synta Pharmaceuticals Corp.*	1,976
64	Tandem Diabetes Care, Inc.*	906
534	Team Health Holdings, Inc.*	31,250
147	TESARO, Inc.*	4,345
168	Tetraphase Pharmaceuticals, Inc.*	2,199
179	TG Therapeutics, Inc.*	1,518
820	TherapeuticsMD, Inc.*	4,551
169	Theravance Biopharma, Inc.*	4,963
592	Theravance, Inc.	13,948
432	Thoratec Corp.*	10,800
375	Threshold Pharmaceuticals, Inc.*	1,560
20	TransEnterix, Inc.*	79
57	TriVascular Technologies, Inc.*	821
93	U.S. Physical Therapy, Inc.	3,320
53	Ultragenyx Pharmaceutical, Inc.*	2,828
646	Unilife Corp.*	1,647
29	Utah Medical Products, Inc.	1,511
258	Vanda Pharmaceuticals, Inc.*	3,339
130	Vascular Solutions, Inc.*	3,107
49	Veracyte, Inc.*	615
18	Verastem, Inc.*	157
53	Versartis, Inc.*	1,219
39	Vital Therapies, Inc.*	935
684	VIVUS, Inc.*	2,934
172	Vocera Communications, Inc.*	1,510
390	Volcano Corp.*	4,852
25	WellCare Health Plans, Inc.*	1,646
538	West Pharmaceutical Services, Inc.	23,365
178	Wright Medical Group, Inc.*	5,312
111	Xencor, Inc.*	1,187
50	XenoPort, Inc.*	254
524	XOMA Corp.*	2,295
221	ZELTIQ Aesthetics, Inc.*	4,643
618	ZIOPHARM Oncology, Inc.*	1,996
935	Zogenix, Inc.*	1,262
		1,456,046

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 6.4%

321	AAON, Inc.	$5,990
266	Accuride Corp.*	1,213
33	Aceto Corp.	634
279	Advisory Board Co. (The)*	13,838
27	Aegion Corp.*	666
79	Aerovironment, Inc.*	2,492
147	Aircastle Ltd.	2,811
25	Albany International Corp., Class A	939
105	Allegiant Travel Co.	12,900
206	Altra Industrial Motion Corp.	6,852
67	American Railcar Industries, Inc.	5,340
7	American Science & Engineering, Inc.	405
94	American Woodmark Corp.*	3,687
131	Apogee Enterprises, Inc.	4,783
115	Applied Industrial Technologies, Inc.	5,602
313	ARC Document Solutions, Inc.*	2,542
23	ARC Group Worldwide, Inc.*	459
182	ArcBest Corp.	6,534
37	Argan, Inc.	1,482
119	Astronics Corp.*	7,466
195	AZZ, Inc.	9,036
55	Barrett Business Services, Inc.	3,255
81	Beacon Roofing Supply, Inc.*	2,310
376	Blount International, Inc.*	6,008
347	Builders FirstSource, Inc.*	2,394
2,502	Capstone Turbine Corp.*	3,127
256	Casella Waste Systems, Inc., Class A*	1,142
9	Celadon Group, Inc.	188
157	Cenveo, Inc.*	477
232	Chart Industries, Inc.*	15,518
121	CIRCOR International, Inc.	8,614
362	CLARCOR, Inc.	22,882
17	Columbus McKinnon Corp.	426
54	Comfort Systems USA, Inc.	821
201	Commercial Vehicle Group, Inc.*	1,612
89	Continental Building Products, Inc.*	1,423
257	Corporate Executive Board Co. (The)	16,941
134	Corporate Resource Services, Inc.*	248
9	Cubic Corp.	402
95	Curtiss-Wright Corp.	6,825
196	Deluxe Corp.	11,672
149	Douglas Dynamics, Inc.	2,971
32	Ducommun, Inc.*	994
99	DXP Enterprises, Inc.*	7,932
230	Dycom Industries, Inc.*	7,178
6	Dynamic Materials Corp.	120
179	Echo Global Logistics, Inc.*	4,647
120	Encore Wire Corp.	5,094
93	Energy Recovery, Inc.*	441
85	EnerSys	5,465
139	Enphase Energy, Inc.*	1,957
173	EnPro Industries, Inc.*	11,747
76	ExOne Co. (The)*	2,225
100	Exponent, Inc.	7,306
237	Forward Air Corp.	10,971
46	Franklin Covey Co.*	877
336	Franklin Electric Co., Inc.	12,755
1,681	FuelCell Energy, Inc.*	4,270
286	Furmanite Corp.*	2,600
455	GenCorp, Inc.*	8,386
524	Generac Holdings, Inc.*	24,376
84	General Finance Corp.*	736
145	Global Brass & Copper Holdings, Inc.	2,240
143	Gorman-Rupp Co. (The)	4,437
77	GP Strategies Corp.*	1,942
77	Graham Corp.	2,353
33	Great Lakes Dredge & Dock Corp.*	251
210	Greenbrier Cos., Inc. (The)	15,019
64	Griffon Corp.	798
238	H&E Equipment Services, Inc.	9,737
614	Harsco Corp.	14,859
343	Hawaiian Holdings, Inc.*	5,351
535	Healthcare Services Group, Inc.	14,622
414	Heartland Express, Inc.	9,708
506	HEICO Corp.	26,216
61	Heritage-Crystal Clean, Inc.*	977
451	Herman Miller, Inc.	13,404
181	Hill International, Inc.*	796
478	Hillenbrand, Inc.	15,984
317	HNI Corp.	12,017
280	Hub Group, Inc., Class A*	12,177
18	Huron Consulting Group, Inc.*	1,089
78	Hyster-Yale Materials Handling, Inc.	6,013
16	InnerWorkings, Inc.*	139
173	Insperity, Inc.	5,105
126	Insteel Industries, Inc.	2,958
506	Interface, Inc.	8,617
267	JetBlue Airways Corp.*	3,265
222	John Bean Technologies Corp.	6,449
12	Kadant, Inc.	476
107	Kaman Corp.	4,351
208	Kforce, Inc.	4,175
454	Knight Transportation, Inc.	11,509
368	Knoll, Inc.	6,731
194	Korn/Ferry International*	5,868
83	Lindsay Corp.	6,456
112	Lydall, Inc.*	3,102
105	Manitex International, Inc.*	1,416
75	Marten Transport Ltd.	1,485
30	Masonite International Corp.*	1,715
498	MasTec, Inc.*	15,189
113	Matson, Inc.	3,050
392	Meritor, Inc.*	5,343
5	Miller Industries, Inc.	95
125	Mistras Group, Inc.*	2,682
28	Mobile Mini, Inc.	1,097
25	Moog, Inc., Class A*	1,772
225	MSA Safety, Inc.	12,456
281	Mueller Industries, Inc.	8,216
1,212	Mueller Water Products, Inc., Class A	11,187
45	Multi-Color Corp.	2,087
214	NCI Building Systems, Inc.*	4,271
125	NN, Inc.	3,647
57	Norcraft Cos., Inc.*	944
69	Nortek, Inc.*	5,749
22	Omega Flex, Inc.	387
413	On Assignment, Inc.*	12,208
5	PAM Transportation Services, Inc.*	184
67	Park-Ohio Holdings Corp.	3,889
62	Patrick Industries, Inc.*	2,585
20	Paylocity Holding Corp.*	455
214	Performant Financial Corp.*	2,059
359	PGT, Inc.*	3,752
137	Ply Gem Holdings, Inc.*	1,615
343	Polypore International, Inc.*	15,377
34	Power Solutions International, Inc.*	2,324
1	Preformed Line Products Co.	57
289	Primoris Services Corp.	8,393
172	Proto Labs, Inc.*	12,941
51	Quality Distribution, Inc.*	716
19	Quanex Building Products Corp.	343
97	Quest Resource Holding Corp.*	380
277	Raven Industries, Inc.	7,385
177	RBC Bearings, Inc.	10,942

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
227	Revolution Lighting Technologies, Inc.*	$470
572	Rexnord Corp.*	16,708
77	Roadrunner Transportation Systems, Inc.*	1,939
43	RPX Corp.*	653
219	Rush Enterprises, Inc., Class A*	8,031
188	Saia, Inc.*	8,924
4	SIFCO Industries, Inc.	108
21	Simpson Manufacturing Co., Inc.	679
110	SP Plus Corp.*	2,381
77	Sparton Corp.*	2,215
70	Standex International Corp.	5,224
629	Steelcase, Inc., Class A	9,875
10	Sterling Construction Co., Inc.*	85
111	Stock Building Supply Holdings, Inc.*	1,887
169	Sun Hydraulics Corp.	6,765
647	Swift Transportation Co.*	13,703
89	TAL International Group, Inc.*	3,934
410	Taser International, Inc.*	6,425
156	Team, Inc.*	6,226
65	Teledyne Technologies, Inc.*	6,310
140	Tennant Co.	9,757
31	Tetra Tech, Inc.	790
40	Textainer Group Holdings Ltd.	1,411
243	Thermon Group Holdings, Inc.*	6,597
21	Titan Machinery, Inc.*	258
256	Trex Co., Inc.*	9,626
304	TriMas Corp.*	9,637
37	TriNet Group, Inc.*	992
315	TrueBlue, Inc.*	8,549
45	Twin Disc, Inc.	1,456
31	Universal Truckload Services, Inc.	772
164	US Ecology, Inc.	7,009
19	Vicor Corp.*	156
524	Wabash National Corp.*	7,409
267	WageWorks, Inc.*	11,016
197	Watsco, Inc.	18,221
13	Watts Water Technologies, Inc., Class A	823
71	Werner Enterprises, Inc.	1,768
64	Wesco Aircraft Holdings, Inc.*	1,174
154	West Corp.	4,568
337	Woodward, Inc.	17,602
83	Xerium Technologies, Inc.*	1,241
79	XPO Logistics, Inc.*	2,447
40	YRC Worldwide, Inc.*	929
		959,338
	Information Technology — 11.2%

88	A10 Networks, Inc.*	1,026
866	ACI Worldwide, Inc.*	16,861
221	ADTRAN, Inc.	5,101
285	Advanced Energy Industries, Inc.*	5,486
392	Advent Software, Inc.	12,666
150	Aeroflex Holding Corp.*	1,584
33	Aerohive Networks, Inc.*	263
96	Alliance Fiber Optic Products, Inc.	1,423
219	Ambarella, Inc.*	7,501
62	Amber Road, Inc.*	930
187	American Software, Inc., Class A	1,720
338	Amkor Technology, Inc.*	3,515
332	Angie’s List, Inc.*	2,546
92	Anixter International, Inc.	8,209
593	Applied Micro Circuits Corp.*	5,023
113	Applied Optoelectronics, Inc.*	2,400
812	Aruba Networks, Inc.*	17,336
701	Aspen Technology, Inc.*	28,804
265	AVG Technologies N.V.*	4,648
110	Badger Meter, Inc.	5,729
48	Bankrate, Inc.*	674
60	Barracuda Networks, Inc.*	1,491
160	Bazaarvoice, Inc.*	1,168
332	Belden, Inc.	24,259
37	Benefitfocus, Inc.*	1,222
351	Blackbaud, Inc.	13,650
400	Blackhawk Network Holdings, Inc.*	11,032
42	Borderfree, Inc.*	588
251	Bottomline Technologies (de), Inc.*	7,068
244	Brightcove, Inc.*	1,484
218	BroadSoft, Inc.*	5,201
36	Brooks Automation, Inc.	408
154	Cabot Microelectronics Corp.*	6,607
273	CalAmp Corp.*	5,263
350	Callidus Software, Inc.*	4,018
135	Carbonite, Inc.*	1,439
338	Cardtronics, Inc.*	11,999
50	Care.com, Inc.*	458
6	Cascade Microtech, Inc.*	66
88	Cass Information Systems, Inc.	4,129
402	Cavium, Inc.*	22,584
158	ChannelAdvisor Corp.*	2,560
799	Ciena Corp.*	16,531
140	Cirrus Logic, Inc.*	3,385
87	Clearfield, Inc.*	1,165
661	Cognex Corp.*	27,749
14	Coherent, Inc.*	903
359	CommVault Systems, Inc.*	19,795
264	comScore, Inc.*	10,114
171	Comverse, Inc.*	4,222
239	Constant Contact, Inc.*	7,450
87	Control4 Corp.*	1,293
510	Conversant, Inc.*	14,045
404	Cornerstone OnDemand, Inc.*	15,126
3	Covisint Corp.*	14
310	Cray, Inc.*	8,745
107	CSG Systems International, Inc.	2,966
103	CUI Global, Inc.*	763
137	Cvent, Inc.*	3,441
209	Cyan, Inc.*	788
1,200	Cypress Semiconductor Corp.*	13,260
203	Daktronics, Inc.	2,671
342	Dealertrack Technologies, Inc.*	15,308
229	Demandware, Inc.*	12,171
95	Dice Holdings, Inc.*	807
50	Digimarc Corp.	1,192
189	Diodes, Inc.*	4,810
456	Dot Hill Systems Corp.*	1,660
36	DTS, Inc.*	860
176	E2open, Inc.*	2,658
9	Electro Rent Corp.	136
354	Electronics For Imaging, Inc.*	15,590
214	Ellie Mae, Inc.*	7,661
229	Endurance International Group Holdings, Inc.*	3,082
52	EnerNOC, Inc.*	1,021
586	Entegris, Inc.*	7,114
45	Entropic Communications, Inc.*	118
259	Envestnet, Inc.*	11,917
271	EPAM Systems, Inc.*	10,203
13	EPIQ Systems, Inc.	189
2	ePlus, Inc.*	117
388	Euronet Worldwide, Inc.*	20,680
500	EVERTEC, Inc.	11,515
53	Everyday Health, Inc.*	772
42	Exar Corp.*	419
105	ExlService Holdings, Inc.*	2,863
502	Extreme Networks, Inc.*	2,676
245	Fair Isaac Corp.	14,252

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
114	FARO Technologies, Inc.*	$6,613
322	FEI Co.	27,061
691	Finisar Corp.*	14,034
85	Five9, Inc.*	499
284	FleetMatics Group PLC*	9,321
83	Forrester Research, Inc.	3,225
184	Gigamon, Inc.*	2,002
219	Global Eagle Entertainment, Inc.*	2,764
621	Glu Mobile, Inc.*	3,204
425	Gogo, Inc.*	7,195
68	GrubHub, Inc.*	2,614
1,038	GT Advanced Technologies, Inc.*	18,487
107	GTT Communications, Inc.*	1,310
136	Guidance Software, Inc.*	1,065
517	Guidewire Software, Inc.*	23,549
42	Hackett Group, Inc. (The)	263
99	Harmonic, Inc.*	650
273	Heartland Payment Systems, Inc.	13,041
96	Higher One Holdings, Inc.*	372
280	iGATE Corp.*	10,478
216	Immersion Corp.*	2,264
168	Imperva, Inc.*	4,890
790	Infinera Corp.*	8,358
355	Infoblox, Inc.*	4,775
248	Information Services Group, Inc.*	1,054
238	Inphi Corp.*	3,582
746	Integrated Device Technology, Inc.*	12,272
128	Interactive Intelligence Group, Inc.*	5,480
308	InterDigital, Inc.	13,666
541	InvenSense, Inc.*	13,985
50	Ixia*	481
362	j2 Global, Inc.	19,349
324	Jive Software, Inc.*	2,262
565	Kofax Ltd.*	4,480
93	KVH Industries, Inc.*	1,156
895	Lattice Semiconductor Corp.*	6,721
492	Lionbridge Technologies, Inc.*	2,283
147	Littelfuse, Inc.	13,511
412	LivePerson, Inc.*	5,319
185	LogMeIn, Inc.*	7,822
60	Luxoft Holding, Inc.*	2,159
92	M/A-COM Technology Solutions Holdings, Inc.*	2,179
577	Manhattan Associates, Inc.*	16,664
250	Marchex, Inc., Class B	2,145
200	Marin Software, Inc.*	1,670
195	Marketo, Inc.*	5,710
88	Mavenir Systems, Inc.*	989
515	MAXIMUS, Inc.	21,218
212	MaxLinear, Inc., Class A*	1,965
228	Maxwell Technologies, Inc.*	2,342
122	Measurement Specialties, Inc.*	10,470
21	Mesa Laboratories, Inc.	1,495
289	Methode Electronics, Inc.	9,745
339	Micrel, Inc.	4,248
490	Microsemi Corp.*	13,054
69	MicroStrategy, Inc., Class A*	9,586
103	Model N, Inc.*	952
294	Monolithic Power Systems, Inc.	14,047
301	Monotype Imaging Holdings, Inc.	8,846
301	Move, Inc.*	4,786
115	MTS Systems Corp.	8,174
101	Nanometrics, Inc.*	1,689
277	NetScout Systems, Inc.*	12,761
405	NeuStar, Inc., Class A*	11,943
270	Newport Corp.*	5,095
496	NIC, Inc.	9,295
70	Nimble Storage, Inc.*	1,893
92	Numerex Corp., Class A*	1,054
16	NVE Corp.*	1,104
54	OPOWER, Inc.*	845
34	OSI Systems, Inc.*	2,372
73	Park City Group, Inc.*	763
736	ParkerVision, Inc.*	913
232	PDF Solutions, Inc.*	4,633
270	Pegasystems, Inc.	5,994
171	Perficient, Inc.*	2,945
286	Plantronics, Inc.	13,651
89	Plexus Corp.*	3,666
414	PMC-Sierra, Inc.*	3,055
480	Polycom, Inc.*	6,360
231	Power Integrations, Inc.	13,809
22	Procera Networks, Inc.*	226
281	Proofpoint, Inc.*	11,206
179	PROS Holdings, Inc.*	4,581
69	Q2 Holdings, Inc.*	1,018
39	QAD, Inc., Class A	807
682	Qlik Technologies, Inc.*	19,253
153	Qualys, Inc.*	3,718
679	Quantum Corp.*	849
395	QuickLogic Corp.*	1,339
189	Rally Software Development Corp.*	2,181
866	Rambus, Inc.*	10,747
306	RealD, Inc.*	2,849
394	RealPage, Inc.*	6,351
4	Reis, Inc.	95
2,177	RF Micro Devices, Inc.*	27,147
140	Rocket Fuel, Inc.*	2,281
39	Rogers Corp.*	2,347
55	Rubicon Project, Inc. (The)*	536
18	Rubicon Technology, Inc.*	112
493	Ruckus Wireless, Inc.*	6,858
33	Rudolph Technologies, Inc.*	319
24	Sapiens International Corp. N.V.*	198
872	Sapient Corp.*	12,653
320	Science Applications International Corp.	14,758
209	SciQuest, Inc.*	3,338
512	Semtech Corp.*	13,340
476	ShoreTel, Inc.*	3,189
116	Shutterstock, Inc.*	8,213
263	Silicon Graphics International Corp.*	2,577
306	Silicon Image, Inc.*	1,548
227	Silicon Laboratories, Inc.*	10,290
250	Silver Spring Networks, Inc.*	2,598
1,870	Sonus Networks, Inc.*	7,050
459	Spansion, Inc., Class A*	10,236
295	Speed Commerce, Inc.*	971
123	SPS Commerce, Inc.*	6,881
518	SS&C Technologies Holdings, Inc.*	23,445
99	Stamps.com, Inc.*	3,332
263	Super Micro Computer, Inc.*	6,441
27	Sykes Enterprises, Inc.*	565
274	Synaptics, Inc.*	22,495
268	Synchronoss Technologies, Inc.*	11,838
24	SYNNEX Corp.*	1,674
118	Syntel, Inc.*	10,546
49	Take-Two Interactive Software, Inc.*	1,152
294	Tangoe, Inc.*	4,092
69	TeleTech Holdings, Inc.*	1,853
2	Tessco Technologies, Inc.	64
238	Tessera Technologies, Inc.	7,038
142	Textura Corp.*	4,092
299	TiVo, Inc.*	4,213
56	Travelzoo, Inc.*	955
1,304	TriQuint Semiconductor, Inc.*	26,947
59	TrueCar, Inc.*	1,220
261	Trulia, Inc.*	16,085
251	Tyler Technologies, Inc.*	22,354
226	Ubiquiti Networks, Inc.*	10,251

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
216	Ultimate Software Group, Inc. (The)*	$31,750
71	Ultra Clean Holdings, Inc.*	685
39	Ultratech, Inc.*	1,009
235	Unisys Corp.*	5,501
309	Universal Display Corp.*	10,735
746	Unwired Planet, Inc.*	1,567
37	Varonis Systems, Inc.*	881
224	VASCO Data Security International, Inc.*	3,308
430	Verint Systems, Inc.*	21,556
315	ViaSat, Inc.*	17,936
3	Viasystems Group, Inc.*	32
610	Violin Memory, Inc.*	2,574
324	VirnetX Holding Corp.*	4,779
198	Virtusa Corp.*	6,742
253	Vistaprint N.V.*	12,215
397	Vitesse Semiconductor Corp.*	1,326
469	Vringo, Inc.*	474
394	Web.com Group, Inc.*	7,466
295	WebMD Health Corp.*	14,263
295	WEX, Inc.*	33,527
106	Wix.com Ltd.*	1,745
148	Xcerra Corp.*	1,547
205	XO Group, Inc.*	2,401
235	Xoom Corp.*	5,372
79	Zendesk, Inc.*	2,148
451	Zix Corp.*	1,736
		1,668,684
	Materials — 2.4%

52	A. Schulman, Inc.	2,019
157	Advanced Emissions Solutions, Inc.*	3,421
28	AEP Industries, Inc.*	1,186
231	Balchem Corp.	11,883
387	Berry Plastics Group, Inc.*	9,331
300	Boise Cascade Co.*	9,018
405	Calgon Carbon Corp.*	8,602
46	Chase Corp.	1,633
689	Chemtura Corp.*	17,011
155	Clearwater Paper Corp.*	10,726
215	Coeur Mining, Inc.*	1,703
85	Deltic Timber Corp.	5,630
546	Ferro Corp.*	7,360
409	Flotek Industries, Inc.*	11,370
29	FutureFuel Corp.	404
486	Globe Specialty Metals, Inc.	9,983
287	Gold Resource Corp.	1,779
2,488	Graphic Packaging Holding Co.*	31,822
381	H.B. Fuller Co.	17,922
5	Handy & Harman Ltd.*	131
13	Hawkins, Inc.	478
5	Haynes International, Inc.	248
559	Headwaters, Inc.*	7,261
53	Horsehead Holding Corp.*	1,070
97	Innophos Holdings, Inc.	5,641
39	Innospec, Inc.	1,645
644	KapStone Paper and Packaging Corp.*	19,797
156	Koppers Holdings, Inc.	5,789
19	Kronos Worldwide, Inc.	300
106	Marrone Bio Innovations, Inc.*	610
62	Materion Corp.	2,023
73	Minerals Technologies, Inc.	4,571
210	Myers Industries, Inc.	4,139
65	Neenah Paper, Inc.	3,554
13	Olympic Steel, Inc.	313
360	OMNOVA Solutions, Inc.*	3,020
123	P. H. Glatfelter Co.	3,066
716	PolyOne Corp.	28,082
70	Quaker Chemical Corp.	5,460
1,733	Rentech, Inc.*	3,882
14	RTI International Metals, Inc.*	406
35	Schweitzer-Mauduit International, Inc.	1,499
324	Senomyx, Inc.*	2,634
22	Sensient Technologies Corp.	1,234
67	Stepan Co.	3,235
854	Stillwater Mining Co.*	15,850
368	SunCoke Energy, Inc.*	8,836
181	Taminco Corp.*	4,335
131	Trecora Resources*	1,721
409	U.S. Silica Holdings, Inc.	29,370
14	United States Lime & Minerals, Inc.	873
108	US Concrete, Inc.*	2,742
128	Walter Energy, Inc.	716
298	Wausau Paper Corp.	2,718
392	Worthington Industries, Inc.	15,853
48	Zep, Inc.	762
		356,667
	Telecommunication Services — 0.3%

216	8x8, Inc.*	1,678
375	Cincinnati Bell, Inc.*	1,376
355	Cogent Communications Holdings, Inc.	12,304
192	Consolidated Communications Holdings, Inc.	4,681
104	Enventis Corp.	1,850
124	FairPoint Communications, Inc.*	2,004
273	General Communication, Inc., Class A*	3,069
116	IDT Corp., Class B	1,822
417	inContact, Inc.*	3,820
247	Inteliquent, Inc.	3,013
54	Intelsat S.A.*	947
121	Lumos Networks Corp.	1,770
126	magicJack VocalTec Ltd.*	1,580
57	NTELOS Holdings Corp.	752
54	Premiere Global Services, Inc.*	711
213	RingCentral, Inc., Class A*	2,861
156	Shenandoah Telecommunications Co.	4,309
1	Straight Path Communications, Inc., Class B*	5
		48,552
	Utilities — 0.1%

20	American States Water Co.	646
52	Ormat Technologies, Inc.	1,432
300	Pattern Energy Group, Inc.	9,670
24	SJW Corp.	656
61	York Water Co.	1,231
		13,635
	Total Common Stocks (Cost $6,165,148)	6,547,477

	Master Limited Partnership (a) — 0.0%‡
	Energy — 0.0%‡

3	Energy Transfer Partners LP	188

	Total Master Limited Partnership (Cost $135)	188

No. of Rights
	Rights — 0.0%‡
88	Furiex Pharmaceuticals, Inc., at $30.00*^	860
133	Leap Wireless International, Inc.*^	335

See accompanying notes to schedules of portfolio investments.

No. of Rights		Value
	Rights (continued)
81	Omthera Pharmaceuticals, Inc., at $4.70*^	$—
	Total Rights (Cost $—)	1,195

No. of Warrants
	Warrants — 0.0%‡
73	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 26.2%
	Federal Home Loan Bank
$3,888,170	0.00%, due 09/02/14	3,888,170
	Total U.S. Government & Agency Security (Cost $3,888,170)	3,888,170

	Repurchase Agreements (a)(b) — 11.1%
1,648,591	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,648,599	1,648,591
	Total Repurchase Agreements (Cost $1,648,591)	1,648,591

	Total Investment Securities (Cost $11,702,044) — 81.3%	12,085,621
	Other assets less liabilities — 18.7%	2,771,900
	Net Assets — 100.0%	$14,857,521

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $1,195 or 0.01% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,120,515.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$711,463
Aggregate gross unrealized depreciation	(335,393)
Net unrealized appreciation	$376,070
Federal income tax cost of investments	$11,709,551

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$7,003,976	11/06/15	Bank of America, N.A.	0.11%	Russell 2000® Growth Index	$821,981
2,659,802	11/06/15	Credit Suisse International	(0.29)%	Russell 2000® Growth Index	154,500
78,733	11/06/15	Deutsche Bank AG	(0.48)%	iShares® Russell 2000 Growth ETF	3,587
6,135,091	01/06/16	Deutsche Bank AG	(0.68)%	Russell 2000® Growth Index	291,889
38,461	11/06/14	Morgan Stanley & Co. International PLC	(0.24)%	iShares® Russell 2000 Growth ETF	3,871
4,800,490	01/06/16	Morgan Stanley & Co. International PLC	0.01%	Russell 2000® Growth Index	277,752
2,123,964	11/06/14	Societe Generale	0.56%	Russell 2000® Growth Index	1,074,930
327,973	01/06/15	UBS AG	0.31%	Russell 2000® Growth Index	13,539
$23,168,490					$2,642,049

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 70.0%
	Chemicals — 52.5%

24,809	Air Products & Chemicals, Inc.	$3,304,807
7,814	Airgas, Inc.	862,509
9,299	Albemarle Corp.	591,231
8,467	Ashland, Inc.	907,832
8,171	Axiall Corp.	339,750
7,013	Cabot Corp.	384,172
18,224	Celanese Corp.	1,139,729
6,082	CF Industries Holdings, Inc.	1,567,149
10,589	Chemtura Corp.*	261,443
4,195	Cytec Industries, Inc.	432,253
140,721	Dow Chemical Co. (The)	7,535,610
107,334	E.I. du Pont de Nemours & Co.	7,095,851
17,558	Eastman Chemical Co.	1,448,008
31,582	Ecolab, Inc.	3,626,245
15,567	FMC Corp.	1,029,601
5,859	H.B. Fuller Co.	275,607
22,988	Huntsman Corp.	618,147
9,501	International Flavors & Fragrances, Inc.	965,207
48,691	LyondellBasell Industries N.V., Class A	5,567,816
4,030	Minerals Technologies, Inc.	252,359
61,263	Monsanto Co.	7,085,066
37,804	Mosaic Co. (The)	1,805,519
1,297	NewMarket Corp.	527,736
9,233	Olin Corp.	251,969
10,110	Platform Specialty Products Corp.*	276,104
11,004	PolyOne Corp.	431,577
16,157	PPG Industries, Inc.	3,326,080
34,237	Praxair, Inc.	4,503,877
4,930	Rayonier Advanced Materials, Inc.*	163,725
8,481	Rockwood Holdings, Inc.	686,791
15,572	RPM International, Inc.	733,908
5,785	Sensient Technologies Corp.	324,596
13,889	Sigma-Aldrich Corp.	1,444,456
4,680	Westlake Chemical Corp.	454,568
8,919	WR Grace & Co.*	883,249
		61,104,547
	Electrical Equipment — 0.2%

5,272	Polypore International, Inc.*	236,344

	Metals & Mining — 13.3%

137,015	Alcoa, Inc.	2,275,819
12,694	Allegheny Technologies, Inc.	535,306
6,204	Carpenter Technology Corp.	339,545
17,903	Cliffs Natural Resources, Inc.	269,798
12,102	Coeur Mining, Inc.*	95,848
13,762	Commercial Metals Co.	237,807
3,920	Compass Minerals International, Inc.	349,154
121,395	Freeport-McMoRan, Inc.	4,415,136
2,111	Kaiser Aluminum Corp.	170,041
58,262	Newmont Mining Corp.	1,578,318
37,217	Nucor Corp.	2,021,628
9,082	Reliance Steel & Aluminum Co.	635,013
7,596	Royal Gold, Inc.	590,589
27,961	Steel Dynamics, Inc.	649,814
14,000	Stillwater Mining Co.*	259,840
4,476	TimkenSteel Corp.	213,863
16,908	United States Steel Corp.	653,494
6,088	Worthington Industries, Inc.	246,199
		15,537,212
	Oil, Gas & Consumable Fuels — 1.5%

25,869	Alpha Natural Resources, Inc.*	102,183
26,868	CONSOL Energy, Inc.	1,082,243
31,706	Peabody Energy Corp.	503,491
		1,687,917
	Paper & Forest Products — 2.5%

7,596	Domtar Corp.	283,255
50,630	International Paper Co.	2,453,023
11,056	Resolute Forest Products, Inc.*	190,053
		2,926,331
	Total Common Stocks (Cost $81,712,301)	81,492,351

Principal Amount
	U.S. Government & Agency Security (a) — 5.7%
	Federal Home Loan Bank
$6,670,175	0.00%, due 09/02/14	6,670,175
	Total U.S. Government & Agency Security (Cost $6,670,175)	6,670,175

	Repurchase Agreements (a)(b) — 2.1%
2,421,627	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,421,640	2,421,627
	Total Repurchase Agreements (Cost $2,421,627)	2,421,627

	Total Investment Securities (Cost $90,804,103) — 77.8%	90,584,153
	Other assets less liabilities — 22.2%	25,844,508
	Net Assets — 100.0%	$116,428,661

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $22,026,046.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$846,694
Aggregate gross unrealized depreciation	(1,075,503)
Net unrealized depreciation	$(228,809)
Federal income tax cost of investments	$90,812,962

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$5,638,469	11/06/15	Bank of America, N.A.	0.00%	iShares® U.S. Basic Materials ETF	$2,464,811
7,000,076	11/06/15	Bank of America, N.A.	0.46%	Dow Jones U.S. Basic MaterialsSM Index	3,124,737
2,165,366	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Basic MaterialsSM Index	222,123
1,722,401	01/06/15	Credit Suisse International	0.46%	Dow Jones U.S. Basic MaterialsSM Index	1,798,474
4,617,387	11/06/15	Deutsche Bank AG	0.42%	Dow Jones U.S. Basic MaterialsSM Index	3,318,618
27,640,639	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Basic Materials ETF	2,959,322
1,205,427	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Basic MaterialsSM Index	154,571
9,184,907	01/06/15	Goldman Sachs International	0.15%	iShares® U.S. Basic Materials ETF	1,942,782
1,907,006	01/06/15	Morgan Stanley & Co. International PLC	0.01%	iShares® U.S. Basic Materials ETF	1,798,954
2,990,600	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. Basic MaterialsSM Index	397,119
6,102,400	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Basic MaterialsSM Index	6,118,866
81,237,966	01/06/15	UBS AG	0.46%	Dow Jones U.S. Basic MaterialsSM Index	1,000,290
$151,412,644					$25,300,667

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 66.3%
	Biotechnology — 51.2%

49,644	ACADIA Pharmaceuticals, Inc.*	$1,190,463
48,553	Achillion Pharmaceuticals, Inc.*	561,758
20,887	Acorda Therapeutics, Inc.*	680,498
14,786	Aegerion Pharmaceuticals, Inc.*	451,712
17,032	Agios Pharmaceuticals, Inc.*	787,219
92,106	Alexion Pharmaceuticals, Inc.*	15,592,625
72,487	Alkermes PLC*	3,242,343
37,898	Alnylam Pharmaceuticals, Inc.*	2,640,354
10,993	AMAG Pharmaceuticals, Inc.*	248,772
82,996	Amarin Corp. PLC (ADR)*	160,182
144,483	Amgen, Inc.	20,138,041
21,019	Anacor Pharmaceuticals, Inc.*	489,532
110,171	Arena Pharmaceuticals, Inc.*	453,905
93,693	ARIAD Pharmaceuticals, Inc.*	582,770
63,190	Array BioPharma, Inc.*	249,600
35,147	BioCryst Pharmaceuticals, Inc.*	474,484
52,475	Biogen Idec, Inc.*	18,001,024
73,191	BioMarin Pharmaceutical, Inc.*	5,212,663
13,817	Bluebird Bio, Inc.*	552,818
219,022	Celgene Corp.*	20,811,470
44,817	Celldex Therapeutics, Inc.*	713,038
7,908	Cellular Dynamics International, Inc.*	90,468
21,696	ChemoCentryx, Inc.*	110,867
17,185	Chimerix, Inc.*	438,905
17,008	Clovis Oncology, Inc.*	808,900
37,770	Cubist Pharmaceuticals, Inc.*	2,607,263
43,112	Curis, Inc.*	75,446
80,236	Dendreon Corp.*	109,121
68,113	Dyax Corp.*	695,434
16,632	Epizyme, Inc.*	573,638
7,724	Esperion Therapeutics, Inc.*	120,417
97,654	Exelixis, Inc.*	404,288
15,669	Genomic Health, Inc.*	465,683
78,717	Geron Corp.*	187,346
206,361	Gilead Sciences, Inc.*	22,200,316
47,461	Grifols S.A. (ADR)	1,905,559
62,450	Halozyme Therapeutics, Inc.*	593,275
43,041	ImmunoGen, Inc.*	508,745
46,385	Immunomedics, Inc.*	154,462
84,076	Incyte Corp.*	4,556,919
24,347	Infinity Pharmaceuticals, Inc.*	275,121
17,169	Insys Therapeutics, Inc.*	606,409
49,597	InterMune, Inc.*	3,642,900
59,941	Ironwood Pharmaceuticals, Inc.*	775,637
58,975	Isis Pharmaceuticals, Inc.*	2,403,821
11,365	KYTHERA Biopharmaceuticals, Inc.*	427,438
258,281	Lexicon Pharmaceuticals, Inc.*	392,587
10,397	Ligand Pharmaceuticals, Inc.*	541,060
194,921	MannKind Corp.*	1,436,568
38,383	Medivation, Inc.*	3,502,833
51,866	Merrimack Pharmaceuticals, Inc.*	362,025
26,457	Momenta Pharmaceuticals, Inc.*	311,928
37,527	Myriad Genetics, Inc.*	1,358,102
38,050	Neurocrine Biosciences, Inc.*	620,595
13,981	NewLink Genetics Corp.*	386,015
119,404	Novavax, Inc.*	560,005
53,331	NPS Pharmaceuticals, Inc.*	1,609,530
14,826	OncoMed Pharmaceuticals, Inc.*	300,820
10,855	Onconova Therapeutics, Inc.*	56,663
58,346	Orexigen Therapeutics, Inc.*	332,572
17,164	Osiris Therapeutics, Inc.*	245,274
80,551	PDL BioPharma, Inc.	812,760
20,626	Portola Pharmaceuticals, Inc.*	575,259
34,889	Progenics Pharmaceuticals, Inc.*	192,238
13,724	Prothena Corp. PLC*	314,280
15,084	PTC Therapeutics, Inc.*	477,559
31,406	Raptor Pharmaceutical Corp.*	346,094
27,296	Regeneron Pharmaceuticals, Inc.*	9,567,794
21,749	Regulus Therapeutics, Inc.*	149,633
16,072	Repligen Corp.*	306,332
43,902	Rigel Pharmaceuticals, Inc.*	114,145
34,086	Sangamo BioSciences, Inc.*	487,430
20,405	Sarepta Therapeutics, Inc.*	467,887
61,766	Seattle Genetics, Inc.*	2,718,322
27,874	Sinovac Biotech Ltd.*	154,143
32,895	Spectrum Pharmaceuticals, Inc.*	266,778
16,560	Synageva BioPharma Corp.*	1,195,135
46,996	Synergy Pharmaceuticals, Inc.*	183,284
52,348	Synta Pharmaceuticals Corp.*	209,392
24,058	United Therapeutics Corp.*	2,834,754
16,991	Vanda Pharmaceuticals, Inc.*	219,864
12,958	Verastem, Inc.*	112,864
115,959	Vertex Pharmaceuticals, Inc.*	10,850,284
53,620	XOMA Corp.*	234,856
		182,781,313
	Health Care Equipment & Supplies — 0.0%‡

36,373	Cerus Corp.*	136,763

	Life Sciences Tools & Services — 4.3%

36,487	Affymetrix, Inc.*	316,342
16,233	Albany Molecular Research, Inc.*	321,413
52,948	Illumina, Inc.*	9,496,753
21,331	Luminex Corp.*	402,089
35,361	Pacific Biosciences of California, Inc.*	207,216
116,926	QIAGEN N.V.*	2,825,517
58,377	Sequenom, Inc.*	216,579
18,558	Techne Corp.	1,772,660
		15,558,569
	Pharmaceuticals — 10.8%

21,725	AcelRx Pharmaceuticals, Inc.*	155,334
52,124	Akorn, Inc.*	2,033,878
25,210	Auxilium Pharmaceuticals, Inc.*	468,906
80,165	AVANIR Pharmaceuticals, Inc.*	498,626
16,652	Cempra, Inc.*	176,012
29,085	Depomed, Inc.*	446,455
76,370	Endo International PLC*	4,865,533
20,819	Endocyte, Inc.*	153,228
36,847	Horizon Pharma, Inc.*	379,524
35,138	Impax Laboratories, Inc.*	865,800
29,789	Jazz Pharmaceuticals PLC*	4,853,224
32,611	Medicines Co. (The)*	835,168
168,126	Mylan, Inc.*	8,170,924
63,686	Nektar Therapeutics*	908,162
17,009	Omeros Corp.*	253,604
17,882	Pacira Pharmaceuticals, Inc.*	1,935,905
15,985	Sagent Pharmaceuticals, Inc.*	444,703
31,806	Salix Pharmaceuticals Ltd.*	5,060,653
25,827	SciClone Pharmaceuticals, Inc.*	177,173
15,143	Shire PLC (ADR)	3,700,192
22,200	Sucampo Pharmaceuticals, Inc., Class A*	152,958
21,090	Supernus Pharmaceuticals, Inc.*	190,970
56,493	Theravance, Inc.	1,330,975
51,821	VIVUS, Inc.*	222,312
31,045	XenoPort, Inc.*	157,709

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
69,990	Zogenix, Inc.*	$94,486
		38,532,414
	Total Common Stocks (Cost $225,248,014)	237,009,059

Principal Amount
	U.S. Government & Agency Security (a) — 5.1%
	Federal Home Loan Bank
$18,046,065	0.00%, due 09/02/14	18,046,065
	Total U.S. Government & Agency Security (Cost $18,046,065)	18,046,065

	Repurchase Agreements (a)(b) — 1.8%
6,536,333	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $6,536,369	6,536,333
	Total Repurchase Agreements (Cost $6,536,333)	6,536,333

	Total Investment Securities (Cost $249,830,412) — 73.2%	261,591,457
	Other assets less liabilities — 26.8%	95,674,911
	Net Assets — 100.0%	$357,266,368

*                                         Non-income producing security.

‡                                         Amount represents less than 0.05%.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $37,680,004.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,466,605
Aggregate gross unrealized depreciation	(14,735,643)
Net unrealized appreciation	$10,730,962
Federal income tax cost of investments	$250,860,495

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$23,968,922	11/06/15	Bank of America, N.A.	(0.22)%	iShares® Nasdaq Biotechnology ETF	$895,737
29,028,611	11/06/15	Bank of America, N.A.	0.26%	NASDAQ Biotechnology Index®	933,704
2,081,988	03/06/15	Citibank, N.A.	0.27%	NASDAQ Biotechnology Index®	753,181
63,387,326	11/06/14	Credit Suisse International	(0.09)%	NASDAQ Biotechnology Index®	20,159,402
17,191,286	11/06/15	Deutsche Bank AG	0.22%	NASDAQ Biotechnology Index®	6,000,236
85,886,489	01/06/16	Deutsche Bank AG	(0.38)%	iShares® Nasdaq Biotechnology ETF	12,834,338
2,555,339	11/06/15	Morgan Stanley & Co. International PLC	0.26%	NASDAQ Biotechnology Index®	1,636,328
18,113,320	01/06/15	Morgan Stanley & Co. International PLC	(0.19)%	iShares® Nasdaq Biotechnology ETF	1,538,381
5,914,533	01/06/16	Societe Generale	0.06%	NASDAQ Biotechnology Index®	393,030
228,989,877	11/06/15	UBS AG	0.16%	NASDAQ Biotechnology Index®	50,950,417
$477,117,691					$96,094,754

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 76.5%
	Auto Components — 4.6%

940	Autoliv, Inc.	$97,469
2,292	BorgWarner, Inc.	142,539
591	Cooper Tire & Rubber Co.	18,220
1,572	Dana Holding Corp.	36,518
2,771	Delphi Automotive PLC	192,806
1,463	Gentex Corp.	43,232
2,767	Goodyear Tire & Rubber Co. (The)	71,859
6,658	Johnson Controls, Inc.	324,977
815	Lear Corp.	82,421
610	Tenneco, Inc.*	39,089
1,110	TRW Automotive Holdings Corp.*	106,882
486	Visteon Corp.*	49,178
		1,205,190
	Automobiles — 5.8%

39,642	Ford Motor Co.	690,167
13,184	General Motors Co.	458,803
2,189	Harley-Davidson, Inc.	139,133
833	Tesla Motors, Inc.*	224,660
449	Thor Industries, Inc.	24,116
		1,536,879
	Beverages — 14.2%

1,625	Brown-Forman Corp., Class B	150,573
37,893	Coca-Cola Co. (The)	1,580,896
2,344	Coca-Cola Enterprises, Inc.	111,996
1,692	Constellation Brands, Inc., Class A*	147,356
1,968	Dr. Pepper Snapple Group, Inc.	123,827
1,593	Molson Coors Brewing Co., Class B	117,802
1,357	Monster Beverage Corp.*	119,972
15,198	PepsiCo, Inc.	1,405,663
		3,758,085
	Chemicals — 0.1%

436	Scotts Miracle-Gro Co. (The), Class A	25,170

	Commercial Services & Supplies — 0.1%

594	Herman Miller, Inc.	17,654
453	HNI Corp.	17,173
		34,827
	Distributors — 0.9%

1,540	Genuine Parts Co.	135,120
3,026	LKQ Corp.*	85,938
450	Pool Corp.	25,497
		246,555
	Diversified Financial Services — 0.3%

3,178	Leucadia National Corp.	79,228

	Food Products — 12.6%

6,561	Archer-Daniels-Midland Co.	327,131
538	B&G Foods, Inc.	16,248
1,475	Bunge Ltd.	124,859
1,794	Campbell Soup Co.	80,407
4,222	ConAgra Foods, Inc.	135,948
1,650	Darling Ingredients, Inc.*	31,812
937	Dean Foods Co.	15,161
1,762	Flowers Foods, Inc.	34,500
6,161	General Mills, Inc.	328,874
502	Hain Celestial Group, Inc. (The)*	49,377
1,495	Hershey Co. (The)	136,673
1,350	Hormel Foods Corp.	68,418
748	Ingredion, Inc.	59,660
1,039	J.M. Smucker Co. (The)	106,601
2,555	Kellogg Co.	165,998
1,273	Keurig Green Mountain, Inc.	169,716
5,968	Kraft Foods Group, Inc.	351,515
195	Lancaster Colony Corp.	17,240
1,308	McCormick & Co., Inc. (Non-Voting)	91,155
2,026	Mead Johnson Nutrition Co.	193,686
16,957	Mondelez International, Inc., Class A	613,674
440	Post Holdings, Inc.*	16,267
412	TreeHouse Foods, Inc.*	33,998
2,948	Tyson Foods, Inc., Class A	112,201
1,743	WhiteWave Foods Co. (The)*	61,040
		3,342,159
	Household Durables — 3.4%

3,215	D.R. Horton, Inc.	69,701
683	Harman International Industries, Inc.	78,600
1,202	Jarden Corp.*	71,868
1,390	Leggett & Platt, Inc.	48,775
1,762	Lennar Corp., Class A	69,035
391	MDC Holdings, Inc.	11,343
613	Mohawk Industries, Inc.*	89,510
2,773	Newell Rubbermaid, Inc.	92,951
38	NVR, Inc.*	44,581
3,416	PulteGroup, Inc.	65,655
471	Ryland Group, Inc. (The)	17,474
610	Tempur Sealy International, Inc.*	35,697
1,604	Toll Brothers, Inc.*	57,086
506	Tupperware Brands Corp.	37,070
780	Whirlpool Corp.	119,356
		908,702
	Household Products — 13.3%

1,363	Church & Dwight Co., Inc.	93,011
1,289	Clorox Co. (The)	114,205
8,718	Colgate-Palmolive Co.	564,316
619	Energizer Holdings, Inc.	75,221
3,777	Kimberly-Clark Corp.	407,916
27,127	Procter & Gamble Co. (The)	2,254,525
		3,509,194
	Leisure Products — 1.2%

930	Brunswick Corp.	39,990
1,158	Hasbro, Inc.	60,975
3,401	Mattel, Inc.	117,300
660	Polaris Industries, Inc.	95,951
		314,216
	Machinery — 1.3%

574	Middleby Corp. (The)*	49,496
584	Snap-on, Inc.	72,971
1,564	Stanley Black & Decker, Inc.	143,106
609	WABCO Holdings, Inc.*	62,849
		328,422
	Personal Products — 1.2%

4,355	Avon Products, Inc.	61,144
2,533	Estee Lauder Cos., Inc. (The), Class A	194,610
755	Herbalife Ltd.	38,490
591	Nu Skin Enterprises, Inc., Class A	26,430
		320,674
	Software — 1.0%

4,951	Activision Blizzard, Inc.	116,547
3,154	Electronic Arts, Inc.*	119,347

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
795	Take-Two Interactive Software, Inc.*	$18,690
1,151	TiVo, Inc.*	16,218
		270,802
	Textiles, Apparel & Luxury Goods — 6.6%

539	Carter’s, Inc.	44,618
2,749	Coach, Inc.	101,246
878	Crocs, Inc.*	13,565
348	Deckers Outdoor Corp.*	32,100
477	Fossil Group, Inc.*	48,315
999	Hanesbrands, Inc.	102,577
488	Iconix Brand Group, Inc.*	20,315
1,269	Kate Spade & Co.*	41,040
1,077	Lululemon Athletica, Inc.*	43,005
1,802	Michael Kors Holdings Ltd.*	144,376
7,395	NIKE, Inc., Class B	580,877
825	PVH Corp.	96,311
587	Ralph Lauren Corp.	99,320
578	Steven Madden Ltd.*	19,646
1,624	Under Armour, Inc., Class A*	111,017
3,451	VF Corp.	221,278
1,017	Wolverine World Wide, Inc.	27,012
		1,746,618
	Tobacco — 9.9%

19,914	Altria Group, Inc.	857,895
3,635	Lorillard, Inc.	217,010
15,769	Philip Morris International, Inc.	1,349,511
3,120	Reynolds American, Inc.	182,426
233	Universal Corp.	12,293
		2,619,135
	Total Common Stocks (Cost $19,922,305)	20,245,856

Principal Amount
	U.S. Government & Agency Security (a) — 7.4%
	Federal Home Loan Bank
$1,968,594	0.00%, due 09/02/14	1,968,594
	Total U.S. Government & Agency Security (Cost $1,968,594)	1,968,594

	Repurchase Agreements (a)(b) — 2.8%
750,599	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $750,602	750,599
	Total Repurchase Agreements (Cost $750,599)	750,599

	Total Investment Securities (Cost $22,641,498) — 86.7%	22,965,049
	Other assets less liabilities — 13.3%	3,524,815
	Net Assets — 100.0%	$26,489,864

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $10,820,230.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$592,111
Aggregate gross unrealized depreciation	(276,682)
Net unrealized appreciation	$315,429
Federal income tax cost of investments	$22,649,620

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$577,496	11/06/15	Bank of America, N.A.	0.51%	Dow Jones U.S. Consumer GoodsSM Index	$315,357
990,470	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Consumer GoodsSM Index	71,019
456,015	11/06/14	Credit Suisse International	0.46%	Dow Jones U.S. Consumer GoodsSM Index	102,312
2,277,912	11/06/15	Deutsche Bank AG	0.22%	Dow Jones U.S. Consumer GoodsSM Index	305,985
15,234,777	01/06/15	Goldman Sachs International	0.62%	Dow Jones U.S. Consumer GoodsSM Index	230,112
5,101,552	11/06/15	Merrill Lynch International	0.05%	iShares® U.S. Consumer Goods ETF	1,017,030
364,768	11/06/15	Morgan Stanley & Co. International PLC	0.06%	Dow Jones U.S. Consumer GoodsSM Index	141,474
2,193,469	11/06/14	Morgan Stanley & Co. International PLC	(0.39)%	iShares® U.S. Consumer Goods ETF	220,132
4,493,867	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Consumer GoodsSM Index	559,884
1,034,837	11/06/14	UBS AG	0.51%	Dow Jones U.S. Consumer GoodsSM Index	392,859
$32,725,163					$3,356,164

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 79.4%
	Airlines — 3.3%

977	Alaska Air Group, Inc.	$45,274
5,121	American Airlines Group, Inc.	199,258
6,029	Delta Air Lines, Inc.	238,628
1,625	JetBlue Airways Corp.*	19,874
4,919	Southwest Airlines Co.	157,457
517	Spirit Airlines, Inc.*	36,392
2,656	United Continental Holdings, Inc.*	126,452
		823,335
	Commercial Services & Supplies — 0.3%

797	Copart, Inc.*	27,440
994	KAR Auction Services, Inc.	29,979
457	Rollins, Inc.	13,596
		71,015
	Diversified Consumer Services — 0.7%

705	Apollo Education Group, Inc.*	19,578
407	DeVry Education Group, Inc.	17,473
32	Graham Holdings Co., Class B	23,002
1,950	H&R Block, Inc.	65,383
1,518	Service Corp. International	33,654
490	Sotheby’s	19,997
193	Weight Watchers International, Inc.	4,765
		183,852
	Electronic Equipment, Instruments & Components — 0.1%

347	Dolby Laboratories, Inc., Class A*	16,163

	Food & Staples Retailing — 11.5%

274	Casey’s General Stores, Inc.	19,643
3,117	Costco Wholesale Corp.	377,406
8,313	CVS Caremark Corp.	660,468
284	Fresh Market, Inc. (The)*	9,471
3,623	Kroger Co. (The)	184,701
6,381	Rite Aid Corp.*	39,690
1,637	Safeway, Inc.	56,935
4,157	Sysco Corp.	157,259
352	United Natural Foods, Inc.*	22,630
6,243	Walgreen Co.	377,826
11,461	Wal-Mart Stores, Inc.	865,306
2,614	Whole Foods Market, Inc.	102,312
		2,873,647
	Health Care Providers & Services — 2.8%

1,606	AmerisourceBergen Corp.	124,289
2,419	Cardinal Health, Inc.	178,280
124	Chemed Corp.	13,096
1,640	McKesson Corp.	319,849
704	Omnicare, Inc.	44,894
628	VCA, Inc.*	25,591
		705,999
	Hotels, Restaurants & Leisure — 11.1%

279	Bally Technologies, Inc.*	22,122
175	Bob Evans Farms, Inc.	7,598
462	Brinker International, Inc.	22,592
3,118	Carnival Corp.	118,110
327	Cheesecake Factory, Inc. (The)	14,699
221	Chipotle Mexican Grill, Inc.*	149,982
250	Choice Hotels International, Inc.	13,540
169	Cracker Barrel Old Country Store, Inc.	16,969
939	Darden Restaurants, Inc.	44,433
395	Domino’s Pizza, Inc.	29,803
756	Dunkin’ Brands Group, Inc.	32,916
2,171	Hilton Worldwide Holdings, Inc.*	54,970
412	Hyatt Hotels Corp., Class A*	25,169
1,756	International Game Technology	29,606
285	Jack in the Box, Inc.	16,943
2,700	Las Vegas Sands Corp.	179,577
267	Life Time Fitness, Inc.*	12,309
1,561	Marriott International, Inc., Class A	108,333
211	Marriott Vacations Worldwide Corp.*	12,573
7,028	McDonald’s Corp.	658,664
2,372	MGM Resorts International*	58,043
657	Norwegian Cruise Line Holdings Ltd.*	21,885
185	Panera Bread Co., Class A*	27,739
218	Papa John’s International, Inc.	8,633
486	Penn National Gaming, Inc.*	5,487
1,169	Royal Caribbean Cruises Ltd.	74,535
677	Six Flags Entertainment Corp.	24,697
5,353	Starbucks Corp.	416,517
1,365	Starwood Hotels & Resorts Worldwide, Inc.	115,397
257	Vail Resorts, Inc.	20,429
1,878	Wendy’s Co. (The)	15,306
905	Wyndham Worldwide Corp.	73,251
576	Wynn Resorts Ltd.	111,099
3,138	Yum! Brands, Inc.	227,285
		2,771,211
	Internet & Catalog Retail — 7.6%

2,651	Amazon.com, Inc.*	898,795
729	Expedia, Inc.	62,621
2,707	Groupon, Inc.*	18,407
238	HSN, Inc.	14,420
93	Lands’ End, Inc.*	3,207
3,359	Liberty Interactive Corp., Class A*	99,158
523	Liberty TripAdvisor Holdings, Inc., Class A*	18,708
523	Liberty Ventures*	19,921
427	Netflix, Inc.*	203,952
373	Priceline Group, Inc. (The)*	464,128
274	Shutterfly, Inc.*	13,977
791	TripAdvisor, Inc.*	78,380
		1,895,674
	Internet Software & Services — 1.8%

448	Conversant, Inc.*	12,338
8,111	eBay, Inc.*	450,160
		462,498
	IT Services — 0.0%‡

547	Acxiom Corp.*	10,144

	Media — 21.5%

420	AMC Networks, Inc., Class A*	26,282
1,539	Cablevision Systems Corp., Class A	28,487
3,466	CBS Corp. (Non-Voting), Class B	205,499
500	Charter Communications, Inc., Class A*	78,435
740	Cinemark Holdings, Inc.	26,115
18,486	Comcast Corp., Class A	1,011,739
3,332	DIRECTV*	288,051
1,550	Discovery Communications, Inc., Class A*	67,766
1,550	Discovery Communications, Inc., Class C*	66,604
1,499	DISH Network Corp., Class A*	97,150
511	DreamWorks Animation SKG, Inc., Class A*	11,158
1,613	Gannett Co., Inc.	54,455
3,012	Interpublic Group of Cos., Inc. (The)	58,824
333	John Wiley & Sons, Inc., Class A	19,963
467	Lamar Advertising Co., Class A	24,508
3,774	Liberty Global PLC*	158,244

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,579	Liberty Global PLC, Class A*	$68,955
715	Liberty Media Corp.*	35,199
1,430	Liberty Media Corp., Class C*	69,312
1,012	Live Nation Entertainment, Inc.*	22,224
438	Madison Square Garden Co. (The), Class A*	29,285
263	Meredith Corp.	12,251
147	Morningstar, Inc.	10,096
897	New York Times Co. (The), Class A	11,105
3,541	News Corp., Class A*	62,410
1,837	Omnicom Group, Inc.	132,282
565	Regal Entertainment Group, Class A	11,893
762	Scripps Networks Interactive, Inc., Class A	60,739
520	Sinclair Broadcast Group, Inc., Class A	15,106
21,023	Sirius XM Holdings, Inc.*	76,313
659	Starz, Class A*	20,620
1,981	Time Warner Cable, Inc.	293,049
6,273	Time Warner, Inc.	483,209
796	Time, Inc.*	18,690
13,614	Twenty-First Century Fox, Inc., Class A	482,208
2,781	Viacom, Inc., Class B	225,678
11,452	Walt Disney Co. (The)	1,029,306
		5,393,210
	Multiline Retail — 3.7%

394	Big Lots, Inc.	18,262
159	Dillard’s, Inc., Class A	18,177
2,157	Dollar General Corp.*	138,026
1,470	Dollar Tree, Inc.*	78,829
680	Family Dollar Stores, Inc.	54,284
2,167	J.C. Penney Co., Inc.*	23,404
1,386	Kohl’s Corp.	81,483
2,563	Macy’s, Inc.	159,649
999	Nordstrom, Inc.	69,181
311	Sears Holdings Corp.*	10,823
4,505	Target Corp.	270,615
		922,733
	Professional Services — 0.8%

263	Dun & Bradstreet Corp. (The)	30,871
445	IHS, Inc., Class A*	63,399
2,155	Nielsen N.V.	101,264
		195,534
	Road & Rail — 0.6%

749	Avis Budget Group, Inc.*	50,565
3,264	Hertz Global Holdings, Inc.*	96,451
		147,016
	Software — 0.1%

280	FactSet Research Systems, Inc.	35,672

	Specialty Retail — 13.5%

513	Aaron’s, Inc.	13,143
517	Abercrombie & Fitch Co., Class A	21,611
519	Advance Auto Parts, Inc.	70,802
559	Aeropostale, Inc.*	2,342
1,216	American Eagle Outfitters, Inc.	17,121
333	Ann, Inc.*	13,799
919	Ascena Retail Group, Inc.*	15,981
450	AutoNation, Inc.*	24,412
237	AutoZone, Inc.*	127,705
1,450	Bed Bath & Beyond, Inc.*	93,177
1,959	Best Buy Co., Inc.	62,472
199	Buckle, Inc. (The)	9,787
333	Cabela’s, Inc.*	20,320
1,567	CarMax, Inc.*	82,111
1,090	Chico’s FAS, Inc.	17,222
156	Children’s Place, Inc. (The)	8,387
538	CST Brands, Inc.	18,744
707	Dick’s Sporting Goods, Inc.	31,864
520	DSW, Inc., Class A	16,089
599	Express, Inc.*	10,387
1,037	Foot Locker, Inc.	58,186
815	GameStop Corp., Class A	34,393
1,849	Gap, Inc. (The)	85,331
171	Genesco, Inc.*	13,560
675	GNC Holdings, Inc., Class A	25,616
149	Group 1 Automotive, Inc.	11,944
424	Guess?, Inc.	9,939
9,728	Home Depot, Inc. (The)	909,568
1,743	L Brands, Inc.	111,290
7,091	Lowe’s Cos., Inc.	372,348
195	Lumber Liquidators Holdings, Inc.*	11,158
324	Men’s Wearhouse, Inc. (The)	17,506
316	Murphy USA, Inc.*	17,212
755	O’Reilly Automotive, Inc.*	117,765
145	Outerwall, Inc.*	8,545
706	PetSmart, Inc.	50,528
672	Pier 1 Imports, Inc.	10,591
375	Rent-A-Center, Inc.	10,447
1,511	Ross Stores, Inc.	113,960
978	Sally Beauty Holdings, Inc.*	27,267
570	Signet Jewelers Ltd.	67,186
4,598	Staples, Inc.	53,705
789	Tiffany & Co.	79,642
4,979	TJX Cos., Inc. (The)	296,798
985	Tractor Supply Co.	65,946
457	Ulta Salon Cosmetics & Fragrance, Inc.*	44,471
725	Urban Outfitters, Inc.*	28,848
219	Vitamin Shoppe, Inc.*	8,583
623	Williams-Sonoma, Inc.	40,975
		3,380,784
	Trading Companies & Distributors — 0.0%‡

351	Beacon Roofing Supply, Inc.*	10,011

	Total Common Stocks (Cost $19,705,761)	19,898,498

Principal Amount
	U.S. Government & Agency Security (a) — 0.3%
	Federal Home Loan Bank
$79,225	0.00%, due 09/02/14	79,225
	Total U.S. Government & Agency Security (Cost $79,225)	79,225

	Repurchase Agreements (a)(b) — 0.9%
233,352	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $233,352	233,352
	Total Repurchase Agreements (Cost $233,352)	233,352

	Total Investment Securities (Cost $20,018,338) — 80.6%	20,211,075
	Other assets less liabilities — 19.4%	4,869,384
	Net Assets — 100.0%	$25,080,459

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $4,493,203.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$720,376
Aggregate gross unrealized depreciation	(543,090)
Net unrealized appreciation	$177,286
Federal income tax cost of investments	$20,033,789

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$82,694	11/06/15	Bank of America, N.A.	0.51%	Dow Jones U.S. Consumer ServicesSM Index	$63,668
1,043,287	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Consumer ServicesSM Index	378,866
442,740	11/06/14	Credit Suisse International	0.46%	Dow Jones U.S. Consumer ServicesSM Index	199,457
2,580,417	01/06/16	Deutsche Bank AG	0.32%	Dow Jones U.S. Consumer ServicesSM Index	430,144
16,137,267	01/06/16	Deutsche Bank AG	(0.08)%	iShares® U.S. Consumer Services ETF	37,574
1,111,987	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Consumer ServicesSM Index	222,609
1,981,800	11/06/15	Merrill Lynch International	0.05%	iShares® U.S. Consumer Services ETF	1,543,102
1,849,549	11/06/15	Morgan Stanley & Co. International PLC	0.06%	Dow Jones U.S. Consumer ServicesSM Index	385,750
2,664,495	11/06/14	Morgan Stanley & Co. International PLC	(0.39)%	iShares® U.S. Consumer Services ETF	251,813
1,922,339	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Consumer ServicesSM Index	887,645
422,020	01/06/15	UBS AG	0.51%	Dow Jones U.S. Consumer ServicesSM Index	232,267
$30,238,595					$4,632,895

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 81.3%
	Banks — 25.3%

28,326	Associated Banc-Corp	$514,967
15,013	BancorpSouth, Inc.	317,825
1,868,036	Bank of America Corp.	30,056,699
7,892	Bank of Hawaii Corp.	458,131
127,636	BB&T Corp.	4,764,652
3,685	BOK Financial Corp.	248,295
13,154	Cathay General Bancorp	342,530
32,979	CIT Group, Inc.	1,581,673
539,641	Citigroup, Inc.	27,872,458
8,493	City National Corp./CA	644,449
32,274	Comerica, Inc.	1,624,673
14,372	Commerce Bancshares, Inc./MO	662,980
9,414	Cullen/Frost Bankers, Inc.	739,940
25,472	East West Bancorp, Inc.	887,444
151,087	Fifth Third Bancorp	3,082,930
10,807	First Financial Bankshares, Inc.	317,618
42,028	First Horizon National Corp.	511,060
62,876	First Niagara Financial Group, Inc.	547,021
22,026	First Republic Bank/CA	1,077,071
29,374	FirstMerit Corp.	506,261
29,556	FNB Corp./PA	365,312
33,569	Fulton Financial Corp.	387,218
13,229	Glacier Bancorp, Inc.	360,093
14,617	Hancock Holding Co.	485,869
147,049	Huntington Bancshares, Inc./OH	1,447,697
5,726	Iberiabank Corp.	373,622
10,113	International Bancshares Corp.	266,579
672,328	JPMorgan Chase & Co.	39,969,900
156,912	KeyCorp	2,135,572
23,358	M&T Bank Corp.	2,887,750
11,309	MB Financial, Inc.	319,932
19,778	National Penn Bancshares, Inc.	197,780
18,532	Old National Bancorp/IN	242,584
94,884	PNC Financial Services Group, Inc. (The)	8,041,419
18,382	Popular, Inc.*	569,107
11,884	PrivateBancorp, Inc.	350,697
10,654	Prosperity Bancshares, Inc.	643,502
244,971	Regions Financial Corp.	2,486,456
8,882	Signature Bank/NY*	1,052,162
94,656	SunTrust Banks, Inc.	3,604,500
33,330	Susquehanna Bancshares, Inc.	343,966
8,853	SVB Financial Group*	985,516
24,689	Synovus Financial Corp.	596,239
29,600	TCF Financial Corp.	467,680
7,650	Texas Capital Bancshares, Inc.*	412,947
11,980	Trustmark Corp.	284,345
322,448	U.S. Bancorp/MN	13,633,101
6,700	UMB Financial Corp.	386,925
33,140	Umpqua Holdings Corp.	578,956
11,167	United Bankshares, Inc./WV	367,953
35,612	Valley National Bancorp	356,120
16,045	Webster Financial Corp.	473,328
851,451	Wells Fargo & Co.	43,798,639
4,673	Westamerica Bancorp.	226,033
8,268	Wintrust Financial Corp.	385,041
35,975	Zions Bancorp.	1,048,312
		207,291,529
	Capital Markets — 9.6%

9,821	Affiliated Managers Group, Inc.*	2,073,704
33,731	Ameriprise Financial, Inc.	4,242,011
202,579	Bank of New York Mellon Corp. (The)	7,937,045
22,227	BlackRock, Inc.	7,346,690
208,024	Charles Schwab Corp. (The)	5,930,764
51,227	E*TRADE Financial Corp.*	1,140,313
21,445	Eaton Vance Corp.	839,786
16,804	Federated Investors, Inc., Class B	515,715
9,140	Financial Engines, Inc.	327,852
71,362	Franklin Resources, Inc.	4,033,380
73,878	Goldman Sachs Group, Inc. (The)	13,232,289
4,720	Greenhill & Co., Inc.	231,374
76,862	Invesco Ltd.	3,139,044
26,673	Janus Capital Group, Inc.	324,077
18,260	Legg Mason, Inc.	900,583
13,577	LPL Financial Holdings, Inc.	661,064
248,634	Morgan Stanley	8,530,633
39,488	Northern Trust Corp.	2,738,493
22,052	Raymond James Financial, Inc.	1,204,921
25,242	SEI Investments Co.	956,546
76,525	State Street Corp.	5,512,096
10,814	Stifel Financial Corp.*	517,774
46,672	T. Rowe Price Group, Inc.	3,780,199
42,132	TD Ameritrade Holding Corp.	1,394,990
15,140	Waddell & Reed Financial, Inc., Class A	825,130
		78,336,473
	Consumer Finance — 3.8%

17,106	Ally Financial, Inc.*	420,808
161,727	American Express Co.	14,482,653
101,538	Capital One Financial Corp.	8,332,208
4,996	Cash America International, Inc.	223,021
82,831	Discover Financial Services	5,166,170
75,097	Navient Corp.	1,347,240
8,892	Portfolio Recovery Associates, Inc.*	505,332
13,630	Santander Consumer USA Holdings, Inc.	253,791
75,105	SLM Corp.	665,430
		31,396,653
	Diversified Financial Services — 7.7%

319,847	Berkshire Hathaway, Inc., Class B*	43,899,001
15,274	CBOE Holdings, Inc.	809,904
56,073	CME Group, Inc.	4,292,388
20,447	Intercontinental Exchange, Inc.	3,864,483
48,355	McGraw Hill Financial, Inc.	3,923,041
33,406	Moody’s Corp.	3,125,800
20,733	MSCI, Inc.*	956,621
20,920	NASDAQ OMX Group, Inc. (The)	909,392
23,969	Voya Financial, Inc.	936,948
		62,717,578
	Insurance — 14.3%

59,990	ACE Ltd.	6,378,737
80,676	Aflac, Inc.	4,940,598
2,924	Alleghany Corp.*	1,260,624
17,507	Allied World Assurance Co. Holdings AG	647,584
77,096	Allstate Corp. (The)	4,740,633
12,722	American Financial Group, Inc./OH	762,938
256,986	American International Group, Inc.	14,406,635
52,671	Aon PLC	4,590,804
20,962	Arch Capital Group Ltd.*	1,165,068
4,649	Argo Group International Holdings Ltd.	244,723
27,907	Arthur J. Gallagher & Co.	1,318,048
11,623	Aspen Insurance Holdings Ltd.	494,210
12,727	Assurant, Inc.	849,527
31,910	Assured Guaranty Ltd.	770,627

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
17,804	Axis Capital Holdings Ltd.	$858,509
21,119	Brown & Brown, Inc.	688,902
43,431	Chubb Corp. (The)	3,993,481
26,144	Cincinnati Financial Corp.	1,257,265
38,702	CNO Financial Group, Inc.	690,831
7,934	Endurance Specialty Holdings Ltd.	460,727
4,396	Erie Indemnity Co., Class A	336,338
8,191	Everest Re Group Ltd.	1,342,014
18,977	First American Financial Corp.	537,998
49,182	FNF Group*	1,392,342
16,389	FNFV Group*	245,507
88,160	Genworth Financial, Inc., Class A*	1,250,990
7,826	Hanover Insurance Group, Inc. (The)	496,560
79,884	Hartford Financial Services Group, Inc. (The)	2,959,702
17,746	HCC Insurance Holdings, Inc.	889,784
9,043	Kemper Corp.	328,713
46,853	Lincoln National Corp.	2,578,789
54,240	Loews Corp.	2,372,458
2,481	Markel Corp.*	1,636,964
97,632	Marsh & McLennan Cos., Inc.	5,184,259
25,662	MBIA, Inc.*	267,655
6,445	Mercury General Corp.	330,177
199,952	MetLife, Inc.	10,945,373
7,176	Montpelier Re Holdings Ltd.	225,685
43,044	Old Republic International Corp.	660,725
7,897	PartnerRe Ltd.	882,016
4,785	Platinum Underwriters Holdings Ltd.	298,919
9,666	Primerica, Inc.	486,490
48,609	Principal Financial Group, Inc.	2,638,983
10,547	ProAssurance Corp.	487,271
96,753	Progressive Corp. (The)	2,420,760
14,007	Protective Life Corp.	972,086
82,072	Prudential Financial, Inc.	7,361,858
12,271	Reinsurance Group of America, Inc.	1,018,248
7,203	RenaissanceRe Holdings Ltd.	737,515
6,109	RLI Corp.	273,072
9,987	Selective Insurance Group, Inc.	239,388
7,771	StanCorp Financial Group, Inc.	509,156
23,395	Torchmark Corp.	1,276,197
61,726	Travelers Cos., Inc. (The)	5,846,070
45,727	Unum Group	1,658,518
16,127	Validus Holdings Ltd.	630,727
18,370	W. R. Berkley Corp.	888,190
987	White Mountains Insurance Group Ltd.	625,995
31,771	Willis Group Holdings PLC	1,333,429
48,231	XL Group PLC	1,648,536
		116,735,928
	IT Services — 4.2%

178,502	MasterCard, Inc., Class A	13,532,237
89,304	Visa, Inc., Class A	18,978,886
95,737	Western Union Co. (The)	1,672,525
		34,183,648
	Real Estate Investment Trusts — 15.1%

12,728	Alexandria Real Estate Equities, Inc.	1,006,276
18,635	American Campus Communities, Inc.	736,269
62,671	American Capital Agency Corp.	1,482,169
160,201	American Realty Capital Properties, Inc.	2,108,245
70,302	American Tower Corp.	6,931,777
168,318	Annaly Capital Management, Inc.	2,002,984
25,954	Apartment Investment & Management Co., Class A	889,444
63,439	ARMOUR Residential REIT, Inc.	268,347
21,641	AvalonBay Communities, Inc.	3,334,878
34,198	BioMed Realty Trust, Inc.	767,745
27,187	Boston Properties, Inc.	3,301,046
31,104	Brandywine Realty Trust	498,286
15,200	Camden Property Trust	1,137,568
30,246	CBL & Associates Properties, Inc.	574,674
182,535	Chimera Investment Corp.	604,191
22,199	Columbia Property Trust, Inc.	569,848
15,563	Corporate Office Properties Trust	441,678
20,671	Corrections Corp. of America	736,714
59,297	Crown Castle International Corp.	4,714,704
23,841	CubeSmart	443,443
28,784	CYS Investments, Inc.	271,433
58,219	DCT Industrial Trust, Inc.	462,841
51,704	DDR Corp.	942,047
34,762	DiamondRock Hospitality Co.	463,030
24,043	Digital Realty Trust, Inc.	1,568,806
23,226	Douglas Emmett, Inc.	663,567
58,531	Duke Realty Corp.	1,088,677
11,583	DuPont Fabros Technology, Inc.	326,177
5,559	EastGroup Properties, Inc.	360,446
9,496	EPR Properties	540,417
21,533	Equity Commonwealth	578,807
14,063	Equity Lifestyle Properties, Inc.	642,538
59,664	Equity Residential	3,965,866
11,105	Essex Property Trust, Inc.	2,148,262
19,567	Extra Space Storage, Inc.	1,031,181
11,951	Federal Realty Investment Trust	1,491,246
15,484	Franklin Street Properties Corp.	188,131
15,935	Gaming and Leisure Properties, Inc.	530,635
92,624	General Growth Properties, Inc.	2,275,772
12,892	Geo Group, Inc. (The)	482,419
17,145	Hatteras Financial Corp.	341,185
81,396	HCP, Inc.	3,526,889
54,263	Health Care REIT, Inc.	3,667,094
17,060	Healthcare Realty Trust, Inc.	425,818
16,010	Highwoods Properties, Inc.	681,225
10,149	Home Properties, Inc.	651,769
26,600	Hospitality Properties Trust	782,838
134,465	Host Hotels & Resorts, Inc.	3,068,491
21,865	Invesco Mortgage Capital, Inc.	385,261
14,607	Kilroy Realty Corp.	923,893
72,939	Kimco Realty Corp.	1,713,337
18,486	LaSalle Hotel Properties	675,663
36,416	Lexington Realty Trust	396,206
26,239	Liberty Property Trust	929,385
24,993	Macerich Co. (The)	1,631,793
15,749	Mack-Cali Realty Corp.	332,934
30,634	Medical Properties Trust, Inc.	431,633
65,132	MFA Financial, Inc.	549,714
13,325	Mid-America Apartment Communities, Inc.	963,664
21,885	National Retail Properties, Inc.	812,809
22,389	Omega Healthcare Investors, Inc.	843,394
27,406	Piedmont Office Realty Trust, Inc., Class A	534,143
31,461	Plum Creek Timber Co., Inc.	1,278,260
9,653	Post Properties, Inc.	531,108
7,210	Potlatch Corp.	307,723
88,765	Prologis, Inc.	3,634,039
25,746	Public Storage	4,510,184
22,465	Rayonier, Inc.	769,876
39,337	Realty Income Corp.	1,759,151

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14,741	Redwood Trust, Inc.	$285,533
16,403	Regency Centers Corp.	937,267
33,198	Retail Properties of America, Inc., Class A	525,192
23,166	RLJ Lodging Trust	690,578
9,023	Ryman Hospitality Properties, Inc.	448,894
36,190	Senior Housing Properties Trust	844,313
55,187	Simon Property Group, Inc.	9,383,446
16,954	SL Green Realty Corp.	1,853,920
5,852	Sovran Self Storage, Inc.	452,184
66,711	Spirit Realty Capital, Inc.	787,857
39,327	Starwood Property Trust, Inc.	937,949
6,949	Starwood Waypoint Residential Trust*	192,359
35,763	Sunstone Hotel Investors, Inc.	521,067
17,026	Tanger Factory Outlet Centers, Inc.	594,378
11,238	Taubman Centers, Inc.	855,998
65,027	Two Harbors Investment Corp.	697,089
44,666	UDR, Inc.	1,336,407
52,286	Ventas, Inc.	3,439,373
30,962	Vornado Realty Trust	3,277,947
27,594	Washington Prime Group, Inc.	538,635
11,836	Washington Real Estate Investment Trust	328,804
19,966	Weingarten Realty Investors	683,237
93,574	Weyerhaeuser Co.	3,176,837
10,413	WP Carey, Inc.	711,000
		123,132,327
	Real Estate Management & Development — 0.7%

7,617	Alexander & Baldwin, Inc.	311,535
2,925	Altisource Portfolio Solutions S.A.*	292,295
49,545	CBRE Group, Inc., Class A*	1,574,540
28,052	Forest City Enterprises, Inc., Class A*	583,482
5,561	Howard Hughes Corp. (The)*	880,696
7,917	Jones Lang LaSalle, Inc.	1,057,790
25,959	Realogy Holdings Corp.*	1,058,348
16,395	St. Joe Co. (The)*	355,116
		6,113,802
	Thrifts & Mortgage Finance — 0.6%

23,390	Capitol Federal Financial, Inc.	288,867
84,535	Hudson City Bancorp, Inc.	834,360
60,135	MGIC Investment Corp.*	506,938
78,636	New York Community Bancorp, Inc.	1,254,244
20,604	Ocwen Financial Corp.*	575,676
55,098	People’s United Financial, Inc.	823,715
33,516	Radian Group, Inc.	487,993
18,000	Washington Federal, Inc.	391,500
		5,163,293
	Total Common Stocks (Cost $582,012,859)	665,071,231

Principal Amount
	U.S. Government & Agency Securities (a) — 2.2%
	Federal Home Loan Bank
$7,848,432	0.00%, due 09/02/14	7,848,432
	U.S. Treasury Bills
6,000,000	0.00%, due 12/11/14	5,999,730
4,000,000	0.00%, due 01/15/15	3,999,700
	Total U.S. Government & Agency Securities (Cost $17,847,072)	17,847,862

	Repurchase Agreements (a)(b) — 1.5%
12,601,739	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $12,601,799	12,601,739
	Total Repurchase Agreements (Cost $12,601,739)	12,601,739

	Total Investment Securities (Cost $612,461,670) — 85.0%	695,520,832
	Other assets less liabilities — 15.0%	122,510,255
	Net Assets — 100.0%	$818,031,087

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $163,553,586.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,880,172
Aggregate gross unrealized depreciation	(15,325,838)
Net unrealized appreciation	$81,554,334
Federal income tax cost of investments	$613,966,498

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$70,688,739	11/06/15	Bank of America, N.A.	0.56%	Dow Jones U.S. FinancialsSM Index	$2,198,979
98,717,970	11/06/15	Bank of America, N.A.	0.10%	iShares® U.S. Financials ETF	7,998,782
45,100,508	03/06/15	Citibank, N.A.	0.32%	Dow Jones U.S. FinancialsSM Index	2,903,291
145,674,735	11/06/14	Credit Suisse International	0.46%	Dow Jones U.S. FinancialsSM Index	30,240,985
299,426,320	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	24,342,552
32,135,520	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. FinancialsSM Index	2,312,334
57,113,063	11/06/15	Morgan Stanley & Co. International PLC	0.56%	Dow Jones U.S. FinancialsSM Index	6,157,774
81,320,685	11/06/14	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Financials ETF	27,965,098
22,524,741	11/06/15	Societe Generale	0.66%	Dow Jones U.S. FinancialsSM Index	5,821,300
117,294,148	01/06/15	UBS AG	0.41%	Dow Jones U.S. FinancialsSM Index	11,481,595
$969,996,429					$121,422,690

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.2%
	Biotechnology — 16.1%

1,381	Acorda Therapeutics, Inc.*	$44,993
821	Aegerion Pharmaceuticals, Inc.*	25,082
6,560	Alexion Pharmaceuticals, Inc.*	1,110,543
4,793	Alkermes PLC*	214,391
2,105	Alnylam Pharmaceuticals, Inc.*	146,655
25,106	Amgen, Inc.	3,499,274
7,285	Arena Pharmaceuticals, Inc.*	30,014
6,195	ARIAD Pharmaceuticals, Inc.*	38,533
7,867	Biogen Idec, Inc.*	2,698,696
4,840	BioMarin Pharmaceutical, Inc.*	344,705
26,559	Celgene Corp.*	2,523,636
2,312	Cepheid, Inc.*	92,549
2,497	Cubist Pharmaceuticals, Inc.*	172,368
50,930	Gilead Sciences, Inc.*	5,479,050
5,003	Incyte Corp.*	271,163
3,899	Isis Pharmaceuticals, Inc.*	158,923
2,538	Medivation, Inc.*	231,618
2,481	Myriad Genetics, Inc.*	89,787
5,326	PDL BioPharma, Inc.	53,739
2,264	Pharmacyclics, Inc.*	281,619
2,643	Regeneron Pharmaceuticals, Inc.*	926,424
3,716	Seattle Genetics, Inc.*	163,541
1,464	United Therapeutics Corp.*	172,503
7,833	Vertex Pharmaceuticals, Inc.*	732,934
		19,502,740
	Commercial Services & Supplies — 0.0%‡

2,330	Healthcare Services Group, Inc.	63,679

	Health Care Equipment & Supplies — 11.7%

49,811	Abbott Laboratories	2,104,017
2,575	Alere, Inc.*	91,284
2,382	Align Technology, Inc.*	129,724
17,995	Baxter International, Inc.	1,349,265
6,407	Becton, Dickinson and Co.	750,708
43,866	Boston Scientific Corp.*	556,221
2,529	C.R. Bard, Inc.	375,405
6,875	CareFusion Corp.*	315,631
1,590	Cooper Cos., Inc. (The)	259,218
14,953	Covidien PLC	1,298,369
4,702	DENTSPLY International, Inc.	224,309
3,499	Edwards Lifesciences Corp.*	347,311
1,726	Haemonetics Corp.*	61,601
1,898	Hill-Rom Holdings, Inc.	83,151
9,164	Hologic, Inc.*	227,909
1,701	IDEXX Laboratories, Inc.*	210,873
1,192	Intuitive Surgical, Inc.*	560,252
1,712	Masimo Corp.*	38,417
33,131	Medtronic, Inc.	2,115,414
4,654	ResMed, Inc.	246,895
1,836	Sirona Dental Systems, Inc.*	149,652
9,426	St. Jude Medical, Inc.	618,251
1,960	STERIS Corp.	110,328
9,806	Stryker Corp.	816,938
1,372	Teleflex, Inc.	150,207
1,887	Thoratec Corp.*	47,175
3,447	Varian Medical Systems, Inc.*	293,064
2,344	West Pharmaceutical Services, Inc.	101,800
5,566	Zimmer Holdings, Inc.	552,759
		14,186,148
	Health Care Providers & Services — 10.3%

11,853	Aetna, Inc.	973,487
5,703	Brookdale Senior Living, Inc.*	199,320
1,913	Centene Corp.*	149,463
8,910	Cigna Corp.	842,886
3,823	Community Health Systems, Inc.*	207,512
5,896	DaVita HealthCare Partners, Inc.*	440,313
25,635	Express Scripts Holding Co.*	1,895,196
10,397	HCA Holdings, Inc.*	725,919
2,660	Health Net, Inc.*	125,552
2,922	HealthSouth Corp.	115,098
2,831	Henry Schein, Inc.*	338,842
5,133	Humana, Inc.	660,822
2,812	Laboratory Corp. of America Holdings*	301,531
1,475	LifePoint Hospitals, Inc.*	110,330
914	Magellan Health, Inc.*	51,056
3,296	MEDNAX, Inc.*	188,696
2,092	Owens & Minor, Inc.	71,965
2,723	Patterson Cos., Inc.	109,655
4,792	Quest Diagnostics, Inc.	302,902
2,329	Team Health Holdings, Inc.*	136,293
3,239	Tenet Healthcare Corp.*	198,162
32,496	UnitedHealth Group, Inc.	2,816,753
2,981	Universal Health Services, Inc., Class B	341,146
1,455	WellCare Health Plans, Inc.*	95,826
9,275	WellPoint, Inc.	1,080,630
		12,479,355
	Health Care Technology — 0.1%

2,907	HMS Holdings Corp.*	66,454

	Life Sciences Tools & Services — 2.7%

669	Bio-Rad Laboratories, Inc., Class A*	80,454
1,604	Charles River Laboratories International, Inc.*	94,796
1,904	Covance, Inc.*	157,842
4,620	Illumina, Inc.*	828,643
1,886	PAREXEL International Corp.*	106,446
1,104	Techne Corp.	105,454
13,230	Thermo Fisher Scientific, Inc.	1,590,378
2,812	Waters Corp.*	290,845
		3,254,858
	Pharmaceuticals — 30.3%

52,733	AbbVie, Inc.	2,915,080
8,770	Actavis PLC*	1,990,615
9,868	Allergan, Inc.	1,615,194
54,959	Bristol-Myers Squibb Co.	2,783,673
32,671	Eli Lilly & Co.	2,076,569
4,646	Endo International PLC*	295,997
5,543	Hospira, Inc.*	297,881
2,161	Impax Laboratories, Inc.*	53,247
1,794	Jazz Pharmaceuticals PLC*	292,279
93,825	Johnson & Johnson	9,732,467
3,757	Mallinckrodt PLC*	306,192
96,918	Merck & Co., Inc.	5,825,741
12,395	Mylan, Inc.*	602,397
4,211	Nektar Therapeutics*	60,049
4,437	Perrigo Co. PLC	659,959
211,545	Pfizer, Inc.	6,217,308
2,103	Salix Pharmaceuticals Ltd.*	334,608
735	Theravance Biopharma, Inc.*	21,583
2,615	Theravance, Inc.	61,609
3,426	VIVUS, Inc.*	14,698
16,616	Zoetis, Inc.	588,871
		36,746,017
	Total Common Stocks (Cost $76,760,321)	86,299,251

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) — 2.8%
	Federal Home Loan Bank
$3,362,014	0.00%, due 09/02/14	$3,362,014
	Total U.S. Government & Agency Security (Cost $3,362,014)	3,362,014

	Repurchase Agreements (a)(b) — 1.0%
1,218,589	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,218,595	1,218,589
	Total Repurchase Agreements (Cost $1,218,589)	1,218,589

	Total Investment Securities (Cost $81,340,924) — 75.0%	90,879,854
	Other assets less liabilities — 25.0%	30,360,384
	Net Assets — 100.0%	$121,240,238

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $8,338,331.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,237,012
Aggregate gross unrealized depreciation	(723,548)
Net unrealized appreciation	$9,513,464
Federal income tax cost of investments	$81,366,390

Swap Agreements

Ultra Health Care had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$3,949,203	01/06/16	Bank of America, N.A.	0.51%	Dow Jones U.S. Health CareSM Index	$1,920,959
76,619,852	01/06/16	Bank of America, N.A.	0.05%	iShares® U.S. Healthcare ETF	2,146,077
49,836,047	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Health CareSM Index	4,302,100
6,187,881	11/06/14	Credit Suisse International	0.46%	Dow Jones U.S. Health CareSM Index	5,852,862
2,215,402	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Healthcare ETF	2,004,272
4,119,956	11/06/15	Deutsche Bank AG	0.72%	Dow Jones U.S. Health CareSM Index	2,861,690
1,697,913	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Health CareSM Index	1,533,847
2,722,572	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. Health CareSM Index	891,893
3,486,303	11/06/14	Morgan Stanley & Co. International PLC	0.46%	iShares® U.S. Healthcare ETF	3,416,996
3,318,803	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Health CareSM Index	3,152,898
1,932,339	11/06/14	UBS AG	0.46%	Dow Jones U.S. Health CareSM Index	1,805,899
$156,086,271					$29,889,493

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 80.6%
	Aerospace & Defense — 16.1%

402	Alliant Techsystems, Inc.	$50,652
1,248	B/E Aerospace, Inc.*	105,756
8,465	Boeing Co. (The)	1,073,362
608	Curtiss-Wright Corp.	43,679
866	DigitalGlobe, Inc.*	26,300
403	Esterline Technologies Corp.*	47,244
2,392	Exelis, Inc.	41,118
4,110	General Dynamics Corp.	506,557
712	HEICO Corp.	36,889
1,234	Hexcel Corp.*	50,828
9,881	Honeywell International, Inc.	940,968
620	Huntington Ingalls Industries, Inc.	63,308
1,088	L-3 Communications Holdings, Inc.	119,626
3,364	Lockheed Martin Corp.	585,336
561	Moog, Inc., Class A*	39,775
2,702	Northrop Grumman Corp.	343,748
1,827	Precision Castparts Corp.	445,898
3,948	Raytheon Co.	380,350
1,710	Rockwell Collins, Inc.	131,636
1,633	Spirit AeroSystems Holdings, Inc., Class A*	62,626
474	Teledyne Technologies, Inc.*	46,011
3,522	Textron, Inc.	133,836
628	TransDigm Group, Inc.	118,058
658	Triumph Group, Inc.	45,645
10,642	United Technologies Corp.	1,149,123
		6,588,329
	Air Freight & Logistics — 4.1%

1,873	C.H. Robinson Worldwide, Inc.	127,851
2,490	Expeditors International of Washington, Inc.	102,837
3,505	FedEx Corp.	518,320
394	Forward Air Corp.	18,238
439	Hub Group, Inc., Class A*	19,092
8,894	United Parcel Service, Inc., Class B	865,653
1,157	UTi Worldwide, Inc.*	10,621
		1,662,612
	Building Products — 1.1%

960	A. O. Smith Corp.	47,117
1,133	Allegion PLC	58,270
2,095	Fortune Brands Home & Security, Inc.	90,525
571	Lennox International, Inc.	47,827
4,499	Masco Corp.	105,591
1,382	Owens Corning	49,752
519	Simpson Manufacturing Co., Inc.	16,774
1,241	USG Corp.*	35,952
		451,808
	Chemicals — 0.8%

1,069	Sherwin-Williams Co. (The)	233,159
980	Valspar Corp. (The)	79,145
		312,304
	Commercial Services & Supplies — 3.4%

657	ABM Industries, Inc.	17,476
2,199	ADT Corp. (The)	81,055
581	Brady Corp., Class A	15,466
611	Brink’s Co. (The)	16,729
1,274	Cintas Corp.	84,262
1,339	Civeo Corp.	34,024
698	Clean Harbors, Inc.*	42,257
1,651	Covanta Holding Corp.	34,655
632	Deluxe Corp.	37,636
2,156	Iron Mountain, Inc.(REIT)	77,573
401	MSA Safety, Inc.	22,199
2,519	R.R. Donnelley & Sons Co.	44,511
3,372	Republic Services, Inc.	132,621
1,069	Stericycle, Inc.*	127,051
820	Tetra Tech, Inc.	20,910
5,820	Tyco International Ltd.	259,688
497	United Stationers, Inc.	20,203
1,564	Waste Connections, Inc.	76,730
5,459	Waste Management, Inc.	256,409
		1,401,455
	Construction & Engineering — 1.6%

1,252	AECOM Technology Corp.*	47,376
1,364	Chicago Bridge & Iron Co. N.V.	86,505
849	EMCOR Group, Inc.	36,677
2,008	Fluor Corp.	148,371
1,258	Foster Wheeler AG	41,061
1,669	Jacobs Engineering Group, Inc.*	89,976
1,857	KBR, Inc.	40,891
2,749	Quanta Services, Inc.*	99,899
870	URS Corp.	52,704
		643,460
	Construction Materials — 0.7%

631	Eagle Materials, Inc.	64,305
762	Martin Marietta Materials, Inc.	99,792
1,650	Vulcan Materials Co.	104,577
		268,674
	Containers & Packaging — 2.1%

826	AptarGroup, Inc.	52,988
1,201	Avery Dennison Corp.	57,804
1,759	Ball Corp.	112,752
1,273	Bemis Co., Inc.	51,862
1,749	Crown Holdings, Inc.*	84,424
385	Greif, Inc., Class A	18,438
2,118	MeadWestvaco Corp.	91,074
2,083	Owens-Illinois, Inc.*	64,136
1,241	Packaging Corp. of America	84,376
1,812	Rock-Tenn Co., Class A	89,078
2,452	Sealed Air Corp.	88,517
553	Silgan Holdings, Inc.	27,843
1,288	Sonoco Products Co.	53,014
		876,306
	Diversified Financial Services — 0.0%‡

681	PHH Corp.*	16,317

	Electrical Equipment — 4.3%

545	Acuity Brands, Inc.	67,515
3,095	AMETEK, Inc.	163,849
1,392	Babcock & Wilcox Co. (The)	40,438
6,015	Eaton Corp. PLC	419,907
8,854	Emerson Electric Co.	566,833
592	EnerSys	38,060
868	Generac Holdings, Inc.*	40,379
614	General Cable Corp.	13,182
679	Hubbell, Inc., Class B	82,091
569	Regal-Beloit Corp.	40,439
1,747	Rockwell Automation, Inc.	203,718
1,978	Sensata Technologies Holding N.V.*	97,258
		1,773,669
	Electronic Equipment, Instruments & Components — 3.2%

1,983	Amphenol Corp., Class A	204,269

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
338	Anixter International, Inc.	$30,160
1,257	Arrow Electronics, Inc.*	78,248
1,746	Avnet, Inc.	77,715
550	Belden, Inc.	40,189
680	Benchmark Electronics, Inc.*	16,748
1,041	Cognex Corp.*	43,701
533	FEI Co.	44,793
1,787	FLIR Systems, Inc.	60,383
440	IPG Photonics Corp.*	30,219
496	Itron, Inc.*	20,941
2,334	Jabil Circuit, Inc.	50,368
1,073	Knowles Corp.*	35,323
284	Littelfuse, Inc.	26,102
1,241	National Instruments Corp.	41,139
5,157	TE Connectivity Ltd.	323,241
3,292	Trimble Navigation Ltd.*	109,492
522	Universal Display Corp.*	18,134
1,712	Vishay Intertechnology, Inc.	27,392
637	Zebra Technologies Corp., Class A*	49,705
		1,328,262
	Industrial Conglomerates — 12.8%

7,843	3M Co.	1,129,392
809	Carlisle Cos., Inc.	67,066
7,591	Danaher Corp.	581,547
126,528	General Electric Co.	3,287,196
1,259	Roper Industries, Inc.	189,555
		5,254,756
	Internet Software & Services — 0.8%

401	CoStar Group, Inc.*	58,045
1,244	LinkedIn Corp., Class A*	280,833
		338,878
	IT Services — 6.7%

7,988	Accenture PLC, Class A	647,507
684	Alliance Data Systems Corp.*	181,014
6,083	Automatic Data Processing, Inc.	507,809
477	Blackhawk Network Holdings, Inc., Class B*	13,103
1,523	Broadridge Financial Solutions, Inc.	64,789
1,280	Convergys Corp.	24,576
1,159	CoreLogic, Inc.*	32,765
604	Euronet Worldwide, Inc.*	32,193
3,631	Fidelity National Information Services, Inc.	206,059
3,145	Fiserv, Inc.*	202,758
931	FleetCor Technologies, Inc.*	133,776
1,990	Genpact Ltd.*	34,626
860	Global Payments, Inc.	62,539
1,067	Jack Henry & Associates, Inc.	61,683
854	MAXIMUS, Inc.	35,185
708	NeuStar, Inc., Class A*	20,879
4,085	Paychex, Inc.	170,140
2,096	Total System Services, Inc.	65,940
489	WEX, Inc.*	55,575
13,784	Xerox Corp.	190,357
		2,743,273
	Life Sciences Tools & Services — 1.0%

4,205	Agilent Technologies, Inc.	240,358
369	Mettler-Toledo International, Inc.*	99,807
1,429	PerkinElmer, Inc.	64,091
		404,256
	Machinery — 11.8%

896	Actuant Corp., Class A	30,222
1,102	AGCO Corp.	53,822
7,876	Caterpillar, Inc.	859,035
636	CLARCOR, Inc.	40,202
1,200	Colfax Corp.*	76,332
624	Crane Co.	43,424
2,158	Cummins, Inc.	313,147
4,590	Deere & Co.	385,973
1,659	Donaldson Co., Inc.	69,446
2,101	Dover Corp.	184,615
1,733	Flowserve Corp.	131,517
765	Graco, Inc.	58,798
1,019	Harsco Corp.	24,660
792	Hillenbrand, Inc.	26,484
1,017	IDEX Corp.	78,248
4,789	Illinois Tool Works, Inc.	422,438
3,167	Ingersoll-Rand PLC	190,653
1,157	ITT Corp.	55,374
1,261	Joy Global, Inc.	79,632
991	Kennametal, Inc.	44,407
1,015	Lincoln Electric Holdings, Inc.	72,167
1,705	Manitowoc Co., Inc. (The)	50,161
715	Mueller Industries, Inc.	20,907
862	Navistar International Corp.*	32,506
755	Nordson Corp.	61,200
1,072	Oshkosh Corp.	53,257
4,475	PACCAR, Inc.	281,075
1,384	Pall Corp.	116,768
1,879	Parker-Hannifin Corp.	217,025
2,457	Pentair PLC	167,248
553	SPX Corp.	57,540
1,392	Terex Corp.	52,075
967	Timken Co. (The)	43,795
702	Toro Co. (The)	43,194
1,955	Trinity Industries, Inc.	94,583
339	Valmont Industries, Inc.	47,714
1,217	Wabtec Corp.	101,449
745	Woodward, Inc.	38,911
2,319	Xylem, Inc.	86,406
		4,806,410
	Marine — 0.2%

719	Kirby Corp.*	85,769
542	Matson, Inc.	14,629
		100,398
	Multi-Utilities — 0.2%

2,418	MDU Resources Group, Inc.	75,708

	Paper & Forest Products — 0.1%

1,781	Louisiana-Pacific Corp.*	25,415

	Professional Services — 1.4%

632	Acacia Research Corp.	11,243
456	Advisory Board Co. (The)*	22,618
426	Corporate Executive Board Co. (The)	28,082
1,540	Equifax, Inc.	121,290
515	FTI Consulting, Inc.*	19,107
1,005	Manpowergroup, Inc.	77,968
1,735	Robert Half International, Inc.	87,114
807	Towers Watson & Co., Class A	88,471
1,869	Verisk Analytics, Inc., Class A*	119,971
		575,864
	Road & Rail — 6.2%

720	Con-way, Inc.	36,900
12,673	CSX Corp.	391,722
644	Genesee & Wyoming, Inc., Class A*	63,325

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,154	J.B. Hunt Transport Services, Inc.	$87,185
1,392	Kansas City Southern	160,581
567	Landstar System, Inc.	38,479
3,907	Norfolk Southern Corp.	418,049
881	Old Dominion Freight Line, Inc.*	58,736
671	Ryder System, Inc.	60,618
11,429	Union Pacific Corp.	1,203,131
		2,518,726
	Semiconductors & Semiconductor Equipment — 0.0%‡

505	Veeco Instruments, Inc.*	17,862

	Trading Companies & Distributors — 2.0%

1,119	Air Lease Corp.	42,410
527	Applied Industrial Technologies, Inc.	25,670
3,445	Fastenal Co.	155,990
581	GATX Corp.	38,503
1,286	MRC Global, Inc.*	31,918
598	MSC Industrial Direct Co., Inc., Class A	53,904
1,354	NOW, Inc.*	44,723
1,227	United Rentals, Inc.*	144,356
103	Veritiv Corp.*	4,585
768	W.W. Grainger, Inc.	189,082
344	Watsco, Inc.	31,817
561	WESCO International, Inc.*	47,118
		810,076
	Total Common Stocks (Cost $33,518,784)	32,994,818

Principal Amount
	U.S. Government & Agency Security (a) — 3.5%
	Federal Home Loan Bank
$1,422,921	0.00%, due 09/02/14	1,422,921
	Total U.S. Government & Agency Security (Cost $1,422,921)	1,422,921

	Repurchase Agreements (a)(b) — 2.5%
1,012,588	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,012,592	1,012,588
	Total Repurchase Agreements (Cost $1,012,588)	1,012,588

	Total Investment Securities (Cost $35,954,293) — 86.6%	35,430,327
	Other assets less liabilities — 13.4%	5,462,216
	Net Assets — 100.0%	$40,892,543

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $7,116,237.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,138
Aggregate gross unrealized depreciation	(712,354)
Net unrealized depreciation	$(538,216)
Federal income tax cost of investments	$35,968,543

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$229,246	01/06/16	Bank of America, N.A.	0.05%	iShares® U.S. Industrials ETF	$10,412
6,516,452	01/06/16	Bank of America, N.A.	0.51%	Dow Jones U.S. IndustrialsSM Index	66,621
375,448	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. IndustrialsSM Index	84,089
1,800,464	01/06/15	Credit Suisse International	0.46%	Dow Jones U.S. IndustrialsSM Index	827,322
10,174,161	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Industrials ETF	276,295
15,742,069	11/06/15	Deutsche Bank AG	0.52%	Dow Jones U.S. IndustrialsSM Index	285,597
1,560,231	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. IndustrialsSM Index	199,244
1,017,678	01/06/16	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. IndustrialsSM Index	636,069
1,268,878	01/06/15	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Industrials ETF	935,691
1,341,671	01/06/16	Societe Generale	0.56%	Dow Jones U.S. IndustrialsSM Index	904,925
8,729,489	11/06/14	UBS AG	0.46%	Dow Jones U.S. IndustrialsSM Index	1,145,252
$48,755,787					$5,371,517

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 78.5%
	Electric Utilities — 0.3%

12,718	OGE Energy Corp.	$477,179

	Energy Equipment & Services — 16.5%

3,695	Atwood Oceanics, Inc.*	182,570
27,845	Baker Hughes, Inc.	1,925,203
2,273	Bristow Group, Inc.	165,884
13,041	Cameron International Corp.*	969,337
1,269	CARBO Ceramics, Inc.	136,532
2,867	Core Laboratories N.V.	452,957
4,379	Diamond Offshore Drilling, Inc.	192,413
4,884	Dresser-Rand Group, Inc.*	338,461
2,598	Dril-Quip, Inc.*	263,619
14,927	Ensco PLC, Class A	753,515
3,789	Exterran Holdings, Inc.	176,681
15,021	FMC Technologies, Inc.*	928,899
53,938	Halliburton Co.	3,646,748
6,269	Helix Energy Solutions Group, Inc.*	171,269
6,907	Helmerich & Payne, Inc.	725,580
15,171	McDermott International, Inc.*	109,231
16,717	Nabors Industries Ltd.	454,870
27,403	National Oilwell Varco, Inc.	2,368,441
16,237	Noble Corp. PLC	462,105
6,898	Oceaneering International, Inc.	479,825
3,389	Oil States International, Inc.*	218,760
5,414	Paragon Offshore PLC*	50,458
9,229	Patterson-UTI Energy, Inc.	318,770
7,943	Rowan Cos. PLC, Class A	240,832
83,169	Schlumberger Ltd.	9,118,649
1,225	SEACOR Holdings, Inc.*	99,960
2,310	Seventy Seven Energy, Inc.*	54,216
10,002	Superior Energy Services, Inc.	358,472
3,165	Tidewater, Inc.	161,004
21,733	Transocean Ltd.	839,980
2,818	Unit Corp.*	185,453
49,140	Weatherford International PLC*	1,164,127
		27,714,821
	Machinery — 0.1%

1,946	Chart Industries, Inc.*	130,168

	Oil, Gas & Consumable Fuels — 61.4%

32,257	Anadarko Petroleum Corp.	3,635,041
24,635	Apache Corp.	2,508,582
26,651	Cabot Oil & Gas Corp.	893,875
13,979	Cheniere Energy, Inc.*	1,121,955
32,338	Chesapeake Energy Corp.	879,594
121,583	Chevron Corp.	15,738,919
5,558	Cimarex Energy Co.	806,799
18,968	Cobalt International Energy, Inc.*	291,159
7,136	Concho Resources, Inc.*	1,013,597
78,412	ConocoPhillips	6,368,623
2,734	Continental Resources, Inc.*	440,967
22,461	Denbury Resources, Inc.	386,778
24,488	Devon Energy Corp.	1,846,885
4,648	Energen Corp.	374,071
5,951	Energy XXI Bermuda Ltd.	98,191
34,905	EOG Resources, Inc.	3,835,361
9,692	EQT Corp.	960,090
10,801	EXCO Resources, Inc.	52,169
274,275	Exxon Mobil Corp.	27,279,393
5,456	Gulfport Energy Corp.*	319,176
16,857	Hess Corp.	1,704,243
12,690	HollyFrontier Corp.	634,881
42,673	Kinder Morgan, Inc.	1,718,015
17,022	Kodiak Oil & Gas Corp.*	276,948
43,180	Marathon Oil Corp.	1,800,174
18,434	Marathon Petroleum Corp.	1,677,678
10,773	Murphy Oil Corp.	672,989
8,708	Newfield Exploration Co.*	390,293
22,944	Noble Energy, Inc.	1,655,180
6,139	Oasis Petroleum, Inc.*	301,977
50,176	Occidental Petroleum Corp.	5,204,756
13,276	ONEOK, Inc.	931,975
36,139	Phillips 66	3,144,816
9,137	Pioneer Natural Resources Co.	1,906,435
11,501	QEP Resources, Inc.	409,091
10,772	Range Resources Corp.	846,571
3,924	Rosetta Resources, Inc.*	196,200
23,049	SandRidge Energy, Inc.*	120,777
2,721	SemGroup Corp., Class A	238,713
4,283	SM Energy Co.	381,358
22,550	Southwestern Energy Co.*	928,609
42,836	Spectra Energy Corp.	1,784,548
2,483	Teekay Corp.	152,258
8,260	Tesoro Corp.	534,752
9,781	Ultra Petroleum Corp.*	259,490
34,081	Valero Energy Corp.	1,845,145
4,849	Western Refining, Inc.	225,624
7,598	Whiting Petroleum Corp.*	704,031
47,168	Williams Cos., Inc. (The)	2,803,666
4,597	World Fuel Services Corp.	204,015
12,911	WPX Energy, Inc.*	343,691
		102,850,124
	Semiconductors & Semiconductor Equipment — 0.2%

4,541	First Solar, Inc.*	316,417

	Total Common Stocks (Cost $124,875,295)	131,488,709

Principal Amount
	U.S. Government & Agency Securities (a) — 2.3%
	Federal Home Loan Bank
$1,261,381	0.00%, due 09/02/14	1,261,381
	U.S. Treasury Bills
400,000	0.00%, due 09/18/14	399,996
2,235,000	0.00%, due 10/09/14	2,234,924
	Total U.S. Government & Agency Securities (Cost $3,896,301)	3,896,301

	Repurchase Agreements (a)(b) — 0.3%
493,419	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $493,421	493,419
	Total Repurchase Agreements (Cost $493,419)	493,419

	Total Investment Securities (Cost $129,265,015) — 81.1%	135,878,429
	Other assets less liabilities — 18.9%	31,620,555
	Net Assets — 100.0%	$167,498,984

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $15,537,115.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,437,320
Aggregate gross unrealized depreciation	(1,960,657)
Net unrealized appreciation	$6,476,663
Federal income tax cost of investments	$129,401,766

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$382,217	11/06/15	Bank of America, N.A.	0.00%	iShares® U.S. Energy ETF	$315,828
10,987,528	11/06/15	Bank of America, N.A.	0.46%	Dow Jones U.S. Oil & GasSM Index	7,687,914
9,414,815	01/06/15	Credit Suisse International	0.46%	Dow Jones U.S. Oil & GasSM Index	5,158,162
29,695,410	11/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Energy ETF	2,045,486
129,107,955	11/06/15	Deutsche Bank AG	0.82%	Dow Jones U.S. Oil & GasSM Index	5,001,136
760,629	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Oil & GasSM Index	797,931
8,173,907	11/06/14	Goldman Sachs International	0.15%	iShares® U.S. Energy ETF	930,874
1,463,710	11/06/14	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Energy ETF	1,061,996
8,724,726	11/06/15	Morgan Stanley & Co. International PLC	0.36%	Dow Jones U.S. Oil & GasSM Index	3,311,016
3,511,784	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Oil & GasSM Index	3,632,009
1,157,548	01/06/15	UBS AG	0.46%	Dow Jones U.S. Oil & GasSM Index	1,005,594
$203,380,229					$30,947,946

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 67.1%
	Real Estate Investment Trusts — 64.1%

20,242	Alexandria Real Estate Equities, Inc.	$1,600,333
29,638	American Campus Communities, Inc.	1,170,997
99,668	American Capital Agency Corp.	2,357,148
254,775	American Realty Capital Properties, Inc.	3,352,839
111,803	American Tower Corp.	11,023,776
267,683	Annaly Capital Management, Inc.	3,185,428
41,276	Apartment Investment & Management Co., Class A	1,414,529
100,889	ARMOUR Residential REIT, Inc.	426,760
34,419	AvalonBay Communities, Inc.	5,303,968
54,385	BioMed Realty Trust, Inc.	1,220,943
43,237	Boston Properties, Inc.	5,249,837
49,446	Brandywine Realty Trust	792,125
24,174	Camden Property Trust	1,809,182
48,103	CBL & Associates Properties, Inc.	913,957
290,293	Chimera Investment Corp.	960,870
35,305	Columbia Property Trust, Inc.	906,279
24,749	Corporate Office Properties Trust	702,377
32,875	Corrections Corp. of America	1,171,665
94,301	Crown Castle International Corp.	7,497,872
37,916	CubeSmart	705,238
45,779	CYS Investments, Inc.	431,696
92,590	DCT Industrial Trust, Inc.	736,090
82,228	DDR Corp.	1,498,194
55,282	DiamondRock Hospitality Co.	736,356
38,238	Digital Realty Trust, Inc.	2,495,029
36,938	Douglas Emmett, Inc.	1,055,319
93,086	Duke Realty Corp.	1,731,400
18,422	DuPont Fabros Technology, Inc.	518,764
8,842	EastGroup Properties, Inc.	573,315
15,099	EPR Properties	859,284
34,248	Equity Commonwealth	920,586
22,364	Equity Lifestyle Properties, Inc.	1,021,811
94,888	Equity Residential	6,307,205
17,662	Essex Property Trust, Inc.	3,416,714
31,117	Extra Space Storage, Inc.	1,639,866
19,005	Federal Realty Investment Trust	2,371,444
24,625	Franklin Street Properties Corp.	299,194
25,342	Gaming and Leisure Properties, Inc.	843,889
147,304	General Growth Properties, Inc.	3,619,259
20,502	Geo Group, Inc. (The)	767,185
27,266	Hatteras Financial Corp.	542,593
129,448	HCP, Inc.	5,608,982
86,296	Health Care REIT, Inc.	5,831,884
27,133	Healthcare Realty Trust, Inc.	677,240
25,460	Highwoods Properties, Inc.	1,083,323
16,141	Home Properties, Inc.	1,036,575
42,304	Hospitality Properties Trust	1,245,007
213,845	Host Hotels & Resorts, Inc.	4,879,943
34,773	Invesco Mortgage Capital, Inc.	612,700
23,227	Kilroy Realty Corp.	1,469,108
115,999	Kimco Realty Corp.	2,724,817
29,399	LaSalle Hotel Properties	1,074,533
57,914	Lexington Realty Trust	630,104
41,726	Liberty Property Trust	1,477,935
39,748	Macerich Co. (The)	2,595,147
25,047	Mack-Cali Realty Corp.	529,494
48,717	Medical Properties Trust, Inc.	686,423
103,581	MFA Financial, Inc.	874,224
21,192	Mid-America Apartment Communities, Inc.	1,532,605
34,803	National Retail Properties, Inc.	1,292,583
35,608	Omega Healthcare Investors, Inc.	1,341,353
43,584	Piedmont Office Realty Trust, Inc., Class A	849,452
50,033	Plum Creek Timber Co., Inc.	2,032,841
15,351	Post Properties, Inc.	844,612
11,468	Potlatch Corp.	489,454
141,169	Prologis, Inc.	5,779,459
40,946	Public Storage	7,172,920
35,729	Rayonier, Inc.	1,224,433
62,560	Realty Income Corp.	2,797,683
23,441	Redwood Trust, Inc.	454,052
26,087	Regency Centers Corp.	1,490,611
52,797	Retail Properties of America, Inc., Class A	835,249
36,840	RLJ Lodging Trust	1,098,200
14,351	Ryman Hospitality Properties, Inc.	713,962
57,555	Senior Housing Properties Trust	1,342,758
87,766	Simon Property Group, Inc.	14,922,853
26,963	SL Green Realty Corp.	2,948,404
9,306	Sovran Self Storage, Inc.	719,075
106,096	Spirit Realty Capital, Inc.	1,252,994
62,544	Starwood Property Trust, Inc.	1,491,674
11,050	Starwood Waypoint Residential Trust*	305,875
56,884	Sunstone Hotel Investors, Inc.	828,800
27,078	Tanger Factory Outlet Centers, Inc.	945,293
17,872	Taubman Centers, Inc.	1,361,310
103,415	Two Harbors Investment Corp.	1,108,609
71,034	UDR, Inc.	2,125,337
83,156	Ventas, Inc.	5,470,002
49,240	Vornado Realty Trust	5,213,039
43,882	Washington Prime Group, Inc.	856,577
18,823	Washington Real Estate Investment Trust	522,903
31,752	Weingarten Realty Investors	1,086,553
148,734	Weyerhaeuser Co.	5,049,519
16,560	WP Carey, Inc.	1,130,717
		195,820,516
	Real Estate Management & Development — 3.0%

12,114	Alexander & Baldwin, Inc.	495,463
78,795	CBRE Group, Inc., Class A*	2,504,105
44,613	Forest City Enterprises, Inc., Class A*	927,950
8,845	Howard Hughes Corp. (The)*	1,400,783
12,591	Jones Lang LaSalle, Inc.	1,682,284
41,281	Realogy Holdings Corp.*	1,683,026
26,075	St. Joe Co. (The)*	564,784
		9,258,395
	Total Common Stocks (Cost $180,054,916)	205,078,911

Principal Amount
	U.S. Government & Agency Security (a) — 1.1%
	Federal Home Loan Bank
$3,334,298	0.00%, due 09/02/14	3,334,298
	Total U.S. Government & Agency Security (Cost $3,334,298)	3,334,298

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 1.4%
$4,218,341	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $4,218,362	$4,218,341
	Total Repurchase Agreements (Cost $4,218,341)	4,218,341

	Total Investment Securities (Cost $187,607,555) — 69.6%	212,631,550
	Other assets less liabilities — 30.4%	92,913,594
	Net Assets — 100.0%	$305,545,144

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $135,226,615.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,802,062
Aggregate gross unrealized depreciation	(1,318,943)
Net unrealized appreciation	$25,483,119
Federal income tax cost of investments	$187,148,431

Swap Agreements

Ultra Real Estate had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$7,020,161	11/06/15	Bank of America, N.A.	0.61%	Dow Jones U.S. Real EstateSM Index	$5,135,261
22,280,594	11/06/15	Bank of America, N.A.	0.15%	iShares® U.S. Real Estate ETF	1,803,933
5,267,967	03/06/15	Citibank, N.A.	0.82%	Dow Jones U.S. Real EstateSM Index	863,058
31,713,241	11/06/14	Credit Suisse International	0.46%	Dow Jones U.S. Real EstateSM Index	16,659,052
7,821,730	11/06/15	Deutsche Bank AG	0.02%	iShares® U.S. Real Estate ETF	1,810,783
18,119,983	11/06/15	Deutsche Bank AG	0.22%	Dow Jones U.S. Real EstateSM Index	16,415,745
35,677,294	11/06/14	Goldman Sachs International	0.15%	iShares® U.S. Real Estate ETF	7,005,194
194,768,800	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Real EstateSM Index	1,519,177
14,747,549	11/06/15	Morgan Stanley & Co. International PLC	0.41%	Dow Jones U.S. Real EstateSM Index	2,525,408
45,925,011	11/06/14	Morgan Stanley & Co. International PLC	(0.34)%	iShares® U.S. Real Estate ETF	21,367,891
7,750,138	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Real EstateSM Index	3,708,597
14,977,106	01/06/15	UBS AG	0.36%	Dow Jones U.S. Real EstateSM Index	6,387,179
$406,069,574					$85,201,278

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 95.7%
	Banks — 90.9%

8,999	Associated Banc-Corp	$163,602
9,236	BancorpSouth, Inc.	195,526
2,084	Bank of Hawaii Corp.	120,976
1,421	BOK Financial Corp.	95,747
11,652	Boston Private Financial Holdings, Inc.	141,455
6,536	Cathay General Bancorp	170,197
2,605	City Holding Co.	111,286
1,895	City National Corp./CA	143,793
7,294	Columbia Banking System, Inc.	189,717
3,600	Community Bank System, Inc.	127,224
10,041	CVB Financial Corp.	156,037
4,310	East West Bancorp, Inc.	150,160
12,931	First Commonwealth Financial Corp.	114,569
7,152	First Financial Bancorp	118,795
5,636	First Financial Bankshares, Inc.	165,642
13,973	First Horizon National Corp.	169,912
10,373	First Midwest Bancorp, Inc./IL	174,785
5,210	First Republic Bank/CA	254,769
9,805	FirstMerit Corp.	168,989
14,967	FNB Corp./PA	184,992
9,094	Fulton Financial Corp.	104,899
6,015	Glacier Bancorp, Inc.	163,728
3,031	Hancock Holding Co.	100,750
1,326	Iberiabank Corp.	86,521
6,672	MB Financial, Inc.	188,751
12,267	National Penn Bancshares, Inc.	122,670
11,873	Old National Bancorp/IN	155,418
5,494	PacWest Bancorp	230,418
1,231	Park National Corp.	95,821
4,310	Pinnacle Financial Partners, Inc.	154,557
5,779	PrivateBancorp, Inc.	170,538
3,079	Prosperity Bancshares, Inc.	185,972
3,979	S&T Bancorp, Inc.	99,236
1,847	Signature Bank/NY*	218,796
18,993	Susquehanna Bancshares, Inc.	196,008
2,700	SVB Financial Group*	300,564
7,484	Synovus Financial Corp.	180,739
6,394	TCF Financial Corp.	101,025
4,310	Texas Capital Bancshares, Inc.*	232,654
4,452	Trustmark Corp.	105,668
1,847	UMB Financial Corp.	106,664
15,417	Umpqua Holdings Corp.	269,335
5,447	United Bankshares, Inc./WV	179,479
10,136	Valley National Bancorp	101,360
7,010	Webster Financial Corp.	206,795
1,942	Westamerica Bancorp.	93,935
4,642	Wintrust Financial Corp.	216,178
		7,486,652
	Thrifts & Mortgage Finance — 4.8%

12,741	Brookline Bancorp, Inc.	116,580
8,131	Provident Financial Services, Inc.	138,308
6,584	Washington Federal, Inc.	143,202
		398,090
	Total Common Stocks (Cost $8,349,294)	7,884,742

Principal Amount
	U.S. Government & Agency Security (a) — 1.1%
	Federal Home Loan Bank
$88,636	0.00%, due 09/02/14	88,636
	Total U.S. Government & Agency Security (Cost $88,636)	88,636

	Repurchase Agreements (a)(b) — 7.6%
624,309	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $624,312	624,309
	Total Repurchase Agreements (Cost $624,309)	624,309

	Total Investment Securities (Cost $9,062,239) — 104.4%	8,597,687
	Liabilities in excess of other assets — (4.4%)	(360,603)
	Net Assets — 100.0%	$8,237,084

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,059,039.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,071
Aggregate gross unrealized depreciation	(550,655)
Net unrealized depreciation	$(491,584)
Federal income tax cost of investments	$9,089,271

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$57,774	11/06/15	Bank of America, N.A.	(0.19)%	PowerShares KBW Regional Banking Portfolio	$(1,704)
3,996,027	11/06/15	Bank of America, N.A.	0.16%	KBW Regional Banking IndexSM	(144,958)
798,399	01/06/16	Deutsche Bank AG	0.12%	KBW Regional Banking IndexSM	(60,397)
1,743,316	01/06/16	Morgan Stanley & Co. International PLC	0.16%	KBW Regional Banking IndexSM	(70,242)
1,376,183	11/06/15	Societe Generale	0.56%	KBW Regional Banking IndexSM	(67,652)
617,502	11/06/14	UBS AG	0.51%	KBW Regional Banking IndexSM	(25,402)
$8,589,201					$(370,355)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 84.5%
	Communications Equipment — 0.3%

3,006	InterDigital, Inc.	$133,376

	Semiconductors & Semiconductor Equipment — 84.2%

48,127	Advanced Micro Devices, Inc.*	200,690
23,275	Altera Corp.	822,538
23,341	Analog Devices, Inc.	1,193,192
90,454	Applied Materials, Inc.	2,089,940
31,277	Atmel Corp.*	277,114
18,703	Avago Technologies Ltd.	1,535,329
41,293	Broadcom Corp., Class A	1,626,118
3,926	Cavium, Inc.*	220,563
4,611	Cirrus Logic, Inc.*	111,494
9,060	Cree, Inc.*	412,774
10,781	Cypress Semiconductor Corp.*	119,130
9,282	Fairchild Semiconductor International, Inc.*	162,899
10,094	Integrated Device Technology, Inc.*	166,046
369,869	Intel Corp.	12,915,826
5,295	International Rectifier Corp.*	208,623
12,321	KLA-Tencor Corp.	941,571
12,046	Lam Research Corp.	866,228
17,576	Linear Technology Corp.	792,853
31,319	Marvell Technology Group Ltd.	435,647
21,006	Maxim Integrated Products, Inc.	648,875
14,882	Microchip Technology, Inc.	726,688
79,530	Micron Technology, Inc.*	2,592,678
7,056	Microsemi Corp.*	187,972
41,457	NVIDIA Corp.	806,339
32,766	ON Semiconductor Corp.*	319,796
14,481	PMC-Sierra, Inc.*	106,870
21,261	RF Micro Devices, Inc.*	265,125
4,999	Semtech Corp.*	130,249
2,970	Silicon Laboratories, Inc.*	134,630
14,087	Skyworks Solutions, Inc.	798,169
18,286	SunEdison, Inc.*	402,841
2,676	Synaptics, Inc.*	219,700
15,208	Teradyne, Inc.	313,133
80,196	Texas Instruments, Inc.	3,863,843
19,972	Xilinx, Inc.	843,817
		37,459,300
	Total Common Stocks (Cost $31,247,334)	37,592,676

Principal Amount
	U.S. Government & Agency Security (a) — 5.9%
	Federal Home Loan Bank
$2,636,750	0.00%, due 09/02/14	2,636,750
	Total U.S. Government & Agency Security (Cost $2,636,750)	2,636,750

	Repurchase Agreements (a)(b) — 3.0%
1,344,056	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,344,062	1,344,056
	Total Repurchase Agreements (Cost $1,344,056)	1,344,056

	Total Investment Securities (Cost $35,228,140) — 93.4%	41,573,482
	Other assets less liabilities — 6.6%	2,926,831
	Net Assets — 100.0%	$44,500,313

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $2,557,706.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,182,530
Aggregate gross unrealized depreciation	(117,217)
Net unrealized appreciation	$6,065,313
Federal income tax cost of investments	$35,508,169

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$14,502,778	11/06/15	Bank of America, N.A.	0.56%	Dow Jones U.S. SemiconductorsSM Index	$1,062,246
399,219	11/06/14	Credit Suisse International	0.46%	Dow Jones U.S. SemiconductorsSM Index	154,671
1,553,082	11/06/15	Deutsche Bank AG	0.42%	Dow Jones U.S. SemiconductorsSM Index	210,010
27,711,995	01/06/16	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. SemiconductorsSM Index	1,116,379
6,494,969	11/06/15	Societe Generale	0.56%	Dow Jones U.S. SemiconductorsSM Index	2,046,282
700,152	01/06/15	UBS AG	0.51%	Dow Jones U.S. SemiconductorsSM Index	168,486
$51,362,195					$4,758,074

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 63.4%
	Commercial Services & Supplies — 0.1%

6,779	Pitney Bowes, Inc.	$183,440

	Communications Equipment — 6.4%

1,886	ADTRAN, Inc.	43,529
3,993	ARRIS Group, Inc.*	122,226
3,575	Aruba Networks, Inc.*	76,326
14,571	Brocade Communications Systems, Inc.	153,724
3,514	Ciena Corp.*	72,705
171,430	Cisco Systems, Inc.	4,284,036
2,534	F5 Networks, Inc.*	314,698
3,239	Finisar Corp.*	65,784
3,562	Harris Corp.	254,291
1,353	InterDigital, Inc.	60,033
7,856	JDS Uniphase Corp.*	90,737
15,853	Juniper Networks, Inc.	367,631
7,571	Motorola Solutions, Inc.	449,717
1,561	Palo Alto Networks, Inc.*	132,669
1,422	Plantronics, Inc.	67,872
4,623	Polycom, Inc.*	61,255
56,482	QUALCOMM, Inc.	4,298,280
5,374	Riverbed Technology, Inc.*	101,246
1,428	ViaSat, Inc.*	81,310
		11,098,069
	Electronic Equipment, Instruments & Components — 0.7%

43,789	Corning, Inc.	913,438
5,195	Ingram Micro, Inc., Class A*	149,772
1,278	Tech Data Corp.*	86,265
		1,149,475
	Health Care Technology — 0.5%

5,345	Allscripts Healthcare Solutions, Inc.*	78,972
1,269	athenahealth, Inc.*	183,294
9,884	Cerner Corp.*	569,912
1,699	Medidata Solutions, Inc.*	79,072
		911,250
	Household Durables — 0.1%

4,106	Garmin Ltd.	223,079

	Internet Software & Services — 10.4%

5,956	Akamai Technologies, Inc.*	359,861
2,673	AOL, Inc.*	115,527
1,780	Equinix, Inc.*	388,503
57,540	Facebook, Inc., Class A*	4,305,143
9,478	Google, Inc., Class A*	5,519,608
9,478	Google, Inc., Class C*	5,417,625
2,564	IAC/InterActiveCorp	178,429
1,494	j2 Global, Inc.	79,854
5,777	Pandora Media, Inc.*	156,210
3,898	Rackspace Hosting, Inc.*	134,871
2,567	Twitter, Inc.*	127,708
4,134	VeriSign, Inc.*	235,948
31,335	Yahoo!, Inc.*	1,206,711
		18,225,998
	IT Services — 4.9%

5,352	Amdocs Ltd.	252,079
786	CACI International, Inc., Class A*	56,686
20,359	Cognizant Technology Solutions Corp., Class A*	931,017
4,846	Computer Sciences Corp.	289,743
1,169	DST Systems, Inc.	108,495
3,019	Gartner, Inc.*	225,187
31,841	International Business Machines Corp.	6,123,024
2,125	Leidos Holdings, Inc.	80,006
1,365	Science Applications International Corp.	62,954
5,278	Teradata Corp.*	241,046
4,743	Vantiv, Inc., Class A*	148,361
3,741	VeriFone Systems, Inc.*	130,636
		8,649,234
	Semiconductors & Semiconductor Equipment — 9.7%

21,674	Advanced Micro Devices, Inc.*	90,381
10,485	Altera Corp.	370,540
10,514	Analog Devices, Inc.	537,476
40,738	Applied Materials, Inc.	941,251
14,087	Atmel Corp.*	124,811
8,425	Avago Technologies Ltd.	691,608
18,598	Broadcom Corp., Class A	732,389
1,768	Cavium, Inc.*	99,326
2,076	Cirrus Logic, Inc.*	50,198
4,078	Cree, Inc.*	185,794
4,858	Cypress Semiconductor Corp.*	53,681
4,182	Fairchild Semiconductor International, Inc.*	73,394
4,544	Integrated Device Technology, Inc.*	74,749
166,587	Intel Corp.	5,817,218
2,383	International Rectifier Corp.*	93,890
5,552	KLA-Tencor Corp.	424,284
5,423	Lam Research Corp.	389,968
7,918	Linear Technology Corp.	357,181
14,104	Marvell Technology Group Ltd.	196,187
9,459	Maxim Integrated Products, Inc.	292,188
6,703	Microchip Technology, Inc.	327,307
35,820	Micron Technology, Inc.*	1,167,732
3,179	Microsemi Corp.*	84,688
18,673	NVIDIA Corp.	363,190
14,756	ON Semiconductor Corp.*	144,019
6,520	PMC-Sierra, Inc.*	48,118
9,575	RF Micro Devices, Inc.*	119,400
2,250	Semtech Corp.*	58,624
1,339	Silicon Laboratories, Inc.*	60,697
6,347	Skyworks Solutions, Inc.	359,621
8,237	SunEdison, Inc.*	181,461
1,203	Synaptics, Inc.*	98,766
6,849	Teradyne, Inc.	141,021
36,120	Texas Instruments, Inc.	1,740,262
8,993	Xilinx, Inc.	379,954
		16,871,374
	Software — 14.4%

3,808	ACI Worldwide, Inc.*	74,142
15,488	Adobe Systems, Inc.*	1,113,587
3,100	ANSYS, Inc.*	252,030
3,081	Aspen Technology, Inc.*	126,598
7,627	Autodesk, Inc.*	409,112
10,671	CA, Inc.	301,349
9,687	Cadence Design Systems, Inc.*	170,879
5,484	Citrix Systems, Inc.*	385,306
1,482	CommVault Systems, Inc.*	81,717
7,350	Compuware Corp.	68,723
1,597	Concur Technologies, Inc.*	160,307
1,076	Fair Isaac Corp.	62,591
4,585	Fortinet, Inc.*	118,339

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,273	Guidewire Software, Inc.*	$103,535
3,675	Informatica Corp.*	125,152
9,502	Intuit, Inc.	790,376
3,242	Mentor Graphics Corp.	70,708
2,504	MICROS Systems, Inc.*	170,197
251,549	Microsoft Corp.	11,427,871
1,038	NetSuite, Inc.*	90,970
8,808	Nuance Communications, Inc.*	149,824
114,894	Oracle Corp.	4,771,548
1,720	Progress Software Corp.*	39,835
3,968	PTC, Inc.*	153,522
3,000	Qlik Technologies, Inc.*	84,690
6,334	Red Hat, Inc.*	385,867
3,172	Rovi Corp.*	73,368
18,901	salesforce.com, inc.*	1,116,860
3,520	ServiceNow, Inc.*	215,178
2,196	SolarWinds, Inc.*	93,967
2,300	Solera Holdings, Inc.	140,208
3,049	Splunk, Inc.*	164,494
2,108	SS&C Technologies Holdings, Inc.*	95,408
23,146	Symantec Corp.	561,985
5,176	Synopsys, Inc.*	211,698
5,118	TIBCO Software, Inc.*	106,659
972	Tyler Technologies, Inc.*	86,566
947	Ultimate Software Group, Inc. (The)*	139,200
2,883	VMware, Inc., Class A*	284,206
1,109	Workday, Inc., Class A*	100,997
		25,079,569
	Technology Hardware, Storage & Peripherals — 16.2%

3,420	3D Systems Corp.*	183,004
201,778	Apple, Inc.	20,682,245
2,162	Diebold, Inc.	82,091
1,557	Electronics For Imaging, Inc.*	68,570
68,510	EMC Corp.	2,023,101
62,625	Hewlett-Packard Co.	2,379,750
2,086	Lexmark International, Inc., Class A	105,468
5,620	NCR Corp.*	191,979
11,085	NetApp, Inc.	467,344
7,569	SanDisk Corp.	741,459
10,926	Seagate Technology PLC	683,749
7,000	Western Digital Corp.	721,070
		28,329,830
	Total Common Stocks (Cost $104,845,213)	110,721,318

Principal Amount
	U.S. Government & Agency Security (a) — 7.5%
	Federal Home Loan Bank
$13,065,038	0.00%, due 09/02/14	13,065,038
	Total U.S. Government & Agency Security (Cost $13,065,038)	13,065,038

	Repurchase Agreements (a)(b) — 4.2%
7,275,711	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $7,275,749	7,275,711
	Total Repurchase Agreements (Cost $7,275,711)	7,275,711

	Total Investment Securities (Cost $125,185,962) — 75.1%	131,062,067
	Other assets less liabilities — 24.9%	43,440,685
	Net Assets — 100.0%	$174,502,752

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $41,960,170.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,598,734
Aggregate gross unrealized depreciation	(785,798)
Net unrealized appreciation	$5,812,936
Federal income tax cost of investments	$125,249,131

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$56,426,937	11/06/15	Bank of America, N.A.	0.10%	iShares® U.S. Technology ETF	$5,734,303
114,324,150	11/06/15	Bank of America, N.A.	0.56%	Dow Jones U.S. TechnologySM Index	2,519,361
9,628,558	03/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. TechnologySM Index	4,669,018
8,941,420	11/06/14	Credit Suisse International	0.46%	Dow Jones U.S. TechnologySM Index	7,700,387
7,680,880	01/06/16	Deutsche Bank AG	0.32%	Dow Jones U.S. TechnologySM Index	7,060,220
8,064,037	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. TechnologySM Index	3,416,624
8,374,411	11/06/14	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Technology ETF	2,490,078
8,564,709	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. TechnologySM Index	1,470,975
14,301,242	11/06/15	Societe Generale	0.56%	Dow Jones U.S. TechnologySM Index	5,571,354
1,621,183	01/06/15	UBS AG	0.46%	Dow Jones U.S. TechnologySM Index	820,385
$237,927,527					$41,452,705

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 79.4%
	Communications Equipment — 2.2%

11,359	Ruckus Wireless, Inc.*	$158,004

	Diversified Telecommunication Services — 57.7%

17,512	8x8, Inc.*	136,068
21,020	AT&T, Inc.	734,860
2,197	Atlantic Tele-Network, Inc.	128,832
10,287	CenturyLink, Inc.	421,664
36,068	Cincinnati Bell, Inc.*	132,370
6,615	Consolidated Communications Holdings, Inc.	161,274
45,099	Frontier Communications Corp.	306,673
9,760	General Communication, Inc., Class A*	109,702
35,674	Globalstar, Inc.*	141,983
15,681	Iridium Communications, Inc.*	147,401
6,367	Level 3 Communications, Inc.*	286,260
7,122	tw telecom, inc.*	292,251
15,400	Verizon Communications, Inc.	767,228
35,700	Vonage Holdings Corp.*	123,165
26,172	Windstream Holdings, Inc.	295,744
		4,185,475
	Wireless Telecommunication Services — 19.5%

7,067	NTELOS Holdings Corp.	93,214
3,222	SBA Communications Corp., Class A*	355,354
4,465	Shenandoah Telecommunications Co.	123,323
6,653	Spok Holdings, Inc.	98,465
31,306	Sprint Corp.*	175,627
7,600	Telephone & Data Systems, Inc.	200,184
8,554	T-Mobile US, Inc.*	257,304
2,986	United States Cellular Corp.*	112,632
		1,416,103
	Total Common Stocks (Cost $5,151,630)	5,759,582

No. of Rights
	Rights — 0.2%
6,893	Leap Wireless International, Inc.*^	17,370
	Total Rights (Cost $—)	17,370

Principal Amount
	U.S. Government & Agency Security (a) — 0.6%
	Federal Home Loan Bank
$40,588	0.00%, due 09/02/14	40,588
	Total U.S. Government & Agency Security (Cost $40,588)	40,588

	Repurchase Agreements (a)(b) — 0.4%
26,568	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $26,568	26,568
	Total Repurchase Agreements (Cost $26,568)	26,568

	Total Investment Securities (Cost $5,218,786) — 80.6%	5,844,108
	Other assets less liabilities — 19.4%	1,403,886
	Net Assets — 100.0%	$7,247,994

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2014, the value of these securities amounted to $17,370 or 0.24% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $2,530,395.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$714,307
Aggregate gross unrealized depreciation	(105,464)
Net unrealized appreciation	$608,843
Federal income tax cost of investments	$5,235,265

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$701,804	11/06/15	Bank of America, N.A.	0.31%	Dow Jones U.S. Select TelecommunicationsSM Index	$254,141
890,686	11/06/15	Bank of America, N.A.	(0.15)%	iShares® U.S. Telecommunications ETF	17,471
3,966,299	01/06/15	Citibank, N.A.	0.42%	Dow Jones U.S. Select TelecommunicationsSM Index	135,463
503,168	11/06/14	Credit Suisse International	0.46%	Dow Jones U.S. Select TelecommunicationsSM Index	309,982
176,472	11/06/15	Deutsche Bank AG	0.02%	iShares® U.S. Telecommunications ETF	82,322
218,335	11/06/15	Deutsche Bank AG	0.32%	Dow Jones U.S. Select TelecommunicationsSM Index	24,236
214,769	11/06/14	Goldman Sachs International	0.62%	Dow Jones U.S. Select TelecommunicationsSM Index	18,938
339,694	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. Select TelecommunicationsSM Index	19,639
545,251	11/06/14	Morgan Stanley & Co. International PLC	0.01%	iShares® U.S. Telecommunications ETF	352,567
873,029	11/06/15	Societe Generale	0.56%	Dow Jones U.S. Select TelecommunicationsSM Index	29,743
287,556	01/06/15	UBS AG	0.36%	Dow Jones U.S. Select TelecommunicationsSM Index	27,995
$8,717,063					$1,272,497

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.0%
	Electric Utilities — 44.4%

1,363	ALLETE, Inc.	$66,337
17,266	American Electric Power Co., Inc.	927,184
2,135	Cleco Corp.	120,457
25,019	Duke Energy Corp.	1,851,156
11,525	Edison International	681,588
1,432	El Paso Electric Co.	56,335
6,346	Entergy Corp.	491,244
30,377	Exelon Corp.	1,015,199
14,854	FirstEnergy Corp.	508,601
5,439	Great Plains Energy, Inc.	139,619
3,590	Hawaiian Electric Industries, Inc.	91,150
1,779	IDACORP, Inc.	100,905
5,576	ITC Holdings Corp.	208,263
15,428	NextEra Energy, Inc.	1,518,887
11,178	Northeast Utilities	512,958
8,880	Pepco Holdings, Inc.	244,733
3,904	Pinnacle West Capital Corp.	222,333
2,818	PNM Resources, Inc.	73,860
2,766	Portland General Electric Co.	95,344
23,503	PPL Corp.	813,909
31,512	Southern Co. (The)	1,399,133
1,999	UIL Holdings Corp.	74,463
4,560	Westar Energy, Inc.	168,401
17,757	Xcel Energy, Inc.	569,112
		11,951,171
	Gas Utilities — 5.6%

4,219	AGL Resources, Inc.	224,915
3,545	Atmos Energy Corp.	179,235
2,972	National Fuel Gas Co.	227,180
1,491	New Jersey Resources Corp.	77,875
960	Northwest Natural Gas Co.	43,642
1,838	ONE Gas, Inc.	68,796
2,765	Piedmont Natural Gas Co., Inc.	103,411
6,196	Questar Corp.	145,668
1,167	South Jersey Industries, Inc.	67,628
1,645	Southwest Gas Corp.	85,885
4,071	UGI Corp.	215,681
1,836	WGL Holdings, Inc.	79,848
		1,519,764
	Independent Power and Renewable Electricity Producers — 4.2%

23,350	AES Corp. (The)	354,453
11,982	Calpine Corp.*	284,812
3,476	Dynegy, Inc.*	113,596
11,930	NRG Energy, Inc.	367,205
		1,120,066
	Multi-Utilities — 29.0%

3,924	Alliant Energy Corp.	229,515
8,584	Ameren Corp.	343,274
2,097	Avista Corp.	68,069
1,579	Black Hills Corp.	84,840
15,202	CenterPoint Energy, Inc.	377,618
9,533	CMS Energy Corp.	291,138
10,361	Consolidated Edison, Inc.	599,798
20,575	Dominion Resources, Inc.	1,444,776
6,262	DTE Energy Co.	490,001
2,829	Integrys Energy Group, Inc.	192,061
11,139	NiSource, Inc.	441,884
1,384	NorthWestern Corp.	66,819
16,441	PG&E Corp.	764,178
17,897	Public Service Enterprise Group, Inc.	669,169
5,009	SCANA Corp.	260,167
8,065	Sempra Energy	854,648
8,253	TECO Energy, Inc.	149,379
2,918	Vectren Corp.	120,309
7,978	Wisconsin Energy Corp.	361,643
		7,809,286
	Water Utilities — 1.8%

6,333	American Water Works Co., Inc.	320,513
6,264	Aqua America, Inc.	156,663
		477,176
	Total Common Stocks (Cost $22,064,928)	22,877,463

Principal Amount
	U.S. Government & Agency Security (a) — 0.6%
	Federal Home Loan Bank
$149,828	0.00%, due 09/02/14	149,828
	Total U.S. Government & Agency Security (Cost $149,828)	149,828

	Repurchase Agreements (a)(b) — 3.1%
827,049	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $827,053	827,049
	Total Repurchase Agreements (Cost $827,049)	827,049

	Total Investment Securities (Cost $23,041,805) — 88.7%	23,854,340
	Other assets less liabilities — 11.3%	3,050,471
	Net Assets — 100.0%	$26,904,811

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $5,811,240.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$998,702
Aggregate gross unrealized depreciation	(189,698)
Net unrealized appreciation	$809,004
Federal income tax cost of investments	$23,045,336

Swap Agreements

Ultra Utilities had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$2,411,249	11/06/15	Bank of America, N.A.	0.46%	Dow Jones U.S. UtilitiesSM Index	$532,411
4,137,813	11/06/15	Bank of America, N.A.	0.00%	iShares® U.S. Utilities ETF	424,109
1,455,636	11/06/14	Credit Suisse International	0.46%	Dow Jones U.S. UtilitiesSM Index	263,547
4,048,360	11/06/15	Deutsche Bank AG	0.22%	Dow Jones U.S. UtilitiesSM Index	815,523
632,714	11/06/14	Morgan Stanley & Co. International PLC	0.01%	iShares® U.S. Utilities ETF	106,208
1,340,521	11/06/15	Morgan Stanley & Co. International PLC	0.46%	Dow Jones U.S. UtilitiesSM Index	154,503
601,154	11/06/15	Societe Generale	0.56%	Dow Jones U.S. UtilitiesSM Index	479,165
16,270,197	01/06/15	UBS AG	0.46%	Dow Jones U.S. UtilitiesSM Index	138,993
$30,897,644					$2,914,459

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Financials

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 63.9%
	Banks — 19.9%

300	Associated Banc-Corp	$5,454
158	BancorpSouth, Inc.	3,345
19,745	Bank of America Corp.	317,697
83	Bank of Hawaii Corp.	4,818
1,350	BB&T Corp.	50,395
39	BOK Financial Corp.	2,628
140	Cathay General Bancorp	3,646
348	CIT Group, Inc.	16,690
5,704	Citigroup, Inc.	294,612
90	City National Corp./CA	6,829
341	Comerica, Inc.	17,166
152	Commerce Bancshares, Inc./MO	7,012
99	Cullen/Frost Bankers, Inc.	7,781
270	East West Bancorp, Inc.	9,407
1,597	Fifth Third Bancorp	32,587
114	First Financial Bankshares, Inc.	3,350
444	First Horizon National Corp.	5,399
664	First Niagara Financial Group, Inc.	5,777
233	First Republic Bank/CA	11,394
310	FirstMerit Corp.	5,343
312	FNB Corp./PA	3,856
355	Fulton Financial Corp.	4,095
140	Glacier Bancorp, Inc.	3,811
154	Hancock Holding Co.	5,119
1,555	Huntington Bancshares, Inc./OH	15,309
60	Iberiabank Corp.	3,915
107	International Bancshares Corp.	2,821
7,106	JPMorgan Chase & Co.	422,452
1,658	KeyCorp	22,565
247	M&T Bank Corp.	30,537
120	MB Financial, Inc.	3,395
209	National Penn Bancshares, Inc.	2,090
196	Old National Bancorp/IN	2,566
1,003	PNC Financial Services Group, Inc. (The)	85,004
195	Popular, Inc.*	6,037
126	PrivateBancorp, Inc.	3,718
112	Prosperity Bancshares, Inc.	6,765
2,590	Regions Financial Corp.	26,288
94	Signature Bank/NY*	11,135
1,000	SunTrust Banks, Inc.	38,080
352	Susquehanna Bancshares, Inc.	3,633
93	SVB Financial Group*	10,353
261	Synovus Financial Corp.	6,303
313	TCF Financial Corp.	4,945
81	Texas Capital Bancshares, Inc.*	4,372
127	Trustmark Corp.	3,014
3,408	U.S. Bancorp/MN	144,090
71	UMB Financial Corp.	4,100
350	Umpqua Holdings Corp.	6,115
118	United Bankshares, Inc./WV	3,888
377	Valley National Bancorp	3,770
170	Webster Financial Corp.	5,015
9,000	Wells Fargo & Co.	462,960
49	Westamerica Bancorp.	2,370
87	Wintrust Financial Corp.	4,052
381	Zions Bancorp.	11,102
		2,190,970
	Capital Markets — 7.5%

104	Affiliated Managers Group, Inc.*	21,960
356	Ameriprise Financial, Inc.	44,771
2,141	Bank of New York Mellon Corp. (The)	83,884
234	BlackRock, Inc.	77,344
2,198	Charles Schwab Corp. (The)	62,665
542	E*TRADE Financial Corp.*	12,065
227	Eaton Vance Corp.	8,889
177	Federated Investors, Inc., Class B	5,432
97	Financial Engines, Inc.	3,479
755	Franklin Resources, Inc.	42,673
781	Goldman Sachs Group, Inc. (The)	139,885
50	Greenhill & Co., Inc.	2,451
812	Invesco Ltd.	33,162
282	Janus Capital Group, Inc.	3,426
193	Legg Mason, Inc.	9,519
143	LPL Financial Holdings, Inc.	6,963
2,628	Morgan Stanley	90,167
417	Northern Trust Corp.	28,919
233	Raymond James Financial, Inc.	12,731
267	SEI Investments Co.	10,118
809	State Street Corp.	58,272
114	Stifel Financial Corp.*	5,458
494	T. Rowe Price Group, Inc.	40,012
446	TD Ameritrade Holding Corp.	14,767
160	Waddell & Reed Financial, Inc., Class A	8,720
		827,732
	Consumer Finance — 3.0%

181	Ally Financial, Inc.*	4,453
1,710	American Express Co.	153,131
1,073	Capital One Financial Corp.	88,050
52	Cash America International, Inc.	2,321
875	Discover Financial Services	54,574
794	Navient Corp.	14,244
94	Portfolio Recovery Associates, Inc.*	5,342
144	Santander Consumer USA Holdings, Inc.	2,681
794	SLM Corp.	7,035
		331,831
	Diversified Financial Services — 6.0%

3,381	Berkshire Hathaway, Inc., Class B*	464,042
162	CBOE Holdings, Inc.	8,590
593	CME Group, Inc.	45,394
216	Intercontinental Exchange, Inc.	40,824
511	McGraw Hill Financial, Inc.	41,457
353	Moody’s Corp.	33,030
219	MSCI, Inc.*	10,105
221	NASDAQ OMX Group, Inc. (The)	9,607
253	Voya Financial, Inc.	9,890
		662,939
	Insurance — 11.2%

634	ACE Ltd.	67,413
852	Aflac, Inc.	52,177
31	Alleghany Corp.*	13,365
186	Allied World Assurance Co. Holdings AG	6,880
815	Allstate Corp. (The)	50,114
135	American Financial Group, Inc./OH	8,096
2,717	American International Group, Inc.	152,315
557	Aon PLC	48,548
221	Arch Capital Group Ltd.*	12,283
49	Argo Group International Holdings Ltd.	2,579
295	Arthur J. Gallagher & Co.	13,933
123	Aspen Insurance Holdings Ltd.	5,230
135	Assurant, Inc.	9,011
337	Assured Guaranty Ltd.	8,139
188	Axis Capital Holdings Ltd.	9,065
224	Brown & Brown, Inc.	7,307
459	Chubb Corp. (The)	42,205
276	Cincinnati Financial Corp.	13,273

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
409	CNO Financial Group, Inc.	$7,301
84	Endurance Specialty Holdings Ltd.	4,878
47	Erie Indemnity Co., Class A	3,596
87	Everest Re Group Ltd.	14,254
200	First American Financial Corp.	5,670
520	FNF Group*	14,721
174	FNFV Group*	2,607
932	Genworth Financial, Inc., Class A*	13,225
83	Hanover Insurance Group, Inc. (The)	5,266
845	Hartford Financial Services Group, Inc. (The)	31,307
187	HCC Insurance Holdings, Inc.	9,376
95	Kemper Corp.	3,453
495	Lincoln National Corp.	27,245
573	Loews Corp.	25,063
26	Markel Corp.*	17,155
1,032	Marsh & McLennan Cos., Inc.	54,799
272	MBIA, Inc.*	2,837
68	Mercury General Corp.	3,484
2,114	MetLife, Inc.	115,720
75	Montpelier Re Holdings Ltd.	2,359
455	Old Republic International Corp.	6,984
83	PartnerRe Ltd.	9,270
51	Platinum Underwriters Holdings Ltd.	3,186
102	Primerica, Inc.	5,134
514	Principal Financial Group, Inc.	27,905
112	ProAssurance Corp.	5,174
1,023	Progressive Corp. (The)	25,595
148	Protective Life Corp.	10,271
868	Prudential Financial, Inc.	77,860
129	Reinsurance Group of America, Inc.	10,704
76	RenaissanceRe Holdings Ltd.	7,782
64	RLI Corp.	2,861
106	Selective Insurance Group, Inc.	2,541
82	StanCorp Financial Group, Inc.	5,373
247	Torchmark Corp.	13,474
653	Travelers Cos., Inc. (The)	61,846
483	Unum Group	17,518
170	Validus Holdings Ltd.	6,649
194	W. R. Berkley Corp.	9,380
11	White Mountains Insurance Group Ltd.	6,977
336	Willis Group Holdings PLC	14,102
510	XL Group PLC	17,432
		1,234,267
	IT Services — 3.3%

1,887	MasterCard, Inc., Class A	143,053
944	Visa, Inc., Class A	200,619
1,012	Western Union Co. (The)	17,680
		361,352
	Real Estate Investment Trusts — 11.9%

135	Alexandria Real Estate Equities, Inc.	10,673
197	American Campus Communities, Inc.	7,783
663	American Capital Agency Corp.	15,680
1,693	American Realty Capital Properties, Inc.	22,280
744	American Tower Corp.	73,358
1,779	Annaly Capital Management, Inc.	21,170
274	Apartment Investment & Management Co., Class A	9,390
670	ARMOUR Residential REIT, Inc.	2,834
229	AvalonBay Communities, Inc.	35,289
362	BioMed Realty Trust, Inc.	8,127
287	Boston Properties, Inc.	34,848
329	Brandywine Realty Trust	5,271
160	Camden Property Trust	11,974
319	CBL & Associates Properties, Inc.	6,061
1,929	Chimera Investment Corp.	6,385
235	Columbia Property Trust, Inc.	6,032
164	Corporate Office Properties Trust	4,654
218	Corrections Corp. of America	7,770
627	Crown Castle International Corp.	49,853
252	CubeSmart	4,687
304	CYS Investments, Inc.	2,867
615	DCT Industrial Trust, Inc.	4,889
546	DDR Corp.	9,948
367	DiamondRock Hospitality Co.	4,888
254	Digital Realty Trust, Inc.	16,574
246	Douglas Emmett, Inc.	7,028
618	Duke Realty Corp.	11,495
122	DuPont Fabros Technology, Inc.	3,436
58	EastGroup Properties, Inc.	3,761
101	EPR Properties	5,748
227	Equity Commonwealth*	6,102
148	Equity Lifestyle Properties, Inc.	6,762
630	Equity Residential	41,876
118	Essex Property Trust, Inc.	22,827
207	Extra Space Storage, Inc.	10,909
126	Federal Realty Investment Trust	15,722
164	Franklin Street Properties Corp.	1,993
168	Gaming and Leisure Properties, Inc.	5,594
979	General Growth Properties, Inc.	24,054
136	Geo Group, Inc. (The)	5,089
182	Hatteras Financial Corp.	3,622
860	HCP, Inc.	37,264
574	Health Care REIT, Inc.	38,791
180	Healthcare Realty Trust, Inc.	4,493
169	Highwoods Properties, Inc.	7,191
107	Home Properties, Inc.	6,872
281	Hospitality Properties Trust	8,270
1,421	Host Hotels & Resorts, Inc.	32,427
231	Invesco Mortgage Capital, Inc.	4,070
154	Kilroy Realty Corp.	9,741
771	Kimco Realty Corp.	18,111
195	LaSalle Hotel Properties	7,127
385	Lexington Realty Trust	4,189
277	Liberty Property Trust	9,811
264	Macerich Co. (The)	17,237
166	Mack-Cali Realty Corp.	3,509
324	Medical Properties Trust, Inc.	4,565
688	MFA Financial, Inc.	5,807
141	Mid-America Apartment Communities, Inc.	10,197
231	National Retail Properties, Inc.	8,579
237	Omega Healthcare Investors, Inc.	8,928
290	Piedmont Office Realty Trust, Inc., Class A	5,652
333	Plum Creek Timber Co., Inc.	13,530
102	Post Properties, Inc.	5,612
76	Potlatch Corp.	3,244
938	Prologis, Inc.	38,402
272	Public Storage	47,649
237	Rayonier, Inc.	8,122
416	Realty Income Corp.	18,604
156	Redwood Trust, Inc.	3,022
174	Regency Centers Corp.	9,942
351	Retail Properties of America, Inc., Class A	5,553
245	RLJ Lodging Trust	7,303
95	Ryman Hospitality Properties, Inc.	4,726
383	Senior Housing Properties Trust	8,935
583	Simon Property Group, Inc.	99,127
180	SL Green Realty Corp.	19,683
62	Sovran Self Storage, Inc.	4,791
705	Spirit Realty Capital, Inc.	8,326

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
415	Starwood Property Trust, Inc.	$9,898
74	Starwood Waypoint Residential Trust*	2,048
378	Sunstone Hotel Investors, Inc.	5,507
180	Tanger Factory Outlet Centers, Inc.	6,284
119	Taubman Centers, Inc.	9,064
688	Two Harbors Investment Corp.	7,375
472	UDR, Inc.	14,122
553	Ventas, Inc.	36,376
327	Vornado Realty Trust	34,619
292	Washington Prime Group, Inc.	5,700
125	Washington Real Estate Investment Trust	3,473
211	Weingarten Realty Investors	7,220
989	Weyerhaeuser Co.	33,577
110	WP Carey, Inc.	7,511
		1,301,479
	Real Estate Management & Development — 0.6%

81	Alexander & Baldwin, Inc.	3,313
31	Altisource Portfolio Solutions S.A.*	3,098
524	CBRE Group, Inc., Class A*	16,653
296	Forest City Enterprises, Inc., Class A*	6,157
58	Howard Hughes Corp. (The)*	9,185
83	Jones Lang LaSalle, Inc.	11,089
274	Realogy Holdings Corp.*	11,171
174	St. Joe Co. (The)*	3,769
		64,435
	Thrifts & Mortgage Finance — 0.5%

247	Capitol Federal Financial, Inc.	3,050
893	Hudson City Bancorp, Inc.	8,814
636	MGIC Investment Corp.*	5,362
832	New York Community Bancorp, Inc.	13,270
217	Ocwen Financial Corp.*	6,063
582	People’s United Financial, Inc.	8,701
354	Radian Group, Inc.	5,154
190	Washington Federal, Inc.	4,133
		54,547
	Total Common Stocks (Cost $7,138,063)	7,029,552

Principal Amount
	U.S. Government & Agency Security (a) — 4.8%
	Federal Home Loan Bank
$523,656	0.00%, due 09/02/14	523,656
	Total U.S. Government & Agency Security (Cost $523,656)	523,656

	Repurchase Agreements (a)(b) — 1.8%
201,242	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $201,243	201,242
	Total Repurchase Agreements (Cost $201,242)	201,242

	Total Investment Securities (Cost $7,862,961) — 70.5%	7,754,450
	Other assets less liabilities — 29.5%	3,246,940
	Net Assets — 100.0%	$11,001,390

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $1,448,903.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,231
Aggregate gross unrealized depreciation	(156,917)
Net unrealized depreciation	$(111,686)
Federal income tax cost of investments	$7,866,136

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Financials had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$96,522	01/06/16	Bank of America, N.A.	0.10%	iShares® U.S. Financials ETF	$8,560
595,739	01/06/16	Bank of America, N.A.	0.56%	Dow Jones U.S. FinancialsSM Index	624,257
257,520	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. FinancialsSM Index	275,046
772,429	01/06/15	Deutsche Bank AG	(0.08)%	iShares® U.S. Financials ETF	690,874
597,661	11/06/14	Goldman Sachs International	0.12%	Dow Jones U.S. FinancialsSM Index	18,494
934,385	11/06/14	Morgan Stanley & Co. International PLC	0.41%	iShares® U.S. Financials ETF	782,144
4,819,417	01/06/16	Morgan Stanley & Co. International PLC	0.56%	Dow Jones U.S. FinancialsSM Index	40,789
9,381,516	01/06/16	Societe Generale	0.66%	Dow Jones U.S. FinancialsSM Index	617,608
8,525,345	01/06/15	UBS AG	0.41%	Dow Jones U.S. FinancialsSM Index	168,559
$25,980,534					$3,226,331

(1)         Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 69.6%
	Federal Home Loan Bank
$23,813,617	0.00%, due 09/02/14	$23,813,617
	U.S. Treasury Bills
5,000,000	0.00%, due 09/04/14	4,999,991
2,000,000	0.00%, due 10/09/14	1,999,935
5,000,000	0.00%, due 11/06/14	4,999,820
	Total U.S. Government & Agency Securities (Cost $35,813,360)	35,813,363

	Repurchase Agreements (a)(b) — 49.8%
25,597,587	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $25,597,713	25,597,587
	Total Repurchase Agreements (Cost $25,597,587)	25,597,587

	Total Investment Securities (Cost $61,410,947) — 119.4%	61,410,950
	Liabilities in excess of other assets — (19.4%)	(9,967,753)
	Net Assets — 100.0%	$51,443,197

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $17,946,278.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3
Federal income tax cost of investments	$61,410,947

Swap Agreements(2)

Ultra MSCI EAFE had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$14,282,338	11/06/14	Citibank, N.A.	0.52%	iShares® MSCI EAFE ETF	$1,822,878
4,529,818	01/06/16	Credit Suisse International	(0.14)%	iShares® MSCI EAFE ETF	351,239
45,963,851	02/08/16	Deutsche Bank AG	0.32%	iShares® MSCI EAFE ETF	1,460,049
1,367,078	11/06/15	Goldman Sachs International	0.67%	iShares® MSCI EAFE ETF	471,180
435,637	12/08/14	Merrill Lynch International	0.31%	iShares® MSCI EAFE ETF	57,394
1,320,954	11/06/15	Morgan Stanley & Co. International PLC	0.31%	iShares® MSCI EAFE ETF	167,323
1,394,877	11/06/15	Societe Generale	0.56%	iShares® MSCI EAFE ETF	949,955
33,514,742	11/06/14	UBS AG	0.36%	iShares® MSCI EAFE ETF	333,261
$102,809,295					$5,613,279

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.2%
	Federal Home Loan Bank
$16,203,721	0.00%, due 09/02/14	$16,203,721
	U.S. Treasury Bills
5,000,000	0.00%, due 11/06/14	4,999,820
5,000,000	0.00%, due 11/20/14	4,999,905
7,000,000	0.00%, due 01/08/15	6,999,629
	Total U.S. Government & Agency Securities (Cost $33,202,347)	33,203,075

	Repurchase Agreements (a)(b) — 21.6%
12,289,584	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $12,289,645	12,289,584
	Total Repurchase Agreements (Cost $12,289,584)	12,289,584

	Total Investment Securities (Cost $45,491,931) — 79.8%	45,492,659
	Other assets less liabilities — 20.2%	11,485,694
	Net Assets — 100.0%	$56,978,353

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $13,087,052.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$728
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$728
Federal income tax cost of investments	$45,491,931

Swap Agreements(2)

Ultra MSCI Emerging Markets had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$6,349,982	11/06/15	Bank of America, N.A.	0.36%	iShares® MSCI Emerging Markets ETF	$476,615
17,372,056	11/06/14	Citibank, N.A.	0.52%	iShares® MSCI Emerging Markets ETF	1,286,212
22,778,520	11/06/15	Credit Suisse International	(0.09)%	iShares® MSCI Emerging Markets ETF	846,685
13,827,798	11/06/15	Deutsche Bank AG	(0.43)%	iShares® MSCI Emerging Markets ETF	3,469,826
14,173,192	12/08/14	Goldman Sachs International	0.17%	iShares® MSCI Emerging Markets ETF	1,365,402
9,000,826	11/06/14	Morgan Stanley & Co. International PLC	(0.09)%	iShares® MSCI Emerging Markets ETF	426,742
18,500,975	12/08/14	Societe Generale	0.56%	iShares® MSCI Emerging Markets ETF	3,042,355
12,211,915	02/06/15	UBS AG	0.26%	iShares® MSCI Emerging Markets ETF	(304,346)
$114,215,264					$10,609,491

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 101.2%
	Federal Home Loan Bank
$16,308,600	0.00%, due 09/02/14	$16,308,600
	U.S. Treasury Bills
1,150,000	0.00%, due 09/25/14	1,149,979
5,000,000	0.00%, due 12/04/14	4,999,870
1,112,000	0.00%, due 01/08/15	1,111,941
	Total U.S. Government & Agency Securities (Cost $23,569,955)	23,570,390

	Repurchase Agreements (a)(b) — 35.9%
8,361,696	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $8,361,740	8,361,696
	Total Repurchase Agreements (Cost $8,361,696)	8,361,696

	Total Investment Securities (Cost $31,931,651) — 137.1%	31,932,086
	Liabilities in excess of other assets — (37.1%)	(8,648,917)
	Net Assets — 100.0%	$23,283,169

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $9,258,106.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$435
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$435
Federal income tax cost of investments	$31,931,651

Swap Agreements(2)

Ultra FTSE Europe had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$5,027,998	11/06/14	Citibank, N.A.	0.32%	Vanguard® FTSE Europe ETF Shares	$248,732
808,702	11/06/15	Credit Suisse International	(0.34)%	Vanguard® FTSE Europe ETF Shares	90,355
3,060,158	11/06/15	Deutsche Bank AG	(0.88)%	Vanguard® FTSE Europe ETF Shares	245,798
10,600,091	11/06/15	Goldman Sachs International	(0.08)%	Vanguard® FTSE Europe ETF Shares	90,131
5,150,634	11/06/14	Merrill Lynch International	0.21%	Vanguard® FTSE Europe ETF Shares	1,162,813
1,039,888	11/06/15	Morgan Stanley & Co. International PLC	(0.34)%	Vanguard® FTSE Europe ETF Shares	127,308
18,558,665	02/08/16	Societe Generale	0.16%	Vanguard® FTSE Europe ETF Shares	974,659
2,292,924	11/06/15	UBS AG	(0.34)%	Vanguard® FTSE Europe ETF Shares	564,136
$46,539,060					$3,503,932

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.7%
	Federal Home Loan Bank
$422,262	0.00%, due 09/02/14	$422,262
	U.S. Treasury Bill
280,000	0.00%, due 10/09/14	279,990
	Total U.S. Government & Agency Securities (Cost $702,252)	702,252

	Repurchase Agreements (a)(b) — 23.0%
543,677	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $543,679	543,677
	Total Repurchase Agreements (Cost $543,677)	543,677

	Total Investment Securities (Cost $1,245,929) † — 52.7%	1,245,929
	Other assets less liabilities — 47.3%	1,118,031
	Net Assets — 100.0%	$2,363,960

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $664,290.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$198,546	11/06/15	Bank of America, N.A.	0.41%	iShares® MSCI Pacific ex Japan ETF	$20,669
494,071	11/06/15	Credit Suisse International	0.26%	iShares® MSCI Pacific ex Japan ETF	147,831
675,203	11/06/15	Deutsche Bank AG	0.22%	iShares® MSCI Pacific ex Japan ETF	62,315
208,460	11/06/15	Goldman Sachs International	0.22%	iShares® MSCI Pacific ex Japan ETF	69,702
236,445	12/07/15	Morgan Stanley & Co. International PLC	0.36%	iShares® MSCI Pacific ex Japan ETF	22,576
2,389,005	12/07/15	Societe Generale	0.56%	iShares® MSCI Pacific ex Japan ETF	253,906
529,306	11/06/14	UBS AG	0.26%	iShares® MSCI Pacific ex Japan ETF	520,378
$4,731,036					$1,097,377

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.1%
	Federal Home Loan Bank
$2,898,618	0.00%, due 09/02/14	$2,898,618
	U.S. Treasury Bill
800,000	0.00%, due 09/04/14	799,998
	Total U.S. Government & Agency Securities (Cost $3,698,616)	3,698,616

	Repurchase Agreements (a)(b) — 34.0%
3,304,844	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $3,304,859	3,304,844
	Total Repurchase Agreements (Cost $3,304,844)	3,304,844

	Total Investment Securities (Cost $7,003,460) † — 72.1%	7,003,460
	Other assets less liabilities — 27.9%	2,716,165
	Net Assets — 100.0%	$9,719,625

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $2,739,432.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Brazil Capped had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$2,522,887	11/06/15	Bank of America, N.A.	0.26%	iShares® MSCI Brazil Capped ETF	$566,132
4,234,862	11/06/15	Credit Suisse International	0.16%	iShares® MSCI Brazil Capped ETF	141,678
781,112	11/06/15	Deutsche Bank AG	0.22%	iShares® MSCI Brazil Capped ETF	735,121
2,463,075	11/06/15	Morgan Stanley & Co. International PLC	0.36%	iShares® MSCI Brazil Capped ETF	607,688
965,070	11/06/15	Societe Generale	0.16%	iShares® MSCI Brazil Capped ETF	28,025
8,462,204	11/06/14	UBS AG	0.16%	iShares® MSCI Brazil Capped ETF	452,066
$19,429,210					$2,530,710

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.8%
	Federal Home Loan Bank
$13,466,505	0.00%, due 09/02/14	$13,466,505
	U.S. Treasury Bills
5,000,000	0.00%, due 10/09/14	4,999,836
11,000,000	0.00%, due 12/04/14	10,999,714
	Total U.S. Government & Agency Securities (Cost $29,465,911)	29,466,055

	Repurchase Agreements (a)(b) — 16.9%
8,736,226	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $8,736,271	8,736,226
	Total Repurchase Agreements (Cost $8,736,226)	8,736,226

	Total Investment Securities (Cost $38,202,137) — 73.7%	38,202,281
	Other assets less liabilities — 26.3%	13,636,288
	Net Assets — 100.0%	$51,838,569

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $6,823,259.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$144
Federal income tax cost of investments	$38,202,137

Swap Agreements(2)

Ultra FTSE China 50 had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$32,300,027	11/06/15	Credit Suisse International	(1.84)%	iShares® China Large-Cap ETF	$519,610
13,621,179	11/06/15	Deutsche Bank AG	(1.48)%	iShares® China Large-Cap ETF	3,149,947
6,348,636	11/06/15	Goldman Sachs International	0.17%	iShares® China Large-Cap ETF	(216,073)
4,249,485	11/06/15	Morgan Stanley & Co. International PLC	(0.04)%	iShares® China Large-Cap ETF	(58,887)
34,569,297	11/06/14	Societe Generale	0.16%	iShares® China Large-Cap ETF	3,621,731
12,710,643	11/06/15	UBS AG	(0.84)%	iShares® China Large-Cap ETF	1,153,129
$103,799,267					$8,169,457

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.2%
	Federal Home Loan Bank
$4,811,982	0.00%, due 09/02/14	$4,811,982
	U.S. Treasury Bills
1,000,000	0.00%, due 09/04/14	999,998
7,000,000	0.00%, due 11/06/14	6,999,748
	Total U.S. Government & Agency Securities (Cost $12,811,402)	12,811,728

	Repurchase Agreements (a)(b) — 26.9%
6,880,804	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $6,880,837	6,880,804
	Total Repurchase Agreements (Cost $6,880,804)	6,880,804

	Total Investment Securities (Cost $19,692,206) — 77.1%	19,692,532
	Other assets less liabilities — 22.9%	5,845,943
	Net Assets — 100.0%	$25,538,475

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $5,360,523.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$326
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$326
Federal income tax cost of investments	$19,692,206

Swap Agreements(2)

Ultra MSCI Japan had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$40,830,542	02/08/16	Bank of America, N.A.	0.21%	iShares® MSCI Japan ETF	$4,640,866
985,849	01/06/16	Credit Suisse International	0.01%	iShares® MSCI Japan ETF	(14,200)
7,249,204	02/08/16	Deutsche Bank AG	0.52%	iShares® MSCI Japan ETF	110,593
1,198,107	11/06/15	Morgan Stanley & Co. International PLC	(0.14)%	iShares® MSCI Japan ETF	774,040
469,503	01/06/16	Societe Generale	0.56%	iShares® MSCI Japan ETF	(6,872)
276,358	11/06/15	UBS AG	0.36%	iShares® MSCI Japan ETF	(4,022)
$51,009,563					$5,500,405

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 46.3%
	Federal Home Loan Bank
$3,437,144	0.00%, due 09/02/14	$3,437,144
	Total U.S. Government & Agency Security (Cost $3,437,144)	3,437,144

	Repurchase Agreements (a)(b) — 26.4%
1,956,214	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $1,956,223	1,956,214
	Total Repurchase Agreements (Cost $1,956,214)	1,956,214

	Total Investment Securities (Cost $5,393,358) † — 72.7%	5,393,358
	Other assets less liabilities — 27.3%	2,026,538
	Net Assets — 100.0%	$7,419,896

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $740,295.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$1,179,794	11/06/15	Bank of America, N.A.	0.31%	iShares® MSCI Mexico Capped ETF	$94,679
1,384,641	11/06/15	Credit Suisse International	(0.04)%	iShares® MSCI Mexico Capped ETF	84,799
4,410,165	11/06/15	Deutsche Bank AG	(0.18)%	iShares® MSCI Mexico Capped ETF	550,368
609,502	11/06/15	Goldman Sachs International	0.37%	iShares® MSCI Mexico Capped ETF	67,904
496,887	11/06/15	Morgan Stanley & Co. International PLC	0.36%	iShares® MSCI Mexico Capped ETF	41,685
3,404,845	12/08/14	Societe Generale	0.16%	iShares® MSCI Mexico Capped ETF	617,742
3,300,106	12/07/15	UBS AG	(0.04)%	iShares® MSCI Mexico Capped ETF	406,578
$14,785,940					$1,863,755

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 74.2%

	U.S. Treasury Bonds
$11,798,000	8.00%, due 11/15/21	$16,540,243
5,814,200	7.25%, due 08/15/22	8,015,420
3,219,800	7.63%, due 11/15/22	4,556,772
6,079,500	7.13%, due 02/15/23	8,413,458
9,846,500	6.25%, due 08/15/23	13,073,536
		50,599,429
	U.S. Treasury Notes
53,201,500	2.00%, due 11/15/21	52,972,900
38,741,600	2.00%, due 02/15/22	38,502,492
34,225,500	1.75%, due 05/15/22	33,300,342
28,772,400	1.63%, due 08/15/22	27,657,469
44,504,400	1.63%, due 11/15/22	42,609,486
65,902,000	2.00%, due 02/15/23	64,774,458
70,705,100	1.75%, due 05/15/23	67,893,468
56,248,700	2.50%, due 08/15/23	57,316,546
74,097,900	2.75%, due 11/15/23	76,940,249
67,397,400	2.75%, due 02/15/24	69,909,006
83,837,400	2.50%, due 05/15/24	85,036,013
30,768,200	2.38%, due 08/15/24	30,852,332
		647,764,761
	Total Long-Term U.S. Treasury Obligations (Cost $693,792,129)	698,364,190

	U.S. Government & Agency Securities (a) — 17.5%
	Federal Home Loan Bank
158,070,628	0.00%, due 09/02/14	158,070,628
	U.S. Treasury Bills
1,239,000	0.00%, due 10/09/14	1,238,959
5,000,000	0.00%, due 01/15/15	4,999,600
	Total U.S. Government & Agency Securities (Cost $164,309,096)	164,309,187

	Repurchase Agreements (a)(b) — 7.7%
72,635,682	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $72,636,066	72,635,682
	Total Repurchase Agreements (Cost $72,635,682)	72,635,682

	Total Investment Securities (Cost $930,736,907) — 99.4%	935,309,059
	Other assets less liabilities — 0.6%	5,185,318
	Net Assets — 100.0%	$940,494,377

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $20,553,480.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,441,366
Aggregate gross unrealized depreciation	(4,808)
Net unrealized appreciation	$2,436,558
Federal income tax cost of investments	$932,872,501

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	345	12/19/14	$43,394,531	$48,060

Cash collateral in the amount of $493,350 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$759,480,569	11/06/15	Citibank, N.A.	0.01%	Barclays U.S. 7-10 Year Treasury Bond Index	$4,554,154
108,551,408	11/06/14	Deutsche Bank AG	0.16%	Barclays U.S. 7-10 Year Treasury Bond Index	(829,477)
273,252,340	01/06/15	Goldman Sachs International	(0.29)%	Barclays U.S. 7-10 Year Treasury Bond Index	2,019,880
4,786,240	02/07/15	Morgan Stanley & Co. International PLC	0.11%	Barclays U.S. 7-10 Year Treasury Bond Index	(7,794,503)
$1,146,070,557					$(2,049,946)

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 75.2%

	U.S. Treasury Bonds
$620,800	4.50%, due 02/15/36	$782,790
209,100	4.75%, due 02/15/37	272,908
268,900	5.00%, due 05/15/37	362,637
283,700	4.38%, due 02/15/38	351,965
320,200	4.50%, due 05/15/38	404,628
524,800	3.50%, due 02/15/39	571,130
486,800	4.25%, due 05/15/39	595,151
533,400	4.50%, due 08/15/39	676,626
591,100	4.38%, due 11/15/39	736,982
931,800	4.63%, due 02/15/40	1,205,807
786,700	4.38%, due 05/15/40	983,498
710,800	3.88%, due 08/15/40	822,806
769,400	4.25%, due 11/15/40	945,100
791,700	4.75%, due 02/15/41	1,048,570
614,200	4.38%, due 05/15/41	770,533
684,500	3.75%, due 08/15/41	777,175
633,500	3.13%, due 11/15/41	643,101
791,300	3.13%, due 02/15/42	802,489
662,100	3.00%, due 05/15/42	654,651
1,047,500	2.75%, due 08/15/42	983,668
1,239,000	2.75%, due 11/15/42	1,161,466
1,244,500	3.13%, due 02/15/43	1,256,751
1,736,800	2.88%, due 05/15/43	1,667,057
1,573,100	3.63%, due 08/15/43	1,741,594
1,748,400	3.75%, due 11/15/43	1,978,697
1,757,100	3.63%, due 02/15/44	1,945,439
1,757,000	3.38%, due 05/15/44	1,858,851
668,400	3.13%, due 08/15/44	674,092
	Total Long-Term U.S. Treasury Obligations (Cost $25,033,154)	26,676,162

	U.S. Government & Agency Security (a) — 10.9%
	Federal Home Loan Bank
3,868,768	0.00%, due 09/02/14	3,868,768
	Total U.S. Government & Agency Security (Cost $3,868,768)	3,868,768

	Repurchase Agreements (a)(b) — 5.8%
2,039,603	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $2,039,613	2,039,603
	Total Repurchase Agreements (Cost $2,039,603)	2,039,603

	Total Investment Securities (Cost $30,941,525) — 91.9%	32,584,533
	Other assets less liabilities — 8.1%	2,874,189
	Net Assets — 100.0%	$35,458,722

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $670,992.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,628,517
Aggregate gross unrealized depreciation	(105)
Net unrealized appreciation	$1,628,412
Federal income tax cost of investments	$30,956,121

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Treasury Long Bond Futures Contracts	6	12/19/14	$840,563	$2,242

Cash collateral in the amount of $13,860 was pledged to cover margin requirements for open futures contracts as of August 31, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$10,756,246	12/06/14	Bank of America, N.A.	(0.20)%	Barclays U.S. 20+ Year Treasury Bond Index	$1,699,172
22,330,903	11/06/15	Citibank, N.A.	0.01%	Barclays U.S. 20+ Year Treasury Bond Index	1,137,350
1,082,306	01/06/15	Deutsche Bank AG	0.16%	Barclays U.S. 20+ Year Treasury Bond Index	163,487
9,428,830	11/07/14	Morgan Stanley & Co. International PLC	0.16%	Barclays U.S. 20+ Year Treasury Bond Index	545,653
$43,598,285					$3,545,662

(1)	Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Investment Company (a) — 62.3%
	Mutual Funds — 62.3%
20,067	iShares iBoxx $ High Yield Corporate Bond ETF	$1,891,114
	Total Investment Company (Cost $1,892,946)	1,891,114

Principal Amount
	U.S. Government & Agency Securities (a) — 18.7%
	Federal Home Loan Bank
$158,486	0.00%, due 09/02/14	158,486
	U.S. Treasury Bills
30,000	0.00%, due 10/09/14	29,999
380,000	0.00%, due 11/20/14	379,993
	Total U.S. Government & Agency Securities (Cost $570,714)	568,478

	Repurchase Agreements (a)(b) — 17.1%
517,721	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $517,722	517,721
	Total Repurchase Agreements (Cost $517,721)	517,721

	Total Investment Securities (Cost $2,981,381) — 98.1%	2,977,313
	Other assets less liabilities — 1.9%	56,280
	Net Assets — 100.0%	$3,033,593

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $861,643.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(7,812)
Net unrealized depreciation	$(7,812)
Federal income tax cost of investments	$2,985,125

Swap Agreements(2)

Ultra High Yield had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$2,026,474	02/06/15	Citibank, N.A.	(0.09)%	iShares® iBoxx $ High Yield Corporate Bond ETF	$25,132
1,826,384	12/07/15	Credit Suisse International	0.24%	iShares® iBoxx $ High Yield Corporate Bond ETF	40,716
96,371	11/07/16	Deutsche Bank AG	(0.34)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(50,563)
231,726	11/07/16	Goldman Sachs International	(0.13)%	iShares® iBoxx $ High Yield Corporate Bond ETF	31,865
$4,180,955					$47,150

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2014 (Unaudited)

Shares		Value
	Investment Company (a) — 69.2%
	Mutual Funds — 69.2%
17,306	iShares iBoxx $ Investment Grade Corporate Bond ETF	$2,086,758
	Total Investment Company (Cost $2,036,738)	2,086,758

Principal Amount
	U.S. Government & Agency Securities (a) — 17.7%
	Federal Home Loan Bank
$271,088	0.00%, due 09/02/14	271,088
	U.S. Treasury Bill
262,000	0.00%, due 09/25/14	261,995
	Total U.S. Government & Agency Securities (Cost $533,083)	533,083

	Repurchase Agreements (a)(b) — 7.4%
222,913	Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 08/29/14, due 09/02/14, total to be received $222,913	222,913
	Total Repurchase Agreements (Cost $222,913)	222,913

	Total Investment Securities (Cost $2,792,734) — 94.3%	2,842,754
	Other assets less liabilities — 5.7%	171,725
	Net Assets — 100.0%	$3,014,479

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At August 31, 2014, the aggregate value of segregated securities was $389,008.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,020
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$50,020
Federal income tax cost of investments	$2,792,734

Swap Agreements(2)

Ultra Investment Grade Corporate had the following open swap agreements as of August 31, 2014:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$2,069,878	01/06/16	Deutsche Bank AG	(0.34)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$147,157
1,870,005	11/07/16	Goldman Sachs International	0.47%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	22,729
$3,939,883					$169,886

(1)                                 Reflects the floating financing rate, as of August 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 127 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged and ProShares Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of each of the Hedged Fixed Income ProShares Funds, the USD Covered Bond, the Short Term USD Emerging Markets Bond ETF, the Inflation ProShares Funds, and the Short and Ultra Fixed Income ProShares Funds (other than the Short High Yield, the Short Investment Grade Corporate, the Ultra High Yield and the Ultra Investment Grade Corporate) is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV of the German Sovereign/Sub-Sovereign ETF and the ProShares MSCI EAFE Dividend Growers ETF, are typically determined at 11:15 a.m. and 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:15 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following Funds had name changes during the period:

Formerly	Name (effective September 22, 2014)
ProShares Short FTSE China 25	ProShares Short FTSE China 50
ProShares UltraShort FTSE China 25	ProShares UltraShort FTSE China 50
ProShares Ultra FTSE China 25	ProShares Ultra FTSE China 50

Formerly	Name (effective October 1, 2014)
ProShares S&P 500 Aristocrats ETF	ProShares S&P 500 Dividend Aristocrats ETF

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. Fixed-

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•                  Level 1— Quoted prices in active markets for identical assets.

•                  Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•                  Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Level 1, 2 or 3 as of August 31, 2014, based on levels assigned to securities on May 31, 2014.

The following is a summary of the valuations as of August 31, 2014 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
DJ Brookfield Global Infrastructure ETF	$18,052,491	$—	$—	$—	$96,612	$34,178	$—	$—	$18,183,281	$—
Global Listed Private Equity ETF	10,684,215	—	—	—	73,190	25,891	—	—	10,783,296	—
Large Cap Core Plus	357,780,089	—	—	—	869,287	357,566	14,395,005	—	359,006,942	14,395,005
S&P 500 Dividend Aristocrats ETF	241,520,220	—	—	—	239,980	84,895	—	—	241,845,095	—
MSCI EAFE Dividend Growers ETF	3,967,584	—	—	—	255,920	90,534	—	—	4,314,038	—
High Yield-Interest Rate Hedged	—	(166,271)	—	154,856,626	2,607,175	922,311	—	—	158,386,112	(166,271)
Investment Grade-Interest Rate Hedged	—	(259,310)	—	112,657,915	735,094	260,046	—	—	113,653,055	(259,310)
USD Covered Bond	—	—	—	6,511,633	38,424	13,593	—	—	6,563,650	—
German Sovereign/Sub-Sovereign ETF	—	—	—	668,257	5,590,410	11,882	—	—	6,270,549	—
Short Term USD Emerging Markets Bond ETF	—	—	—	3,478,625	4,419,318	20,202	—	—	7,918,145	—
Hedge Replication ETF	3,814,760	53,915	—	—	27,637,215	1,518,344	759,694	—	32,970,319	813,609
Merger ETF	3,829,222	—	—	—	—	18,841	(322,059)	15,769	3,848,063	(306,290)
RAFI® Long/Short	59,843,899	—	—	—	5,227,040	1,932,071	(7,390,667)	—	67,003,010	(7,390,667)
30 Year TIPS/TSY Spread	—	—	—	4,687,943	612,995	600,512	(678,995)	—	5,901,450	(678,995)
Short 30 Year TIPS/TSY Spread	—	—	—	3,048,087	556,958	279,012	(22,211)	—	3,884,057	(22,211)
UltraPro 10 Year TIPS/TSY Spread	—	—	—	1,360,888	182,545	245,479	(95,463)	—	1,788,912	(95,463)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	1,780,091	144,832	235,576	(63,608)	—	2,160,499	(63,608)
CDS North American HY Credit ETF	—	—	—	—	4,169,106	1,474,858	300,691	—	5,643,964	300,691
CDS Short North American HY Credit ETF	—	—	—	—	6,852,539	2,424,145	199,467	—	9,276,684	199,467

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short S&P500®	$—	$(2,248,357)	$—	$—	$1,456,117,978	$346,690,507	$(202,597,713)	$—	$1,802,808,485	$(204,846,070)
Short QQQ®	—	(19,018)	—	—	152,535,002	68,694,216	(39,063,689)	—	221,229,218	(39,082,707)
Short Dow30SM	—	(80,162)	—	—	242,628,378	56,182,022	(25,023,773)	—	298,810,400	(25,103,935)
Short MidCap400	—	(241,124)	—	—	117,196,917	22,861,380	(9,397,342)	—	140,058,297	(9,638,466)
Short Russell2000	—	134,887	—	—	736,066,310	137,977,724	(53,159,480)	—	874,044,034	(53,024,593)
Short SmallCap600	—	—	—	—	6,906,084	2,809,248	(659,654)	—	9,715,332	(659,654)
UltraShort Russell3000	—	—	—	—	456,018	310,535	(189,443)	—	766,553	(189,443)
UltraShort S&P500®	—	(2,501,314)	—	—	1,436,384,839	382,091,189	(321,272,865)	—	1,818,476,028	(323,774,179)
UltraShort QQQ®	—	(3,466)	—	—	372,880,229	88,223,643	(101,565,031)	—	461,103,872	(101,568,497)
UltraShort Dow30SM	—	(162,832)	—	—	198,965,300	56,680,631	(39,196,066)	—	255,645,931	(39,358,898)
UltraShort MidCap400	—	(19,986)	—	—	10,985,399	3,268,124	(2,238,834)	—	14,253,523	(2,258,820)
UltraShort Russell2000	—	86,686	—	—	246,689,144	70,761,289	(32,574,642)	—	317,450,433	(32,487,956)
UltraShort SmallCap600	—	—	—	—	5,610,668	2,576,379	(775,069)	—	8,187,047	(775,069)
UltraPro Short S&P500®	—	(1,032,051)	—	—	448,457,866	185,414,846	(149,814,201)	—	633,872,712	(150,846,252)
UltraPro Short QQQ®	—	(4,096)	—	—	298,135,627	162,421,412	(130,999,955)	—	460,557,039	(131,004,051)
UltraPro Short Dow30SM	—	(53,361)	—	—	93,980,552	47,987,417	(29,998,676)	—	141,967,969	(30,052,037)
UltraPro Short MidCap400	—	(2,087)	—	—	6,976,006	4,027,691	(2,792,574)	—	11,003,697	(2,794,661)
UltraPro Short Russell2000	—	(71,623)	—	—	65,297,966	27,725,684	(15,196,294)	—	93,023,650	(15,267,917)
UltraShort Russell1000 Value	—	—	—	—	438,420	373,267	(209,077)	—	811,687	(209,077)
UltraShort Russell1000 Growth	—	—	—	—	1,894,485	1,444,918	(888,527)	—	3,339,403	(888,527)
UltraShort Russell MidCap Value	—	—	—	—	185,696	475,304	(187,499)	—	661,000	(187,499)
UltraShort Russell MidCap Growth	—	—	—	—	330,978	685,115	(296,910)	—	1,016,093	(296,910)
UltraShort Russell2000 Value	—	—	—	—	1,135,747	885,336	(354,830)	—	2,021,083	(354,830)
UltraShort Russell2000 Growth	—	—	—	—	3,694,167	2,984,312	(1,487,328)	—	6,678,479	(1,487,328)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short Basic Materials	$—	$—	$—	$—	$1,124,071	$508,395	$(444,850)	$—	$1,632,466	$(444,850)
Short Financials	—	—	—	—	15,954,767	4,460,627	(6,577,398)	—	20,415,394	(6,577,398)
Short Oil & Gas	—	—	—	—	1,331,205	621,146	(357,724)	—	1,952,351	(357,724)
Short Real Estate	—	—	—	—	28,239,926	9,088,186	(6,395,520)	—	37,328,112	(6,395,520)
Short KBW Regional Banking	—	—	—	—	520,998	755,329	153,381	—	1,276,327	153,381
UltraShort Basic Materials	—	—	—	—	8,649,440	8,038,024	(4,720,444)	—	16,687,464	(4,720,444)
UltraShort Nasdaq Biotechnology	—	—	—	—	55,362,766	37,070,205	(25,135,692)	—	92,432,971	(25,135,692)
UltraShort Consumer Goods	—	—	—	—	2,088,611	2,189,656	(1,037,689)	—	4,278,267	(1,037,689)
UltraShort Consumer Services	—	—	—	—	5,261,182	3,198,159	(1,606,829)	—	8,459,341	(1,606,829)
UltraShort Financials	—	—	—	—	58,804,031	27,057,334	(18,101,582)	—	85,861,365	(18,101,582)
UltraShort Health Care	—	—	—	—	1,272,516	1,567,254	(1,211,571)	—	2,839,770	(1,211,571)
UltraShort Industrials	—	—	—	—	4,469,488	2,905,361	(1,187,051)	—	7,374,849	(1,187,051)
UltraShort Oil & Gas	—	—	—	—	32,584,291	19,123,604	(15,557,836)	—	51,707,895	(15,557,836)
UltraShort Real Estate	—	—	—	—	36,220,597	23,700,025	(19,180,679)	—	59,920,622	(19,180,679)
UltraShort Semiconductors	—	—	—	—	2,552,746	3,866,226	(2,749,975)	—	6,418,972	(2,749,975)
UltraShort Technology	—	—	—	—	3,009,406	2,861,152	(2,041,946)	—	5,870,558	(2,041,946)
UltraShort Telecommunications	—	—	—	—	396,008	670,110	(228,212)	—	1,066,118	(228,212)
UltraShort Utilities	—	—	—	—	3,920,134	2,302,756	(1,509,047)	—	6,222,890	(1,509,047)
UltraPro Short Financials	—	—	—	—	2,782,582	2,569,608	(1,567,668)	—	5,352,190	(1,567,668)
Short MSCI EAFE	—	—	—	—	186,900,646	36,959,477	(11,045,467)	—	223,860,123	(11,045,467)
Short MSCI Emerging Markets	—	—	—	—	164,925,096	37,119,178	(31,259,939)	—	202,044,274	(31,259,939)
Short FTSE China 50	—	—	—	—	3,388,240	2,552,868	(1,770,805)	—	5,941,108	(1,770,805)
UltraShort MSCI EAFE	—	—	—	—	2,855,712	1,873,644	(493,981)	—	4,729,356	(493,981)
UltraShort MSCI Emerging Markets	—	—	—	—	34,150,049	12,387,480	(11,653,716)	—	46,537,529	(11,653,716)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort FTSE Europe	$—	$—	$—	$—	$28,491,385	$25,595,291	$(18,867,920)	$—	$54,086,676	$(18,867,920)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	1,490,751	940,489	(554,221)	—	2,431,240	(554,221)
UltraShort MSCI Brazil Capped	—	—	—	—	11,015,503	12,635,380	(12,098,966)	—	23,650,883	(12,098,966)
UltraShort FTSE China 50	—	—	—	—	70,979,122	39,378,827	(34,457,837)	—	110,357,949	(34,457,837)
UltraShort MSCI Japan	—	—	—	—	9,802,821	4,297,410	(427,134)	—	14,100,231	(427,134)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	852,229	405,310	(404,382)	—	1,257,539	(404,382)
Short 7-10 Year Treasury	—	(1,108)	—	—	57,562,406	14,420,437	(2,301,942)	—	71,982,843	(2,303,050)
Short 20+ Year Treasury	—	(69,810)	—	—	1,276,223,550	398,967,077	(203,101,013)	—	1,675,190,627	(203,170,823)
Short High Yield	—	—	—	—	59,365,816	16,313,196	(3,171,588)	—	75,679,012	(3,171,588)
Short Investment Grade Corporate	—	—	—	—	2,389,164	695,510	(258,342)	—	3,084,674	(258,342)
UltraShort 3-7 Year Treasury	—	—	—	—	2,605,703	1,202,965	(97,399)	—	3,808,668	(97,399)
UltraShort 7-10 Year Treasury	—	(7,981)	—	—	270,623,544	53,988,866	(27,073,263)	—	324,612,410	(27,081,244)
UltraShort 20+ Year Treasury	—	(95,925)	—	—	3,699,274,098	1,707,603,190	(1,312,754,468)	—	5,406,877,288	(1,312,850,393)
UltraShort TIPS	—	—	—	—	10,364,046	2,226,877	(953,127)	—	12,590,923	(953,127)
UltraPro Short 20+ Year Treasury	—	(3,331)	—	—	77,989,951	68,829,990	(37,686,697)	—	146,819,941	(37,690,028)
Ultra Russell3000	3,109,324	—	28	—	198,321	361,566	1,174,360	—	3,669,239	1,174,360
Ultra S&P500®	2,146,667,545	13,433,800	—	—	193,069,983	45,008,401	78,386,644	—	2,384,745,929	91,820,444
Ultra QQQ®	674,809,156	3,947,060	—	—	60,210,779	11,295,263	138,683,371	—	746,315,198	142,630,431
Ultra Dow30SM	240,663,375	170,646	—	—	13,219,857	9,419,127	31,571,329	—	263,302,359	31,741,975
Ultra MidCap400	142,484,041	872,342	—	—	53,677,432	46,733,206	(73,618,181)	—	242,894,679	(72,745,839)
Ultra Russell2000	155,461,403	499,074	168,589	—	96,631,665	41,358,276	(130,751,416)	—	293,619,933	(130,252,342)
Ultra SmallCap600	18,264,617	—	—	—	981,549	996,689	3,870,411	—	20,242,855	3,870,411
UltraPro S&P500®	568,621,257	4,028,360	—	—	34,188,271	40,801,953	170,593,486	—	643,611,481	174,621,846
UltraPro QQQ®	439,777,814	3,002,022	—	—	14,285,982	26,079,792	315,599,501	—	480,143,588	318,601,523
UltraPro Dow30 SM	101,715,488	336,599	—	—	5,576,213	1,985,783	27,578,739	—	109,277,484	27,915,338
UltraPro MidCap400	37,110,479	24,283	—	—	1,350,972	1,167,966	11,014,260	—	39,629,417	11,038,543

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Russell2000	$159,879,166	$608,068	$13,859	$—	$5,897,960	$7,027,676	$44,788,922	$—	$172,818,661	$45,396,990
Ultra Russell1000 Value	4,335,959	—	—	—	260,905	139,778	751,444	—	4,736,642	751,444
Ultra Russell1000 Growth	15,285,151	—	—	—	737,132	687,249	2,734,287	—	16,709,532	2,734,287
Ultra Russell MidCap Value	4,689,309	—	—	—	405,321	360,738	1,505,489	—	5,455,368	1,505,489
Ultra Russell MidCap Growth	13,644,624	—	—	—	522,265	586,092	2,058,587	—	14,752,981	2,058,587
Ultra Russell2000 Value	7,026,045	—	1,064	—	340,481	421,040	1,132,673	—	7,788,630	1,132,673
Ultra Russell2000 Growth	6,547,665	—	1,195	—	3,888,170	1,648,591	2,642,049	—	12,085,621	2,642,049
Ultra Basic Materials	81,492,351	—	—	—	6,670,175	2,421,627	25,300,667	—	90,584,153	25,300,667
Ultra Nasdaq Biotechnology	237,009,059	—	—	—	18,046,065	6,536,333	96,094,754	—	261,591,457	96,094,754
Ultra Consumer Goods	20,245,856	—	—	—	1,968,594	750,599	3,356,164	—	22,965,049	3,356,164
Ultra Consumer Services	19,898,498	—	—	—	79,225	233,352	4,632,895	—	20,211,075	4,632,895
Ultra Financials	665,071,231	—	—	—	17,847,862	12,601,739	121,422,690	—	695,520,832	121,422,690
Ultra Health Care	86,299,251	—	—	—	3,362,014	1,218,589	29,889,493	—	90,879,854	29,889,493
Ultra Industrials	32,994,818	—	—	—	1,422,921	1,012,588	5,371,517	—	35,430,327	5,371,517
Ultra Oil & Gas	131,488,709	—	—	—	3,896,301	493,419	30,947,946	—	135,878,429	30,947,946
Ultra Real Estate	205,078,911	—	—	—	3,334,298	4,218,341	85,201,278	—	212,631,550	85,201,278
Ultra KBW Regional Banking	7,884,742	—	—	—	88,636	624,309	(370,355)	—	8,597,687	(370,355)
Ultra Semiconductors	37,592,676	—	—	—	2,636,750	1,344,056	4,758,074	—	41,573,482	4,758,074
Ultra Technology	110,721,318	—	—	—	13,065,038	7,275,711	41,452,705	—	131,062,067	41,452,705
Ultra Telecommunications	5,759,582	—	17,370	—	40,588	26,568	1,272,497	—	5,844,108	1,272,497
Ultra Utilities	22,877,463	—	—	—	149,828	827,049	2,914,459	—	23,854,340	2,914,459
UltraPro Financials	7,029,552	—	—	—	523,656	201,242	3,226,331	—	7,754,450	3,226,331
Ultra MSCI EAFE	—	—	—	—	35,813,363	25,597,587	5,613,279	—	61,410,950	5,613,279
Ultra MSCI Emerging Markets	—	—	—	—	33,203,075	12,289,584	10,609,491	—	45,492,659	10,609,491
Ultra FTSE Europe	—	—	—	—	23,570,390	8,361,696	3,503,932	—	31,932,086	3,503,932

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra MSCI Pacific ex-Japan	$—	$—	$—	$—	$702,252	$543,677	$1,097,377	$—	$1,245,929	$1,097,377
Ultra MSCI Brazil Capped	—	—	—	—	3,698,616	3,304,844	2,530,710	—	7,003,460	2,530,710
Ultra FTSE China 50	—	—	—	—	29,466,055	8,736,226	8,169,457	—	38,202,281	8,169,457
Ultra MSCI Japan	—	—	—	—	12,811,728	6,880,804	5,500,405	—	19,692,532	5,500,405
Ultra MSCI Mexico Capped IMI	—	—	—	—	3,437,144	1,956,214	1,863,755	—	5,393,358	1,863,755
Ultra 7-10 Year Treasury	—	48,060	—	698,364,190	164,309,187	72,635,682	(2,049,946)	—	935,309,059	(2,001,886)
Ultra 20+ Year Treasury	—	2,242	—	26,676,162	3,868,768	2,039,603	3,545,662	—	32,584,533	3,547,904
Ultra High Yield	1,891,114	—	—	—	568,478	517,721	47,150	—	2,977,313	47,150
Ultra Investment Grade Corporate	2,086,758	—	—	—	533,083	222,913	169,886	—	2,842,754	169,886

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares DJ Brookfield Global Infrastructure ETF utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2014, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.03%, dated 08/29/14, due 09/02/14 (1)	Barclays Capital, Inc., 0.04%, dated 08/29/14, due 09/02/14 (2)	BNP Paribas Securities Corp., 0.05%, dated 08/29/14, due 09/02/14 (3)	Credit Suisse (USA) LLC, 0.02%, dated 08/29/14, due 09/02/14 (4)	Credit Suisse (USA) LLC, 0.05%, dated 08/29/14, due 09/02/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 08/29/14, due 09/02/14 (6)	UBS Securities LLC, 0.05%, dated 08/29/14, due 09/02/14 (7)	Total
DJ Brookfield Global Infrastructure ETF	$827	$630	$30,516	$—	$2,205	$—	$—	$34,178
Global Listed Private Equity ETF	626	477	23,118	—	1,670	—	—	25,891
Large Cap Core Plus	15,189	16,666	274,569	5,076	19,840	17,766	8,460	357,566
S&P 500 Dividend Aristocrats ETF	2,054	1,565	75,799	—	5,477	—	—	84,895
MSCI EAFE Dividend Growers ETF	2,190	1,669	80,834	—	5,841	—	—	90,534
High Yield-Interest Rate Hedged	22,314	17,001	823,492	—	59,504	—	—	922,311
Investment Grade—Interest Rate Hedged	6,291	4,793	232,185	—	16,777	—	—	260,046
USD Covered Bond	328	251	12,137	—	877	—	—	13,593
German Sovereign/Sub-Sovereign ETF	287	219	10,609	—	767	—	—	11,882
Short Term USD Emerging Markets Bond ETF	489	372	18,038	—	1,303	—	—	20,202
Hedge Replication ETF	36,734	27,988	1,355,664	—	97,958	—	—	1,518,344
Merger ETF	2,917	4,140	—	1,911	—	6,688	3,185	18,841
RAFI® Long/Short	57,582	52,315	1,650,992	8,414	119,297	29,448	14,023	1,932,071
30 Year TIPS/TSY Spread	64,650	88,304	193,618	38,911	13,990	136,187	64,852	600,512
Short 30 Year TIPS/TSY Spread	17,461	21,647	175,919	8,315	12,712	29,101	13,857	279,012
UltraPro 10 Year TIPS/TSY Spread	29,572	40,943	57,658	18,347	4,166	64,215	30,578	245,479
UltraPro Short 10 Year TIPS/TSY Spread	29,782	41,452	45,746	18,696	3,306	65,435	31,159	235,576
CDS North American HY Credit ETF	35,682	27,186	1,316,838	—	95,152	—	—	1,474,858
CDS Short North American HY Credit ETF	58,649	44,685	2,164,415	—	156,396	—	—	2,424,145
Short S&P500®	28,485,167	37,359,679	172,189,915	15,602,211	12,442,110	54,607,739	26,003,686	346,690,507
Short QQQ®	5,666,330	7,436,759	33,966,461	3,108,700	2,454,351	10,880,449	5,181,166	68,694,216
Short Dow30SM	4,279,278	5,535,218	30,205,703	2,266,900	2,182,606	7,934,150	3,778,167	56,182,022
Short MidCap400	988,680	1,092,615	17,434,982	338,154	1,259,818	1,183,539	563,592	22,861,380
Short Russell2000	8,604,457	10,658,410	87,202,261	4,088,356	6,301,067	14,309,246	6,813,927	137,977,724
Short SmallCap600	136,135	156,829	2,042,356	52,922	147,577	185,226	88,203	2,809,248
UltraShort Russell3000	27,007	35,763	144,036	15,133	10,408	52,967	25,221	310,535
UltraShort S&P500®	36,449,938	48,965,709	155,216,373	21,120,573	11,215,635	73,922,006	35,200,955	382,091,189
UltraShort QQQ®	8,350,515	11,204,848	36,287,721	4,825,699	2,622,080	16,889,948	8,042,832	88,223,643
UltraShort Dow30SM	5,542,371	7,472,174	22,100,794	3,238,108	1,596,961	11,333,376	5,396,847	56,680,631
UltraShort MidCap400	229,391	291,884	1,890,582	116,701	136,610	408,454	194,502	3,268,124
UltraShort Russell2000	6,441,302	8,591,986	30,857,350	3,671,507	2,229,692	12,850,274	6,119,178	70,761,289
UltraShort SmallCap600	243,593	326,804	1,061,518	140,718	76,703	492,513	234,530	2,576,379
UltraPro Short S&P500®	22,540,298	31,238,652	42,156,821	14,016,147	3,046,170	49,056,514	23,360,244	185,414,846
UltraPro Short QQQ®	20,150,640	27,989,701	34,157,000	12,592,857	2,468,119	44,075,000	20,988,095	162,421,412
UltraPro Short Dow30SM	5,258,820	7,199,086	14,839,492	3,181,256	1,072,273	11,134,397	5,302,093	47,987,417
UltraPro Short MidCap400	439,872	601,905	1,255,847	265,836	90,745	930,426	443,060	4,027,691
UltraPro Short Russell2000	2,846,380	3,863,541	9,886,081	1,688,973	714,349	5,911,405	2,814,955	27,725,684
UltraShort Russell1000 Value	37,533	50,801	138,477	22,127	10,006	77,445	36,878	373,267
UltraShort Russell1000 Growth	136,169	182,595	598,384	78,573	43,238	275,005	130,954	1,444,918
UltraShort Russell MidCap Value	65,012	91,221	58,653	41,543	4,238	145,400	69,237	475,304
UltraShort Russell MidCap Growth	90,783	126,979	104,541	57,609	7,554	201,633	96,016	685,115
UltraShort Russell2000 Value	84,592	113,664	358,732	49,042	25,921	171,648	81,737	885,336
UltraShort Russell2000 Growth	291,347	392,701	1,166,825	170,129	84,312	595,450	283,548	2,984,312
Short Basic Materials	45,253	60,151	228,707	25,583	16,525	89,539	42,637	508,395
Short Financials	276,787	342,440	2,828,582	131,097	204,388	458,839	218,494	4,460,627
Short Oil & Gas	75,322	104,360	142,517	46,808	10,298	163,828	78,013	621,146
Short Real Estate	749,022	982,908	4,498,031	410,790	325,019	1,437,766	684,650	9,088,186

Fund Name	Barclays Capital, Inc., 0.03%, dated 08/29/14, due 09/02/14 (1)	Barclays Capital, Inc., 0.04%, dated 08/29/14, due 09/02/14 (2)	BNP Paribas Securities Corp., 0.05%, dated 08/29/14, due 09/02/14 (3)	Credit Suisse (USA) LLC, 0.02%, dated 08/29/14, due 09/02/14 (4)	Credit Suisse (USA) LLC, 0.05%, dated 08/29/14, due 09/02/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 08/29/14, due 09/02/14 (6)	UBS Securities LLC, 0.05%, dated 08/29/14, due 09/02/14 (7)	Total
Short KBW Regional Banking	92,873	128,875	164,560	57,913	11,891	202,695	96,522	755,329
UltraShort Basic Materials	1,029,673	1,435,168	1,468,648	648,391	106,122	2,269,370	1,080,652	8,038,024
UltraShort Nasdaq Biotechnology	4,336,470	5,983,562	9,590,574	2,670,260	692,996	9,345,910	4,450,433	37,070,205
UltraShort Consumer Goods	242,508	332,421	659,700	147,139	47,669	514,987	245,232	2,189,656
UltraShort Consumer Services	258,970	338,779	1,614,399	140,977	116,653	493,419	234,962	3,198,159
UltraShort Financials	3,227,872	4,463,997	6,571,536	1,997,689	474,847	6,991,911	3,329,482	27,057,334
UltraShort Health Care	183,855	253,771	401,932	113,295	29,043	396,533	188,825	1,567,254
UltraShort Industrials	243,291	320,138	1,411,714	134,304	102,008	470,065	223,841	2,905,361
UltraShort Oil & Gas	2,379,370	3,306,036	3,975,051	1,487,987	287,229	5,207,953	2,479,978	19,123,604
UltraShort Real Estate	2,873,691	3,981,501	5,439,444	1,785,786	393,044	6,250,250	2,976,309	23,700,025
UltraShort Semiconductors	480,649	667,782	806,300	300,524	58,262	1,051,835	500,874	3,866,226
UltraShort Technology	308,083	420,812	922,113	185,435	66,630	649,021	309,058	2,861,152
UltraShort Telecommunications	85,454	119,050	125,082	53,754	9,038	188,140	89,592	670,110
UltraShort Utilities	221,591	298,056	922,342	128,776	66,647	450,717	214,627	2,302,756
UltraPro Short Financials	269,266	366,492	878,895	160,775	63,507	562,714	267,959	2,569,608
Short MSCI EAFE	1,752,389	2,003,729	27,134,160	666,249	1,960,662	2,331,872	1,110,416	36,959,477
Short MSCI Emerging Markets	3,116,308	4,102,439	17,981,530	1,722,096	1,299,311	6,027,335	2,870,159	37,119,178
Short FTSE China 50	310,362	430,134	580,312	192,994	41,932	675,478	321,656	2,552,868
UltraShort MSCI EAFE	181,234	243,957	744,072	105,505	53,765	369,269	175,842	1,873,644
UltraShort MSCI Emerging Markets	1,356,441	1,856,721	3,837,996	820,378	277,326	2,871,322	1,367,296	12,387,480
UltraShort FTSE Europe	3,316,401	4,627,969	4,419,352	2,093,876	319,334	7,328,566	3,489,793	25,595,291
UltraShort MSCI Pacific ex-Japan	90,126	121,154	379,268	52,303	27,405	183,061	87,172	940,489
UltraShort MSCI Brazil Capped	1,770,799	2,490,550	1,268,420	1,137,399	91,654	3,980,895	1,895,663	12,635,380
UltraShort FTSE China 50	5,266,186	7,372,688	5,679,480	3,348,662	410,388	11,720,317	5,581,106	39,378,827
UltraShort MSCI Japan	350,992	459,862	2,148,713	191,770	155,262	671,195	319,616	4,297,410
UltraShort MSCI Mexico Capped IMI	23,370	28,373	269,181	10,530	19,451	36,855	17,550	405,310
Short 7-10 Year Treasury	774,079	921,019	9,969,403	330,092	720,370	1,155,321	550,153	14,420,437
Short 20+ Year Treasury	36,990,756	49,481,007	169,378,359	21,223,460	12,238,952	74,282,110	35,372,433	398,967,077
Short High Yield	614,075	638,788	13,065,871	170,327	944,115	596,143	283,877	16,313,196
Short Investment Grade Corporate	21,767	20,432	587,231	3,835	42,432	13,422	6,391	695,510
UltraShort 3-7 Year Treasury	65,837	78,778	823,027	28,517	59,470	99,809	47,527	1,202,965
UltraShort 7-10 Year Treasury	3,246,603	3,985,263	34,942,648	1,506,400	2,524,888	5,272,399	2,510,665	53,988,866
UltraShort 20+ Year Treasury	217,700,713	303,279,816	319,133,739	136,934,422	23,059,986	479,270,478	228,224,036	1,707,603,190
UltraShort TIPS	70,552	66,745	1,874,312	12,946	135,434	45,311	21,577	2,226,877
UltraPro Short 20+ Year Treasury	7,052,916	9,570,849	24,633,592	4,182,593	1,779,976	14,639,076	6,970,988	68,829,990
Ultra Russell3000	46,817	65,328	62,641	29,555	4,526	103,441	49,258	361,566
Ultra S&P500®	4,134,502	5,522,723	19,371,170	2,364,370	1,399,723	8,275,296	3,940,617	45,008,401
Ultra QQQ®	491,286	544,154	8,595,054	169,250	621,062	592,374	282,083	11,295,263
Ultra Dow30SM	986,085	1,341,972	3,228,037	588,613	233,252	2,060,146	981,022	9,419,127
Ultra MidCap400	6,400,492	8,981,975	5,709,586	4,091,122	412,564	14,318,930	6,818,537	46,733,206
Ultra Russell2000	4,946,147	6,842,217	9,961,441	3,063,029	719,794	10,720,600	5,105,048	41,358,276
Ultra SmallCap600	108,959	149,114	310,028	65,868	22,402	230,537	109,781	996,689
UltraPro S&P500®	4,737,522	6,531,224	10,798,570	2,911,517	780,284	10,190,308	4,852,528	40,801,953
UltraPro QQQ®	3,377,816	4,713,475	4,512,313	2,132,454	326,051	7,463,591	3,554,092	26,079,792
UltraPro Dow30SM	49,761	39,252	1,761,280	1,334	127,266	4,668	2,222	1,985,783
UltraPro MidCap400	118,406	160,443	426,713	69,985	30,833	244,946	116,640	1,167,966
UltraPro Russell2000	815,549	1,124,259	1,862,906	501,138	134,610	1,753,983	835,231	7,027,676

Fund Name	Barclays Capital, Inc., 0.03%, dated 08/29/14, due 09/02/14 (1)	Barclays Capital, Inc., 0.04%, dated 08/29/14, due 09/02/14 (2)	BNP Paribas Securities Corp., 0.05%, dated 08/29/14, due 09/02/14 (3)	Credit Suisse (USA) LLC, 0.02%, dated 08/29/14, due 09/02/14 (4)	Credit Suisse (USA) LLC, 0.05%, dated 08/29/14, due 09/02/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 08/29/14, due 09/02/14 (6)	UBS Securities LLC, 0.05%, dated 08/29/14, due 09/02/14 (7)	Total
Ultra Russell1000 Value	9,585	12,134	82,408	4,816	5,955	16,854	8,026	139,778
Ultra Russell1000 Growth	72,343	98,522	232,828	43,254	16,824	151,388	72,090	687,249
Ultra Russell MidCap Value	37,123	50,405	128,023	22,043	9,251	77,153	36,740	360,738
Ultra Russell MidCap Growth	66,610	91,596	164,961	40,703	11,920	142,462	67,840	586,092
Ultra Russell2000 Value	49,456	68,273	107,543	30,486	7,771	106,701	50,810	421,040
Ultra Russell2000 Growth	75,565	85,370	1,228,102	27,699	88,740	96,948	46,167	1,648,591
Ultra Basic Materials	66,687	57,118	2,106,814	6,288	152,234	22,006	10,480	2,421,627
Ultra Nasdaq Biotechnology	178,044	151,161	5,699,957	15,454	411,868	54,091	25,758	6,536,333
Ultra Consumer Goods	25,239	24,745	621,792	5,496	44,930	19,236	9,161	750,599
Ultra Consumer Services	32,469	45,636	25,024	20,824	1,808	72,884	34,707	233,352
Ultra Financials	1,588,464	2,210,218	2,478,974	996,480	179,126	3,487,678	1,660,799	12,601,739
Ultra Health Care	33,303	28,350	1,061,912	2,966	76,732	10,382	4,944	1,218,589
Ultra Industrials	91,022	121,176	449,438	51,644	32,476	180,757	86,075	1,012,588
Ultra Oil & Gas	18,103	18,596	398,415	4,786	28,789	16,753	7,977	493,419
Ultra Real Estate	499,048	689,499	1,053,158	308,195	76,099	1,078,683	513,659	4,218,341
Ultra KBW Regional Banking	92,568	130,875	27,996	60,137	2,023	210,480	100,230	624,309
Ultra Semiconductors	86,247	107,571	832,833	41,712	60,179	145,993	69,521	1,344,056
Ultra Technology	522,725	668,359	4,126,670	269,152	298,185	942,033	448,587	7,275,711
Ultra Telecommunications	2,238	2,948	12,820	1,238	926	4,334	2,064	26,568
Ultra Utilities	121,131	171,068	47,324	78,504	3,420	274,763	130,839	827,049
UltraPro Financials	6,958	6,929	165,400	1,622	11,951	5,677	2,705	201,242
Ultra MSCI EAFE	2,862,832	3,929,003	7,521,673	1,741,715	543,502	6,096,004	2,902,858	25,597,587
Ultra MSCI Emerging Markets	1,153,990	1,546,601	5,118,042	665,048	369,820	2,327,669	1,108,414	12,289,584
Ultra FTSE Europe	540,971	676,006	5,151,169	262,920	372,213	920,219	438,198	8,361,696
Ultra MSCI Pacific ex-Japan	64,665	89,398	133,374	39,990	9,637	139,964	66,649	543,677
Ultra MSCI Brazil Capped	377,743	519,791	915,546	231,180	66,156	809,129	385,299	3,304,844
Ultra FTSE China 50	730,309	960,706	4,253,476	402,873	307,348	1,410,057	671,457	8,736,226
Ultra MSCI Japan	842,998	1,169,323	1,519,893	525,205	109,825	1,838,218	875,342	6,880,804
Ultra MSCI Mexico Capped IMI	144,041	185,088	1,085,642	75,081	78,446	262,782	125,134	1,956,214
Ultra 7-10 Year Treasury	3,941,214	4,704,169	49,927,551	1,695,418	3,607,668	5,933,964	2,825,698	72,635,682
Ultra 20+ Year Treasury	137,004	172,674	1,221,974	68,052	88,297	238,182	113,420	2,039,603

Fund Name	Barclays Capital, Inc., 0.03%, dated 08/29/14, due 09/02/14 (1)	Barclays Capital, Inc., 0.04%, dated 08/29/14, due 09/02/14 (2)	BNP Paribas Securities Corp., 0.05%, dated 08/29/14, due 09/02/14 (3)	Credit Suisse (USA) LLC, 0.02%, dated 08/29/14, due 09/02/14 (4)	Credit Suisse (USA) LLC, 0.05%, dated 08/29/14, due 09/02/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 08/29/14, due 09/02/14 (6)	UBS Securities LLC, 0.05%, dated 08/29/14, due 09/02/14 (7)	Total
Ultra High Yield	72,837	102,479	50,059	46,821	3,617	163,874	78,034	517,721
Ultra Investment Grade Corporate	21,986	29,678	85,625	12,882	6,187	45,086	21,469	222,913
	$500,000,000	$682,000,000	$1,550,000,000	$300,000,000	$112,000,000	$1,050,000,000	$500,000,003	$4,694,000,003

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2014 as follows:

(1) U.S. Treasury Note, 2.25%, due 03/31/16, which had an aggregate value at the Trust level of $510,000,071.

(2) U.S. Treasury Bills, 0%, due 09/04/14 to 02/26/15; U.S. Treasury Bond, 4.38%, due 05/15/41; U.S. Treasury Note, 0.38%, due 04/15/15, which had an aggregate value at the Trust level of $695,640,109.

(3) U.S. Treasury Bonds, 0% to 4.25%, due 11/15/18 to 02/15/44; U.S. Treasury Notes, 0.13% to 2.13%, due 09/30/15 to 01/15/24, which had an aggregate value at the Trust level of $1,581,000,185.

(4) U.S. Treasury Bonds, 0%, due 11/15/37 to 05/15/40, which had an aggregate value at the Trust level of $306,002,095.

(5) U.S. Treasury Bonds, 0%, due 11/15/14 to 11/15/43, which had an aggregate value at the Trust level of $114,242,304.

(6) U.S. Treasury Bills, 0%, due 10/09/14 to 04/30/15; U.S. Treasury Bonds, 0% to 10.63%, due 08/15/15 to 02/15/43; U.S. Treasury Notes, 0.13% to 4.63%, due 08/31/14 to 02/15/23, which had an aggregate value at the Trust level of $1,071,000,000.

(7) U.S. Treasury Bills, 0%, due 11/06/14 to 12/04/14; U.S. Treasury Bonds, 0% to 4.50%, due 02/15/16 to 02/15/44; U.S. Treasury Notes, 0.13% to 3.00%, due 01/15/16 to 08/15/24, which had an aggregate value at the Trust level of $510,000,089.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign, quasi-sovereign and supranational bonds, Covered Bonds, and foreign and domestic investment grade corporate debt securities.  Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by both Moody’s and Standard and Poor’s.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a “cover pool”), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments’ issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve certain Funds’ investment objectives, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

In connection with its management of certain series of the Trust included in this report (ProShares UltraShort S&P500®, ProShares UltraShort QQQ®, ProShares UltraShort Dow 30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P 500® and ProShares UltraPro Dow 30SM (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”).  Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.  The Advisor is also subject to periodic inspections and audits by the CFTC and NFA.  Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return.  In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
30 Year TIPS/TSY Spread	16% Long/(138%) Short
UltraPro Short 10 Year TIPS/TSY Spread	277% Long/(300%) Short
Ultra Russell3000	151%
Ultra S&P500®	129%
Ultra QQQ®	138%
Ultra Dow30SM	131%
Ultra Russell2000	147%
Ultra SmallCap600	145%
UltraPro S&P500®	245%
UltraPro Russell2000	248%
Ultra Russell1000 Value	136%
Ultra Russell1000 Growth	141%
Ultra Russell MidCap Value	150%
Ultra Russell MidCap Growth	134%
Ultra Russell2000 Value	133%
Ultra Russell2000 Growth	144%
Ultra Basic Materials	144%
Ultra KBW Regional Banking	116%
UltraPro Financials	220%
Ultra 7-10 Year Treasury	146%
Ultra 20+ Year Treasury	155%
Ultra High Yield	173%
Ultra Investment Grade Corporate	171%

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and  ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies

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Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty to an uncleared swap agreement will typically be a major global financial institution. On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS North American HY Credit ETF and ProShares CDS Short North American HY Credit ETF Funds primarily invest in centrally cleared, index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities.  The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred.  If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.  CDS are designed to reflect changes in credit quality, including events of default.  The ProShares CDS North American HY Credit ETF will normally be a “seller” of credit protection on North American high yield debt issuers through index-based CDS. The ProShares CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

The counterparty risk for cleared swaps is generally lower than for uncleared over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the swap and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. In addition, while the Funds typically structure swap agreements

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Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

All of the outstanding swap agreements held by the Funds on August 31, 2014 contractually terminate within 26 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount existing at the date of termination. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•   Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference assets 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•   Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•   Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•   Correlation Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there is no guarantee that a Fund will achieve a high degree of correlation.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•   Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At August 31, 2014, the ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares CDS North American HY Credit ETF, ProShares CDS Short North American

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

HY Credit ETF, ProShares Short KBW Regional Banking, ProShares Ultra Russell3000, ProShares Ultra QQQ®, ProShares Ultra Dow30SM, ProShares Ultra SmallCap600, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Russell1000 Value, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell MidCap Growth, ProShares Ultra Russell2000 Growth, ProShares Ultra Basic Materials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Consumer Services, ProShares Ultra Real Estate, ProShares Ultra Telecommunications, ProShares UltraPro Financials, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra MSCI Brazil Capped, ProShares Ultra FTSE China 50, ProShares Ultra MSCI Japan and ProShares Ultra MSCI Mexico Capped IMI Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•   Geographic Concentration Risk

Certain Funds that focus their investments in companies tied to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions.  The performance of such Funds may be more volatile than a more geographically diversified fund.

•   Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•   Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  Such factors may cause the value of an investment in a Fund to change.

•   Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Credit Suisse 30-Year Inflation Breakeven Index.  The Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.  As a result, an investment in the Fund may not serve as an effective hedge against inflation.

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Notes to Schedules of Portfolio Investments

August 31, 2014 (Unaudited)

5. Subsequent Events

On September 9, 2014, NYSE Regulation, Inc. (the “NYSE”) sent a letter informing ProShare Advisors LLC (the “Advisor”) that each of ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread (each, a “Fund” and together, the “Funds”) failed to comply with continued NYSE Arca Equities, Inc. listing standards regarding its number of record or beneficial holders. The Advisor, on behalf of each Fund, sent a written plan (the “Plan”) to the NYSE designed to increase and sustain a higher number of record or beneficial holders. Upon review and consideration of the Plan, the NYSE Staff has granted an extension allowing the continued listing of the Funds through at least December 23, 2014. There is no guarantee that the Funds will be able to meet the continued listing standards and avoid a delisting action after that date. If any Fund is delisted, the Fund will not be able to meet the conditions of the exemptive relief it has received from the Securities and Exchange Commission, and will be forced to liquidate.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 28, 2014

By:	/s/ Charles Todd
Charles Todd
Treasurer
October 28, 2014